UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA	02110
(Address of principal executive offices)	(Zip Code)

J.B. Kittredge, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/14

Date of reporting period: 08/31/13

Item 1. Reports to Stockholders.

The semiannual reports for each series of the registrant for the periods ended August 31, 2013 are filed herewith.

GMO Trust

Semiannual Report

August 31, 2013

Quality Fund

Real Estate Fund

U.S. Core Equity Fund

U.S. Flexible Equities Fund

U.S. Growth Fund

U.S. Intrinsic Value Fund

U.S. Small/Mid Cap Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.2%
Mutual Funds	1.2
Short-Term Investments	0.4
Other	0.2

100.0%

Country Summary*	% of Investments
United States	89.2%
United Kingdom	4.2
Switzerland	2.4
Japan	1.7
France	1.0
Netherlands	0.7
Belgium	0.3
Germany	0.3
Australia	0.1
Denmark	0.1

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Software & Services	20.8%
Pharmaceuticals, Biotechnology & Life Sciences	19.8
Food, Beverage & Tobacco	16.8
Health Care Equipment & Services	9.9
Technology Hardware & Equipment	6.9
Household & Personal Products	6.9
Energy	6.7
Food & Staples Retailing	5.7
Consumer Services	2.2
Retailing	1.7
Capital Goods	1.6
Consumer Durables & Apparel	0.7
Telecommunication Services	0.3

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.2%

	Capital Goods — 1.6%
1,835,300	3M Co.	208,453,374
78,800	Danaher Corp.	5,162,976

	Total Capital Goods	213,616,350

	Consumer Durables & Apparel — 0.7%
1,453,240	Nike, Inc. - Class B	91,292,537

	Consumer Services — 2.2%
2,963,400	McDonald’s Corp.	279,626,424
174,435	Yum! Brands, Inc.	12,213,939

	Total Consumer Services	291,840,363

	Energy — 6.6%
7,585,463	BP Plc	52,452,093
4,644,170	Chevron Corp.	559,297,393
1,671,800	Exxon Mobil Corp.	145,714,088
2,097,495	Royal Dutch Shell Plc - A Shares	67,837,129
1,074,639	Total SA	59,509,108

	Total Energy	884,809,811

	Food & Staples Retailing — 5.5%
559,100	Costco Wholesale Corp.	62,546,517
930,800	CVS Caremark Corp.	54,032,940
1,825,109	Sysco Corp.	58,439,990
7,153,676	Tesco Plc	40,653,971
6,105,900	Wal-Mart Stores, Inc.	445,608,582
1,350,000	Walgreen Co.	64,894,500
547,754	Woolworths Ltd.	17,350,809

	Total Food & Staples Retailing	743,527,309

	Food, Beverage & Tobacco — 16.5%
349,504	Anheuser-Busch InBev NV	32,595,113
1,623,754	British American Tobacco Plc	82,104,501
16,366,100	Coca-Cola Co. (The)	624,857,698
1,036,900	General Mills, Inc.	51,139,908
4,950,300	Japan Tobacco, Inc.	167,195,654
2,151,600	Lorillard, Inc.	91,012,680
1,409,719	Nestle SA (Registered)	92,257,926
5,544,411	PepsiCo, Inc.	442,055,889
6,422,330	Philip Morris International, Inc.	535,879,215
2,266,292	Unilever NV	85,270,690
278,671	Unilever Plc	10,625,650

	Total Food, Beverage & Tobacco	2,214,994,924

	Health Care Equipment & Services — 9.7%
6,377,805	Abbott Laboratories	212,572,241
147,100	AmerisourceBergen Corp.	8,372,932
861,300	Baxter International, Inc.	59,912,028

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
513,900	Becton, Dickinson and Co.	50,043,582
168,000	Cardinal Health, Inc.	8,447,040
5,991,780	Express Scripts Holding Co. *	382,754,906
534,765	Laboratory Corp. of America Holdings *	51,187,706
93,400	McKesson Corp.	11,339,694
3,820,230	Medtronic, Inc.	197,696,902
616,845	Quest Diagnostics, Inc.	36,159,454
698,000	Stryker Corp.	46,689,220
2,080,744	UnitedHealth Group, Inc.	149,272,575
1,111,067	Zimmer Holdings, Inc.	87,874,289

	Total Health Care Equipment & Services	1,302,322,569

	Household & Personal Products — 6.8%
336,153	Church & Dwight Co., Inc.	19,950,681
4,372,300	Colgate-Palmolive Co.	252,587,771
617,200	Kimberly-Clark Corp.	57,695,856
7,373,100	Procter & Gamble Co. (The)	574,290,759
142,991	Reckitt Benckiser Group Plc	9,717,552

	Total Household & Personal Products	914,242,619

	Pharmaceuticals, Biotechnology & Life Sciences — 19.4%
335,400	Allergan, Inc.	29,642,652
893,913	Amgen, Inc.	97,382,882
1,787,884	AstraZeneca Plc	88,030,782
2,923,600	Bristol-Myers Squibb Co.	121,884,884
2,552,200	Eli Lilly & Co.	131,183,080
907,100	Gilead Sciences, Inc. *	54,670,917
7,829,031	GlaxoSmithKline Plc	199,668,147
8,110,300	Johnson & Johnson	700,811,023
5,411,800	Merck & Co., Inc.	255,924,022
1,152,954	Novartis AG (Registered)	83,992,305
98,938	Novo Nordisk A/S - Class B	16,542,003
21,605,439	Pfizer, Inc.	609,489,434
555,430	Roche Holding AG	138,449,313
783,343	Sanofi	75,072,787
223,200	Takeda Pharmaceutical Co. Ltd.	10,100,848

	Total Pharmaceuticals, Biotechnology & Life Sciences	2,612,845,079

	Retailing — 1.7%
311,500	Bed Bath & Beyond, Inc. *	22,970,010
2,806,000	Target Corp.	177,647,860
516,178	TJX Cos., Inc. (The)	27,212,904

	Total Retailing	227,830,774

	Software & Services — 20.4%
804,800	Google, Inc. - Class A *	681,585,120
2,747,970	International Business Machines Corp.	500,872,492
449,400	Intuit, Inc.	28,550,382
150,370	Mastercard, Inc. - Class A	91,136,249

2	See accompanying notes to the financial statements.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Software & Services — continued
20,608,300	Microsoft Corp.	688,317,220
19,673,100	Oracle Corp.	626,784,966
610,940	SAP AG	45,123,264
373,900	Visa, Inc. - Class A	65,215,638
17,021	Yahoo! Japan Corp.	8,384,635

	Total Software & Services	2,735,969,966

	Technology Hardware & Equipment — 6.8%
355,818	Apple, Inc.	173,301,157
15,521,631	Cisco Systems, Inc.	361,809,219
2,181,400	EMC Corp.	56,236,492
8,833,200	Hewlett-Packard Co.	197,333,688
1,895,858	Qualcomm, Inc.	125,657,468

	Total Technology Hardware & Equipment	914,338,024

	Telecommunication Services — 0.3%
26,154	NTT Docomo, Inc.	41,810,533

	TOTAL COMMON STOCKS (COST $11,044,806,564)	13,189,440,858

	MUTUAL FUNDS — 1.2%

	Affiliated Issuers — 1.2%
6,401,360	GMO U.S. Treasury Fund	160,034,000

	TOTAL MUTUAL FUNDS (COST $160,034,000)	160,034,000

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%
49,337,785	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	49,337,785

	TOTAL SHORT-TERM INVESTMENTS (COST $49,337,785)	49,337,785

	TOTAL INVESTMENTS — 99.8% (Cost $11,254,178,349)	13,398,812,643
	Other Assets and Liabilities (net) — 0.2%	25,019,810

	TOTAL NET ASSETS — 100.0%	$13,423,832,453

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 30.

See accompanying notes to the financial statements.	3

GMO Real Estate Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.8%
Mutual Funds	1.1
Short-Term Investments	0.4
Other	(0.3)

100.0%

Sub-Industry Summary	% of REIT Investments
Specialized	34.1%
Retail	23.7
Residential	15.1
Office	14.2
Diversified	8.2
Industrial	4.7

100.0%

4

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	REAL ESTATE INVESTMENTS — 98.8%

	REAL ESTATE INVESTMENT TRUSTS — 98.8%

	Diversified — 8.1%
8,400	Duke Realty Corp.	122,556
5,708	Lexington Realty Trust	66,898
3,300	Liberty Property Trust	114,180
651	PS Business Parks, Inc.	47,308
1,164	Select Income	28,320
11,454	Spirit Realty Capital, Inc.	99,764
4,428	Vornado Realty Trust	359,997
1,026	WP Carey, Inc.	67,439

	Total Diversified	906,462

	Industrial — 4.6%
8,900	DCT Industrial Trust, Inc.	59,541
3,000	First Industrial Realty Trust, Inc.	45,390
11,760	ProLogis, Inc.	414,422

	Total Industrial	519,353

	Office — 14.0%
1,730	Alexandria Real Estate Equities, Inc.	106,689
5,000	BioMed Realty Trust, Inc.	92,050
3,425	Boston Properties, Inc.	351,063
5,289	Brandywine Realty Trust	67,805
3,781	CommonWealth	92,824
2,100	Corporate Office Properties Trust	47,838
2,864	Digital Realty Trust, Inc.	159,238
3,800	Douglas Emmett, Inc.	87,780
3,200	Franklin Street Properties Corp.	38,976
2,000	Government Properties Income Trust	46,760
2,121	Highwoods Properties, Inc.	71,647
1,774	Kilroy Realty Corp.	86,553
2,513	Mack-Cali Realty Corp.	54,281
5,700	Piedmont Office Realty Trust, Inc. - Class A	97,926
1,922	SL Green Realty Corp.	167,579

	Total Office	1,569,009

	Residential — 15.0%
2,275	American Campus Communities, Inc.	75,780
2,931	Apartment Investment & Management Co. - Class A	80,690
2,759	AvalonBay Communities, Inc.	341,840
1,828	BRE Properties, Inc.	87,726
2,005	Camden Property Trust	123,889
2,078	Colonial Properties Trust	45,903
1,893	Equity Lifestyle Properties, Inc.	65,782
7,940	Equity Residential	412,006
780	Essex Property Trust, Inc.	111,782
1,354	Home Properties, Inc.	78,126
1,000	Mid-America Apartment Communities, Inc.	61,660
1,231	Post Properties, Inc.	55,678

Shares	Description	Value ($)
	Residential — continued
5,864	UDR, Inc.	132,468

	Total Residential	1,673,330

	Retail — 23.4%
4,013	CBL & Associates Properties, Inc.	77,050
6,597	DDR Corp.	102,385
1,640	Federal Realty Investment Trust	159,588
9,381	General Growth Properties, Inc.	179,928
10,299	Kimco Realty Corp.	206,289
2,972	Macerich Co. (The)	167,264
3,479	National Retail Properties, Inc.	106,562
2,066	Pennsylvania Real Estate Investment Trust	38,324
5,207	Realty Income Corp.	205,677
2,114	Regency Centers Corp.	100,521
7,010	Simon Property Group, Inc.	1,020,866
2,285	Tanger Factory Outlet Centers, Inc.	70,492
1,373	Taubman Centers, Inc.	92,554
3,074	Weingarten Realty Investors	88,255

	Total Retail	2,615,755

	Specialized — 33.7%
4,240	Corrections Corp. of America	139,666
3,900	CubeSmart	64,935
1,500	EPR Properties	73,470
2,926	Extra Space Storage, Inc.	120,639
2,698	Geo Group, Inc. (The)	84,205
13,085	HCP, Inc.	532,952
7,384	Health Care, Inc.	453,673
2,100	Healthcare Realty Trust, Inc.	47,229
4,500	Hospitality Properties Trust	121,590
18,787	Host Hotels & Resorts, Inc.	319,943
2,400	LaSalle Hotel Properties	63,672
1,100	LTC Properties, Inc.	38,973
5,095	Medical Properties Trust, Inc.	58,847
900	National Health Investors, Inc.	49,410
3,500	Omega Healthcare Investors, Inc.	99,400
4,217	Public Storage	643,809
3,600	RLJ Lodging Trust	82,728
1,305	Ryman Hospitality Properties, Inc.	43,117
6,176	Senior Housing Properties Trust	140,504
900	Sovran Self Storage, Inc.	59,643
4,685	Sunstone Hotel Investors, Inc. *	56,360
7,637	Ventas, Inc.	475,480

	Total Specialized	3,770,245

	TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $8,878,324)	11,054,154

	TOTAL REAL ESTATE INVESTMENTS (COST $8,878,324)	11,054,154

See accompanying notes to the financial statements.	5

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 1.1%

	Affiliated Issuers — 1.1%
4,959	GMO U.S. Treasury Fund	123,975

	TOTAL MUTUAL FUNDS (COST $124,000)	123,975

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%
44,439	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	44,439

	TOTAL SHORT-TERM INVESTMENTS (COST $44,439)	44,439

	TOTAL INVESTMENTS — 100.3% (Cost $9,046,763)	11,222,568
	Other Assets and Liabilities (net) — (0.3%)	(28,741)

	TOTAL NET ASSETS — 100.0%	$11,193,827

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 30.

6	See accompanying notes to the financial statements.

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.1%
Mutual Funds	2.4
Short-Term Investments	0.3
Other	0.2

100.0%

Industry Group Summary	% of Equity Investments*
Software & Services	17.3%
Pharmaceuticals, Biotechnology & Life Sciences	14.9
Health Care Equipment & Services	11.3
Food, Beverage & Tobacco	8.6
Energy	7.4
Technology Hardware & Equipment	7.0
Diversified Financials	6.8
Household & Personal Products	5.2
Food & Staples Retailing	3.8
Insurance	3.8
Capital Goods	3.3
Retailing	2.8
Consumer Services	2.0
Automobiles & Components	1.4
Consumer Durables & Apparel	1.4
Semiconductors & Semiconductor Equipment	0.7
Telecommunication Services	0.6
Utilities	0.6
Materials	0.3
Commercial & Professional Services	0.2
Transportation	0.2
Real Estate	0.2
Media	0.2

100.0%

*	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. The table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

7

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.1%

	Automobiles & Components — 1.4%
52,100	Delphi Automotive Plc	2,866,542
212,700	Ford Motor Co.	3,443,613
321,366	General Motors Co. *	10,952,153
25,100	TRW Automotive Holdings Corp. *	1,733,657

	Total Automobiles & Components	18,995,965

	Capital Goods — 3.2%
159,800	3M Co.	18,150,084
88,500	Danaher Corp.	5,798,520
39,200	Eaton Corp. Plc	2,482,144
15,000	Exelis, Inc.	220,650
46,300	Fastenal Co.	2,036,737
71,600	General Dynamics Corp.	5,960,700
25,900	L-3 Communications Holdings, Inc.	2,339,547
4,100	MRC Global, Inc. *	107,625
6,700	Navistar International Corp. *	229,609
58,500	Raytheon Co.	4,411,485
9,800	WW Grainger, Inc.	2,424,030

	Total Capital Goods	44,161,131

	Commercial & Professional Services — 0.2%
18,100	Stericycle, Inc. *	2,037,336
17,200	Verisk Analytics, Inc. - Class A *	1,069,496

	Total Commercial & Professional Services	3,106,832

	Consumer Durables & Apparel — 1.4%
58,100	Coach, Inc.	3,068,261
138,780	Nike, Inc. - Class B	8,718,160
8,000	Ralph Lauren Corp.	1,323,280
117,300	Taylor Morrison Home Corp. - Class A *	2,417,553
17,300	VF Corp.	3,238,733

	Total Consumer Durables & Apparel	18,765,987

	Consumer Services — 1.9%
20,400	Apollo Group, Inc. - Class A *	378,828
14,100	Burger King Worldwide, Inc.	275,796
5,300	DeVry, Inc.	159,053
192,000	McDonald’s Corp.	18,117,120
110,400	Starbucks Corp.	7,785,408
4,300	Weight Watchers International, Inc.	154,542

	Total Consumer Services	26,870,747

	Diversified Financials — 6.6%
1,537,559	Bank of America Corp.	21,710,333
530,900	Citigroup, Inc.	25,658,397
53,700	Goldman Sachs Group, Inc. (The)	8,169,381
532,800	JPMorgan Chase & Co.	26,922,384
220,400	Morgan Stanley	5,677,504

Shares	Description	Value ($)
	Diversified Financials — continued
12,300	Prospect Capital Corp.	136,161
156,400	SLM Corp.	3,752,036

	Total Diversified Financials	92,026,196

	Energy — 7.1%
100,090	Apache Corp.	8,575,711
339,544	Chevron Corp.	40,891,284
112,500	ConocoPhillips	7,458,750
159,000	Exxon Mobil Corp.	13,858,440
28,600	Hess Corp.	2,140,710
65,300	Marathon Petroleum Corp.	4,734,903
146,000	Marathon Oil Corp.	5,026,780
21,000	Murphy Oil Corp.	1,415,820
51,900	Occidental Petroleum Corp.	4,578,099
93,200	Phillips 66	5,321,720
22,600	Tesoro Corp.	1,041,634
108,000	Valero Energy Corp.	3,837,240

	Total Energy	98,881,091

	Food & Staples Retailing — 3.7%
43,500	Costco Wholesale Corp.	4,866,345
95,600	CVS Caremark Corp.	5,549,580
50,300	Kroger Co. (The)	1,840,980
49,900	Safeway, Inc.	1,292,410
178,100	Sysco Corp.	5,702,762
152,500	Walgreen Co.	7,330,675
340,778	Wal–Mart Stores, Inc.	24,869,978

	Total Food & Staples Retailing	51,452,730

	Food, Beverage & Tobacco — 8.4%
26,750	Brown-Forman Corp. - Class B	1,791,983
45,500	Campbell Soup Co.	1,964,690
797,300	Coca-Cola Co. (The)	30,440,914
7,450	Dean Foods Co. *	142,742
146,700	General Mills, Inc.	7,235,244
31,700	Hershey Co. (The)	2,914,815
23,500	Hormel Foods Corp.	973,605
54,500	Kellogg Co.	3,308,695
80,280	Lorillard, Inc.	3,395,844
25,700	McCormick & Co., Inc. (Non Voting)	1,738,605
29,900	Monster Beverage Corp. *	1,715,961
294,575	PepsiCo, Inc.	23,486,465
401,203	Philip Morris International, Inc.	33,476,378
66,200	Reynolds American, Inc.	3,153,106

	Total Food, Beverage & Tobacco	115,739,047

	Health Care Equipment & Services — 11.0%
305,700	Abbott Laboratories	10,188,981
116,800	Aetna, Inc.	7,403,952
120,200	Baxter International, Inc.	8,361,112

8	See accompanying notes to the financial statements.

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
51,100	Becton, Dickinson and Co.	4,976,118
2	Cardinal Health, Inc.	100
52,360	Cerner Corp. *	2,411,702
63,900	Cigna Corp.	5,028,291
29,600	Community Health Systems, Inc.	1,162,096
100,300	Covidien Plc	5,957,820
16,370	CR Bard; Inc.	1,880,422
23,300	Edwards Lifesciences Corp. *	1,639,854
190,350	Express Scripts Holding Co. *	12,159,558
75,200	HCA Holdings, Inc.	2,871,888
18,600	Henry Schein, Inc. *	1,879,530
46,800	Humana, Inc.	4,309,344
14,790	Idexx Laboratories, Inc. *	1,387,598
8,160	Intuitive Surgical, Inc. *	3,154,003
72,700	Laboratory Corp. of America Holdings *	6,958,844
22,200	Mednax, Inc. *	2,161,614
322,800	Medtronic, Inc.	16,704,900
37,200	Quest Diagnostics, Inc.	2,180,664
22,800	ResMed, Inc.	1,077,072
71,300	Stryker Corp.	4,769,257
63,500	St Jude Medical, Inc.	3,201,035
22,900	Tenet Healthcare Corp. *	894,245
364,474	UnitedHealth Group, Inc.	26,147,365
23,600	Varian Medical Systems, Inc. *	1,662,620
79,300	WellPoint, Inc.	6,751,602
58,825	Zimmer Holdings, Inc.	4,652,469

	Total Health Care Equipment & Services	151,934,056

	Household & Personal Products — 5.1%
29,600	Church & Dwight Co., Inc.	1,756,760
27,273	Clorox Co.	2,255,477
180,620	Colgate-Palmolive Co.	10,434,417
47,960	Estee Lauder Cos., Inc. (The) - Class A	3,134,666
21,900	Herbalife Ltd.	1,336,119
70,000	Kimberly-Clark Corp.	6,543,600
578,200	Procter & Gamble Co. (The)	45,035,998

	Total Household & Personal Products	70,497,037

	Insurance — 3.7%
130,400	AFLAC, Inc.	7,535,816
53,300	Allstate Corp. (The)	2,554,136
10,100	American Financial Group, Inc.	520,453
213,100	American International Group, Inc. *	9,900,626
30,200	Assurant, Inc.	1,601,808
157,000	Genworth Financial, Inc. - Class A *	1,852,600
125,600	Hartford Financial Services Group, Inc. (The)	3,717,760
74,000	Lincoln National Corp.	3,110,960
149,500	MetLife, Inc.	6,905,405
41,500	Principal Financial Group, Inc.	1,698,180
73,000	Prudential Financial, Inc.	5,466,240

Shares	Description	Value ($)
	Insurance — continued
14,400	Torchmark Corp.	992,016
40,000	Travelers Cos., Inc. (The)	3,196,000
69,300	Unum Group	2,046,429

	Total Insurance	51,098,429

	Materials — 0.3%
63,300	LyondellBasell Industries NV - Class A	4,440,495

	Media — 0.2%
69,000	Gannett Co., Inc.	1,662,210
7,600	John Wiley and Sons, Inc. - Class A	332,880
7,200	Starz - Liberty Capital *	179,712

	Total Media	2,174,802

	Pharmaceuticals, Biotechnology & Life Sciences — 14.4%
58,700	Allergan, Inc.	5,187,906
30,590	Biogen Idec, Inc. *	6,516,282
286,000	Bristol–Myers Squibb Co.	11,923,340
351,900	Eli Lilly & Co.	18,087,660
74,100	Gilead Sciences, Inc. *	4,466,007
785,600	Johnson & Johnson	67,883,696
25,000	Life Technologies Corp. *	1,860,250
800,785	Merck & Co., Inc.	37,869,123
1,531,136	Pfizer, Inc.	43,193,346
5,800	Techne Corp.	449,558
21,800	Theravance, Inc. *	781,530
19,000	Waters Corp. *	1,878,150

	Total Pharmaceuticals, Biotechnology & Life Sciences	200,096,848

	Real Estate — 0.2%
64,300	American Capital Agency Corp. REIT	1,463,468
34,300	ARMOUR Residential, Inc. REIT	143,374
27,600	CYS Investments, Inc. REIT	211,968
20,700	Hatteras Financial Corp. REIT	378,810
21,400	Invesco Mortgage Capital, Inc. REIT	327,634

	Total Real Estate	2,525,254

	Retailing — 2.7%
56,600	AutoNation, Inc. *	2,645,484
4,000	AutoZone, Inc. *	1,679,760
92,900	Bed Bath & Beyond, Inc. *	6,850,446
4,100	Buckle, Inc. (The)	212,298
46,500	Dollar Tree, Inc. *	2,450,550
35,500	GameStop Corp. - Class A	1,782,455
32,400	Genuine Parts Co.	2,495,124
65,300	J.C. Penney Co., Inc. *	814,944
39,400	Kohl’s Corp.	2,021,614
4,700	Rent-A-Center, Inc.	176,297
44,985	Ross Stores, Inc.	3,025,691

See accompanying notes to the financial statements.	9

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Retailing — continued
74,560	Sears Holdings Corp. *	3,298,535
143,200	Staples, Inc.	1,991,912
149,517	TJX Cos., Inc. (The)	7,882,536

	Total Retailing	37,327,646

	Semiconductors & Semiconductor Equipment — 0.7%
430,100	Intel Corp.	9,453,598

	Software & Services — 16.8%
147,800	Accenture Plc - Class A	10,678,550
43,400	Amdocs Ltd.	1,599,724
11,800	Ansys, Inc. *	990,964
92,500	Automatic Data Processing, Inc.	6,582,300
36,800	Citrix Systems, Inc. *	2,604,336
48,900	Cognizant Technology Solutions Corp. - Class A *	3,584,370
52,320	Google, Inc. - Class A *	44,309,808
236,770	International Business Machines Corp.	43,156,068
56,500	Intuit, Inc.	3,589,445
7,100	MAXIMUS, Inc.	266,321
2,239,957	Microsoft Corp.	74,814,564
993,215	Oracle Corp.	31,643,830
67,200	Paychex, Inc.	2,599,296
5,600	SolarWinds, Inc. *	204,120
89,701	Symantec Corp.	2,297,242
198,300	Western Union Co.	3,476,199

	Total Software & Services	232,397,137

	Technology Hardware & Equipment — 6.8%
27,480	Apple, Inc.	13,384,134
23,900	Arrow Electronics, Inc. *	1,109,438
1,204,980	Cisco Systems, Inc.	28,088,084
153,900	Corning, Inc.	2,160,756
378,006	Dell, Inc.	5,205,143
255,000	EMC Corp.	6,573,900
620,563	Hewlett-Packard Co.	13,863,377
6,800	Lexmark International, Inc.	232,288
298,700	Qualcomm, Inc.	19,797,836
11,600	Viasat, Inc. *	739,268
55,400	Western Digital Corp.	3,434,800

	Total Technology Hardware & Equipment	94,589,024

	Telecommunication Services — 0.6%
217,000	AT&T, Inc.	7,341,110
30,400	NII Holdings, Inc. *	181,792
9,800	Telephone & Data Systems, Inc.	271,362
1,900	United States Cellular Corp.	81,282

	Total Telecommunication Services	7,875,546

Shares	Description	Value ($)
	Transportation — 0.2%
34,000	CH Robinson Worldwide, Inc.	1,933,580
50,400	Delta Air Lines, Inc.	994,392

	Total Transportation	2,927,972

	Utilities — 0.5%
25,000	Entergy Corp.	1,580,750
96,000	Exelon Corp.	2,927,040
89,600	Public Service Enterprise Group, Inc.	2,904,832

	Total Utilities	7,412,622

	TOTAL COMMON STOCKS (COST $1,168,420,931)	1,344,750,192

	MUTUAL FUNDS — 2.4%

	Affiliated Issuers — 2.4%
1,308,603	GMO U.S. Treasury Fund	32,715,073

	TOTAL MUTUAL FUNDS (COST $32,720,000)	32,715,073

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%
3,826,030	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	3,826,030

	TOTAL SHORT-TERM INVESTMENTS (COST $3,826,030)	3,826,030

	TOTAL INVESTMENTS — 99.8% (Cost $1,204,966,961)	1,381,291,295
	Other Assets and Liabilities (net) — 0.2%	3,117,770

	TOTAL NET ASSETS — 100.0%	$1,384,409,065

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 30.

10	See accompanying notes to the financial statements.

GMO U.S. Flexible Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.8%
Short-Term Investments	1.9
Mutual Funds	1.1
Other	0.2

100.0%

Country Summary*	% of Investments
United States	94.9%
United Kingdom	2.5
Switzerland	1.7
France	0.8
Australia	0.1

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Software & Services	21.3%
Pharmaceuticals, Biotechnology & Life Sciences	18.9
Food, Beverage & Tobacco	14.6
Health Care Equipment & Services	10.7
Technology Hardware & Equipment	7.9
Household & Personal Products	7.3
Energy	6.9
Food & Staples Retailing	5.6
Consumer Services	2.4
Retailing	1.9
Capital Goods	1.7
Consumer Durables & Apparel	0.8

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. The table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

11

GMO U.S. Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.8%

	Capital Goods — 1.6%
992,300	3M Co.	112,705,434
36,000	Danaher Corp.	2,358,720

	Total Capital Goods	115,064,154

	Consumer Durables & Apparel — 0.8%
827,400	Nike, Inc. - Class B	51,977,268

	Consumer Services — 2.3%
1,636,600	McDonald’s Corp.	154,429,576
111,100	Yum! Brands, Inc.	7,779,222

	Total Consumer Services	162,208,798

	Energy — 6.7%
4,216,538	BP Plc	29,156,591
2,545,100	Chevron Corp.	306,506,393
920,000	Exxon Mobil Corp.	80,187,200
746,824	Royal Dutch Shell Plc - A Shares	24,153,763
578,471	Total SA	32,033,356

	Total Energy	472,037,303

	Food & Staples Retailing — 5.4%
298,400	Costco Wholesale Corp.	33,382,008
511,400	CVS Caremark Corp.	29,686,770
1,017,400	Sysco Corp.	32,577,148
3,354,000	Wal-Mart Stores, Inc.	244,774,920
690,400	Walgreen Co.	33,187,528
256,294	Woolworths Ltd.	8,118,440

	Total Food & Staples Retailing	381,726,814

	Food, Beverage & Tobacco — 14.1%
9,038,200	Coca-Cola Co. (The)	345,078,476
532,700	General Mills, Inc.	26,272,764
1,357,200	Lorillard, Inc.	57,409,560
425,683	Nestle SA (Registered)	27,858,482
3,050,400	PepsiCo, Inc.	243,208,392
3,522,900	Philip Morris International, Inc.	293,950,776

	Total Food, Beverage & Tobacco	993,778,450

	Health Care Equipment & Services — 10.4%
3,510,600	Abbott Laboratories	117,008,298
89,700	AmerisourceBergen Corp.	5,105,724
447,200	Baxter International, Inc.	31,107,232
274,700	Becton, Dickinson and Co.	26,750,286
102,600	Cardinal Health, Inc.	5,158,728
3,415,100	Express Scripts Holding Co. *	218,156,588
348,300	Laboratory Corp. of America Holdings *	33,339,276
57,400	McKesson Corp.	6,968,934
2,073,700	Medtronic, Inc.	107,313,975
379,300	Quest Diagnostics, Inc.	22,234,566

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
361,500	Stryker Corp.	24,180,735
1,127,700	UnitedHealth Group, Inc.	80,901,198
677,400	Zimmer Holdings, Inc.	53,575,566

	Total Health Care Equipment & Services	731,801,106

	Household & Personal Products — 7.1%
218,600	Church & Dwight Co., Inc.	12,973,910
2,485,400	Colgate-Palmolive Co.	143,581,558
316,100	Kimberly-Clark Corp.	29,549,028
3,993,000	Procter & Gamble Co. (The)	311,014,770

	Total Household & Personal Products	497,119,266

	Pharmaceuticals, Biotechnology & Life Sciences — 18.3%
168,600	Allergan, Inc.	14,900,868
474,900	Amgen, Inc.	51,735,606
537,651	AstraZeneca Plc	26,472,544
1,561,900	Bristol-Myers Squibb Co.	65,115,611
1,319,900	Eli Lilly & Co.	67,842,860
487,400	Gilead Sciences, Inc. *	29,375,598
3,511,954	GlaxoSmithKline Plc	89,567,323
4,203,300	Johnson & Johnson	363,207,153
2,830,500	Merck & Co., Inc.	133,854,345
375,997	Novartis AG (Registered)	27,391,253
11,849,600	Pfizer, Inc.	334,277,216
225,846	Roche Holding AG	56,295,525
246,452	Sanofi	23,619,077

	Total Pharmaceuticals, Biotechnology & Life Sciences	1,283,654,979

	Retailing — 1.9%
159,400	Bed Bath & Beyond, Inc. *	11,754,156
1,645,400	Target Corp.	104,170,274
306,900	TJX Cos., Inc. (The)	16,179,768

	Total Retailing	132,104,198

	Software & Services — 20.6%
430,300	Google, Inc. - Class A *	364,421,070
1,490,200	International Business Machines Corp.	271,618,754
228,900	Intuit, Inc.	14,542,017
91,992	Mastercard, Inc. - Class A	55,754,511
11,080,700	Microsoft Corp.	370,095,380
10,443,600	Oracle Corp.	332,733,096
227,400	Visa, Inc. - Class A	39,663,108

	Total Software & Services	1,448,827,936

	Technology Hardware & Equipment — 7.6%
207,400	Apple, Inc.	101,014,170
9,155,800	Cisco Systems, Inc.	213,421,698
1,181,200	EMC Corp.	30,451,336
5,437,300	Hewlett-Packard Co.	121,469,282

12	See accompanying notes to the financial statements.

GMO U.S. Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Technology Hardware & Equipment — continued
1,037,500	Qualcomm, Inc.	68,765,500

	Total Technology Hardware & Equipment	535,121,986

	TOTAL COMMON STOCKS (COST $6,193,568,695)	6,805,422,258

	MUTUAL FUNDS — 1.1%

	Affiliated Issuers — 1.1%
3,114,365	GMO U.S. Treasury Fund	77,859,118

	TOTAL MUTUAL FUNDS (COST $77,875,397)	77,859,118

	SHORT-TERM INVESTMENTS — 1.9%

	Money Market Funds — 1.9%
132,937,409	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	132,937,409

	TOTAL SHORT-TERM INVESTMENTS (COST $132,937,409)	132,937,409

	TOTAL INVESTMENTS — 99.8% (Cost $6,404,381,501)	7,016,218,785
	Other Assets and Liabilities (net) — 0.2%	15,082,548

	TOTAL NET ASSETS — 100.0%	$7,031,301,333

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 30.

See accompanying notes to the financial statements.	13

GMO U.S. Growth Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.8%
Mutual Funds	2.5
Short-Term Investments	0.6
Other	(1.9)

100.0%

Industry Group Summary	% of Equity Investments*
Software & Services	22.7%
Food, Beverage & Tobacco	17.9
Technology Hardware & Equipment	9.3
Retailing	8.6
Pharmaceuticals, Biotechnology & Life Sciences	8.4
Food & Staples Retailing	5.9
Household & Personal Products	5.3
Capital Goods	4.6
Consumer Services	3.3
Media	3.2
Consumer Durables & Apparel	2.8
Telecommunication Services	2.0
Materials	1.8
Health Care Equipment & Services	1.7
Transportation	0.6
Energy	0.6
Semiconductors & Semiconductor Equipment	0.5
Diversified Financials	0.3
Real Estate	0.3
Commercial & Professional Services	0.2

100.0%

*	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. The table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

14

GMO U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.8%

	Capital Goods — 4.5%
300	3M Co.	34,074
51	BE Aerospace, Inc. *	3,478
123	Boeing Co.	12,782
344	Colfax Corp. *	17,919
40	Danaher Corp.	2,621
57	TransDigm Group, Inc.	7,809
292	United Technologies Corp.	29,229
42	WABCO Holdings, Inc. *	3,275

	Total Capital Goods	111,187

	Commercial & Professional Services — 0.2%
53	IHS, Inc. - Class A *	5,679

	Consumer Durables & Apparel — 2.8%
140	Carter’s, Inc.	10,310
265	Michael Kors Holdings Ltd. *	19,634
317	Nike, Inc. - Class B	19,914
3	NVR, Inc. *	2,567
93	Ralph Lauren Corp.	15,383

	Total Consumer Durables & Apparel	67,808

	Consumer Services — 3.3%
200	Burger King Worldwide, Inc.	3,912
365	H&R Block, Inc.	10,187
505	McDonald’s Corp.	47,652
170	Starbucks Corp.	11,989
123	Wyndham Worldwide Corp.	7,301

	Total Consumer Services	81,041

	Diversified Financials — 0.3%
18	IntercontinentalExchange, Inc. *	3,236
44	McGraw-Hill Cos., Inc. (The)	2,568
33	Moody’s Corp.	2,097

	Total Diversified Financials	7,901

	Energy — 0.6%
151	Kinder Morgan Inc.	5,727
42	Oceaneering International, Inc.	3,258
73	Range Resources Corp.	5,474

	Total Energy	14,459

	Food & Staples Retailing — 5.9%
187	Costco Wholesale Corp.	20,920
239	CVS Caremark Corp.	13,874
198	Kroger Co. (The)	7,247
505	Sysco Corp.	16,170
333	Walgreen Co.	16,007
767	Wal–Mart Stores, Inc.	55,975

Shares	Description	Value ($)
	Food & Staples Retailing — continued
265	Whole Foods Market, Inc.	13,979

	Total Food & Staples Retailing	144,172

	Food, Beverage & Tobacco — 17.7%
765	Altria Group, Inc.	25,918
181	Brown-Forman Corp. - Class B	12,125
263	Campbell Soup Co.	11,356
1,770	Coca-Cola Co. (The)	67,579
147	ConAgra Foods, Inc.	4,971
235	Dr Pepper Snapple Group, Inc.	10,519
253	Flowers Foods, Inc.	5,260
446	General Mills, Inc.	21,997
40	Green Mountain Coffee Roasters, Inc. *	3,452
219	Hershey Co. (The)	20,137
281	Hormel Foods Corp.	11,642
90	J.M. Smucker Co. (The)	9,553
246	Kellogg Co.	14,935
80	Kraft Foods Group, Inc.	4,142
504	Lorillard, Inc.	21,319
247	McCormick & Co., Inc. (Non Voting)	16,709
343	Mead Johnson Nutrition Co.	25,735
298	Monster Beverage Corp. *	17,102
659	PepsiCo, Inc.	52,542
756	Philip Morris International, Inc.	63,081
335	Reynolds American, Inc.	15,956

	Total Food, Beverage & Tobacco	436,030

	Health Care Equipment & Services — 1.6%
44	Baxter International, Inc.	3,061
28	DaVita, Inc. *	3,010
236	Express Scripts Holding Co. *	15,076
42	Intuitive Surgical, Inc. *	16,234
68	Tenet Healthcare Corp. *	2,655

	Total Health Care Equipment & Services	40,036

	Household & Personal Products — 5.2%
272	Church & Dwight Co., Inc.	16,143
206	Clorox Co.	17,036
523	Colgate-Palmolive Co.	30,214
332	Estee Lauder Cos., Inc. (The) - Class A	21,699
170	Herbalife Ltd.	10,372
213	Kimberly–Clark Corp.	19,911
153	Nu Skin Enterprises, Inc. - Class A	12,808

	Total Household & Personal Products	128,183

	Materials — 1.8%
38	Eastman Chemical Co.	2,888
158	LyondellBasell Industries NV - Class A	11,084
195	Monsanto Co.	19,089

See accompanying notes to the financial statements.	15

GMO U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Materials — continued
130	W.R. Grace & Co. *	10,445

	Total Materials	43,506

	Media — 3.1%
128	CBS Corp. - Class B (Non Voting)	6,541
77	Charter Communications, Inc. - Class A *	9,349
338	Comcast Corp. - Class A	13,770
276	Liberty Global Plc - Series C *	20,294
667	Twenty-First Century Fox, Inc.	20,897
107	Walt Disney Co. (The)	6,509

	Total Media	77,360

	Pharmaceuticals, Biotechnology & Life Sciences — 8.3%
286	AbbVie, Inc.	12,186
85	Alexion Pharmaceuticals, Inc. *	9,160
279	Amgen, Inc.	30,394
58	Biogen Idec, Inc. *	12,355
56	BioMarin Pharmaceutical, Inc. *	3,666
583	Bristol–Myers Squibb Co.	24,305
74	Celgene Corp. *	10,359
389	Eli Lilly & Co.	19,995
600	Gilead Sciences, Inc. *	36,162
534	Johnson & Johnson	46,143

	Total Pharmaceuticals, Biotechnology & Life Sciences	204,725

	Real Estate — 0.3%
166	Realogy Holdings Corp. *	7,027

	Retailing — 8.5%
49	Amazon.com, Inc. *	13,768
436	Dollar General Corp. *	23,531
344	Dollar Tree, Inc. *	18,129
87	Expedia, Inc.	4,068
53	Family Dollar Stores, Inc.	3,773
290	Gap Inc. (The)	11,728
1,591	Groupon, Inc. *	16,165
435	Home Depot, Inc.	32,403
93	Lowe’s Cos., Inc.	4,261
138	Macy’s, Inc.	6,131
42	Netflix, Inc. *	11,924
25	O’Reilly Automotive, Inc. *	3,068
47	Priceline.com, Inc. *	44,111
240	Sally Beauty Holdings, Inc. *	6,271
52	TripAdvisor, Inc. *	3,846
49	Ulta Salon Cosmetics & Fragrance, Inc. *	4,863

	Total Retailing	208,040

Shares	Description	Value ($)
	Semiconductors & Semiconductor Equipment — 0.5%
391	Intel Corp.	8,594
162	Skyworks Solutions, Inc. *	4,109

	Total Semiconductors & Semiconductor Equipment	12,703

	Software & Services — 22.4%
246	Accenture Plc - Class A	17,773
82	Citrix Systems, Inc. *	5,803
105	Cognizant Technology Solutions Corp. - Class A *	7,696
655	eBay, Inc. *	32,743
73	Equinix, Inc. *	12,683
135	FleetCor Technologies, Inc. *	13,920
130	Google, Inc. - Class A *	110,097
406	International Business Machines Corp.	74,002
71	Mastercard, Inc. - Class A	43,032
3,124	Microsoft Corp.	104,341
1,831	Oracle Corp.	58,336
216	Verisign, Inc. *	10,366
304	Visa, Inc. - Class A	53,024
39	VMware, Inc. *	3,282
73	Workday, Inc. - Class A *	5,295

	Total Software & Services	552,393

	Technology Hardware & Equipment — 9.2%
87	3D Systems Corp. *	4,472
236	Apple, Inc.	114,944
671	EMC Corp.	17,298
55	F5 Networks, Inc. *	4,586
112	Motorola Solutions, Inc.	6,273
219	NetApp, Inc.	9,097
1,067	Qualcomm, Inc.	70,721

	Total Technology Hardware & Equipment	227,391

	Telecommunication Services — 2.0%
183	Crown Castle International Corp. *	12,704
752	Verizon Communications, Inc.	35,630

	Total Telecommunication Services	48,334

	Transportation — 0.6%
36	JB Hunt Transport Services, Inc.	2,592
23	Union Pacific Corp.	3,531
108	United Parcel Service, Inc. - Class B	9,243

	Total Transportation	15,366

	TOTAL COMMON STOCKS (COST $2,087,084)	2,433,341

16	See accompanying notes to the financial statements.

GMO U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 2.5%

	Affiliated Issuers — 2.5%
2,479	GMO U.S. Treasury Fund	61,971

	TOTAL MUTUAL FUNDS (COST $61,989)	61,971

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%
13,649	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	13,649

	TOTAL SHORT-TERM INVESTMENTS (COST $13,649)	13,649

	TOTAL INVESTMENTS — 101.9% (Cost $2,162,722)	2,508,961
	Other Assets and Liabilities (net) — (1.9%)	(46,843)

	TOTAL NET ASSETS — 100.0%	$2,462,118

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 30.

See accompanying notes to the financial statements.	17

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.7%
Mutual Funds	1.1
Short-Term Investments	0.2
Rights/Warrants	0.0 ^

100.0%

Industry Group Summary	% of Equity Investments*
Pharmaceuticals, Biotechnology & Life Sciences	18.5%
Software & Services	14.5
Health Care Equipment & Services	10.1
Diversified Financials	9.4
Food, Beverage & Tobacco	6.6
Technology Hardware & Equipment	6.1
Energy	5.8
Food & Staples Retailing	5.8
Insurance	4.5
Household & Personal Products	3.7
Capital Goods	3.3
Media	2.4
Automobiles & Components	1.7
Banks	1.6
Retailing	1.3
Telecommunication Services	1.0
Consumer Durables & Apparel	0.9
Semiconductors & Semiconductor Equipment	0.8
Consumer Services	0.8
Materials	0.6
Transportation	0.3
Commercial & Professional Services	0.2
Real Estate	0.1

100.0%

^	Rounds to 0.0%.

*	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. The table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

18

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.7%

	Automobiles & Components — 1.7%
445	Delphi Automotive Plc	24,484
2,800	Ford Motor Co.	45,332
3,012	General Motors Co. *	102,649
150	Lear Corp.	10,312
200	TRW Automotive Holdings Corp. *	13,814

	Total Automobiles & Components	196,591

	Banks — 1.6%
1,200	KeyCorp.	14,004
372	PNC Financial Services Group, Inc.	26,884
3,448	Wells Fargo & Co.	141,644

	Total Banks	182,532

	Capital Goods — 3.2%
854	3M Co.	96,997
190	Aecom Technology Corp. *	5,535
354	Danaher Corp.	23,194
486	Eaton Corp. Plc	30,774
741	General Dynamics Corp.	61,688
185	L-3 Communications Holdings, Inc.	16,711
380	Lockheed Martin Corp.	46,520
449	Northrop Grumman Corp.	41,429
530	Raytheon Co.	39,967
196	Rockwell Collins, Inc.	13,871

	Total Capital Goods	376,686

	Commercial & Professional Services — 0.2%
144	Manpowergroup, Inc.	9,338
500	Pitney Bowes, Inc.	8,160

	Total Commercial & Professional Services	17,498

	Consumer Durables & Apparel — 0.9%
300	Hasbro, Inc.	13,674
258	Jarden Corp. *	11,081
866	Nike, Inc. - Class B	54,402
120	Tupperware Brands Corp.	9,692
133	Whirlpool Corp.	17,111

	Total Consumer Durables & Apparel	105,960

	Consumer Services — 0.8%
400	H&R Block, Inc.	11,164
874	McDonald’s Corp.	82,471

	Total Consumer Services	93,635

	Diversified Financials — 9.3%
402	Ameriprise Financial, Inc.	34,632
20,072	Bank of America Corp.	283,417
1,689	Bank of New York Mellon Corp. (The)	50,231

Shares	Description	Value ($)
	Diversified Financials — continued
2,284	Citigroup, Inc.	110,386
616	Goldman Sachs Group, Inc. (The)	93,712
8,440	JPMorgan Chase & Co.	426,473
1,212	Morgan Stanley	31,221
300	NASDAQ OMX Group, Inc. (The)	8,958
613	SLM Corp.	14,706
600	State Street Corp.	40,032

	Total Diversified Financials	1,093,768

	Energy — 5.8%
1,430	Chevron Corp.	172,215
1,025	ConocoPhillips	67,958
2,019	Exxon Mobil Corp.	175,976
464	Hess Corp.	34,730
507	HollyFrontier Corp.	22,551
708	Marathon Petroleum Corp.	51,337
278	Murphy Oil Corp.	18,743
1,259	Phillips 66	71,889
300	Tesoro Corp.	13,827
1,324	Valero Energy Corp.	47,042

	Total Energy	676,268

	Food & Staples Retailing — 5.7%
1,795	CVS Caremark Corp.	104,200
1,286	Kroger Co. (The)	47,068
628	Safeway, Inc.	16,265
662	Sysco Corp.	21,197
2,267	Walgreen Co.	108,975
5,130	Wal–Mart Stores, Inc.	374,387

	Total Food & Staples Retailing	672,092

	Food, Beverage & Tobacco — 6.5%
885	Archer-Daniels-Midland Co.	31,161
192	Brown-Forman Corp. - Class B	12,862
194	Bunge Ltd.	14,701
387	Campbell Soup Co.	16,711
500	Coca-Cola Enterprises, Inc.	18,700
4,024	Coca-Cola Co. (The)	153,636
597	ConAgra Foods, Inc.	20,191
632	General Mills, Inc.	31,170
185	Hershey Co. (The)	17,011
364	Hormel Foods Corp.	15,081
400	Kellogg Co.	24,284
514	Lorillard, Inc.	21,742
2,580	PepsiCo, Inc.	205,703
1,555	Philip Morris International, Inc.	129,749
672	Reynolds American, Inc.	32,007
748	Tyson Foods, Inc. - Class A	21,655

	Total Food, Beverage & Tobacco	766,364

See accompanying notes to the financial statements.	19

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — 10.0%
2,141	Abbott Laboratories	71,360
926	Aetna, Inc.	58,699
600	AmerisourceBergen Corp.	34,152
1,319	Baxter International, Inc.	91,750
554	Becton, Dickinson and Co.	53,949
3,425	Boston Scientific Corp. *	36,236
616	Cardinal Health, Inc.	30,972
256	CareFusion Corp. *	9,178
422	Cigna Corp.	33,207
200	Community Health Systems, Inc.	7,852
798	Covidien Plc	47,401
100	CR Bard, Inc.	11,487
663	Express Scripts Holding Co. *	42,352
553	HCA Holdings, Inc.	21,119
339	Humana, Inc.	31,215
129	Laboratory Corp. of America Holdings *	12,348
411	McKesson Corp.	49,900
2,866	Medtronic, Inc.	148,315
197	Omnicare, Inc.	10,711
265	Quest Diagnostics, Inc.	15,534
848	Stryker Corp.	56,723
800	St Jude Medical, Inc.	40,328
2,023	UnitedHealth Group, Inc.	145,130
762	WellPoint, Inc.	64,877
553	Zimmer Holdings, Inc.	43,737

	Total Health Care Equipment & Services	1,168,532

	Household & Personal Products — 3.6%
500	Avon Products, Inc.	9,885
190	Clorox Co.	15,713
835	Colgate-Palmolive Co.	48,238
129	Energizer Holdings, Inc.	12,749
317	Estee Lauder Cos., Inc. (The) - Class A	20,719
514	Kimberly-Clark Corp.	48,049
3,490	Procter & Gamble Co. (The)	271,836

	Total Household & Personal Products	427,189

	Insurance — 4.4%
741	AFLAC, Inc.	42,822
862	Allstate Corp. (The)	41,307
132	American Financial Group, Inc.	6,802
1,606	American International Group, Inc. *	74,615
188	Assurant, Inc.	9,972
195	Axis Capital Holdings Ltd.	8,383
810	Genworth Financial, Inc. - Class A *	9,558
1,100	Hartford Financial Services Group, Inc. (The)	32,560
659	Lincoln National Corp.	27,704
1,711	MetLife, Inc.	79,031
400	Principal Financial Group, Inc.	16,368
792	Prudential Financial, Inc.	59,305

Shares	Description	Value ($)
	Insurance — continued
156	Torchmark Corp.	10,747
937	Travelers Cos., Inc. (The)	74,866
656	Unum Group	19,372

	Total Insurance	513,412

	Materials — 0.6%
200	Avery Dennison Corp.	8,552
500	Huntsman Corp.	8,750
418	LyondellBasell Industries NV - Class A	29,323
279	Owens-Illinois, Inc. *	7,921
102	Reliance Steel & Aluminum Co.	6,802
427	Sealed Air Corp.	12,127

	Total Materials	73,475

	Media — 2.4%
400	DIRECTV *	23,272
600	Gannett Co., Inc.	14,454
556	Thomson Reuters Corp.	18,281
2,120	Time Warner, Inc.	128,324
1,101	Viacom, Inc. - Class B	87,595
16	Washington Post Co. (The) - Class B	9,024

	Total Media	280,950

	Pharmaceuticals, Biotechnology & Life Sciences — 18.3%
252	Allergan, Inc.	22,272
1,924	Amgen, Inc.	209,600
1,861	Bristol–Myers Squibb Co.	77,585
3,827	Eli Lilly & Co.	196,708
332	Forest Laboratories, Inc. *	14,120
1,931	Gilead Sciences, Inc. *	116,381
6,277	Johnson & Johnson	542,396
300	Life Technologies Corp. *	22,323
6,611	Merck & Co., Inc.	312,634
700	Mylan, Inc. *	24,738
18,990	Pfizer, Inc.	535,708
783	Thermo Fisher Scientific, Inc.	69,554

	Total Pharmaceuticals, Biotechnology & Life Sciences	2,144,019

	Real Estate — 0.0%
1,900	Chimera Investment Corp. REIT	5,586

	Retailing — 1.3%
556	Best Buy Co., Inc.	20,016
300	GameStop Corp. - Class A	15,063
153	Genuine Parts Co.	11,783
302	Kohl’s Corp.	15,496
737	Lowe’s Cos., Inc.	33,769
193	Sears Holdings Corp. *	8,538
1,188	Staples, Inc.	16,525

20	See accompanying notes to the financial statements.

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Retailing — continued
602	TJX Cos., Inc. (The)	31,737

	Total Retailing	152,927

	Semiconductors & Semiconductor Equipment — 0.8%
1,300	Applied Materials, Inc.	19,513
200	First Solar, Inc. *	7,344
3,171	Intel Corp.	69,699

	Total Semiconductors & Semiconductor Equipment	96,556

	Software & Services — 14.3%
1,270	Accenture Plc - Class A	91,757
1,000	Activision Blizzard, Inc.	16,320
463	Amdocs Ltd.	17,066
336	Automatic Data Processing, Inc.	23,910
290	BMC Software, Inc. *	13,340
536	CA, Inc.	15,678
300	Computer Sciences Corp.	15,045
402	Fidelity National Information Services, Inc.	17,873
281	Google, Inc. - Class A *	237,979
1,698	International Business Machines Corp.	309,494
254	Intuit, Inc.	16,137
15,581	Microsoft Corp.	520,405
8,895	Oracle Corp.	283,395
551	SAIC, Inc.	8,304
1,800	Symantec Corp.	46,098
1,055	Western Union Co.	18,494
1,164	Yahoo!, Inc. *	31,568

	Total Software & Services	1,682,863

	Technology Hardware & Equipment — 6.0%
198	Apple, Inc.	96,436
117	Arrow Electronics, Inc. *	5,431
210	Avnet, Inc. *	8,098
9,913	Cisco Systems, Inc.	231,072
2,173	Corning, Inc.	30,509
1,900	Dell, Inc.	26,163
269	Harris Corp.	15,233
4,336	Hewlett-Packard Co.	96,866
348	Ingram Micro, Inc. - Class A *	7,691
1,400	Qualcomm, Inc.	92,792
466	Seagate Technology Plc	17,857
424	TE Connectivity Ltd.	20,776
466	Western Digital Corp.	28,892
2,700	Xerox Corp.	26,946

	Total Technology Hardware & Equipment	704,762

	Telecommunication Services — 1.0%
2,529	AT&T, Inc.	85,556
600	Centurylink, Inc.	19,872
2,000	Frontier Communications Corp.	8,660

Shares	Description	Value ($)
	Telecommunication Services — continued
1,057	Sprint Corp. *	7,092

	Total Telecommunication Services	121,180

	Transportation — 0.3%
1,419	Delta Air Lines, Inc.	27,997
400	United Continental Holdings, Inc. *	11,384

	Total Transportation	39,381

	TOTAL COMMON STOCKS (COST $9,577,641)	11,592,226

	MUTUAL FUNDS — 1.1%

	Affiliated Issuers — 1.1%
5,079	GMO U.S. Treasury Fund	126,987

	TOTAL MUTUAL FUNDS (COST $127,015)	126,987

	RIGHTS/WARRANTS — 0.0%

	Insurance — 0.0%
160	American International Group, Inc., Warrants, Strike 45.00 *	2,992

	TOTAL RIGHTS/WARRANTS (COST $2,717)	2,992

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
23,843	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	23,843

	TOTAL SHORT-TERM INVESTMENTS (COST $23,843)	23,843

	TOTAL INVESTMENTS — 100.0% (Cost $9,731,216)	11,746,048
	Other Assets and Liabilities (net) — (0.0%)	(5,505)

	TOTAL NET ASSETS — 100.0%	$11,740,543

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 30.

See accompanying notes to the financial statements.	21

GMO U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.7%
Mutual Funds	1.6
Short-Term Investments	0.3
Other	(0.6)

100.0%

Industry Group Summary	% of Equity Investments*
Insurance	12.3%
Capital Goods	8.2
Software & Services	7.6
Technology Hardware & Equipment	6.5
Retailing	6.3
Banks	6.2
Materials	6.0
Health Care Equipment & Services	5.7
Commercial & Professional Services	4.7
Media	3.7
Consumer Services	3.5
Consumer Durables & Apparel	3.4
Energy	3.2
Diversified Financials	3.1
Pharmaceuticals, Biotechnology & Life Sciences	2.8
Real Estate	2.6
Automobiles & Components	2.5
Food, Beverage & Tobacco	2.4
Household & Personal Products	2.1
Food & Staples Retailing	1.8
Transportation	1.7
Semiconductors & Semiconductor Equipment	1.7
Telecommunication Services	1.2
Utilities	0.8

100.0%

*	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

22

GMO U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.7%

	Automobiles & Components — 2.5%
402	American Axle & Manufacturing Holdings, Inc. *	7,730
374	Cooper Tire & Rubber Co.	11,942
900	Dana Holding Corp.	18,864
880	Federal-Mogul Corp. *	13,429
624	Goodyear Tire & Rubber Co. (The) *	12,555
782	Lear Corp.	53,762
236	Standard Motor Products, Inc.	7,236
307	Tenneco, Inc. *	14,162
608	Thor Industries, Inc.	31,148
797	TRW Automotive Holdings Corp. *	55,049

	Total Automobiles & Components	225,877

	Banks — 6.1%
800	Associated Banc Corp.	12,760
805	Astoria Financial Corp.	9,901
399	Banco Latinoamericano de Comercio Exterior SA	9,608
548	Bancorpsouth, Inc.	10,620
236	Bank of Hawaii Corp.	12,154
253	BankUnited, Inc.	7,476
119	BofI Holding, Inc. *	7,708
181	BOK Financial Corp.	11,600
201	Cathay General Bancorp	4,426
227	Commerce Bancshares, Inc.	9,804
260	Community Bank System, Inc.	8,642
689	CVB Financial Corp.	8,778
77	First Citizens BancShares, Inc. - Class A	15,572
633	First Horizon National Corp.	7,001
428	First Interstate Bancsystem, Inc.	9,728
2,946	First Niagara Financial Group, Inc.	29,755
668	FirstMerit Corp.	14,135
508	Flagstar Bancorp, Inc. *	7,366
699	FNB Corp.	8,437
1,131	Fulton Financial Corp.	13,674
233	Glacier Bancorp, Inc.	5,499
217	Hancock Holding Co.	6,977
3,493	Hudson City Bancorp, Inc.	32,101
3,122	Huntington Bancshares, Inc.	25,725
623	International Bancshares Corp.	13,656
594	National Penn Bancshares, Inc.	5,964
156	NBT Bancorp, Inc.	3,342
992	New York Community Bancorp, Inc.	14,533
405	Northwest Bancshares, Inc.	5,403
399	OFG Bancorp	6,855
722	Old National Bancorp	9,487
148	PacWest Bancorp	4,921
44	Park National Corp.	3,348
745	People’s United Financial, Inc.	10,594
819	Popular, Inc. *	25,438
204	Prosperity Bancshares, Inc.	12,199

Shares	Description	Value ($)

	Banks — continued
510	Provident Financial Services, Inc.	8,252
300	Republic Bancorp, Inc. - Class A	7,923
85	Sterling Financial Corp.	2,057
854	Susquehanna Bancshares, Inc.	10,769
866	TCF Financial Corp.	12,167
484	Trustmark Corp.	12,032
225	UMB Financial Corp.	13,439
404	Umpqua Holdings Corp.	6,561
176	Union First Market Bankshares Corp.	3,765
251	United Bankshares, Inc.	6,970
1,011	Valley National Bancorp	10,201
631	Washington Federal, Inc.	13,182
409	Webster Financial Corp.	10,822
300	WesBanco, Inc.	8,607
120	Westamerica Bancorporation	5,648
768	Zions Bancorporation	21,481

	Total Banks	559,063

	Capital Goods — 8.1%
498	AAR Corp.	12,495
317	Actuant Corp. - Class A	11,323
1,120	Aecom Technology Corp. *	32,626
463	AGCO Corp.	26,187
762	Aircastle Ltd.	12,421
179	Albany International Corp. - Class A	5,776
406	Alliant Techsystems, Inc.	39,285
232	Applied Industrial Technologies, Inc.	11,048
247	Barnes Group, Inc.	7,724
457	Brady Corp. - Class A	15,081
558	Briggs & Stratton Corp.	10,652
302	Chicago Bridge & Iron Co NV (NY Shares)	18,069
83	CIRCOR International, Inc.	4,772
79	Comfort Systems USA, Inc.	1,193
560	Crane Co.	32,150
309	Curtiss-Wright Corp.	12,904
598	EMCOR Group, Inc.	22,479
343	EnerSys	17,589
77	Engility Holdings, Inc. *	2,592
124	EnPro Industries, Inc. *	7,065
168	Esterline Technologies Corp. *	12,817
2,261	Exelis, Inc.	33,259
142	GATX Corp.	6,427
523	General Cable Corp.	15,967
188	Griffon Corp.	2,074
413	Harsco Corp.	9,718
423	Huntington Ingalls Industries, Inc.	26,784
21	Hyster-Yale Materials Handling, Inc.	1,588
273	Idex Corp.	16,208
879	ITT Corp.	28,875
208	John Bean Technologies Corp.	4,557

See accompanying notes to the financial statements.	23

GMO U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Capital Goods — continued
315	Joy Global, Inc.	15,473
185	Kennametal, Inc.	7,866
884	Manitowoc Co, Inc. (The)	17,662
597	MasTec, Inc. *	18,985
1,043	Meritor, Inc. *	7,770
326	Moog, Inc. - Class A *	16,561
586	Navistar International Corp. *	20,082
631	Orbital Sciences Corp. *	10,954
834	Oshkosh Corp. *	37,463
224	Rush Enterprises, Inc. - Class A *	5,607
605	Terex Corp. *	17,545
486	Timken Co. (The)	27,245
297	Trinity Industries, Inc.	12,539
610	Tutor Perini Corp. *	11,700
512	URS Corp.	25,354
280	Watts Water Technologies, Inc. - Class A	14,507
163	WESCO International, Inc. *	12,024

	Total Capital Goods	741,042

	Commercial & Professional Services — 4.7%
553	ABM Industries, Inc.	13,355
395	Brink’s Co. (The)	10,203
270	Cintas Corp.	12,895
96	Consolidated Graphics, Inc. *	5,136
695	Deluxe Corp.	27,348
195	Dun & Bradstreet Corp.	19,399
227	Equifax, Inc.	13,414
514	FTI Consulting, Inc. *	17,188
210	G&K Services, Inc. - Class A	10,802
349	Herman Miller, Inc.	8,889
281	HNI Corp.	9,408
169	ICF International, Inc. *	5,558
128	Insperity, Inc.	4,083
510	Kelly Services, Inc. - Class A	9,282
313	Knoll, Inc.	4,767
229	Korn/Ferry International *	4,056
926	Manpowergroup, Inc.	60,051
242	Mine Safety Appliances Co.	11,648
2,245	Pitney Bowes, Inc.	36,638
659	Quad Graphics, Inc.	20,653
1,427	RR Donnelley & Sons Co.	23,802
1,737	Steelcase, Inc. - Class A	25,221
427	Towers Watson & Co. - Class A	35,121
138	TrueBlue, Inc. *	3,356
85	UniFirst Corp.	8,150
669	United Stationers, Inc.	26,586

	Total Commercial & Professional Services	427,009

Shares	Description	Value ($)

	Consumer Durables & Apparel — 3.4%
177	Columbia Sportswear Co.	10,016
242	Deckers Outdoor Corp. *	14,213
310	G-III Apparel Group Ltd. *	14,201
536	Hanesbrands, Inc.	31,881
1,231	Hasbro, Inc.	56,109
333	Helen of Troy Ltd. *	13,380
638	Iconix Brand Group, Inc. *	20,939
1,082	Jarden Corp. *	46,472
1,025	Jones Group, Inc. (The)	15,098
400	Leggett & Platt, Inc.	11,568
157	NACCO Industries, Inc. - Class A	8,726
1,213	Quiksilver, Inc. *	6,004
278	Skechers U.S.A., Inc. *	8,543
307	Tempur-Pedic International, Inc. *	11,823
497	Tupperware Brands Corp.	40,143
88	Universal Electronics, Inc. *	2,654

	Total Consumer Durables & Apparel	311,770

	Consumer Services — 3.4%
968	Apollo Group, Inc. - Class A *	17,976
172	Bally Technologies, Inc. *	12,406
171	Bob Evans Farms, Inc.	8,384
866	Boyd Gaming Corp. *	10,496
707	Bridgepoint Education, Inc. *	11,679
299	Brinker International, Inc.	11,957
1,301	Caesars Entertainment Corp. *	27,932
100	Capella Education Co. *	5,435
127	CEC Entertainment, Inc.	5,140
244	Cracker Barrel Old Country Store, Inc.	24,014
766	DeVry, Inc.	22,988
108	DineEquity, Inc.	7,157
141	Domino’s Pizza, Inc.	8,663
353	Education Management Corp. *	2,866
730	Hillenbrand, Inc.	18,075
1,583	International Game Technology	29,903
123	International Speedway Corp. - Class A	3,812
144	ITT Educational Services, Inc. *	4,149
200	Jack in the Box, Inc. *	7,898
200	Matthews International Corp. - Class A	7,380
151	Outerwall, Inc. *	9,388
124	Red Robin Gourmet Burgers, Inc. *	8,043
483	Regis Corp.	7,622
327	Scientific Games Corp. - Class A *	4,673
483	Service Corp. International	8,733
600	Speedway Motorsports, Inc.	10,608
158	Weight Watchers International, Inc.	5,678
1,601	Wendy’s Co. (The)	12,103

	Total Consumer Services	315,158

24	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Diversified Financials — 3.0%
2,377	American Capital Ltd. *	29,665
1,318	Apollo Investment Corp.	10,399
1,191	BGC Partners, Inc. - Class A	6,658
332	Cash America International, Inc.	14,203
114	Credit Acceptance Corp. *	12,261
111	DFC Global Corp. *	1,254
362	Eaton Vance Corp.	13,955
198	Encore Capital Group, Inc. *	8,488
248	EZCORP, Inc. - Class A *	4,211
168	Green Dot Corp. - Class A *	3,857
551	Interactive Brokers Group, Inc. - Class A	9,246
330	Investment Technology Group, Inc. *	5,610
985	Janus Capital Group, Inc.	8,235
1,794	NASDAQ OMX Group, Inc. (The)	53,569
607	Nelnet, Inc. - Class A	22,993
586	PHH Corp. *	12,230
205	Piper Jaffray Cos., Inc. *	6,665
497	Solar Capital Ltd.	10,909
210	Stifel Financial Corp. *	8,404
470	Waddell and Reed Financial, Inc. - Class A	22,381
127	World Acceptance Corp. *	10,880

	Total Diversified Financials	276,073

	Energy — 3.2%
848	Alon USA Energy, Inc.	10,532
1,443	Alpha Natural Resources, Inc. *	8,774
373	Basic Energy Services, Inc. *	4,342
255	Bristow Group, Inc.	16,754
353	C&J Energy Services, Inc. *	7,247
576	CVR Energy, Inc.	24,664
734	Delek US Holdings, Inc.	18,247
294	Exterran Holdings, Inc. *	8,064
400	Green Plains Renewable Energy, Inc. *	6,436
347	Helix Energy Solutions Group, Inc. *	8,685
385	Helmerich & Payne, Inc.	24,270
1,108	Nabors Industries Ltd.	17,063
950	Newpark Resources, Inc. *	10,574
895	Patterson-UTI Energy, Inc.	17,533
360	Renewable Energy Group, Inc. *	5,562
659	RPC, Inc.	9,411
114	SEACOR Holdings, Inc.	9,471
528	Ship Finance International Ltd.	8,163
246	Stone Energy Corp. *	6,740
414	Superior Energy Services, Inc. *	10,168
313	W&T Offshore, Inc.	4,836
1,025	Western Refining, Inc.	30,063
559	World Fuel Services Corp.	21,326

	Total Energy	288,925

Shares	Description	Value ($)

	Food & Staples Retailing — 1.8%
159	Andersons, Inc. (The)	10,440
135	Harris Teeter Supermarkets, Inc.	6,635
410	Ingles Markets, Inc. - Class A	10,246
7,468	Rite Aid Corp. *	25,839
2,723	Safeway, Inc.	70,526
3,544	Supervalu, Inc. *	25,410
200	Village Super Market, Inc.	6,998
220	Weis Markets, Inc.	10,336

	Total Food & Staples Retailing	166,430

	Food, Beverage & Tobacco — 2.4%
687	Chiquita Brands International, Inc. *	8,471
733	Dean Foods Co. *	14,044
818	Dole Food Co., Inc. *	11,223
551	Flowers Foods, Inc.	11,455
768	Fresh Del Monte Produce, Inc.	22,165
516	Ingredion, Inc.	32,477
910	Pilgrim’s Pride Corp. *	13,950
331	Post Holdings, Inc. *	14,134
11	Seaboard Corp.	29,480
1,314	Smithfield Foods, Inc. *	44,058
375	Universal Corp.	18,383

	Total Food, Beverage & Tobacco	219,840

	Health Care Equipment & Services — 5.6%
955	Alere, Inc. *	29,767
1,200	Allscripts Healthcare Solutions, Inc. *	17,448
192	Chemed Corp.	13,371
1,115	Community Health Systems, Inc.	43,775
326	Conmed Corp.	10,135
227	Greatbatch, Inc. *	7,711
1,849	Health Management Associates, Inc. - Class A *	23,778
610	Health Net, Inc. *	18,410
647	Hill-Rom Holdings, Inc.	22,088
246	Integra LifeSciences Holdings Corp. *	9,997
310	Invacare Corp.	4,653
710	Kindred Healthcare, Inc.	10,437
600	LifePoint Hospitals, Inc. *	27,138
294	Magellan Health Services, Inc. *	16,526
338	MedAssets, Inc. *	7,578
195	Molina Healthcare, Inc. *	6,511
1,037	Omnicare, Inc.	56,382
784	Owens & Minor, Inc.	26,742
283	Patterson Cos., Inc.	11,286
400	PharMerica Corp. *	4,920
1,238	Select Medical Holdings Corp.	10,486
585	STERIS Corp.	23,921
187	Teleflex, Inc.	14,414
452	Tenet Healthcare Corp. *	17,651
400	Triple-S Management Corp. - Class B *	7,460

See accompanying notes to the financial statements.	25

GMO U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Health Care Equipment & Services — continued
629	Universal Health Services, Inc. - Class B	42,615
723	Vanguard Health Systems, Inc. *	15,147
192	WellCare Health Plans, Inc. *	12,225

	Total Health Care Equipment & Services	512,572

	Household & Personal Products — 2.0%
661	Energizer Holdings, Inc.	65,327
1,128	Harbinger Group, Inc. *	10,366
472	Herbalife Ltd.	28,797
316	Inter Parfums, Inc.	8,396
282	Nu Skin Enterprises, Inc. - Class A	23,606
600	Revlon, Inc. - Class A *	13,428
425	Spectrum Brands Holdings, Inc.	25,730
162	USANA Health Sciences, Inc. *	12,304

	Total Household & Personal Products	187,954

	Insurance — 12.1%
255	Allied World Assurance Co Holdings Ltd.	23,391
842	American Equity Investment Life Holding Co.	16,680
779	American Financial Group, Inc.	40,142
360	American National Insurance Co.	37,789
362	AmTrust Financial Services, Inc.	12,927
517	Arch Capital Group Ltd. *	27,561
279	Argo Group International Holdings Ltd.	11,394
680	Aspen Insurance Holdings Ltd.	24,188
898	Assurant, Inc.	47,630
1,400	Assured Guaranty Ltd.	27,846
1,132	Axis Capital Holdings Ltd.	48,665
3,498	CNO Financial Group, Inc.	47,538
467	Endurance Specialty Holdings Ltd.	23,406
77	Enstar Group Ltd. *	10,377
376	Everest Re Group Ltd.	51,493
200	FBL Financial Group, Inc. - Class A	8,816
457	Fidelity National Financial, Inc. - Class A	10,835
933	First American Financial Corp.	19,500
5,179	Genworth Financial, Inc. - Class A *	61,112
587	Hanover Insurance Group, Inc. (The)	31,269
953	HCC Insurance Holdings, Inc.	40,217
636	Horace Mann Educators Corp.	16,765
200	Kansas City Life Insurance Co.	8,732
425	Kemper Corp.	14,429
1,021	Maiden Holdings Ltd.	13,355
943	MBIA, Inc. *	11,156
177	Mercury General Corp.	7,767
407	Montpelier Re Holdings Ltd.	10,114
14	National Western Life Insurance Co. - Class A	2,772
590	Old Republic International Corp.	8,378
224	OneBeacon Insurance Group Ltd. - Class A	3,199
501	PartnerRe Ltd.	43,662
350	Platinum Underwriters Holdings Ltd.	20,223

Shares	Description	Value ($)

	Insurance — continued
828	Primerica, Inc.	30,744
180	ProAssurance Corp.	8,485
1,052	Protective Life Corp.	43,963
578	Reinsurance Group of America, Inc.	37,460
245	RenaissanceRe Holdings Ltd.	21,413
72	Safety Insurance Group, Inc.	3,610
504	Selective Insurance Group, Inc.	11,557
695	StanCorp Financial Group, Inc.	36,362
1,552	Symetra Financial Corp.	26,803
944	Torchmark Corp.	65,032
566	Tower Group International Ltd.	7,998
717	Validus Holdings Ltd.	24,815
239	W.R. Berkley Corp.	9,828

	Total Insurance	1,111,398

	Materials — 5.9%
510	A Schulman, Inc.	13,750
991	Avery Dennison Corp.	42,375
644	Bemis Co., Inc.	25,625
905	Boise, Inc.	7,738
217	Cabot Corp.	8,678
257	Chemtura Corp. *	5,633
114	Clearwater Paper Corp. *	5,433
348	Cliffs Natural Resources, Inc.	7,263
1,032	Commercial Metals Co.	15,356
188	Domtar Corp.	12,408
1,008	Ferro Corp. *	7,409
1,256	Graphic Packaging Holding Co. *	10,437
204	Greif, Inc. - Class A	10,990
196	HB Fuller Co.	7,309
2,194	Huntsman Corp.	38,395
137	Innospec, Inc.	5,606
173	International Flavors & Fragrances, Inc.	13,669
268	KapStone Paper and Packaging Corp.	11,256
175	Koppers Holdings, Inc.	6,785
373	Kronos Worldwide, Inc.	5,524
148	Minerals Technologies, Inc.	6,571
349	Olin Corp.	8,062
423	OM Group, Inc. *	12,022
969	Owens-Illinois, Inc. *	27,510
260	Packaging Corp. of America	13,790
310	PH Glatfelter Co.	7,942
752	PolyOne Corp.	20,319
464	Reliance Steel & Aluminum Co.	30,944
490	Resolute Forest Products, Inc. *	6,179
295	Rock- Tenn Co.- Class A	32,777
235	Schnitzer Steel Industries, Inc. - Class A	5,934
275	Schweitzer-Mauduit International, Inc.	15,749
2,079	Sealed Air Corp.	59,044
66	Sensient Technologies Corp.	2,736

26	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Materials — continued
170	Sonoco Products Co.	6,329
106	Tredegar Corp.	2,369
764	Worthington Industries, Inc.	25,464

	Total Materials	545,380

	Media — 3.7%
1,277	Belo Corp. - Class A	18,057
791	Cablevision Systems Corp. - Class A	14,024
2,722	Gannett Co., Inc.	65,573
255	Harte-Hanks, Inc.	2,117
282	John Wiley and Sons, Inc. - Class A	12,352
724	LIN Media LLC - Class A *	12,163
322	Lions Gate Entertainment Corp. *	11,273
1,179	Live Nation Entertainment, Inc. *	19,878
100	MDC Partners, Inc. - Class A	2,238
506	Meredith Corp.	21,763
1,275	New York Times Co. (The) - Class A *	14,216
177	Nexstar Broadcasting Group, Inc. - Class A	5,942
1,339	Regal Entertainment Group - Class A	23,955
461	Scholastic Corp.	13,604
1,047	Sinclair Broadcast Group, Inc.	25,044
501	Starz-Liberty Capital *	12,505
631	Valassis Communications, Inc.	17,384
82	Washington Post Co. (The) - Class B	46,248

	Total Media	338,336

	Pharmaceuticals, Biotechnology & Life Sciences — 2.8%
102	Bio-Rad Laboratories, Inc. *	11,629
341	Bruker Corp. *	6,834
463	Charles River Laboratories International, Inc. *	21,321
246	Covance, Inc. *	19,936
932	Endo Health Solutions, Inc. *	38,296
316	Hospira, Inc. *	12,334
347	Myriad Genetics, Inc. *	9,081
2,009	PDL BioPharma, Inc.	15,951
526	PerkinElmer, Inc.	18,920
266	Questcor Pharmaceuticals, Inc.	17,737
360	United Therapeutics Corp. *	25,528
2,583	Warner Chilcott Plc. - Class A	55,405

	Total Pharmaceuticals, Biotechnology & Life Sciences	252,972

	Real Estate — 2.6%
442	American Capital Mortgage Investment Corp. REIT	8,858
1,454	Anworth Mortgage Asset Corp. REIT	6,441
1,544	ARMOUR Residential, Inc. REIT	6,454
831	Ashford Hospitality Trust, Inc. REIT	9,581
705	Brandywine Realty Trust REIT	9,038
635	Capstead Mortgage Corp. REIT	7,455
11,319	Chimera Investment Corp. REIT	33,278
808	CommonWealth REIT	19,836

Shares	Description	Value ($)

	Real Estate — continued
104	EPR Properties REIT	5,094
595	Geo Group, Inc. (The) REIT	18,570
361	Hatteras Financial Corp. REIT	6,606
580	Hospitality Properties Trust REIT	15,672
1,143	Invesco Mortgage Capital, Inc. REIT	17,499
706	iStar Financial, Inc. REIT *	7,823
995	MFA Financial, Inc. REIT	7,164
2,030	Newcastle Investment Corp. REIT	10,698
1,038	NorthStar Realty Finance Corp. REIT	9,093
303	Pennsylvania Real Estate Investment Trust REIT	5,621
397	Pennymac Mortgage Investment Trust REIT	8,357
519	Redwood Trust, Inc. REIT	9,233
1,444	Two Harbors Investment Corp. REIT	13,732

	Total Real Estate	236,103

	Retailing — 6.2%
900	Aaron’s, Inc.	24,363
213	Abercrombie & Fitch Co. - Class A	7,521
200	Advance Auto Parts, Inc.	16,014
413	Aeropostale, Inc. *	3,358
368	ANN, Inc. *	12,770
388	Asbury Automotive Group, Inc. *	19,062
389	Ascena Retail Group, Inc. *	6,348
409	AutoNation, Inc. *	19,117
604	Barnes & Noble, Inc. *	8,257
301	Big 5 Sporting Goods Corp.	5,036
396	Big Lots, Inc. *	14,026
590	Brown Shoe Co., Inc.	13,228
147	Conn’s, Inc. *	9,792
200	Core-Mark Holding Co., Inc.	12,620
280	Dillard’s, Inc. - Class A	21,353
396	Express, Inc. *	8,312
259	Finish Line, Inc. (The) - Class A	5,429
1,441	GameStop Corp. - Class A	72,353
155	Genesco, Inc. *	9,560
302	Group 1 Automotive, Inc.	23,172
650	Guess?, Inc.	19,825
327	hhgregg, Inc. *	5,922
401	HSN, Inc.	21,598
306	Lithia Motors, Inc. - Class A	20,080
421	Men’s Wearhouse, Inc. (The)	15,851
2,886	Office Depot, Inc. *	12,092
1,449	OfficeMax, Inc.	15,751
546	Orbitz Worldwide, Inc. *	5,192
1,150	Penske Auto Group, Inc.	44,884
546	Rent-A-Center, Inc.	20,480
448	Sears Holdings Corp. *	19,819
285	Signet Jewelers Ltd	18,924
882	Sonic Automotive, Inc.	19,219

See accompanying notes to the financial statements.	27

GMO U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Retailing — continued
364	Stage Stores, Inc.	6,781
226	Williams-Sonoma, Inc.	12,749

	Total Retailing	570,858

	Semiconductors & Semiconductor Equipment — 1.6%
2,352	Amkor Technology, Inc. *	9,432
1,198	First Solar, Inc. *	43,991
1,245	GT Advanced Technologies, Inc. *	8,043
156	International Rectifier Corp. *	3,725
481	Intersil Corp. - Class A	4,988
3,159	Marvell Technology Group Ltd.	38,255
280	Microsemi Corp. *	7,207
1,160	PMC-Sierra, Inc. *	7,227
1,603	SunEdison, Inc. *	11,798
699	SunPower Corp. *	15,021

	Total Semiconductors & Semiconductor Equipment	149,687

	Software & Services — 7.5%
336	Acxiom Corp. *	8,360
1,565	Amdocs Ltd.	57,686
469	AOL, Inc. *	15,444
506	AVG Technologies NV *	10,965
342	BMC Software, Inc. *	15,732
1,816	Booz Allen Hamilton Holding Corp.	36,738
534	Broadridge Financial Solutions, Inc.	15,892
244	CACI International, Inc. - Class A *	16,446
1,408	Computer Sciences Corp.	70,611
834	Compuware Corp.	8,899
1,051	Convergys Corp.	18,529
351	CoreLogic, Inc. *	9,021
510	CSG Systems International, Inc.	12,005
325	DST Systems, Inc.	23,195
1,287	EarthLink, Inc.	6,332
203	EPIQ Systems, Inc.	2,487
100	ePlus, Inc.	5,195
409	Euronet Worldwide, Inc. *	14,049
188	Fair Isaac Corp.	9,415
391	Global Payments, Inc.	18,631
163	Heartland Payment Systems, Inc.	6,023
157	IAC/InterActiveCorp	7,707
423	j2 Global, Inc.	20,828
596	Lender Processing Services, Inc.	19,012
58	Manhattan Associates, Inc. *	5,075
504	Mantech International Corp. - Class A	14,339
899	Mentor Graphics Corp.	19,922
335	NeuStar, Inc. - Class A *	16,931
647	Rovi Corp. *	11,601
3,549	SAIC, Inc.	53,483
326	Solera Holdings, Inc.	16,828
521	Sykes Enterprises, Inc. *	8,873

Shares	Description	Value ($)

	Software & Services — continued
505	Synopsys, Inc. *	18,311
588	TeleTech Holdings, Inc. *	14,388
568	Total System Services, Inc.	15,717
552	Unisys Corp. *	13,888
1,538	United Online, Inc.	12,073
579	Valueclick, Inc. *	12,252
245	Verint Systems, Inc. *	8,122
230	VistaPrint NV *	12,245

	Total Software & Services	683,250

	Technology Hardware & Equipment — 6.4%
415	Anixter International, Inc. *	34,677
1,080	Arris Group, Inc. *	16,924
1,008	Arrow Electronics, Inc. *	46,791
1,152	Avnet, Inc. *	44,421
1,189	AVX Corp.	15,303
435	Belden, Inc.	24,673
500	Benchmark Electronics, Inc. *	10,985
3,586	Brocade Communications Systems, Inc. *	26,536
262	Checkpoint Systems, Inc. *	3,844
376	Diebold, Inc.	10,633
295	Dolby Laboratories, Inc. - Class A	9,272
421	Electronics for Imaging, Inc. *	12,327
614	Emulex Corp. *	4,421
940	FLIR Systems, Inc.	29,403
1,157	Harris Corp.	65,521
1,763	Ingram Micro, Inc. - Class A *	38,962
719	Insight Enterprises, Inc. *	13,740
256	InterDigital, Inc.	9,098
216	Itron, Inc. *	8,091
633	Jabil Circuit, Inc.	14,445
859	Lexmark International, Inc.	29,344
400	PC Connection, Inc.	5,940
107	Plexus Corp. *	3,503
620	Polycom, Inc. *	6,157
1,242	Sanmina Corp. *	20,207
143	Scansource, Inc. *	4,430
467	SYNNEX Corp. *	22,187
479	Tech Data Corp. *	23,548
1,671	Vishay Intertechnology, Inc. *	20,470
281	Zebra Technologies Corp. *	12,814

	Total Technology Hardware & Equipment	588,667

	Telecommunication Services — 1.2%
58	Atlantic Tele-Network, Inc.	2,740
9,532	Frontier Communications Corp.	41,273
300	IDT Corp. - Class B	4,986
781	Leap Wireless International, Inc. *	11,856
1,323	NII Holdings, Inc. *	7,911
233	Premiere Global Services, Inc. *	2,255

28	See accompanying notes to the financial statements.

GMO U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Telecommunication Services — continued
553	Telephone & Data Systems, Inc.	15,313
2,172	Vonage Holdings Corp. *	6,777
1,785	Windstream Corp.	14,405

	Total Telecommunication Services	107,516

	Transportation — 1.7%
269	Alaska Air Group, Inc.	15,231
80	Amerco	13,088
812	Avis Budget Group, Inc. *	21,737
158	Copa Holdings SA - Class A	20,663
1,257	JetBlue Airways Corp. *	7,731
135	Macquarie Infrastructure Co. LLC	7,255
715	Republic Airways Holdings, Inc. *	7,986
382	Ryder System, Inc.	21,243
721	Skywest, Inc.	9,294
1,257	US Airways Group, Inc. *	20,313
510	UTi Worldwide, Inc.	8,420

	Total Transportation	152,961

	Utilities — 0.8%
210	Avista Corp.	5,517
122	Black Hills Corp.	5,859
400	PNM Resources, Inc.	8,764
410	Portland General Electric Co.	11,812
892	UGI Corp.	34,966
132	UNS Energy Corp.	6,036

	Total Utilities	72,954

	TOTAL COMMON STOCKS (COST $7,539,368)	9,041,795

	MUTUAL FUNDS — 1.6%

	Affiliated Issuers — 1.6%
5,765	GMO U.S. Treasury Fund	144,127

	TOTAL MUTUAL FUNDS (COST $144,150)	144,127

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%
30,891	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	30,891

	TOTAL SHORT-TERM INVESTMENTS (COST $30,891)	30,891

	TOTAL INVESTMENTS — 100.6% (Cost $7,714,409)	9,216,813
	Other Assets and Liabilities (net) — (0.6%)	(51,163)

	TOTAL NET ASSETS — 100.0%	$9,165,650

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 30.

See accompanying notes to the financial statements.	29

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

30	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited)

	Quality Fund	Real Estate Fund	U.S. Core Equity Fund	U.S. Flexible Equities Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$13,238,778,643	$11,098,593	$1,348,576,222	$6,938,359,667
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	160,034,000	123,975	32,715,073	77,859,118
Receivable for Fund shares sold	11,597,010	—	58,096	—
Dividends and interest receivable	39,653,861	5,482	3,632,591	21,793,578
Foreign taxes receivable	10,854,017	—	—	1,468,078
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	165,323	5,508	29,667	87,885

Total assets	13,461,082,854	11,233,558	1,385,011,649	7,039,568,326

Liabilities:
Payable for Fund shares repurchased	31,403,382	—	—	5,504,958
Payable to affiliate for (Note 5):
Management fee	3,877,469	3,240	372,158	2,026,620
Shareholder service fee	1,282,086	1,473	82,530	372,554
Payable to agents unaffiliated with the Manager	1,736	5	186	930
Payable to Trustees and related expenses	13,792	4	1,388	8,024
Accrued expenses	671,936	35,009	146,322	353,907

Total liabilities	37,250,401	39,731	602,584	8,266,993

Net assets	$13,423,832,453	$11,193,827	$1,384,409,065	$7,031,301,333

Net assets consist of:
Paid-in capital	$10,555,298,437	$12,132,243	$1,590,063,747	$5,986,837,185
Accumulated undistributed net investment income	146,858,487	216,557	13,665,791	73,800,070
Accumulated net realized gain (loss)	577,146,832	(3,330,778)	(395,644,807)	358,819,646
Net unrealized appreciation (depreciation)	2,144,528,697	2,175,805	176,324,334	611,844,432	(c)

	$13,423,832,453	$11,193,827	$1,384,409,065	$7,031,301,333

Net assets attributable to:
Class III shares	$6,082,542,244	$11,193,827	$177,328,936	$290,356,307

Class IV shares	$2,676,163,370	$—	$45,642,090	$104,678,534

Class V shares	$340,221,188	$—	$—	$220,949,228

Class VI shares	$4,324,905,651	$—	$1,161,438,039	$6,415,317,264

Shares outstanding:
Class III	245,401,753	1,209,227	11,297,015	26,691,099

Class IV	107,860,293	—	2,912,347	9,621,963

Class V	13,711,914	—	—	20,305,637

Class VI	174,361,292	—	74,186,100	589,482,187

Net asset value per share:
Class III	$24.79	$9.26	$15.70	$10.88

Class IV	$24.81	$—	$15.67	$10.88

Class V	$24.81	$—	$—	$10.88

Class VI	$24.80	$—	$15.66	$10.88

(a) Cost of investments – unaffiliated issuers:	$11,094,144,349	$8,922,763	$1,172,246,961	$6,326,506,104
(b) Cost of investments – affiliated issuers:	$160,034,000	$124,000	$32,720,000	$77,875,397
(c) As of August 31, 2013, net unrealized appreciation for U.S. federal income tax purposes exceed this amount by $522,185,132. See Note 2.

See accompanying notes to the financial statements.	31

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited) — (Continued)

	U.S. Growth Fund	U.S. Intrinsic Value Fund	U.S. Small/Mid Cap Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$2,446,990	$11,619,061	$9,072,686
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	61,971	126,987	144,127
Dividends receivable	4,590	34,699	10,417
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	7,719	6,014	7,843

Total assets	2,521,270	11,786,761	9,235,073

Liabilities:
Payable to affiliate for (Note 5):
Management fee	660	3,171	3,750
Shareholder service fee	319	1,535	1,238
Payable to agents unaffiliated with the Manager	5	5	5
Payable to Trustees and related expenses	3,868	482	537
Accrued expenses	54,300	41,025	63,893

Total liabilities	59,152	46,218	69,423

Net assets	$2,462,118	$11,740,543	$9,165,650

Net assets consist of:
Paid-in capital	$2,367,423	$10,592,887	$8,302,164
Accumulated undistributed net investment income	13,532	101,584	88,560
Accumulated net realized loss	(265,076)	(968,760)	(727,478)
Net unrealized appreciation	346,239	2,014,832	1,502,404

	$2,462,118	$11,740,543	$9,165,650

Net assets attributable to:
Class III shares	$2,462,118	$11,740,543	$9,165,650

Shares outstanding:
Class III	116,598	1,135,984	828,846

Net asset value per share:
Class III	$21.12	$10.34	$11.06

(a) Cost of investments – unaffiliated issuers:	$2,100,733	$9,604,201	$7,570,259
(b) Cost of investments – affiliated issuers:	$61,989	$127,015	$144,150

32	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2013 (Unaudited)

	Quality Fund	Real Estate Fund	U.S. Core Equity Fund	U.S. Flexible Equities Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$186,420,722	$252,305	$17,140,648	$89,594,658
Dividends from affiliated issuers (Note 10)	44,830	26	6,480	18,600
Interest	—	—	—	6,790

Total investment income	186,465,552	252,331	17,147,128	89,620,048

Expenses:
Management fee (Note 5)	23,228,355	20,393	2,413,491	12,462,262
Shareholder service fee – Class III (Note 5)	5,033,157	9,269	143,591	235,512
Shareholder service fee – Class IV (Note 5)	1,288,782	—	23,406	54,715
Shareholder service fee – Class V (Note 5)	166,865	—	—	107,200
Shareholder service fee – Class VI (Note 5)	1,242,854	—	362,676	1,892,664
Audit and tax fees	39,376	26,680	32,108	34,776
Custodian, fund accounting agent and transfer agent fees	730,848	3,220	111,964	398,452
Legal fees	132,940	184	19,504	71,668
Registration fees	18,334	1,472	13,524	—
Trustees fees and related expenses (Note 5)	70,877	13	7,990	39,228
Miscellaneous	54,464	3,317	9,016	17,756

Total expenses	32,006,852	64,548	3,137,270	15,314,233
Fees and expenses reimbursed by Manager (Note 5)	(965,474)	(34,868)	(179,952)	(517,132)
Expense reductions (Note 2)	(1,018)	—	(81)	(4)

Net expenses	31,040,360	29,680	2,957,237	14,797,097

Net investment income (loss)	155,425,192	222,651	14,189,891	74,822,951

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	711,205,356	480,559	131,326,604	226,805,279
Investments in affiliated issuers	35,092	—	—	—
Realized gain distributions from affiliated issuers (Note 10)	11,443	5	2,291	7,065
Futures contracts	—	—	630,294	—
Foreign currency, forward contracts and foreign currency related transactions	9,009	—	—	(3,932)

Net realized gain (loss)	711,260,900	480,564	131,959,189	226,808,412

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(72,811,771)	(1,294,286)	(12,124,284)	147,458,098
Investments in affiliated issuers	34,236	(25)	(4,927)	(16,279)
Foreign currency, forward contracts and foreign currency related transactions	(307,442)	—	—	41,840

Net unrealized gain (loss)	(73,084,977)	(1,294,311)	(12,129,211)	147,483,659

Net realized and unrealized gain (loss)	638,175,923	(813,747)	119,829,978	374,292,071

Net increase (decrease) in net assets resulting from operations	$793,601,115	$(591,096)	$134,019,869	$449,115,022

(a) Withholding tax:	$4,234,670	$—	$4,118	$975,927

See accompanying notes to the financial statements.	33

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2013 (Unaudited) — (Continued)

	U.S. Growth Fund	U.S. Intrinsic Value Fund	U.S. Small/Mid Cap Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$22,190	$134,386	$123,085
Dividends from affiliated issuers (Note 10)	21	43	27

Total investment income	22,211	134,429	123,112

Expenses:
Management fee (Note 5)	3,747	18,157	21,625
Shareholder service fee – Class III (Note 5)	1,813	8,786	7,208
Audit and tax fees	26,588	26,680	26,220
Custodian, fund accounting agent and transfer agent fees	9,936	6,992	18,768
Legal fees	92	184	184
Registration fees	10,948	369	368
Trustees fees and related expenses (Note 5)	11	25	17
Miscellaneous	3,593	3,317	3,316

Total expenses	56,728	64,510	77,706
Fees and expenses reimbursed by Manager (Note 5)	(51,060)	(37,445)	(48,760)

Net expenses	5,668	27,065	28,946

Net investment income (loss)	16,543	107,364	94,166

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	200,898	640,611	974,174
Investments in affiliated issuers	16	20	—
Realized gain distributions from affiliated issuers (Note 10)	10	11	5

Net realized gain (loss)	200,924	640,642	974,179

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	26,351	286,272	67,890
Investments in affiliated issuers	(18)	(28)	(23)

Net unrealized gain (loss)	26,333	286,244	67,867

Net realized and unrealized gain (loss)	227,257	926,886	1,042,046

Net increase (decrease) in net assets resulting from operations	$243,800	$1,034,250	$1,136,212

(a) Withholding tax:	$—	$99	$2

34	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Quality Fund		Real Estate Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$155,425,192	$315,771,405	$222,651	$379,166
Net realized gain (loss)	711,260,900	2,045,996,302	480,564	3,018,592
Change in net unrealized appreciation (depreciation)	(73,084,977)	(719,788,500)	(1,294,311)	(1,017,892)

Net increase (decrease) in net assets from operations	793,601,115	1,641,979,207	(591,096)	2,379,866

Distributions to shareholders from:
Net investment income:
Class III	(16,796,606)	(137,196,073)	(69,253)	(363,749)
Class IV	(6,621,507)	(44,679,254)	—	—
Class V	(936,209)	(14,094,928)	—	—
Class VI	(12,079,246)	(158,091,736)	—	—

Total distributions from net investment income	(36,433,568)	(354,061,991)	(69,253)	(363,749)

Net realized gains:
Class III	(88,342,453)	(483,233,958)	—	—
Class IV	(33,694,376)	(147,678,743)	—	—
Class V	(4,813,792)	(59,475,556)	—	—
Class VI	(59,961,096)	(562,432,264)	—	—

Total distributions from net realized gains	(186,811,717)	(1,252,820,521)	—	—

Net share transactions (Note 9):
Class III	(902,397,482)	19,370,394	(25,138)	(6,517,944)
Class IV	532,066,009	(7,262,944)	—	—
Class V	(133,710,772)	(109,175,865)	—	—
Class VI	670,416	(5,550,855,897)	—	—

Increase (decrease) in net assets resulting from net share transactions	(503,371,829)	(5,647,924,312)	(25,138)	(6,517,944)

Total increase (decrease) in net assets	66,984,001	(5,612,827,617)	(685,487)	(4,501,827)

Net assets:
Beginning of period	13,356,848,452	18,969,676,069	11,879,314	16,381,141

End of period	$13,423,832,453	$13,356,848,452	$11,193,827	$11,879,314

Accumulated undistributed net investment income	$146,858,487	$27,866,863	$216,557	$63,159

See accompanying notes to the financial statements.	35

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Core Equity Fund		U.S. Flexible Equities Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Period from July 20, 2012 (commencement of operations) through February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$14,189,891	$29,448,199	$74,822,951	$90,847,720
Net realized gain (loss)	131,959,189	181,929,616	226,808,412	58,426,198
Change in net unrealized appreciation (depreciation)	(12,129,211)	(32,431,599)	147,483,659	464,360,773

Net increase (decrease) in net assets from operations	134,019,869	178,946,216	449,115,022	613,634,691

Distributions to shareholders from:
Net investment income
Class III	(585,334)	(4,527,823)	(608,516)	(3,426,484)
Class IV	(149,258)	(921,941)	(254,564)	(890,607)
Class V	—	—	(504,511)	(2,831,312)
Class VI	(4,672,547)	(24,844,302)	(15,997,437)	(67,911,797)
Class M*	—	(14,539)	—	—

Total distributions from net investment income	(5,407,139)	(30,308,605)	(17,365,028)	(75,060,200)

Net realized gains
Class III	—	—	(3,616,997)	(10,566,065)
Class IV	—	—	(1,409,815)	(2,673,452)
Class V	—	—	(2,839,677)	(8,429,706)
Class VI	—	—	(86,852,223)	(199,479,502)

Total distributions from net realized gains	—	—	(94,718,712)	(221,148,725)

Net share transactions (Note 9):
Class III	(26,450,860)	(94,495,604)	(65,547,635)	320,872,313
Class IV	(2,740,354)	(12,709,327)	15,147,457	81,458,975
Class V	—	—	(71,754,497)	263,621,518
Class VI	(197,342,188)	33,705,448	(376,550,283)	6,209,596,437
Class M*	—	(1,316,104)	—	—

Increase (decrease) in net assets resulting from net share transactions	(226,533,402)	(74,815,587)	(498,704,958)	6,875,549,243

Total increase (decrease) in net assets	(97,920,672)	73,822,024	(161,673,676)	7,192,975,009

Net assets:
Beginning of period	1,482,329,737	1,408,507,713	7,192,975,009	—

End of period	$1,384,409,065	$1,482,329,737	$7,031,301,333	$7,192,975,009

Accumulated undistributed net investment income	$13,665,791	$4,883,039	$73,800,070	$16,342,147

*	Class M liquidated on January 31, 2013.

36	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Growth Fund		U.S. Intrinsic Value Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$16,543	$36,589	$107,364	$221,239
Net realized gain (loss)	200,924	407,809	640,642	584,610
Change in net unrealized appreciation (depreciation)	26,333	(138,954)	286,244	767,306

Net increase (decrease) in net assets from operations	243,800	305,444	1,034,250	1,573,155

Distributions to shareholders from:
Net investment income
Class III	(4,022)	(41,222)	(25,052)	(233,283)
Class M*	—	(10,643)	—	—

Total distributions from net investment income	(4,022)	(51,865)	(25,052)	(233,283)

Net realized gains
Class III	(10,271)	(330,487)	—	—
Class M*	—	(99,092)	—	—

Total distributions from net realized gains	(10,271)	(429,579)	—	—

Net share transactions (Note 9):
Class III	10,970	500,197	41,084	193,516
Class M*	—	(552,162)	—	—

Increase (decrease) in net assets resulting from net share transactions	10,970	(51,965)	41,084	193,516

Total increase (decrease) in net assets	240,477	(227,965)	1,050,282	1,533,388

Net assets:
Beginning of period	2,221,641	2,449,606	10,690,261	9,156,873

End of period	$2,462,118	$2,221,641	$11,740,543	$10,690,261

Accumulated undistributed net investment income	$13,532	$1,011	$101,584	$19,272

*	Class M liquidated on January 31, 2013.

See accompanying notes to the financial statements.	37

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Small/Mid Cap Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$94,166	$195,131
Net realized gain (loss)	974,179	552,979
Change in net unrealized appreciation (depreciation)	67,867	718,673

Net increase (decrease) in net assets from operations	1,136,212	1,466,783

Distributions to shareholders from:
Net investment income
Class III	(34,384)	(168,939)

Total distributions from net investment income	(34,384)	(168,939)

Net share transactions (Note 9):
Class III	(1,734,312)	(1,110,116)

Increase (decrease) in net assets resulting from net share transactions	(1,734,312)	(1,110,116)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	5,412	7,655

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(1,728,900)	(1,102,461)

Total increase (decrease) in net assets	(627,072)	195,383

Net assets:
Beginning of period	9,792,722	9,597,339

End of period	$9,165,650	$9,792,722

Accumulated undistributed net investment income	$88,560	$28,778

38	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares										Class IV Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010	2009			2013		2012		2011		2010	2009
Net asset value, beginning of period	$23.81		$23.41		$20.81		$18.99		$14.17	$20.56	$23.83		$23.42		$20.83		$19.01		$14.19	$20.57

Income (loss) from investment operations:
Net investment income (loss)†	0.27		0.47		0.43		0.36		0.33	0.37	0.29		0.49		0.44		0.38		0.34	0.39
Net realized and unrealized gain (loss)	1.12		2.24		2.58		1.82		4.83	(6.30)	1.10		2.24		2.57		1.81		4.83	(6.30)

Total from investment operations	1.39		2.71		3.01		2.18		5.16	(5.93)	1.39		2.73		3.01		2.19		5.17	(5.91)

Less distributions to shareholders:
From net investment income	(0.07)		(0.51)		(0.41)		(0.36)		(0.34)	(0.34)	(0.07)		(0.52)		(0.42)		(0.37)		(0.35)	(0.35)
From net realized gains	(0.34)		(1.80)		—		—		—	(0.12)	(0.34)		(1.80)		—		—		—	(0.12)

Total distributions	(0.41)		(2.31)		(0.41)		(0.36)		(0.34)	(0.46)	(0.41)		(2.32)		(0.42)		(0.37)		(0.35)	(0.47)

Net asset value, end of period	$24.79		$23.81		$23.41		$20.81		$18.99	$14.17	$24.81		$23.83		$23.42		$20.83		$19.01	$14.19

Total Return(a)	5.81	%**	12.39%		14.71%		11.67%		36.73%	(29.37)%	5.81	%**	12.47%		14.70%		11.71%		36.73%	(29.27)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,082,542		$6,682,281		$6,539,510		$5,288,776		$4,119,119	$1,952,579	$2,676,163		$2,079,055		$2,035,597		$1,662,542		$1,132,006	$787,276
Net expenses to average daily net assets(b)	0.48	%(c)*	0.48	%(c)	0.48	%(c)	0.48	%(c)	0.48%	0.48%	0.44	%(c)*	0.44	%(c)	0.44	%(c)	0.44	%(c)	0.44%	0.44%
Net investment income (loss) to average daily net assets	2.16	%*	2.02%		2.01%		1.88%		1.88%	2.03%	2.24	%*	2.09%		2.04%		1.95%		1.97%	2.11%
Portfolio turnover rate	21	%**	34%		40%		32%		28%	36%	21	%**	34%		40%		32%		28%	36%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.02%		0.02%		0.02%		0.02%	0.02%	0.01	%*	0.02%		0.02%		0.02%		0.02%	0.02%

	Class V Shares										Class VI Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010	2009			2013		2012		2011		2010	2009
Net asset value, beginning of period	$23.82		$23.42		$20.82		$19.00		$14.17	$20.56	$23.82		$23.41		$20.82		$19.00		$14.18	$20.57

Income (loss) from investment operations:
Net investment income (loss)†	0.28		0.48		0.44		0.38		0.34	0.39	0.29		0.49		0.45		0.38		0.35	0.40
Net realized and unrealized gain (loss)	1.12		2.25		2.58		1.81		4.84	(6.30)	1.10		2.25		2.57		1.81		4.82	(6.31)

Total from investment operations	1.40		2.73		3.02		2.19		5.18	(5.91)	1.39		2.74		3.02		2.19		5.17	(5.91)

Less distributions to shareholders:
From net investment income	(0.07)		(0.53)		(0.42)		(0.37)		(0.35)	(0.36)	(0.07)		(0.53)		(0.43)		(0.37)		(0.35)	(0.36)
From net realized gains	(0.34)		(1.80)		—		—		—	(0.12)	(0.34)		(1.80)		—		—		—	(0.12)

Total distributions	(0.41)		(2.33)		(0.42)		(0.37)		(0.35)	(0.48)	(0.41)		(2.33)		(0.43)		(0.37)		(0.35)	(0.48)

Net asset value, end of period	$24.81		$23.82		$23.42		$20.82		$19.00	$14.17	$24.80		$23.82		$23.41		$20.82		$19.00	$14.18

Total Return(a)	5.85	%**	12.45%		14.74%		11.73%		36.87%	(29.31)%	5.82	%**	12.53%		14.76%		11.77%		36.81%	(29.28)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$340,221		$455,097		$578,367		$371,927		$551,272	$637,834	$4,324,906		$4,140,416		$9,816,202		$8,913,391		$9,156,696	$5,273,791
Net expenses to average daily net assets(b)	0.42	%(c)*	0.41	%(c)	0.42	%(c)	0.42	%(c)	0.42%	0.42%	0.39	%(c)*	0.38	%(c)	0.39	%(c)	0.39	%(c)	0.39%	0.39%
Net investment income (loss) to average daily net assets	2.23	%*	2.05%		2.08%		1.96%		1.98%	2.11%	2.26	%*	2.10%		2.09%		1.99%		2.00%	2.16%
Portfolio turnover rate	21	%**	34%		40%		32%		28%	36%	21	%**	34%		40%		32%		28%	36%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.02%		0.02%		0.02%		0.02%	0.02%	0.01	%*	0.02%		0.02%		0.02%		0.02%	0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	39

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

REAL ESTATE FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009
Net asset value, beginning of period	$9.80		$8.63		$8.23		$6.16		$3.34		$7.85

Income (loss) from investment operations:
Net investment income (loss)†	0.18		0.24		0.20		0.18		0.21		0.31
Net realized and unrealized gain (loss)	(0.66)		1.16		0.34		2.11		2.76		(4.40)

Total from investment operations	(0.48)		1.40		0.54		2.29		2.97		(4.09)

Less distributions to shareholders:
From net investment income	(0.06)		(0.23)		(0.14)		(0.22)		(0.15)		(0.29)
From net realized gains	—		—		—		—		—		(0.13)

Total distributions	(0.06)		(0.23)		(0.14)		(0.22)		(0.15)		(0.42)

Net asset value, end of period	$9.26		$9.80		$8.63		$8.23		$6.16		$3.34

Total Return(a)	(4.96	)%**	16.35%		6.76%		38.19%		89.86%		(54.45)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,194		$11,879		$16,381		$15,736		$14,112		$8,299
Net expenses to average daily net assets	0.48	%(b)*	0.48	%(b)	0.48	%(b)	0.48	%(b)	0.48	%(c)	0.48	%(c)
Net investment income (loss) to average daily net assets	3.60	%*	2.60%		2.50%		2.50%		4.18%		4.44%
Portfolio turnover rate	14	%**	25%		13%		25%		34%		29%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.56	%*	0.45%		0.45%		0.58%		0.55%		0.41%
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

40	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. CORE EQUITY FUND

	Class III Shares										Class IV Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010	2009			2013		2012		2011		2010	2009
Net asset value, beginning of period	$14.51		$13.06		$12.00		$10.57		$7.65	$12.05	$14.48		$13.04		$11.98		$10.55		$7.63	$12.02

Income (loss) from investment operations:
Net investment income (loss)†	0.14		0.26		0.22		0.18		0.17	0.18	0.14		0.27		0.22		0.18		0.17	0.19
Net realized and unrealized gain (loss)	1.10		1.47		1.08		1.43		2.93	(4.40)	1.10		1.46		1.08		1.43		2.93	(4.39)

Total from investment operations	1.24		1.73		1.30		1.61		3.10	(4.22)	1.24		1.73		1.30		1.61		3.10	(4.20)

Less distributions to shareholders:
From net investment income	(0.05)		(0.28)		(0.24)		(0.18)		(0.18)	(0.18)	(0.05)		(0.29)		(0.24)		(0.18)		(0.18)	(0.19)

Total distributions	(0.05)		(0.28)		(0.24)		(0.18)		(0.18)	(0.18)	(0.05)		(0.29)		(0.24)		(0.18)		(0.18)	(0.19)

Net asset value, end of period	$15.70		$14.51		$13.06		$12.00		$10.57	$7.65	$15.67		$14.48		$13.04		$11.98		$10.55	$7.63

Total Return(a)	8.54	%**	13.40%		11.00%		15.42%		40.85%	(35.39)%	8.57	%**	13.40%		11.05%		15.47%		41.04%	(35.36)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$177,329		$188,363		$259,751		$393,523		$519,309	$509,120	$45,642		$44,849		$52,486		$163,627		$415,267	$286,333
Net expenses to average daily net assets(b)	0.46	%(c)*	0.46	%(c)	0.46	%(c)	0.46	%(c)	0.46%	0.46%	0.41	%(c)*	0.41	%(c)	0.41	%(c)	0.41	%(c)	0.41%	0.41%
Net investment income (loss) to average daily net assets	1.74	%*	1.95%		1.82%		1.68%		1.73%	1.70%	1.78	%*	2.01%		1.88%		1.68%		1.76%	1.78%
Portfolio turnover rate	34	%**	79%		61%		96%		52%	62%	34	%**	79%		61%		96%		52%	62%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.02	%*	0.02%		0.03%		0.03%		0.03%	0.02%	0.02	%*	0.02%		0.03%		0.03%		0.03%	0.02%

	Class VI Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010	2009
Net asset value, beginning of period	$14.47		$13.02		$11.97		$10.54		$7.63	$12.02

Income (loss) from investment operations:
Net investment income (loss)†	0.14		0.28		0.23		0.20		0.17	0.19
Net realized and unrealized gain (loss)	1.10		1.46		1.07		1.42		2.93	(4.38)

Total from investment operations	1.24		1.74		1.30		1.62		3.10	(4.19)

Less distributions to shareholders:
From net investment income	(0.05)		(0.29)		(0.25)		(0.19)		(0.19)	(0.20)

Total distributions	(0.05)		(0.29)		(0.25)		(0.19)		(0.19)	(0.20)

Net asset value, end of period	$15.66		$14.47		$13.02		$11.97		$10.54	$7.63

Total Return(a)	8.58	%**	13.56%		11.06%		15.59%		40.96%	(35.33)%
Ratios/ Supplemental Data:
Net assets, end of period (000’s)	$1,161,438		$1,249,117		$1,095,053		$1,129,978		$1,069,030	$858,170
Net expenses to average daily net assets(b)	0.37	%(c)*	0.37	%(c)	0.37	%(c)	0.37	%(c)	0.37%	0.37%
Net investment income (loss) to average daily net assets	1.84	%*	2.08%		1.93%		1.80%		1.80%	1.78%
Portfolio turnover rate	34	%**	79%		61%		96%		52%	62%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.02	%*	0.02%		0.03%		0.03%		0.03%	0.02%
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	41

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. FLEXIBLE EQUITIES FUND

	Class III Shares				Class IV Shares
	Six Months Ended August 31, 2013 (Unaudited)		Period from July 23, 2012 (commencement of operations) through February 28, 2013		Six Months Ended August 31, 2013 (Unaudited)		Period from July 23, 2012 (commencement of operations) through February 28, 2013
Net asset value, beginning of period	$10.42		$9.90		$10.42		$9.90

Income (loss) from investment operations:
Net investment income (loss)†	0.10		0.13		0.11		0.13
Net realized and unrealized gain (loss)	0.52		0.83		0.51		0.83

Total from investment operations	0.62		0.96		0.62		0.96

Less distributions to shareholders:
From net investment income	(0.02)		(0.11)		(0.02)		(0.11)
From net realized gains	(0.14)		(0.33)		(0.14)		(0.33)

Total distributions	(0.16)		(0.44)		(0.16)		(0.44)

Net asset value, end of period	$10.88		$10.42		$10.88		$10.42

Total Return(a)	5.93	%**	9.91	%**	5.95	%**	9.94	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$290,356		$340,489		$104,679		$86,508
Net expenses to average daily net assets(b)(c)	0.48	%*	0.48	%*	0.44	%*	0.44	%*
Net investment income (loss) to average daily net assets	1.88	%*	2.05	%*	1.98	%*	2.09	%*
Portfolio turnover rate	16	%**	21	%**	16	%**	21	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.02	%*	0.01	%*	0.02	%*

	Class V Shares				Class VI Shares
	Six Months Ended August 31, 2013 (Unaudited)		Period from July 23, 2012 (commencement of operations) through February 28, 2013		Six Months Ended August 31, 2013 (Unaudited)		Period from July 20, 2012 (commencement of operations) through February 28, 2013
Net asset value, beginning of period	$10.42		$9.90		$10.42		$10.00

Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.13		0.11		0.13
Net realized and unrealized gain (loss)	0.51		0.83		0.52		0.73

Total from investment operations	0.62		0.96		0.63		0.86

Less distributions to shareholders:
From net investment income	(0.02)		(0.11)		(0.03)		(0.11)
From net realized gains	(0.14)		(0.33)		(0.14)		(0.33)

Total distributions	(0.16)		(0.44)		(0.17)		(0.44)

Net asset value, end of period	$10.88		$10.42		$10.88		$10.42

Total Return(a)	5.94	%**	9.95	%**	5.95	%**	8.87	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$220,949		$279,589		$6,415,317		$6,486,389
Net expenses to average daily net assets(b)(c)	0.42	%*	0.42	%*	0.39	%*	0.39	%*
Net investment income (loss) to average daily net assets	1.91	%*	2.11	%*	1.99	%*	2.10	%*
Portfolio turnover rate	16	%**	21	%**	16	%**	21	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.02	%*	0.01	%*	0.02	%*

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

42	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. GROWTH FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010	2009
Net asset value, beginning of period	$19.14		$20.51		$17.59		$14.61		$10.47	$15.82

Income (loss) from investment operations:
Net investment income (loss)†	0.14		0.31		0.23		0.16		0.21	0.18
Net realized and unrealized gain (loss)	1.96		2.10		2.96		3.00		4.15	(5.32)

Total from investment operations	2.10		2.41		3.19		3.16		4.36	(5.14)

Less distributions to shareholders:
From net investment income	(0.03)		(0.43)		(0.27)		(0.18)		(0.22)	(0.21)
From net realized gains	(0.09)		(3.35)		—		—		—	—

Total distributions	(0.12)		(3.78)		(0.27)		(0.18)		(0.22)	(0.21)

Net asset value, end of period	$21.12		$19.14		$20.51		$17.59		$14.61	$10.47

Total Return(a)	10.99	%(b)**	12.79	%(c)	18.39	%(d)	21.76	%(e)	41.94%	(32.84)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,462		$2,222		$1,848		$1,908		$40,521	$34,758
Net expenses to average daily net assets	0.47	%*(f)	0.47	%(f)	0.47	%(f)	0.46	%(f)(g)	0.46%	0.46	%(g)
Net investment income (loss) to average daily net assets	1.37	%*	1.55%		1.26%		1.09%		1.60%	1.19%
Portfolio turnover rate	34	%**	66%		52%		61%		118%	70%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	4.22	%*	4.53%		4.61%		1.40%		0.33%	0.19%
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	Litigation proceeds received during the period had a positive impact on total return adding approximately 2.82%.
(c)	Litigation proceeds received during the fiscal year had a positive impact on total return adding approximately 1.29%.
(d)	Litigation proceeds received during the fiscal year had a positive impact on total return adding approximately 5.24%.
(e)	Litigation proceeds received during the fiscal year had a positive impact on total return adding approximately 3.84%.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	43

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. INTRINSIC VALUE FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010	2009
Net asset value, beginning of period	$9.44		$8.25		$7.83		$6.53		$4.55	$7.86

Income (loss) from investment operations:
Net investment income (loss)†	0.09		0.20		0.15		0.11		0.10	0.14
Net realized and unrealized gain (loss)	0.83		1.20		0.41		1.30		1.98	(3.31)

Total from investment operations	0.92		1.40		0.56		1.41		2.08	(3.17)

Less distributions to shareholders:
From net investment income	(0.02)		(0.21)		(0.14)		(0.11)		(0.10)	(0.14)

Total distributions	(0.02)		(0.21)		(0.14)		(0.11)		(0.10)	(0.14)

Net asset value, end of period	$10.34		$9.44		$8.25		$7.83		$6.53	$4.55

Total Return(a)	9.77	%**	17.19%		7.28%		21.81	%(b)	45.95%	(40.83)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,741		$10,690		$9,157		$8,574		$7,020	$4,838
Net expenses to average daily net assets	0.46	%*(c)	0.46	%(c)	0.46	%(c)	0.46	%(c)	0.46%	0.46	%(d)
Net investment income (loss) to average daily net assets	1.83	%*	2.27%		1.89%		1.59%		1.70%	1.94%
Portfolio turnover rate	26	%**	53%		74%		53%		54%	57%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.64	%*	0.81%		0.98%		1.30%		1.22%	0.43%
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	Litigation proceeds received during the fiscal year had a positive impact on total return adding 1.35%.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

44	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. SMALL/MID CAP FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010	2009
Net asset value, beginning of period	$9.88		$8.51		$8.24		$6.53		$4.44	$7.36

Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.19		0.06		0.07		0.07	0.10
Net realized and unrealized gain (loss)	1.11		1.35		0.30		1.71		2.10	(2.92)

Total from investment operations	1.22		1.54		0.36		1.78		2.17	(2.82)

Less distributions to shareholders:
From net investment income	(0.04)		(0.17)		(0.09)		(0.07)		(0.08)	(0.10)

Total distributions	(0.04)		(0.17)		(0.09)		(0.07)		(0.08)	(0.10)

Net asset value, end of period	$11.06		$9.88		$8.51		$8.24		$6.53	$4.44

Total Return(a)	12.35	%**	18.32%		4.52%		27.43%		49.15%	(38.76)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,166		$9,793		$9,597		$13,060		$11,244	$13,119
Net expenses to average daily net assets	0.60	%(b)*	0.52	%(b)	0.46	%(b)(c)	0.46	%(b)	0.46%	0.46%
Net investment income (loss) to average daily net assets	1.96	%*	2.16%		0.78%		1.02%		1.27%	1.46%
Portfolio turnover rate	34	%**	79%		172%		106%		175%	73%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	1.01	%*	1.51%		1.38%		0.81%		0.65%	0.43%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.01		$0.08		$0.00	(d)	$0.02	$0.02
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	45

GMO Trust Funds

Notes to Financial Statements

August 31, 2013 (Unaudited)

1.	Organization

Each of Quality Fund, Real Estate Fund, U.S. Core Equity Fund, U.S. Flexible Equities Fund, U.S. Growth Fund, U.S. Intrinsic Value Fund, and U.S. Small/Mid Cap Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

The Funds may invest in U.S. Treasury Fund and unaffiliated money market funds. The Funds may also invest in other GMO Funds (“underlying funds”).

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principal Investment Objective
Quality Fund	Not Applicable	Total return
Real Estate Fund	MSCI U.S. REIT Index	High total return
U.S. Core Equity Fund	S&P 500 Index	High total return
U.S. Flexible Equities Fund	Russell 3000 Index	Total return in excess of benchmark
U.S. Growth Fund	Russell 1000 Growth Index	Long-term capital growth
U.S. Intrinsic Value Fund	Russell 1000 Value Index	Long-term capital growth
U.S. Small/Mid Cap Fund	Russell 2500 Index	Long-term capital growth

U.S. Flexible Equities Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost, which approximates market value, if the issuer is deemed to present minimal credit risk. Shares of open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2013, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that

46

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2013. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using inputs obtained from an independent pricing service. The net aggregate direct and/or indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2013 is as follows:

Securities

Fund Name	Fair valued using inputs obtained from an independent pricing service
Quality Fund	11%
U.S. Flexible Equities Fund	5%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2, and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the “Valuation Inputs” table below). At August 31, 2013, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of 60 days or less valued at amortized cost; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

47

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2013:

Description	Level 1	Level 2	Level 3	Total
Quality Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$17,350,809	$—	$17,350,809
Belgium	—	32,595,113	—	32,595,113
Denmark	—	16,542,003	—	16,542,003
France	—	134,581,895	—	134,581,895
Germany	—	45,123,264	—	45,123,264
Japan	—	227,491,670	—	227,491,670
Netherlands	—	85,270,690	—	85,270,690
Switzerland	—	314,699,544	—	314,699,544
United Kingdom	—	551,089,825	—	551,089,825
United States	11,764,696,045	—	—	11,764,696,045

TOTAL COMMON STOCKS	11,764,696,045	1,424,744,813	—	13,189,440,858

Mutual Funds	160,034,000	—	—	160,034,000
Short-Term Investments	49,337,785	—	—	49,337,785

Total Investments	11,974,067,830	1,424,744,813	—	13,398,812,643

Total	$11,974,067,830	$1,424,744,813	$—	$13,398,812,643

Real Estate Fund
Asset Valuation Inputs
Common Stocks (Real Estate Investment Trusts)	$11,054,154	$—	$—	$11,054,154
Mutual Funds	123,975	—	—	123,975
Short-Term Investments	44,439	—	—	44,439

Total Investments	11,222,568	—	—	11,222,568

Total	$11,222,568	$—	$—	$11,222,568

U.S Core Equity Fund
Asset Valuation Inputs
Common Stocks	$1,344,750,192	$—	$—	$1,344,750,192
Mutual Funds	32,715,073	—	—	32,715,073
Short-Term Investments	3,826,030	—	—	3,826,030

Total Investments	1,381,291,295	—	—	1,381,291,295

Total	$1,381,291,295	$—	$—	$1,381,291,295

48

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
U.S. Flexible Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$8,118,440	$—	$8,118,440
France	—	55,652,433	—	55,652,433
Switzerland	—	111,545,260	—	111,545,260
United Kingdom	—	169,350,221	—	169,350,221
United States	6,460,755,904	—	—	6,460,755,904

TOTAL COMMON STOCKS	6,460,755,904	344,666,354	—	6,805,422,258

Mutual Funds	77,859,118	—	—	77,859,118
Short-Term Investments	132,937,409	—	—	132,937,409

Total Investments	6,671,552,431	344,666,354	—	7,016,218,785

Total	$6,671,552,431	$344,666,354	$—	$7,016,218,785

U.S. Growth Fund
Asset Valuation Inputs
Common Stocks	$2,433,341	$—	$—	$2,433,341
Mutual Funds	61,971	—	—	61,971
Short-Term Investments	13,649	—	—	13,649

Total Investments	2,508,961	—	—	2,508,961

Total	$2,508,961	$—	$—	$2,508,961

U.S. Intrinsic Value Fund
Asset Valuation Inputs
Common Stocks	$11,592,226	$—	$—	$11,592,226
Mutual Funds	126,987	—	—	126,987
Rights/Warrants	2,992	—	—	2,992
Short-Term Investments	23,843	—	—	23,843

Total Investments	11,746,048	—	—	11,746,048

Total	$11,746,048	$—	$—	$11,746,048

U.S. Small/Mid Cap Fund
Asset Valuation Inputs
Common Stocks	$9,041,795	$—	$—	$9,041,795
Mutual Funds	144,127	—	—	144,127
Short-Term Investments	30,891	—	—	30,891

Total Investments	9,216,813	—	—	9,216,813

Total	$9,216,813	$—	$—	$9,216,813

All of the Funds’ common stocks except for Quality Fund and U.S. Flexible Equities Fund held at period end are classified as Level 1. The classifications for Quality Fund and U.S. Flexible Equities Fund are shown in the tables above. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2013, there were no material transfers between Level 1 and Level 2.

49

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Cash

Cash and Foreign Currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. Dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute substantially all of its net investment income, if any, and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

Each Fund’s policy is to declare and pay distributions of its net investment income, if any, semi-annually. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. Typically, distributions are reinvested in additional shares of each Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Foreign taxes paid by each Fund may be treated, to the extent permissible under the Code and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2013, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

U.S. Flexible Equities Fund’s initial holdings consisted of securities contributed to it by Quality Fund, another series of the Trust. The aggregate value of these securities significantly exceeded their aggregate tax basis. As a result, absent offsetting losses, if any, U.S. Flexible Equities Fund will likely make material capital gain distributions (both long-term and short-term) during the early years of its operations. Such distributions will generally be taxable to shareholders, as either ordinary income or long-term capital gains, to the extent U.S. Flexible Equities Fund’s shares are held in a taxable account. Accordingly, the capital accounts for U.S. Flexible Equities Fund reflect U.S. GAAP and tax accounting differences related to this contribution in-kind transactions and losses on wash sale transactions.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

50

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

As of February 28, 2013, the Funds listed below elected to defer to March 1, 2013 post-October capital losses as follows:

Fund Name	Post-October Capital Losses ($)
U.S. Intrinsic Value Fund	(6,102)

As of February 28, 2013, the Funds listed below had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2013, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)				Total Short Term ($)	Long- Term ($)
Fund Name	Expiration Date 2/28/2017	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date		No Expiration Date
Real Estate Fund	—	(943,303)	(2,351,537)	—	(3,294,840)	—
U.S. Core Equity Fund	—	(488,201,634)	—	—	(488,201,634)	—
U.S. Growth Fund	(365,468)	(91,367)	—	—	(456,835)	—
U.S. Intrinsic Value Fund	(1,208,022)	(290,942)	(44,588)	—	(1,543,552)	—
U.S. Small/Mid Cap Fund	(1,065,118)	(586,840)	—	—	(1,651,958)	—

As of August 31, 2013, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Quality Fund	11,365,908,064	2,056,132,434	(23,227,855)	2,032,904,579
Real Estate Fund	9,512,919	1,907,342	(197,693)	1,709,649
U.S. Core Equity Fund	1,228,978,118	160,316,697	(8,003,520)	152,313,177
U.S. Flexible Equities Fund	5,882,196,369	1,144,019,287	(9,996,871)	1,134,022,416
U.S. Growth Fund	2,168,876	355,741	(15,656)	340,085
U.S. Intrinsic Value Fund	9,781,860	2,064,061	(99,873)	1,964,188
U.S. Small/Mid Cap Fund	7,751,472	1,611,770	(146,429)	1,465,341

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

51

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, 12b-1 and administration fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. State Street’s transfer agent fees may be reduced by an earnings allowance calculated on the average daily cash balances each Fund maintains in a State Street transfer agent account. Earnings allowances are reported as a reduction of expenses in the Statement of Operations. Prior to December 31, 2012, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance each Fund maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. The Funds may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

52

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

As of August 31, 2013, the premium on cash purchases and the fee on cash redemptions were as follows:

	Quality Fund	Real Estate Fund	U.S. Core Equity Fund	U.S. Flexible Equities Fund	U.S. Growth Fund	U.S. Intrinsic Value Fund	U.S. Small / Mid Cap Fund
Purchase Premium	—	—	—	—	—	—	0.30%
Redemption Fee	—	—	—	—	—	—	0.30%

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Quality Fund	Real Estate Fund	U.S. Core Equity Fund	U.S. Flexible Equities Fund	U.S. Growth Fund	U.S. Intrinsic Value Fund	U.S. Small/Mid Cap Fund
Market Risk – Equities	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments		X
Market Risk – Asset-Backed Securities		X
Credit Risk		X
Liquidity Risk		X					X
Smaller Company Risk		X	X		X	X	X
Derivatives Risk	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X			X
Currency Risk	X			X
Focused Investment Risk	X	X	X	X	X	X	X
Real Estate Risk		X
Leveraging Risk	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X
Fund of Funds Risk				X
Non-Diversified Funds	X	X		X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

53

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities. Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner.

The Funds invest a substantial portion of their assets in equities and, as a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of

54

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. The market price of a Fund’s inflation-indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation-indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation).

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a reduction in the payment stream the Manager expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause a Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease.

In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

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The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. In addition, payment of principal of fixed income securities guaranteed by the U.S. government can be delayed because the guarantee generally only requires payment upon maturity of the securities. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

As described under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset-Backed Securities” above.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by a change in their yield relative to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

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• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition to these risks, a Fund is exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk, but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. Derivatives include futures, non-U.S. currency contracts, swap contracts, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund often will not receive the collateral the day the collateral is called for.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

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Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to one or more special tax rules and could generate additional taxable income for shareholders.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Funds to new kinds of risks and costs.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale of those investments. A Fund may seek to collect a refund on taxes paid to a non-U.S. country. In those cases, all or a portion of those taxes could

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ultimately be recovered by a Fund. However, the recovery process could take several years and the Fund will incur expenses in its efforts to collect the refund, which will reduce the benefit of any recovery. A Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and it may decide not to pursue a refund, even if eligible.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. Dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. Dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. Dollars, in which case the Manager may decide to purchase U.S. Dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

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• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) or in securities from issuers with high positive correlations to one another (such as U.S. Treasury Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also “Real Estate Risk” below.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan or Japan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• REAL ESTATE RISK. Because Real Estate Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operating costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, some mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount).

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Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodities Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could

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negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent that a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, accelerate the realization of taxable income to shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections, errors or limitations in those analyses and models could affect the ability of the portfolio managers to implement a Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds, and Exchange-Traded Funds (“ETFs”) (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

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Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some of their underlying Funds (e.g., many of the Fixed Income Funds) invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. Funds that invest in shares of other GMO Funds also are subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies under the 1940 Act:

•	Quality Fund
•	Real Estate Fund
•	U.S. Flexible Equities Fund
•	U.S. Growth Fund
•	U.S. Intrinsic Value Fund

Temporary Defensive Positions. The Funds (other than Quality Fund) normally do not take temporary defensive positions. Quality Fund reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. Quality Fund and U.S. Flexible Equities Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). Quality Fund and U.S. Flexible Equities Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and in the case of Quality Fund and U.S. Flexible Equities Fund, currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that

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index). In adjusting their investment exposures, Quality Fund and U.S. Flexible Equities Fund also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets. (i.e., they may be leveraged).

Certain derivatives transactions used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions through clearing members, who are members of derivatives clearing houses. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2013, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	U.S. Core Equity Fund	U.S. Intrinsic Value Fund
Futures contracts
Maintain the diversity and liquidity of the portfolio	X
Rights and/or warrants
Received as a result of corporate actions		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may

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establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap contracts

The Funds may enter into various types of swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

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In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which might be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

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The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2013 and the Statements of Operations for the period ended August 31, 2013^:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
U.S. Core Equity Fund
Net Realized Gain (Loss) on:
Futures Contracts	$—	$630,294	$—	$—	$—	$630,294

U.S. Intrinsic Value Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$2,992	$—	$—	$—	$2,992

Derivatives not subject to Master Agreements	$—	$2,992	$—	$—	$—	$2,992

Total subject to Master Agreements	$—	$—	$—	$—	$—	$—

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(226)	$—	$—	$—	$(226)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$987	$—	$—	$—	$987

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The derivative financial instruments outstanding as of period end, if any, (as disclosed in the Funds’ Schedule of Investments) serve as an indicator of the volume of derivative activity for the Funds during the period.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. That fee, if any, is paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Quality Fund	Real Estate Fund	U.S. Core Equity Fund	U.S. Flexible Equities Fund	U.S. Growth Fund	U.S. Intrinsic Value Fund	U.S. Small/Mid Cap Fund
Management Fee	0.33%	0.33%	0.31%	0.33%	0.31%	0.31%	0.45%

In addition, each class of shares of certain Funds (except Class M shares which are described below (U.S. Growth and U.S. Core Equity Fund Class M liquidated on January 31, 2013)) pays the Manager a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class M shares of a Fund pay the Manager an administration fee, which is used by the Manager to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Class M shares of each Fund may be purchased. The Manager may pay part or all of the administration fee to third parties for providing administration and record keeping services. In some cases, these third parties also receive compensation from the Fund’s

67

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

distributor pursuant to the Trust’s Distribution and Service (12b-1) Plan. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class III	Class IV	Class V		Class VI
Quality Fund	0.15%	0.105%	0.085%		0.055%
Real Estate Fund	0.15%
U.S. Core Equity Fund	0.15%	0.10%	0.085%	*	0.055%
U.S. Flexible Equities Fund	0.15%	0.105%	0.085%		0.055%
U.S. Growth Fund	0.15%
U.S. Intrinsic Value Fund	0.15%
U.S. Small/Mid Cap Fund	0.15%

*	Class is offered but has no shareholders as of August 31, 2013.

For each Fund, the Manager has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to the Manager. “Specified Operating Expenses” means only the following expenses to the extent that they are borne by a Fund: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that charges a management fee, the Manager will waive and/or reduce the Fund’s management fee, but not below zero, to the extent necessary to offset the management fees directly or indirectly paid by the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, the Manager will waive and/or reduce the shareholder service fee charged by each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly paid by the class of shares of the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2014 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract or servicing and supplement support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with the Manager during the period ended August 31, 2013 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agents unaffiliated with the Manager ($)
Quality Fund	70,877	10,396
Real Estate Fund	13	5
U.S. Core Equity Fund	7,990	1,104
U.S. Flexible Equities Fund	39,228	5,520
U.S. Growth Fund	11	5
U.S. Intrinsic Value Fund	25	5
U.S. Small/Mid Cap Fund	17	5

68

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2013, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
Quality Fund	<0.001%	0.000%	<0.001%
Real Estate Fund	<0.001%	0.000%	<0.001%
U.S. Core Equity Fund	<0.001%	0.000%	<0.001%
U.S. Flexible Equities Fund	<0.001%	0.000%	<0.001%
U.S. Growth Fund	<0.001%	0.000%	<0.001%
U.S. Intrinsic Value Fund	<0.001%	0.000%	<0.001%
U.S. Small/Mid Cap Fund	<0.001%	0.000%	<0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2013 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Quality Fund	—	2,865,034,804	—	3,743,083,907
Real Estate Fund	—	2,022,382	—	1,702,300
U.S. Core Equity Fund	—	511,178,333	—	715,434,677
U.S. Flexible Equities Fund	—	1,140,772,987	—	1,711,778,814
U.S. Growth Fund	—	914,871	—	820,887
U.S. Intrinsic Value Fund	—	3,251,960	—	3,022,967
U.S. Small/Mid Cap Fund	—	3,147,898	—	4,593,757

Cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, in accordance with U.S. GAAP for the period ended August 31, 2013 are noted in the table below:

Fund Name	Purchases ($)	Sales ($)
Quality Fund	295,541,382	—

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Manager is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

69

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

8.	Principal shareholders and related parties as of August 31, 2013

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund (%)	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers (%)	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion (%)
Quality Fund	—		—	0.26	9.00
Real Estate Fund	2		90.69	0.24	58.80
U.S. Core Equity Fund	2	*	66.32	0.01	56.09
U.S. Flexible Equities Fund	5	**	72.48	—	100.00
U.S. Growth Fund	1		72.82	0.57	—
U.S. Intrinsic Value Fund	1		98.34	0.16	—
U.S. Small/Mid Cap Fund	4	*	85.81	0.84	88.87

*	One of these shareholders is another fund of the Trust.
**	Four of these shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Funds’ shares were as follows:

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013

	Shares	Amount	Shares		Amount
Quality Fund
Class III:
Shares sold	9,144,436	$231,681,251	63,700,248		$1,491,949,925
Shares issued to shareholders in reinvestment of distributions	3,903,844	98,572,051	25,508,027		576,497,416
Shares repurchased	(48,341,563)	(1,232,650,784)	(87,919,746	)(b)	(2,049,076,947	)(b)

Net increase (decrease)	(35,293,283)	$(902,397,482)	1,288,529		$19,370,394

Class IV:
Shares sold	32,581,592 (a)	$837,241,987 (a)	53,745,204		$1,252,455,988
Shares issued to shareholders in reinvestment of distributions	1,414,966	35,770,341	7,149,206		161,564,380
Shares repurchased	(13,397,001)	(340,946,319)	(60,540,630	)(c)	(1,421,283,312	)(c)

Net increase (decrease)	20,599,557	$532,066,009	353,780		$(7,262,944)

Class V:
Shares sold	119,808	$3,000,000	19,127,950		$458,305,265
Shares issued to shareholders in reinvestment of distributions	222,736	5,630,755	3,154,208		71,322,133
Shares repurchased	(5,732,495)	(142,341,527)	(27,877,208	)(d)	(638,803,263	)(d)

Net increase (decrease)	(5,389,951)	$(133,710,772)	(5,595,050)		$(109,175,865)

70

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013

	Shares	Amount	Shares		Amount
Quality Fund (continued)
Class VI:
Shares sold	11,503,554 (e)	$278,789,088 (e)	66,181,957		$1,548,860,685
Shares issued to shareholders in reinvestment of distributions	2,814,633	71,125,770	31,309,909		709,189,378
Shares repurchased	(13,810,628)	(349,244,442)	(342,899,522	)(f)	(7,808,905,960	)(f)

Net increase (decrease)	507,559	$670,416	(245,407,656)		$(5,550,855,897)

Real Estate Fund
Class III:
Shares sold	—	$—	36,902		$338,374
Shares issued to shareholders in reinvestment of distributions	651	6,418	2,670		24,795
Shares repurchased	(3,093)	(31,556)	(725,836)		(6,881,113)

Net increase (decrease)	(2,442)	$(25,138)	(686,264)		$(6,517,944)

U.S. Core Equity Fund
Class III:
Shares sold	205,655	$3,162,242	2,260,401		$30,975,057
Shares issued to shareholders in reinvestment of distributions	33,572	533,131	296,373		4,019,796
Shares repurchased	(1,925,493)	(30,146,233)	(9,461,243)		(129,490,457)

Net increase (decrease)	(1,686,266)	$(26,450,860)	(6,904,469)		$(94,495,604)

Class IV:
Shares sold	359,388	$5,635,201	—		$—
Shares issued to shareholders in reinvestment of distributions	8,496	134,749	68,092		921,941
Shares repurchased	(552,374)	(8,510,304)	(997,176)		(13,631,268)

Net increase (decrease)	(184,490)	$(2,740,354)	(929,084)		$(12,709,327)

Class VI:
Shares sold	7,473,405	$116,977,186	21,051,489		$287,565,237
Shares issued to shareholders in reinvestment of distributions	294,984	4,672,547	1,836,320		24,844,302
Shares repurchased	(19,934,362)	(318,991,921)	(20,615,486)		(278,704,091)

Net increase (decrease)	(12,165,973)	$(197,342,188)	2,272,323		$33,705,448

Class M***:
Shares issued to shareholders in reinvestment of distributions			1,072		14,539
Shares repurchased			(94,324)		(1,330,643)

Net increase (decrease)			(93,252)		$(1,316,104)

U.S. Flexible Equities Fund
Class III*:
Shares sold	745,578	$8,249,752	77,895,051	(g)	$772,410,711	(g)
Shares issued to shareholders in reinvestment of distributions	371,481	4,119,722	1,342,909		13,173,937
Shares repurchased	(7,117,197)	(77,917,109)	(46,546,723)		(464,712,335)

Net increase (decrease)	(6,000,138)	$(65,547,635)	32,691,237		$320,872,313

71

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013

	Shares	Amount	Shares	Amount
U.S. Flexible Equities Fund (continued)
Class IV*:
Shares sold	2,814,496	$31,406,937	19,277,294 (h)	$190,859,052 (h)
Shares issued to shareholders in reinvestment of distributions	143,818	1,594,940	363,309	3,564,059
Shares repurchased	(1,641,454)	(17,854,420)	(11,335,500)	(112,964,136)

Net increase (decrease)	1,316,860	$15,147,457	8,305,103	$81,458,975

Class V*:
Shares sold	—	$—	59,559,593 (i)	$589,682,736 (i)
Shares issued to shareholders in reinvestment of distributions	301,550	3,344,188	1,147,912	11,261,018
Shares repurchased	(6,836,314)	(75,098,685)	(33,867,104)	(337,322,236)

Net increase (decrease)	(6,534,764)	$(71,754,497)	26,840,401	$263,621,518

Class VI**:
Shares sold	48,813,355	$539,475,156	1,459,955,534 (j)	$14,561,201,981 (j)
Shares issued to shareholders in reinvestment of distributions	9,273,405	102,842,060	27,251,486	267,337,078
Shares repurchased	(91,271,175)	(1,018,867,499)	(864,540,418)	(8,618,942,622)

Net increase (decrease)	(33,184,415)	$(376,550,283)	622,666,602	$6,209,596,437

U.S. Growth Fund
Class III:
Shares sold	—	$—	9,992	$197,283
Shares issued to shareholders in reinvestment of distributions	676	14,293	19,310	371,709
Shares repurchased	(161)	(3,323)	(3,354)	(68,795)

Net increase (decrease)	515	$10,970	25,948	$500,197

Class M***:
Shares issued to shareholders in reinvestment of distributions			5,709	109,734
Shares repurchased			(35,082)	(661,896)

Net increase (decrease)			(29,373)	$(552,162)

U.S. Intrinsic Value Fund
Class III:
Shares sold	1,966	$18,990	2,387	$20,573
Shares issued to shareholders in reinvestment of distributions	2,411	25,052	26,740	233,283
Shares repurchased	(285)	(2,958)	(6,816)	(60,340)

Net increase (decrease)	4,092	$41,084	22,311	$193,516

U.S. Small/Mid Cap Fund
Class III:
Shares sold	2,227	$23,050	54,420	$463,955
Shares issued to shareholders in reinvestment of distributions	2,151	23,550	13,889	122,491
Shares repurchased	(166,817)	(1,780,912)	(204,737)	(1,696,562)
Purchase premiums	—	69	—	951
Redemption fees	—	5,343	—	6,704

Net increase (decrease)	(162,439)	$(1,728,900)	(136,428)	$(1,102,461)

72

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

(a)	6,495,158 shares and $167,185,390 were purchased in-kind.
(b)	15,480,942 shares and $350,049,355 were redeemed in-kind.
(c)	4,217,175 shares and $95,429,526 were redeemed in-kind.
(d)	13,031,535 shares and $294,841,368 were redeemed in-kind.
(e)	5,372,627 shares and $128,352,069 were purchased in-kind.
(f)	287,187,391 shares and $6,502,556,921 were redeemed in-kind.
(g)	35,355,956 shares and $350,049,355 were purchased in-kind.
(h)	9,638,647 shares and $95,429,526 were purchased in-kind.
(i)	29,779,796 shares and $294,841,368 were purchased in-kind.
(j)	656,058,687 shares and $6,502,556,921 were purchased in-kind.
*	The period under the heading “Year Ended February 28, 2013” represents the period from July 23, 2012 (commencement of operations) through February 28, 2013.
**	The period under the heading “Year Ended February 28, 2013” represents the period from July 20, 2012 (commencement of operations) through February 28, 2013.
***	Class M liquidated on January 31, 2013.

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of the Trust during the period ended August 31, 2013 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Quality Fund
GMO U.S. Treasury Fund	$129,198,867	$628,932,000	$598,166,194	$44,830	$11,443	$160,034,000

Real Estate Fund
GMO U.S. Treasury Fund	$—	$208,000	$84,000	$26	$5	$123,975

U.S. Core Equity Fund
GMO U.S. Treasury Fund	$23,294,000	$54,985,000	$45,559,000	$6,480	$2,291	$32,715,073

U.S. Flexible Equities Fund
GMO U.S. Treasury Fund	$58,187,959	$117,482,000	$97,782,959	$18,600	$7,065	$77,859,118

U.S. Growth Fund
GMO U.S. Treasury Fund	$40,973	$113,000	$92,000	$21	$10	$61,971

U.S. Intrinsic Value Fund
GMO U.S. Treasury Fund	$83,995	$127,000	$84,000	$43	$11	$126,987

U.S. Small/Mid Cap Fund
GMO U.S. Treasury Fund	$14,998	$211,000	$81,848	$27	$5	$144,127

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2013 through August 31, 2013. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2014.

73

GMO Trust Funds

Board Review of Management Agreements

August 31, 2013 (Unaudited)

Quality Fund

Approval of renewal of management agreement for GMO Quality Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

74

GMO Trust Funds

Board Review of Management Agreements

August 31, 2013 (Unaudited)

Real Estate Fund

Approval of renewal of management agreement for GMO Real Estate Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

75

GMO Trust Funds

Board Review of Management Agreements

August 31, 2013 (Unaudited)

U.S. Core Equity Fund

Approval of renewal of management agreement for GMO U.S. Core Equity Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with fees paid to the Manager for providing sub-advisory services to funds managed by third parties and the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides, on the one hand, to the Fund and, on the other, to the third-party funds for which the Manager serves as subadviser and to the Manager’s separately managed accounts. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

76

GMO Trust Funds

Board Review of Management Agreements

August 31, 2013 (Unaudited)

U.S. Flexible Equities Fund

Approval of renewal of management agreement for GMO U.S. Flexible Equities Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. In addition, the Trustees took into account their discussion with representatives of the Manager regarding ways to evaluate the performance of the Fund, given that the Fund is not a standalone investment and the investment strategies the Manager pursues for the Fund are intended to complement the strategies being pursued by the Manager in other GMO funds or accounts. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

77

GMO Trust Funds

Board Review of Management Agreements

August 31, 2013 (Unaudited)

U.S. Growth Fund

Approval of renewal of management agreement for GMO U.S. Growth Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

78

GMO Trust Funds

Board Review of Management Agreements

August 31, 2013 (Unaudited)

U.S. Intrinsic Value Fund

Approval of renewal of management agreement for GMO U.S. Intrinsic Value Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with fees paid to the Manager for providing sub-advisory services to funds managed by third parties and the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides, on the one hand, to the Fund and, on the other, to the third-party funds for which the Manager serves as subadviser and to the Manager’s separately managed accounts. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

79

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2013 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2013.

As a shareholder of the Funds, you may incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in Dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2013 through August 31, 2013.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period*	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period*	Annualized Net Expense Ratio
Quality Fund
Class III	$1,000.00	$1,058.10	$2.49	$1,000.00	$1,022.79	$2.45	0.48%
Class IV	$1,000.00	$1,058.10	$2.28	$1,000.00	$1,022.99	$2.24	0.44%
Class V	$1,000.00	$1,058.50	$2.18	$1,000.00	$1,023.09	$2.14	0.42%
Class VI	$1,000.00	$1,058.20	$2.02	$1,000.00	$1,023.24	$1.99	0.39%
Real Estate Fund
Class III	$1,000.00	$950.40	$2.36	$1,000.00	$1,022.79	$2.45	0.48%
U.S. Core Equity Fund
Class III	$1,000.00	$1,085.40	$2.42	$1,000.00	$1,022.89	$2.35	0.46%
Class IV	$1,000.00	$1,085.70	$2.16	$1,000.00	$1,023.14	$2.09	0.41%
Class VI	$1,000.00	$1,085.80	$1.95	$1,000.00	$1,023.34	$1.89	0.37%
U.S. Flexible Equities Fund
Class III	$1,000.00	$1,059.30	$2.49	$1,000.00	$1,022.79	$2.45	0.48%
Class IV	$1,000.00	$1,059.50	$2.28	$1,000.00	$1,022.99	$2.24	0.44%
Class V	$1,000.00	$1,059.40	$2.18	$1,000.00	$1,023.09	$2.14	0.42%
Class VI	$1,000.00	$1,059.50	$2.02	$1,000.00	$1,023.24	$1.99	0.39%
U.S. Growth Fund
Class III	$1,000.00	$1,109.90	$2.50	$1,000.00	$1,022.84	$2.40	0.47%
U.S. Intrinsic Value Fund
Class III	$1,000.00	$1,097.70	$2.43	$1,000.00	$1,022.89	$2.35	0.46%
U.S. Small/Mid Cap Fund
Class III	$1,000.00	$1,123.50	$3.21	$1,000.00	$1,022.18	$3.06	0.60%

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2013, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

80

GMO Trust

Semiannual Report

August 31, 2013

Asset Allocation Bond Fund

Core Plus Bond Fund

Currency Hedged International Bond Fund

Debt Opportunities Fund

Domestic Bond Fund

Emerging Country Debt Fund

Global Bond Fund

International Bond Fund

Short-Duration Collateral Fund

Short-Duration Collateral Share Fund

Strategic Fixed Income Fund

U.S. Treasury Fund

World Opportunity Overlay Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the PublicReference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or private placement memorandum, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com and the private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	96.7%
Mutual Funds	3.1
Short-Term Investments	0.1
Other	0.1

100.0%

1

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 96.7%

	U.S. Government — 96.7%
453,105,486	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a)	529,142,024
111,147,840	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27 (a)	130,876,581
77,228,200	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (a)	78,115,089
521,934,150	U.S. Treasury Inflation Indexed Note, 1.13%, due 01/15/21 (a)	550,314,319
924,424,260	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (a)	891,925,201

	Total U.S. Government	2,180,373,214

	TOTAL DEBT OBLIGATIONS (COST $2,234,255,355)	2,180,373,214

	MUTUAL FUNDS — 3.1%

	United States — 3.1%
	Affiliated Issuers
2,836,300	GMO U.S. Treasury Fund	70,907,506

	TOTAL MUTUAL FUNDS (COST $70,926,269)	70,907,506

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
2,041,957	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (b)	2,041,957

	TOTAL SHORT-TERM INVESTMENTS (COST $2,041,957)	2,041,957

	TOTAL INVESTMENTS — 99.9% (Cost $2,307,223,581)	2,253,322,677
	Other Assets and Liabilities (net) — 0.1%	1,187,842

	TOTAL NET ASSETS — 100.0%	$2,254,510,519

Notes to Schedule of Investments:

(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 66.

2	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	91.7%
Short-Term Investments	11.1
Options Purchased	1.1
Loan Participations	0.1
Loan Assignments	0.0 ^
Rights/Warrants	0.0 ^
Forward Currency Contracts	(0.1)
Futures Contracts	(0.2)
Written Options	(0.4)
Reverse Repurchase Agreements	(1.8)
Swap Contracts	(3.1)
Other	1.6

100.0%

Country/Region Summary**	% of Investments
United States	97.4%
Canada	12.2
Switzerland	8.4
Sweden	6.9
Emerging***	3.9
Australia	1.3
Euro Region****	(2.4)
United Kingdom	(10.6)
Japan	(17.1)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on Grantham, Mayo, Van Otterloo & Co. LLC’s (the “Manager”) models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Emerging” exposure is associated only with investments in the Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Mexico, Venezuela, Russia, Turkey, Brazil, Argentina, Indonesia, Philippines, Hungary and Tunisia. Additional information about the fund’s emerging country exposure is available in the financial statements of the Emerging Country Debt Fund country/region summary.

****	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

^	Rounds to 0.0%.

3

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 53.8%

		Albania — 3.7%
		Foreign Government Obligations
USD	14,281,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	8,497,330

		Australia — 0.1%
		Asset-Backed Securities
USD	114,708	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.33%, due 04/19/38	111,943
USD	165,894	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.34%, due 05/10/36	165,215

		Total Australia	277,158

		United Kingdom — 0.1%
		Asset-Backed Securities
USD	350,119	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.47%, due 01/13/39	335,869
USD	19,221	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .08%, 0.26%, due 12/20/54	18,820

		Total United Kingdom	354,689

		United States — 49.9%
		Asset-Backed Securities — 1.4%
USD	283,883	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.58%, due 05/25/37 ¿	14,549
USD	943,620	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.33%, due 07/25/36 ¿	387,474
USD	90,979	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.29%, due 09/25/36 ¿	36,392
USD	790,483	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.33%, due 06/25/36 ¿	287,538
USD	104,312	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.57%, due 01/25/36	83,971
USD	300,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.52%, due 01/25/24	292,500
USD	94,517	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.63%, due 06/28/19	92,627
USD	485,162	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.34%, due 04/25/36 ¿	362,052
USD	350,825	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.38%, due 05/25/36 ¿	195,969

Par Value		Description	Value ($)
		Asset-Backed Securities — continued
USD	91,843	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.34%, due 08/25/36 ¿	36,278
USD	566,638	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.42%, due 11/15/33	515,641
USD	254,532	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	253,743
USD	125,622	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.33%, due 03/25/36 ¿	86,993
USD	610,431	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 06/25/36 ¿	325,054
USD	477,367	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.41%, due 02/25/37 ¿	186,173
USD	28,423	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.47%, due 12/25/32	24,728
USD	11,984	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.76%, due 11/25/35	11,715

			3,193,397

		Corporate Debt — 2.0%
USD	1,000,000	Bank of America Corp., 3.30%, due 01/11/23	916,720
USD	1,000,000	Citigroup, Inc., 3.38%, due 03/01/23	942,660
USD	1,000,000	General Electric Capital Corp., 3.10%, due 01/09/23	923,720
USD	1,000,000	Goldman Sachs Group, Inc. (The), 3.63%, due 01/22/23	944,550
USD	1,000,000	JPMorgan Chase & Co., 3.20%, due 01/25/23	926,330

			4,653,980

		U.S. Government — 46.5%
USD	10,000,000	U.S. Treasury Bond, 3.13%, due 02/15/43	8,929,690
USD	18,645,094	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (b)	18,859,214
USD	50,000,000	U.S. Treasury Note, 0.75%, due 02/28/18	48,453,100
USD	35,000,000	U.S. Treasury Note, 1.63%, due 11/15/22 (c)	31,874,605

			108,116,609

		Total United States	115,963,986

		TOTAL DEBT OBLIGATIONS (COST $127,949,681)	125,093,163

4	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares / Principal Amount		Description	Value ($)
		MUTUAL FUNDS — 45.7%

		United States
		Affiliated Issuers
	1,027,202	GMO Emerging Country Debt Fund, Class IV	9,840,596
	7,417,054	GMO Short-Duration Collateral Fund	24,550,449
	751,893	GMO U.S. Treasury Fund	18,797,337
	2,030,456	GMO World Opportunity Overlay Fund	53,177,649

		TOTAL MUTUAL FUNDS (COST $99,209,910)	106,366,031

		OPTIONS PURCHASED — 0.5%

		Currency Options
EUR	5,800,000	EUR Call/USD Put, Expires 01/09/14, Strike 1.34, (OTC) (CP-BCLY)	119,591
NZD	14,000,000	NZD Call/USD Put, Expires 11/15/13, Strike 0.83, (OTC) (CP-CITI)	27,286
NZD	14,000,000	NZD Call/USD Put, Expires 11/15/13, Strike 0.83, (OTC) (CP-JPM)	27,286
AUD	9,000,000	USD Call/AUD Put, Expires 10/02/13, Strike 0.86, (OTC) (CP-JPM)	43,080
AUD	9,000,000	USD Call/AUD Put, Expires 10/02/13, Strike 0.99, (OTC) (CP-BCLY)	916,292
JPY	850,000,000	USD Call/JPY Put, Expires 02/12/14, Strike 104.00, (OTC) (CP-BCLY)	100,284

		TOTAL OPTIONS PURCHASED (COST $701,077)	1,233,819

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.0%

	Money Market Funds — 0.4%
907,763	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (d)	907,763

	U.S. Government — 0.6%
1,300,000	U.S. Treasury Bill, 0.10%, due 07/24/14 (c) (e)	1,298,801

	TOTAL SHORT-TERM INVESTMENTS (COST $2,206,444)	2,206,564

	TOTAL INVESTMENTS — 101.0% (Cost $230,067,112)	234,899,577
	Other Assets and Liabilities (net) — (1.0%)	(2,317,083)

	TOTAL NET ASSETS — 100.0%	$232,582,494

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/22/2013	BCLY	AUD	1,000,000	USD	906,890	$19,671
10/29/2013	DB	CAD	2,300,000	USD	2,185,709	5,056
09/24/2013	BCLY	CHF	7,600,000	USD	8,048,963	(120,357)
09/24/2013	JPM	CHF	900,000	USD	974,160	6,740
10/01/2013	BCLY	EUR	6,300,000	USD	8,335,543	8,411
10/01/2013	CITI	EUR	700,000	USD	935,148	9,911
10/01/2013	JPM	EUR	3,500,000	USD	4,663,005	36,820
09/10/2013	CITI	GBP	2,500,000	USD	3,752,067	(122,004)
09/10/2013	JPM	GBP	1,800,000	USD	2,718,376	(70,955)
10/08/2013	CITI	JPY	670,000,000	USD	6,806,214	(18,685)
09/17/2013	CITI	NZD	6,100,000	USD	4,907,574	197,649
09/17/2013	JPM	NZD	3,900,000	USD	3,127,215	115,952
09/03/2013	CITI	SEK	34,350,000	USD	5,228,072	45,005
09/03/2013	DB	SEK	10,200,000	USD	1,537,304	(1,773)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/03/2013	DB	USD	3,099,561	SEK	20,300,000	$(36,497)
09/03/2013	GS	USD	965,157	SEK	6,300,000	(14,551)
09/03/2013	JPM	USD	2,663,667	SEK	17,950,000	44,806
09/10/2013	CITI	USD	5,397,895	GBP	3,500,000	25,804
09/10/2013	DB	USD	4,811,609	GBP	3,100,000	(7,761)
09/17/2013	CITI	USD	794,030	NZD	1,000,000	(21,911)
09/17/2013	DB	USD	13,823,711	NZD	17,600,000	(234,420)
09/24/2013	CITI	USD	2,354,062	CHF	2,200,000	10,742
10/01/2013	CITI	USD	2,121,771	EUR	1,600,000	(6,944)
10/01/2013	JPM	USD	1,460,036	EUR	1,100,000	(6,092)
10/15/2013	DB	USD	3,377,060	NOK	20,200,000	(81,382)
10/22/2013	DB	USD	1,796,146	AUD	2,000,000	(21,707)
10/29/2013	CITI	USD	4,181,377	CAD	4,400,000	(9,693)
11/05/2013	CITI	USD	5,228,293	SEK	34,400,000	(45,059)

						$(293,224)

See accompanying notes to the financial statements.	5

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
204	Canadian Government Bond 10 Yr.	December 2013	$24,945,600	$182,987

Sales
25	Euro Bund	September 2013	$4,647,582	$78,711
35	Japanese Government Bond 10 Yr. (TSE)	September 2013	51,456,435	(547,315)
2	Australian Government Bond 10 Yr.	September 2013	208,801	964

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
188	U.S. Treasury Bond 30 Yr. (CBT)	December 2013	$24,798,375	$(161,836)
17	U.S. Treasury Note 10 Yr. (CBT)	December 2013	2,112,781	(5,098)
71	U.S. Treasury Note 5 Yr. (CBT)	December 2013	8,497,258	8,662
162	U.S. Treasury Note 2 Yr. (CBT)	December 2013	35,599,500	(3,387)
153	UK Gilt Long Bond	December 2013	25,939,196	30,756

			$153,259,928	$(598,543)

Written Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Put	AUD	18,000,000	10/02/2013	USD Call/AUD Put, Strike 0.92 (OTC) (CP-JPM)	$391,792	$(625,712)
Put	JPY	850,000,000	02/12/2014	USD Call/JPY Put, Strike 110.00 (OTC) (CP-BCLY)	121,751	(35,416)

					$513,543	$(661,128)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
2,000,000	USD	12/20/2013	BCLY	Receive	0.25%	0.51%	SLM Corp.	2,000,000	USD	$(661)
40,000,000	USD	12/20/2015	BCLY	(Pay)	1.00%	0.36%	CDX.NA.IG.19	N/A		(666,711)
25,000,000	USD	12/20/2022	BCLY	Receive	1.00%	1.26%	CDX.NA.IG.19	25,000,000	USD	(448,936)

										$(1,116,308)

							Premiums to (Pay) Receive			$1,238,548

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap contract, (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap contract, (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on the reference security, as of August 31, 2013, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

6	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
42,100,000	SEK	9/18/2020	DB	Receive	1.90%	3 Month SEK STIBOR	$(308,062)
13,300,000	CHF	9/18/2023	BCLY (f)	Receive	1.20%	6 Month CHF LIBOR	(542,905)
33,300,000	SEK	9/18/2020	BCLY (f)	Receive	1.90%	3 Month SEK STIBOR	(245,759)
27,000,000	SEK	9/18/2023	BCLY (f)	Receive	2.60%	3 Month SEK STIBOR	(106,332)

							$(1,203,058)

						Premiums to (Pay) Receive	$324,930

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
25,000,000	USD	9/30/2013	JPM	1 Month LIBOR + 0.07%	Barclays MBS Fixed Rate Index	$—
150,000,000	USD	1/31/2014	BCLY	1 Month LIBOR	Barclays Aggregate Total Return	(791,035)

$(791,035)

				Premiums to (Pay) Receive		$—

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.

(a)	Security is backed by U.S. Treasury Bonds.

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and cleared swap contracts, collateral on OTC swap contracts and forward currency contracts, and/or written options, if any. (Note 4).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

(e)	The rate shown represents yield-to-maturity.

(f)	Interest rate swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 66.

See accompanying notes to the financial statements.	7

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	86.5%
Short-Term Investments	15.4
Options Purchased	1.1
Loan Participations	0.1
Loan Assignments	0.0 ^
Rights/Warrants	0.0 ^
Forward Currency Contracts	(0.1)
Written Options	(0.4)
Futures Contracts	(0.5)
Reverse Repurchase Agreements	(1.8)
Swap Contracts	(2.5)
Other	2.2

100.0%

Country/Region Summary**	% of Investments
Euro Region***	65.9%
Canada	15.8
Switzerland	8.1
Sweden	7.8
United Kingdom	6.4
United States	4.9
Emerging****	3.9
Australia	3.8
Japan	(16.6)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****	The “Emerging” exposure is associated only with investments in the Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Mexico, Venezuela, Russia, Turkey, Brazil, Argentina, Indonesia, Philippines, Hungary and Tunisia. Additional information about the fund’s emerging country exposure is available in the financial statements of the Emerging Country Debt Fund country/region summary.

^	Rounds to 0.0%.

8

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value / Shares		Description	Value ($)
		DEBT OBLIGATIONS — 45.8%

		Canada — 12.6%
		Foreign Government Obligations
CAD	4,000,000	Government of Canada, 1.50%, due 06/01/23	3,437,577
CAD	5,000,000	Government of Canada, 3.50%, due 06/01/20	5,118,817

		Total Canada	8,556,394

		France — 7.0%
		Foreign Government Obligations
EUR	3,300,000	Government of France, 4.00%, due 10/25/38	4,786,686

		Germany — 3.9%
		Foreign Government Obligations
EUR	1,500,000	Republic of Deutschland, 4.75%, due 07/04/34 (a)	2,666,231

		Italy — 10.0%
		Foreign Government Obligations
EUR	5,100,000	Italy Buoni Poliennali Del Tesoro, 5.00%, due 08/01/34	6,782,205

		Netherlands — 1.1%
		Foreign Government Obligations
EUR	500,000	Netherlands Government Bond, 3.75%, due 01/15/42	776,793

		Spain — 3.5%
		Foreign Government Obligations
EUR	1,900,000	Government of Spain, 4.70%, due 07/30/41	2,357,479

		United Kingdom — 1.9%
		Foreign Government Obligations
GBP	700,000	United Kingdom Gilt, 4.75%, due 12/07/30	1,290,033

		United States — 5.8%
		U.S. Government
USD	3,861,410	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (a) (b)	3,905,754

		TOTAL DEBT OBLIGATIONS (COST $29,776,587)	31,121,575

		MUTUAL FUNDS — 52.1%

		United States
		Affiliated Issuers
	304,767	GMO Emerging Country Debt Fund, Class IV	2,919,668

Shares / Principal Amount / Par Value ($)		Description	Value ($)
		Affiliated Issuers — continued
	2,683,050	GMO Short-Duration Collateral Fund	8,880,897
	316,927	GMO U.S. Treasury Fund	7,923,187
	599,715	GMO World Opportunity Overlay Fund	15,706,547

		TOTAL MUTUAL FUNDS (COST $32,518,115)	35,430,299

		OPTIONS PURCHASED — 0.6%

		Currency Options
EUR	1,700,000	EUR Call/USD Put, Expires 01/09/14, Strike 1.34%, (OTC) (CP-BCLY)	35,052
NZD	4,000,000	NZD Call/USD Put, Expires 11/15/13, Strike 0.83%, (OTC) (CP-CITI)	7,796
NZD	4,000,000	NZD Call/USD Put, Expires 11/15/13, Strike 0.83%, (OTC) (CP-JPM)	7,796
AUD	3,000,000	USD Call/AUD Put, Expires 10/02/13, Strike 0.86%, (OTC) (CP-JPM)	14,360
AUD	3,000,000	USD Call/AUD Put, Expires 10/02/13, Strike 0.99%, (OTC) (CP-BCLY)	305,431
JPY	250,000,000	USD Call/JPY Put, Expires 02/12/14, Strike 104.00%, (OTC) (CP-BCLY)	29,495

		TOTAL OPTIONS PURCHASED (COST $211,064)	399,930

		SHORT-TERM INVESTMENTS — 1.6%

		Money Market Funds — 0.7%
	464,489	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (c)	464,489

		U.S. Government — 0.9%
	600,000	U.S. Treasury Bill, 0.10%, due 07/24/14 (a) (d)	599,447

		TOTAL SHORT-TERM INVESTMENTS (COST $1,063,881)	1,063,936

		TOTAL INVESTMENTS — 100.1% (Cost $63,569,647)	68,015,740
		Other Assets and Liabilities (net) —(0.1%)	(89,944)

		TOTAL NET ASSETS — 100.0%	$67,925,796

See accompanying notes to the financial statements.	9

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/22/2013	BCLY	AUD	300,000	USD	272,067	$5,901
10/29/2013	CITI	CAD	7,700,000	USD	7,317,409	16,963
10/29/2013	DB	CAD	700,000	USD	665,216	1,539
09/24/2013	BCLY	CHF	2,200,000	USD	2,329,963	(34,840)
09/24/2013	JPM	CHF	200,000	USD	216,480	1,498
10/01/2013	BCLY	EUR	15,700,000	USD	20,772,701	20,960
10/01/2013	CITI	EUR	200,000	USD	267,185	2,832
10/01/2013	JPM	EUR	1,000,000	USD	1,331,008	9,241
09/10/2013	CITI	GBP	1,100,000	USD	1,655,053	(49,538)
09/10/2013	JPM	GBP	600,000	USD	907,414	(22,364)
10/08/2013	CITI	JPY	190,000,000	USD	1,929,964	(5,455)
09/17/2013	CITI	NZD	1,800,000	USD	1,448,513	58,699
09/17/2013	JPM	NZD	1,100,000	USD	882,035	32,704
09/03/2013	CITI	SEK	10,040,000	USD	1,528,089	13,154
09/03/2013	DB	SEK	3,000,000	USD	452,268	(402)
09/03/2013	DB	USD	900,990	SEK	5,900,000	(10,740)
09/03/2013	GS	USD	291,079	SEK	1,900,000	(4,388)
09/03/2013	JPM	USD	777,583	SEK	5,240,000	13,080
09/10/2013	CITI	USD	781,876	GBP	500,000	(7,062)
09/10/2013	DB	USD	1,552,132	GBP	1,000,000	(2,504)
09/17/2013	CITI	USD	158,806	NZD	200,000	(4,382)
09/17/2013	DB	USD	4,163,442	NZD	5,300,000	(71,212)
09/24/2013	CITI	USD	642,017	CHF	600,000	2,930
10/01/2013	CITI	USD	530,443	EUR	400,000	(1,736)
10/01/2013	JPM	USD	1,061,157	EUR	800,000	(3,743)
10/15/2013	DB	USD	986,438	NOK	5,900,000	(23,839)
10/22/2013	DB	USD	538,844	AUD	600,000	(6,512)
11/05/2013	CITI	USD	1,519,853	SEK	10,000,000	(13,099)

						$(82,315)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
6	Australian Government Bond 10 Yr.	September 2013	$6,268,265	$(13,289)
12	Australian Government Bond 3 Yr.	September 2013	1,168,149	(6,675)
14	Canadian Government Bond 10 Yr.	December 2013	1,709,356	12,558
138	Euro BOBL	September 2013	22,758,591	(188,220)
19	UK Gilt Long Bond	December 2013	3,215,387	109
47	U.S. Treasury Note 10 Yr. (CBT)	December 2013	5,841,219	(12,876)

			$40,960,967	$(208,393)

Sales
32	Euro Bund	September 2013	$5,935,178	$70,008
26	Euro Dollar 90 Day	September 2013	6,482,775	(6,175)
10	Japanese Government Bond 10 Yr. (TSE)	September 2013	14,712,327	(159,366)
4	U.S. Long Bond (CBT)	December 2013	527,625	(3,443)
18	U.S. Treasury Note 2 Yr. (CBT)	December 2013	3,955,500	(1,023)

			$31,613,405	$(99,999)

Written Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Put	AUD	6,000,000	10/02/2013	USD Call/AUD Put, Strike 0.92 (OTC) (CP-JPM)	$130,597	$(208,571)
Put	JPY	250,000,000	02/12/2014	USD Call/JPY Put, Strike 110.00 (OTC) (CP-BCLY)	35,809	(10,416)

					$166,406	$(218,987)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Net Unrealized Appreciation/ (Depreciation)
14,000,000	USD	3/20/2014	DB	(Pay)	1.70%	0.74%	Republic of Italy	N/A	$(122,176)

							Premiums to (Pay) Receive		$—

10	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap contract, (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap contract, (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on the reference security, as of August 31, 2013, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
11,900,000	SEK	9/18/2020	DB	Receive	1.90%	3 Month SEK STIBOR	$(87,077)
3,800,000	CHF	9/18/2023	BCLY (e)	Receive	1.20%	6 Month CHF LIBOR	(155,116)
9,800,000	SEK	9/18/2020	BCLY (e)	Receive	1.90%	3 Month SEK STIBOR	(72,326)
11,600,000	SEK	9/18/2023	BCLY (e)	Receive	2.60%	3 Month SEK STIBOR	(45,683)

							$(360,202)

						Premiums to (Pay) Receive	$86,348

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	All or a portion of this security has been pledged to cover margin requirements on futures and cleared swap contracts, collateral on OTC swap contracts and forward currency contracts, and/or written options, if any (Note 4).

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

(d)	The rate shown represents yield-to-maturity.

(e)	Interest rate swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 66.

See accompanying notes to the financial statements.	11

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	93.4%
Mutual Funds	3.7
Short-Term Investments	2.7
Other	0.2

100.0%

Industry Sector Summary	% of Debt Obligations
Auto Retail	26.0%
Residential Asset-Backed Securities (United States)	16.1
Student Loans	13.5
Time Share	8.8
Business Loans	7.2
Other	6.1
Credit Cards	6.0
Auto Rental	4.4
Auto Floor Plan	3.6
CMBS	1.7
Residential Mortgage-Backed Securities (United States)	1.7
Residential Mortgage-Backed Securities (European)	1.3
Residential Mortgage-Backed Securities (Australian)	1.3
Auto Financing	0.6
Corporate Collateralized Debt Obligations	0.5
Insured Other	0.4
CMBS Collateralized Debt Obligations	0.3
U.S. Government Agency	0.1
Insured Residential Asset-Backed Securities (United States)	0.1
Insured Residential Mortgage-Backed Securities (United States)	0.1
Airlines	0.1
Insured Time Share	0.1
Insured Transportation	0.0 ^
Insured Business Loans	0.0 ^

100.0%

^	Rounds to 0.0%.

12

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 93.4%

	Asset-Backed Securities — 93.3%
	Airlines — 0.1%
1,424,981	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.66%, due 05/15/24	584,242

	Auto Financing — 0.6%
3,600,000	Chesapeake Funding LLC, Series 12-2A, Class C, 144A, 1 mo. LIBOR + 1.55%, 1.74%, due 05/07/24	3,621,797
2,500,000	Chesapeake Funding LLC, Series 12-2A, Class D, 144A, 1 mo. LIBOR + 1.85%, 2.04%, due 05/07/24	2,506,738

	Total Auto Financing	6,128,535

	Auto Floor Plan — 3.4%
5,000,000	Ally Master Owner Trust, Series 12-1, Class D, 144A, 3.12%, due 02/15/17	5,063,700
5,500,000	Ally Master Owner Trust, Series 12-3, Class D, 144A, 1 mo. LIBOR + 2.35%, 2.53%, due 06/15/17	5,592,813
3,375,000	Ford Credit Floorplan Master Owner Trust, Series 10-3, Class C, 144A, 4.99%, due 02/15/17	3,535,313
1,315,000	Ford Credit Floorplan Master Owner Trust, Series 10-5, Class D, 144A, 2.41%, due 09/15/15	1,315,408
1,000,000	Ford Credit Floorplan Master Owner Trust, Series 11-2, Class C, 2.37%, due 09/15/15	1,000,625
2,000,000	Ford Credit Floorplan Master Owner Trust, Series 12-2, Class C, 2.86%, due 01/15/19	2,060,000
5,490,000	Ford Credit Floorplan Master Owner Trust, Series 12-5, Class D, 2.73%, due 09/15/19	5,467,697
7,430,000	Ford Credit Floorplan Master Owner Trust, Series 13-1, Class C, 1.37%, due 01/15/18	7,340,097
4,824,000	Ford Credit Floorplan Master Owner Trust, Series 13-1, Class D, 1.82%, due 01/15/18	4,781,838

	Total Auto Floor Plan	36,157,491

	Auto Rental — 4.1%
3,440,000	Avis Budget Rental Car Funding AESOP LLC, Series 10-5A, Class B, 144A, 5.11%, due 03/20/17	3,711,450
13,375,000	Avis Budget Rental Car Funding AESOP LLC, Series 11-5A, Class B, 144A, 4.72%, due 02/20/18	14,156,602
3,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 12-2A, Class B, 144A, 3.89%, due 05/20/18	3,082,050
10,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 13-1A, Class B, 144A, 2.62%, due 09/20/19	9,621,107

Par Value ($)	Description	Value ($)
	Auto Rental — continued
5,000,000	Hertz Vehicle Financing LLC, Series 09-2A, Class B2, 144A, 5.93%, due 03/25/16	5,281,250
7,500,000	Hertz Vehicle Financing LLC, Series 13-1A, Class B1, 144A, 1.86%, due 08/25/17	7,392,750

	Total Auto Rental	43,245,209

	Auto Retail — 24.3%
10,160,000	Ally Auto Receivables Trust, Series 12-A, Class D, 144A, 3.15%, due 10/15/18	10,251,440
6,530,000	American Credit Acceptance Receivables Trust, Series 11-1I, Class D, 8.07%, due 07/16/18	6,665,184
15,430,000	AmeriCredit Automobile Receivables Trust, Series 12-2, Class E, 144A, 4.85%, due 08/08/19	16,096,283
12,962,000	AmeriCredit Automobile Receivables Trust, Series 12-3, Class E, 144A, 4.46%, due 11/08/19	13,221,058
3,500,000	AmeriCredit Automobile Receivables Trust, Series 13-1, Class E, 144A, 2.64%, due 07/08/20	3,335,755
9,000,000	AmeriCredit Automobile Receivables Trust, Series 13-3, Class E, 144A, 3.74%, due 12/08/20	8,778,600
9,868,372	California Republic Auto Receivables Trust, Series 12-1, Class A, 144A, 1.18%, due 08/15/17	9,841,639
4,500,000	California Republic Auto Receivables Trust, Series 12-1, Class C, 144A, 3.00%, due 01/15/20	4,461,511
13,120,000	California Republic Auto Receivables Trust, Series 13-1, Class C, 144A, 3.25%, due 03/16/20	12,592,117
939,143	CPS Auto Trust, Series 10-PG5, Class A, 144A, 9.25%, due 01/15/18	955,578
717,515	CPS Auto Trust, Series 12-A, Class C, 144A, 6.51%, due 06/17/19	728,808
2,000,000	CPS Auto Trust, Series 12-D, Class D, 144A, 4.82%, due 03/16/20	1,992,980
800,000	CPS Auto Trust, Series 12-D, Class E, 144A, 7.26%, due 03/16/20	807,408
2,300,000	CPS Auto Trust, Series 13-A, Class D, 144A, 4.41%, due 06/15/20	2,265,546
1,200,000	CPS Auto Trust, Series 13-A, Class E, 144A, 6.41%, due 06/15/20	1,196,460
18,822,738	CPS Auto Trust, Series 13-B, Class A, 144A, 1.82%, due 09/15/20	18,792,810
10,250,000	CPS Auto Trust, Series 13-B, Class D, 144A, 4.66%, due 09/15/20	10,142,888
2,820,000	CPS Auto Trust, Series 13-B, Class E, 144A, 6.41%, due 09/15/20	2,808,692
25,000,000	DT Auto Owner Trust, Series 11-3A, Class D, 144A, 5.83%, due 03/15/18	25,700,525

See accompanying notes to the financial statements.	13

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Auto Retail — continued
15,000,000	DT Auto Owner Trust, Series 12-2A, Class D, 144A, 4.35%, due 03/15/19	15,269,531
18,000,000	DT Auto Owner Trust, Series 13-1A, Class D, 144A, 3.74%, due 05/15/20	17,878,904
7,000,000	Exeter Automobile Receivables Trust, Series 13-1A, Class D, 144A, 5.05%, due 10/15/19	6,798,750
3,000,000	First Investors Auto Owner Trust, Series 12-2A, Class D, 144A, 3.79%, due 09/16/19	3,054,360
5,500,000	First Investors Auto Owner Trust, Series 13-2A, Class D, 144A, 3.58%, due 06/15/20	5,426,740
3,000,000	Flagship Credit Auto Trust, Series 12-1, Class C, 144A, 4.93%, due 05/15/18	3,127,500
3,000,000	Santander Consumer Acquired Receivables Trust, Series 11-WO, Class C, 144A, 3.19%, due 10/15/15	3,036,570
5,000,000	Santander Drive Auto Receivables Trust, Series 10-2, Class C, 3.89%, due 07/17/17	5,098,450
5,750,000	Santander Drive Auto Receivables Trust, Series 11-4, Class D, 4.74%, due 09/15/17	5,994,375
5,000,000	Santander Drive Auto Receivables Trust, Series 12-2, Class D, 3.87%, due 02/15/18	5,110,000
25,000,000	Santander Drive Auto Receivables Trust, Series 12-3, Class D, 3.64%, due 05/15/18	25,367,275
6,000,000	Santander Drive Auto Receivables Trust, Series 13-1, Class C, 1.76%, due 01/15/19	5,810,400
5,000,000	United Auto Credit Securitization Trust, Series 13-1, Class E, 144A, 4.40%, due 04/15/19	4,917,187

	Total Auto Retail	257,525,324

	Business Loans — 6.7%
188,883	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.54%, due 04/25/34	171,883
290,076	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.55%, due 01/25/35	258,168
973,575	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.57%, due 01/25/36	783,728
682,218	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.42%, due 07/25/37	528,719
642,849	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.18%, due 05/28/39	292,496
714,276	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.48%, due 05/28/39	269,639
1,330,965	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.18%, due 02/28/40	913,840

Par Value ($)	Description	Value ($)
	Business Loans — continued
5,000,000	CIT Equipment Collateral, Series 12-VT1, Class D, 144A, 4.12%, due 10/21/19	5,068,750
207,091	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.47%, due 05/15/32	194,666
523,051	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.42%, due 11/15/33	475,976
10,230,906	GE Business Loan Trust, Series 06-2A, Class A, 144A, 1 mo. LIBOR + .18%, 0.36%, due 11/15/34	9,207,815
16,640,345	GE Business Loan Trust, Series 07-1A, Class A, 144A, 1 mo. LIBOR + .17%, 0.35%, due 04/16/35	15,142,714
17,008,690	GE Business Loan Trust, Series 07-1A, Class D, 144A, 1 mo. LIBOR + 1.00%, 1.18%, due 04/16/35	11,395,823
5,800,000	GE Dealer Floorplan Master Note Trust, Series 12-4, Class B, 1 mo. LIBOR + .70%, 0.88%, due 10/20/17	5,781,484
3,000,000	Great America Leasing Receivables, Series 12-1, Class C, 144A, 3.00%, due 11/15/18	3,037,200
657,637	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 02/25/30	601,777
472,730	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 09/25/30	416,003
149,942	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.03%, due 10/25/37	149,447
2,500,000	Navistar Financial Corp. Owner Trust, Series 12-A, Class C, 144A, 2.55%, due 01/18/19	2,503,490
5,000,000	Navistar Financial Corp. Owner Trust, Series 12-A, Class D, 144A, 3.29%, due 01/18/19	5,006,945
2,000,000	Navistar Financial Dealer Note Master Trust, Series 11-1, Class C, 144A, 1 mo. LIBOR + 2.50%, 2.68%, due 10/25/16	2,002,000
7,000,000	Navistar Financial Dealer Note Master Trust, Series 13-1, Class D, 144A, 1 mo. LIBOR + 2.25%, 2.43%, due 01/25/18	6,976,900

	Total Business Loans	71,179,463

	CMBS — 1.6%
1,646,035	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.31%, due 12/15/20	1,604,884
17,000,000	Commercial Mortgage Pass-Through Certificates, Series 13-300P, Class D, 144A, 4.54%, due 08/10/30	15,353,125

14	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	CMBS — continued
254,532	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	253,743

	Total CMBS	17,211,752

	CMBS Collateralized Debt Obligations — 0.3%
1,499,437	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.06%, due 11/23/52	1,499
197,626	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.63%, due 06/28/19	193,674
2,812,251	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.51%, due 05/25/46	2,643,516

	Total CMBS Collateralized Debt Obligations	2,838,689

	Corporate Collateralized Debt Obligations — 0.5%
5,420,834	Banc of America Funding Corp., Series 12-R4, Class A, 144A, 1 mo. LIBOR + .26%, 0.45%, due 03/04/39	5,302,117

	Credit Cards — 5.6%
4,750,000	1st Financial Bank USA, Series 10-C, Class D, 144A, 8.35%, due 09/17/18	4,757,422
8,260,000	1st Financial Bank USA, Series 10-D, Class D, 144A, 7.86%, due 06/17/19	8,587,819
4,000,000	Capital One Multi-Asset Execution Trust, Series 03-C3, Class C3, 1 mo. LIBOR + 2.25%, 2.43%, due 07/15/16	4,001,600
10,000,000	Citibank Credit Card Issuance Trust, Series 05-C2, Class C2, 1 mo. LIBOR + .47%, 0.65%, due 03/24/17	9,959,375
20,000,000	GE Capital Credit Card Master Note Trust, Series 09-4, Class C, 144A, 7.82%, due 11/15/17	21,428,400
10,000,000	GE Capital Credit Card Master Note Trust, Series 10-1, Class C, 144A, 5.75%, due 03/15/18	10,646,875

	Total Credit Cards	59,381,491

	Insured Business Loans — 0.0%
155,360	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.62%, due 10/25/30	112,714

	Insured Other — 0.3%
86,667	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .30%, 0.48%, due 04/17/19	86,537
958,430	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.38%, due 09/15/41	908,299

Par Value ($)	Description	Value ($)
	Insured Other — continued
1,368,227	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.38%, due 12/15/41	1,303,824
395,067	TIB Card Receivables Fund, Series 2005-B, 144A, FGIC, 3 mo. LIBOR + .25%, 0.52%, due 01/05/14	355,560
300,000	Toll Road Investment Part II, Series 1999B, 144A, MBIA, due 02/15/30	95,550
4,200,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	821,730

	Total Insured Other	3,571,500

	Insured Residential Asset-Backed Securities (United States) ¿ — 0.1%
545,192	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.60%, due 07/25/34	504,302
170,463	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.56%, due 12/25/33	158,531
49,100	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.51%, due 03/25/34	46,645
533,429	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.40%, due 11/25/35	493,422

	Total Insured Residential Asset-Backed Securities (United States)	1,202,900

	Insured Residential Mortgage-Backed Securities (United States) — 0.1%
97,243	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.51%, due 01/25/35	77,795
40,288	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.52%, due 10/25/34	34,547
764,445	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.33%, due 06/15/37	593,592
380,130	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.41%, due 10/25/34	319,157
13,923	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.64%, due 07/25/29	13,558
22,140	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.74%, due 08/15/30	18,376
31,657	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.62%, due 06/25/34	28,570

See accompanying notes to the financial statements.	15

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Residential Mortgage-Backed Securities (United States) — continued
7,752	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.47%, due 12/25/32	6,744

	Total Insured Residential Mortgage-Backed Securities (United States)	1,092,339

	Insured Time Share — 0.0%
506,867	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.18%, due 09/20/19	506,817

	Insured Transportation — 0.0%
272,279	CLI Funding LLC, Series 06-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .18%, 0.36%, due 08/18/21	267,854

	Other — 5.7%
19,925,000	CKE Restaurant Holdings, Inc., Series 13-1A, Class A2, 144A, 4.47%, due 03/20/43	19,667,370
10,752,500	Dominos Pizza Master Issuer LLC, Series 12-1A, Class A2, 144A, 5.22%, due 01/25/42	11,465,498
9,293,976	Fairway Outdoor Funding LLC, Series 12-1A, Class A2, 144A, 4.21%, due 10/15/42	9,189,233
13,318,134	Sonic Capital LLC, Series 11-1A, Class A2, 144A, 5.44%, due 05/20/41	14,071,301
6,000,000	Trafigura Securitisation Finance Plc, Series 12-1A, Class A, 144A, 1 mo. LIBOR + 2.40%, 2.58%, due 10/15/15	6,101,250

	Total Other	60,494,652

	Residential Asset-Backed Securities (United States) ¿ — 15.0%
104,471	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .39%, 0.57%, due 01/25/35	97,550
220,239	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.46%, due 02/25/36	78,736
289,794	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.36%, due 03/25/36	271,682
2,476,927	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.36%, due 10/25/36	1,275,617
1,108,354	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.34%, due 05/25/36	698,263
80,063	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.27%, due 06/25/36	41,833

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
860,130	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.33%, due 04/25/36	771,967
396,637	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.50%, due 09/25/35	152,705
972,176	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.38%, due 06/25/36	349,983
1,131,071	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.52%, due 06/25/36	395,875
81,770	ACE Securities Corp., Series 06-SL4, Class A1, 1 mo. LIBOR + .12%, 0.30%, due 09/25/36	18,807
406,243	ACE Securities Corp., Series 07-ASL1, Class A2, 1 mo. LIBOR + .17%, 0.35%, due 12/25/36	67,030
654,660	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.27%, due 01/25/37	222,585
440,470	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.25%, due 11/25/36	158,569
1,277,472	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.58%, due 05/25/37	65,470
233,083	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 1.22%, due 05/25/34	221,356
7,627,592	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.33%, due 07/25/36	3,132,080
1,228,218	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.29%, due 09/25/36	491,287
1,204,690	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.37%, due 03/25/36	578,251
1,264,772	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.33%, due 06/25/36	460,061
1,379,032	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.33%, due 10/25/36	1,114,534
1,889,557	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.40%, due 05/25/37	1,643,915
517,446	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.29%, due 11/25/36	329,717
1,389,590	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.38%, due 11/25/36	548,193

16	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
225,012	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.50%, due 02/25/37	99,906
3,970,470	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.38%, due 02/25/37	3,455,500
4,077,240	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A1, 1 mo. LIBOR + .05%, 0.23%, due 12/25/36	3,852,992
833,249	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.34%, due 06/25/36	820,751
7,864	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.72%, due 04/25/33	7,574
1,437,325	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.34%, due 12/25/36	657,576
585,805	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 11/25/36	565,302
4,059,299	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.32%, due 02/25/37	3,790,573
56,090	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.48%, due 04/25/34	41,743
2,984,485	FBR Securitization Trust, Series 05-3, Class AV24, 1 mo. LIBOR + .34%, 0.86%, due 10/25/35	2,596,502
25,243,843	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF3, Class A2B, 1 mo. LIBOR + .20%, 0.38%, due 02/25/36	22,467,020
909,678	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.34%, due 04/25/36	678,847
7,978,962	Fremont Home Loan Trust, Series 06-1, Class 2A3, 1 mo. LIBOR + .18%, 0.36%, due 04/25/36	6,622,538
389,806	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.38%, due 05/25/36	217,743
141,693	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.28%, due 08/25/36	58,537
2,571,604	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.34%, due 08/25/36	1,015,783
294,101	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.49%, due 01/20/35	286,381
288,774	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.47%, due 01/20/35	282,457

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
653,029	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.34%, due 01/20/36	637,111
3,590,169	JP Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.30%, due 12/25/36	1,708,561
2,162,725	JP Morgan Mortgage Acquisition Corp., Series 07-CH3, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 03/25/37	2,016,741
1,821,513	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.33%, due 03/25/36	1,261,398
1,395,270	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 06/25/36	742,981
2,836,982	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 08/25/36	978,759
1,746,125	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.34%, due 10/25/36	936,360
790,528	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.50%, due 03/25/36	167,987
25,187,316	Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-3, Class A2B, 1 mo. LIBOR + .13%, 0.31%, due 06/25/37	18,260,804
472,390	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.30%, due 02/25/37	210,970
194,625	Merrill Lynch Mortgage Trust, Series 06-SD1, Class A, 1 mo. LIBOR + .28%, 0.46%, due 01/25/47	165,937
159,429	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .40%, 0.98%, due 08/25/34	146,675
5,413,121	Morgan Stanley Capital, Inc., Series 06-HE6, Class A2FP, 1 mo. LIBOR + .06%, 0.24%, due 09/25/36	3,153,143
1,264,611	Morgan Stanley Capital, Inc., Series 06-HE7, Class A2FP, 1 mo. LIBOR + .08%, 0.26%, due 09/25/36	1,011,688
1,879,874	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.35%, due 03/25/36	1,743,583
1,468,141	Morgan Stanley Home Equity Loan Trust, Series 07-1, Class A2, 1 mo. LIBOR + .10%, 0.28%, due 12/25/36	822,159
983,005	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 11/25/36	389,516
900,000	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, 1 mo. LIBOR + .15%, 0.33%, due 07/25/36	576,844

See accompanying notes to the financial statements.	17

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
661,501	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.44%, due 12/25/35	506,445
8,689,593	Residential Asset Mortgage Products, Inc., Series 07-RZ1, Class A2, 1 mo. LIBOR + .16%, 0.34%, due 02/25/37	7,628,593
10,000,000	Residential Asset Securities Corp., Series 07-KS3, Class AI3, 1 mo. LIBOR + .25%, 0.43%, due 04/25/37	7,500,000
52,970	SACO I, Trust., Series 05-7, Class A, 1 mo. LIBOR + .28%, 0.74%, due 09/25/35	52,904
26,092	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .27%, 0.72%, due 03/25/35	18,293
12,990,578	Saxon Asset Securities Trust, Series 06-2, Class A3C, 1 mo. LIBOR + .15%, 0.33%, due 09/25/36	11,182,290
7,417,844	Securitized Asset Backed Receivables LLC, Series 06-NC2, Class A3, 1 mo. LIBOR + .24%, 0.42%, due 03/25/36	6,323,712
6,519,246	Securitized Asset Backed Receivables LLC, Series 06-WM1, Class A2C, 1 mo. LIBOR + .29%, 0.47%, due 12/25/35	5,182,801
740,193	Securitized Asset-Backed Receivables LLC Trust, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.34%, due 07/25/36	346,040
9,300,000	SG Mortgage Securities Trust, Series 06-FRE1, Class A2C, 1 mo. LIBOR + .27%, 0.45%, due 02/25/36	4,553,280
21,356,156	SG Mortgage Securities Trust, Series 06-FRE2, Class A2C, 1 mo. LIBOR + .16%, 0.34%, due 07/25/36	8,382,291
8,376,606	Soundview Home Equity Loan Trust, Series 07-OPT1, Class 2A1, 1 mo. LIBOR + .08%, 0.26%, due 06/25/37	6,366,221
2,042,533	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.33%, due 06/25/37	1,143,002
4,068,748	Specialty Underwriting & Residential Finance, Series 06-BC4, Class A2B, 1 mo. LIBOR + .11%, 0.29%, due 09/25/37	3,336,373
519,971	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.38%, due 01/25/36	504,372
104,862	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.76%, due 11/25/35	102,503
1,455,224	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.58%, due 06/25/37	694,870

	Total Residential Asset-Backed Securities (United States)	159,458,998

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — 1.2%
663,516	Crusade Global Trust, Series 04-2, Class A1, 3 mo. LIBOR + .13%, 0.39%, due 11/19/37	662,525
713,529	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.33%, due 07/20/38	702,911
642,362	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.33%, due 04/19/38	626,883
126,077	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 0.78%, due 09/27/35	119,400
1,290,806	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.67%, due 03/14/36	1,234,643
234,933	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.67%, due 12/08/36	225,464
101,653	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, 3 mo. LIBOR + .08%, 0.56%, due 05/27/38	96,484
4,317,441	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.34%, due 05/10/36	4,299,778
466,824	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.32%, due 06/14/37	459,432
687,555	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.40%, due 02/21/38	672,910
508,488	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.39%, due 06/12/40	508,393
56,484	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.41%, due 01/12/37	56,438
3,115,666	Westpac Securitization Trust, Series 07-1G, Class A2A, 144A, 3 mo. LIBOR + .05%, 0.31%, due 05/21/38	3,093,046

	Total Residential Mortgage-Backed Securities (Australian)	12,758,307

	Residential Mortgage-Backed Securities (European) — 1.3%
1,651,190	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.49%, due 09/20/66	1,505,018
2,150,730	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.47%, due 01/13/39	2,063,196
269,093	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .08%, 0.26%, due 12/20/54	263,474
169,955	Granite Master Issuer Plc, Series 06-3, Class A3, 1 mo. LIBOR + .08%, 0.26%, due 12/20/54	165,939

18	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — continued
129,017	Granite Mortgages Plc, Series 04-3, Class 2A1, 3 mo. LIBOR + .28%, 0.55%, due 09/20/44	127,856
854,585	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.39%, due 12/10/43	833,220
330,273	Leek Finance Plc, Series 17A, Class A2B, 144A, 3 mo. LIBOR + .14%, 0.55%, due 12/21/37	341,420
1,396,433	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .22%, 0.48%, due 11/15/38	1,220,525
954,785	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .20%, 0.47%, due 09/15/39	832,954
704,520	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.68%, due 05/15/34	624,416
3,291,534	Saecure BV, Series 11A, Class A1A, 3 mo. LIBOR + 1.55%, 1.82%, due 07/30/92	3,341,895
2,000,000	Silverstone Master Issuer, Series 12-1A, Class 1A, 144A, 3 mo. LIBOR + 1.55%, 1.82%, due 01/21/55	2,038,600

	Total Residential Mortgage-Backed Securities (European)	13,358,513

	Residential Mortgage-Backed Securities (United States) — 1.6%
49,877	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.48%, due 08/25/35	39,901
194,189	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 02/26/34	169,733
16,358,888	Stanwich Mortgage Loan Trust, Series 13-NPL2, Class A, 144A, 3.23%, due 04/16/59	16,236,197

	Total Residential Mortgage-Backed Securities (United States)	16,445,831

	Student Loans — 12.6%
2,600,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.52%, due 01/25/24	2,535,000
5,000,000	National Collegiate Student Loan Trust, Series 05-3, Class A4, 1 mo. LIBOR + .28%, 0.46%, due 04/25/29	4,325,000
20,376,146	National Collegiate Student Loan Trust, Series 07-1, Class A2, 1 mo. LIBOR + .13%, 0.31%, due 11/25/28	19,510,159
10,000,000	National Collegiate Student Loan Trust, Series 06-3, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 10/25/27	9,350,000

Par Value ($)	Description	Value ($)
	Student Loans — continued
15,000,000	National Collegiate Student Loan Trust, Series 05-2, Class A4, 1 mo. LIBOR + .27%, 0.45%, due 09/25/29	12,675,000
2,985,229	National Collegiate Student Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .19%, 0.37%, due 05/25/26	2,906,867
782,638	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.35%, due 12/23/19	781,613
15,580,881	SLC Student Loan Trust, Series 09-AA, Class A, 144A, 4.75%, due 06/15/33	14,499,958
8,500,000	SLM Student Loan Trust, Series 04-B, Class A3, 3 mo. LIBOR + .33%, 0.60%, due 03/15/24	7,489,231
3,000,000	SLM Student Loan Trust, Series 12-B, Class A2, 144A, 3.48%, due 10/15/30	3,114,450
6,000,000	SLM Student Loan Trust, Series 11-B, Class A3, 144A, 1 mo. LIBOR + 2.25%, 2.43%, due 06/16/42	6,180,000
4,216,357	SLM Student Loan Trust, Series 04-A, Class B, 3 mo. LIBOR + .58%, 0.85%, due 06/15/33	3,330,922
9,000,000	SLM Student Loan Trust, Series 04-B, Class A4, 3 mo. LIBOR + .43%, 0.70%, due 09/15/33	7,110,000
13,000,000	SLM Student Loan Trust, Series 06-C, Class A4, 3 mo. LIBOR + .17%, 0.44%, due 03/15/23	12,447,500
7,105,668	SLM Student Loan Trust, Series 10-A, Class 2A, 144A, 1 mo. LIBOR + 3.25%, 3.43%, due 05/16/44	7,475,384
8,000,000	SLM Student Loan Trust, Series 04-A, Class A3, 3 mo. LIBOR + .40%, 0.67%, due 06/15/33	7,120,000
14,000,000	SLM Student Loan Trust, Series 05-A, Class A3, 3 mo. LIBOR + .20%, 0.47%, due 06/15/23	12,985,000

	Total Student Loans	133,836,084

	Time Share — 8.2%
1,546,706	BXG Receivables Note Trust, Series 10-A, Class B, 144A, 7.50%, due 03/02/26	1,662,709
3,664,006	BXG Receivables Note Trust, Series 12-A, Class B, 144A, 3.99%, due 12/02/27	3,675,456
5,830,033	Marriott Vacation Club Owner Trust, Series 12-1A, Class B, 144A, 3.50%, due 05/20/30	5,970,310
1,685,249	Orange Lake Timeshare Trust, Series 12-AA, Class B, 144A, 4.87%, due 03/10/27	1,735,005
98,674	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.18%, due 02/20/20	99,969
222,552	Sierra Receivables Funding Co. LLC, Series 11-1A, Class B, 144A, 4.23%, due 04/20/26	229,114

See accompanying notes to the financial statements.	19

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Time Share — continued
4,517,537	Sierra Receivables Funding Co. LLC, Series 12-1A, Class B, 144A, 3.58%, due 11/20/28	4,572,807
9,865,480	Sierra Receivables Funding Co. LLC, Series 12-2A, Class B, 144A, 3.42%, due 03/20/29	9,958,778
2,477,430	Sierra Receivables Funding Co. LLC, Series 12-3A, Class B, 144A, 2.66%, due 08/20/29	2,478,205
5,995,443	Sierra Receivables Funding Co. LLC, Series 13-1A, Class B, 144A, 2.39%, due 11/20/29	5,965,024
14,343,659	Sierra Receivables Funding Co. LLC, Series 13-2A, Class C, 144A, 4.75%, due 11/20/25	14,168,709
12,459,981	Silverleaf Finance LLC, Series 12-D, Class B, 144A, 4.45%, due 03/17/25	12,593,427
969,744	Silverleaf Finance Vii LLC, Series 10-A, Class B, 144A, 8.00%, due 07/15/22	1,017,928
421,628	Silverleaf Finance Vii LLC, Series 10-A, Class C, 144A, 10.00%, due 07/15/22	436,648
2,886,622	Westgate Resorts LLC, Series 12-1, Class B, 144A, 5.50%, due 09/20/25	2,905,566
1,360,404	Westgate Resorts LLC, Series 12-2A, Class B, 144A, 4.50%, due 01/20/25	1,355,302
2,040,606	Westgate Resorts LLC, Series 12-2A, Class C, 144A, 9.00%, due 01/20/25	2,060,374
3,780,645	Westgate Resorts LLC, Series 12-3A, Class A, 144A, 2.50%, due 03/20/25	3,778,282
6,192,729	Westgate Resorts LLC, Series 13-1A, Class A, 144A, 2.25%, due 08/20/25	6,171,441
6,192,729	Westgate Resorts LLC, Series 13-1A, Class B, 144A, 3.75%, due 08/20/25	6,107,579

	Total Time Share	86,942,633

	Total Asset-Backed Securities	989,603,455

	U.S. Government Agency — 0.1%
1,064,670	Agency for International Development Floater (Support of Jamaica), 3 mo. LIBOR + .30%, 0.56%, due 10/01/18 (a)	1,039,092

Par Value ($) / Shares	Description	Value ($)
	U.S. Government Agency — continued
29,952	Agency for International Development Floater (Support of Peru), Series B, 6 mo. U.S. Treasury Bill +.35%, 0.42%, due 05/01/14 (a)	29,814
19,003	Agency for International Development Floater (Support of Peru), Series A, 6 mo. U.S. Treasury Bill + .35%, 0.42%, due 05/01/14 (a)	18,915
200,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	210,000

	Total U.S. Government Agency	1,297,821

	TOTAL DEBT OBLIGATIONS (COST $971,039,879)	990,901,276

	MUTUAL FUNDS — 3.7%

	Affiliated Issuers — 3.7%
1,560,834	GMO U.S. Treasury Fund	39,020,848

	TOTAL MUTUAL FUNDS (COST $39,030,846)	39,020,848

	SHORT-TERM INVESTMENTS — 2.7%

	Money Market Funds — 1.6%
16,499,464	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (b)	16,499,464

	U.S. Government — 1.1%
12,000,000	U.S. Treasury Bill, 0.03%, due 12/26/13 (c)	11,998,764

	TOTAL SHORT-TERM INVESTMENTS (COST $28,496,951)	28,498,228

	TOTAL INVESTMENTS — 99.8% (Cost $1,038,567,676)	1,058,420,352
	Other Assets and Liabilities (net) — 0.2%	2,353,671

	TOTAL NET ASSETS — 100.0%	$1,060,774,023

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).
(b)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.
(c)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 66.

20	See accompanying notes to the financial statements.

GMO Domestic Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	91.7%
Short-Term Investments	8.2
Other	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

21

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 13.8%

	U.S. Government — 13.8%
25,264,654	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (a)	25,554,794

	TOTAL DEBT OBLIGATIONS (COST $25,766,957)	25,554,794

	MUTUAL FUNDS — 86.1%

	Affiliated Issuers — 86.1%
45,578,624	GMO Short-Duration Collateral Fund	150,865,247
328,490	GMO U.S. Treasury Fund	8,212,252

	TOTAL MUTUAL FUNDS (COST $141,915,737)	159,077,499

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
161,725	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (b)	161,725

	TOTAL SHORT-TERM INVESTMENTS (COST $161,725)	161,725

	TOTAL INVESTMENTS — 100.0% (Cost $167,844,419)	184,794,018
	Other Assets and Liabilities (net) — 0.00%	42,404

	TOTAL NET ASSETS — 100.0%	$184,836,422

Notes to Schedule of Investments:

(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

22	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	87.0%
Short-Term Investments	9.7
Loan Participations	2.0
Loan Assignments	0.7
Rights/Warrants	0.4
Options Purchased	0.0 ^
Forward Currency Contracts	0.0 ^
Written Options	(0.1)
Reverse Repurchase Agreements	(0.1)
Swap Contracts	(0.9)
Other	1.3

100.0%

Country/Region Summary**	% of Investments
Mexico	11.8%
Venezuela	11.1
Russia	6.7
Turkey	6.2
Brazil	5.3
Argentina	4.8
Indonesia	4.7
Philippines	4.4
Hungary	3.3
Tunisia	3.0
United States	2.7
Ukraine	2.5
Congo	2.2
Dominican Republic	1.7
Croatia	1.6
Colombia	1.5
United Kingdom	1.5
Pakistan	1.4
Peru	1.4
China	1.3
Iraq	1.3
South Africa	1.2
Uruguay	1.1
Chile	1.0
Greece	1.0
Ivory Coast	1.0
Serbia	1.0
Sri Lanka	1.0
Italy	0.9
Bahrain	0.8
Austria	0.7
Costa Rica	0.7
Israel	0.6
Lithuania	0.6
Nigeria	0.6
Vietnam	0.6
El Salvador	0.5
Romania	0.5
Slovenia	0.5
Thailand	0.5
Bahamas	0.4
Iceland	0.4

Country/Region Summary**	% of Investments
Mongolia	0.4%
Qatar	0.4
Belize	0.3
Honduras	0.3
Panama	0.3
Angola	0.2
Belarus	0.2
Bosnia	0.2
Gabon	0.2
Ghana	0.2
Guatemala	0.2
Jamaica	0.2
Senegal	0.2
Trinidad & Tobago	0.2
Zambia	0.2
Albania	0.1
Ecuador	0.1
Grenada	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in the funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using a reference security and applying the same methodology to that security.

^	Rounds to 0.0%.

23

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 85.0%

		Albania — 0.6%
		Foreign Government Obligations
EUR	3,760,000	Albania Government International Bond, 7.50%, due 11/04/15	5,118,486
USD	19,639,573	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	11,685,546

		Total Albania	16,804,032

		Argentina — 7.9%
		Foreign Government Obligations — 6.9%
USD	9,000,000	Province of Buenos Aires, Reg S, Step Up, 4.00%, due 05/15/35	3,600,000
DEM	3,830,000	Republic of Argentina Discount Bond, Series DM, 6 mo. DEM LIBOR + .81%, due 03/31/23 (b)	1,682,277
EUR	18,044,340	Republic of Argentina Discount Bond, 7.82%, due 12/31/33	13,772,394
USD	55,386,424	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	30,877,931
USD	10,652,864	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	6,247,905
EUR	71,275	Republic of Argentina Discount Bond, PIK Shares, 1.00%, due 12/31/33	54,401
USD	231,699	Republic of Argentina Discount Bond, PIK Shares, 1.00%, due 12/31/33	129,172
USD	44,564	Republic of Argentina Discount Bond, PIK Shares, 1.00%, due 12/31/33	26,137
EUR	338,220,524	Republic of Argentina GDP Linked, due 12/15/35 (c)	31,514,144
EUR	192,500,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38	83,321,769
EUR	36,000,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38	15,106,459
USD	5,440,000	Republic of Argentina Par Bond, Step Up, 2.50%, due 12/31/38	1,816,960

			188,149,549

		Judgments — 1.0%
USD	32,000,000	Republic of Argentina Discount Bond, Series L-GL, 6 mo. LIBOR + .81%, due 03/31/23 (b) (d) (e)	17,920,000
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Step Up, 6.00%, due 03/31/23 (b) (d) (e)	9,000,000

			26,920,000

		Total Argentina	215,069,549

		Bahrain — 0.7%
		Foreign Government Obligations
USD	2,000,000	Bahrain Government International Bond, Reg S, 6.13%, due 07/05/22	1,930,000

Par Value		Description	Value ($)
		Foreign Government Obligations — continued
USD	18,000,000	Bahrain Government International Bond, 144A, 6.13%, due 08/01/23	17,280,000

		Total Bahrain	19,210,000

		Barbados — 0.1%
		Foreign Government Obligations
USD	2,800,000	Government of Barbados, Reg S, 7.00%, due 08/04/22	2,744,000

		Belarus — 0.2%
		Foreign Government Obligations
USD	5,000,000	Republic of Belarus, Reg S, 8.95%, due 01/26/18	4,550,000

		Belize — 0.3%
		Foreign Government Obligations
USD	13,033,400	Republic of Belize, Reg S, Step Up, 5.00%, due 02/20/38	7,689,706

		Bosnia & Herzegovina — 0.2%
		Foreign Government Obligations
DEM	10,199,320	Bosnia & Herzegovina, Series A, 6 mo. DEM LIBOR + .81%, 1.06%, due 12/11/17	5,927,274

		Brazil — 2.7%
		Corporate Debt — 0.4%
USD	12,000,000	Petrobras International Finance Co., 6.88%, due 01/20/40	11,310,000

		Foreign Government Agency — 0.4%
USD	9,000,000	Banco Nacional de Desenvolvimento Economico e Social, Reg S, 5.50%, due 07/12/20	9,140,400

		Foreign Government Obligations — 1.9%
USD	841,667	Brazilian Government International Exit Bonds, 6.00%, due 09/15/13	839,563
USD	32,955	Brazilian Government International Exit Bonds, Odd Lot, 6.00%, due 09/15/13	32,872
USD	41,000,000	Republic of Brazil, 8.25%, due 01/20/34	51,557,500

			52,429,935

		Total Brazil	72,880,335

		Chile — 0.7%
		Corporate Debt
USD	17,000,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97	17,765,000

24	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		Colombia — 0.7%
		Foreign Government Agency — 0.2%
USD	5,000,000	Ecopetrol SA, 7.63%, due 07/23/19	5,725,000

		Foreign Government Obligations — 0.5%
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16	8,952,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28 (d)	5,557,650

			14,509,650

		Total Colombia	20,234,650

		Congo Republic (Brazzaville) — 3.0%
		Foreign Government Obligations
USD	101,627,157	Republic of Congo, Reg S, Series INTL, Step Up, 3.00%, due 06/30/29	82,317,997

		Costa Rica — 0.4%
		Foreign Government Agency — 0.3%
USD	9,000,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	7,605,000
USD	2,000,000	Instituto Costarricense de Electricidad, Reg S, 6.95%, due 11/10/21	2,060,000

			9,665,000

		Foreign Government Obligations — 0.1%
USD	3,000,000	Costa Rica Government International Bond, Reg S, 5.63%, due 04/30/43	2,520,000

		Total Costa Rica	12,185,000

		Croatia — 0.9%
		Foreign Government Obligations
USD	18,000,000	Croatia Government International Bond, Reg S, 5.50%, due 04/04/23	17,235,000
USD	6,000,000	Croatia Government International Bond, Reg S, 6.38%, due 03/24/21	6,090,000

		Total Croatia	23,325,000

		Dominican Republic — 2.7%
		Asset-Backed Securities — 0.9%
USD	26,781,017	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 01/15/26 (d)	25,967,990

		Foreign Government Agency — 0.2%
USD	5,800,000	Banco de Reservas de la Republica Dominicana, Reg S, 7.00%, due 02/01/23	5,597,000

		Foreign Government Obligations — 1.6%
USD	8,000,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	8,800,000

Par Value		Description	Value ($)
		Foreign Government Obligations — continued
USD	38,607,000	Dominican Republic Discount Bond, 6 mo. LIBOR + .81%, 1.25%, due 08/30/24	33,974,160

			42,774,160

		Total Dominican Republic	74,339,150

		Ecuador — 0.1%
		Foreign Government Obligations
USD	11,587,000	Republic of Ecuador, Step Up, Reg S, 10.00%, due 08/15/30 (b)	2,549,140

		El Salvador — 0.4%
		Foreign Government Obligations
USD	10,000,000	El Salvador Government International Bond, Reg S, 7.63%, due 02/01/41	9,600,000

		Gabon — 0.2%
		Foreign Government Obligations
USD	5,000,000	Gabonese Republic, Reg S, 8.20%, due 12/12/17	5,587,500

		Ghana — 0.2%
		Foreign Government Obligations
USD	5,000,000	Republic of Ghana, 144A, 7.88%, due 08/07/23	4,862,500

		Greece — 0.4%
		Foreign Government Obligations
EUR	20,882,000	Hellenic Republic Government Bond, Step Up, 2.00%, due 02/24/36	11,362,032

		Grenada — 0.1%
		Foreign Government Obligations
USD	9,000,000	Republic of Grenada, Reg S, Step Up, 4.50%, due 09/15/25	3,060,000

		Guatemala — 0.2%
		Foreign Government Obligations
USD	3,500,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	4,445,000

		Honduras — 0.2%
		Foreign Government Obligations
USD	8,000,000	Honduras Government International Bond, Reg S, 7.50%, due 03/15/24	6,560,000

		Hungary — 1.9%
		Foreign Government Obligations
USD	10,000,000	Hungary Government International Bond, 5.38%, due 02/21/23	9,413,000

See accompanying notes to the financial statements.	25

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		Foreign Government Obligations — continued
USD	40,500,000	Hungary Government International Bond, 7.63%, due 03/29/41	41,563,125

		Total Hungary	50,976,125

		Iceland — 0.4%
		Foreign Government Obligations
USD	11,000,000	Iceland Government International Bond, Reg S, 5.88%, due 05/11/22	11,220,000

		Indonesia — 3.2%
		Foreign Government Agency — 1.8%
USD	10,600,000	Majapahit Holding BV, Reg S, 7.75%, due 01/20/20	11,130,000
USD	28,200,000	Majapahit Holding BV, Reg S, 7.88%, due 06/29/37	28,270,500
USD	10,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	8,476,000

			47,876,500

		Foreign Government Obligations
USD	55,300,000	Indonesia Government International Bond, Reg S, 4.63%, due 04/15/43	39,539,500

		Total Indonesia	87,416,000

		Iraq — 0.4%
		Foreign Government Obligations
USD	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	11,962,500

		Israel — 0.6%
		Foreign Government Agency
USD	14,000,000	Israel Electric Corp. Ltd., Reg S, 6.88%, due 06/21/23	14,315,000
USD	3,000,000	Israel Electric Corp. Ltd., Reg S, 7.88%, due 12/15/26	3,180,000

		Total Israel	17,495,000

		Ivory Coast — 0.8%
		Foreign Government Obligations
USD	25,265,000	Ivory Coast Government International Bond, Reg S, Step Up, 5.75%, due 12/31/32	21,412,087

		Jamaica — 0.1%
		Foreign Government Agency
USD	3,000,000	National Road Operating & Construction Co. Ltd., Reg S, 9.38%, due 11/10/24	3,030,000

Par Value		Description	Value ($)
		Latvia — 0.2%
		Foreign Government Obligations
USD	4,000,000	Republic of Latvia, Reg S, 5.25%, due 06/16/21	4,220,000

		Lithuania — 0.5%
		Foreign Government Obligations
USD	11,500,000	Republic of Lithuania, Reg S, 6.63%, due 02/01/22	13,124,375

		Mexico — 9.5%
		Foreign Government Agency — 2.0%
EUR	34,500,000	Pemex Project Funding Master Trust, Reg S, 5.50%, due 02/24/25	51,638,516
USD	1,360,000	Petroleos Mexicanos, 9.50%, due 09/15/27	1,672,800

			53,311,316

		Foreign Government Obligations — 7.5%
USD	170,984,000	United Mexican States, 5.75%, due 10/12/10	153,030,680
GBP	27,994,000	United Mexican States, GMTN, 6.75%, due 02/06/24	50,431,940

			203,462,620

		Total Mexico	256,773,936

		Mongolia — 0.4%
		Foreign Government Obligations
USD	12,000,000	Mongolia Government International Bond, Reg S, 5.13%, due 12/05/22	9,540,000

		Montenegro — 0.1%
		Foreign Government Obligations
EUR	2,000,000	Montenegro Government International Bond, 7.25%, due 04/08/16	2,742,424

		Nigeria — 0.6%
		Foreign Government Obligations
USD	8,400,000	Nigeria Government International Bond, Reg S, 6.38%, due 07/12/23	8,484,000
USD	6,100,000	Nigeria Government International Bond, Reg S, 6.75%, due 01/28/21	6,450,750

		Total Nigeria	14,934,750

		Pakistan — 0.5%
		Foreign Government Obligations
USD	17,000,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	13,260,000

26	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		Panama — 0.2%
		Foreign Government Obligations
USD	5,000,000	Panama Government International Bond, 4.30%, due 04/29/53	3,700,000
USD	1,535,000	Panama Government International Bond, 8.13%, due 04/28/34	1,949,450

		Total Panama	5,649,450

		Peru — 1.2%
		Foreign Government Agency — 0.3%
USD	12,452,000	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25	7,720,240

		Foreign Government Obligations — 0.9%
USD	5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27	5,000,000
USD	20,000,000	Republic of Peru, 5.63%, due 11/18/50	19,600,000

			24,600,000

		Total Peru	32,320,240

		Philippines — 4.5%
		Foreign Government Agency — 3.4%
USD	25,651,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	34,372,340
USD	40,550,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	57,986,500

			92,358,840

		Foreign Government Obligations — 1.1%
USD	26,720,000	Republic of Philippines, 6.38%, due 01/15/32	29,726,000

		Total Philippines	122,084,840

		Qatar — 0.2%
		Foreign Government Obligations
USD	5,000,000	Qatar Government International Bond, Reg S, 5.75%, due 01/20/42	5,200,000

		Romania — 0.5%
		Foreign Government Obligations
USD	7,000,000	Romanian Government International Bond, Reg S, 4.38%, due 08/22/23	6,510,000
USD	6,000,000	Romanian Government International Bond, Reg S, 6.75%, due 02/07/22	6,690,000

		Total Romania	13,200,000

		Russia — 4.5%
		Corporate Debt — 3.6%
USD	27,000,000	Gazprom Neft OAO Via GPN Capital SA, Reg S, 4.38%, due 09/19/22	24,030,000

Par Value		Description	Value ($)
		Corporate Debt — continued
USD	27,000,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	31,117,500
USD	12,000,000	Sberbank of Russia Via SB Capital SA, 144A, 5.13%, due 10/29/22	11,040,000
USD	3,000,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.72%, due 06/16/21	3,015,000
USD	26,600,000	VTB Capital SA, Reg S, 6.25%, due 06/30/35	27,431,250

			96,633,750

		Foreign Government Obligations — 0.9%
USD	25,000,000	Russian Foreign Bond – Eurobond, Reg S, 5.63%, due 04/04/42	24,843,750

		Total Russia	121,477,500

		Senegal — 0.2%
		Foreign Government Obligations
USD	4,750,000	Republic of Senegal, Reg S, 8.75%, due 05/13/21	4,904,375

		Serbia — 1.1%
		Foreign Government Obligations
USD	5,908,401	Republic of Serbia, Reg S, Step Up, 6.75%, due 11/01/24	5,627,752
USD	24,000,000	Republic of Serbia, 7.25%, due 09/28/21	24,060,000

		Total Serbia	29,687,752

		Slovenia — 0.5%
		Foreign Government Obligations
USD	15,000,000	Slovenia Government International Bond, Reg S, 5.85%, due 05/10/23	14,175,000

		South Africa — 0.2%
		Foreign Government Agency
ZAR	163,000,000	Eskom Holdings Ltd., Zero Coupon, due 12/31/32	2,370,131
ZAR	20,000,000	Transnet Ltd., 13.50%, due 04/18/28	2,235,180

		Total South Africa	4,605,311

		South Korea — 0.8%
		Foreign Government Agency
USD	8,000,000	Export-Import Bank of Korea, 5.13%, due 06/29/20	8,614,880
USD	5,000,000	Korea Gas Corp., Reg S, 6.25%, due 01/20/42	5,677,100
USD	8,000,000	Korea Hydro & Nuclear Power Co. Ltd., Reg S, 4.75%, due 07/13/21	8,274,080

		Total South Korea	22,566,060

See accompanying notes to the financial statements.	27

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		Sri Lanka — 0.9%
		Foreign Government Obligations
USD	8,500,000	Republic of Sri Lanka, Reg S, 6.25%, due 07/27/21	7,820,000
USD	17,150,000	Sri Lanka Government International Bond, Reg S, 5.88%, due 07/25/22	15,349,250

		Total Sri Lanka	23,169,250

		Thailand — 0.4%
		Foreign Government Agency
USD	7,000,000	PTT PCL, 144A, 4.50%, due 10/25/42	5,467,630
USD	4,000,000	PTTEP Canada International Finance Ltd., Reg S, 5.69%, due 04/05/21	4,228,840

		Total Thailand	9,696,470

		Trinidad And Tobago — 0.3%
		Foreign Government Agency
USD	6,000,000	Petroleum Company of Trinidad and Tobago Ltd., Reg S, 9.75%, due 08/14/19	7,320,000

		Tunisia — 2.0%
		Foreign Government Agency
JPY	7,000,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30	54,896,369

		Turkey — 3.6%
		Corporate Debt — 0.2%
USD	5,000,000	Turkiye Halk Bankasi AS, Reg S, 4.88%, due 07/19/17	4,875,000

		Foreign Government Agency — 0.1%
USD	1,000,000	Export Credit Bank of Turkey, Reg S, 5.38%, due 11/04/16	1,012,500

		Foreign Government Obligations — 3.3%
USD	92,000,000	Republic of Turkey, 6.75%, due 05/30/40	90,275,000

		Total Turkey	96,162,500

		Ukraine — 1.3%
		Foreign Government Obligations
USD	4,000,000	City of Kyiv Via Kyiv Finance PLC, Reg S, 9.38%, due 07/11/16	3,840,000
USD	25,500,000	Ukraine Government International Bond, Reg S, 7.50%, due 04/17/23	21,738,750
USD	12,500,000	Ukraine Government International Bond, Reg S, 7.80%, due 11/28/22	10,812,500

		Total Ukraine	36,391,250

Par Value		Description	Value ($)
		United States — 8.1%
		Asset-Backed Securities — 1.8%
USD	2,714,249	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.68%, due 05/15/24	1,112,842
USD	128,189	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.53%, due 10/25/34	109,922
USD	706,183	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.63%, due 10/25/30	512,336
USD	5,226,413	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XL, 1 mo. LIBOR + .20%, 0.40%, due 05/15/36 ¿	3,952,213
USD	13,876,024	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, 1 mo. LIBOR + .24%, 0.44%, due 12/15/35 ¿	11,031,439
USD	10,332,484	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, 1 mo. LIBOR + .24%, 0.44%, due 12/15/35 ¿	6,096,166
USD	3,162,648	First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF10, Class A6M, 1 mo. LIBOR + .35%, 0.54%, due 11/25/35 ¿	708,117
USD	9,250,000	Home Equity Asset Trust, Series 07-1, Class 2A4, 1 mo. LIBOR + .23%, 0.42%, due 05/25/37 ¿	1,480,000
USD	11,349,814	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.35%, due 10/25/36 ¿	6,086,338
USD	3,745,342	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.36%, due 03/25/36 ¿	3,473,805
USD	13,404,615	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 11/25/36 ¿	5,311,579
USD	13,583,343	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, 1 mo. LIBOR + .22%, 0.41%, due 11/25/36 ¿	5,908,754
USD	7,399,190	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, 1 mo. LIBOR + .36%, 0.55%, due 04/25/37 ¿	3,385,129

			49,168,640

		U.S. Government — 6.3%
USD	25,000,000	U.S. Treasury Bond, 2.75%, due 11/15/42 (f)	20,613,275
USD	147,285,210	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (f) (g)	148,976,633

			169,589,908

		Total United States	218,758,548

28	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		Uruguay — 1.0%
		Foreign Government Obligations
USD	15,000,000	Uruguay Government International Bond, 4.13%, due 11/20/45	11,175,000
USD	17,500,000	Uruguay Government International Bond, 4.50%, due 08/14/24	16,625,000

		Total Uruguay	27,800,000

		Venezuela — 11.0%
		Foreign Government Agency — 6.9%
USD	61,785,000	Electricidad de Caracas Finance BV, 8.50%, due 04/10/18	49,276,627
USD	111,750,000	Petroleos de Venezuela SA, Reg S, 9.00%, due 11/17/21	89,791,125
USD	50,500,000	Petroleos de Venezuela SA, Reg S, 12.75%, due 02/17/22	48,858,750

			187,926,502

		Foreign Government Obligations — 4.1%
USD	123,000,000	Republic of Venezuela, Reg S, 11.95%, due 08/05/31	110,700,000

		Total Venezuela	298,626,502

		Vietnam — 0.2%
		Foreign Government Obligations
USD	5,000,000	Socialist Republic of Vietnam, Series 30 Yr., 6 mo. LIBOR + .81%, 1.31%, due 03/13/28	4,262,500

		Zambia — 0.2%
		Foreign Government Obligations
USD	6,000,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22	5,062,500

		TOTAL DEBT OBLIGATIONS (COST $2,394,671,363)	2,299,191,479

		LOAN ASSIGNMENTS — 0.7%

		Dominican Republic — 0.1%
USD	1,600,060	Dominican Republic, 6 mo. LIBOR + 1.75%, 2.21%, due 08/15/15	1,437,702

		Indonesia — 0.3%
USD	2,152,800	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	1,985,958
USD	2,152,800	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	1,985,958
USD	2,870,400	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	2,647,944

Par Value		Description	Value ($)
		Indonesia — continued
USD	1,564,269	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR + .88%, 1.44%, due 12/16/19	1,446,948
EUR	1,487,347	Republic of Indonesia, Indonesia Paris Club Debt, 4.00%, due 06/01/21	1,548,030

		Total Indonesia	9,614,838

		Vietnam — 0.3%
USD	18,000,000	Vietnam Shipbuilding Industry Group Loan Agreement, 6 mo. LIBOR + 1.50%, 4.63%, due 06/26/15 (b)	7,740,000

		TOTAL LOAN ASSIGNMENTS (COST $27,204,633)	18,792,540

		LOAN PARTICIPATIONS — 2.0%

		Egypt — 0.1%
CHF	2,399,342	Paris Club Loan Agreement (Participation with Standard Chartered Bank), due 01/03/24 (d)	1,631,776

		Indonesia — 0.3%
USD	8,017,948	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR +.88%, 1.32%, due 09/29/19	7,396,557

		Iraq — 1.0%
JPY	4,202,173,706	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), due 01/01/28	24,024,417
JPY	549,069,346	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), due 01/01/28	3,069,066

		Total Iraq	27,093,483

		Russia — 0.1%
EUR	57,042,402	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (b) (d)	3,361,636

		Vietnam — 0.5%
JPY	1,580,824,897	Socialist Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY LIBOR + .60%, 0.86%, due 09/01/17	14,570,928

		TOTAL LOAN PARTICIPATIONS (COST $66,342,011)	54,054,380

See accompanying notes to the financial statements.	29

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares / Par Value	Description	Value ($)
	MUTUAL FUNDS — 4.7%

	United States
	Affiliated Issuers
3,976,082	GMO Short-Duration Collateral Fund	13,160,831
2,959,377	GMO U.S. Treasury Fund	73,984,416
1,515,449	GMO World Opportunity Overlay Fund	39,689,601

	TOTAL MUTUAL FUNDS (COST $121,764,277)	126,834,848

	RIGHTS/WARRANTS — 0.4%

	Nigeria — 0.1%
25,000	Central Bank of Nigeria Oil Warrants, Expires 11/15/20 *	4,500,000

	Uruguay — 0.0%
4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 * (d)	—

	Venezuela — 0.3%
283,235	Republic of Venezuela Oil Warrants, Expires 04/15/20	7,293,301

	TOTAL RIGHTS/WARRANTS (COST $0)	11,793,301

	SHORT-TERM INVESTMENTS — 6.9%

	Money Market Funds — 3.7%
38,725,694	State Street Institutional Liquid Reserves Fund-Institutional Class, 0.08% (h)	38,725,694
62,681,408	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (i)	62,681,408

	Total Money Market Funds	101,407,102

	Repurchase Agreements — 3.2%
13,258,500	JP Morgan Chase Bank Repurchase Agreement, dated 07/25/13, with a maturity value of $13,262,025 and an effective yield of .29%, collateralized by an emerging sovereign government obligation with a rate of 10.00%, maturity date of 01/21/15 and a market value of $12,234,707 (j)	13,258,500
16,060,001	JP Morgan Chase Bank Repurchase Agreement, dated 07/11/13, with a maturity value of $16,067,139 and an effective yield of .32%, collateralized by an emerging sovereign government obligation with a rate of 6.00%, maturity date of 09/15/16 and a market value of $15,135,271 (j)	16,060,001

Par Value	Description	Value ($)
	Repurchase Agreements — continued
12,608,001	JP Morgan Chase Bank Repurchase Agreement, dated 07/11/13, with a maturity value of $12,613,604 and an effective yield of .32%, collateralized by an emerging sovereign government obligation with a rate of 0.50%, maturity date of 06/22/16 and a market value of $12,218,310 (j)	12,608,001
20,742,750	JP Morgan Chase Bank Repurchase Agreement, dated 07/12/13, with a maturity value of $20,750,603 and an effective yield of .29%, collateralized by an emerging sovereign government obligation with a rate of 2.63%, maturity date of 06/17/20 and a market value of $20,777,540 (j)	20,742,750
12,347,000	JP Morgan Chase Bank Repurchase Agreement, dated 07/16/13, with a maturity value of $12,351,829 and an effective yield of .32%, collateralized by an emerging sovereign government obligation with a rate of 5.00%, maturity date of 12/21/15 and a market value of $11,358,997 (j)	12,347,000
10,850,001	JP Morgan Chase Bank Repurchase Agreement, dated 07/16/13, with a maturity value of $10,854,244 and an effective yield of .32%, collateralized by an emerging sovereign government obligation with a rate of 7.00%, maturity date of 04/13/15 and a market value of $10,097,655 (j)	10,850,001

	Total Repurchase Agreements	85,866,253

	TOTAL SHORT-TERM INVESTMENTS (COST $187,273,355)	187,273,355

	TOTAL INVESTMENTS — 99.7% (Cost $2,797,255,639)	2,697,939,903
	Other Assets and Liabilities (net) — 0.3%	8,027,234

	TOTAL NET ASSETS — 100.0%	$2,705,967,137

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/01/2013	BCLY	EUR	127,800,000	USD	169,092,436	$170,620
10/01/2013	DB	EUR	72,200,000	USD	96,044,339	612,766
09/10/2013	CITI	GBP	35,000,000	USD	53,085,515	(1,151,480)
10/08/2013	CITI	JPY	10,400,000,000	USD	105,424,496	(514,243)

						$(882,337)

30	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Reverse Repurchase Agreements

Average balance outstanding	$(9,113,171)
Average interest rate	0.16%
Maximum balance outstanding	$(17,656,013)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Credit Linked Options

Number of Contracts			Expiration Date	Descriptions	Premiums	Market Value
Put	Sold USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option Swap, Brazil, receives premium of 0.44% (OTC) (CP-DB) (d)	$812,194	$(1,851,295)
Put	Sold USD	43,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option Swap, Brazil, receives premium of 0.44% (OTC) (CP-DB) (d)	—	(63,992)
Put	Sold USD	62,000,000	03/21/2017	Lebanese Republic Credit Linked Put Option Swap, Lebanon, receives premium of 0.50% (OTC) (CP-DB) (d)	—	168,045
Put	Sold USD	70,000,000	04/03/2018	Turkiye Cumhuriyeti Ziraat Bankasi A.S. Credit Linked Put Option Swap, Turkey, receives premium of 0.40% (OTC) (CP-DB) (d)	—	(608,455)
Put	Sold USD	70,000,000	07/14/2017	Turkiye Is Bankasi A.S. Credit Linked Put Option Swap, Turkey, receives premium of 0.40% (OTC) (CP-DB) (d)	—	(499,115)

					$812,194	$(2,854,812)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
5,000,000	USD	12/20/2013	DB	(Pay)	1.00%	0.85%	Gazprom	N/A		$(12,188)
14,000,000	USD	3/20/2014	DB	(Pay)	1.68%	0.74%	Republic of Italy	N/A		(120,060)
39,000,000	USD	3/20/2014	DB	(Pay)	1.49%	0.04%	Republic of Austria	N/A		(431,477)
28,000,000	USD	3/20/2014	DB	(Pay)	1.70%	0.74%	Republic of Italy	N/A		(244,353)
14,000,000	USD	3/20/2014	DB	(Pay)	1.45%	0.05%	United Kingdom Government	N/A		(149,858)
10,000,000	USD	3/20/2014	DB	(Pay)	1.85%	0.74%	Republic of Italy	N/A		(98,605)
39,000,000	USD	3/20/2014	DB	(Pay)	1.28%	0.05%	United Kingdom Government	N/A		(367,234)
10,000,000	USD	6/20/2014	DB	(Pay)	5.00%	54.29%	Republic of Argentina	N/A		2,928,809
2,000,000	USD	8/24/2014	DB	(Pay)	4.25%	2.55%	Lebanese Republic	N/A		(33,876)
15,000,000	USD	9/20/2014	DB	(Pay)	4.03%	1.29%	Sberbank	N/A		(708,455)
5,000,000	USD	12/20/2014	DB	(Pay)	5.00%	48.00%	Republic of Argentina	N/A		1,804,995
650,000,000	USD	3/20/2015	DB	Receive	3.80%	8.68%	Bolivarian Republic of Venezuela	650,000,000	USD	(34,642,320)
70,000,000	USD	3/20/2015	DB	(Pay)	0.00%	25.00%	Republic of Argentina (d)	N/A		—
550,500,000	EUR	3/20/2015	DB	(Pay)	3.72%	8.62%	Bolivarian Republic of Venezuela	N/A		39,259,802
300,000,000	EUR	4/20/2015	DB	(Pay)	4.32%	8.68%	Bolivarian Republic of Venezuela	N/A		20,035,466
412,500,000	USD	4/20/2015	DB	Receive	4.40%	8.74%	Bolivarian Republic of Venezuela	412,500,000	USD	(20,598,848)
11,000,000	USD	6/20/2015	DB	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(383,472)
30,000,000	USD	6/20/2015	BCLY	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(1,045,833)
40,000,000	USD	6/20/2015	BCLY	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(1,394,444)
15,000,000	USD	9/20/2015	BCLY	(Pay)	1.00%	0.77%	Republic of Colombia	N/A		(100,822)
56,950,000,000	COP	11/20/2015	CITI	Receive	1.81%	0.64%	Republic of Colombia	56,950,000,000	COP	874,342
15,000,000	USD	2/20/2016	CITI	(Pay)	2.16%	0.87%	Republic of Colombia	N/A		(484,966)

See accompanying notes to the financial statements.	31

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Credit Default Swaps (continued)

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
56,700,000,000	COP	2/20/2016	CITI	Receive	1.46%	0.67%	Republic of Colombia	56,700,000,000	COP	$551,751
114,800,000,000	COP	4/20/2016	CITI	Receive	1.33%	0.69%	Republic of Colombia	114,800,000,000	COP	1,227,205
25,000,000	USD	4/20/2016	CITI	(Pay)	1.90%	0.90%	Republic of Colombia	N/A		(824,493)
11,000,000	EUR	6/17/2016	DB	Receive	5.60%	8.41%	Republic of Angola	11,000,000	EUR	348,435
20,000,000	USD	8/20/2016	CITI	(Pay)	2.15%	0.96%	Republic of Colombia	N/A		(712,777)
97,680,000,000	COP	8/20/2016	CITI	Receive	1.51%	0.72%	Republic of Colombia	97,680,000,000	COP	1,118,877
22,500,000	USD	2/20/2017	DB	Receive	2.43%	9.35%	Bolivarian Republic of Venezuela	22,500,000	USD	(4,419,606)
32,000,000	PEN	5/20/2017	DB	Receive	0.79%	1.03%	Republic of Peru	32,000,000	PEN	(65,068)
2,500,000	USD	5/20/2017	DB	(Pay)	1.05%	1.34%	Republic of Peru	N/A		18,250
4,500,000	USD	7/20/2017	JPM	Receive	3.33%	6.89%	Republic of Jamaica	4,500,000	USD	(511,514)
25,000,000	USD	12/20/2017	JPM	Receive	5.00%	8.62%	Government of Ukraine	25,000,000	USD	(2,866,048)
5,400,000	EUR	3/20/2018	DB	Receive	1.00%	4.49%	Republic of Macedonia	5,400,000	EUR	(972,106)
10,000,000	USD	12/20/2018	DB	Receive	0.44%	0.41%	United Kingdom Government	10,000,000	USD	25,952
10,000,000	USD	3/20/2019	DB	Receive	1.62%	2.47%	Republic of Italy	10,000,000	USD	(378,892)
10,000,000	USD	3/20/2019	DB	Receive	1.35%	0.43%	United Kingdom Government	10,000,000	USD	517,913
30,000,000	USD	3/20/2019	DB	Receive	1.46%	0.37%	Republic of Austria	30,000,000	USD	1,833,612
20,000,000	USD	3/20/2019	DB	Receive	1.66%	2.47%	Republic of Italy	20,000,000	USD	(717,351)
10,000,000	USD	3/20/2019	DB	Receive	1.70%	2.47%	Republic of Italy	10,000,000	USD	(338,460)
30,000,000	USD	3/20/2019	DB	Receive	1.25%	0.43%	United Kingdom Government	30,000,000	USD	1,388,167
6,000,000	USD	3/20/2020	BCLY	Receive	1.00%	3.71%	Republic of Croatia	6,000,000	USD	(833,882)
6,000,000	USD	6/20/2020	DB	Receive	1.00%	3.82%	Commonwealth of Bahamas	6,000,000	USD	(926,117)
30,000,000	USD	3/20/2023	JPM	Receive	1.00%	2.82%	Republic of Turkey	30,000,000	USD	(4,093,737)
6,000,000	USD	6/20/2023	DB	Receive	1.00%	3.82%	Commonwealth of Bahamas	6,000,000	USD	(1,192,234)
200,000,000	USD	6/20/2023	DB	(Pay)	1.00%	3.91%	Republic of Croatia	N/A		40,804,002
160,000,000	EUR	6/20/2023	DB	Receive	1.00%	3.93%	Republic of Croatia	160,000,000	EUR	(44,331,321)
3,000,000	USD	6/20/2023	DB	Receive	1.00%	3.82%	Commonwealth of Bahamas	3,000,000	USD	(596,117)
25,000,000	USD	9/20/2023	JPM	Receive	1.00%	2.50%	Republic of Brazil	25,000,000	USD	(2,927,343)
25,000,000	USD	9/20/2023	JPM	Receive	1.00%	2.50%	Republic of Brazil	25,000,000	USD	(2,927,343)
25,000,000	USD	9/20/2023	JPM	Receive	1.00%	1.55%	Peoples Republic of China	25,000,000	USD	(1,095,490)
25,000,000	USD	9/20/2023	JPM	Receive	1.00%	2.90%	Republic of South Africa	25,000,000	USD	(3,680,549)
20,000,000	USD	9/20/2031	GS	(Pay)	1.00%	1.83%	United Mexican States	N/A		1,931,376

										$(20,558,305)

							Premiums to (Pay) Receive			$28,654,170

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap contract, (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap contract, (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on the reference security, as of August 31, 2013, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

32	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

¿	These securities are primarily backed by subprime mortgages.

(a)	Security is backed by U.S. Treasury Bonds.

(b)	Security is in default.

(c)	Security is linked to Argentina Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(e)	Security represents a judgment against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by the Fund. See “Other matters” in Notes to Financial Statements for additional information.

(f)	All or a portion of this security has been pledged to cover margin requirements on futures and cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(g)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(h)	The rate disclosed is the 7 day net yield as of August 31, 2013.

(i)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

(j)	Repurchase Agreements have an open maturity date and can be closed by either party on demand.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 66.

See accompanying notes to the financial statements.	33

GMO Global Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	87.5%
Short-Term Investments	14.2
Options Purchased	1.2
Forward Currency Contracts	0.2
Loan Participations	0.1
Loan Assignments	0.0 ^
Rights/Warrants	0.0 ^
Futures Contracts	0.0 ^
Written Options	(0.5)
Reverse Repurchase Agreements	(1.9)
Swap Contracts	(2.6)
Other	1.8

100.0%

Country/Region Summary**	% of Investments
United States	37.5%
Euro Region***	21.3
Canada	13.7
Switzerland	9.5
Sweden	8.2
Japan	7.8
Emerging****	3.9
Australia	2.4
United Kingdom	(4.3)

100%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****	The “Emerging” exposure is associated only with investments in the Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Mexico, Venezuela, Russia, Turkey, Brazil, Argentina, Indonesia, Philippines, Hungary and Tunisia. Additional information about the fund’s emerging country exposure is available in the financial statements of the Emerging Country Debt Fund country/region summary.

^	Rounds to 0.0%.

34

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value / Shares		Description	Value ($)
		DEBT OBLIGATIONS — 39.3%

		Canada — 3.0%
		Foreign Government Obligations
CAD	1,500,000	Government of Canada, 8.00%, due 06/01/23	2,088,792
CAD	2,000,000	Government of Canada, 1.50%, due 06/01/23	1,718,789

		Total Canada	3,807,581

		France — 3.4%
		Foreign Government Obligations
EUR	3,000,000	Government of France, 4.00%, due 10/25/38	4,351,532

		Italy — 4.5%
		Foreign Government Obligations
EUR	4,400,000	Buoni Poliennali Del Tesoro, 5.00%, due 08/01/34	5,851,314

		Japan — 10.8%
		Foreign Government Obligations
JPY	1,200,000,000	Japan Government Twenty Year Bond, 2.20%, due 06/20/26	13,996,558

		Spain — 1.9%
		Foreign Government Obligations
EUR	2,000,000	Government of Spain, 4.70%, due 07/30/41	2,481,556

		United States — 15.7%
		U.S. Government
USD	3,089,128	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (a)	3,124,604
USD	10,000,000	U.S. Treasury Note, 1.63%, due 11/15/22 (b)	9,107,030
USD	10,000,000	U.S. Treasury Principal Strip Bond, due 11/15/21	8,072,150

		Total United States	20,303,784

		TOTAL DEBT OBLIGATIONS (COST $51,112,378)	50,792,325

		MUTUAL FUNDS — 59.0%

		United States — 59.0%
		Affiliated Issuers
	564,202	GMO Emerging Country Debt Fund, Class IV	5,405,057
	7,873,225	GMO Short-Duration Collateral Fund	26,060,376
	550,396	GMO U.S. Treasury Fund	13,759,912
	1,188,134	GMO World Opportunity Overlay Fund	31,117,235

		TOTAL MUTUAL FUNDS (COST $76,596,359)	76,342,580

Principal Amount / Shares / Par Value ($)		Description	Value ($)
		OPTIONS PURCHASED — 0.6%

		Currency Options
EUR	3,300,000	EUR Call/USD Put, Expires 01/09/14, Strike 1.34, (OTC) (CP-BCLY)	68,043
NZD	7,800,000	NZD Call/USD Put, Expires 11/15/13, Strike 0.83, (OTC) (CP-CITI)	15,202
NZD	7,800,000	NZD Call/USD Put, Expires 11/15/13, Strike 0.83, (OTC) (CP-JPM)	15,202
AUD	6,000,000	USD Call/AUD Put, Expires 10/02/13, Strike 0.99, (OTC) (CP-BCLY)	610,861
AUD	6,000,000	USD Call/AUD Put, Expires 10/02/13, Strike 0.86, (OTC) (CP-JPM)	28,720
JPY	600,000,000	USD Call/JPY Put, Expires 02/12/14, Strike 104.00, (OTC) (CP-BCLY)	70,789

		TOTAL OPTIONS PURCHASED (COST $447,871)	808,817

		SHORT-TERM INVESTMENTS — 1.1%

		Money Market Funds — 0.3%
	365,849	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (c)	365,849

		U.S. Government — 0.8%
	1,000,000	U.S. Treasury Bill, 0.10%, due 07/24/14 (b) (d)	999,078

		TOTAL SHORT-TERM INVESTMENTS (COST $1,364,835)	1,364,927

		TOTAL INVESTMENTS — 100.0% (Cost $129,521,443)	129,308,649
		Other Assets and Liabilities (net) — 0.00%	46,454

		TOTAL NET ASSETS — 100.0%	$129,355,103

See accompanying notes to the financial statements.	35

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/29/2013	DB	CAD	1,300,000	USD	1,235,401	$2,858
09/24/2013	BCLY	CHF	5,000,000	USD	5,295,370	(79,182)
09/24/2013	JPM	CHF	100,000	USD	108,240	749
10/01/2013	CITI	EUR	700,000	USD	935,148	9,911
10/01/2013	JPM	EUR	4,900,000	USD	6,544,219	67,561
09/10/2013	CITI	GBP	2,200,000	USD	3,313,948	(95,234)
09/10/2013	JPM	GBP	1,000,000	USD	1,509,779	(39,849)
10/08/2013	CITI	JPY	40,000,000	USD	410,731	3,274
10/08/2013	JPM	JPY	420,000,000	USD	4,370,766	92,471
09/17/2013	CITI	NZD	4,500,000	USD	3,617,950	143,416
09/17/2013	JPM	NZD	2,300,000	USD	1,843,383	67,510
09/03/2013	CITI	SEK	22,300,000	USD	3,394,061	29,217
09/03/2013	DB	SEK	7,300,000	USD	1,101,433	(63)
09/03/2013	DB	USD	1,799,416	SEK	11,800,000	(18,916)
09/03/2013	GS	USD	229,799	SEK	1,500,000	(3,465)
09/03/2013	JPM	USD	2,418,817	SEK	16,300,000	40,688
09/10/2013	CITI	USD	13,996,228	GBP	9,200,000	260,354
09/10/2013	DB	USD	1,552,132	GBP	1,000,000	(2,504)
09/17/2013	CITI	USD	158,806	NZD	200,000	(4,382)
09/17/2013	DB	USD	9,028,286	NZD	11,500,000	(148,920)
09/24/2013	CITI	USD	1,710,365	CHF	1,600,000	9,492
10/01/2013	BCLY	USD	21,963,493	EUR	16,600,000	(22,162)
10/01/2013	CITI	USD	928,275	EUR	700,000	(3,038)
10/01/2013	JPM	USD	1,459,349	EUR	1,100,000	(5,405)
10/08/2013	CITI	USD	15,205,456	JPY	1,500,000,000	74,170
10/15/2013	DB	USD	1,873,187	NOK	11,200,000	(45,880)
10/22/2013	BCLY	USD	725,512	AUD	800,000	(15,737)
10/22/2013	DB	USD	1,077,688	AUD	1,200,000	(13,024)
10/29/2013	CITI	USD	475,156	CAD	500,000	(1,102)
11/05/2013	CITI	USD	3,389,272	SEK	22,300,000	(29,210)

						$273,598

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
9	Australian Government Bond 3 Yr.	September 2013	$876,112	$(5,007)
4	Australian Government Bond 10 Yr.	September 2013	417,884	(1,160)
95	Canadian Government Bond 10 Yr.	December 2013	11,599,204	85,214
99	Euro BOBL	September 2013	16,326,815	(135,325)
132	Euro Dollar 90 Day	September 2013	32,912,550	29,800
26	U.S. Treasury Bond 30 Yr. (CBT)	December 2013	3,429,562	22,266
51	U.S. Treasury Note 10 Yr. (CBT)	December 2013	6,338,344	(15,012)
98	U.S. Treasury Note 5 Yr. (CBT)	December 2013	11,728,609	(11,914)

			$83,629,080	$(31,138)

Sales
47	Euro Bund	September 2013	$8,717,292	$126,666
7	Japanese Government Bond 10 Yr. (TSE)	September 2013	10,298,630	(97,444)
34	U.S. Treasury Note 2 Yr. (CBT)	December 2013	7,471,500	(2,008)
33	UK Gilt Long Bond	December 2013	5,584,620	6,634

			$32,072,042	$33,848

36	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Written Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Put	AUD	12,000,000	10/2/2013	USD Call/AUD Put, Strike 0.92 (OTC) (CP-JPM)	$261,195	$(417,141)
Put	JPY	600,000,000	2/12/2014	USD Call/JPY Put, Strike 110.00 (OTC) (CP-BCLY)	85,942	(25,000)

					$347,137	$(442,141)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Net Unrealized Appreciation/ (Depreciation)
21,000,000	USD	3/20/2014	DB	(Pay)	1.70%	0.74%	Republic of Italy	N/A	$(183,264)

Premiums to (Pay) Receive									$—

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap contract, (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap contract, (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on the reference security, as of August 31, 2013, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
8,400,000	CHF	9/18/2023	BCLY (e)	Receive	1.20%	6 Month CHF LIBOR	$(342,888)
23,900,000	SEK	9/18/2020	BCLY (e)	Receive	1.90%	3 Month SEK STIBOR	(176,386)
15,900,000	SEK	9/18/2023	BCLY (e)	Receive	2.60%	3 Month SEK STIBOR	(62,618)
29,100,000	SEK	9/18/2020	DB	Receive	1.90%	3 Month SEK STIBOR	(212,936)

							$(794,828)

						Premiums to (Pay) Receive	$224,456

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.	37

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Notes to Schedule of Investments:

(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and cleared swap contracts, collateral on OTC swap contracts and forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

(d)	The rate shown represents yield-to-maturity.

(e)	Interest rate swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 66.

38	See accompanying notes to the financial statements.

GMO International Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	95.1%
Short-Term Investments	7.0
Options Purchased	1.2
Forward Currency Contracts	0.2
Loan Participations	0.1
Loan Assignments	0.0 ^
Rights/Warrants	0.0 ^
Futures Contracts	(0.3)
Written Options	(0.5)
Reverse Repurchase Agreements	(1.9)
Swap Contracts	(2.9)
Other	2.0

100.0%

Country/Region Summary**	% of Investments
Euro Region***	37.7%
Japan	21.8
Canada	14.4
Switzerland	8.2
Sweden	7.2
United States	5.2
Emerging****	3.7
Australia	2.7
United Kingdom	(0.9)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****	The “Emerging” exposure is associated only with investments in the Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Mexico, Venezuela, Russia, Turkey, Brazil, Argentina, Indonesia, Philippines, Hungary and Tunisia. Additional information about the fund’s emerging country exposure is available in the financial statements of the Emerging Country Debt Fund country/region summary.

^	Rounds to 0.0%.

39

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value / Shares		Description	Value ($)
		DEBT OBLIGATIONS — 44.4%

		Canada — 5.4%
		Foreign Government Obligations
CAD	3,000,000	Government of Canada, 3.50%, due 06/01/20	3,071,290

		France — 5.1%
		Foreign Government Obligations
EUR	2,000,000	Government of France, 4.00%, due 10/25/38	2,901,022

		Italy — 2.9%
		Foreign Government Obligations
EUR	1,250,000	Buoni Poliennali Del Tesoro, 5.00%, due 08/01/34	1,662,305

		Japan — 22.3%
		Foreign Government Obligations
JPY	250,000,000	Japan Government Thirty Year Bond, 2.20%, due 03/20/41	2,798,136
JPY	848,400,000	Japan Government Twenty Year Bond, 2.20%, due 06/20/26	9,895,566

		Total Japan	12,693,702

		Spain — 2.4%
		Foreign Government Obligations
EUR	1,100,000	Government of Spain, 4.70%, due 07/30/41	1,364,856

		United States — 6.3%
		U.S. Government
USD	3,530,432	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (a) (b)	3,570,976

		TOTAL DEBT OBLIGATIONS (COST $26,621,971)	25,264,151

		MUTUAL FUNDS — 52.4%

		United States — 52.4%
		Affiliated Issuers
	242,329	GMO Emerging Country Debt Fund, Class IV	2,321,511
	3,980,527	GMO Short-Duration Collateral Fund	13,175,545
	34,660	GMO U.S. Treasury Fund	866,489
	514,708	GMO World Opportunity Overlay Fund	13,480,196

		TOTAL MUTUAL FUNDS (COST $24,563,982)	29,843,741

Principal Amount / Shares / Par Value ($)		Description	Value ($)
		OPTIONS PURCHASED — 0.7%

		Currency Options
EUR	1,400,000	EUR Call/USD Put, Expires 01/09/14, Strike 1.34, (OTC) (CP-BCLY)	28,867
NZD	3,500,000	NZD Call/USD Put, Expires 11/15/13, Strike 0.83, (OTC) (CP-CITI)	6,822
NZD	3,500,000	NZD Call/USD Put, Expires 11/15/13, Strike 0.83, (OTC) (CP-JPM)	6,822
AUD	3,000,000	USD Call/AUD Put, Expires 10/02/13, Strike 0.99, (OTC) (CP-BCLY)	305,430
AUD	3,000,000	USD Call/AUD Put, Expires 10/02/13, Strike 0.86, (OTC) (CP-JPM)	14,360
JPY	250,000,000	USD Call/JPY Put, Expires 02/12/14, Strike 104.00, (OTC) (CP-BCLY)	29,495

		TOTAL OPTIONS PURCHASED (COST $200,085)	391,796

		SHORT-TERM INVESTMENTS — 2.9%

		Money Market Funds — 0.7%
	384,700	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (c)	384,700

		Total Money Market Funds (COST $384,700)	384,700

		U.S. Government — 2.2%
	1,250,000	U.S. Treasury Bill, 0.10%, due 07/24/14 (d)	1,248,848

		TOTAL SHORT-TERM INVESTMENTS (COST $1,633,433)	1,633,548

		TOTAL INVESTMENTS — 100.4% (Cost $53,019,471)	57,133,236
		Other Assets and Liabilities (net) — (0.4%)	(221,783)

		TOTAL NET ASSETS — 100.0%	$56,911,453

40	See accompanying notes to the financial statements.

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/29/2013	CITI	CAD	700,000	USD	665,219	$1,542
10/29/2013	DB	CAD	600,000	USD	570,185	1,319
09/24/2013	BCLY	CHF	2,100,000	USD	2,224,056	(33,256)
09/24/2013	JPM	CHF	200,000	USD	216,480	1,498
10/01/2013	CITI	EUR	400,000	USD	534,370	5,663
10/01/2013	JPM	EUR	500,000	USD	666,000	5,116
09/10/2013	CITI	GBP	1,600,000	USD	2,424,668	(54,738)
09/10/2013	JPM	GBP	400,000	USD	602,365	(17,486)
10/08/2013	CITI	JPY	40,000,000	USD	410,731	3,274
10/08/2013	JPM	JPY	60,000,000	USD	624,395	13,210
09/17/2013	CITI	NZD	1,500,000	USD	1,206,477	48,299
09/17/2013	JPM	NZD	1,600,000	USD	1,277,730	42,340
09/03/2013	CITI	SEK	10,650,000	USD	1,620,931	13,953
09/03/2013	DB	SEK	4,500,000	USD	682,468	3,464
09/03/2013	DB	USD	777,779	SEK	5,100,000	(8,241)
09/03/2013	GS	USD	275,759	SEK	1,800,000	(4,157)
09/03/2013	JPM	USD	1,224,248	SEK	8,250,000	20,594
09/10/2013	CITI	USD	8,815,837	GBP	5,800,000	172,008
09/10/2013	DB	USD	1,086,492	GBP	700,000	(1,753)
09/17/2013	CITI	USD	79,403	NZD	100,000	(2,191)
09/17/2013	DB	USD	4,003,972	NZD	5,100,000	(66,167)
09/24/2013	CITI	USD	854,342	CHF	800,000	5,586
10/01/2013	BCLY	USD	16,009,534	EUR	12,100,000	(16,154)
10/01/2013	CITI	USD	265,221	EUR	200,000	(868)
10/01/2013	JPM	USD	795,971	EUR	600,000	(2,910)
10/08/2013	CITI	USD	7,604,378	JPY	750,000,000	35,434
10/15/2013	DB	USD	819,468	NOK	4,900,000	(20,021)
10/22/2013	BCLY	USD	634,823	AUD	700,000	(13,769)
10/22/2013	DB	USD	449,037	AUD	500,000	(5,427)
11/05/2013	CITI	USD	1,626,242	SEK	10,700,000	(14,015)

						$112,147

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
3	Australian Government Bond 10 Yr.	September 2013	$313,413	$(3,270)
6	Australian Government Bond 3 Yr.	September 2013	584,074	(3,338)
40	Canadian Government Bond 10 Yr.	December 2013	4,883,875	35,880
68	Euro BOBL	September 2013	11,214,378	(91,682)
5	Euro BUND	September 2013	927,372	581
40	U.S. Treasury Note 10 Yr. (CBT)	December 2013	4,971,250	(10,948)

			$22,894,362	$(72,777)

Sales
6	Japanese Government Bond 10 Yr. (TSE)	September 2013	$8,827,396	$(85,979)
3	U.S. Treasury Bond 30 Yr. (CBT)	December 2013	395,719	(2,582)
24	U.S. Treasury Note 2 Yr. (CBT)	December 2013	5,274,000	(1,134)
2	UK Gilt Long Bond	December 2013	338,462	402

			$14,835,577	$(89,293)

Written Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Put	JPY	250,000,000	2/12/2014	USD Call/JPY Put, Strike 110.00 (OTC) (CP-BCLY)	$35,809	$(10,416)
Put	AUD	6,000,000	10/2/2013	USD Call/AUD Put, Strike 0.92 (OTC) (CP-JPM)	130,597	(208,571)

					$166,406	$(218,987)

See accompanying notes to the financial statements.	41

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
9,000,000	USD	3/20/2014	DB	(Pay)	1.70%	0.74%	Republic of Italy	N/A		$(78,542)
6,000,000	USD	3/20/2019	DB	Receive	1.66%	2.47%	Republic of Italy	6,000,000	USD	(215,205)

										$(293,747)

							Premiums to (Pay) Receive			$—

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap contract, (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap contract, (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on the reference security, as of August 31, 2013, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
10,100,000	SEK	9/18/2020	BCLY (e)	Receive	1.90%	3 Month SEK STIBOR	$(74,539)
4,600,000	SEK	9/18/2023	BCLY (e)	Receive	2.60%	3 Month SEK STIBOR	(18,116)
12,800,000	SEK	9/18/2020	DB	Receive	1.90%	3 Month SEK STIBOR	(93,663)
3,200,000	CHF	9/18/2023	BCLY (e)	Receive	1.20%	6 Month CHF LIBOR	(130,624)

							$(316,942)

						Premiums to (Pay) Receive	$88,910

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	All or a portion of this security has been pledged to cover margin requirements on futures and cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.
(d)	The rate shown represents yield-to-maturity.

(e)	Interest rate swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 66.

42	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	95.5%
Short-Term Investments	4.5
Other	0.0 ^

100.0%

Industry Sector Summary	% of Debt Obligations
Residential Asset-Backed Securities (United States)	45.1%
Student Loans	10.5
Business Loans	8.8
Residential Mortgage-Backed Securities (European)	8.3
Residential Mortgage-Backed Securities (Australian)	6.9
CMBS	4.4
U.S. Government Agency	4.3
Insured Other	3.6
CMBS Collateralized Debt Obligations	2.6
Airlines	1.7
Insured Residential Mortgage-Backed Securities (United States)	1.5
Insured Residential Asset-Backed Securities (United States)	1.2
Insured Time Share	0.5
Residential Mortgage-Backed Securities (United States)	0.3
Insured Business Loans	0.2
Time Share	0.1

100.0%

^	Rounds to 0.0%.

43

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 95.5%

	Asset-Backed Securities — 91.4%
	Airlines — 1.6%
13,164,107	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.66%, due 05/15/24	5,397,284
4,673,863	Continental Airlines, Inc., Series 99-1A, 6.55%, due 08/02/20	5,047,771

	Total Airlines	10,445,055

	Business Loans — 8.4%
1,726,927	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.54%, due 04/25/34	1,571,504
1,491,818	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.55%, due 01/25/35	1,327,718
6,397,779	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.57%, due 01/25/36	5,150,212
6,237,423	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.42%, due 07/25/37	4,834,003
21,208,101	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.48%, due 12/25/37	20,359,777
5,035,646	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.18%, due 05/28/39	2,291,219
5,249,929	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.48%, due 05/28/39	1,981,848
8,112,545	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.18%, due 02/28/40	5,570,074
1,587,699	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.47%, due 05/15/32	1,492,437
3,617,766	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.42%, due 11/15/33	3,292,167
4,667,099	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 02/25/30	4,270,676
2,611,272	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 09/25/30	2,297,920
1,234,475	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.03%, due 10/25/37	1,230,401

	Total Business Loans	55,669,956

	CMBS — 4.2%
10,424,888	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.31%, due 12/15/20	10,164,266

Par Value ($)	Description	Value ($)
	CMBS — continued
7,706,345	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	7,821,940
2,004,441	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	1,998,228
7,481,577	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.83%, due 05/12/39	7,513,747

	Total CMBS	27,498,181

	CMBS Collateralized Debt Obligations — 2.5%
4,398,348	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.06%, due 11/23/52	4,398
1,202,943	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.63%, due 06/28/19	1,178,884
16,215,318	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.51%, due 05/25/46	15,242,399

	Total CMBS Collateralized Debt Obligations	16,425,681

	Insured Business Loans — 0.1%
1,327,625	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.62%, due 10/25/30	963,192

	Insured Other — 3.5%
860,000	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .30%, 0.48%, due 04/17/19	858,710
7,195,526	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.38%, due 09/15/41	6,819,166
6,841,134	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.38%, due 12/15/41	6,519,120
2,957,015	TIB Card Receivables Fund, Series 2005-B, 144A, FGIC, 3 mo. LIBOR + .25%, 0.52%, due 01/05/14	2,661,314
2,988,000	Toll Road Investment Part II, Series 1999B, 144A, MBIA, due 02/15/30	951,678
26,300,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	5,145,595

	Total Insured Other	22,955,583

	Insured Residential Asset-Backed Securities (United States) ¿ — 1.2%
1,486,886	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.60%, due 07/25/34	1,375,370
1,714,658	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.56%, due 12/25/33	1,594,632

44	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Residential Asset-Backed Securities (United States) ¿ — continued
463,720	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.51%, due 03/25/34	440,534
4,691,747	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.40%, due 11/25/35	4,339,866

	Total Insured Residential Asset-Backed Securities (United States)	7,750,402

	Insured Residential Mortgage-Backed Securities (United States) — 1.4%
358,929	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.52%, due 10/25/34	307,782
739,049	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.51%, due 01/25/35	591,239
6,584,093	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.33%, due 06/15/37	5,112,548
3,421,166	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.41%, due 10/25/34	2,872,411
127,449	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.64%, due 07/25/29	124,106
177,118	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.74%, due 08/15/30	147,008
279,634	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.62%, due 06/25/34	252,370
68,043	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.47%, due 12/25/32	59,197

	Total Insured Residential Mortgage-Backed Securities (United States)	9,466,661

	Insured Time Share — 0.5%
3,128,926	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.18%, due 09/20/19	3,128,623

	Residential Asset-Backed Securities (United States) ¿ — 43.0%
977,554	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .39%, 0.57%, due 01/25/35	912,791
1,999,092	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.46%, due 02/25/36	714,676
2,736,942	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.36%, due 03/25/36	2,565,883

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
17,957,717	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.36%, due 10/25/36	9,248,224
4,087,056	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.34%, due 05/25/36	2,574,845
592,466	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.27%, due 06/25/36	309,563
8,679,495	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.33%, due 04/25/36	7,789,846
2,889,781	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.50%, due 09/25/35	1,112,566
6,834,690	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.38%, due 06/25/36	2,460,488
7,944,639	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.52%, due 06/25/36	2,780,624
4,796,647	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.27%, due 01/25/37	1,630,860
2,495,995	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.25%, due 11/25/36	898,558
11,515,695	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.58%, due 05/25/37	590,179
2,053,353	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 1.22%, due 05/25/34	1,950,044
46,290,046	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.33%, due 07/25/36	19,007,850
6,823,433	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.29%, due 09/25/36	2,729,373
9,396,586	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.37%, due 03/25/36	4,510,361
266,311	Argent Securities, Inc., Series 06-W4, Class A2B, 1 mo. LIBOR + .11%, 0.29%, due 05/25/36	94,141
7,588,633	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.33%, due 06/25/36	2,760,365
7,737,902	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.33%, due 10/25/36	6,253,772
13,519,650	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.40%, due 05/25/37	11,762,096
2,684,252	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.29%, due 11/25/36	1,710,406

See accompanying notes to the financial statements.	45

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
7,874,345	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.38%, due 11/25/36	3,106,429
1,515,873	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.50%, due 02/25/37	673,048
37,351,829	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.38%, due 02/25/37	32,507,297
5,613,469	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.34%, due 06/25/36	5,529,266
59,540	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.72%, due 04/25/33	57,349
10,869,768	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.34%, due 12/25/36	4,972,919
28,258,966	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.32%, due 02/25/37	26,388,222
408,405	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.48%, due 04/25/34	303,942
8,732,909	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.34%, due 04/25/36	6,516,933
3,332,838	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.38%, due 05/25/36	1,861,703
1,228,005	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.28%, due 08/25/36	507,320
18,299,714	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.34%, due 08/25/36	7,228,387
12,302,918	GE-WMC Mortgage Securities, Series 06-1, Class A2B, 1 mo. LIBOR + .15%, 0.33%, due 08/25/36	4,675,109
1,934,877	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.49%, due 01/20/35	1,884,086
1,714,594	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.47%, due 01/20/35	1,677,087
5,923,904	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.34%, due 01/20/36	5,779,509
24,546,736	JP Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.30%, due 12/25/36	11,681,791
996,561	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, 1 mo. LIBOR + .25%, 0.43%, due 10/25/35	984,104
13,133,734	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.33%, due 03/25/36	9,095,111

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
9,854,095	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 06/25/36	5,247,306
19,433,325	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 08/25/36	6,704,497
12,572,101	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.34%, due 10/25/36	6,741,789
5,144,580	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.50%, due 03/25/36	1,093,223
4,074,366	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.30%, due 02/25/37	1,819,612
1,401,646	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .40%, 0.98%, due 08/25/34	1,289,514
31,028,825	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.41%, due 02/25/37	12,101,242
9,944,518	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, 1 mo. LIBOR + .16%, 0.34%, due 04/25/36	6,762,272
1,281,574	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.28%, due 04/25/37	858,655
8,489,589	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 11/25/36	3,364,000
5,121,294	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.44%, due 12/25/35	3,920,863
2,981,799	RAAC Series Trust, Series 06-SP1, Class A2, 1 mo. LIBOR + .19%, 0.37%, due 09/25/45	2,843,444
235,960	Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A2, 1 mo. LIBOR + .29%, 0.47%, due 10/25/33	234,662
1,362,125	Residential Asset Securities Corp., Series 05-KS12, Class A2, 1 mo. LIBOR + .25%, 0.43%, due 01/25/36	1,348,504
236,691	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .27%, 0.72%, due 03/25/35	165,943
128,846	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.44%, due 10/25/35	128,640
15,876,056	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.33%, due 06/25/37	8,884,241
3,847,784	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.38%, due 01/25/36	3,732,350
853,875	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.76%, due 11/25/35	834,663

46	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
12,982,133	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.58%, due 06/25/37	6,198,968

	Total Residential Asset-Backed Securities (United States)	284,071,511

	Residential Mortgage-Backed Securities (Australian) — 6.6%
1,446,771	Crusade Global Trust, Series 04-2, Class A1, 3 mo. LIBOR + .13%, 0.39%, due 11/19/37	1,444,611
3,464,686	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.33%, due 07/20/38	3,413,128
5,689,494	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.33%, due 04/19/38	5,552,389
877,283	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 0.78%, due 09/27/35	830,822
9,082,043	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.67%, due 03/14/36	8,686,883
568,787	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.67%, due 12/08/36	545,861
914,873	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, 3 mo. LIBOR + .08%, 0.56%, due 05/27/38	868,352
796,290	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.34%, due 05/10/36	793,032
3,890,203	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.32%, due 06/14/37	3,828,597
609,482	Medallion Trust, Series 07-1G, Class A1, 3 mo. LIBOR + .04%, 0.30%, due 02/27/39	605,841
3,925,211	National RMBS Trust, Series 06-3, Class A1, 144A, 3 mo. LIBOR + .07%, 0.34%, due 10/20/37	3,893,932
4,828,164	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.40%, due 02/21/38	4,725,324
4,518,274	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.39%, due 06/12/40	4,517,438
387,315	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.41%, due 01/12/37	387,005
3,634,944	Westpac Securitization Trust, Series 07-1G, Class A2A, 144A, 3 mo. LIBOR + .05%, 0.31%, due 05/21/38	3,608,554

	Total Residential Mortgage-Backed Securities (Australian)	43,701,769

	Residential Mortgage-Backed Securities (European) — 8.0%
8,133,639	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.49%, due 09/20/66	7,413,609

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — continued
15,405,232	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.47%, due 01/13/39	14,778,239
2,306,513	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .08%, 0.26%, due 12/20/54	2,258,353
1,179,585	Granite Mortgages Plc, Series 04-3, Class 2A1, 3 mo. LIBOR + .28%, 0.55%, due 09/20/44	1,168,969
5,188,551	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.39%, due 12/10/43	5,058,837
2,825,669	Leek Finance Plc, Series 17A, Class A2B, 144A, 3 mo. LIBOR + .14%, 0.55%, due 12/21/37	2,921,035
5,858,638	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.68%, due 05/15/34	5,192,511
9,949,587	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .22%, 0.48%, due 11/15/38	8,696,238
5,796,908	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .20%, 0.47%, due 09/15/39	5,057,223

	Total Residential Mortgage-Backed Securities (European)	52,545,014

	Residential Mortgage-Backed Securities (United States) — 0.3%
401,784	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.48%, due 08/25/35	321,427
1,727,260	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 02/26/34	1,509,733

	Total Residential Mortgage-Backed Securities (United States)	1,831,160

	Student Loans — 10.0%
20,300,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.52%, due 01/25/24	19,792,500
6,830,292	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.35%, due 12/23/19	6,821,345
6,431,891	SLM Student Loan Trust, Series 05-1, Class A2, 3 mo. LIBOR + .08%, 0.35%, due 04/27/20	6,364,176
12,054,734	SLM Student Loan Trust, Series 05-3, Class A4, 3 mo. LIBOR + .07%, 0.34%, due 04/27/20	12,022,669
8,042,190	SLM Student Loan Trust, Series 07-2, Class A2, 3 mo. LIBOR + .00%, 0.27%, due 07/25/17	8,024,577
2,480,703	SLM Student Loan Trust, Series 07-6, Class A2, 3 mo. LIBOR + .25%, 0.52%, due 01/25/19	2,480,455

See accompanying notes to the financial statements.	47

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	Student Loans — continued
10,800,000	SLM Student Loan Trust, Series 08-6, Class A3, 3 mo. LIBOR + .75%, 1.02%, due 01/25/19	10,908,000

	Total Student Loans	66,413,722

	Time Share — 0.1%
843,214	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.18%, due 02/20/20	854,281

	Total Asset-Backed Securities	603,720,791

	U.S. Government Agency — 4.1%
11,356,250	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR - .02%, 0.38%, due 02/01/25 (a)	10,629,607
10,125,000	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR + .15%, 0.55%, due 10/29/26 (a)	9,505,966
126,683	Agency for International Development Floater (Support of Peru), Series A, 6 mo. U.S. Treasury Bill + .35%, 0.42%, due 05/01/14 (a)	126,101
7,050,000	Agency for International Development Floater (Support of Tunisia), 6 mo. LIBOR, 0.40%, due 07/01/23 (a)	6,665,339

	Total U.S. Government Agency	26,927,013

	TOTAL DEBT OBLIGATIONS (COST $885,884,183)	630,647,804

	SHORT-TERM INVESTMENTS — 4.5%

	Money Market Funds — 4.5%
29,880,928	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (b)	29,880,928

	TOTAL SHORT-TERM INVESTMENTS (COST $29,880,928)	29,880,928

	TOTAL INVESTMENTS — 100.0% (Cost $915,765,111)	660,528,732
	Other Assets and Liabilities (net) — 0.00%	210,892

	TOTAL NET ASSETS — 100.0%	$660,739,624

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 66.

48	See accompanying notes to the financial statements.

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	95.5%
Short-Term Investments	4.5
Other	0.0 ^

100.0%

Industry Sector Summary**	% of Debt Obligations
Residential Asset-Backed Securities (United States)	45.1%
Student Loans	10.5
Business Loans	8.8
Residential Mortgage-Backed Securities (European)	8.3
Residential Mortgage-Backed Securities (Australian)	6.9
CMBS	4.4
U.S. Government Agency	4.3
Insured Other	3.6
CMBS Collateralized Debt Obligations	2.6
Airlines	1.7
Insured Residential Mortgage-Backed Securities (United States)	1.5
Insured Residential Asset-Backed Securities (United States)	1.2
Insured Time Share	0.5
Residential Mortgage-Backed Securities (United States)	0.3
Insured Business Loans	0.2
Time Share	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in GMO Short-Duration Collateral Fund.

**	The table above incorporates aggregate indirect sector exposure associated with investments in GMO Short-Duration Collateral Fund.

^	Rounds to 0.0%.

49

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.1%

	Affiliated Issuers — 100.1%
11,790,022	GMO Short-Duration Collateral Fund	39,024,971

	TOTAL MUTUAL FUNDS (COST $30,838,309)	39,024,971

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
5,784	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (a)	5,784

	TOTAL SHORT-TERM INVESTMENTS (COST $5,784)	5,784

	TOTAL INVESTMENTS — 100.1% (Cost $30,844,093)	39,030,755
	Other Assets and Liabilities (net) — (0.1%)	(35,977)

	TOTAL NET ASSETS — 100.0%	$38,994,778

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

50	See accompanying notes to the financial statements.

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	85.7%
Short-Term Investments	15.7
Options Purchased	1.2
Loan Participations	0.1
Loan Assignments	0.0 ^
Rights/Warrants	0.0 ^
Forward Currency Contracts	(0.1)
Futures Contracts	(0.2)
Written Options	(0.5)
Reverse Repurchase Agreements	(1.9)
Swap Contracts	(1.9)
Other	1.9

100.0%

Country/Region Summary**	% of Investments
United States	91.4%
Canada	11.4
Switzerland	7.7
Sweden	6.4
New Zealand	6.1
Emerging***	3.6
Australia	1.3
Euro Region****	(2.0)
United Kingdom	(9.9)
Japan	(16.0)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Emerging” exposure is associated only with investments in the Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Mexico, Venezuela, Russia, Turkey, Brazil, Argentina, Indonesia, Philippines, Hungary and Tunisia. Additional information about the fund’s emerging country exposure is available in the financial statements of the Emerging Country Debt Fund country/region summary.

****	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

^	Rounds to 0.0%.

51

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($) / Shares / Principal Amount		Description	Value ($)
		DEBT OBLIGATIONS — 31.0%

		United States — 31.0%
		U.S. Government — 31.0%
	78,552,112	U.S. Treasury Inflation Indexed Note, 1.25% , due 04/15/14 (a)	79,454,204
	150,000,000	U.S. Treasury Note, 1.75%, due 01/31/14	151,025,400
	169,000,000	U.S. Treasury Note, 2.38%, due 02/28/15	174,221,762

		TOTAL DEBT OBLIGATIONS (COST $405,047,371)	404,701,366

		MUTUAL FUNDS — 63.4%

		United States — 63.4%
		Affiliated Issuers
	5,669,349	GMO Emerging Country Debt Fund, Class IV	54,312,364
	105,394,919	GMO Short-Duration Collateral Fund	348,857,183
	4,318,188	GMO U.S. Treasury Fund	107,954,702
	12,049,669	GMO World Opportunity Overlay Fund	315,580,831

		TOTAL MUTUAL FUNDS (COST $793,985,514)	826,705,080

		OPTIONS PURCHASED — 0.7%

		Currency Options — 0.7%
EUR	32,900,000	EUR Call/USD Put, Expires 01/09/14, Strike 1.34, (OTC) (CP-BCLY)	678,367
NZD	80,000,000	NZD Call/USD Put, Expires 11/15/13, Strike 0.83, (OTC) (CP-CITI)	155,920
NZD	80,000,000	NZD Call/USD Put, Expires 11/15/13, Strike 0.83, (OTC) (CP-JPM)	155,920
AUD	68,000,000	USD Call/AUD Put, Expires 10/02/13, Strike 0.99, (OTC) (CP-BCLY)	6,923,092
AUD	68,000,000	USD Call/AUD Put, Expires 10/02/13, Strike 0.86, (OTC) (CP-JPM)	325,495
JPY	6,300,000,000	USD Call/JPY Put, Expires 02/12/14, Strike 104.00, (OTC) (CP-BCLY)	743,283

		TOTAL OPTIONS PURCHASED (COST $4,748,338)	8,982,077

		SHORT-TERM INVESTMENTS — 4.6%

		Money Market Funds — 0.1%
	658,232	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (b)	658,232

		U.S. Government — 4.5%
	10,000,000	U.S. Treasury Bill, 0.03%, due 01/09/14 (c) (d)	9,998,760

Par Value ($)	Description	Value ($)
	U.S. Government — continued
12,150,000	U.S. Treasury Bill, 0.05%, due 03/06/14 (c)	12,146,586
37,000,000	U.S. Treasury Bill, 0.10%, due 07/24/14 (c) (d)	36,965,886

	Total U.S. Government	59,111,232

	TOTAL SHORT-TERM INVESTMENTS (COST $59,757,816)	59,769,464

	TOTAL INVESTMENTS — 99.7% (Cost $1,263,539,039)	1,300,157,987
	Other Assets and Liabilities (net) — 0.3%	4,065,253

	TOTAL NET ASSETS — 100.0%	$1,304,223,240

52	See accompanying notes to the financial statements.

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/22/2013	BCLY	AUD	5,900,000	USD	5,350,651	$116,057
10/29/2013	DB	CAD	13,500,000	USD	12,829,163	29,679
09/24/2013	BCLY	CHF	50,600,000	USD	53,589,149	(801,323)
09/24/2013	JPM	CHF	5,300,000	USD	5,736,719	39,693
10/01/2013	BCLY	EUR	35,600,000	USD	47,102,431	47,528
10/01/2013	CITI	EUR	4,500,000	USD	6,011,663	63,711
10/01/2013	JPM	EUR	19,200,000	USD	25,574,432	196,506
09/10/2013	CITI	GBP	16,100,000	USD	24,086,238	(862,780)
09/10/2013	JPM	GBP	11,300,000	USD	17,022,621	(488,180)
10/08/2013	CITI	JPY	3,800,000,000	USD	38,538,872	(169,513)
09/17/2013	CITI	NZD	33,700,000	USD	27,098,606	1,078,203
09/17/2013	JPM	NZD	44,900,000	USD	35,806,955	1,138,821
09/03/2013	CITI	SEK	194,600,000	USD	29,618,130	254,961
09/03/2013	DB	SEK	106,100,000	USD	16,082,435	73,019
09/10/2013	CITI	USD	35,700,664	GBP	23,200,000	250,716
09/17/2013	CITI	USD	555,821	NZD	700,000	(15,338)
09/24/2013	CITI	USD	21,462,760	CHF	20,100,000	142,942
10/01/2013	CITI	USD	6,365,314	EUR	4,800,000	(20,832)
10/29/2013	CITI	USD	23,852,854	CAD	25,100,000	(55,294)
11/05/2013	CITI	USD	29,576,333	SEK	194,600,000	(254,899)
09/03/2013	DB	USD	18,931,104	SEK	124,200,000	(190,581)
09/10/2013	DB	USD	27,007,097	GBP	17,400,000	(43,562)
09/17/2013	DB	USD	99,756,006	NZD	127,100,000	(1,619,706)
10/15/2013	DB	USD	19,076,616	NOK	114,100,000	(460,933)
10/22/2013	DB	USD	10,507,454	AUD	11,700,000	(126,988)
09/03/2013	GS	USD	6,143,302	SEK	40,100,000	(92,618)
09/03/2013	JPM	USD	20,240,899	SEK	136,400,000	340,479
10/01/2013	JPM	USD	13,533,015	EUR	10,200,000	(50,992)

						$(1,481,224)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
1,152	Canadian Government Bond 10 Yr.	December 2013	$140,655,607	$1,033,338
919	U.S. Treasury Note 10 Yr. (CBT)	December 2013	114,214,469	(255,351)

			$254,870,076	$777,987

Sales
14	Australian Government Bond 10 Yr.	September 2013	$1,462,592	$6,749
131	Euro Bund	September 2013	24,297,133	30,751
198	Japanese Government Bond 10 Yr. (TSE)	September 2013	291,304,082	(3,207,361)
68	U.S. Treasury Bond 30 Yr. (CBT)	December 2013	8,969,625	(58,537)
475	U.S. Treasury Note 2 Yr. (CBT)	December 2013	104,381,250	(24,901)
865	UK Gilt Long Bond	December 2013	146,384,739	173,881

			$576,799,421	$(3,079,418)

Written Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Put	AUD	136,000,000	10/2/2013	USD Call/AUD Put, Strike 0.92 (OTC) (CP-JPM)	$2,960,209	$(4,727,606)
Put	JPY	6,300,000,000	2/12/2014	USD Call/JPY Put, Strike 110.00 (OTC) (CP-BCLY)	902,391	(262,497)

					$3,862,600	$(4,990,103)

See accompanying notes to the financial statements.	53

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Swap Contracts

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
100,000,000	NZD	7/14/2015	BCLY	Receive	4.87%	3 Month NZD Bank Bill Rate	$2,169,552
100,000,000	NZD	7/15/2015	BCLY	Receive	4.86%	3 Month NZD Bank Bill Rate	2,156,845
100,000,000	NZD	7/15/2015	CITI	Receive	4.85%	3 Month NZD Bank Bill Rate	2,146,395
211,700,000	SEK	9/18/2020	DB	Receive	1.90%	3 Month SEK STIBOR	(1,549,093)
384,300,000	SEK	9/18/2020	BCLY (e)	Receive	1.90%	3 Month SEK STIBOR	(2,836,196)
26,700,000	SEK	9/18/2023	BCLY (e)	Receive	2.60%	3 Month SEK STIBOR	(105,150)
74,100,000	CHF	9/18/2023	BCLY (e)	Receive	1.20%	6 Month CHF LIBOR	(3,024,759)

							$(1,042,406)

					Premiums to (Pay) Receive		$2,783,654

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

(c)	The rate shown represents yield-to-maturity.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and cleared swap contracts, collateral on OTC swap contracts and forward currency contracts, and/or written options, if any (Note 4).

(e)	Interest rate swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 66.

54	See accompanying notes to the financial statements.

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	100.0%
Other	(0.0)^

100.0%

^	Rounds to 0.0%.

55

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 100.0%

	U.S. Government —100.0%
53,500,000	U.S. Treasury Bill, 0.07%, due 10/17/13 (a)	$ 53,495,365
49,000,000	U.S. Treasury Bill, 0.05%, due 10/03/13 (a)	48,997,791
488,200,000	U.S. Treasury Bill, 0.02%, due 11/21/13 (a)	488,204,636
114,000,000	U.S. Treasury Bill, 0.02%, due 11/29/13 (a)	113,993,160
74,300,000	U.S. Treasury Bill, 0.02%, due 10/10/13 (a)	74,298,658
425,000,000	U.S. Treasury Bill, 0.03%, due 12/05/13 (a)	424,969,825
357,700,000	U.S. Treasury Bill, 0.03%, due 12/26/13 (a)	357,663,157
414,200,000	U.S. Treasury Bill, 0.03%, due 01/09/14 (a)	414,148,639
408,500,000	U.S. Treasury Bill, 0.03%, due 01/02/14 (a)	408,462,418
145,000,000	U.S. Treasury Bill, 0.04%, due 02/20/14 (a)	144,970,855
215,555,000	U.S. Treasury Note, 0.13%, due 09/30/13	215,554,592

	Total U.S. Government	2,744,759,096

	Money Market Funds — 0.0%
983,295	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (b)	983,295

	TOTAL SHORT-TERM INVESTMENTS (COST $2,745,496,280)	2,745,742,391

	TOTAL INVESTMENTS — 100.0% (Cost $2,745,496,280)	2,745,742,391
	Other Assets and Liabilities (net) — (0.0%)	(44,141)

	TOTAL NET ASSETS — 100.0%	$2,745,698,250

Notes to Schedule of Investments:

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

56	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	105.6%
Short-Term Investments	5.0
Options Purchased	2.3
Swap Contracts	(7.4)
Written Options	(0.5)
Reverse Repurchase Agreements	(7.8)
Other	2.8

100.0%

Industry Summary	% of Debt Obligations
U.S. Government	68.4%
Residential Asset-Backed Securities (United States)	13.2
Foreign Government Obligations	7.6
Residential Mortgage-Backed Securities (European)	2.8
Business Loans	2.1
CMBS	1.2
Residential Mortgage-Backed Securities (Australian)	1.1
Insured Other	1.0
Insured Residential Asset-Backed Securities (United States)	0.8
CMBS Collateralized Debt Obligations	0.6
Student Loans	0.5
Insured Transportation	0.4
Insured Time Share	0.2
U.S. Government Agency	0.1

100.0%

57

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 105.6%

	Asset-Backed Securities — 25.2%
	Business Loans — 2.3%
932,387	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.55%, due 01/25/35	829,824
1,390,821	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.57%, due 01/25/36	1,119,611
6,117,722	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.48%, due 12/25/37	5,873,013
2,978,825	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.18%, due 02/28/40	2,045,262
915,339	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.42%, due 11/15/33	832,958
1,124,347	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 02/25/30	1,028,845
720,351	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 09/25/30	633,909
122,680	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.03%, due 10/25/37	122,275

	Total Business Loans	12,485,697

	CMBS — 1.2%
3,711,647	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.31%, due 12/15/20	3,618,856
1,699,929	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	1,725,428
1,496,315	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.64%, due 05/12/39	1,502,750

	Total CMBS	6,847,034

	CMBS Collateralized Debt Obligations — 0.7%
6,777,455	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.06%, due 11/23/52	6,777

Par Value ($)	Description	Value ($)
	CMBS Collateralized Debt Obligations — continued
3,859,365	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.51%, due 05/25/46	3,627,804

	Total CMBS Collateralized Debt Obligations	3,634,581

	Insured Other — 1.0%
2,053,778	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.38%, due 09/15/41	1,946,356
1,596,265	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.38%, due 12/15/41	1,521,128
550,699	TIB Card Receivables Fund, Series 2005-B, 144A, FGIC, 3 mo. LIBOR + .25%, 0.52%, due 01/05/14	495,629
9,200,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	1,799,980

	Total Insured Other	5,763,093

	Insured Residential Asset-Backed Securities (United States) ¿ — 0.8%
4,960,418	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.60%, due 07/25/34	4,588,387

	Insured Time Share — 0.2%
964,996	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.18%, due 09/20/19	964,902

	Insured Transportation — 0.4%
2,259,914	CLI Funding LLC, Series 06-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .18%, 0.36%, due 08/18/21	2,223,191

	Residential Asset-Backed Securities (United States) ¿ — 13.9%
8,315,396	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.36%, due 10/25/36	4,282,429
8,243,385	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.34%, due 05/25/36	5,193,332

58	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
128,101	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.27%, due 06/25/36	66,933
604,399	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.50%, due 09/25/35	232,694
1,664,483	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.38%, due 06/25/36	599,214
1,809,713	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.52%, due 06/25/36	633,400
978,171	ACE Securities Corp., Series 06-SL4, Class A1, 1 mo. LIBOR + .12%, 0.30%, due 09/25/36	224,979
3,946,356	ACE Securities Corp., Series 07-ASL1, Class A2, 1 mo. LIBOR + .17%, 0.35%, due 12/25/36	651,149
911,935	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.25%, due 11/25/36	328,297
8,964,386	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.33%, due 07/25/36	3,681,001
4,912,872	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.29%, due 09/25/36	1,965,149
1,652,147	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.37%, due 03/25/36	793,030
1,818,110	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.33%, due 06/25/36	661,338
2,068,548	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.33%, due 10/25/36	1,671,801
3,353,299	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.40%, due 05/25/37	2,917,370

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
1,908,083	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.29%, due 11/25/36	1,215,831
5,002,525	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.38%, due 11/25/36	1,973,496
532,924	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.50%, due 02/25/37	236,618
1,140,236	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.34%, due 06/25/36	1,123,132
2,335,653	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.34%, due 12/25/36	1,068,561
4,832,894	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 11/25/36	4,663,743
6,332,506	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.32%, due 02/25/37	5,913,295
4,041,091	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.34%, due 08/25/36	1,596,231
696,556	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.49%, due 01/20/35	678,271
270,725	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.47%, due 01/20/35	264,803
5,677,476	JP Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.30%, due 12/25/36	2,701,911
128,967	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, 1 mo. LIBOR + .25%, 0.43%, due 10/25/35	127,355
2,763,674	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.33%, due 03/25/36	1,913,845
2,354,518	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 06/25/36	1,253,781

See accompanying notes to the financial statements.	59

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
5,139,944	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 08/25/36	1,773,281
2,706,494	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.34%, due 10/25/36	1,451,357
1,075,997	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.50%, due 03/25/36	228,649
1,751,626	Merrill Lynch Mortgage Trust, Series 06-SD1, Class A, 1 mo. LIBOR + .28%, 0.46%, due 01/25/47	1,493,436
2,055,374	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 11/25/36	814,442
7,911,482	Nationstar Home Equity Loan Trust, Series 06-B, Class AV3, 1 mo. LIBOR + .17%, 0.35%, due 09/25/36	7,350,261
9,100,000	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, 1 mo. LIBOR + .15%, 0.33%, due 07/25/36	5,832,531
1,344,340	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.44%, due 12/25/35	1,029,227
912,619	Saxon Asset Securities Trust, Series 06-3, Class A2, 1 mo. LIBOR + .11%, 0.29%, due 10/25/46	903,493
8,419,692	Securitized Asset-Backed Receivables LLC Trust, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.34%, due 07/25/36	3,936,206
33,644	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.44%, due 10/25/35	33,590
3,342,328	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.33%, due 06/25/37	1,870,366
935,948	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.38%, due 01/25/36	907,869

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
137,819	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.76%, due 11/25/35	134,718

	Total Residential Asset-Backed Securities (United States)	76,392,415

	Residential Mortgage-Backed Securities (Australian) — 1.2%
1,029,600	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.33%, due 07/20/38	1,014,279
2,547,865	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.67%, due 03/14/36	2,437,008
1,051,018	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.67%, due 12/08/36	1,008,655
663,575	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.34%, due 05/10/36	660,860
1,375,110	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.40%, due 02/21/38	1,345,820

	Total Residential Mortgage-Backed Securities (Australian)	6,466,622

	Residential Mortgage-Backed Securities (European) — 2.9%
5,687,432	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.49%, due 09/20/66	5,183,952
2,850,968	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.47%, due 01/13/39	2,734,934
1,626,711	Granite Master Issuer Plc, Series 06-3, Class A3, 1 mo. LIBOR + .08%, 0.26%, due 12/20/54	1,588,272
2,339,935	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.39%, due 12/10/43	2,281,437
2,618,312	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .22%, 0.48%, due 11/15/38	2,288,484
2,386,962	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .20%, 0.47%, due 09/15/39	2,082,386

	Total Residential Mortgage-Backed Securities (European)	16,159,465

60	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($) / Principal Amount		Description	Value ($)
		Student Loans — 0.6%
	3,100,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.52%, due 01/25/24	3,022,500

		Total Asset-Backed Securities	138,547,887

		Foreign Government Obligations — 8.0%
GBP	25,000,000	U.K. Treasury Bond, 4.25%, due 12/07/46 (a)	43,972,750

		U.S. Government — 72.2%
	310,898,668	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (b) (c)	314,469,028
	105,000,000	U.S. Treasury Strip Coupon, due 08/15/22	81,831,960

		Total U.S. Government	396,300,988

		U.S. Government Agency — 0.2%
	800,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	840,000

		TOTAL DEBT OBLIGATIONS (COST $632,448,197)	579,661,625

		OPTIONS PURCHASED — 2.3%

		Currency Options — 0.0%
EUR	3,000,000	EUR Call/CHF Put, Expires 06/16/15, Strike 1.56%, (OTC) (CP - JPM)	19,825

		Options on Interest Rate Swaps — 2.3%
AUD	40,000,000	AUD Swaption Call, Expires 04/16/14, Strike 4.07%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 40,000,000 AUD in which it will pay 6 month AUD BBSW and will receive a rate of 4.07%, maturing on 04/17/24. (OTC) (CP - BCLY)	345,731
AUD	40,000,000	AUD Swaption Call, Expires 04/16/14, Strike 4.08%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 40,000,000 AUD in which it will pay 6 month AUD BBSW and will receive a rate of 4.08%, maturing on 04/17/24. (OTC) (CP - MSCI)	353,920

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
AUD	40,000,000	AUD Swaption Put, Expires 04/16/14, Strike 4.08%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 40,000,000 AUD in which it will pay a rate of 4.08% and will receive 6 month AUD BBSW, maturing on 04/17/24. (OTC) (CP -MSCI)	1,815,382
AUD	10,000,000	AUD Swaption Put, Expires 04/22/14, Strike 4.08%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 10,000,000 AUD in which it will pay a rate of 4.08% and will receive 6 month AUD BBSW, maturing on 04/22/24. (OTC) (CP -MSCI)	461,616
AUD	10,000,000	AUD Swaption Call, Expires 04/22/14, Strike 4.08%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 10,000,000 AUD in which it will pay 6 month AUD BBSW and will receive a rate of 4.08%, maturing on 04/22/24. (OTC) (CP - MSCI)	88,435
AUD	20,000,000	AUD Swaption Put, Expires 06/25/14, Strike 4.77%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 20,000,000 AUD in which it will pay a rate of 4.77% and will receive 6 month AUD BBSW, maturing on 06/26/24. (OTC) (CP - MSCI)	474,610
AUD	20,000,000	AUD Swaption Call, Expires 06/25/14, Strike 4.77%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 20,000,000 AUD in which it will pay 6 month AUD BBSW and will receive a rate of 4.77%, maturing on 06/26/24. (OTC) (CP - MSCI)	628,874
AUD	40,000,000	AUD Swaption Put, Expires 04/16/14, Strike 4.07%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 40,000,000 AUD in which it will pay a rate of 4.07% and will receive 6 month AUD BBSW, maturing on 04/17/24. (OTC) (CP - BCLY)	1,835,640

See accompanying notes to the financial statements.	61

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Number of Contracts / Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
JPY	2,000,000,000	JPY Swaption Put, Expires 03/14/14, Strike 1.72%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 2,000,000,000 JPY in which it will pay a rate of 1.72% and will receive 6 month JPY LIBOR, maturing on 03/18/34. (OTC) (CP - CITI)	639,039
JPY	2,000,000,000	JPY Swaption Call, Expires 03/14/14, Strike 1.72%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 2,000,000,000 JPY in which it will pay 6 month JPY LIBOR and will receive a rate of 1.72%, maturing on 03/18/34. (OTC) (CP - CITI)	550,715
JPY	4,000,000,000	JPY Swaption Call, Expires 03/17/14, Strike 1.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 4,000,000,000 JPY in which it will pay 6 month JPY LIBOR and will receive a rate of 1.75%, maturing on 03/18/34. (OTC) (CP - MSCI)	1,227,805
JPY	4,000,000,000	JPY Swaption Put, Expires 03/17/14, Strike 1.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 4,000,000,000 JPY in which it will pay a rate of 1.75% and will receive 6 month JPY LIBOR, maturing on 03/19/34. (OTC) (CP - MSCI)	1,186,210
JPY	4,000,000,000	JPY Swaption Put, Expires 05/19/14, Strike 1.87%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 4,000,000,000 JPY in which it will pay a rate of 1.87% and will receive 6 month JPY LIBOR, maturing on 05/19/34. (OTC) (CP - MSCI)	1,056,984
JPY	4,000,000,000	JPY Swaption Call, Expires 05/19/14, Strike 1.87%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 4,000,000,000 JPY in which it will pay 6 month JPY LIBOR and will receive a rate of 1.87%, maturing on 05/21/34. (OTC) (CP - MSCI)	1,847,410

Number of Contracts / Principal Amount / Shares / Par Value ($)		Description	Value ($)
		Options on Interest Rate Swaps — continued
USD	200,000,000	USD Swaption Call, Expires 10/28/13, Strike 2.50%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 200,000,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.50%, maturing on 10/30/23. (OTC) (CP - CITI)	—
USD	200,000,000	USD Swaption Call, Expires 10/28/13, Strike 3.10%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 200,000,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 3.10%, maturing on 10/30/23. (OTC) (CP - CITI)	200

		Total Options on Interest Rate Swaps	12,512,571

		TOTAL OPTIONS PURCHASED (COST $18,502,471)	12,532,396

		SHORT-TERM INVESTMENTS — 5.0%

		Money Market Funds — 1.2%
	6,306,581	State Street Institutional Liquid Reserves Fund-Institutional Class, 0.08% (d)	6,306,581

		U.S. Government — 3.8%
	1,000,000	U.S. Treasury Bill, 0.02%, due 11/14/13 (c) (e)	999,965
	20,000,000	U.S. Treasury Bill, 0.03%, due 01/09/14 (c) (e)	19,997,520

		Total U.S. Government	20,997,485

		TOTAL SHORT-TERM INVESTMENTS (COST $27,296,528)	27,304,066

		TOTAL INVESTMENTS — 112.9% (Cost $678,247,196)	619,498,087
		Other Assets and Liabilities (net) — (12.9%)	(70,695,757)

		TOTAL NET ASSETS — 100.0%	$548,802,330

62	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Reverse Repurchase Agreements

Face Value		Description	Market Value
GBP	27,629,902	Barclays Bank, 0.52%, dated 08/31/13, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 09/23/13.	$(42,823,040)

			$(42,823,040)

		Average balance outstanding	$(44,592,831)
		Average interest rate	0.51%
		Maximum balance outstanding	$(47,276,342)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

Written Options

Options on Interest Rate Swaps

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	AUD	20,000,000	9/25/2013	Interest Rate Swaption, Strike 4.54, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 20,000,000 AUD in which it will pay a rate of 4.54% and will receive 6 month AUD BBSW maturing on 09/26/23. (OTC) (CP - MSCI)	$374,387	$(289,872)
Put	AUD	20,000,000	9/25/2013	Interest Rate Swaption, Strike 4.54, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 20,000,000 AUD in which it will pay 6 month AUD BBSW and will receive a rate of 4.54%, maturing on 09/26/23. (OTC) (CP - MSCI)	374,387	(101,875)
Call	AUD	40,000,000	10/2/2013	Interest Rate Swaption, Strike 4.40, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 40,000,000 AUD in which it will pay a rate of 4.40% and will receive 6 month AUD BBSW maturing on 10/03/23. (OTC) (CP - BCLY)	627,141	(375,067)
Put	AUD	40,000,000	10/2/2013	Interest Rate Swaption, Strike 4.40, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 40,000,000 AUD in which it will pay 6 month AUD BBSW and will receive a rate of 4.40%, maturing on 10/03/23. (OTC) (CP - BCLY)	627,141	(424,269)
Call	AUD	40,000,000	10/23/2013	Interest Rate Swaption, Strike 4.28, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 40,000,000 AUD in which it will pay a rate of 4.28% and will receive 6 month AUD BBSW maturing on 10/24/23. (OTC) (CP - BCLY)	631,856	(295,532)
Put	AUD	40,000,000	10/23/2013	Interest Rate Swaption, Strike 4.28, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 40,000,000 AUD in which it will pay 6 month AUD BBSW and will receive a rate of 4.28%, maturing on 10/24/23. (OTC) (CP - BCLY)	631,856	(759,498)
Call	JPY	2,000,000,000	9/2/2013	Interest Rate Swaption, Strike 1.81, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 2,000,000,000 JPY in which it will pay a rate of 1.81% and will receive 6 month JPY LIBOR maturing on 09/04/33. (OTC) (CP - CITI)	336,794	(429,231)
Put	JPY	2,000,000,000	9/2/2013	Interest Rate Swaption, Strike 1.81, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 2,000,000,000 JPY in which it will pay 6 month JPY LIBOR and will receive a rate of 1.81%, maturing on 09/04/33. (OTC) (CP - CITI)	336,794	(896)

See accompanying notes to the financial statements.	63

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Options on Interest Rate Swaps (continued)

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	USD	400,000,000	10/28/2013	Interest Rate Swaption, Strike 2.80, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 400,000,000 USD in which it will pay a rate of 2.80% and will receive 3 month USD LIBOR maturing on 10/30/23. (OTC) (CP - CITI)	$2,560,000	$—

				Total Options on Interest Rate Swaps	$6,500,356	$(2,676,240)

Swap Contracts

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
355,000,000	AUD	12/18/2015	BCLY (f)	Receive	2.80%	3 Month AUD BBSW	$(591,211)
489,000,000	CAD	12/18/2015	CSI (f)	Receive	1.50%	3 Month CAD BA	(1,391,316)
576,000,000	CHF	12/18/2015	CSI (f)	(Pay)	0.25%	6 Month CHF LIBOR	124,038
13,000,000	EUR	12/18/2015	CSI (f)	(Pay)	0.75%	6 Month EURIBOR	(4,805)
323,000,000	GBP	12/18/2015	BCLY (f)	(Pay)	0.75%	6 Month GBP LIBOR	2,053,861
1,300,000,000	JPY	12/18/2015	BCLY (f)	(Pay)	0.30%	6 Month JPY LIBOR	(5,832)
4,736,000,000	SEK	12/18/2015	BCLY (f)	Receive	1.50%	3 Month SEK STIBOR	(4,674,782)
351,000,000	USD	12/18/2015	CSI (f)	(Pay)	0.75%	3 Month USD LIBOR	(229,013)
105,000,000	USD	8/15/2022	JPM	Receive	0.00%	3 Month USD LIBOR	(23,651,793)
40,000,000	AUD	7/17/2023	MSCI	Receive	3.93%	6 Month AUD BBSW	(1,326,158)
10,000,000	AUD	7/22/2023	MSCI	Receive	3.92%	6 Month AUD BBSW	(338,874)
84,000,000	AUD	12/18/2023	BCLY (f)	(Pay)	4.00%	6 Month AUD BBSW	3,009,952
107,000,000	CAD	12/18/2023	CSI (f)	(Pay)	2.75%	3 Month CAD BA	3,701,707
121,000,000	CHF	12/18/2023	CSI (f)	Receive	1.25%	6 Month CHF LIBOR	(5,117,825)
3,000,000	EUR	12/18/2023	CSI (f)	Receive	2.00%	6 Month EURIBOR	(96,263)
70,000,000	GBP	12/18/2023	BCLY (f)	Receive	2.25%	6 Month GBP LIBOR	(5,509,391)
400,000,000	JPY	12/18/2023	BCLY (f)	Receive	1.10%	6 Month JPY LIBOR	54,191
1,045,000,000	SEK	12/18/2023	BCLY (f)	(Pay)	2.50%	3 Month SEK STIBOR	6,284,373
76,000,000	USD	12/18/2023	CSI (f)	Receive	2.50%	3 Month USD LIBOR	(3,896,557)
4,000,000,000	JPY	7/19/2033	BCLY (f)	Receive	1.70%	6 Month JPY LIBOR	132,409
4,000,000,000	JPY	8/21/2033	MSCI	(Pay)	1.78%	6 Month JPY LIBOR	(677,248)
25,000,000	GBP	12/7/2046	ML	(Pay)	4.36%	6 Month GBP LIBOR	(8,317,872)

							$(40,468,409)

					Premiums to (Pay) Receive		$6,894,632

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

64	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and cleared swap contracts, collateral on OTC swap contracts and forward currency contracts, and/or written options, if any (Note 4).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2013.

(e)	The rate shown represents yield-to-maturity.

(f)	Interest rate swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 66.

See accompanying notes to the financial statements.	65

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BBSW - Bank Bill Swap Reference Rate

BOBL - Bundesobligationen

CAD BA - Canadian Bankers Acceptance Rate

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CMBS - Commercial Mortgage Backed Security.

CP - Counterparty

DEM LIBOR - London Interbank Offered Rate denominated in Deutsche Marks

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDP - Gross Domestic Product

GMTN - Global Medium Term Note

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

OTC - Over-the-Counter

PIK - Payment In Kind

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

RMBS - Residential Mortgage Backed Security

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

VRRB - Variable Rate Reduction Bond

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2013, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

DB - Deutsche Bank AG

CSI - Credit Suisse International

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

ML - Merrill Lynch Capital Services, Inc.

MSCI - Morgan Stanley & Co.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

COP - Colombian Peso

DEM - Deutche Mark

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

SEK - Swedish Krona

USD - United States Dollar

ZAR - South African Rand

66	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Domestic Bond Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$2,182,415,171	$128,533,546	$32,585,441	$1,019,399,504	$25,716,519
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	70,907,506	106,366,031	35,430,299	39,020,848	159,077,499
Receivable for investments sold	74,000,000	—	—	—	200,000
Receivable for Fund shares sold	—	—	—	1,195,200	—
Dividends and interest receivable	3,033,130	496,434	305,641	1,503,999	120,453
Unrealized appreciation on open forward currency contracts (Note 4)	—	526,567	179,501	—	—
Receivable for variation margin on open cleared swap contracts (Note 4)	—	28,332	9,832	—	—
Receivable for variation margin on open futures contracts (Note 4)	—	—	1,459	—	—
Due from broker (Note 2)	—	538,092	191,986	—	—
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	8,928	25,850	14,449	19,406	17,144
Miscellaneous receivable	—	—	—	4,800	—

Total assets	2,330,364,735	236,514,852	68,718,608	1,061,143,757	185,131,615

Liabilities:
Payable for investments purchased	75,059,800	1,208	488	2,520	—
Payable for Fund shares repurchased	—	—	—	—	206,582
Payable to affiliate for (Note 5):
Management fee	480,698	49,696	14,517	221,122	15,688
Shareholder service fee	120,663	21,874	8,711	48,647	11,734
Unrealized depreciation on open forward currency contracts (Note 4)	—	819,791	261,816	—	—
Due to broker (Note 2)	130,235	—	162	—	—
Payable for variaton margin on open futures contracts (Note 4)	—	52,304	—	—	—
Payable for open OTC swap contracts (Note 4)	—	2,215,405	209,253	—	—
Written options outstanding, at value (Note 4)(c)	—	661,128	218,987	—	—
Payable to agents unaffiliated with the Manager	31	31	5	93	31
Payable to Trustees and related expenses	564	387	51	644	340
Accrued expenses	62,225	110,534	78,822	96,708	60,818

Total liabilities	75,854,216	3,932,358	792,812	369,734	295,193

Net assets	$2,254,510,519	$232,582,494	$67,925,796	$1,060,774,023	$184,836,422

(a) Cost of investments – unaffiliated issuers:	$2,236,297,312	$130,857,202	$31,051,532	$999,536,830	$25,928,682
(b) Cost of investments – affiliated issuers:	$70,926,269	$99,209,910	$32,518,115	$39,030,846	$141,915,737
(c) Premiums on written options:	$—	$513,543	$166,406	$—	$—

See accompanying notes to the financial statements.	67

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited) — (Continued)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Domestic Bond Fund
Net assets consist of:
Paid-in capital	$2,308,989,870	$421,257,079	$80,781,197	$1,017,133,153	$189,068,068
Accumulated undistributed net investment income	6,241,193	1,330,285	180,721	15,852,466	17,521
Accumulated net realized gain (loss)	(6,819,640)	(192,432,923)	(16,643,379)	7,935,728	(21,198,766)
Net unrealized appreciation (depreciation)	(53,900,904)	2,428,053	3,607,257	19,852,676	16,949,599

	$2,254,510,519	$232,582,494	$67,925,796	$1,060,774,023	$184,836,422

Net assets attributable to:
Class III shares	$185,048,166	$46,390,861	$67,925,796	$—	$38,370,209

Class IV shares	$—	$186,191,633	$—	$—	$—

Class VI shares	$2,069,462,353	$—	$—	$1,060,774,023	$146,466,213

Shares outstanding:
Class III	7,684,984	6,508,480	8,019,209	—	2,642,014

Class IV	—	26,059,321	—	—	—

Class VI	85,797,199	—	—	38,978,674	10,016,871

Net asset value per share:
Class III	$24.08	$7.13	$8.47	$—	$14.52

Class IV	$—	$7.14	$—	$—	$—

Class VI	$24.12	$—	$—	$27.21	$14.62

68	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited) — (Continued)

	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	Short- Duration Collateral Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$2,571,105,055	$52,966,069	$27,289,495	$660,528,732
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	126,834,848	76,342,580	29,843,741	—
Receivable for Fund shares sold	1,395,451	—	—	—
Dividends and interest receivable	37,770,043	324,347	208,517	296,095
Unrealized appreciation on open forward currency contracts (Note 4)	783,386	801,671	373,300	—
Receivable for variation margin on open cleared swap contracts (Note 4)	—	18,347	6,771	—
Due from broker (Note 2)	157	396,531	147,649	—
Receivable for open swap contracts (Note 4)	114,668,954	—	—	—
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	—	12,667	15,018	16,834
Receivable for options (Note 4)	168,045	—	—	—
Miscellaneous receivable	4,549	—	—	—
Other expense reimbursement from Manager (Note 2)	—	—	830,768	—

Total assets	2,852,730,488	130,862,212	58,715,259	660,841,661

Liabilities:
Payable for investments purchased	4,671,316	1,019	63	—
Payable for Fund shares repurchased	490,183	—	—	—
Payable to affiliate for (Note 5):
Management fee	766,868	21,897	12,201	—
Shareholder service fee	238,670	17,287	7,321	—
Payable for variation margin on open futures contracts (Note 4)	—	4,236	1,738	—
Due to broker (Note 2)	—	503	388	—
Unrealized depreciation on open forward currency contracts (Note 4)	1,665,723	528,073	261,153	—
Payable for open OTC swap contracts (Note 4)	135,227,259	396,200	387,410	—
Payable for options (Note 4)(c)	3,022,857	442,141	218,987	—
Payable to agents unaffiliated with the Manager	310	31	5	93
Payable to Trustees and related expenses	2,538	202	69	1,220
Accrued expenses	677,627	95,520	914,471	100,724

Total liabilities	146,763,351	1,507,109	1,803,806	102,037

Net assets	$2,705,967,137	$129,355,103	$56,911,453	$660,739,624

(a) Cost of investments – unaffiliated issuers:	$2,675,491,362	$52,925,084	$28,455,489	$915,765,111
(b) Cost of investments – affiliated issuers:	$121,764,277	$76,596,359	$24,563,982	$—
(c) Premiums on written options:	$812,194	$347,137	$166,406	$—

See accompanying notes to the financial statements.	69

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited) — (Continued)

	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	Short- Duration Collateral Fund
Net assets consist of:
Paid-in capital	$2,843,856,069	$161,425,535	$94,310,497	$1,005,487,438
Accumulated undistributed net investment income	47,276,943	1,429,886	—	—
Distributions in excess of net investment income	—	—	(259,286)	(1,654,566)
Accumulated net realized gain (loss)	(91,073,603)	(32,716,573)	(40,630,260)	(87,856,869)
Net unrealized appreciation (depreciation)	(94,092,272)	(783,745)	3,490,502	(255,236,379)

	$2,705,967,137	$129,355,103	$56,911,453	$660,739,624

Net assets attributable to:
Core Class shares	$—	$—	$—	$660,739,624

Class III shares	$461,041,394	$129,355,103	$56,911,453	$—

Class IV shares	$2,244,925,743	$—	$—	$—

Shares outstanding:
Core Class	—	—	—	199,472,400

Class III	48,086,503	15,867,777	8,384,510	—

Class IV	234,411,465	—	—	—

Net asset value per share:
Core Class	$—	$—	$—	$3.31

Class III	$9.59	$8.15	$6.79	$—

Class IV	$9.58	$—	$—	$—

70	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited) — (Continued)

	Short- Duration Collateral Share Fund	Strategic Fixed Income Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$5,784	$473,452,907	$2,745,742,391	$619,498,087
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	39,024,971	826,705,080	—	—
Receivable for investments sold	—	9,000,000	83,198,974	—
Dividends and interest receivable	—	2,627,000	113,398	1,918,786
Unrealized appreciation on open forward currency contracts (Note 4)	—	3,772,315	—	—
Receivable for variation margin on open cleared swap contracts	—	172,518	—	221,574
Due from broker (Note 2)	—	3,599,011	—	7,372,049
Receivable for open OTC swap contracts (Note 4)	—	6,472,792	—	—
Interest receivable for open OTC swap contracts	—	666,534	—	—
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	2,542	55,432	224,120	22,723
Miscellaneous receivable	—	19,783	—	—

Total assets	39,033,297	1,326,543,372	2,829,278,883	629,033,219

Liabilities:
Payable for Fund shares repurchased	—	9,891,599	83,200,000	—
Payable to affiliate for (Note 5):
Management fee	1,652	282,076	183,201	—
Shareholder service fee	4,959	71,409	—	—
Dividend payable	—	—	41,622	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	5,253,539	—	—
Interest payable for open OTC swap contracts	—	—	—	285,899
Payable for variation margin on open futures contracts (Note 4)	—	139,069	—	—
Payable for open OTC swap contracts (Note 4)	—	1,549,093	—	34,311,945
Payable for reverse repurchase agreements (Note 2)	—	—	—	42,823,040
Written options outstanding, at value (Note 4)(c)	—	4,990,103	—	2,676,240
Payable to agents unaffiliated with the Manager	5	217	374	93
Payable to Trustees and related expenses	594	2,021	3,221	703
Accrued expenses	31,309	141,006	152,215	132,969

Total liabilities	38,519	22,320,132	83,580,633	80,230,889

Net assets	$38,994,778	$1,304,223,240	$2,745,698,250	$548,802,330

(a) Cost of investments – unaffiliated issuers:	$5,784	$469,553,525	$2,745,496,280	$678,247,196
(b) Cost of investments – affiliated issuers:	$30,838,309	$793,985,514	$—	$—
(c) Premiums on written options:	$—	$3,862,600	$—	$6,500,356

See accompanying notes to the financial statements.	71

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited) — (Continued)

	Short- Duration Collateral Share Fund	Strategic Fixed Income Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Net assets consist of:
Paid-in capital	$35,664,666	$1,572,456,507	$2,745,118,239
Accumulated undistributed net investment income	87,906	2,485,224	—
Accumulated net realized gain (loss)	(4,944,456)	(304,190,008)	333,900
Net unrealized appreciation (depreciation)	8,186,662	33,471,517	246,111

	$38,994,778	$1,304,223,240	$2,745,698,250

Net assets attributable to:
Core Class shares	$—	$—	$2,745,698,250	$548,802,330

Class III shares	$38,994,778	$117,484,469	$—	$—

Class VI shares	$—	$1,186,738,771	$—	$—

Shares outstanding:
Core Class	—	—	109,806,250	20,952,719

Class III	1,770,743	7,341,894	—	—

Class VI	—	74,131,449	—	—

Net asset value per share:
Core Class	$—	$—	$25.00	$26.19

Class III	$22.02	$16.00	$—	$—

Class VI	$—	$16.01	$—	$—

72	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2013 (Unaudited)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Domestic Bond Fund
Investment Income:
Interest	$7,442,416	$1,432,454	$528,359	$18,288,740	$143,086
Dividends from affiliated issuers (Note 10)	20,784	251,582	82,838	11,508	727,665
Dividends from unaffiliated issuers	—	2	3	45	9

Total investment income	7,463,200	1,684,038	611,200	18,300,293	870,760

Expenses:
Management fee (Note 5)	943,034	304,186	88,363	1,163,646	100,813
Shareholder service fee – Class III (Note 5)	93,231	37,071	53,018	—	31,658
Shareholder service fee – Class IV (Note 5)	—	96,960	—	—	—
Shareholder service fee – Class VI (Note 5)	173,283	—	—	256,002	43,840
Interest expense (Note 2)	—	812	259	—	—
Audit and tax fees	30,360	50,232	40,020	50,048	27,600
Custodian, fund accounting agent and transfer agent fees	18,492	67,528	33,856	46,184	20,240
Legal fees	1,012	7,912	6,164	9,576	6,900
Registration fees	1,932	3,680	1,380	368	4,324
Trustees fees and related expenses (Note 5)	828	1,104	316	4,442	1,012
Miscellaneous	3,772	4,404	3,249	4,232	3,864

Total expenses	1,265,944	573,889	226,625	1,534,498	240,251
Fees and expenses reimbursed by Manager (Note 5)	(55,384)	(127,236)	(78,752)	(108,928)	(107,447)
Expense reductions (Note 2)	—	—	—	(9)	—
Indirectly incurred fees waived or borne by Manager (Note 5)	—	(21,618)	(6,414)	—	—
Shareholder service fee waived (Note 5)	—	(5,208)	(1,545)	—	—

Net expenses	1,210,560	419,827	139,914	1,425,561	132,804

Net investment income (loss)	6,252,640	1,264,211	471,286	16,874,732	737,956

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(183,145)	295,390	1,832	8,064,607	(72,843)
Investments in affiliated issuers	—	4,131,279	242,066	—	65,395
Realized gain distributions from affiliated issuers (Note 10)	8,701	1,944	732	2	10
Futures contracts	17,771	(742,566)	(161,830)	—	—
Swap contracts	—	(713,168)	(249,834)	—	(17,732)
Written options	64,320	—	—	—	—
Foreign currency, forward contracts and foreign currency related transactions	—	(3,539,128)	(785,450)	—	—

Net realized gain (loss)	(92,353)	(566,249)	(952,484)	8,064,609	(25,170)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(54,078,842)	(5,483,674)	(289,175)	(14,516,224)	(131,153)
Investments in affiliated issuers	(18,763)	1,143,510	410,731	(5,999)	5,678,336
Futures contracts	—	(202,707)	(307,986)	—	—
Swap contracts	—	(1,307,682)	(243,807)	—	17,101
Written options	—	(147,585)	(52,581)	—	—
Foreign currency, forward contracts and foreign currency related transactions	—	(115,745)	(380,807)	—	—

Net unrealized gain (loss)	(54,097,605)	(6,113,883)	(863,625)	(14,522,223)	5,564,284

Net realized and unrealized gain (loss)	(54,189,958)	(6,680,132)	(1,816,109)	(6,457,614)	5,539,114

Net increase (decrease) in net assets resulting from operations	$(47,937,318)	$(5,415,921)	$(1,344,823)	$10,417,118	$6,277,070

See accompanying notes to the financial statements.	73

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2013 (Unaudited) — (Continued)

	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	Short- Duration Collateral Fund
Investment Income:
Interest	$78,624,194	$700,869	$299,043	$2,552,313
Dividends from affiliated issuers (Note 10)	67,707	234,358	103,637	—
Dividends from unaffiliated issuers	379,584	4	2	608

Total investment income	79,071,485	935,231	402,682	2,552,921

Expenses:
Management fee (Note 5)	4,256,818	150,359	86,010	—
Shareholder service fee – Class III (Note 5)	345,609	118,705	51,606	—
Shareholder service fee – Class IV (Note 5)	985,828	—	—	—
Interest expense (Note 2)	2,975	539	250	—
Audit and tax fees	75,900	44,712	44,620	48,208
Custodian, fund accounting agent and transfer agent fees	659,180	53,084	33,948	46,092
Legal fees	27,600	7,268	6,164	11,868
Registration fees	16,082	1,196	1,750	552
Trustees fees and related expenses (Note 5)	23,404	828	332	3,864
Miscellaneous	10,672	3,828	3,266	5,060

Total expenses	6,404,068	380,519	227,946	115,644
Fees and expenses reimbursed by Manager (Note 5)	—	(56,294)	(83,814)	(105,432)
Expense reductions (Note 2)	(130)	(19)	—	(74)
Indirectly incurred fees waived or borne by Manager (Note 5)	—	(15,893)	(6,084)	—
Shareholder service fee waived (Note 5)	—	(3,831)	(1,466)	—

Net expenses	6,403,938	304,482	136,582	10,138

Net investment income (loss)	72,667,547	630,749	266,100	2,542,783

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(4,183,589)	61,531	18,952	2,044
Investments in affiliated issuers	941,618	3,177,495	2,162,607	—
Realized gain distributions from affiliated issuers (Note 10)	—	2,785	907	—
Futures contracts	—	(1,095,378)	(283,728)	—
Swap contracts	(2,550,349)	(459,134)	(167,922)	—
Foreign currency, forward contracts and foreign currency related transactions	7,919,994	(4,345,555)	(2,543,824)	—

Net realized gain (loss)	2,127,674	(2,658,256)	(813,008)	2,044

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(223,702,372)	(1,815,753)	(643,695)	25,419,543
Investments in affiliated issuers	1,237,033	(37,212)	54,479	—
Futures contracts	—	(215,920)	(310,761)	—
Swap contracts	(3,257,788)	(465,912)	(24,507)	—
Written options	(1,667,534)	(95,004)	(52,581)	—
Foreign currency, forward contracts and foreign currency related transactions	(7,227,301)	1,313,259	990,827	—

Net unrealized gain (loss)	(234,617,962)	(1,316,542)	13,762	25,419,543

Net realized and unrealized gain (loss)	(232,490,288)	(3,974,798)	(799,246)	25,421,587

Net increase (decrease) in net assets resulting from operations	$(159,822,741)	$(3,344,049)	$(533,146)	$27,964,370

74	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2013 (Unaudited) — (Continued)

	Short- Duration Collateral Share Fund	Strategic Fixed Income Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Investment Income:
Interest	$—	$1,261,015	$1,287,987	$4,889,115
Dividends from affiliated issuers (Note 10)	165,008	2,680,552	—	—
Dividends from unaffiliated issuers	—	—	50	14,757

Total investment income	165,008	3,941,567	1,288,037	4,903,872

Expenses:
Management fee (Note 5)	9,788	2,153,233	1,198,155	—
Shareholder service fee – Class III (Note 5)	29,364	97,647	—	—
Shareholder service fee – Class VI (Note 5)	—	437,907	—	—
Interest expense (Note 2)	—	6,364	—	132,415
Audit and tax fees	9,844	32,936	27,960	67,436
Custodian, fund accounting agent and transfer agent fees	2,852	125,212	164,000	59,800
Legal fees	184	23,000	31,098	10,948
Registration fees	—	2,484	646	—
Trustees fees and related expenses (Note 5)	184	9,200	16,234	3,465
Miscellaneous	3,040	13,913	12,614	4,140

Total expenses	55,256	2,901,896	1,450,707	278,204
Fees and expenses reimbursed by Manager (Note 5)	(15,916)	(186,024)	(1,432,077)	(137,356)
Expense reductions (Note 2)	—	—	(111)	(8)
Indirectly incurred fees waived or borne by Manager (Note 5)	—	(141,589)	—	—
Shareholder service fee waived (Note 5)	—	(34,123)	—	—

Net expenses	39,340	2,540,160	18,519	140,840

Net investment income (loss)	125,668	1,401,407	1,269,518	4,763,032

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	20,995,713	405,612	11,706,535
Investments in affiliated issuers	266,758	(10,161,390)	—	—
Realized gain distributions from affiliated issuers (Note 10)	—	36,937	—	—
Futures contracts	—	(1,052,496)	—	3,909,102
Written options	—	—	—	4,124,452
Swap contracts	—	(1,447,339)	—	(16,090,964)
Foreign currency, forward contracts and foreign currency related transactions	—	(25,921,945)	—	(5,883)

Net realized gain (loss)	266,758	(17,550,520)	405,612	3,643,242

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	—	3,316,456	292,272	(20,544,014)
Investments in affiliated issuers	931,188	6,676,150	—	—
Futures contracts	—	(250,598)	—	—
Written options	—	(1,127,503)	—	1,352,371
Swap contracts	—	(6,938,343)	—	23,717,209
Foreign currency, forward contracts and foreign currency related transactions	—	(95,288)	—	304,044

Net unrealized gain (loss)	931,188	1,580,874	292,272	4,829,610

Net realized and unrealized gain (loss)	1,197,946	(15,969,646)	697,884	8,472,852

Net increase (decrease) in net assets resulting from operations	$1,323,614	$(14,568,239)	$1,967,402	$13,235,884

See accompanying notes to the financial statements.	75

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$6,252,640	$(37,339)	$1,264,211	$2,516,882
Net realized gain (loss)	(92,353)	832,638	(566,249)	9,402,498
Change in net unrealized appreciation (depreciation)	(54,097,605)	(324,177)	(6,113,883)	8,021,565

Net increase (decrease) in net assets from operations	(47,937,318)	471,122	(5,415,921)	19,940,945

Distributions to shareholders from:
Net investment income:
Class III	—	(29,049)	(754,898)	(2,156,506)
Class IV	—	—	(2,957,677)	(8,301,987)
Class VI	—	(58,521)	—	—

Total distributions from net investment income	—	(87,570)	(3,712,575)	(10,458,493)

Net realized gains:
Class III	—	(778,680)	—	—
Class VI	—	(1,249,886)	—	—

Total distributions from net realized gains	—	(2,028,566)	—	—

Net share transactions (Note 9):
Class III	97,090,475	35,008,227	(575,883)	20,714
Class IV	—	—	2,929,589	(5,744,715)
Class VI	2,026,142,009	(27,430,816)	—	—

Increase (decrease) in net assets resulting from net share transactions	2,123,232,484	7,577,411	2,353,706	(5,724,001)

Total increase (decrease) in net assets	2,075,295,166	5,932,397	(6,774,790)	3,758,451

Net assets:
Beginning of period	179,215,353	173,282,956	239,357,284	235,598,833

End of period	$2,254,510,519	$179,215,353	$232,582,494	$239,357,284

Accumulated undistributed net investment income	$6,241,193	$—	$1,330,285	$3,778,649

Distributions in excess of net investment income	$—	$(11,447)	$—	$—

76	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Currency Hedged International Bond Fund		Debt Opportunities Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$471,286	$1,112,871	$16,874,732	$21,594,764
Net realized gain (loss)	(952,484)	1,915,615	8,064,609	592,475
Change in net unrealized appreciation (depreciation)	(863,625)	3,117,052	(14,522,223)	32,993,263

Net increase (decrease) in net assets from operations	(1,344,823)	6,145,538	10,417,118	55,180,502

Distributions to shareholders from:
Net investment income:
Class III	(965,361)	(2,840,640)	—	—
Class VI	—	—	(2,672,678)	(10,663,822)

Total distributions from net investment income	(965,361)	(2,840,640)	(2,672,678)	(10,663,822)

Net realized gains:
Class VI	—	—	(4,539,310)	(13,695,843)

Total distributions from net realized gains	—	—	(4,539,310)	(13,695,843)

Net share transactions (Note 9):
Class III	708,702	(5,798,418)	—	—
Class VI	—	—	244,586,743	574,938,730

Increase (decrease) in net assets resulting from net share transactions	708,702	(5,798,418)	244,586,743	574,938,730

Purchase premiums and redemption fees (Notes 2 and 9):
Class VI	—	—	962,064	2,217,239

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	708,702	(5,798,418)	245,548,807	577,155,969

Total increase (decrease) in net assets	(1,601,482)	(2,493,520)	248,753,937	607,976,806

Net assets:
Beginning of period	69,527,278	72,020,798	812,020,086	204,043,280

End of period	$67,925,796	$69,527,278	$1,060,774,023	$812,020,086

Accumulated undistributed net investment income	$180,721	$674,796	$15,852,466	$1,650,412

See accompanying notes to the financial statements.	77

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Domestic Bond Fund		Emerging Country Debt Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$737,956	$2,719,847	$72,667,547	$151,055,233
Net realized gain (loss)	(25,170)	(71,474)	2,127,674	84,370,650
Change in net unrealized appreciation (depreciation)	5,564,284	29,192,318	(234,617,962)	54,683,491

Net increase (decrease) in net assets from operations	6,277,070	31,840,691	(159,822,741)	290,109,374

Distributions to shareholders from:
Net investment income:
Class III	(99,053)	(537,660)	(5,493,085)	(40,966,517)
Class IV	—	—	(23,126,084)	(122,413,953)
Class VI	(418,087)	(2,187,385)	—	—

Total distributions from net investment income	(517,140)	(2,725,045)	(28,619,169)	(163,380,470)

Return of capital:
Class III	(8,381,610)	(29,389,389)	—	—
Class VI	(31,401,864)	(108,985,245)	—	—

Total distributions from return of capital	(39,783,474)	(138,374,634)	—	—

Net share transactions (Note 9):
Class III	(1,045,063)	—	68,280,052	(290,913,212)
Class IV	—	—	487,548,175	697,186,159
Class VI	(393,235)	—	—	—

Increase (decrease) in net assets resulting from net share transactions	(1,438,298)	—	555,828,227	406,272,947

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	586,446	1,438,628
Class IV	—	—	2,614,145	3,557,122

Increase in net assets resulting from purchase premiums and redemption fees	—	—	3,200,591	4,995,750

Total increase (decrease) in net assets resulting from net share transactions	(1,438,298)	—	559,028,818	411,268,697

Total increase (decrease) in net assets	(35,461,842)	(109,258,988)	370,586,908	537,997,601

Net assets:
Beginning of period	220,298,264	329,557,252	2,335,380,229	1,797,382,628

End of period	$184,836,422	$220,298,264	$2,705,967,137	$2,335,380,229

Accumulated undistributed net investment income	$17,521	$—	$47,276,943	$3,228,565

Distributions in excess of net investment income	$—	$(203,295)	$—	$—

78	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Bond Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$630,749	$2,095,180
Net realized gain (loss)	(2,658,256)	1,520,809
Change in net unrealized appreciation (depreciation)	(1,316,542)	3,901,945

Net increase (decrease) in net assets from operations	(3,344,049)	7,517,934

Distributions to shareholders from:
Net investment income
Class III	(399,948)	(2,466,357)

Net share transactions (Note 9):
Class III	(32,237,971)	(2,927,852)

Total increase (decrease) in net assets	(35,981,968)	2,123,725

Net assets:
Beginning of period	165,337,071	163,213,346

End of period	$129,355,103	$165,337,071

Accumulated undistributed net investment income	$1,429,886	$474,321

See accompanying notes to the financial statements.	79

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Bond Fund		Short-Duration Collateral Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$266,100	$841,849	$2,542,783	$11,447,822
Net realized gain (loss)	(813,008)	(432,467)	2,044	1,452,203
Change in net unrealized appreciation (depreciation)	13,762	1,740,299	25,419,543	125,472,366

Net increase (decrease) in net assets from operations	(533,146)	2,149,681	27,964,370	138,372,391

Distributions to shareholders from:
Net investment income
Core Class	—	—	(3,156,872)	(10,863,746)
Class III	—	(1,677,811)	—	—

Total distributions from net investment income	—	(1,677,811)	(3,156,872)	(10,863,746)

Return of capital
Core Class	—	—	(141,533,058)	(531,068,366)

Net share transactions (Note 9):
Core Class	—	—	7,192,685	12,618,755
Class III	(13,504,294)	531,597	—	—

Total increase (decrease) in net assets resulting from net share transactions	(13,504,294)	531,597	7,192,685	12,618,755

Total increase (decrease) in net assets	(14,037,440)	1,003,467	(109,532,875)	(390,940,966)

Net assets:
Beginning of period	70,948,893	69,945,426	770,272,499	1,161,213,465

End of period	$56,911,453	$70,948,893	$660,739,624	$770,272,499

Distributions in excess of net investment income	$(259,286)	$(525,386)	$(1,654,566)	$(1,040,477)

80	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Short-Duration Collateral Share Fund		Strategic Fixed Income Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$125,668	$300,770	$1,401,407	$8,406,082
Net realized gain (loss)	266,758	225,196	(17,550,520)	112,478,123
Change in net unrealized appreciation (depreciation)	931,188	4,934,812	1,580,874	49,916,851

Net increase (decrease) in net assets from operations	1,323,614	5,460,778	(14,568,239)	170,801,056

Distributions to shareholders from:
Net investment income
Class III	(41,884)	(310,996)	(2,211,255)	(8,874,326)
Class VI	—	—	(28,126,403)	(161,031,868)

Total distributions from net investment income	(41,884)	(310,996)	(30,337,658)	(169,906,194)

Net share transactions (Note 9):
Class III	(299,936)	(202,616)	(13,908,071)	56,239,936
Class VI	—	—	(455,384,560)	(727,057,511)

Increase (decrease) in net assets resulting from net share transactions	(299,936)	(202,616)	(469,292,631)	(670,817,575)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	86,940	93,993
Class VI	—	—	976,375	2,151,304

Increase in net assets resulting from purchase premiums and redemption fees	—	—	1,063,315	2,245,297

Total increase (decrease) in net assets resulting from net share transactions	(299,936)	(202,616)	(468,229,316)	(668,572,278)

Total increase (decrease) in net assets	981,794	4,947,166	(513,135,213)	(667,677,416)

Net assets:
Beginning of period	38,012,984	33,065,818	1,817,358,453	2,485,035,869

End of period	$38,994,778	$38,012,984	$1,304,223,240	$1,817,358,453

Accumulated undistributed net investment income	$87,906	$4,122	$2,485,224	$31,421,475

See accompanying notes to the financial statements.	81

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Treasury Fund		World Opportunity Overlay Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,269,518	$2,617,295	$4,763,032	$9,320,366
Net realized gain (loss)	405,612	427,762	3,643,242	14,239,113
Change in net unrealized appreciation (depreciation)	292,272	25,875	4,829,610	23,771,305

Net increase (decrease) in net assets from operations	1,967,402	3,070,932	13,235,884	47,330,784

Distributions to shareholders from:
Net investment income
Core Class	(1,269,518)	(2,617,295)	—	—

Total distributions from net investment income	(1,269,518)	(2,617,295)	—	—

Net realized gains	(254,966)	(228,045)	—	—

Total distributions from net realized gains	(254,966)	(228,045)	—	—

Net share transactions (Note 9):
Core Class	(166,948,163)	855,636,210	(155,920,000)	(211,020,142)

Increase (decrease) in net assets resulting from net share transactions	(166,948,163)	855,636,210	(155,920,000)	(211,020,142)

Total increase (decrease) in net assets	(166,505,245)	855,861,802	(142,684,116)	(163,689,358)

Net assets:
Beginning of period	2,912,203,495	2,056,341,693	691,486,446	855,175,804

End of period	$2,745,698,250	$2,912,203,495	$548,802,330	$691,486,446

82	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Cash Flows — Six Months Ended August 31, 2013 (Unaudited)

	Debt Opportunities Fund	Emerging Country Debt Fund	Short-Duration Collateral Fund	World Opportunity Overlay Fund
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$10,417,118	$(159,822,741)	$27,964,370	$13,235,884

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation	14,522,223	234,617,962	(25,419,543)	(4,829,610)
Net realized (gain) loss	(8,064,609)	(2,127,674)	(2,044)	(3,643,242)
Net amortization of discount and premium	(1,038,510)	(8,333,923)	(304,160)	(1,331,048)
Investments purchased	(426,911,029)	(957,264,356)	—	(399,375,915)
Proceeds from sale of investments	153,209,141	342,489,945	63,343,214	395,421,321
Proceeds from paydowns	—	20,522,831	84,506,730	22,638,532
Short term investments, net	21,360,289	(3,114,258)	(12,664,871)	148,109,944
Other gain (loss):
Swap contracts	—	15,501,540	—	(18,619,733)
Futures contracts	—	—	—	3,982,902
Written option contracts	—	667,972	—	7,912,929
Forward currency contracts	—	8,551,674	—	—
Foreign currency and foreign currency related transactions	—	(2,725,864)	—	298,162
Changes in assets and liabilities:
(Increase) decrease in receivable for due from broker	—	1,899,843	—	(7,372,049)
(Increase) decrease in dividends and interest receivable	(711,002)	(11,060,260)	84,565	(862,001)
(Increase) decrease in receivable for expenses reimbursed by Manager	6,306	—	(3,861)	7,421
(Increase) decrease in miscellaneous receivable	(4,800)	2,206,638	—	—
(Increase) decrease in payable to affiliate for:
Management fee	68,789	139,396	—	—
Shareholder service fee payable	15,135	41,246	—	—
Increase (decrease) in payable to agents unaffiliated with the Manager	—	2	(19)	9
Increase (decrease) in payable to Trustees and related expenses	—	(3,349)	(1,154)	(1,066)
Increase (decrease) in interest payable for open swap contracts	—	—	—	113,759
Increase (decrease) in accrued expenses	(10,670)	(236,240)	(5,982)	5,520

Net cash provided by (used in) operating activities	(237,141,619)	(518,049,616)	137,497,245	155,691,719

Cash flows from financing activities:*
Proceeds from shares sold	238,583,305	596,713,316	—	—
Shares repurchased	(2,388,319)	(67,343,863)	(376,500)	(155,920,000)
Purchase premiums and redemption fees	962,064	3,200,591	—	—
Cash distributions paid	(15,431)	(6,008,374)	(137,120,745)	—
Increase (decrease) in payable for reverse repurchase agreements^	—	(8,512,060)	—	228,281

Net cash provided by (used in) financing activities	237,141,619	518,049,610	(137,497,245)	(155,691,719)

Net increase (decrease) in cash	—	(6)	—	—
Cash and cash equivalents, beginning of period	—	6	—	—

Cash and cash equivalents, end of period	$—	$—	$—	$—

Supplemental disclosure of cash flow information:
* Reinvestment of dividends and distributions	$(7,196,557)	(22,610,795)	(7,569,185)	—
^ Cash paid during the year for interest related to reverse repurchase agreements and/or cleared swaps, if any	—	3,472	—	131,145

See accompanying notes to the financial statements.	83

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

ASSET ALLOCATION BOND FUND

	Class III Shares										Class VI Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010(a)				2013		2012		2011		2010(b)
Net asset value, beginning of period	$24.43		$24.60		$25.01		$26.13		$25.15		$24.46		$24.61		$25.01		$26.13		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.10		(0.02)		0.32		0.51		0.92		0.23		0.01		0.56		0.64		0.80
Net realized and unrealized gain (loss)	(0.45)		0.12		0.78		0.64		0.85		(0.57)		0.11		0.57		0.54		1.15

Total from investment operations	(0.35)		0.10		1.10		1.15		1.77		(0.34)		0.12		1.13		1.18		1.95

Less distributions to shareholders:
From net investment income	—		(0.01)		(0.51)		(0.50)		(0.60)		—		(0.01)		(0.53)		(0.53)		(0.63)
From net realized gains	—		(0.26)		(1.00)		(1.77)		(0.19)		—		(0.26)		(1.00)		(1.77)		(0.19)

Total distributions	—		(0.27)		(1.51)		(2.27)		(0.79)		—		(0.27)		(1.53)		(2.30)		(0.82)

Net asset value, end of period	$24.08		$24.43		$24.60		$25.01		$26.13		$24.12		$24.46		$24.61		$25.01		$26.13

Total Return(c)	(1.43	)%**	0.42%		4.49%		4.51%		7.07	%**	(1.39	)%**	0.52%		4.61%		4.60%		7.83	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$185,048		$91,186		$56,692		$48,676		$40,225		$2,069,462		$88,029		$116,591		$489,202		$859,763
Net operating expenses to average daily net assets	0.40	%(e)*	0.40	%(e)	0.40	%(d)(e)	0.41	%(d)(e)	0.40	%(d)*	0.31	%(e)*	0.31	%(e)	0.31	%(d)(e)	0.31	%(d)(e)	0.31	%(d)*
Interest expense to average daily net assets(f)	—		—		0.01%		0.03%		0.03	%*	—		—		0.01%		0.03%		0.03	%*
Total net expenses to average daily net assets(d)	0.40	%*	0.40%		0.41%		0.44%		0.43	%*	0.31	%*	0.31%		0.32%		0.34%		0.34	%*
Net investment income (loss) to average daily net assets	0.80	%*	(0.08)%		1.31%		1.94%		3.86	%*	1.83	%*	0.02%		2.25%		2.43%		3.24	%*
Portfolio turnover rate	36	%**	233%		319%		315%		116	%(g)**	36	%**	233%		319%		315%		116	%(g)**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(h)	0.03	%*	0.08%		0.06%		0.04%		0.04	%*	0.01	%*	0.07%		0.04%		0.04%		0.04	%*

(a)	Period from March 27, 2009 (commencement of operations) through February 28, 2010.
(b)	Period from March 18, 2009 (commencement of operations) through February 28, 2010.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(g)	Calculation represents portfolio turnover of the Fund for the period from March 18, 2009 (commencement of operations) through February 28, 2010.
(h)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (See Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

84	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CORE PLUS BOND FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009				2013		2012		2011		2010		2009
Net asset value, beginning of period	$7.41		$7.13		$7.26		$7.02		$6.08		$9.42		$7.43		$7.14		$7.27		$7.03		$6.09		$9.44

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.04		0.07		0.13		0.11		0.05		0.27		0.04		0.08		0.13		0.11		0.12		0.17
Net realized and unrealized gain (loss)	(0.21)		0.54		0.56		0.65		1.51		(2.08)		(0.21)		0.54		0.56		0.65		1.45		(1.99)

Total from investment operations	(0.17)		0.61		0.69		0.76		1.56		(1.81)		(0.17)		0.62		0.69		0.76		1.57		(1.82)

Less distributions to shareholders:
From net investment income	(0.11)		(0.33)		(0.82)		(0.52)		(0.62)		(1.53)		(0.12)		(0.33)		(0.82)		(0.52)		(0.63)		(1.53)

Total distributions	(0.11)		(0.33)		(0.82)		(0.52)		(0.62)		(1.53)		(0.12)		(0.33)		(0.82)		(0.52)		(0.63)		(1.53)

Net asset value, end of period	$7.13		$7.41		$7.13		$7.26		$7.02		$6.08		$7.14		$7.43		$7.14		$7.27		$7.03		$6.09

Total Return(b)	(2.24	)%**	8.67%		9.88%		10.93%		26.84%		(20.12)%		(2.36	)%**	8.85%		9.90%		10.97%		26.87%		(20.23)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$46,391		$48,831		$46,924		$47,773		$55,839		$73,730		$186,192		$190,527		$188,675		$183,333		$276,850		$233,848
Net operating expenses to average daily net assets(c)	0.38	%*	0.38	%(d)	0.39	%(d)	0.39	%(d)	0.38	%(d)	0.39	%(d)	0.33	%*	0.33	%(d)	0.34	%(d)	0.34	%(d)	0.33	%(d)	0.34	%(d)
Interest expense to average daily net assets	0.00	%*(e)(g)	—		—		—		0.02	%(e)	—		0.00	%*(e)(g)	—		—		—		0.02	%(e)	—
Total net expenses to average daily net assets(c)	0.38	%*	0.38	%(d)	0.39	%(d)	0.39	%(d)	0.40	%(d)	0.39	%(d)	0.33	%*	0.33	%(d)	0.34	%(d)	0.34	%(d)	0.35	%(d)	0.34	%(d)
Net investment income (loss) to average daily net assets(a)	1.00	%*	1.02%		1.74%		1.48%		0.77%		3.20%		1.05	%*	1.07%		1.75%		1.48%		1.78%		1.89%
Portfolio turnover rate	79	%**	135%		72%		46%		58%		22%		79	%**	135%		72%		46%		58%		22%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.13	%*	0.13%		0.12%		0.11%		0.09%		0.08%		0.13	%*	0.13%		0.12%		0.11%		0.09%		0.08%
Redemption fees consisted of the following per share amounts:†	—		—		—		—		$0.00	(f)	$0.01		—		—		—		—		$0.00	(f)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or cleared swap contracts, if any, is included in the Fund’s net expenses.
(f)	Redemption fees were less than $0.01 per share.
(g)	Ratio is less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	85

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CURRENCY HEDGED INTERNATIONAL BOND FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013	2012		2011		2010		2009
Net asset value, beginning of period	$8.76		$8.35	$8.18		$7.98		$7.00		$8.79

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06		0.14	0.13		0.12		0.09		0.26
Net realized and unrealized gain (loss)	(0.23)		0.64	0.71		0.47		1.39		(1.49)

Total from investment operations	(0.17)		0.78	0.84		0.59		1.48		(1.23)

Less distributions to shareholders:
From net investment income	(0.12)		(0.37)	(0.41)		(0.39)		(0.42)		(0.56)
Return of capital	—		—	(0.26)		—		(0.08)		—

Total distributions	(0.12)		(0.37)	(0.67)		(0.39)		(0.50)		(0.56)

Net asset value, end of period	$8.47		$8.76	$8.35		$8.18		$7.98		$7.00

Total Return(b)	(1.93	)%**	9.43%	10.48%		7.35%		22.19%		(13.93)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$67,926		$69,527	$72,021		$70,799		$137,301		$127,081
Net operating expenses to average daily net assets(c)	0.40	%*	0.40%	0.39	%(d)	0.39	%(d)	0.39	%(d)	0.39	%(d)
Interest expense to average daily net assets	0.00	%*(e)(f)	—	—		—		—		—
Total net expenses to average daily net assets(c)	0.40	%*	0.40%	0.39	%(d)	0.39	%(d)	0.39	%(d)	0.39	%(d)
Net investment income (loss) to average daily net assets(a)	1.33	%*	1.61%	1.58%		1.43%		1.19%		3.24%
Portfolio turnover rate	9	%**	34%	52%		51%		31%		28%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.25	%*	0.27%	0.25%		0.17%		0.12%		0.13%
Redemption fees consisted of the following per share amounts:†	—		—	—		—		$0.01		$0.00	(g)
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or cleared swaps, if any, is included in the Fund’s net expenses.
(f)	Ratio is less than 0.01%.
(g)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

86	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

DEBT OPPORTUNITIES FUND

	Class VI Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013		Period from October 3, 2011 (commencement of operations) through February 29, 2012
Net asset value, beginning of period	$27.07		$25.23		$25.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.50		1.16		0.47
Net realized and unrealized gain (loss)	(0.15)		1.73		0.13

Total from investment operations	0.35		2.89		0.60

Less distributions to shareholders:
From net investment income	(0.08)		(0.44)		(0.20)
From net realized gains	(0.13)		(0.61)		(0.17)

Total distributions	(0.21)		(1.05)		(0.37)

Net asset value, end of period	$27.21		$27.07		$25.23

Total Return(b)	1.28	%**	11.62%		2.43	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,060,774		$812,020		$204,043
Total net expenses to average daily net assets(c)	0.31	%(d)*	0.31	%(d)	0.31	%*
Net investment income (loss) to average daily net assets(a)	3.63	%*	4.36%		4.59	%*
Portfolio turnover rate	18	%**	39%		23	%(e)**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.02	%*	0.04%		0.17	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03		$0.12		$0.03
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Calculation represents portfolio turnover for the Fund for the period from October 3, 2011 through February 29, 2012.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	87

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

DOMESTIC BOND FUND

	Class III Shares									Class VI Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,							Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013	2012(a)	2011(a)		2010(a)	2009(a)				2013	2012(a)	2011(a)		2010(a)	2009(a)
Net asset value, beginning of period	$17.21		$25.79	$41.13	$53.91		$71.91	$85.23		$17.30		$25.87	$41.22	$53.91		$71.91	$85.32

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.05		0.20	0.37	0.54		0.81	3.51		0.06		0.22	0.41	0.63		0.81	3.96
Net realized and unrealized gain (loss)	0.43		2.27 (c)	(0.50)	3.06		11.97	(12.24)		0.43		2.28 (c)	(0.53)	3.15		11.97	(12.69)

Total from investment operations	0.48		2.47	(0.13)	3.60		12.78	(8.73)		0.49		2.50	(0.12)	3.78		12.78	(8.73)

Less distributions to shareholders:
From net investment income	(0.04)		(0.20)	(0.34)	(0.54)		(1.44)	(4.50)		(0.04)		(0.22)	(0.36)	(0.63)		(1.53)	(4.59)
From net realized gains	—		—	—	—		(4.14)	(0.09)		—		—	—	—		(4.14)	(0.09)
Return of capital	(3.13)		(10.85)	(14.87)	(15.84)		(25.20)	—		(3.13)		(10.85)	(14.87)	(15.84)		(25.11)	—

Total distributions	(3.17)		(11.05)	(15.21)	(16.38)		(30.78)	(4.59)		(3.17)		(11.07)	(15.23)	(16.47)		(30.78)	(4.68)

Net asset value, end of period	$14.52		$17.21	$25.79	$41.13		$53.91	$71.91		$14.62		$17.30	$25.87	$41.22		$53.91	$71.91

Total Return(d)	2.92	%**	13.69%	(0.03)%	8.19%		23.87%	(10.39)%		2.99	%**	13.77%	0.02%	8.46%		23.87%	(10.40)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,370		$46,596	$69,834	$120,397		$173,619	$337,524		$146,466		$173,702	$259,723	$418,686		$614,415	$720,731
Net expenses to average daily net assets(e)	0.21	%*	0.21%	0.20%	0.20	%(f)	0.21%	0.26	%(f)	0.11	%*	0.11%	0.11%	0.11	%(f)	0.12%	0.16	%(f)
Net investment income (loss) to average daily net assets(b)	0.65	%*	0.98%	1.18%	1.25%		1.37%	4.43%		0.75	%*	1.08%	1.29%	1.33%		1.43%	5.02%
Portfolio turnover rate	22	%**	12%	13%	8%		30%	68%		22	%**	12%	13%	8%		30%	68%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.11	%*	0.10%	0.09%	0.08%		0.07%	0.02%		0.11	%*	0.10%	0.09%	0.08%		0.08%	0.02%
Redemption fees consisted of the following per share amounts:†	—		—	—	—		$0.00 (g)	$0.00	(g)	—		—	—	—		$0.00 (g)	$0.00	(g)

(a)	Per share amounts were adjusted to reflect a 1:9 reverse stock split effective January 17, 2012.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

88	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009				2013		2012		2011		2010		2009
Net asset value, beginning of period	$10.34		$9.59		$9.10		$8.47		$5.85		$10.06		$10.33		$9.58		$9.09		$8.47		$5.85		$10.06

Income (loss) from investment operations:
Net investment income (loss)†	0.31		0.77		0.84		1.03	(a)	0.52		0.54		0.31		0.79		0.84		1.05	(j)	0.53		0.53
Net realized and unrealized gain (loss)	(0.94)		0.82		0.58		0.81		2.70		(3.77)		(0.94)		0.81		0.59		0.78		2.69		(3.76)

Total from investment operations	(0.63)		1.59		1.42		1.84		3.22		(3.23)		(0.63)		1.60		1.43		1.83		3.22		(3.23)

Less distributions to shareholders:
From net investment income	(0.12)		(0.84)		(0.93)		(1.21)		(0.60)		(0.77)		(0.12)		(0.85)		(0.94)		(1.21)		(0.60)		(0.77)
From net realized gains	—		—		—		—		—		(0.21)		—		—		—		—		—		(0.21)

Total distributions	(0.12)		(0.84)		(0.93)		(1.21)		(0.60)		(0.98)		(0.12)		(0.85)		(0.94)		(1.21)		(0.60)		(0.98)

Net asset value, end of period	$9.59		$10.34		$9.59		$9.10		$8.47		$5.85		$9.58		$10.33		$9.58		$9.09		$8.47		$5.85

Total Return(b)	(6.09	)%**	17.04%		16.62%		22.23%		55.95%		(32.75)%		(6.08	)%**	17.14%		16.69%		22.19%		56.02%		(32.66)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$461,041		$427,339		$679,533		$564,570		$602,065		$535,194		$2,244,926		$1,908,041		$1,117,850		$1,122,409		$1,287,496		$1,291,258
Net operating expenses to average daily net assets(c)(d)	0.57	%*	0.60%		0.64%		0.59%		0.58%		0.59%		0.52	%*	0.55%		0.59%		0.54%		0.53%		0.54%
Interest expense to average daily net assets	0.00	%(e)(f)*	0.02	%(e)	0.08	%(e)	0.08	%(g)	0.11	%(g)	0.23	%(g)	0.00	%(e)(f)*	0.02	%(e)	0.08	%(e)	0.07	%(g)	0.11	%(g)	0.23	%(g)
Total net expenses to average daily net assets(c)(d)	0.57	%*	0.62%		0.72%		0.67%		0.69%		0.82%		0.52	%*	0.57%		0.67%		0.61%		0.64%		0.77%
Net investment income (loss) to average daily net assets	5.95	%*	7.75%		8.90%		11.09	%(h)	6.98%		6.36%		5.98	%*	7.84%		8.95%		11.37	%(k)	7.03%		6.46%
Portfolio turnover rate	11	%**	36%		29%		21%		36%		38%		11	%**	36%		29%		21%		36%		38%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	—		0.00	%(f)	—		—		—		—		—		0.00	%(f)	—		—		—		—
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.03		$0.01		$0.02		$0.05		$0.00	(i)	$0.01		$0.03		$0.01		$0.02		$0.04		$0.00	(i)

(a)	Includes income per share of $0.40 as a result of the Fund’s participation in sovereign debt exchanges during the period. Excluding this income, the Fund’s net investment income per share would have been $0.63.
(b)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing and redeeming Fund shares and assumes the effect of reinvested distributions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	Ratio is less than 0.01%.
(g)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses.
(h)	Includes income of 4.33% of average daily net assets as a result of the Fund’s participation in sovereign debt exchanges. Excluding this income, the Fund’s net investment income to average daily net assets would have been 6.76%.
(i)	Purchase premiums and redemption fees were less than $0.01 per share.
(j)	Includes income per share of $0.41 as a result of the Fund’s participation in sovereign debt exchanges during the period. Excluding this income, the Fund’s net investment income per share would have been $0.64.
(k)	Includes income of 4.43% of average daily net assets as a result of the Fund’s participation in sovereign debt exchanges. Excluding this income, the Fund’s net investment income to average daily net assets would have been 6.94%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	89

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL BOND FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013	2012	2011		2010		2009
Net asset value, beginning of period	$8.37		$8.11	$7.91	$7.58		$6.33		$8.70

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03		0.11	0.11	0.12		0.10		0.25
Net realized and unrealized gain (loss)	(0.23)		0.27	0.55	0.82		1.66		(2.11)

Total from investment operations	(0.20)		0.38	0.66	0.94		1.76		(1.86)

Less distributions to shareholders:
From net investment income	(0.02)		(0.12)	(0.46)	(0.61)		(0.51)		(0.51)

Total distributions	(0.02)		(0.12)	(0.46)	(0.61)		(0.51)		(0.51)

Net asset value, end of period	$8.15		$8.37	$8.11	$7.91		$7.58		$6.33

Total Return(b)	(2.38	)%**	4.72%	8.57%	12.84%		28.99%		(22.77)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$129,355		$165,337	$163,213	$209,891		$213,875		$261,706
Net operating expenses to average daily net assets(c)(d)	0.38	%*	0.39%	0.39%	0.38%		0.38%		0.39%
Interest expense to average daily net assets	0.00	(e)(f)*	—	—	0.01	%(e)	0.00	%(e)(f)	—
Total net expenses to average daily net assets(c)(d)	0.38	%*	0.39%	0.39%	0.39%		0.38%		0.39%
Net investment income (loss) to average daily net assets(a)	0.80	%*	1.29%	1.39%	1.50%		1.37%		3.24%
Portfolio turnover rate	15	%**	42%	38%	45%		31%		35%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.10	%*	0.10%	0.09%	0.07%		0.04%		0.03%
Redemption fees consisted of the following per share amounts:†	—		—	—	—		$0.01		$0.00 (g)
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or cleared swap contracts, if any, is included in the Fund’s net expenses.
(f)	Interest expense was less than 0.01% to average daily net assets.
(g)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

90	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL BOND FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009
Net asset value, beginning of period	$6.84		$6.79		$7.11		$6.59		$6.17		$9.51

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03		0.08		0.10		0.10		0.09		0.19
Net realized and unrealized gain (loss)	(0.08)		0.13		0.33		0.77		1.65		(2.32)

Total from investment operations	(0.05)		0.21		0.43		0.87		1.74		(2.13)

Less distributions to shareholders:
From net investment income	—		(0.16)		(0.75)		(0.35)		(1.32)		(1.21)

Total distributions	—		(0.16)		(0.75)		(0.35)		(1.32)		(1.21)

Net asset value, end of period	$6.79		$6.84		$6.79		$7.11		$6.59		$6.17

Total Return(b)	(0.73	)%**	3.21%		6.37%		13.36%		29.54%		(24.52)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$56,911		$70,949		$69,945		$108,684		$209,150		$211,764
Net operating expenses to average daily net assets(c)	0.40	%*	0.40	%(d)	0.39%		0.39	%(d)	0.38	%(d)	0.39%
Interest expense to average daily net assets(e)	0.00	%*(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	—
Total net expenses to average daily net assets(c)	0.40	%*	0.40	%(d)	0.39%		0.39	%(d)	0.38	%(d)	0.39%
Net investment income (loss) to average daily net assets(a)	0.77	%*	1.18%		1.39%		1.45%		1.32%		2.20%
Portfolio turnover rate	12	%**	21%		43%		46%		29%		47%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.27	%*	0.28%		0.24%		0.16%		0.12%		0.09%
Redemption fees consisted of the following per share amounts:†	—		—		—		—		$0.00	(g)	$0.01
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or cleared swap contracts, if any, is included in the Fund’s net expenses.
(f)	Interest expense was less than 0.01% to average daily net assets.
(g)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	91

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

SHORT-DURATION COLLATERAL FUND

	Core Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009
Net asset value, beginning of period	$3.90		$5.96		$10.38		$14.98		$17.10		$24.03

Income (loss) from investment operations:
Net investment income (loss)†	0.01		0.06		0.12		0.19		0.26		0.76
Net realized and unrealized gain (loss)	0.13		0.64		(0.15)		0.91		3.40		(4.41)

Total from investment operations	0.14		0.70		(0.03)		1.10		3.66		(3.65)

Less distributions to shareholders:
From net investment income	(0.02)		(0.04)		(0.10)		(0.18)		(0.24)		(1.06)
From return on capital	(0.71)		(2.72)		(4.29)		(5.52)		(5.54)		(2.22)

Total distributions	(0.73)		(2.76)		(4.39)		(5.70)		(5.78)		(3.28)

Net asset value, end of period	$3.31		$3.90		$5.96		$10.38		$14.98		$17.10

Total Return(a)	3.59	%**	16.87%		0.13%		9.30%		25.58%		(15.97)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$660,740		$770,272		$1,161,213		$2,053,584		$3,189,414		$3,676,748
Net operating expenses to average daily net assets(b)(c)	0.00	%*	0.00%		0.00%		0.00%		0.00%		0.00%
Interest expense to average daily net assets	—		—		—		0.01	%(d)	0.01	%(d)	—
Total net expenses to average daily net assets(b)(c)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.01%		0.01%		0.00	%(e)
Net investment income (loss) to average daily net assets	0.68	%*	1.23%		1.50%		1.52%		1.60%		3.46%
Portfolio turnover rate	0	%**	0%		0%		0%		0%		16%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.03	%*	0.02%		0.02%		0.02%		0.02%		0.02%
Redemption fees consisted of the following per share amounts:†	—		—		—		—		—		$0.02
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	Net operating expenses were less than 0.01% to average daily net assets.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(e)	Total net expenses were less than 0.01% to average daily net assets.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

92	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

SHORT-DURATION COLLATERAL SHARE FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013	2012	2011	2010		2009
Net asset value, beginning of period	$21.30		$18.42	$18.65	$17.27	$17.08		$23.39

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.07		0.17	0.18	0.22	0.21		1.17
Net realized and unrealized gain (loss)	0.67		2.88	(0.20)	1.34	3.47		(4.92)

Total from investment operations	0.74		3.05	(0.02)	1.56	3.68		(3.75)

Less distributions to shareholders:
From net investment income	(0.02)		(0.17)	(0.21)	(0.18)	(0.22)		(0.81)
Return of capital	—		—	—	—	(3.27)		(1.75)

Total distributions	(0.02)		(0.17)	(0.21)	(0.18)	(3.49)		(2.56)

Net asset value, end of period	$22.02		$21.30	$18.42	$18.65	$17.27		$17.08

Total Return(b)	3.49	%**	16.64%	(0.07)%	9.08%	25.13%		(15.90)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,995		$38,013	$33,066	$34,959	$33,744		$26,878
Net expenses to average daily net assets(c)	0.20	%*	0.20%	0.20%	0.20%	0.20	%(d)	0.20%
Net investment income (loss) to average daily net assets(a)	0.64	%*	0.86%	0.98%	1.22%	1.28%		5.47%
Portfolio turnover rate	1	%**	2%	6%	5%	2%		18%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.08	%*	0.09%	0.13%	0.16%	0.20%		0.17%
Redemption fees consisted of the following per share amounts:†	—		—	—	—	$0.00	(e)	$0.01
(a)	Net investment income is affected by the timing of the declaration of dividends by GMO Short-Duration Collateral Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in Short-Duration Collateral Fund.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	93

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

STRATEGIC FIXED INCOME FUND

	Class III Shares											Class VI Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010	2009				2013		2012		2011		2010	2009
Net asset value, beginning of period	$16.42		$16.40		$15.39		$15.51		$17.37	$23.60		$16.43		$16.40		$15.38		$15.49		$17.35	$23.57

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.01		0.05		0.08		0.17		0.16	0.71		0.01		0.07		0.09		0.15		0.17	0.68
Net realized and unrealized gain (loss)	(0.15)		1.39		1.85		0.54		3.78	(5.70)		(0.15)		1.39		1.86		0.57		3.77	(5.64)

Total from investment operations	(0.14)		1.44		1.93		0.71		3.94	(4.99)		(0.14)		1.46		1.95		0.72		3.94	(4.96)

Less distributions to shareholders:
From net investment income	(0.28)		(1.42)		(0.92)		(0.46)		(0.27)	(1.24)		(0.28)		(1.43)		(0.93)		(0.46)		(0.29)	(1.26)
Return of capital	—		—		—		(0.37)		(5.53)	—		—		—		—		(0.37)		(5.51)	—

Total distributions	(0.28)		(1.42)		(0.92)		(0.83)		(5.80)	(1.24)		(0.28)		(1.43)		(0.93)		(0.83)		(5.80)	(1.26)

Net asset value, end of period	$16.00		$16.42		$16.40		$15.39		$15.51	$17.37		$16.01		$16.43		$16.40		$15.38		$15.49	$17.35

Total Return(b)	(0.88	)%**	9.14%		12.60%		4.76%		27.97%	(21.20)%		(0.87	)%**	9.26%		12.77%		4.84%		28.00%	(21.09)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117,484		$134,724		$79,215		$77,084		$139,571	$227,453		$1,186,739		$1,682,634		$2,405,821		$2,476,073		$2,005,889	$2,246,197
Net expenses to average daily net assets(d)	0.38	%*	0.38	%(c)	0.39	%(c)	0.39	%(c)	0.39%	0.40	%(c)	0.29	%*	0.29	%(c)	0.29	%(c)	0.29	%(c)	0.30%	0.30	%(c)
Interest expense to average daily net assets	0.00	%(f)(e)*	—		—		—		—	—		0.00	%(f)(e)*	—		—		—		—	—
Total net expenses to average daily net assets(d)	0.38	%*	0.38	%(c)	0.39	%(c)	0.39	%(c)	0.39%	0.40	%(c)	0.29	%*	0.29	%(c)	0.29	%(c)	0.29	%(c)	0.30%	0.30	%(c)
Net investment income (loss) to average daily net assets(a)	0.08	%*	0.30%		0.51%		1.09%		1.01%	3.32%		0.17	%*	0.43%		0.58%		1.00%		1.05%	3.14%
Portfolio turnover rate	12	%**	32%		30%		19%		35%	70%		12	%**	32%		30%		19%		35%	70%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.04	%*	0.04%		0.04%		0.04%		0.03%	0.03%		0.04	%*	0.04%		0.04%		0.04%		0.03%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02		$0.00	(g)	—		$0.00 (g)	$0.02		$0.01		$0.02		$0.00	(g)	—		$0.00 (g)	$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or cleared swap contracts, if any, is included in the Fund’s net expenses.
(f)	Ratio is less than 0.01%.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

94	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

U.S. TREASURY FUND

	Core Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,					Period from March 17, 2009 (commencement of operations) through February 28, 2010
			2013		2012	2011
Net asset value, beginning of period	$25.00		$25.00		$25.00	$25.00		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.01		0.03		0.01	0.03		0.04
Net realized and unrealized gain (loss)	(0.01)		(0.00	)(a)	0.01	0.00	(a)	0.02

Total from investment operations	0.00		0.03		0.02	0.03		0.06

Less distributions to shareholders:
From net investment income	(0.00)		(0.03)		(0.01)	(0.03)		(0.05)
From net realized gains	(0.00	)(b)	—		(0.01)	(0.00	)(b)	(0.01)

Total distributions	(0.00)		(0.03)		(0.02)	(0.03)		(0.06)

Net asset value, end of period	$25.00		$25.00		$25.00	$25.00		$25.00

Total Return(c)	0.05	%**	0.11%		0.07%	0.15%		0.25	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,745,698		$2,912,203		$2,056,342	$1,814,553		$546,076
Net expenses to average daily net assets(d)	0.00	%(e)	0.00	%(e)	0.00 (e)	0.00%		0.00	%*
Net investment income (loss) to average daily net assets	0.08	%*	0.10%		0.04%	0.13%		0.18	%*
Portfolio turnover rate(f)	0	%**	0%		0%	0%		0	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.10	%*	0.10%		0.10%	0.11%		0.12	%*
(a)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(b)	Distributions from net realized gains were less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assume the effect of reinvested distribution, if any. Without the waivers, total returns would have been 0.03%, (0.01%), 0.07% and 0.17%, respectively for the fiscal year and/or period ended February 28, 2013, February 29, 2012, February 28, 2011 and February 28, 2010.
(d)	Total net expenses were less than 0.01% to average daily net assets.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	95

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

WORLD OPPORTUNITY OVERLAY FUND

	Core Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009
Net asset value, beginning of period	$25.68		$24.00		$22.68		$21.30		$18.35		$25.68

Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.32		0.37		0.37		0.39		0.76
Net realized and unrealized gain (loss)	0.32		1.36		0.95		1.01		4.24		(8.09)

Total from investment operations	0.51		1.68		1.32		1.38		4.63		(7.33)

Less distributions to shareholders:
From cash distributions	—		—		—		—		(1.68)		—

Total distributions	—		—		—		—		(1.68)		—

Net asset value, end of period	$26.19		$25.68		$24.00		$22.68		$21.30		$18.35

Total Return(a)	1.99	%**	7.00%		5.82%		6.48%		27.20%		(28.54)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$548,802		$691,486		$855,176		$850,192		$925,796		$790,480
Net operating expenses to average daily net assets(b)	0.00	%(c)*	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00%
Interest expense to average daily net assets	0.04	%(d)*	0.04	%(d)	0.03	%(d)	0.03	%(e)	0.05	%(e)	—
Total net expenses to average daily net assets	0.04	%(c)*	0.04	%(c)	0.03	%(c)	0.03	%(c)	0.05	%(c)	0.00	%(b)
Net investment income (loss) to average daily net assets	1.43	%*	1.30%		1.59%		1.69%		1.98%		3.19%
Portfolio turnover rate	62	%**	8%		46%		36%		55%		59%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.04	%*	0.04%		0.04%		0.04%		0.04%		0.04%
Redemption fees consisted of the following per share amounts:†	—		—		—		—		$0.00	(f)	$0.01
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	Ratio is less than 0.01%.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses.
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	There were no redemption fees during the period.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

96	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2013 (Unaudited)

1.	Organization

Each of Asset Allocation Bond Fund, Core Plus Bond Fund, Currency Hedged International Bond Fund, Debt Opportunities Fund, Domestic Bond Fund, Emerging Country Debt Fund, Global Bond Fund, International Bond Fund, Short-Duration Collateral Fund, Short-Duration Collateral Share Fund, Strategic Fixed Income Fund, U.S. Treasury Fund, and World Opportunity Overlay Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

The Funds may invest in U.S. Treasury Fund and unaffiliated money market funds.

Many of the Funds invest in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), many of the Funds have invested a substantial portion of their assets in Short-Duration Collateral Fund and also may invest in Emerging Country Debt Fund, World Opportunity Overlay Fund, Debt Opportunities Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. As of August 31, 2013, shares of World Opportunity Overlay Fund and Debt Opportunities Fund were not publicly offered for sale.

The following table provides information about the Funds’ investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	Citigroup 3-Month Treasury Bill Index	Total return in excess of benchmark
Core Plus Bond Fund	Barclays U.S. Aggregate Index	Total return in excess of benchmark
Currency Hedged International Bond Fund	J.P. Morgan GBI Global ex Japan ex U.S. (Hedged)	Total return in excess of benchmark
Debt Opportunities Fund	Not Applicable	Positive total return
Domestic Bond Fund*	Barclays U.S. Government Index	Total return in excess of benchmark
Emerging Country Debt Fund	J.P. Morgan EMBI Global	Total return in excess of benchmark
Global Bond Fund	J.P. Morgan GBI Global	Total return in excess of benchmark
International Bond Fund	J.P. Morgan GBI Global ex U.S.	Total return in excess of benchmark
Short-Duration Collateral Fund*	J.P. Morgan U.S. 3 Month Cash Index	Total return comparable to benchmark
Short-Duration Collateral Share Fund	J.P. Morgan U.S. 3 Month Cash Index	Total return comparable to benchmark
Strategic Fixed Income Fund	J.P. Morgan U.S. 3 Month Cash Index	Total return in excess of benchmark
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective
World Opportunity Overlay Fund	J.P. Morgan U.S. 3 Month Cash Index	Total return greater than benchmark

*	The Fund is not currently pursuing an active investment program.

Domestic Bond Fund, Short-Duration Collateral Fund, Short-Duration Collateral Share Fund, Strategic Fixed Income Fund and U.S. Treasury Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources

97

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices may be available for securities held by the Funds and the underlying funds, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Funds and the underlying funds. See the table below for information about securities for which no alternative pricing source was available. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost, which approximates market value, if the issuer is deemed to represent minimal credit risk.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2013, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a debt instrument is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or valued using prices for which no alternative pricing source was available. The net aggregate direct and/or indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2013 is as follows:

Securities and Derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Single source: No alternative pricing source was available
Asset Allocation Bond Fund	—	—
Core Plus Bond Fund	1%	1%
Currency Hedged International Bond Fund	1%	1%
Debt Opportunities Fund	<1%	4%
Domestic Bond Fund	3%	5%
Emerging Country Debt Fund	2%	4%
Global Bond Fund	1%	2%
International Bond Fund	1%	2%
Short-Duration Collateral Fund	4%	6%
Short-Duration Collateral Share Fund	4%	6%
Strategic Fixed Income Fund	1%	2%
U.S. Treasury Fund	—	—
World Opportunity Overlay Fund	—	2%

98

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the “Valuation Inputs” table below). At August 31, 2013, certain Funds directly held material Level 3 investments in asset-backed securities (Debt Opportunities Fund, Short-Duration Collateral Fund and World Opportunity Overlay Fund) and foreign government debt obligations (Emerging Country Debt Fund). Each Fund values these investments using unadjusted prices supplied by a third party pricing source (e.g., broker quotes) as described in the Portfolio Valuation note. Additionally, Short-Duration Collateral Fund held material Level 3 U.S. government agency debt obligations subject to this standard. See the “Additional Level 3 information” table below for further information regarding the valuation techniques and unobservable inputs used to measure the fair value of these instruments. Other than as described in this paragraph, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of 60 days or less valued at amortized cost; certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; and certain restricted securities valued at the most recent available market or quoted price.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; and third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information.

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August 31, 2013 (Unaudited)

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2013:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$2,180,373,214	$—	$2,180,373,214

TOTAL DEBT OBLIGATIONS	—	2,180,373,214	—	2,180,373,214

Mutual Funds	70,907,506	—	—	70,907,506
Short-Term Investments	2,041,957	—	—	2,041,957

Total Investments	72,949,463	2,180,373,214	—	2,253,322,677

Total	$72,949,463	$2,180,373,214	$—	$2,253,322,677

Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$18,820	$3,806,424	$3,825,244
Corporate Debt	—	4,653,980	—	4,653,980
Foreign Government Obligations	—	8,497,330	—	8,497,330
U.S. Government	89,257,395	18,859,214	—	108,116,609

TOTAL DEBT OBLIGATIONS	89,257,395	32,029,344	3,806,424	125,093,163

Mutual Funds	106,366,031	—	—	106,366,031
Options Purchased	—	1,233,819	—	1,233,819
Short-Term Investments	2,206,564	—	—	2,206,564

Total Investments	197,829,990	33,263,163	3,806,424	234,899,577

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	526,567	—	526,567
Futures Contracts
Interest Rate Risk	302,080	—	—	302,080

Total	$198,132,070	$33,789,730	$3,806,424	$235,728,224

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(819,791)	$—	$(819,791)
Futures Contracts
Interest Rate Risk	(717,636)	—	—	(717,636)
Written Options
Foreign Currency Risk	—	(661,128)	—	(661,128)
Swap Contracts
Credit Risk	—	(1,116,308)	—	(1,116,308)
Interest Rate Risk	—	(1,994,093)	—	(1,994,093)

Total	$(717,636)	$(4,591,320)	$—	$(5,308,956)

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August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Currency Hedged International Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$3,905,754	$—	$3,905,754
Foreign Government Obligations	—	27,215,821	—	27,215,821

TOTAL DEBT OBLIGATIONS	—	31,121,575	—	31,121,575

Mutual Funds	35,430,299	—	—	35,430,299
Options Purchased	—	399,930	—	399,930
Short-Term Investments	1,063,936	—	—	1,063,936

Total Investments	36,494,235	31,521,505	—	68,015,740

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	179,501	—	179,501
Futures Contracts
Interest Rate Risk	82,675	—	—	82,675

Total	$36,576,910	$31,701,006	$—	$68,277,916

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(261,816)	$—	$(261,816)
Futures Contracts
Interest Rate Risk	(391,067)	—	—	(391,067)
Written Options
Foreign Currency Risk	—	(218,987)	—	(218,987)
Swap Contracts
Credit Risk	—	(360,202)	—	(360,202)
Interest Rate Risk	—	(122,176)	—	(122,176)

Total	$(391,067)	$(963,181)	$—	$(1,354,248)

Debt Opportunities Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$22,566,384	$967,037,071	$989,603,455
U.S. Government Agency	—	210,000	1,087,821	1,297,821

TOTAL DEBT OBLIGATIONS	—	22,776,384	968,124,892	990,901,276

Mutual Funds	39,020,848	—	—	39,020,848
Short-Term Investments	28,498,228	—	—	28,498,228

Total Investments	67,519,076	22,776,384	968,124,892	1,058,420,352

Total	$67,519,076	$22,776,384	$968,124,892	$1,058,420,352

Domestic Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$25,554,794	$—	$25,554,794

TOTAL DEBT OBLIGATIONS	—	25,554,794	—	25,554,794

Mutual Funds	159,077,499	—	—	159,077,499
Short-Term Investments	161,725	—	—	161,725

Total Investments	159,239,224	25,554,794	—	184,794,018

Total	$159,239,224	$25,554,794	$—	$184,794,018

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August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$1,112,842	$74,023,788	$75,136,630
Corporate Debt	—	130,583,750	—	130,583,750
Foreign Government Agency	—	473,683,639	66,258,869	539,942,508
Foreign Government Obligations	—	1,241,315,801	115,702,882	1,357,018,683
Judgments	—	—	26,920,000	26,920,000
U.S. Government	20,613,275	148,976,633	—	169,589,908

TOTAL DEBT OBLIGATIONS	20,613,275	1,995,672,665	282,905,539	2,299,191,479

Loan Assignments	—	—	18,792,540	18,792,540
Loan Participations	—	—	54,054,380	54,054,380
Mutual Funds	126,834,848	—	—	126,834,848
Rights/Warrants	—	—	11,793,301	11,793,301
Short-Term Investments	101,407,102	85,866,253	—	187,273,355

Total Investments	248,855,225	2,081,538,918	367,545,760	2,697,939,903

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	783,386	—	783,386
Options
Credit risk	—	—	168,045	168,045
Swap Contracts
Credit Risk	—	114,668,954	0 **	114,668,954

Total	$248,855,225	$2,196,991,258	$367,713,805	$2,813,560,288

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,665,723)	$—	$(1,665,723)
Options
Credit Risk	—	—	(3,022,857)	(3,022,857)
Swap Contracts
Credit Risk	—	(135,227,259)	—	(135,227,259)

Total	$—	$(136,892,982)	$(3,022,857)	$(139,915,839)

Global Bond Fund
Asset Valuation Inputs
Debt Obligations
Foreign Government Obligations	$—	$30,488,541	$—	$30,488,541
U.S. Government	9,107,030	11,196,754	—	20,303,784

TOTAL DEBT OBLIGATIONS	9,107,030	41,685,295	—	50,792,325

Mutual Funds	76,342,580	—	—	76,342,580
Options Purchased	—	808,817	—	808,817
Short-Term Investments	1,364,927	—	—	1,364,927

Total Investments	86,814,537	42,494,112	—	129,308,649

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	801,671	—	801,671
Futures Contracts
Interest Rate Risk	270,580	—	—	270,580

Total	$87,085,117	$43,295,783	$—	$130,380,900

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August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Global Bond Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(528,073)	$—	$(528,073)
Futures Contracts
Interest Rate Risk	(267,870)	—	—	(267,870)
Written Options
Foreign Currency Risk	—	(442,141)	—	(442,141)
Swap Contracts
Credit Risk	—	(183,264)	—	(183,264)
Interest Rate Risk	—	(794,828)	—	(794,828)

Total	$(267,870)	$(1,948,306)	$—	$(2,216,176)

International Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$3,570,976	$—	$3,570,976
Foreign Government Obligations	—	21,693,175	—	21,693,175

TOTAL DEBT OBLIGATIONS	—	25,264,151	—	25,264,151

Mutual Funds	29,843,741	—	—	29,843,741
Options Purchased	—	391,796	—	391,796
Short-Term Investments	1,633,548	—	—	1,633,548

Total Investments	31,477,289	25,655,947	—	57,133,236

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	373,300	—	373,300
Futures Contracts
Interest Rate Risk	36,863	—	—	36,863

Total	$31,514,152	$26,029,247	$—	$57,543,399

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(261,153)	$—	$(261,153)
Futures Contracts
Interest Rate Risk	(198,933)	—	—	(198,933)
Written Options
Foreign Currency Risk	—	(218,987)	—	(218,987)
Swap Contracts
Credit Risk	—	(293,747)	—	(293,747)
Interest Rate Risk	—	(316,942)	—	(316,942)

Total	$(198,933)	$(1,090,829)	$—	$(1,289,762)

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August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Short-Duration Collateral Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$53,672,254	$550,048,537	$603,720,791
U.S. Government Agency	—	—	26,927,013	26,927,013

TOTAL DEBT OBLIGATIONS	—	53,672,254	576,975,550	630,647,804

Short-Term Investments	29,880,928	—	—	29,880,928

Total Investments	29,880,928	53,672,254	576,975,550	660,528,732

Total	$29,880,928	$53,672,254	$576,975,550	$660,528,732

Short-Duration Collateral Share Fund
Asset Valuation Inputs
Mutual Funds	$39,024,971	$—	$—	$39,024,971
Short-Term Investments	5,784	—	—	5,784

Total Investments	39,030,755	—	—	39,030,755

Total	$39,030,755	$—	$—	$39,030,755

Strategic Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$325,247,162	$79,454,204	$—	$404,701,366

TOTAL DEBT OBLIGATIONS	325,247,162	79,454,204	—	404,701,366

Mutual Funds	826,705,080	—	—	826,705,080
Options Purchased	—	8,982,077	—	8,982,077
Short-Term Investments	59,769,464	—	—	59,769,464

Total Investments	1,211,721,706	88,436,281	—	1,300,157,987

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	3,772,315	—	3,772,315
Futures Contracts
Interest Rate Risk	1,244,719	—	—	1,244,719
Swap Contracts
Interest Rate Risk	—	6,472,792	—	6,472,792

Total	$1,212,966,425	$98,681,388	$—	$1,311,647,813

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(5,253,539)	$—	$(5,253,539)
Futures Contracts
Interest Rate Risk	(3,546,150)	—	—	(3,546,150)
Written Options
Foreign Currency Risk	—	(4,990,103)	—	(4,990,103)
Swap Contracts
Interest Rate Risk	—	(7,515,198)	—	(7,515,198)

Total	$(3,546,150)	$(17,758,840)	$—	$(21,304,990)

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$2,353,395,985	$392,346,406	$—	$2,745,742,391

Total Investments	2,353,395,985	392,346,406	—	2,745,742,391

Total	$2,353,395,985	$392,346,406	$—	$2,745,742,391

World Opportunity Overlay Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$1,588,272	$136,959,615	$138,547,887
Foreign Government Obligations	—	43,972,750	—	43,972,750
U.S. Government	—	396,300,988	—	396,300,988
U.S. Government Agency	—	840,000	—	840,000

TOTAL DEBT OBLIGATIONS	—	442,702,010	136,959,615	579,661,625

Options Purchased	—	12,532,396	—	12,532,396
Short-Term Investments	27,304,066	—	—	27,304,066

Total Investments	27,304,066	455,234,406	136,959,615	619,498,087

Derivatives*
Swap Contracts
Interest Rate Risk	—	15,360,531	—	15,360,531

Total	$27,304,066	$470,594,937	$136,959,615	$634,858,618

Liability Valuation Inputs
Derivatives*
Written Options
Interest Rate Risk	$—	$(2,676,240)	$—	$(2,676,240)
Swap Contracts
Interest Rate Risk	—	(55,828,940)	—	(55,828,940)

Total	$—	$(58,505,180)	$—	$(58,505,180)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in derivatives that were determined to have a fair value of zero at August 31, 2013.

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Additional Level 3 information

The following table presents additional information about valuation techniques and inputs used for securities and derivatives, if any, that are measured at fair value and categorized within Level 3 as of August 31, 2013.

Fund Name	Description	Fair Value at August 31, 2013	Valuation Technique(s)	Unobservable Input(s)	Resulting Range of Fair Value
Short-Duration Collateral Fund	Agency for International Development Floater Bond (Support of Morocco, Peru or Tunisia)	$26,927,013	Current LIBOR yield curve is adjusted to reflect a liquidity discount	Liquidity Discount*	Possible impact to fair value due to range of liquidity discount: $26,140,115 to $27,715,526 or approximately 0.24% of Fund net assets.

*	The significant unobservable input used in the fair value measurement of Short-Duration Collateral Fund’s Agency for International Development Floater (Support of Morocco, Peru and Tunisia) is the liquidity discount, expressed as a premium ranging from 75 – 175 basis points (currently 125 basis points) over the current yield curve. Increases (decreases) in this input would result in a lower (higher) fair value measurement.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ summary of levels above.

For all Funds for the period ended August 31, 2013, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2013	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of August 31, 2013	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2013
Core Plus Bond Fund
Debt Obligations
Asset-Backed Securities	$4,921,731	$—	$(1,347,461)	$148,998	$49,802	$33,354	$—	$—	$3,806,424	$85,959

Total	$4,921,731	$—	$(1,347,461)#	$148,998	$49,802	$33,354	$—	$—	$3,806,424	$85,959

Debt Opportunities Fund
Debt Obligations
Asset-Backed Securities	$708,648,766	$376,899,906	$(120,082,391)	$7,192,141	$8,050,333	$(13,671,684)	$—	$—	$967,037,071	$(11,327,255)
U.S. Government Agency	1,203,773	—	(121,266)	5,587	—	(273)	—	—	1,087,821	(273)

Total	$709,852,539	$376,899,906	$(120,203,657)##	$7,197,728	$8,050,333	$(13,671,957)	$—	$—	$968,124,892	$(11,327,528)

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August 31, 2013 (Unaudited)

	Balances as of February 28, 2013		Purchases	Sales		Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of August 31, 2013		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2013
Emerging Country Debt Fund
Debt Obligations
Asset-Backed Securities	$78,333,335		$—	$(8,492,259)		$291,226	$(4,552,409)	$8,443,895	$—	$—	$74,023,788		$3,466,291
Foreign Government Agency	23,627,005		55,129,686	(11,292,220)		235,100	(97,739)	(1,342,963)	—	—	66,258,869		(1,958,382)
Foreign Government Obligations	129,375,029		—	(8,838,811)		2,391,675	788,791	(8,013,802)	—	—	115,702,882		(13,386,496)
Judgments	28,800,000		—	—		384,899	—	(2,264,899)	—	—	26,920,000		(2,264,899)

Total Debt Obligations	260,135,369		55,129,686	(28,623,290)		3,302,900	(3,861,357)	(3,177,769)	—	—	282,905,539		(14,143,486)

Loan Assignments	24,325,626		—	(6,767,594)		796,503	704	437,301	—	—	18,792,540		513,952
Loan Participations	68,578,286		—	(4,610,409)		1,900,115	—	(11,813,612)	—	—	54,054,380		—
Rights/ Warrants	11,013,004		—	—		—	—	780,297	—	—	11,793,301		—

Total Investments	364,052,285		55,129,686	(40,001,293	)###	5,999,518	(3,860,653)	(13,773,783)	—	—	367,545,760		(13,629,534)

Derivatives
Swap Contracts	0	**	—	—		—	—	—	—	—	0	**	—
Options	(519,306)		—	—		—	—	(2,335,506)	—	—	(2,854,812)		—

Total	$363,532,979		$55,129,686	$(40,001,293)		$5,999,518	$(3,860,653)	$(16,109,289)	$—	$—	$364,690,948		$(13,629,534)

Short-Duration Collateral Fund
Debt Obligations
Asset-Backed Securities	$662,203,439		$—	$(137,888,413)		$(398,474)	$2,044	$26,129,941	$—	$—	$550,048,537		$26,079,928
U.S. Government Agency	28,128,653		—	(1,269,065)		4,955	—	62,470	—	—	26,927,013		62,470

Total	$690,332,092		$—	$(139,157,478	)####	$(393,519)	$2,044	$26,192,411	$—	$—	$576,975,550		$26,142,398

World Opportunity Overlay Fund
Debt Obligations
Asset-Backed Securities	$158,075,294		$—	$(28,511,481)		$(359,492)	$(79)	$7,755,373	$—	$—	$136,959,615		$7,739,049
Options Purchased	14,676,864		—	(14,275,200)		—	5,088,000	(5,489,664)	—	—	—		(5,489,664)

Total	$172,752,158		$—	$(42,786,681	)#####	$(359,492)	$5,087,921	$2,265,709	$—	$—	$136,959,615		$2,249,385

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Represents the interest in derivatives that were determined to have a fair value of zero at February 28, 2013 and August 31, 2013.
#	Includes $911,617 of proceeds received from paydowns.
##	Includes $72,173,644 of proceeds received from paydowns.
###	Includes $12,317,531 of proceeds received from paydowns.
####	Includes $96,281,659 of proceeds received from paydowns.
#####	Includes $22,356,372 of proceeds received from paydowns.

The net aggregate direct and/or indirect exposure to investments in securities and derivative financial instruments using Level 3 inputs (based on the Funds’ net assets) as of August 31, 2013 were as follows:.

Fund Name	Level 3 securities	Level 3 derivatives
Asset Allocation Bond Fund	—	—
Core Plus Bond Fund	17%	(1)%
Currency Hedged International Bond Fund	18%	(1)%
Debt Opportunities Fund	91%	—
Domestic Bond Fund	71%	—
Emerging Country Debt Fund	14%	(1)%
Global Bond Fund	24%	(1)%
International Bond Fund	27%	(1)%
Short-Duration Collateral Fund	87%	—
Short-Duration Collateral Share Fund	87%	—
Strategic Fixed Income Fund	30%	(1)%
U.S. Treasury Fund	—	—
World Opportunity Overlay Fund	25%	—

Cash and Statement of Cash Flows

Cash and Foreign Currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark to market amounts related to foreign currency.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. Dollars at the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan agreements and participations

The Funds (except Short-Duration Collateral Fund, Short-Duration Collateral Share Fund and U.S. Treasury Fund) may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a

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Fund purchases assignments of loans, it generally acquires direct rights against the borrower. Loan agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. That Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to that Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, that Fund’s recovery of cash from the seller may be delayed and, even if that Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. As of August 31, 2013, Emerging Country Debt Fund had investments in repurchase agreements with JPMorgan Chase Bank N.A. with a gross value of $85,866,253 and a net value of $4,043,773. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes that Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of August 31, 2013, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
World Opportunity Overlay Fund	43,304,341	44,523,798

As of August 31, 2013, World Opportunity Overlay Fund had investments in reverse repurchase agreements with Barclays Bank PLC with a gross value of $43,304,341 and a net value of $1,219,457 (the value of related collateral exceeded the value of the reverse repurchase agreement at period end). Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-Indexed bonds

The Funds (except U.S. Treasury Fund) may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by a Fund from inflation-indexed bonds are included in the Funds’ gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond constitutes taxable ordinary income to investors, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund, except World Opportunity Overlay Fund (see below), intends to qualify each tax year as a regulated investment company (each a “RIC Fund”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each RIC Fund intends to distribute substantially all of its net investment income, if any, and all of its net realized short-term and long-term capital gains, if any, after giving effect to

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any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each RIC Fund makes no provision for U.S. federal income or excise taxes. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to each RIC Fund’s investments in certain jurisdictions may be higher if a significant portion of each RIC Fund is held by non-U.S. shareholders.

World Opportunity Overlay Fund (a “Partnership Fund”) has elected to be treated as a partnership for U.S. federal income tax purposes and each shareholder is responsible for their tax liabilities, if any, related to their allocable share of Partnership Fund taxable income, gains, losses, deductions, credits and items of tax preference. The Partnership Fund’s activities do not generally constitute those of a U.S. trade or business. Accordingly, the Partnership Fund is generally not subject to U.S. federal, state and/or other income-based U.S. taxes (other than certain withholding taxes). Dividends and other income may be subject to withholding or similar taxes imposed by the country in which such dividends or other income originate.

With the exception of U.S. Treasury Fund, the policy of each RIC Fund is to declare and pay distributions of net investment income, if any, semi-annually. U.S. Treasury Fund’s policy is to declare distributions daily, to the extent net investment income is available, and pay distributions on the first business day following the end of each month in which distributions were declared. Each RIC Fund’s policy is to declare and pay distributions from net realized short-term and long-term capital gains, if any, at least annually. Typically all distributions are reinvested in additional shares of each RIC Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each RIC Fund on the ex-dividend date.

Since October 2008 and April 2009, respectively, Short Duration Collateral Fund and Domestic Bond Fund have declared and paid distributions when each fund has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. A substantial portion of any such distributions could constitute a return of capital to shareholders of Short Duration Collateral Fund and Domestic Bond Fund for tax purposes.

Because the Partnership Fund has elected to be treated as a partnership for U.S. federal income tax purposes, it is not required to make distributions to its shareholders. It is the policy of the Partnership Fund to declare and pay non-redeeming distributions in the sole discretion of the Trustees (or their delegates). Distributions made by the Partnership Fund, if any, other than distributions made in partial or complete redemption of shareholders’ interests in the Partnership Fund, are reported in the Partnership Fund’s Statement of Changes in Net Assets as Partnership Fund distributions to shareholders.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2013, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Income and capital gain distributions for each RIC Fund are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a RIC Fund’s tax basis earnings and profits, if significant, are reported in the financial statements as a return of capital.

As of February 28, 2013, the RIC Funds listed below elected to defer to March 1, 2013 late-year ordinary losses and post-October capital losses as follows:

Fund Name	Late-Year Ordinary Losses ($)	Post- October Capital Losses ($)
Asset Allocation Bond Fund	(11,447)	(133,919)
Currency Hedged International Bond Fund	—	(16,787)
Domestic Bond Fund	(216,770)	—
Global Bond Fund	(78,425)	—
International Bond Fund	(1,411,315)	—
Short-Duration Collateral Share Fund	(28,777)	—

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As of February 28, 2013, the RIC Funds listed below had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2013, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The RIC Funds’ capital loss carryforwards are as follows:

	Short-Term ($)							Total Short- Term ($)	Long- Term ($)
Fund Name	Expiration Date 2/28/2014	Expiration Date 2/28/2015	Expiration Date 2/29/2016	Expiration Date 2/28/2017	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date		No Expiration Date
Asset Allocation Bond Fund	—	—	—	—	—	(6,593,369)	—	(6,593,369)	—
Core Plus Bond Fund	(34,693,380)	(2,795,728)	(33,008,915)	(74,050,257)	(17,147,333)	(138,723)	—	(161,834,336)	(1,756,490)
Currency Hedged International Bond Fund	—	—	—	(1,749,220)	(3,328,985)	—	—	(5,078,205)	(3,174,119)
Debt Opportunities Fund	—	—	—	—	—	—	—	—	—
Domestic Bond Fund	—	—	—	—	(3,229,648)	(814,498)	(248)	(4,044,394)	(647,925)
Emerging Country Debt Fund	—	—	—	(14,763,199)	—	(66,474,254)	—	(81,237,453)	—
Global Bond Fund	(5,470,276)	(269,796)	—	(4,412,277)	(6,769,760)	(1,398,524)	—	(18,320,633)	—
International Bond Fund	—	(8,815,813)	(507,910)	(8,354,148)	(4,431,029)	(4,162,554)	(644,675)	(26,916,129)	(296,123)
Short-Duration Collateral Fund	—	(4,239,935)	(1,158,601)	(32,360,541)	(41,313,788)	(307,583)	—	(79,380,448)	(8,478,464)
Short-Duration Collateral Share Fund	—	—	(3,173,391)	(862,175)	—	—	—	(4,035,566)	—
Strategic Fixed Income Fund	—	—	—	(93,680,008)	(123,451,454)	—	—	(217,131,462)	—

As of August 31, 2013, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	2,307,229,883	—	(53,907,206)	(53,907,206)
Core Plus Bond Fund	258,704,883	—	(23,805,306)	(23,805,306)
Currency Hedged International Bond Fund	70,996,295	—	(2,980,555)	(2,980,555)
Debt Opportunities Fund	1,048,927,738	27,175,539	(17,682,925)	9,492,614
Domestic Bond Fund	184,330,746	678,720	(215,448)	463,272
Emerging Country Debt Fund	2,809,540,505	116,620,725	(228,221,327)	(111,600,602)
Global Bond Fund	141,423,226	3,042,698	(15,157,275)	(12,114,577)
International Bond Fund	65,694,669	—	(8,561,433)	(8,561,433)
Short-Duration Collateral Fund	915,595,180	1,286,925	(256,353,373)	(255,066,448)
Short-Duration Collateral Share Fund	32,026,031	7,004,724	—	7,004,724
Strategic Fixed Income Fund	1,336,558,724	11,453,104	(47,853,841)	(36,400,737)
U.S. Treasury Fund	2,745,496,280	246,111	—	246,111
World Opportunity Overlay Fund	642,164,841	19,026,861	(41,693,615)	(22,666,754)

On October 12, 2006, International Bond Fund paid a dividend under Code Section 860 of $0.09229 per share to shareholders of record as of October 11, 2006. It is anticipated that the fund will be required to make a payment, estimated to be $830,768, to the Internal Revenue Service (“IRS”) related to such dividend, which has been included in accrued expenses on the Statement of Assets and Liabilities. The Manager will make a reimbursement payment to the fund concurrent with International Bond Fund’s payment to the IRS.

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax

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returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. State Street’s transfer agent fees may be reduced by an earnings allowance calculated on the average daily cash balances each Fund maintains in a State Street transfer agent account. Earnings allowances are reported as a reduction of expenses in the Statement of Operations. Prior to December 31, 2012, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance each Fund maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. The Funds may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

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As of August 31, 2013, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged Inter-national Bond Fund	Debt Oppor-tunities Fund	Domestic Bond Fund	Emerging Country Debt Fund	Global Bond Fund	Interna-tional Bond Fund	Short- Duration Collateral Fund	Short- Duration Collateral Share Fund	Strategic Fixed Income Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Purchase Premium	—	—	—	0.40%	—	0.50%	—	—	—	—	0.20%	—	—
Redemption Fee	—	—	—	0.40%	—	0.50%	—	—	—	—	0.20%	—	—

Other matters

Emerging Country Debt Fund

In December 2005, Emerging County Debt Fund (“ECDF”) entered into litigation against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by ECDF. A judgment was awarded in ECDF’s favor on September 24, 2007; however, ECDF’s ability to collect on this judgment remains uncertain, and ECDF is not able to transfer or sell the judgment without court consent. In late May 2010, Argentina commenced a public debt exchange in which certain defaulted debts, including legal judgments on those debts, were eligible to be exchanged for currently performing Argentina Bonds. The eligible portion of ECDF’s judgment was tendered in the debt exchange and ECDF received new bonds in June 2010. The remaining portion of ECDF’s judgment, which continues to be valued according to ECDF’s valuation policy, represented 1.0% of the net assets of ECDF as of August 31, 2013.

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allo-cation Bond Fund	Core Plus Bond Fund	Currency Hedged Inter-national Bond Fund	Debt Opportunities Fund	Domestic Bond Fund	Emerging Country Debt Fund	Global Bond Fund	Inter-national Bond Fund	Short-Duration Collateral Fund	Short-Duration Collateral Share Fund	Strategic Fixed Income Fund	U.S. Treasury Fund	World Oppor-tunity Overlay Fund
Market Risk – Fixed Income Investments	X	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X	X	X	X	X	X	X	X	X	X		X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Liquidity Risk	X	X	X	X	X	X	X	X	X	X	X		X
Derivatives Risk	X	X	X	X	X	X	X	X	X	X	X		X
Non-U.S. Investment Risk	X	X	X	X		X	X	X	X	X	X		X

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	Asset Allo-cation Bond Fund	Core Plus Bond Fund	Currency Hedged Inter-national Bond Fund	Debt Opportunities Fund	Domestic Bond Fund	Emerging Country Debt Fund	Global Bond Fund	Inter-national Bond Fund	Short-Duration Collateral Fund	Short-Duration Collateral Share Fund	Strategic Fixed Income Fund	U.S. Treasury Fund	World Oppor-tunity Overlay Fund
Currency Risk	X	X	X	X		X	X	X			X		X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X			X		X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X		X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Options Risk													X
Fund of Funds Risk	X	X	X	X	X	X	X	X		X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X		X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

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The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. The market price of a Fund’s inflation-indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation-indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation).

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a reduction in the payment stream the Manager expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause a Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

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The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease.

In addition, the existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. In addition, payment of principal of fixed income securities guaranteed by the U.S. government can be delayed because the guarantee generally only requires payment upon maturity of the securities. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

As described under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset-Backed Securities” above.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

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The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by a change in their yield relative to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition to these risks, a Fund is exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk, but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• DERIVATIVES RISK. The Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. Derivatives include futures, non-U.S. currency contracts, swap contracts, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund often will not receive the collateral the day the collateral is called for.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

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A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to one or more special tax rules and could generate additional taxable income for shareholders.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Funds to new kinds of risks and costs.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

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A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale of those investments. A Fund may seek to collect a refund on taxes paid to a non-U.S. country. In those cases, all or a portion of those taxes could ultimately be recovered by a Fund. However, the recovery process could take several years and the Fund will incur expenses in its efforts to collect the refund, which will reduce the benefit of any recovery. A Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and it may decide not to pursue a refund, even if eligible.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

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• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers with high positive correlations to one another (such as U.S. Treasury Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government), are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan or Japan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

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The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodities Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent that a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

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• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, accelerate the realization of taxable income to shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections, errors or limitations in those analyses and models could affect the ability of the portfolio managers to implement a Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• OPTIONS RISK. There are various risks associated with transactions in exchange-traded and OTC options. The market price of options written by the Fund will be affected by many factors, including changes in the value of underlying securities or indices; changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the stock market and underlying securities; and the remaining time to an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option because the holder may only exercise the option on its expiration date. If the Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict the Fund’s ability to purchase or sell options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets. Therefore, OTC options generally expose the Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to the Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, the Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.

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• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds, and Exchange-Traded Funds (“ ETFs”) (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Funds that invest in shares of other GMO Funds also are subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

All of the Funds (except U.S. Treasury Fund) are not diversified investment companies under the 1940 Act. In addition, each of the Funds (other than U.S. Treasury Fund) may invest in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act.

Temporary Defensive Positions. If deemed prudent by the Manager, the Funds (other than Domestic Bond Fund, Short-Duration Collateral Fund, Short-Duration Collateral Share Fund and U.S. Treasury Fund) may take temporary defensive positions. Many of the Funds have previously taken temporary defensive positions and have exercised the right to honor redemption requests in-kind.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Funds may use swaps or other derivatives on an index, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

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Each of the Funds is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of their derivative positions, the Funds will typically have (or may have, in the case of Domestic Bond Fund, Short-Duration Collateral Fund, Short-Duration Collateral Share Fund, and U.S. Treasury Fund) gross investment exposures in excess of their net assets (i.e., the Funds will be (or may be, in the case of Domestic Bond Fund, Short-Duration Collateral Fund, Short-Duration Collateral Share Fund, and U.S. Treasury Fund) leveraged) and therefore are subject to heightened risk of loss. The Funds’ (other than Domestic Bond Fund, Short-Duration Collateral Fund, Short-Duration Collateral Share Fund, and U.S. Treasury Fund) performance can depend substantially, if not primarily, on The performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions through clearing members, who are members of derivatives clearing houses. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2013, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Domestic Bond Fund	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	Short-Duration Collateral Fund	Short-Duration Collateral Share Fund	Strategic Fixed Income Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Forward currency contracts
Adjust currency exchange rate risk			X			X	X	X					X
Adjust exposure to foreign currencies		X	X			X	X	X			X		X
Futures contracts
Adjust exposure to certain markets													X
Adjust interest rate exposure	X	X	X				X	X			X		X
Maintain the diversity and liquidity of the portfolio	X	X	X				X	X			X		X
Options (Purchased)
Adjust currency exchange rate risk		X	X				X	X			X		X
Adjust exposure to foreign currencies		X	X				X	X			X		X
Adjust interest rate exposure	X												X
Maintain the diversity and liquidity of the portfolio													X

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Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Domestic Bond Fund	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	Short-Duration Collateral Fund	Short-Duration Collateral Share Fund	Strategic Fixed Income Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Options (Written)
Achieve exposure to a reference entity’s credit						X
Adjust currency exchange rate risk		X	X				X	X			X		X
Adjust exposure to foreign currencies		X	X				X	X			X		X
Adjust interest rate exposure	X												X
Maintain the diversity and liquidity of the portfolio													X
Swap Contracts
Achieve exposure to a reference entity’s credit		X				X		X
Adjust exposure to certain markets		X				X
Adjust interest rate exposure		X	X			X	X	X			X		X
Provide a measure of protection against default loss		X	X		X	X	X	X
Rights and/or warrants
Adjust exposure to certain markets						X

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose

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the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

For the period ended August 31, 2013, investment activity in options contracts written by the Funds were as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Core Plus Bond
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	868,000,000	—	513,543	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	868,000,000	—	$513,543	—	—	$—

Currency Hedged International Bond Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	256,000,000	—	166,406	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	256,000,000	—	$166,406	—	—	$—

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	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Global Bond Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	612,000,000	—	347,137	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	612,000,000	—	$347,137	—	—	$—

International Bond Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	256,000,000	—	166,406	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	256,000,000	—	$166,406	—	—	$—

Strategic Fixed Income
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	6,436,000,000	—	3,862,600	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	6,436,000,000	—	$3,862,600	—	—	$—

World Opportunity Overlay Fund
Outstanding, beginning of period	—	—	$—	6,000,000	—	$2,711,878
Options written	16,230,002,400	—	7,155,605	16,633,750,000	—	10,314,226
Options bought back	(4,130,000,000)	—	(2,763,974)	(10,083,750,000)	—	(4,449,141)
Options expired	(10,000,002,400)	—	(2,421,454)	(4,056,000,000)	—	(4,046,784)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	2,100,000,000	—	$1,970,177	2,500,000,000	—	$4,530,179

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap contracts

The Funds may enter into various types of swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

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Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon termination of the swap contract or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights

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at such times and in such quantities as the Fund would otherwise wish. Additionally, Emerging Country Debt Fund owns warrants linked to the price of oil. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2013 and the Statements of Operations for the period ended August 31, 2013^:

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Asset Allocation Bond Fund
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$—	$(155,997)	$—	$(155,997)
Futures Contracts	—	—	—	—	17,771	—	17,771
Written Options	—	—	—	—	64,320	—	64,320

Total	$—	$—	$—	$—	$(73,906)	$—	$(73,906)

Core Plus Bond Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$1,233,819	$—	$—	$1,233,819
Unrealized Appreciation on Forward Currency Contracts	—	—	—	526,567	—	—	526,567
Unrealized Appreciation on Futures Contracts*	—	—	—	—	302,080	—	302,080

Total	$—	$—	$—	$1,760,386	$302,080	$—	$2,062,466

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$1,760,386	$302,080	$—	$2,062,466

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(819,791)	$—	$—	$(819,791)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(717,636)	—	(717,636)
Written Options, at value	—	—	—	(661,128)	—	—	(661,128)
Unrealized Depreciation on Swap Contracts	(1,116,308)	—	—	—	(1,994,093)	—	(3,110,401)

Total	$(1,116,308)	$—	$—	$(1,480,919)	$(2,711,729)	$—	$(5,308,956)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(1,116,308)	$—	$—	$(1,480,919)	$(2,711,729)	$—	$(5,308,956)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$92,187	$—	$—	$92,187
Forward Currency Contracts	—	—	—	(4,192,618)	—	—	(4,192,618)
Futures Contracts	—	—	—	—	(742,566)	—	(742,566)
Swap Contracts	118,324	—	—	—	(831,492)	—	(713,168)

Total	$118,324	$—	$—	$(4,100,431)	$(1,574,058)	$—	$(5,556,165)

Change in Net Unrealized Appreciation (Depreciation):
Investments (purchased options)	$—	$—	$—	$532,742	$—	$—	$532,742
Forward Currency Contracts	—	—	—	(113,995)	—	—	(113,995)
Futures Contracts	—	—	—	—	(202,707)	—	(202,707)
Written Options	—	—	—	(147,585)	—	—	(147,585)
Swap Contracts	136,287	—	—	—	(1,443,969)	—	(1,307,682)

Total	$136,287	$—	$—	$271,162	$(1,646,676)	$—	$(1,239,227)

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Currency Hedged International Bond Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$399,930	$—	$—	$399,930
Unrealized Appreciation on Forward Currency Contracts	—	—	—	179,501	—	—	179,501
Unrealized Appreciation on Futures Contracts*	—	—	—	—	82,675	—	82,675

Total	$—	$—	$—	$579,431	$82,675	$—	$662,106

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$579,431	$82,675	$—	$662,106

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(261,816)	$—	$—	$(261,816)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(391,067)	—	(391,067)
Written Options, at value	—	—	—	(218,987)	—	—	(218,987)
Unrealized Depreciation on Swap Contracts	(122,176)	—	—	—	(360,202)	—	(482,378)

Total	$(122,176)	$—	$—	$(480,803)	$(751,269)	$—	$(1,354,248)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(122,176)	$—	$—	$(480,803)	$(751,269)	$—	$(1,354,248)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$26,764	$—	$—	$26,764
Forward Currency Contracts	—	—	—	(970,823)	—	—	(970,823)
Futures Contracts	—	—	—	—	(161,830)	—	(161,830)
Swap Contracts	(120,322)	—	—	—	(129,512)	—	(249,834)

Total	$(120,322)	$—	$—	$(944,059)	$(291,342)	$—	$(1,355,723)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$188,866	$—	$—	$188,866
Forward Currency Contracts	—	—	—	(387,043)	—	—	(387,043)
Futures Contracts	—	—	—	—	(307,986)	—	(307,986)
Written Options	—	—	—	(52,581)	—	—	(52,581)
Swap Contracts	(40,149)	—	—	—	(203,658)	—	(243,807)

Total	$(40,149)	$—	$—	$(250,758)	$(511,644)	$—	$(802,551)

Domestic Bond Fund
Net Realized Gain (Loss)
Swap Contracts	$(17,732)	$—	$—	$—	$—	$—	$(17,732)

Total	$(17,732)	$—	$—	$—	$—	$—	$(17,732)

Change in Net Unrealized Appreciation (Depreciation)
Swap Contracts	$17,101	$—	$—	$—	$—	$—	$17,101

Total	$17,101	$—	$—	$—	$—	$—	$17,101

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Country Debt Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$—	$—	$—	$—	$11,793,301	$11,793,301
Unrealized Appreciation on Forward Currency Contracts	—	—	—	783,386	—	—	783,386
Unrealized Appreciation on Swap Contracts	114,668,954	—	—	—	—	—	114,668,954
Options	168,045	—	—	—	—	—	168,045

Total	$114,836,999	$—	$—	$783,386	$—	$11,793,301	$127,413,686

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$11,793,301	$11,793,301

Total subject to Master Agreements	$114,836,999	$—	$—	$783,386	$—	$—	$115,620,385

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(1,665,723)	$—	$—	$(1,665,723)
Unrealized Depreciation on Swap Contracts	(135,227,259)	—	—	—	—	—	(135,227,259)
Options	(3,022,857)	—	—	—	—	—	(3,022,857)

Total	$(138,250,116)	$—	$—	$(1,665,723)	$—	$—	$(139,915,839)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(138,250,116)	$—	$—	$(1,665,723)	$—	$—	$(139,915,839)

Net Realized Gain (Loss):
Forward Currency Contracts	$—	$—	$—	$8,551,674	$—	$—	$8,551,674
Swap Contracts	2,306,938	—	—	—	—	(4,857,287)	(2,550,349)

Total	$2,306,938	$—	$—	$8,551,674	$—	$(4,857,287)	$6,001,325

Change in Appreciation (Depreciation) on:
Investments (purchased options, rights and/or warrants)	$—	$—	$—	$—	$—	$780,297	$780,297
Forward Currency Contracts	—	—	—	(5,133,117)	—	—	(5,133,117)
Swap Contracts	(3,099,516)	—	—	—	(158,272)	—	(3,257,788)
Options	(1,667,534)	—	—	—	—	—	(1,667,534)

Total	$(4,767,050)	$—	$—	$(5,133,117)	$(158,272)	$780,297	$(9,278,142)

Global Bond Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$808,817	$—	$—	$808,817
Unrealized Appreciation on Forward Currency Contracts	—	—	—	801,671	—	—	801,671
Unrealized Appreciation on Futures Contracts*	—	—	—	—	270,580	—	270,580

Total	$—	$—	$—	$1,610,488	$270,580	$—	$1,881,068

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$1,610,488	$270,580	$—	$1,881,068

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(528,073)	$—	$—	$(528,073)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(267,870)	—	(267,870)
Written Options, at value	—	—	—	(442,141)	—	—	(442,141)
Unrealized Depreciation on Swap Contracts	(183,264)	—	—	—	(794,828)	—	(978,092)

Total	$(183,264)	$—	$—	$(970,214)	$(1,062,698)	$—	$(2,216,176)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(183,264)	$—	$—	$(970,214)	$(1,062,698)	$—	$(2,216,176)

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Global Bond Fund (continued)
Net Realized Gain (Loss):
Investments (purchased options)	$—	$—	$—	$69,884	$—	$—	$69,884
Forward Currency Contracts	—	—	—	(4,869,843)	—	—	(4,869,843)
Futures Contracts	—	—	—	—	(1,095,378)	—	(1,095,378)
Swap Contracts	(180,483)	—	—	—	(278,651)	—	(459,134)

Total	$(180,483)	$—	$—	$(4,799,959)	$(1,374,029)	$—	$(6,354,471)

Change in Net Unrealized Appreciation (Depreciation):
Investments (purchased options)	$—	$—	$—	$360,946	$—	$—	$360,946
Forward Currency Contracts	—	—	—	1,353,218	—	—	1,353,218
Futures Contracts	—	—	—	—	(215,920)	—	(215,920)
Written Options	—	—	—	(95,004)	—	—	(95,004)
Swap Contracts	(60,224)	—	—	—	(405,688)	—	(465,912)

Total	$(60,224)	$—	$—	$1,619,160	$(621,608)	$—	$937,328

International Bond Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$391,796	$—	$—	$391,796
Unrealized Appreciation on Forward Currency Contracts	—	—	—	373,300	—	—	373,300
Unrealized Appreciation on Futures Contracts*	—	—	—	—	36,863	—	36,863
Unrealized Appreciation on Swap Contracts	—	—	—	—	—	—	—

Total	$—	$—	$—	$765,096	$36,863	$—	$801,959

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$765,096	$36,863	$—	$801,959

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(261,153)	$—	$—	$(261,153)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(198,933)	—	(198,933)
Written Options, at value	—	—	—	(218,987)	—	—	(218,987)
Unrealized Depreciation on Swap Contracts	(293,747)	—	—	—	(316,942)	—	(610,689)

Total	$(293,747)	$—	$—	$(480,140)	$(515,875)	$—	$(1,289,762)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(293,747)	$—	$—	$(480,140)	$(515,875)	$—	$(1,289,762)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$31,225	$—	$—	$31,225
Forward Currency Contracts	—	—	—	(2,768,942)	—	—	(2,768,942)
Futures Contracts	—	—	—	—	(283,728)	—	(283,728)
Swap Contracts	(26,997)	—	—	—	(140,925)	—	(167,922)

Total	$(26,997)	$—	$—	$(2,737,717)	$(424,653)	$—	$(3,189,367)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$191,711	$—	$—	$191,711
Forward Currency Contracts	—	—	—	985,148	—	—	985,148
Futures Contracts	—	—	—	—	(310,761)	—	(310,761)
Written options	—	—	—	(52,581)	—	—	(52,581)
Swap Contracts	132,150	—	—	—	(156,657)	—	(24,507)

Total	$132,150	$—	$—	$1,124,278	$(467,418)	$—	$789,010

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Strategic Fixed Income Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$8,982,077	$—	$—	$8,982,077
Unrealized Appreciation on Forward Currency Contracts	—	—	—	3,772,315	—	—	3,772,315
Unrealized Appreciation on Futures Contracts*	—	—	—	—	1,244,719	—	1,244,719
Unrealized Appreciation on Swap Contracts	—	—	—	—	6,472,792	—	6,472,792

Total	$—	$—	$—	$12,754,392	$7,717,511	$—	$20,471,903

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$12,754,392	$7,717,511	$—	$20,471,903

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(5,253,539)	$—	$—	$(5,253,539)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(3,546,150)	—	(3,546,150)
Written Options, at value	—	—	—	(4,990,103)	—	—	(4,990,103)
Unrealized Depreciation on Swap Contracts	—	—	—	—	(7,515,198)	—	(7,515,198)

Total	$—	$—	$—	$(10,243,642)	$(11,061,348)	$—	$(21,304,990)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$(10,243,642)	$(11,061,348)	$—	$(21,304,990)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$878,756	$—	$—	$878,756
Forward Currency Contracts	—	—	—	(30,815,580)	—	—	(30,815,580)
Futures Contracts	—	—	—	—	(1,052,496)	—	(1,052,496)
Swap Contracts	—	—	—	—	(1,447,339)	—	(1,447,339)

Total	$—	$—	$—	$(29,936,824)	$(2,499,835)	$—	$(32,436,659)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$4,233,739	$—	$—	$4,233,739
Forward Currency Contracts	—	—	—	(112,404)	—	—	(112,404)
Futures Contracts	—	—	—	—	(250,598)	—	(250,598)
Written options	—	—	—	(1,127,503)	—	—	(1,127,503)
Swap Contracts	—	—	—	—	(6,938,343)	—	(6,938,343)

Total	$—	$—	$—	$2,993,832	$(7,188,941)	$—	$(4,195,109)

World Opportunity Overlay Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$19,825	$12,512,571	$—	$12,532,396
Unrealized Appreciation on Swap Contracts	—	—	—	—	15,360,531	—	15,360,531

Total	$—	$—	$—	$19,825	$27,873,102	$—	$27,892,927

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$19,825	$27,873,102	$—	$27,892,927

Liability:
Written Options, at value	$—	$—	$—	$—	$(2,676,240)	$—	$(2,676,240)
Unrealized Depreciation on Swap Contracts	—	—	—	—	(55,828,940)	—	(55,828,940)

Total	$—	$—	$—	$—	$(58,505,180)	$—	$(58,505,180)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$—	$(58,505,180)	$—	$(58,505,180)

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
World Opportunity Overlay Fund (continued)
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$2,008,172	$4,264,012	$—	$6,272,184
Futures Contracts	—	—	—	—	3,909,102	—	3,909,102
Written Options	—	—	—	167,090	3,957,362	—	4,124,452
Swap Contracts	—	—	—	—	(16,090,964)	—	(16,090,964)

Total	$—	$—	$—	$2,175,262	$(3,960,488)	$—	$(1,785,226)

Change in Net Unrealized Appreciation (Depreciation):
Investments (purchased options)	$—	$—	$—	$1,709,151	$(10,123,213)	$—	$(8,414,062)
Written Options	—	—	—	(2,471,744)	3,824,114	—	1,352,370
Swap Contracts	—	—	—	—	23,717,209	—	23,717,209

Total	$—	$—	$—	$(762,593)	$17,418,110	$—	$16,655,517

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The table includes cumulative appreciation/depreciation of futures and cleared swap contracts as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts is reported within the Statements of Assets and Liabilities.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some over-the-counter derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset obligations. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. For more information about other uncertainties and risks, see the Investment and Other Risks note.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2013, if any.

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The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements and net of the related collateral received or pledged by the Funds as of August 31, 2013:

Core Plus Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$1,164,249	$—	$(641,509)	$522,740
Citibank N.A.	316,397	—	(224,296)	92,101
Deutsche Bank AG	5,056	—	5,056	—
JPMorgan Chase Bank, N.A.	274,684	—	(186,390)	88,294

Total	$1,760,386	$—	$(1,047,139)	$703,135

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$2,063,116	$(1,421,607)	$641,509	$—
Citibank N.A.	224,296	—	224,296	—
Deutsche Bank AG	691,602	(666,635)	(5,056)	19,911
Goldman Sachs International	14,551	—	—	14,551
JPMorgan Chase Bank, N.A.	702,759	(516,369)	186,390	—

Total	$3,696,324	$(2,604,611)	$1,047,139	$34,462

Currency Hedged International Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$396,839	$—	$(45,256)	$351,583
Citibank N.A.	102,374	—	(81,272)	21,102
Deutsche Bank AG	1,539	—	1,539	—
JPMorgan Chase Bank, N.A.	78,679	—	78,679	—

Total	$579,431	$—	$(46,310)	$372,685

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$45,256	$—	$45,256	$—
Citibank N.A.	81,272	—	81,272	—
Deutsche Bank AG	324,462	(265,591)	(1,539)	57,332
Goldman Sachs International	4,388	—	—	4,388
JPMorgan Chase Bank, N.A.	234,678	(80,347)	(78,679)	75,652

Total	$690,056	$(345,938)	$46,310	$137,372

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Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$170,620	$—	$—	$170,620
Citibank N.A.	3,772,175	—	(3,219,268)	552,907
Deutsche Bank AG	109,746,214	—	(109,029,503)	716,711
Goldman Sachs International	1,931,376	(1,931,376)	—	—	*

Total	$115,620,385	$(1,931,376)	$(112,248,771)	$1,440,238

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$3,374,981	$(3,374,981)	$—	$—	*
Citibank N.A.	3,687,959	(468,691)	3,219,268	—
Deutsche Bank AG	114,750,875	(5,721,372)	109,029,503	—
JPMorgan Chase Bank, N.A.	18,102,024	(17,703,218)	—	398,806

Total	$139,915,839	$(27,268,262)	$112,248,771	$398,806

Global Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$749,693	$(645,025)	$104,668	$—
Citibank N.A.	545,036	(545,036)	—	—	*
Deutsche Bank AG	2,858	—	2,858	—
JPMorgan Chase Bank, N.A.	312,901	—	(243,826)	69,075

Total	$1,610,488	$(1,190,061)	$(136,300)	$69,075

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$142,081	$—	$(104,668)	$37,413
Citibank N.A.	132,966	—	—	132,966
Deutsche Bank AG	625,507	(594,689)	(2,858)	27,960
Goldman Sachs International	3,465	—	—	3,465
JPMorgan Chase Bank, N.A.	462,395	(218,569)	243,826	—

Total	$1,366,414	$(813,258)	$136,300	$201,804

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International Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$363,792	$(282,439)	$(73,595)	$7,758
Citibank N.A.	292,581	(167,508)	(71,812)	53,261
Deutsche Bank AG	4,783	—	4,783	—
JPMorgan Chase Bank, N.A.	103,940	—	103,940	—

Total	$765,096	$(449,947)	$(36,684)	$61,019

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$73,595	$—	$73,595	$—
Citibank N.A.	71,812	—	71,812	—
Deutsche Bank AG	489,019	(444,140)	(4,783)	40,096
Goldman Sachs International	4,157	—	—	4,157
JPMorgan Chase Bank, N.A.	228,967	(92,622)	(103,940)	32,405

Total	$867,550	$(536,762)	$36,684	$76,658

Strategic Fixed Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$12,834,724	$(11,695,573)	$(1,063,820)	$75,331
Citibank N.A.	4,092,848	(2,450,768)	(1,378,656)	263,424
Deutsche Bank AG	102,698	—	102,698	—
JPMorgan Chase Bank, N.A.	2,196,914	—	2,196,914	—

Total	$19,227,184	$(14,146,341)	$(142,864)	$338,755

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$1,063,820	$—	$1,063,820	$—
Citibank N.A.	1,378,656	—	1,378,656	—
Deutsche Bank AG	3,990,863	(2,966,565)	(102,698)	921,600
Goldman Sachs International	92,618	—	—	92,618
JPMorgan Chase Bank, N.A.	5,266,778	(2,628,683)	(2,196,914)	441,181

Total	$11,792,735	$(5,595,248)	$142,864	$1,455,399

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World Opportunity Overlay Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$2,181,371	$(264,996)	$(1,854,366)	$62,009
Citibank N.A.	1,189,954	(675,620)	(430,127)	84,207
JPMorgan Chase Bank, N.A.	19,825	—	—	19,825
Morgan Stanley & Co. International PLC	9,141,246	(6,500,000)	2,641,246	—

Total	$12,532,396	$(7,440,616)	$356,753	$166,041

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$1,854,366	$—	$1,854,366	$—
Citibank N.A.	430,127	—	430,127	—
JPMorgan Chase Bank, N.A.	23,651,793	(23,651,793)	—	—	*
Merrill Lynch Capital Services, Inc.	8,317,872	(8,317,872)	—	—	*
Morgan Stanley & Co. International PLC	2,734,027	—	(2,641,246)	92,781

Total	$36,988,185	$(31,969,665)	$(356,753)	$92,781

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

The following tables present the Funds’ exchange-traded or cleared derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements and net of the related collateral received or pledged by the Funds as of August 31, 2013:

Core Plus Bond Fund

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$28,332	$—	$—	$28,332	*

Total	$28,332	$—	$—	$28,332

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
J.P.Morgan Securities LLC	$52,304	$(52,304)	$—	$—	*

Total	$52,304	$(52,304)	$—	$—

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Currency Hedged International Bond Fund

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$9,832	$—	$—	$9,832	*
J.P.Morgan Securities LLC	1,459	—	—	1,459	*

Total	$11,291	$—	$—	$11,291

Global Bond Fund

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$18,347	$—	$—	$18,347	*

Total	$18,347	$—	$—	$18,347

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
J.P.Morgan Securities LLC	$4,236	$(4,236)	$—	$—	*

Total	$4,236	$(4,236)	$—	$—

International Bond Fund

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$6,771	$—	$—	$6,771	*

Total	$6,771	$—	$—	$6,771

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
J.P.Morgan Securities LLC	$1,738	$(1,738)	$—	$—	*

Total	$1,738	$(1,738)	$—	$—

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Strategic Fixed Income Fund

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$172,518	$—	$—	$172,518	*

Total	$172,518	$—	$—	$172,518

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
J.P.Morgan Securities LLC	$139,069	$(139,069)	$—	$—	*

Total	$139,069	$(139,069)	$—	$—

World Opportunity Overlay Fund

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$69,615	$—	$—	$69,615	*
Credit Suisse Securities (USA) LLC	151,959	—	—	151,959	*

Total	$221,574	$—	$—	$221,574

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

The average derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants), notional amounts (swap contracts) or principal amounts (options) outstanding at each month-end, was as follows for the period ended August 31, 2013.

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options ($)	Rights and/or Warrants ($)
Asset Allocation Bond Fund	—	5,139,291*	—	143,478*	—
Core Plus Bond Fund	154,332,567	242,367,007	224,144,248	38,212,802	—
Currency Hedged International Bond Fund	70,992,376	68,276,707	23,347,327	11,954,322	—
Domestic Bond Fund	—	—	1,250,000*	—	—
Emerging Country Debt Fund	455,003,688	—	3,510,181,559	309,166,667	11,819,647
Global Bond Fund	155,957,050	137,823,047	41,618,366	25,404,678	—
International Bond Fund	88,370,151	48,438,726	23,850,019	11,759,439	—
Strategic Fixed Income Fund	1,136,725,602	1,216,767,568	455,981,202	278,320,953	—
World Opportunity Overlay Fund	—	—	4,852,865,952	1,334,503,970	—

*	During the period ended August 31, 2013, the Fund did not hold this investment type at any month-end, therefore, the average amount outstanding was calculated using daily outstanding absolute values, notional amounts or principal amounts.

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5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. That fee, if any, is paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged Interna-tional Bond Fund	Debt Oppor-tunities Fund	Domestic Bond Fund	Emerging Country Debt Fund	Global Bond Fund	Interna-tional Bond Fund	Short-Duration Collateral Fund	Short-Duration Collateral Share Fund	Strategic Fixed Income Fund	U.S. Treasury Fund	World Oppo-rtuni ty Overlay Fund
Management Fee	0.25%	0.25%	0.25%	0.25%	0.10% (currently 0.05% waived)	0.35%	0.19%	0.25%	—	0.05%	0.25%	0.08% (currently 0.08% waived)	—

In addition, each class of shares of certain Funds pays the Manager a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class III		Class IV	Class VI
Asset Allocation Bond Fund	0.15%			0.055%
Core Plus Bond Fund	0.15%		0.10%
Currency Hedged International Bond Fund	0.15%
Debt Opportunities Fund	0.15%	*		0.055%
Domestic Bond Fund	0.15%			0.055%
Emerging Country Debt Fund	0.15%		0.10%
Global Bond Fund	0.15%
International Bond Fund	0.15%
Short-Duration Collateral Share Fund	0.15%			0.055%	*
Strategic Fixed Income Fund	0.15%			0.055%

*	Class is offered but currently has no shareholders as of August 31, 2013.

For each Fund other than Global Bond Fund and Emerging Country Debt Fund, the Manager has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to the Manager. For Global Bond Fund, the Manager has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.06% of the Fund’s average daily net assets.

“Specified Operating Expenses” means only the following expenses to the extent that they are borne by a Fund: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

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For each Fund that charges a management fee, the Manager will waive and/or reduce the Fund’s management fee, but not below zero, to the extent necessary to offset the management fees directly or indirectly paid by the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, the Manager will waive and/or reduce the shareholder service fee charged by each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly paid by the class of shares of the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2014 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract or servicing and supplement support agreement.

In addition to the contractual waivers and reimbursements described above, the Manager has voluntarily agreed to waive Domestic Bond Fund’s management fee by 0.05% and U.S. Treasury Fund’s entire management fee. The Manager may change or terminate these voluntary waivers at any time.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with the Manager during the period ended August 31, 2013 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agents unaffiliated with the Manager ($)
Asset Allocation Bond Fund	828	184
Core Plus Bond Fund	1,104	184
Currency Hedged International Bond Fund	316	5
Debt Opportunities Fund	4,442	552
Domestic Bond Fund	1,012	184
Emerging Country Debt Fund	23,404	1,840
Global Bond Fund	828	184
International Bond Fund	332	5
Short-Duration Collateral Fund	3,864	552
Short-Duration Collateral Share Fund	184	5
Strategic Fixed Income Fund	9,200	1,380
U.S. Treasury Fund	16,234	2,396
World Opportunity Overlay Fund	3,465	552

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Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2013, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
Asset Allocation Bond Fund	<0.000%	0.000%	0.000%	<0.000%
Core Plus Bond Fund*	0.092%	0.004%	0.009%	0.105%
Currency Hedged International Bond Fund*	0.034%	0.004%	0.009%	0.047%
Debt Opportunities Fund	<0.000%	0.000%	0.000%	<0.000%
Domestic Bond Fund*	0.004%	0.000%	0.000%	0.004%
Emerging Country Debt Fund*	0.002%	0.000%	<0.001%	0.002%
Global Bond Fund*	0.076%	0.005%	0.009%	0.090%
International Bond Fund*	0.122%	0.004%	0.009%	0.135%
Short-Duration Collateral Fund	0.000%	0.000%	0.000%	0.000%
Short-Duration Collateral Share Fund	0.003%	0.000%	0.000%	0.003%
Strategic Fixed Income Fund	0.018%	0.004%	0.010%	0.032%
U.S. Treasury Fund	0.000%	0.000%	0.000%	0.000%
World Opportunity Overlay Fund	0.000%	0.000%	0.000%	0.000%

*	During the period, the Fund incurred non-recurring indirect legal expenses in connection with the final settlement of pending litigation. Subsequent to the receipt of the settlement proceeds, the underlying fund was liquidated.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2013 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	2,229,745,013	175,929,485	177,543,344	105,500,000
Core Plus Bond Fund	185,125,952	19,943,694	197,367,194	37,091,530
Currency Hedged International Bond Fund	3,937,331	2,940,828	3,828,806	2,294,594
Debt Opportunities Fund	—	426,911,416	1,371,790	158,048,463
Domestic Bond Fund	25,760,733	24,500,000	26,582,910	16,652,238
Emerging Country Debt Fund	149,420,892	685,563,793	69,671,447	168,078,265
Global Bond Fund	3,150,151	20,111,746	3,172,404	49,292,205
International Bond Fund	3,600,419	4,191,146	3,454,471	16,671,564
Short-Duration Collateral Fund	—	—	7,865,602	126,094,160
Short-Duration Collateral Share Fund	—	7,569,185	—	376,500
Strategic Fixed Income Fund	80,100,228	116,100,000	77,943,256	569,465,000
U.S. Treasury Fund	—	—	—	—
World Opportunity Overlay Fund	367,861,456	17,034,120	368,107,063	51,595,485

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7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Manager is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2013

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion
Asset Allocation Bond Fund	3	*	73.29%	—	100.00%
Core Plus Bond Fund	4		95.28%	0.03%	14.43%
Currency Hedged International Bond Fund	1		94.04%	0.01%	94.04%
Debt Opportunities Fund	4	**	90.66%	0.01%	99.84%
Domestic Bond Fund	3	***	89.57%	—	99.52%
Emerging Country Debt Fund	2	***	23.95%	0.07%	46.38%
Global Bond Fund	3		67.22%	—	63.58%
International Bond Fund	2		83.84%	5.63%	0.00%
Short-Duration Collateral Fund	2	*	75.69%	—	100.00%
Short-Duration Collateral Share Fund	3		92.17%	61.49%	0.00%
Strategic Fixed Income Fund	2	***	72.15%	—	100.00%
U.S. Treasury Fund	2	*	54.46%	0.13%	95.20%
World Opportunity Overlay Fund	2	***	72.09%	—	100.00%

*	Two of the shareholders are other funds of the Trust.
**	Three of the shareholders are other funds of the Trust.
***	One of the shareholders is another fund of the Trust.

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Funds’ shares were as follows:

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013

	Shares	Amount	Shares	Amount
Asset Allocation Bond Fund
Class III:
Shares sold	3,952,997	$97,101,423	2,070,300	$50,655,398
Shares issued to shareholders in reinvestment of distributions	—	—	33,254	807,729
Shares repurchased	(448)	(10,948)	(675,900)	(16,454,900)

Net increase (decrease)	3,952,549	$97,090,475	1,427,654	$35,008,227

Class VI:
Shares sold	82,793,402	$2,040,692,216	3,476,815	$85,079,880
Shares issued to shareholders in reinvestment of distributions	—	—	44,519	1,081,817
Shares repurchased	(595,072)	(14,550,207)	(4,660,888)	(113,592,513)

Net increase (decrease)	82,198,330	$2,026,142,009	(1,139,554)	$(27,430,816)

Core Plus Bond Fund
Class III:
Shares sold	—	$—	16,631	$122,601
Shares issued to shareholders in reinvestment of distributions	2,308	16,571	6,657	48,286
Shares repurchased	(82,674)	(592,454)	(20,196)	(150,173)

Net increase (decrease)	(80,366)	$(575,883)	3,092	$20,714

Class IV:
Shares sold	—	$—	12,990	$95,672
Shares issued to shareholders in reinvestment of distributions	410,789	2,957,677	1,142,149	8,301,987
Shares repurchased	(3,880)	(28,088)	(1,929,418)	(14,142,374)

Net increase (decrease)	406,909	$2,929,589	(774,279)	$(5,744,715)

Currency Hedged International Bond Fund
Class III:
Shares sold	—	$—	61,437	$510,381
Shares issued to shareholders in reinvestment of distributions	106,416	911,980	308,625	2,669,608
Shares repurchased	(22,960)	(203,278)	(1,063,707)	(8,978,407)

Net increase (decrease)	83,456	$708,702	(693,645)	$(5,798,418)

Debt Opportunities Fund
Class VI:
Shares sold	8,798,924	$239,778,505	21,056,932	$552,417,644
Shares issued to shareholders in reinvestment of distributions	266,539	7,196,557	928,322	24,359,664
Shares repurchased	(87,624)	(2,388,319)	(71,734)	(1,838,578)
Purchase premium fees	—	957,728	—	2,214,206
Redemption fees	—	4,336	—	3,033

Net increase (decrease)	8,977,839	$245,548,807	21,913,520	$577,155,969

145

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013

	Shares	Amount	Shares	Amount
Domestic Bond Fund
Class III:
Shares sold	—	$—	—	$—
Shares repurchased	(66,105)	(1,045,063)	—	—

Net increase (decrease)	(66,105)	$(1,045,063)	—	$—

Class VI:
Shares sold	—	$—	—	$—
Shares repurchased	(24,184)	(393,235)	—	—

Net increase (decrease)	(24,184)	$(393,235)	—	$—

Emerging Country Debt Fund
Class III:
Shares sold	6,750,687	$68,527,960	11,551,938	$117,933,939
Shares issued to shareholders in reinvestment of distributions	471,523	4,540,768	2,987,123	30,018,467
Shares repurchased	(468,904)	(4,788,676)	(44,032,466)	(438,865,618)
Purchase premiums	—	535,881	—	846,685
Redemption fees	—	50,565	—	591,943

Net increase (decrease)	6,753,306	$68,866,498	(29,493,405)	$(289,474,584)

Class IV:
Shares sold	53,814,080	$529,580,807	94,347,392	$946,845,601
Shares issued to shareholders in reinvestment of distributions	1,878,381	18,070,027	10,665,343	107,808,489
Shares repurchased	(6,053,552)	(60,102,659)	(36,884,162)	(357,467,931)
Purchase premiums	—	2,404,798	—	2,330,408
Redemption fees	—	209,347	—	1,226,714

Net increase (decrease)	49,638,909	$490,162,320	68,128,573	$700,743,281

Global Bond Fund
Class III:
Shares sold	1,343,589	$11,337,032	2,837,706	$23,577,950
Shares issued to shareholders in reinvestment of distributions	36,175	295,185	212,699	1,778,023
Shares repurchased	(5,270,183)	(43,870,188)	(3,425,293)	(28,283,825)

Net increase (decrease)	(3,890,419)	$(32,237,971)	(374,888)	$(2,927,852)

International Bond Fund
Class III:
Shares sold	—	$—	86,204	$586,912
Shares issued to shareholders in reinvestment of distributions	—	—	109,873	727,361
Shares repurchased	(1,993,149)	(13,504,294)	(113,111)	(782,676)

Net increase (decrease)	(1,993,149)	$(13,504,294)	82,966	$531,597

Short-Duration Collateral Fund
Shares issued to shareholders in reinvestment of distributions	2,145,296	$7,569,185	4,330,237	$19,558,309
Shares repurchased	(108,740)	(376,500)	(1,694,994)	(6,939,554)

Net increase (decrease)	2,036,556	$7,192,685	2,635,243	$12,618,755

146

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013

	Shares	Amount	Shares	Amount
Short-Duration Collateral Share Fund
Class III:
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	1,931	41,884	15,382	310,730
Shares repurchased	(15,665)	(341,820)	(26,005)	(513,346)

Net increase (decrease)	(13,734)	$(299,936)	(10,623)	$(202,616)

Strategic Fixed Income Fund
Class III:
Shares sold	466,663	$7,634,780	4,421,324	$73,477,169
Shares issued to shareholders in reinvestment of distributions	122,911	1,970,258	495,003	7,990,328
Shares repurchased	(1,450,369)	(23,513,109)	(1,542,929)	(25,227,561)
Purchase premiums	—	2,464	—	16,252
Redemption fees	—	84,476	—	77,741

Net increase (decrease)	(860,795)	$(13,821,131)	3,373,398	$56,333,929

Class VI:
Shares sold	932,911	$15,393,026	5,866,043	$97,724,127
Shares issued to shareholders in reinvestment of distributions	1,691,697	27,117,909	9,642,991	155,806,074
Shares repurchased	(30,933,933)	(497,895,495)	(59,770,229)	(980,587,712)
Purchase premium fees	—	30,848	—	272,112
Redemption fees	—	945,527	—	1,879,192

Net increase (decrease)	(28,309,325)	$(454,408,185)	(44,261,195)	$(724,906,207)

U.S. Treasury Fund
Shares sold	205,348,425	$5,134,890,651	355,478,405	$8,887,223,258
Shares issued to shareholders in reinvestment of distributions	39,130	978,509	64,744	1,618,607
Shares repurchased	(212,057,308)	(5,302,817,323)	(321,319,710)	(8,033,205,655)

Net increase (decrease)	(6,669,753)	$(166,948,163)	34,223,439	$855,636,210

World Opportunity Overlay Fund
Shares sold	—	$—	226,302	$5,575,000
Shares repurchased	(5,974,205)	(155,920,000)	(8,934,717)	(216,595,142)

Net increase (decrease)	(5,974,205)	$(155,920,000)	(8,708,415)	$(211,020,142)

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of the Trust during the period ended August 31, 2013 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$500,127	$175,929,485	$105,500,000	$20,784	$8,701	$—	$70,907,506

147

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Core Plus Bond Fund
GMO Emerging Country Debt Fund, Class IV	$10,477,792	$124,050	$—	$124,050	$—	$—	$9,840,596
GMO Short-Duration Collateral Fund	28,926,511	—	—	118,132	—	5,300,768	24,550,449
GMO Special Purpose Holding Fund	50,683	—	141,703	—	—	3,986,337	—
GMO U.S. Treasury Fund	39,587,555	14,811,344	35,600,000	9,400	1,944	—	18,797,337
GMO World Opportunity Overlay Fund	52,142,116	—	—	—	—	—	53,177,649

Totals	$131,184,657	$14,935,394	$35,741,703	$251,582	$1,944	$9,287,105	$106,366,031

Currency Hedged International Bond Fund
GMO Emerging Country Debt Fund, Class IV	$3,108,722	$36,805	$—	$36,801	$—	$—	$2,919,668
GMO Short-Duration Collateral Fund	10,463,896	—	—	42,734	—	1,917,503	8,880,897
GMO Special Purpose Holding Fund	2,968	—	8,297	—	—	233,409	—
GMO U.S. Treasury Fund	6,719,605	2,904,023	1,700,000	3,303	732	—	7,923,187
GMO World Opportunity Overlay Fund	15,400,692	—	—	—	—	—	15,706,547

Totals	$35,695,883	$2,940,828	$1,708,297	$82,838	$732	$2,150,912	$35,430,299

Debt Opportunities Fund
GMO U.S. Treasury Fund	$28,007,742	$50,011,510	$39,000,000	$11,508	$2	$—	$39,020,848

Domestic Bond Fund
GMO Short-Duration Collateral Fund	$177,756,635	$—	$—	$725,934	$—	$32,573,809	$150,865,247
GMO Special Purpose Holding Fund	801	—	2,238	—	—	62,970	—
GMO U.S. Treasury Fund	365,351	24,500,000	16,650,000	1,731	10	—	8,212,252

Totals	$178,122,787	$24,500,000	$16,652,238	$727,665	$10	$32,636,779	$159,077,499

Emerging Country Debt Fund
GMO Short-Duration Collateral Fund	$15,506,720	$—	$—	$63,328	$—	$2,841,598	$13,160,831
GMO Special Purpose Holding Fund	11,561	—	32,323	—	—	909,295	—
GMO U.S. Treasury Fund	31	74,004,379	—	4,379	—	—	73,984,416
GMO World Opportunity Overlay Fund	38,916,722	—	—	—	—	—	39,689,601

Totals	$54,435,034	$74,004,379	$32,323	$67,707	$—	$3,750,893	$126,834,848

Global Bond Fund
GMO Emerging Country Debt Fund, Class IV	$8,188,930	$96,951	$2,328,000	$96,951	$—	$—	$5,405,057
GMO Short-Duration Collateral Fund	30,705,579	—	—	125,397	—	5,626,781	26,060,376
GMO Special Purpose Holding Fund	24,753	—	69,205	—	—	1,946,842	—
GMO U.S. Treasury Fund	33,345,121	20,014,795	39,600,000	12,010	2,785	—	13,759,912
GMO World Opportunity Overlay Fund	37,691,995	—	7,295,000	—	—	—	31,117,235

Totals	$109,956,378	$20,111,746	$49,292,205	$234,358	$2,785	$7,573,623	$76,342,580

International Bond Fund
GMO Emerging Country Debt Fund, Class IV	$3,087,707	$36,556	$590,000	$36,556	$—	$—	$2,321,511
GMO Short-Duration Collateral Fund	15,524,056	—	—	63,398	—	2,844,775	13,175,545
GMO Special Purpose Holding Fund	20,231	—	56,564	—	—	1,591,252	—
GMO U.S. Treasury Fund	10,208,382	4,154,590	13,500,000	3,683	907	—	866,489
GMO World Opportunity Overlay Fund	15,702,723	—	2,525,000	—	—	—	13,480,196

Totals	$44,543,099	$4,191,146	$16,671,564	$103,637	$907	$4,436,027	$29,843,741

Short-Duration Collateral Share Fund
GMO Short-Duration Collateral Fund	$38,038,518	$7,569,185	$376,500	$165,008	$—	$7,404,177	$39,024,971

148

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Strategic Fixed Income Fund
GMO Emerging Country Debt Fund, Class IV	$71,686,956	$—	$12,465,000	$848,724	$—	$—	$54,312,364
GMO Short-Duration Collateral Fund	411,040,185	—	—	1,678,633	—	75,322,895	348,857,183
GMO U.S. Treasury Fund	402,640,955	116,100,000	410,900,000	153,195	36,937	—	107,954,702
GMO World Opportunity Overlay Fund	453,187,336	—	146,100,000	—	—	—	315,580,831

Totals	$1,338,555,432	$116,100,000	$569,465,000	$2,680,552	$36,937	$75,322,895	$826,705,080

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2013 through August 31, 2013. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2014.

149

GMO Trust Funds

Board Review of Management Agreements

August 31, 2013 (Unaudited)

Asset Allocation Bond Fund

Approval of renewal of management agreement for GMO Asset Allocation Bond Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. In addition, the Trustees took into account their discussion with representatives of the Manager regarding ways to evaluate the performance of the Fund, given that the Fund is not a standalone investment and the investment strategies the Manager pursues for the Fund are intended to complement the strategies being pursued by the Manager in other GMO funds or accounts. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

150

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

Core Plus Bond Fund

Approval of renewal of management agreement for GMO Core Plus Bond Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

151

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

Currency Hedged International Bond Fund

Approval of renewal of management agreement for GMO Currency Hedged International Bond Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

152

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

Debt Opportunities Fund

Approval of renewal of management agreement for GMO Debt Opportunities Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

153

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

Domestic Bond Fund

Approval of renewal of management agreement for GMO Domestic Bond Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

154

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

Emerging Country Debt Fund

Approval of renewal of management agreement for GMO Emerging Country Debt Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

155

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

Global Bond Fund

Approval of renewal of management agreement for GMO Global Bond Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

156

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

International Bond Fund

Approval of renewal of management agreement for GMO International Bond Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

157

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

Short-Duration Collateral Fund

Approval of renewal of management agreement for GMO Short-Duration Collateral Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management agreement or any shareholder servicing and supplemental support agreement. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

158

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

Short-Duration Collateral Share Fund

Approval of renewal of management agreement for GMO Short-Duration Collateral Share Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees noted that the Fund invests substantially all of its assets in another series of the Trust, GMO Short-Duration Collateral Fund (“SDCF”) and, therefore, that the Fund’s investment objective and principal investment strategies are identical to those of SDCF.

The Trustees considered the Fund’s and SDCF’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund and SDCF. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund and SDCF had performed as expected given market conditions in recent years. The Trustees’ review of the Fund’s and SDCF’s performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees noted that the Fund’s expense ratio reflects total expenses payable by the Fund and SDCF. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund and SDCF.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements, and noted that SDCF does not pay a fee to the Manager under SDCF’s management agreement or any shareholder servicing and supplemental support agreement. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund and SDCF, the Manager’s overall profitability, and its profitability by division and with respect to the Fund and SDCF. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund and SDCF, the Manager’s reputation and relationship with Fund and SDCF investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund and SDCF.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

159

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

Strategic Fixed Income Fund

Approval of renewal of management agreement for GMO Strategic Fixed Income Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. In addition, the Trustees took into account their discussion with representatives of the Manager regarding ways to evaluate the performance of the Fund, given that the Fund is not a standalone investment and the investment strategies the Manager pursues for the Fund are intended to complement the strategies being pursued by the Manager in other GMO funds or accounts. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

160

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

U.S. Treasury Fund

Approval of renewal of management agreement for GMO U.S. Treasury Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management agreement. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

161

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

World Opportunity Overlay Fund

Approval of renewal of management agreement for GMO World Opportunity Overlay Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management agreement or any shareholder servicing and supplemental support agreement. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

162

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2013 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2013.

As a shareholder of the Funds, you may incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in Dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2013 through August 31, 2013.

Actual Expense

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid* During the Period	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid* During the Period	Annualized Net Expense Ratio
Asset Allocation Bond Fund
Class III	$1,000.00	$985.70	$2.00	$1,000.00	$1,023.19	$2.04	0.40%
Class VI	$1,000.00	$986.10	$1.55	$1,000.00	$1,023.64	$1.58	0.31%
Core Plus Bond Fund
Class III	$1,000.00	$977.60	$2.44	$1,000.00	$1,022.74	$2.50	0.49%
Class IV	$1,000.00	$976.40	$2.19	$1,000.00	$1,022.99	$2.24	0.44%
Currency Hedged International Bond Fund
Class III	$1,000.00	$980.70	$2.25	$1,000.00	$1,022.94	$2.29	0.45%
Debt Opportunities Fund
Class VI	$1,000.00	$1,012.80	$1.57	$1,000.00	$1,023.64	$1.58	0.31%
Domestic Bond Fund
Class III	$1,000.00	$1,029.20	$1.07	$1,000.00	$1,024.15	$1.07	0.21%
Class VI	$1,000.00	$1,029.90	$0.56	$1,000.00	$1,024.65	$0.56	0.11%
Emerging Country Debt Fund
Class III	$1,000.00	$939.10	$2.79	$1,000.00	$1,022.33	$2.91	0.57%
Class IV	$1,000.00	$939.20	$2.54	$1,000.00	$1,022.58	$2.65	0.52%
Global Bond Fund
Class III	$1,000.00	$976.20	$2.34	$1,000.00	$1,022.84	$2.40	0.47%
International Bond Fund
Class III	$1,000.00	$992.70	$2.71	$1,000.00	$1,022.48	$2.75	0.54%
Short-Duration Collateral Fund
Core Shares	$1,000.00	$1,035.90	$0.00	$1,000.00	$1,025.21	$0.00	0.00%

163

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2013 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid* During the Period	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid* During the Period	Annualized Net Expense Ratio
Short-Duration Collateral Share Fund
Class III	$1,000.00	$1,034.90	$1.03	$1,000.00	$1,024.20	$1.02	0.20%
Strategic Fixed Income Fund
Class III	$1,000.00	$991.20	$2.06	$1,000.00	$1,023.14	$2.09	0.41%
Class VI	$1,000.00	$991.30	$1.61	$1,000.00	$1,023.59	$1.63	0.32%
U.S. Treasury Fund
Core Shares	$1,000.00	$1,000.50	$0.00	$1,000.00	$1,025.21	$0.00	0.00%
World Opportunity Overlay Fund
Core Shares	$1,000.00	$1,019.90	$0.20	$1,000.00	$1,025.00	$0.20	0.04%

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2013, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

164

GMO Trust

Semiannual Report

August 31, 2013

Foreign Fund

Foreign Small Companies Fund

Global Focused Equity Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Foreign Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.1%
Mutual Funds	1.9
Preferred Stocks	1.5
Short-Term Investments	0.8
Rights	0.0 ^
Other	(1.3)

100.0%

Country Summary*	% of Investments
Japan	24.6%
United Kingdom	19.1
France	16.4
Germany	8.6
Italy	7.0
Australia	6.9
Netherlands	4.4
Switzerland	3.8
Spain	1.6
Sweden	1.5
Hong Kong	1.2
Belgium	1.1
South Korea	0.9
Taiwan	0.6
Panama	0.5
Russia	0.5
Ireland	0.4
Israel	0.4
Norway	0.4
Mexico	0.1
Philippines	0.0 ^

100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Banks	14.3%
Automobiles & Components	10.4
Capital Goods	10.3
Materials	6.5
Food, Beverage & Tobacco	6.4
Pharmaceuticals, Biotechnology & Life Sciences	6.2
Insurance	6.0
Energy	5.6
Diversified Financials	5.5
Telecommunication Services	4.6
Transportation	3.9
Media	3.9
Technology Hardware & Equipment	2.6
Consumer Services	2.6
Utilities	2.2
Food & Staples Retailing	2.0
Real Estate	1.9
Retailing	1.6
Health Care Equipment & Services	0.7
Consumer Durables & Apparel	0.6
Household & Personal Products	0.6
Software & Services	0.6
Semiconductors & Semiconductor Equipment	0.6
Commercial & Professional Services	0.4

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.1%

	Australia — 6.8%
1,361,916	Asciano Group	6,719,848
280,541	Australia and New Zealand Banking Group Ltd	7,365,327
214,081	Leighton Holdings Ltd	3,290,385
1,422,445	Telstra Corp Ltd	6,189,605
622,666	Toll Holdings Ltd	3,009,990

	Total Australia	26,575,155

	Belgium — 1.1%
45,565	Anheuser-Busch InBev NV	4,249,442

	France — 16.1%
73,767	Accor SA	2,791,277
317,152	ArcelorMittal	4,057,531
34,103	Arkema SA	3,445,836
176,183	AXA	3,839,923
78,144	BNP Paribas	4,899,367
42,455	Cap Gemini SA	2,325,396
96,281	Carrefour SA	3,014,575
30,559	Cie Generale des Etablissements Michelin - Class B	2,924,972
80,842	Compagnie de Saint-Gobain	3,770,370
97,683	GDF Suez	2,119,414
11,459	Publicis Groupe SA	852,266
61,495	Rexel SA	1,414,558
73,591	Sanofi	7,052,704
11,975	Societe BIC SA	1,376,851
108,928	Societe Generale	4,770,325
23,560	Sodexo	2,078,536
15,194	Technip SA	1,766,428
160,230	TF1 SA	2,133,476
53,274	Total SA	2,950,096
33,538	Valeo SA	2,524,318
204,695	Veolia Environnement	3,162,306

	Total France	63,270,525

	Germany — 7.0%
37,914	Allianz SE (Registered)	5,431,810
122,920	Celesio AG	2,563,328
71,104	Daimler AG (Registered)	4,879,008
100,367	Deutsche Bank AG (Registered)	4,357,011
212,625	E.ON AG	3,364,654
56,517	Osram Licht AG *	2,262,533
41,637	Siemens AG (Registered)	4,410,026

	Total Germany	27,268,370

	Hong Kong — 1.1%
161,000	Cheung Kong Holdings Ltd	2,294,678
1,001,000	HKT Trust	942,988

Shares	Description	Value ($)
	Hong Kong — continued
897,000	New World Development Ltd	1,251,492

	Total Hong Kong	4,489,158

	Ireland — 0.3%
22,555	Kerry Group Plc - Class A	1,423,026

	Israel — 0.4%
906,996	Bezeq Israeli Telecommunication Corp Ltd	1,477,805

	Italy — 6.9%
140,647	Assicurazioni Generali SPA	2,690,274
46,664	Atlantia SPA	841,792
184,965	Autogrill SPA *	2,914,092
262,712	ENI SPA	5,983,997
193,260	Fiat Industrial SPA	2,311,546
76,933	Gtech SPA	2,161,535
984,025	Mediaset SPA *	4,037,270
685,875	Mediobanca SPA	4,258,497
59,042	Saipem SPA	1,314,286
349,125	Saras SPA *	420,796

	Total Italy	26,934,085

	Japan — 24.3%
517,000	Asahi Kasei Corp	3,783,501
46,900	Astellas Pharma Inc	2,386,173
884	Dai-ichi Life Insurance Co Ltd (The)	1,173,856
21,500	Daito Trust Construction Co Ltd	1,962,390
82,000	Daiwa House Industry Co Ltd	1,465,129
1,208	Fuji Media Holdings Inc	2,219,151
662,000	Hitachi Ltd	3,960,140
164,900	Honda Motor Co Ltd	5,912,532
321,200	Itochu Corp	3,615,822
49,700	Japan Airlines Co Ltd	2,629,265
120,500	Japan Tobacco Inc	4,069,870
75,700	KDDI Corp	3,598,657
42,300	Lawson Inc	3,176,766
1,211,000	Mazda Motor Corp *	4,821,057
1,558,800	Mitsubishi UFJ Financial Group Inc	9,084,384
189,500	Mitsui & Co Ltd	2,620,572
520,500	Nissan Motor Co Ltd	5,149,065
49,900	Nitto Denko Corp	2,638,979
203,000	Sekisui Chemical Co Ltd	1,857,024
1,365,000	Shinsei Bank Ltd	2,670,245
119,700	Shionogi & Co Ltd	2,324,494
251,000	Sumitomo Mitsui Financial Group Inc	11,032,922
72,000	Tokio Marine Holdings Inc	2,202,080
132,200	Toyota Motor Corp	7,952,020
88,950	Yamada Denki Co Ltd	2,801,590

	Total Japan	95,107,684

2	See accompanying notes to the financial statements.

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Mexico — 0.1%
103,700	Fibra Uno Administracion SA de CV (REIT)	298,891

	Netherlands — 4.4%
61,198	Akzo Nobel NV	3,600,600
98,243	Delta Lloyd NV	1,876,326
391,143	ING Groep NV *	4,258,615
184,811	Koninklijke Philips Electronics NV	5,714,735
107,488	Koninklijke Ahold NV	1,712,416

	Total Netherlands	17,162,692

	Norway — 0.4%
169,438	ProSafe SE	1,509,337

	Panama — 0.5%
14,400	Copa Holdings SA - Class A	1,883,232

	Philippines — 0.0%
12,060	Cebu Air Inc	14,731

	Russia — 0.5%
201,953	Sberbank Sponsored ADR	2,128,875

	South Korea — 0.9%
53,780	LG Display Co Ltd *	1,406,421
1,778	Samsung Electronics Co Ltd	2,179,846

	Total South Korea	3,586,267

	Spain — 1.5%
197,054	Atresmedia Corp de Medios de Comunicaion SA	1,924,770
241,249	Banco Santander SA	1,704,723
27,212	Mediaset Espana Comunicacion SA *	265,488
95,435	Repsol YPF SA	2,214,644

	Total Spain	6,109,625

	Sweden — 1.5%
297,351	Nordea Bank AB	3,457,187
97,698	Svenska Cellulosa AB - Class B	2,385,905

	Total Sweden	5,843,092

	Switzerland — 3.8%
42,182	Novartis AG (Registered)	3,072,947
14,127	Roche Holding AG (Non Voting)	3,521,370
6,593	Syngenta AG (Registered)	2,581,790
115,407	UBS AG (Registered)	2,229,849
13,790	Zurich Insurance Group AG	3,429,354

	Total Switzerland	14,835,310

	Taiwan — 0.6%
141,416	Asustek Computer Inc	1,121,959

Shares	Description	Value ($)
	Taiwan — continued
406,000	Hon Hai Precision Industry Co Ltd *	1,094,929

	Total Taiwan	2,216,888

	United Kingdom — 18.9%
509,654	Aberdeen Asset Management Plc	2,785,000
18,782	Berkeley Group Holdings Plc (Unit Shares)	616,965
208,589	BG Group Plc	3,969,056
70,872	BHP Billiton Plc	2,061,340
101,735	British American Tobacco Plc	5,144,194
644,730	BT Group Plc	3,247,196
25,731	DCC Plc	1,021,779
130,436	Diageo Plc	3,997,390
140,383	Domino Printing Sciences Plc	1,454,230
215,493	GlaxoSmithKline Plc	5,495,841
392,188	Howden Joinery Group Plc	1,711,055
759,986	HSBC Holdings Plc	7,957,020
108,435	Imperial Tobacco Group Plc	3,585,309
194,596	Inchcape Plc	1,775,269
113,188	John Wood Group Plc	1,413,234
46,381	Johnson Matthey Plc	2,043,706
160,947	Prudential Plc	2,692,008
38,695	Renishaw Plc	1,018,984
22,778	Rio Tinto Plc	1,028,422
197,602	Rolls-Royce Holdings Plc	3,408,181
114,214	Schroders Plc (Non Voting)	3,282,875
75,505	Travis Perkins Plc	1,842,631
55,920	Unilever Plc	2,132,215
763,884	Vodafone Group Plc	2,460,865
67,218	Weir Group Plc (The)	2,268,394
35,894	Wolseley Plc	1,815,125
197,446	WPP Plc	3,657,793

	Total United Kingdom	73,886,077

	TOTAL COMMON STOCKS (COST $352,532,925)	380,270,267

	PREFERRED STOCKS — 1.5%

	Germany — 1.5%
25,525	Volkswagen AG 2.09%	5,805,592

	TOTAL PREFERRED STOCKS (COST $5,287,140)	5,805,592

	RIGHTS/WARRANTS — 0.0%

	Italy — 0.0%
148,359	FIAT Industrial SPA Rights, Expires 10/09/13 *	73

	TOTAL RIGHTS/WARRANTS (COST $235)	73

See accompanying notes to the financial statements.	3

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 1.9%

		United States — 1.9%
		Affiliated Issuers
	297,617	GMO U.S. Treasury Fund	7,440,422

		TOTAL MUTUAL FUNDS (COST $7,440,639)	7,440,422

		SHORT-TERM INVESTMENTS — 0.8%

		Time Deposits — 0.8%
AUD	62	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.67%, due 09/03/13	55
NOK	85	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.50%, due 09/03/13	14
JPY	9,184,575	Citibank (New York) Time Deposit, 0.01%, due 09/03/13	93,550
USD	2,130,189	JPMorgan Chase (New York) Time Deposit, 0.06%, due 09/03/13	2,130,189
USD	1,019,635	Societe Generale (Paris) Time Deposit, 0.06%, due 09/03/13	1,019,635

		Total Time Deposits	3,243,443

		TOTAL SHORT-TERM INVESTMENTS (COST $3,243,443)	3,243,443

		TOTAL INVESTMENTS — 101.3% (Cost $368,504,382)	396,759,797
		Other Assets and Liabilities (net) — (1.3%)	(5,174,223)

		TOTAL NET ASSETS — 100.0%	$391,585,574

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 12.

4	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.3%
Mutual Funds	3.6
Short-Term Investments	0.5
Preferred Stocks	0.4
Other	0.2

100.0%

Country Summary*	% of Investments
Japan	22.6%
United Kingdom	20.0
France	12.9
Italy	7.7
Germany	5.9
Australia	5.4
Canada	3.8
South Korea	3.3
Switzerland	3.3
Mexico	2.2
Norway	1.9
Austria	1.4
Belgium	1.4
Spain	1.4
New Zealand	1.1
Singapore	0.9
Hong Kong	0.8
Brazil	0.7
Chile	0.7
Finland	0.7
Netherlands	0.6
Ireland	0.5
Sweden	0.5
India	0.2
Thailand	0.1
Philippines	0.0 ^

100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Capital Goods	13.9%
Materials	7.7
Automobiles & Components	7.7
Energy	6.7
Retailing	6.6
Consumer Services	6.2
Health Care Equipment & Services	5.0
Commercial & Professional Services	4.6
Real Estate	4.6
Diversified Financials	4.6
Media	4.4
Transportation	4.4
Technology Hardware & Equipment	3.5
Banks	3.4
Food, Beverage & Tobacco	3.4
Consumer Durables & Apparel	3.4
Insurance	2.9
Software & Services	2.9
Pharmaceuticals, Biotechnology & Life Sciences	1.0
Semiconductors & Semiconductor Equipment	0.9
Utilities	0.9
Telecommunication Services	0.9
Household & Personal Products	0.4

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

5

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.3%

	Australia — 5.2%
2,378,746	Asciano Group	11,737,003
4,306,412	Federation Centres Ltd	8,714,113
1,579,111	Primary Health Care Ltd	7,230,672
2,175,118	Toll Holdings Ltd	10,514,598
2,584,996	Tox Free Solutions Ltd	7,641,713

	Total Australia	45,838,099

	Austria — 1.3%
466,824	Wienerberger AG	6,760,788
380,997	Zumtobel AG	4,737,236

	Total Austria	11,498,024

	Belgium — 1.4%
53,515	Compagnie d’Entreprises CFE	2,907,064
92,601	SA D’Ieteren NV	4,284,607
104,120	Umicore SA	4,821,184

	Total Belgium	12,012,855

	Brazil — 0.7%
491,800	Cia de Locacao das Americas *	1,721,130
745,500	Even Construtora e Incorporadora SA	2,502,758
216,300	Grendene SA	1,736,057

	Total Brazil	5,959,945

	Canada — 3.6%
220,940	Alamos Gold Inc	3,605,771
367,200	Canyon Services Group Inc	4,092,783
163,700	Corus Entertainment Inc - Class B	3,924,262
793,400	Gran Tierra Energy Inc *	5,423,412
172,300	Karnalyte Resources Inc *	327,162
827,800	NuVista Energy Ltd *	5,831,459
478,700	Precision Drilling Corp	4,712,920
464,900	Western Energy Services Corp	3,729,617

	Total Canada	31,647,386

	Chile — 0.2%
1,500,000	Administradora de Fondos de Pensiones Provida SA	2,175,404

	Finland — 0.7%
111,530	Aspo Oyj	786,424
241,349	Tikkurila Oyj	5,430,807

	Total Finland	6,217,231

	France — 12.3%
176,684	Accor SA	6,685,564
79,826	Arkema SA	8,065,780
156,980	Cap Gemini SA	8,598,298

Shares	Description	Value ($)
	France — continued
78,752	Cie Generale des Etablissements Michelin -Class B	7,537,793
75,196	Euler Hermes SA	8,498,069
334,822	Faurecia *	8,519,095
103,547	Groupe Steria SCA	1,557,754
141,428	Legrand SA	7,169,542
184,577	Nexity SA	6,803,213
252,808	Rexel SA	5,815,296
44,800	SA des Ciments Vicat	2,918,456
95,928	Sodexo	8,463,063
55,244	Technip SA	6,422,570
244,417	TF1 SA	3,254,433
138,535	Valeo SA	10,427,169
491,415	Veolia Environnement	7,591,804

	Total France	108,327,899

	Germany — 5.6%
302,289	Celesio AG	6,303,823
112,967	Delticom AG	5,772,868
283,845	Deutsche Wohnen AG	4,973,607
812,537	Deutz AG *	7,318,818
77,444	HeidelbergCement AG	5,371,107
267,743	Rhoen-Klinikum AG	6,213,862
414,905	SAF-Holland SA *	4,515,374
372,713	TAG Immobilien AG	4,353,737
224,876	Tom Tailor Holding AG *	4,692,181

	Total Germany	49,515,377

	Hong Kong — 0.8%
4,660,910	HKT Trust	4,390,793
880,500	Hopewell Holdings Ltd	2,791,333

	Total Hong Kong	7,182,126

	India — 0.2%
1,585,122	KEC International Ltd	573,223
632,259	Rolta India Ltd	592,866
101,200	Sobha Developers Ltd	380,766

	Total India	1,546,855

	Ireland — 0.5%
64,815	Kerry Group Plc - Class A	4,089,268

	Italy — 7.4%
1,641,757	Amplifon SPA	8,680,475
787,889	Autogrill SPA *	12,413,058
3,808,304	Banco Popolare Scarl *	5,409,525
1,497,079	Credito Emiliano SPA	8,404,814
279,257	Gtech SPA	7,846,097
1,594,232	Mediaset SPA *	6,540,835
1,080,369	Mediobanca SPA	6,707,852

6	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
941,601	Mediolanum SPA	6,553,160
1,906,516	Saras SPA *	2,297,901

	Total Italy	64,853,717

	Japan — 21.6%
789,000	77 Bank Ltd (The)	3,547,506
1,082,000	Calsonic Kansei Corp	5,237,762
316,500	Capcom	5,434,516
258,500	Century Tokyo Leasing Corp	6,964,666
607,000	Daicel Chemical Industries Ltd	5,228,155
288,000	Fujitsu General Ltd	3,080,962
450,200	Fuji Oil Co Ltd	7,894,050
1,031,000	GS Yuasa Corp	5,069,541
205,200	Hitachi Chemical Co Ltd	3,372,971
416,400	Hitachi Transport System Ltd	5,522,043
318,300	Ibiden Co Ltd	4,554,324
327,200	Izumi Co Ltd	9,042,016
690,000	Japan Aviation Electronics Industry Ltd	6,802,538
442	Japan Logistics Fund Inc	3,999,798
205,640	K’s Holdings Corp	6,247,860
377,900	Keihin Corp	5,439,617
161,500	Kintetsu World Express Inc	5,766,789
193,200	Kyorin Co Ltd	4,127,645
1,495,000	Mitsubishi UFJ Lease & Finance Co Ltd	6,739,614
246,900	Nabtesco Corp	5,271,802
879,300	NHK Spring Co Ltd	9,256,242
384,400	Nihon Kohden Corp	14,155,207
417,000	Nippon Shokubai Co Ltd	4,218,714
1,072,000	Nippon Soda Co Ltd	6,169,298
649,000	Nissin Electric Co Ltd	3,746,361
398,500	Paltac Corp	5,130,051
857,000	Rengo Co Ltd	4,208,632
1,330,000	Sanden Corp	5,162,293
1,290,000	Sanwa Holdings Corp	7,170,732
308,500	Sumitomo Rubber Industries	4,314,706
218,400	Tokai Rika Co Ltd	4,306,343
863,000	Tsubakimoto Chain Co	5,763,338
187,700	United Arrows Ltd	7,516,430

	Total Japan	190,462,522

	Mexico — 2.1%
400,000	Banregio Grupo Financiero SAB de CV	2,380,061
1,718,400	Corp Inmobiliaria Vesta SAB de CV	3,331,080
1,800,000	Fibra Shop Portafolios Inmobiliarios SAPI de CV *	2,288,900
1,889,400	Genomma Lab Internacional SAB de CV - Class B *	4,093,865
1,517,000	Hoteles City Express SAB de CV *	2,528,523
955,700	Mexico Real Estate Management SA de CV	1,699,531
863,900	Organizacion Cultiba SAB de CV	2,049,669

	Total Mexico	18,371,629

Shares	Description	Value ($)
	Netherlands — 0.6%
152,634	Imtech NV *	370,500
146,588	Unit 4 Agresso NV	5,136,111

	Total Netherlands	5,506,611

	New Zealand — 1.1%
3,130,637	Sky City Entertainment Group Ltd	9,396,493

	Norway — 1.8%
119,287	Fred Olsen Energy ASA	5,517,969
719,611	ProSafe SE	6,410,223
524,280	SpareBank 1 SR Bank ASA	4,212,376

	Total Norway	16,140,568

	Philippines — 0.0%
128,320	Cebu Air Inc	156,742

	Singapore — 0.8%
1,009,000	ComfortDelgro Corp Ltd	1,453,526
3,380,640	Mapletree Logistics Trust (REIT)	2,789,956
1,214,000	MobileOne Ltd	3,059,211

	Total Singapore	7,302,693

	South Korea — 3.2%
350,140	DGB Financial Group Inc	4,884,109
153,858	Golfzon Co Ltd	2,840,844
376,240	Kortek Corp	5,397,796
375,100	Magnachip Semiconductor Corp *	7,670,795
41,327	S1 Corp	2,357,999
89,642	Youngone Holding Co Ltd	4,945,832

	Total South Korea	28,097,375

	Spain — 1.3%
437,847	Atresmedia Corp de Medios de Comunicaion SA	4,276,772
6,519	Construcciones y Auxiliar de Ferrocarriles SA	2,896,197
1,300,490	Mapfre SA	4,380,059

	Total Spain	11,553,028

	Sweden — 0.5%
126,688	Svenska Cellulosa AB - Class B	3,093,876
2,446,793	Trigon Agri A/S	1,098,690

	Total Sweden	4,192,566

	Switzerland — 3.2%
156,605	Aryzta AG	9,995,213
16,947	Kaba Holding AG - Class B (Registered)	6,878,051
41,047	Sulzer AG	5,979,903
28,250	Swiss Life Holding AG (Registered)	5,290,284

	Total Switzerland	28,143,451

See accompanying notes to the financial statements.	7

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Thailand — 0.1%
11,150,800	Ananda Development Pcl (Foreign Registered) *	578,289

	United Kingdom — 19.1%
574,943	Aberdeen Asset Management Plc	3,141,771
470,180	Babcock International Group Plc	8,286,993
283,724	Berkeley Group Holdings Plc (Unit Shares)	9,319,969
127,277	DCC Plc	5,054,175
585,076	Diploma Plc	5,437,273
354,575	Domino Printing Sciences Plc	3,673,049
665,444	Euromoney Institutional Investor Plc	12,407,587
1,985,022	F&C Asset Management Plc	2,982,516
929,083	Filtrona Plc	11,059,384
699,478	Great Portland Estates Plc (REIT)	5,782,076
1,271,751	Howden Joinery Group Plc	5,548,451
833,271	Inchcape Plc	7,601,802
1,648,938	ITE Group Plc	7,118,612
518,893	James Fisher & Sons Plc	8,861,989
271,042	John Wood Group Plc	3,384,155
1,241,864	Jupiter Fund Management Plc	6,408,675
300,896	Keller Group Plc	5,176,641
146,968	Renishaw Plc	3,870,218
616,338	Restaurant Group Plc	5,157,324
1,513,459	RPS Group Plc	5,847,577
113,814	Schroders Plc (Non Voting)	3,271,378
1,957,669	Senior Plc	8,183,004
190,639	Travis Perkins Plc	4,652,371
2,975,258	Tyman Plc	10,026,009
155,177	Weir Group Plc (The)	5,236,730
2,164,587	Wilmington Group Plc	6,496,506
202,876	XP Power Ltd	4,319,884

	Total United Kingdom	168,306,119

	TOTAL COMMON STOCKS (COST $713,693,094)	839,072,272

	PREFERRED STOCKS — 0.4%

	Chile — 0.4%
1,475,000	Coca-Cola Embonor SA - Class B 4.48%	3,685,693

	TOTAL PREFERRED STOCKS (COST $3,234,804)	3,685,693

	MUTUAL FUNDS — 3.6%

	United States — 3.6%
	Affiliated Issuers
1,277,254	GMO U.S. Treasury Fund	31,931,352

	TOTAL MUTUAL FUNDS (COST $31,934,046)	31,931,352

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.5%

		Time Deposits — 0.5%
CAD	11,828	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.28%, due 09/03/13	11,230
NOK	145	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.50%, due 09/03/13	24
SGD	87,606	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/13	68,679
JPY	2,087,405	Citibank (New York) Time Deposit, 0.01%, due 09/03/13	21,261
AUD	129,414	JPMorgan Chase (New York) Time Deposit, 1.67%, due 09/03/13	115,185
USD	3,743,006	JPMorgan Chase (New York) Time Deposit, 0.06%, due 09/03/13	3,743,006

		Total Time Deposits	3,959,385

		TOTAL SHORT-TERM INVESTMENTS (COST $3,959,385)	3,959,385

		TOTAL INVESTMENTS — 99.8% (Cost $752,821,329)	878,648,702
		Other Assets and Liabilities (net) — 0.2%	1,397,752

		TOTAL NET ASSETS — 100.0%	$880,046,454

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 12.

8	See accompanying notes to the financial statements.

GMO Global Focused Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	89.8%
Short-Term Investments	7.9
Mutual Funds	4.8
Other	(2.5)

100.0%

Country Summary*	% of Equity Investments
France	17.0%
United States	15.5
Germany	13.1
Italy	12.1
Netherlands	12.1
Japan	11.8
Switzerland	3.8
Canada	3.3
Austria	3.1
Russia	2.9
United Kingdom	2.6
Thailand	1.4
Australia	1.3

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Capital Goods	17.3%
Materials	13.8
Automobiles & Components	10.6
Energy	9.1
Diversified Financials	7.2
Real Estate	6.2
Banks	6.0
Technology Hardware & Equipment	5.6
Retailing	5.5
Consumer Services	3.5
Transportation	3.2
Insurance	3.0
Media	2.7
Food, Beverage & Tobacco	2.7
Consumer Durables & Apparel	2.3
Commercial & Professional Services	1.3

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

9

GMO Global Focused Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 89.8%

	Australia — 1.2%
35,316	Tox Free Solutions Ltd	104,400

	Austria — 2.8%
20,360	Zumtobel AG	253,152

	Canada — 2.9%
7,900	Suncor Energy Inc	266,258

	France — 15.2%
24,562	ArcelorMittal	314,238
2,211	Euler Hermes SA	249,870
12,644	Rexel SA	290,848
5,693	Societe Generale	249,316
3,783	Valeo SA	284,736

	Total France	1,389,008

	Germany — 11.7%
5,120	Daimler AG (Registered)	351,324
2,243	Siemens AG (Registered)	237,570
21,275	TAG Immobilien AG	248,517
11,037	Tom Tailor Holding AG *	230,294

	Total Germany	1,067,705

	Italy — 10.8%
10,354	Gtech SPA	290,909
53,548	Mediaset SPA *	219,697
47,799	Mediobanca SPA	296,777
8,043	Saipem SPA	179,039

	Total Italy	986,422

	Japan — 10.6%
8,000	Daiwa House Industry Co Ltd	142,939
26,000	Hitachi Ltd	155,534
6,500	Japan Tobacco Inc	219,537
7,300	K’s Holdings Corp	221,792
59,000	Sanden Corp	229,004

	Total Japan	968,806

	Netherlands — 10.9%
4,732	Akzo Nobel NV	278,408
26,902	ING Groep NV *	292,899
13,511	Koninklijke Philips Electronics NV	417,788

	Total Netherlands	989,095

	Russia — 2.6%
22,676	Sberbank Sponsored ADR	239,038

Shares / Par Value		Description	Value ($)
		Switzerland — 3.5%
	802	Syngenta AG (Registered)	314,060

		Thailand — 1.3%
	2,277,300	Ananda Development Pcl (Foreign Registered) *	118,103

		United Kingdom — 2.4%
	63,979	Tyman Plc	215,596

		United States — 13.9%
	12,900	Cisco Systems, Inc.	300,699
	13,400	Delta Air Lines, Inc.	264,382
	8,800	EPL Oil & Gas, Inc. *	297,792
	5,700	Iconix Brand Group, Inc. *	187,074
	7,100	RTI International Metals, Inc *	219,887

		Total United States	1,269,834

		TOTAL COMMON STOCKS (COST $7,306,674)	8,181,477

		MUTUAL FUNDS — 4.8%

		United States — 4.8%
		Affiliated Issuers
	17,624	GMO U.S. Treasury Fund	440,597

		TOTAL MUTUAL FUNDS (COST $440,706)	440,597

		SHORT-TERM INVESTMENTS — 7.9%

		Time Deposits — 7.9%
USD	46,113	Australia and New Zealand Banking Group Ltd. (ANZ) Time Deposit, 0.06%, due 09/03/13	46,113
USD	46,113	Bank of America (Charlotte) Time Deposit, 0.06%, due 09/03/13	46,113
USD	46,113	Bank of Montreal Time Deposit, 0.06%, due 09/03/13	46,113
USD	46,113	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.06%, due 09/03/13	46,113
USD	46,113	BNP Paribas (Paris) Time Deposit, 0.06%, due 09/03/13	46,113
AUD	1,767	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.67%, due 09/03/13	1,573
EUR	214	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.00%, due 09/03/13 (a)	282
USD	46,113	Citibank (New York) Time Deposit, 0.06%, due 09/03/13	46,113
USD	46,113	DBS Bank Ltd (Singapore) Time Deposit, 0.06%, due 09/03/13	46,113
USD	27,771	Deustche Bank (Frankfurt) Time Deposit, 0.06%, due 09/03/13	27,771
USD	46,113	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 09/03/13	46,113
USD	46,113	JPMorgan Chase (New York) Time Deposit, 0.06%, due 09/03/13	46,113

10	See accompanying notes to the financial statements.

GMO Global Focused Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
USD	46,113	NAT Australia Bank (Grand Cayman) Time Deposit, 0.06%, due 09/03/13	46,113
USD	46,113	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.06%, due 09/03/13	46,113
USD	46,113	Societe Generale (Paris) Time Deposit, 0.06%, due 09/03/13	46,113
USD	46,113	STD Charter Bank (London) Time Deposit, 0.06%, due 09/03/13	46,113
USD	46,113	Sumitomo (Tokyo) Time Deposit, 0.06%, due 09/03/13	46,113
USD	46,113	US Bank NA (Cincinnati) Time Deposit, 0.06%, due 09/03/13	46,113

		Total Time Deposits	721,321

		TOTAL SHORT-TERM INVESTMENTS (COST $721,321)	721,321

		TOTAL INVESTMENTS — 102.5% (Cost $8,468,701)	9,343,395
		Other Assets and Liabilities (net) — (2.5%)	(227,280)

		TOTAL NET ASSETS — 100.0%	$9,116,115

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Rate rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 12.

See accompanying notes to the financial statements.	11

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

REIT - Real Estate Investment Trust

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

JPY - Japanese Yen

NOK - Norwegian Krone

SGD - Singapore Dollar

USD - United States Dollar

12	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited)

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$389,319,375	$846,717,350	$8,902,798
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	7,440,422	31,931,352	440,597
Foreign currency, at value (Note 2)(c)	77,799	218,276	1,295
Receivable for investments sold	26,013,291	1,127,385	15,000
Receivable for Fund shares sold	100,319	—	—
Dividends receivable	1,085,438	797,324	2,079
Foreign taxes receivable	515,429	209,521	4,378
Receivable for foreign currency sold	134,484	326	—
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	51,398	56,544	13,946
Miscellaneous receivable	422	1,352	26

Total assets	424,738,377	881,059,430	9,380,119

Liabilities:
Payable for investments purchased	2,745,164	151,911	190,589
Payable for Fund shares repurchased	29,827,941	—	—
Payable to affiliate for (Note 5):
Management fee	223,964	536,978	4,803
Shareholder service fee	62,048	92,970	1,201
Payable to agents unaffiliated with the Manager	62	93	5
Payable to Trustees and related expenses	1,270	775	—
Accrued expenses	292,354	230,249	67,406

Total liabilities	33,152,803	1,012,976	264,004

Net assets	$391,585,574	$880,046,454	$9,116,115

Net assets consist of:
Paid-in capital	$981,160,523	$745,509,886	$7,585,767
Accumulated undistributed net investment income	6,483,845	403,638	73,715
Accumulated net realized gain (loss)	(624,293,848)	8,305,246	581,862
Net unrealized appreciation (depreciation)	28,235,054	125,827,684	874,771

	$391,585,574	$880,046,454	$9,116,115

Net assets attributable to:
Class II shares	$157,368,523	$—	$—

Class III shares	$165,286,968	$373,056,580	$9,116,115

Class IV shares	$68,930,083	$506,989,874	$—

Shares outstanding:
Class II	13,171,114	—	—

Class III	13,749,861	24,223,736	367,765

Class IV	5,596,699	32,970,753	—

Net asset value per share:
Class II	$11.95	$—	$—

Class III	$12.02	$15.40	$24.79

Class IV	$12.32	$15.38	$—

(a) Cost of investments – unaffiliated issuers:	$361,063,743	$720,887,283	$8,027,995
(b) Cost of investments – affiliated issuers:	$7,440,639	$31,934,046	$440,706
(c) Cost of foreign currency:	$77,802	$218,251	$1,295

See accompanying notes to the financial statements.	13

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2013 (Unaudited)

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$9,639,027	$12,035,006	$135,037
Dividends from affiliated issuers (Note 10)	2,726	6,919	136
Interest	2,547	5,355	143

Total investment income	9,644,300	12,047,280	135,316

Expenses:
Management fee (Note 5)	1,438,959	2,985,833	27,478
Shareholder service fee – Class II (Note 5)	189,026	—	—
Shareholder service fee – Class III (Note 5)	170,557	264,452	6,869
Shareholder service fee – Class IV (Note 5)	36,181	250,246	—
Audit and tax fees	51,980	42,228	39,008
Custodian and fund accounting agent fees	249,872	243,340	25,576
Legal fees	3,036	9,331	92
Registration fees	8,188	2,024	—
Transfer agent fees	25,944	21,436	13,708
Trustees fees and related expenses (Note 5)	2,392	4,211	31
Miscellaneous	14,364	14,650	4,789

Total expenses	2,190,499	3,837,751	117,551
Fees and expenses reimbursed and/or waived by Manager (Note 5)	(341,964)	(325,167)	(81,604)
Expense reductions (Note 2)	(2)	(31)	—

Net expenses	1,848,533	3,512,553	35,947

Net investment income (loss)	7,795,767	8,534,727	99,369

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(b)	21,934,705	25,384,641	583,278
Investments in affiliated issuers	251	7,982	219
Realized gain distributions from affiliated issuers (Note 10)	201	1,081	18
Foreign currency, forward contracts and foreign currency related transactions	(65,808)	126,503	(1,411)

Net realized gain (loss)	21,869,349	25,520,207	582,104

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(8,990,404)	27,136,485	147,901
Investments in affiliated issuers	(217)	(2,694)	(109)
Foreign currency, forward contracts and foreign currency related transactions	(3,109)	69,635	85

Net unrealized gain (loss)	(8,993,730)	27,203,426	147,877

Net realized and unrealized gain (loss)	12,875,619	52,723,633	729,981

Net increase (decrease) in net assets resulting from operations	$20,671,386	$61,258,360	$829,350

(a) Withholding tax:	$997,459	$1,302,738	$17,280
(b) Foreign capital gains tax:	$19,121	$708	$—

14	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Foreign Fund		Foreign Small Companies Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$7,795,767	$23,671,476	$8,534,727	$9,437,180
Net realized gain (loss)	21,869,349	40,444,425	25,520,207	16,533,964
Change in net unrealized appreciation (depreciation)	(8,993,730)	(20,229,518)	27,203,426	59,049,081

Net increase (decrease) in net assets from operations	20,671,386	43,886,383	61,258,360	85,020,225

Distributions to shareholders from:
Net investment income:
Class II	(1,119,513)	(7,175,647)	—	—
Class III	(1,671,379)	(8,804,177)	(2,423,138)	(3,541,755)
Class IV	(579,423)	(12,926,825)	(3,324,510)	(6,097,276)

Total distributions from net investment income	(3,370,315)	(28,906,649)	(5,747,648)	(9,639,031)

Net share transactions (Note 9):
Class II	(66,131,922)	(45,826,748)	—	—
Class III	(65,219,956)	(187,746,070)	35,981,599	(208,090,031)
Class IV	(22,669,031)	(306,949,085)	2,366,123	363,479,701

Increase (decrease) in net assets resulting from net share transactions	(154,020,909)	(540,521,903)	38,347,722	155,389,670

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	71,187	567,500
Class IV	—	—	99,703	183,773

Increase in net assets resulting from purchase premiums and redemption fees	—	—	170,890	751,273

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(154,020,909)	(540,521,903)	38,518,612	156,140,943

Total increase (decrease) in net assets	(136,719,838)	(525,542,169)	94,029,324	231,522,137

Net assets:
Beginning of period	528,305,412	1,053,847,581	786,017,130	554,494,993

End of period	$391,585,574	$528,305,412	$880,046,454	$786,017,130

Accumulated undistributed net investment income	$6,483,845	$2,058,393	$403,638	$—

Distributions in excess of net investment income	$—	$—	$—	$(2,383,441)

See accompanying notes to the financial statements.	15

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Focused Equity Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$99,369	$95,906
Net realized gain (loss)	582,104	383,212
Change in net unrealized appreciation (depreciation)	147,877	379,744

Net increase (decrease) in net assets from operations	829,350	858,862

Distributions to shareholders from:
Net investment income
Class III	(36,459)	(95,315)
Net realized gains
Class III	(377,132)	(76,834)

Net share transactions (Note 9):
Class III	(10,988)	3,390,538

Total increase (decrease) in net assets	404,771	4,077,251

Net assets:
Beginning of period	8,711,344	4,634,093

End of period	$9,116,115	$8,711,344

Accumulated undistributed net investment income	$73,715	$10,805

16	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

FOREIGN FUND

	Class II Shares												Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009				2013		2012		2011		2010		2009
Net asset value, beginning of period	$11.57		$11.21		$12.88		$11.07		$8.03		$16.52		$11.64		$11.27		$12.95		$11.13		$8.07		$16.59

Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.29		0.31		0.24		0.26		0.45		0.19		0.30		0.34		0.24		0.28		0.47
Net realized and unrealized gain (loss)	0.28		0.43		(1.43)		1.79		3.24		(7.95)		0.28		0.44		(1.47)		1.81		3.25		(7.99)

Total from investment operations	0.47		0.72		(1.12)		2.03		3.50		(7.50)		0.47		0.74		(1.13)		2.05		3.53		(7.52)

Less distributions to shareholders:
From net investment income	(0.09)		(0.36)		(0.55)		(0.22)		(0.46)		(0.33)		(0.09)		(0.37)		(0.55)		(0.23)		(0.47)		(0.34)
From net realized gains	—		—		—		—		—		(0.66)		—		—		—		—		—		(0.66)

Total distributions	(0.09)		(0.36)		(0.55)		(0.22)		(0.46)		(0.99)		(0.09)		(0.37)		(0.55)		(0.23)		(0.47)		(1.00)

Net asset value, end of period	$11.95		$11.57		$11.21		$12.88		$11.07		$8.03		$12.02		$11.64		$11.27		$12.95		$11.13		$8.07

Total Return(a)	4.02	%**	6.65%		(8.38)%		18.71%		43.95%		(47.49)%		4.02	%**	6.75%		(8.36)%		18.80%		44.10%		(47.42)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$157,369		$217,052		$259,270		$417,685		$545,336		$765,201		$165,287		$222,262		$403,157		$1,440,952		$1,591,717		$2,054,885
Net expenses to average daily net assets	0.83	%(b)(d)*	0.84	%(b)(d)	0.82	%(b)	0.82	%(b)	0.82	%(b)	0.82	%(c)	0.76	%(b)(d)*	0.77	%(b)(d)	0.75	%(b)	0.75	%(b)	0.75	%(b)	0.75	%(c)
Net investment income (loss) to average daily net assets	3.16	%*	2.65%		2.71%		2.09%		2.53%		3.42%		3.17	%*	2.78%		2.89%		2.08%		2.65%		3.51%
Portfolio turnover rate	44	%**	91%		58%		55%		59%		39%		44	%**	91%		58%		55%		59%		39%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.14	%*	0.07%		0.07%		0.06%		0.05%		0.05%		0.14	%*	0.07%		0.08%		0.06%		0.05%		0.05%

	Class IV Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009
Net asset value, beginning of period	$11.92		$11.55		$13.25		$11.39		$8.07		$16.59

Income (loss) from investment operations:
Net investment income (loss)†	0.23		0.33		0.33		0.25		0.22		0.51
Net realized and unrealized gain (loss)	0.26		0.42		(1.46)		1.85		3.35		(8.02)

Total from investment operations	0.49		0.75		(1.13)		2.10		3.57		(7.51)

Less distributions to shareholders:
From net investment income	(0.09)		(0.38)		(0.57)		(0.24)		(0.25)		(0.35)
From net realized gains	—		—		—		—		—		(0.66)

Total distributions	(0.09)		(0.38)		(0.57)		(0.24)		(0.25)		(1.01)

Net asset value, end of period	$12.32		$11.92		$11.55		$13.25		$11.39		$8.07

Total Return(a)	4.12	%**	6.68%		(8.21)%		18.80%		44.05%		(47.39)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$68,930		$88,992		$391,421		$833,582		$856,553		$334,003
Net expenses to average daily net assets	0.70	%(b)(d)*	0.70	%(b)(d)	0.69	%(b)	0.69	%(b)	0.69	%(b)	0.69	%(c)
Net investment income (loss) to average daily net assets	3.68	%*	3.02%		2.74%		2.10%		1.92%		3.70%
Portfolio turnover rate	44	%**	91%		58%		55%		59%		39%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.14	%*	0.07%		0.07%		0.06%		0.05%		0.05%
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	17

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

FOREIGN SMALL COMPANIES FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,										Sixth Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,						Period from August 12, 2009 through February 28, 2010(a)		Period from March 1, 2009 through March 16, 2009(a)		Year Ended February 28, 2009
			2013		2012		2011		2010		2009				2013		2012		2011
Net asset value, beginning of period	$14.40		$12.91		$14.22		$10.74		$6.41		$14.63		$14.37		$12.90		$14.20		$10.73		$9.84		$6.42		$14.64

Income (loss) from investment operations:
Net investment income (loss)†	0.15		0.23		0.19		0.14		0.13		0.30		0.16		0.12		0.17		0.13		0.02		0.01		0.33
Net realized and unrealized gain (loss)	0.95		1.43		(1.27	)(b)	3.47		4.32		(7.43)		0.95		1.54		(1.23	)(b)	3.47		1.00		0.01		(7.46)

Total from investment operations	1.10		1.66		(1.08)		3.61		4.45		(7.13)		1.11		1.66		(1.06)		3.60		1.02		0.02		(7.13)

Less distributions to shareholders:
From net investment income	(0.10)		(0.17)		(0.23)		(0.13)		(0.12)		(0.27)		(0.10)		(0.19)		(0.24)		(0.13)		(0.13)		—		(0.27)
From net realized gains	—		—		—		—		—		(0.81)		—		—		—		—		—		—		(0.81)
Return of capital	—		—		—		—		—		(0.01)		—		—		—		—		—		—		(0.01)

Total distributions	(0.10)		(0.17)		(0.23)		(0.13)		(0.12)		(1.09)		(0.10)		(0.19)		(0.24)		(0.13)		(0.13)		—		(1.09)

Net asset value, end of period	$15.40		$14.40		$12.91		$14.22		$10.74		$6.41		$15.38		$14.37		$12.90		$14.20		$10.73		$6.44		$6.42

Total Return(c)	7.66	%**	12.93%		(7.45)%		33.67%		69.44%		(51.33)%		7.75	%**	12.96%		(7.33)%		33.67%		10.33	%**	0.31	%**	(51.29)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$373,057		$314,389		$483,122		$398,648		$292,852		$185,298		$506,990		$471,628		$71,373		$147,131		$84,225		$144,101		$143,564
Net expenses to average daily net assets	0.85	%(d)(e)*	0.85	%(d)(e)	0.86	%(d)	0.85	%(d)	0.86	%(d)	0.85	%(f)	0.80	%(d)(e)*	0.80	%(d)(e)	0.81	%(d)	0.80	%(d)	0.81	%(d)*	0.81	%(d)*	0.80	%(f)
Net investment income (loss) to average daily net assets	1.95	%*	1.83%		1.43%		1.15%		1.40%		2.59%		2.04	%*	0.90%		1.34%		1.07%		0.35	%*	3.28	%*	2.74%
Portfolio turnover rate	26	%**	56%		46%		61%		78%		42%		26	%**	56%		46%		61%		78	%††	40	%†††	42%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.08	%*	0.09%		0.10%		0.14%		0.14%		0.11%		0.08	%*	0.10%		0.10%		0.14%		0.08	%*	0.22	%*	0.11%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(g)	$0.02		$0.00	(g)	$0.01		$0.02		$0.00	(g)	$0.00	(g)	$0.01		$0.01		$0.02		$0.00	(g)	$0.00	(g)	$0.00	(g)

(a)	The class was inactive from March 17, 2009 to August 11, 2009.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period ended February 28, 2010.
†††	Calculation represents portfolio turnover of the Fund for the period ended August 31, 2009.

18	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL FOCUSED EQUITY FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013		Period from December 1, 2011 (commencement of operations) through February 29, 2012
Net asset value, beginning of period	$23.67		$21.99		$20.00

Income (loss) from investment operations:
Net investment income (loss)†	0.27		0.31		0.03
Net realized and unrealized gain (loss)	1.97		1.90		1.96

Total from investment operations	2.24		2.21		1.99

Less distributions to shareholders:
From net investment income	(0.10)		(0.28)		—
From net realized gains	(1.02)		(0.25)		—

Total distributions	(1.12)		(0.53)		—

Net asset value, end of period	$24.79		$23.67		$21.99

Total Return(a)	9.62	%**	10.35%		9.95	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,116		$8,711		$4,634
Net expenses to average daily net assets	0.78	%(b)*	0.83	%(b)	0.84	%*
Net investment income (loss) to average daily net assets	2.17	%*	1.42%		0.56	%*
Portfolio turnover rate	73	%**	103%		18	%††**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	1.78	%*	2.38%		8.66	%*
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from December 1, 2011 through February 29, 2012.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	19

GMO Trust Funds

Notes to Financial Statements

August 31, 2013 (Unaudited)

1.	Organization

Each of Foreign Fund, Foreign Small Companies Fund, and Global Focused Equity Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

The Funds may invest in U.S. Treasury Fund and unaffiliated money market funds.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principal Investment Objective
Foreign Fund	MSCI EAFE Index	Total return in excess of benchmark
Foreign Small Companies Fund	S&P Developed ex-U.S. Small Cap Index	Total return in excess of benchmark
Global Focused Equity Fund	Not Applicable	Total return

Foreign Small Companies Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost, which approximates market value, if the issuer is deemed to present minimal credit risk. Shares of open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2013, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2013. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

20

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service and presented in the table below on a net basis. The net aggregate direct and/or indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2013 is as follows:

Securities

Fund Name	Fair valued using inputs obtained from an independent pricing service
Foreign Fund	98%
Foreign Small Companies Fund	88%
Global Focused Equity Fund	73%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2, and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the “Valuation Inputs” table below). At August 31, 2013, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of 60 days or less valued at amortized cost; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; and certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; certain equity securities valued based on the last traded exchange price adjusted for the movement in a securities index; and certain securities that are valued using a price from a comparable security related to the same issuer.

21

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2013:

Description	Level 1	Level 2	Level 3	Total
Foreign Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$26,575,155	$—	$26,575,155
Belgium	—	4,249,442	—	4,249,442
France	—	63,270,525	—	63,270,525
Germany	—	27,268,370	—	27,268,370
Hong Kong	—	4,489,158	—	4,489,158
Ireland	—	1,423,026	—	1,423,026
Israel	—	1,477,805	—	1,477,805
Italy	—	26,934,085	—	26,934,085
Japan	—	95,107,684	—	95,107,684
Mexico	298,891	—	—	298,891
Netherlands	—	17,162,692	—	17,162,692
Norway	—	1,509,337	—	1,509,337
Panama	1,883,232	—	—	1,883,232
Philippines	—	14,731	—	14,731
Russia	—	2,128,875	—	2,128,875
South Korea	—	3,586,267	—	3,586,267
Spain	—	6,109,625	—	6,109,625
Sweden	—	5,843,092	—	5,843,092
Switzerland	—	14,835,310	—	14,835,310
Taiwan	—	2,216,888	—	2,216,888
United Kingdom	—	73,886,077	—	73,886,077

TOTAL COMMON STOCKS	2,182,123	378,088,144	—	380,270,267

Preferred Stocks
Germany	—	5,805,592	—	5,805,592

TOTAL PREFERRED STOCKS	—	5,805,592	—	5,805,592

Rights/Warrants
Italy	—	—	73	73

TOTAL RIGHTS/WARRANTS	—	—	73	73

Mutual Funds
United States	7,440,422	—	—	7,440,422

TOTAL MUTUAL FUNDS	7,440,422	—	—	7,440,422

Total Short-Term Investments	3,243,443	—	—	3,243,443

Total Investments	12,865,988	383,893,736	73	396,759,797

Total	$12,865,988	$383,893,736	$73	$396,759,797

Foreign Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$45,838,099	$—	$45,838,099
Austria	—	11,498,024	—	11,498,024
Belgium	—	12,012,855	—	12,012,855
Brazil	5,959,945	—	—	5,959,945
Canada	31,647,386	—	—	31,647,386
Chile	2,175,404	—	—	2,175,404

22

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Foreign Small Companies Fund (continued)
Asset Valuation Inputs (continued)
Finland	$—	$6,217,231	$—	$6,217,231
France	—	108,327,899	—	108,327,899
Germany	—	49,515,377	—	49,515,377
Hong Kong	—	7,182,126	—	7,182,126
India	—	1,546,855	—	1,546,855
Ireland	—	4,089,268	—	4,089,268
Italy	—	64,853,717	—	64,853,717
Japan	—	190,462,522	—	190,462,522
Mexico	18,371,629	—	—	18,371,629
Netherlands	—	5,506,611	—	5,506,611
New Zealand	—	9,396,493	—	9,396,493
Norway	—	16,140,568	—	16,140,568
Philippines	—	156,742	—	156,742
Singapore	—	7,302,693	—	7,302,693
South Korea	7,670,795	20,426,580	—	28,097,375
Spain	—	11,553,028	—	11,553,028
Sweden	—	4,192,566	—	4,192,566
Switzerland	—	28,143,451	—	28,143,451
Thailand	—	578,289	—	578,289
United Kingdom	—	168,306,119	—	168,306,119

TOTAL COMMON STOCKS	65,825,159	773,247,113	—	839,072,272

Preferred Stocks
Chile	3,685,693	—	—	3,685,693

TOTAL PREFERRED STOCKS	3,685,693	—	—	3,685,693

Mutual Funds
United States	31,931,352	—	—	31,931,352

TOTAL MUTUAL FUNDS	31,931,352	—	—	31,931,352

Total Short-Term Investments	3,959,385	—	—	3,959,385

Total Investments	105,401,589	773,247,113	—	878,648,702

Total	$105,401,589	$773,247,113	$—	$878,648,702

Global Focused Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$104,400	$—	$104,400
Austria	—	253,152	—	253,152
Canada	266,258	—	—	266,258
France	—	1,389,008	—	1,389,008
Germany	—	1,067,705	—	1,067,705
Italy	—	986,422	—	986,422
Japan	—	968,806	—	968,806
Netherlands	—	989,095	—	989,095
Russia	—	239,038	—	239,038
Switzerland	—	314,060	—	314,060
Thailand	—	118,103	—	118,103
United Kingdom	—	215,596	—	215,596
United States	1,269,834	—	—	1,269,834

TOTAL COMMON STOCKS	1,536,092	6,645,385	—	8,181,477

23

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Global Focused Equity Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$440,597	$—	$—	$440,597

TOTAL MUTUAL FUNDS	440,597	—	—	440,597

Total Short-Term Investments	721,321	—	—	721,321

Total Investments	2,698,010	6,645,385	—	9,343,395

Total	$2,698,010	$6,645,385	$—	$9,343,395

The Funds’ investments in other GMO Funds (“underlying funds”) held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2013, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2013	Purchases		Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of August 31, 2013	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2013
Foreign Fund
Rights and/or warrants
Italy	$—	$0	**	$—	$—	$—	$73	$—	$—	$73	$73

Total	$—	$0		$—	$—	$—	$73	$—	$—	$73	$73

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets were acquired as a result of a corporate action.

Cash

Cash and Foreign Currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. Dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute substantially all of its net investment income, if any, and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. Taxes on foreign interest and dividend income are generally withheld in

24

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

Each Fund’s policy is to declare and pay distributions of its net investment income, if any, semi-annually. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. Typically, distributions are reinvested in additional shares of each Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Foreign taxes paid by each Fund may be treated, to the extent permissible under the Code and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2013, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2013, the Funds listed below had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2013, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)				Long- Term ($)

Fund Name	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date	Total Short- Term ($)	No Expiration Date
Foreign Fund	(587,518,459)	—	(18,094,912)	(605,613,371)	(28,795,275)
Foreign Small Companies Fund	(13,498,730)	(1,656,694)	—	(15,155,424)	—

As of August 31, 2013, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Foreign Fund	373,255,625	32,721,160	(9,216,988)	23,504,172
Foreign Small Companies Fund	762,432,728	141,120,003	(24,904,029)	116,215,974
Global Focused Equity Fund	8,492,309	1,095,386	(244,300)	851,086

25

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Funds’ transfer agent. State Street’s transfer agent fees may be reduced by an earnings allowance calculated on the average daily cash balances each Fund maintains in a State Street transfer agent account. Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. The Funds may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

26

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

As of August 31, 2013, the premium on cash purchases and the fee on cash redemptions were as follows:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Purchase Premium	—	0.50%	—
Redemption Fee	—	0.50%	—

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Market Risk – Equities	X	X	X
Liquidity Risk	X	X	X
Smaller Company Risk	X	X	X
Derivatives Risk	X	X	X
Non-U.S. Investment Risk	X	X	X
Currency Risk	X	X	X
Focused Investment Risk	X	X	X
Leveraging Risk	X	X	X
Counterparty Risk	X	X	X
Market Disruption and Geopolitical Risk	X	X	X
Large Shareholder Risk	X	X	X
Management and Operational Risk	X	X	X
Non-Diversified Funds	X		X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

27

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner.

The Funds invest a substantial portion of their assets in equities and as a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition to these risks, a Fund is exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk, but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. Derivatives include futures, non-U.S. currency contracts, swap contracts, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the

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other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund often will not receive the collateral the day the collateral is called for.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

A Fund’s use of derivatives may be subject to one or more special tax rules and could generate additional taxable income for shareholders.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is

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subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Funds to new kinds of risks and costs.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale of those investments. A Fund may seek to collect a refund on taxes paid to a non-U.S. country. In those cases, all or a portion of those taxes could ultimately be recovered by a Fund. However, the recovery process could take several years and the Fund will incur expenses in its efforts to collect the refund, which will reduce the benefit of any recovery. A Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and it may decide not to pursue a refund, even if eligible.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on

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non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. Dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. Dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. Dollars, in which case the Manager may decide to purchase U.S. Dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers with high positive correlations to one another (such as U.S. Treasury Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government), are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan or Japan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

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A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodities Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

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• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent that a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, accelerate the realization of taxable income to shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement a Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not

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contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies under the 1940 Act.

•	Foreign Fund
•	Global Focused Equity Fund

Temporary Defensive Positions.

Foreign Fund and Foreign Small Companies Fund normally do not take temporary defensive positions. Global Focused Equity Fund may hold up to 20% of its assets in cash or cash equivalents. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, it may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives, to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

Certain derivatives transactions used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions through clearing members, who are members of derivatives clearing houses. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

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For Funds that held derivatives during the period ended August 31, 2013, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Forward currency contracts
To manage against anticipated currency exchange rate changes	X	X
Rights and/or warrants
Received as a result of corporate actions	X	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting

35

GMO Trust Funds

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August 31, 2013 (Unaudited)

exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap contracts

The Funds may enter into various types of swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would

36

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2013 and the Statements of Operations for the period ended August 31, 2013^:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Foreign Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$73	$—	$—	$—	$73

Total	$—	$73	$—	$—	$—	$73

Derivatives not subject to Master Agreements	$—	$73	$—	$—	$—	$73

Total subject to Master Agreements	$—	$—	$—	$—	$—	$—

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(54,473)	$—	$—	$—	$(54,473)
Forward Currency Contracts	—	—	173,391	—	—	173,391

Total	$—	$(54,473)	$173,391	$—	$—	$118,918

Change in Net Unrealized Appreciation (Depreciation):
Investments (rights and/or warrants)	$—	$(162)	$—	$—	$—	$(162)
Forward Currency Contracts	—	—	27,294	—	—	27,294

Total	$—	$(162)	$27,294	$—	$—	$27,132

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Foreign Small Companies Fund
Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$279,027	$—	$—	$279,027
Investments (rights and/or warrants)	—	(1,850,169)	—	—	—	(1,850,169)

Total	$—	$(1,850,169)	$279,027	$—	$—	$(1,571,142)

Change in Net Unrealized Appreciation (Depreciation):
Forward Currency Contracts	$—	$—	$43,922	$—	$—	$43,922

Total	$—	$—	$43,922	$—	$—	$43,922

Global Focused Equity Fund
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$0 *	$—	$—	$—	$0 *

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

*	Rounds to $0.
^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The average derivative activity, based on absolute values (forward currency contracts and rights and/or warrants) outstanding at each month-end, was as follows for the period ended August 31, 2013.

Fund Name	Forward Currency Contracts ($)	Rights and/or Warrants ($)
Foreign Fund	4,079,162	49,344
Foreign Small Companies Fund	6,564,305	44,262	*
Global Focused Equity Fund	—	1,079	*

*	During the period ended August 31, 2013, the Fund did not hold this investment type at any month-end, therefore, the average amount outstanding was calculated using daily outstanding absolute values.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. That fee, if any, is paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Management Fee	0.60%	0.70%	0.60%

In addition, each class of shares of certain Funds pays the Manager a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV
Foreign Fund	0.22%	0.15%	0.09%
Foreign Small Companies Fund		0.15%	0.10%
Global Focused Equity Fund		0.15%	0.10%	*

*	Class is offered but has no shareholders as of August 31, 2013.

38

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

For each Fund, the Manager has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to the Manager.

“Specified Operating Expenses” means only the following expenses to the extent that they are borne by a Fund: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that charges a management fee, the Manager will waive and/or reduce the Fund’s management fee, but not below zero, to the extent necessary to offset the management fees directly or indirectly paid by the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, the Manager will waive and/or reduce the shareholder service fee charged by each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly paid by the class of shares of the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2014 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract or servicing and supplement support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with the Manager during the period ended August 31, 2013 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agents unaffiliated with the Manager ($)
Foreign Fund	2,392	368
Foreign Small Companies Fund	4,211	552
Global Focused Equity Fund	31	5

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2013, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
Foreign Fund	< 0.001%	0.000%	< 0.001%
Foreign Small Companies Fund	< 0.001%	0.000%	< 0.001%
Global Focused Equity Fund	< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2013 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Foreign Fund	—	199,493,691	—	335,113,151
Foreign Small Companies Fund	—	277,754,206	—	211,693,994
Global Focused Equity Fund	—	6,273,278	—	6,375,847

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GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Manager is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2013

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion
Foreign Fund	2	29.94%	0.14%	0.74%
Foreign Small Companies Fund	4	72.15%	0.05%	—
Global Focused Equity Fund	3	78.03%	92.25%	—

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Funds’ shares were as follows:

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013

	Shares	Amount	Shares	Amount
Foreign Fund
Class II:
Shares sold	147,155	$1,778,452	2,299,470	$24,402,935
Shares issued to shareholders in reinvestment of distributions	76,345	908,508	449,055	4,876,994
Shares repurchased	(5,814,703)	(68,818,882)	(7,118,690)	(75,106,677)

Net increase (decrease)	(5,591,203)	$(66,131,922)	(4,370,165)	$(45,826,748)

Class III:
Shares sold	586,628	$6,968,482	2,281,734	$25,000,634
Shares issued to shareholders in reinvestment of distributions	100,623	1,204,459	555,602	6,055,606
Shares repurchased	(6,033,649)	(73,392,897)	(19,517,218)	(218,802,310)

Net increase (decrease)	(5,346,398)	$(65,219,956)	(16,679,882)	$(187,746,070)

Class IV:
Shares sold	983	$12,700	469,631	$5,307,410
Shares issued to shareholders in reinvestment of distributions	15,469	189,649	922,716	10,369,630
Shares repurchased	(1,884,663)	(22,871,380)	(27,831,031)	(322,626,125)

Net increase (decrease)	(1,868,211)	$(22,669,031)	(26,438,684)	$(306,949,085)

40

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013

	Shares	Amount	Shares	Amount
Foreign Small Companies Fund
Class III:
Shares sold	2,227,038	$33,568,616	9,304,269	$124,236,252
Shares issued to shareholders in reinvestment of distributions	160,792	2,423,138	222,312	3,014,051
Shares repurchased	(694)	(10,155)	(25,098,581)	(335,340,334)
Purchase premiums	—	70,330	—	562,384
Redemption fees	—	857	—	5,116

Net increase (decrease)	2,387,136	$36,052,786	(15,572,000)	$(207,522,531)

Class IV:
Shares sold	784	$12,481	26,920,343	$358,520,424
Shares issued to shareholders in reinvestment of distributions	184,154	2,771,523	370,030	5,054,564
Shares repurchased	(28,827)	(417,881)	(6,877)	(95,287)
Purchase premiums	—	98,420	—	183,641
Redemption fees	—	1,283	—	132

Net increase (decrease)	156,111	$2,465,826	27,283,496	$363,663,474

Global Focused Equity Fund
Class III:
Shares sold	4,891	$124,296	149,149	$3,219,483
Shares issued to shareholders in reinvestment of distributions	17,219	413,590	8,097	172,149
Shares repurchased	(22,321)	(548,874)	(46)	(1,094)

Net increase (decrease)	(211)	$(10,988)	157,200	$3,390,538

41

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of the Trust during the period ended August 31, 2013 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Foreign Fund
GMO U.S. Treasury Fund	$8,180,610	$33,817,894	$(34,558,117)	$2,726	$201	$7,440,422

Foreign Small Companies Fund
GMO U.S. Treasury Fund	$20,131,383	$55,125,355	$(43,330,673)	$6,919	$1,081	$31,931,352

Global Focused Equity Fund
GMO U.S. Treasury Fund	$270,041	$1,123,257	$(952,810)	$136	$18	$440,597

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2013 through August 31, 2013. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2014.

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GMO Trust Funds

Board Review of Management Agreement

August 31, 2013 (Unaudited)

Foreign Fund

Approval of renewal of management agreement for GMO Foreign Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

43

GMO Trust Funds

Board Review of Management Agreement — (Continued)

August 31, 2013 (Unaudited)

Foreign Small Companies Fund

Approval of renewal of management agreement for GMO Foreign Small Companies Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

44

GMO Trust Funds

Board Review of Management Agreement — (Continued)

August 31, 2013 (Unaudited)

Global Focused Equity Fund

Approval of renewal of management agreement for GMO Global Focused Equity Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

45

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2013 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2013.

As a shareholder of the Funds, you may incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in Dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2013 through August 31, 2013.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid* During the Period	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid* During the Period	Annualized Net Expense Ratio
Foreign Fund
Class II	$1,000.00	$1,040.20	$4.27	$1,000.00	$1,021.02	$4.23	0.83%
Class III	$1,000.00	$1,040.20	$3.91	$1,000.00	$1,021.37	$3.87	0.76%
Class IV	$1,000.00	$1,041.20	$3.60	$1,000.00	$1,021.68	$3.57	0.70%
Foreign Small Companies Fund
Class III	$1,000.00	$1,076.60	$4.45	$1,000.00	$1,020.92	$4.33	0.85%
Class IV	$1,000.00	$1,077.50	$4.19	$1,000.00	$1,021.17	$4.08	0.80%
Global Focused Equity Fund
Class III	$1,000.00	$1,096.20	$4.12	$1,000.00	$1,021.27	$3.97	0.78%

*	Expenses are calculated using each Class’s annualized net expense ratio for the six months ended August 31, 2013, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

46

GMO Trust

Semiannual Report

August 31, 2013

Currency Hedged International Equity Fund

Developed World Stock Fund

International Core Equity Fund

International Growth Equity Fund

International Intrinsic Value Fund

International Small Companies Fund

Resources Fund

Risk Premium Fund

Tax-Managed International Equities Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	94.4%
Short-Term Investments	4.8
Preferred Stocks	0.4
Forward Currency Contracts	0.1
Futures Contracts	(0.0)^
Other	0.3

100.0%

Country/Region Summary**	% of Investments
United Kingdom	25.8%
Japan	22.1
France	14.3
Spain	8.3
Germany	7.3
Italy	7.0
Australia	3.9
Switzerland	2.3
Hong Kong	1.4
Netherlands	1.3
Sweden	1.1
Singapore	1.1
Finland	0.7
Norway	0.6
Canada	0.6
Austria	0.4
Belgium	0.4
New Zealand	0.3
Portugal	0.3
Greece	0.3
Israel	0.3
Ireland	0.2
Denmark	0.0 ^

100.0%

^	Rounds to 0.0%.

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts. The Fund attempts to hedge at least 70% of the foreign currency exposure in the underlying fund’s holdings relative to the U.S. Dollar. Therefore, the Fund’s currency exposures will be different than the country exposures noted above.

1

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 97.1%

		United States — 97.1%
		Affiliated Issuers
	104,637,622	GMO International Intrinsic Value Fund, Class IV	2,341,789,978

		TOTAL MUTUAL FUNDS (COST $2,069,388,551)	2,341,789,978

		SHORT-TERM INVESTMENTS — 2.9%

		Time Deposits — 2.9%
EUR	7,130	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.00%, due 09/03/13 (a)	9,403
USD	24,410,823	JPMorgan Chase (New York) Time Deposit, 0.06%, due 09/03/13	24,410,823

Par Value		Description	Value ($)
		Time Deposits — continued
USD	22,160,742	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.06%, due 09/03/13	22,160,742
USD	24,410,823	Societe Generale (Paris) Time Deposit, 0.06%, due 09/03/13	24,410,823

		Total Time Deposits	70,991,791

		TOTAL SHORT-TERM INVESTMENTS (COST $70,991,791)	70,991,791

		TOTAL INVESTMENTS — 100.0% (Cost $2,140,380,342)	2,412,781,769
		Other Assets and Liabilities (net) — (0.0%)	(242,414)

		TOTAL NET ASSETS — 100.0%	$2,412,539,355

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/29/2013	GS	AUD	94,709,840	USD	85,079,838	$1,095,548
10/29/2013	MSCI	AUD	107,171,976	USD	96,379,436	1,344,302
09/03/2013	BCLY	CAD	3,680,126	USD	3,511,571	17,669
09/03/2013	DB	CAD	5,000,000	USD	4,770,719	23,733
10/15/2013	BCLY	CHF	43,045,895	USD	46,469,993	191,400
10/15/2013	GS	CHF	21,027,799	USD	22,758,467	151,503
10/15/2013	JPM	CHF	21,836,561	USD	23,569,763	93,301
10/15/2013	MSCI	CHF	42,801,498	USD	46,256,068	240,226
09/24/2013	GS	DKK	91,670,557	USD	16,213,700	(30,613)
09/24/2013	RBS	DKK	103,180,309	USD	18,115,010	(168,867)
10/22/2013	BCLY	EUR	291,066,197	USD	385,776,677	1,023,964
10/22/2013	DB	EUR	96,878,334	USD	128,453,405	392,496
10/22/2013	MSCI	EUR	193,325,392	USD	256,276,596	724,869
09/17/2013	BCLY	GBP	149,643,887	USD	230,351,379	(1,528,102)
09/17/2013	JPM	GBP	189,572,689	USD	291,787,774	(1,963,060)
10/02/2013	RBS	HKD	191,523,973	USD	24,699,917	(1,118)
09/25/2013	BCLY	JPY	2,535,792,288	USD	25,548,000	(281,052)
09/25/2013	DB	JPY	2,743,924,306	USD	27,372,072	(576,969)
09/25/2013	GS	JPY	26,300,000,000	USD	268,962,908	1,076,586
09/25/2013	JPM	JPY	26,293,694,494	USD	268,948,481	1,126,386
09/25/2013	MSCI	JPY	2,601,758,209	USD	26,066,300	(434,667)
09/24/2013	BBH	NOK	506,452,407	USD	82,828,699	133,992
09/11/2013	BBH	NZD	27,948,086	USD	21,412,258	(175,810)
09/24/2013	BBH	SEK	132,380,391	USD	19,651,198	(314,685)
10/01/2013	JPM	SGD	28,537,116	USD	22,515,147	142,922
10/01/2013	BBH	USD	13,780,000	SGD	17,378,123	(156,083)
09/17/2013	BCLY	USD	33,332,038	GBP	21,240,000	(419,767)
09/25/2013	BCLY	USD	74,603,047	JPY	7,290,012,294	(348,501)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
11/05/2013	BCLY	USD	3,506,185	CAD	3,680,126	$(17,695)
09/03/2013	BOA	USD	8,225,908	CAD	8,680,126	14,979
11/05/2013	DB	USD	4,763,384	CAD	5,000,000	(23,751)
10/22/2013	GS	USD	44,786,035	EUR	33,447,000	(573,329)
09/17/2013	MSCI	USD	13,534,200	GBP	8,937,152	314,292

						$1,094,099

Notes to Schedule of Investments:

(a)	Rate rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 53.

2	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.3%
Mutual Funds	3.0
Preferred Stocks	0.6
Short-Term Investments	0.5
Forward Currency Contracts	0.1
Futures Contracts	0.0 ^
Other	0.5

100.0%

Country Summary*	% of Investments
United States	55.9%
United Kingdom	9.8
Japan	9.7
France	7.9
Germany	4.8
Italy	4.0
Spain	3.9
Switzerland	0.7
Netherlands	0.5
Singapore	0.5
Austria	0.4
Hong Kong	0.4
Finland	0.3
Norway	0.3
Australia	0.2
Canada	0.2
Ireland	0.2
Portugal	0.2
Sweden	0.1

100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Energy	11.8%
Pharmaceuticals, Biotechnology & Life Sciences	8.4
Software & Services	7.5
Capital Goods	7.5
Insurance	5.9
Banks	5.8
Diversified Financials	5.7
Telecommunication Services	5.5
Materials	4.9
Retailing	4.2
Food, Beverage & Tobacco	4.1
Automobiles & Components	3.9
Utilities	3.9
Health Care Equipment & Services	3.6
Technology Hardware & Equipment	3.2
Food & Staples Retailing	2.1
Household & Personal Products	2.1
Consumer Services	1.9
Transportation	1.9
Real Estate	1.9
Consumer Durables & Apparel	1.7
Media	1.7
Semiconductors & Semiconductor Equipment	0.8

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

3

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.3%

	Australia — 1.0%
9,966	Commonwealth Bank of Australia	642,946
6,499	CSL Ltd	392,443
99,953	GPT Group (REIT)	314,868
322,705	Telstra Corp Ltd	1,404,214
46,855	Westpac Banking Corp	1,300,688

	Total Australia	4,055,159

	Austria — 0.4%
23,024	OMV AG	1,062,584
9,268	Voestalpine AG	396,089

	Total Austria	1,458,673

	Canada — 0.2%
32,400	Blackberry Ltd *	327,291
3,800	Canadian Pacific Railway Ltd	446,887

	Total Canada	774,178

	Finland — 0.3%
268,696	Nokia Oyj *	1,042,491

	France — 7.8%
102,871	ArcelorMittal	1,316,095
87,485	AXA	1,906,743
45,147	BNP Paribas	2,830,565
19,454	Bouygues SA	607,450
13,091	Carrefour SA	409,882
2,893	Casino Guichard-Perrachon SA	273,824
36,129	CNP Assurances	639,063
12,952	Compagnie de Saint-Gobain	604,065
64,380	Credit Agricole SA *	650,412
10,066	European Aeronautic Defense and Space Co NV	579,622
144,607	GDF Suez	3,137,517
10,914	Lafarge SA	665,825
161,905	Orange	1,643,519
30,084	Peugeot SA *	427,342
23,420	Renault SA	1,675,220
16,589	Sanofi	1,589,832
28,437	Societe Generale	1,245,352
129,601	Total SA	7,176,773
18,786	Vinci SA	969,300
81,386	Vivendi SA	1,650,889

	Total France	29,999,290

	Germany — 3.5%
9,399	Allianz SE (Registered)	1,346,563
4,931	BASF AG	431,302
5,988	Bayerische Motoren Werke AG	564,390
11,970	Bayer AG (Registered)	1,330,410
19,466	Daimler AG (Registered)	1,335,716

Shares	Description	Value ($)
	Germany — continued
24,194	Deutsche Lufthansa AG (Registered) *	431,614
12,313	Deutsche Bank AG (Registered)	534,517
20,631	Deutsche Post AG (Registered)	596,352
150,402	E.On AG	2,380,015
7,361	Hannover Rueck SE	513,830
10,605	HeidelbergCement AG	735,507
6,471	Muenchener Rueckversicherungs AG (Registered)	1,179,146
25,675	RWE AG	705,163
12,463	Suedzucker AG	402,398
18,500	ThyssenKrupp AG *	388,848
2,745	Volkswagen AG	610,039

	Total Germany	13,485,810

	Hong Kong — 0.4%
37	Esprit Holdings Ltd	63
108,000	Galaxy Entertainment Group Ltd *	655,733
107,200	Sands China Ltd	613,675
27,000	Wharf Holdings Ltd (The)	220,273

	Total Hong Kong	1,489,744

	Ireland — 0.2%
38,559	CRH Plc	815,098

	Italy — 3.9%
1,126,272	Enel SPA	3,713,572
189,175	ENI SPA	4,308,987
140,307	Fiat SPA *	1,057,332
124,877	Finmeccanica SPA *	638,850
466,904	Intesa Sanpaolo SPA	914,492
153,751	Mediaset SPA *	630,811
128,256	Parmalat SPA	414,026
26,500	Prada SPA	259,135
17,325	Prysmian SPA	384,156
1,273,059	Telecom Italia SPA	886,661
688,360	Telecom Italia SPA-Di RISP	380,572
258,954	UniCredit SPA	1,462,553

	Total Italy	15,051,147

	Japan — 10.4%
50,200	Aeon Co Ltd	684,002
15,900	Asahi Breweries Ltd	393,385
6,300	Central Japan Railway Co	717,275
17,248	Century Tokyo Leasing Corp	464,706
115,000	Cosmo Oil Co Ltd *	236,521
27,000	Daiwa House Industry Co Ltd	482,420
66,000	Daiwa Securities Group Inc	527,991
1,200	Fast Retailing Co Ltd	386,337
16,500	FujiFilm Holdings Corp	358,002
23,000	Fuji Heavy Industries Ltd	553,713
55,000	Hitachi Ltd	329,015

4	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
93	INPEX Corp	419,354
56,000	Isuzu Motors Ltd	338,993
160,800	Itochu Corp	1,810,162
4,400	Japan Airlines Co Ltd	232,772
49,000	JFE Holdings Inc	1,074,788
111,420	JX Holdings Inc	585,436
33,700	KDDI Corp	1,602,044
193,000	Marubeni Corp	1,394,007
291,000	Mazda Motor Corp *	1,158,487
16,000	Mitsubishi Estate Co Ltd	413,344
72,000	Mitsubishi Chemical Holdings Corp	337,146
54,200	Mitsubishi Corp	1,008,326
94,000	Mitsubishi UFJ Financial Group Inc	547,814
21,000	Mitsui Fudosan Co Ltd	657,416
62,300	Mitsui & Co Ltd	861,539
95,000	Mitsui OSK Lines Ltd *	372,522
381,400	Mizuho Financial Group Inc	773,058
397,545	Nippon Steel Corp	1,122,922
49,800	Nippon Telegraph & Telephone Corp	2,526,439
184,000	Nippon Yusen Kabushiki Kaisha	520,364
66,600	Nissan Motor Co Ltd	658,843
7,600	Nitto Denko Corp	401,929
79,700	Nomura Holdings Inc	549,517
1,282	NTT Docomo Inc	2,049,442
26,900	ORIX Corp	366,538
14,800	Otsuka Holdings Co Ltd	457,251
42,000	Ricoh Co Ltd	451,954
50,300	Showa Shell Sekiyu KK	497,190
264,500	Sojitz Corp	469,790
62,900	Sony Corp	1,251,894
143,100	Sumitomo Corp	1,802,761
40,000	Sumitomo Metal Mining Co Ltd	534,454
16,300	Sumitomo Mitsui Financial Group Inc	716,481
144,000	Sumitomo Mitsui Trust Holdings Inc	621,875
13,000	Sumitomo Realty & Development Co Ltd	568,159
157,000	Taisei Corp	639,870
21,800	Takeda Pharmaceutical Co Ltd	986,552
35,000	Tokyu Land Corp	322,338
40,000	TonenGeneral Sekiyu KK	362,468
39,000	Toyota Motor Corp	2,345,906
32,500	Toyota Tsusho Corp	742,712
11,520	Yamada Denki Co Ltd	362,837

	Total Japan	40,051,061

	Netherlands — 0.5%
64,449	Aegon NV	458,759
130,072	ING Groep NV *	1,416,174

	Total Netherlands	1,874,933

	Norway — 0.3%
56,174	Statoil ASA	1,232,418

Shares	Description	Value ($)
	Portugal — 0.2%
257,680	EDP-Energias de Portugal SA	910,680

	Singapore — 0.5%
239,000	CapitaCommercial Trust (REIT)	253,000
141,000	Capitaland Ltd	335,792
190,019	Global Logistic Properties Ltd	400,313
98,522	Keppel Land Ltd	259,444
59,000	StarHub Ltd	193,762
29,386	Venture Corp Ltd	174,905
146,971	Yanlord Land Group Ltd	134,441

	Total Singapore	1,751,657

	Spain — 3.9%
23,075	ACS Actividades de Construccion y Servicios SA	649,041
199,036	Banco Bilbao Vizcaya Argentaria SA	1,902,085
269,494	Banco Santander SA	1,904,309
37,873	Distribuidora Internacional de Alimentacion SA	299,369
42,192	Ferrovial SA	699,052
61,921	Gas Natural SDG SA	1,212,394
5,727	Grifols SA	230,017
260,881	Iberdrola SA	1,382,554
4,676	Inditex SA	618,251
250,169	Mapfre SA	842,571
92,559	Repsol YPF SA	2,147,903
226,563	Telefonica SA *	3,080,016

	Total Spain	14,967,562

	Sweden — 0.1%
11,108	Svenska Cellulosa AB - Class B	271,271

	Switzerland — 0.7%
4,562	Roche Holding AG (Non Voting)	1,137,148
633	Swisscom AG (Registered)	286,567
4,489	Zurich Insurance Group AG	1,116,343

	Total Switzerland	2,540,058

	United Kingdom — 8.4%
35,376	Anglo American Plc	811,553
51,919	ARM Holdings Plc	702,404
11,688	Associated British Foods Plc	334,379
65,683	AstraZeneca Plc	3,234,061
220,211	Aviva Plc	1,318,109
118,412	BAE Systems Plc	798,290
507,286	Barclays Plc	2,222,221
30,001	BHP Billiton Plc	872,591
819,747	BP Plc	5,668,401
262,267	BT Group Plc	1,320,913
21,838	Diageo Plc	669,256
49,959	Kingfisher Plc	298,129
1,864,631	Lloyds Banking Group Plc *	2,097,381

See accompanying notes to the financial statements.	5

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
91,320	Marks & Spencer Group Plc	667,579
9,361	Next Plc	709,988
44,787	Prudential Plc	749,110
9,274	Reckitt Benckiser Group Plc	630,253
14,964	Rio Tinto Plc	675,621
95,356	Royal Dutch Shell Plc A Shares (London)	3,084,002
71,216	Royal Dutch Shell Plc B Shares (London)	2,396,986
326,996	RSA Insurance Group Plc	601,506
129,745	TUI Travel Plc	692,744
280,495	Vodafone Group Plc	903,619
9,108	Wolseley Plc	460,583
29,433	WPP Plc	545,262

	Total United Kingdom	32,464,941

	United States — 52.6%
24,500	3M Co.	2,782,710
44,400	Abbott Laboratories	1,479,852
11,600	AbbVie, Inc.	494,276
14,600	Accenture Plc - Class A	1,054,850
17,386	Aetna, Inc.	1,102,099
3,000	Affiliated Managers Group, Inc. *	522,960
18,800	AFLAC, Inc.	1,086,452
5,000	Alexion Pharmaceuticals, Inc. *	538,800
3,500	Allergan, Inc.	309,330
18,200	Allstate Corp. (The)	872,144
22,900	Altria Group, Inc.	775,852
25,600	American Capital Agency Corp. (REIT)	582,656
9,400	American Express Co.	675,954
31,200	American International Group, Inc. *	1,449,552
8,500	American Tower Corp. (REIT)	590,665
18,600	Amgen, Inc.	2,026,284
12,300	Assurant, Inc.	652,392
29,800	AT&T, Inc.	1,008,134
19,800	Automatic Data Processing, Inc.	1,408,968
1,000	AutoZone, Inc. *	419,940
212,500	Bank of America Corp.	3,000,500
15,100	Baxter International, Inc.	1,050,356
5,200	BE Aerospace, Inc. *	354,588
13,600	Becton, Dickinson and Co.	1,324,368
5,000	Bed Bath & Beyond, Inc. *	368,700
25,300	Best Buy Co., Inc.	910,800
3,500	Biogen Idec, Inc. *	745,570
4,700	BlackRock, Inc.	1,223,504
10,800	Boeing Co.	1,122,336
21,100	Bristol–Myers Squibb Co.	879,659
18,800	Cabot Oil & Gas Corp.	735,644
9,600	CBRE Group, Inc. *	209,952
23,100	CBS Corp. - Class B (Non Voting)	1,180,410
9,600	Celgene Corp. *	1,343,808
38,200	Chevron Corp.	4,600,426
15,900	CH Robinson Worldwide, Inc.	904,233

Shares	Description	Value ($)
	United States — continued
82,600	Cisco Systems, Inc.	1,925,406
58,500	Citigroup, Inc.	2,827,305
22,300	Coach, Inc.	1,177,663
65,700	Coca-Cola Co. (The)	2,508,426
11,300	Cognizant Technology Solutions Corp. -Class A *	828,290
13,200	Colgate-Palmolive Co.	762,564
11,200	Comcast Corp. - Class A	471,408
20,600	Comcast Corp. - Special Class A	839,244
10,700	ConAgra Foods, Inc.	361,874
7,600	ConocoPhillips	503,880
11,600	Covidien Plc	689,040
6,300	CR Bard, Inc.	723,681
6,000	Cree, Inc. *	332,940
6,100	Crown Castle International Corp. *	423,462
10,600	Danaher Corp.	694,512
71,400	Dell, Inc.	983,178
29,700	Delta Air Lines, Inc.	585,981
16,900	Discover Financial Services	798,525
9,300	Dollar Tree, Inc. *	490,110
5,800	Eastman Chemical Co.	440,800
32,100	eBay, Inc. *	1,604,679
19,400	Ecolab, Inc.	1,772,190
37,100	Eli Lilly & Co.	1,906,940
20,600	EMC Corp.	531,068
5,800	Entergy Corp.	366,734
5,300	EOG Resources, Inc.	832,365
4,800	EQT Corp.	411,456
13,300	Exelon Corp.	405,517
7,000	Expeditors International of Washington, Inc.	283,920
10,300	Fastenal Co.	453,097
10,300	Fortune Brands Home & Security, Inc.	379,452
15,300	Franklin Resources, Inc.	706,248
13,600	GameStop Corp. - Class A	682,856
14,600	Gannett Co., Inc.	351,714
16,400	Gap Inc. (The)	663,216
25,100	General Growth Properties, Inc. (REIT)	481,418
60,700	General Motors Co. *	2,068,656
19,100	General Dynamics Corp.	1,590,075
11,500	General Mills, Inc.	567,180
9,700	Genuine Parts Co.	746,997
49,700	Genworth Financial, Inc. - Class A *	586,460
23,600	Gilead Sciences, Inc. *	1,422,372
9,600	Goldman Sachs Group, Inc. (The)	1,460,448
5,500	Google, Inc. - Class A *	4,657,950
6,200	Green Mountain Coffee Roasters, Inc. *	535,122
11,200	Halliburton Co.	537,600
54,800	Hartford Financial Services Group, Inc. (The)	1,622,080
5,400	Helmerich & Payne, Inc.	340,416
20,700	Hertz Global Holdings, Inc. *	497,421
95,100	Hewlett-Packard Co.	2,124,534

6	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	United States — continued
11,500	HollyFrontier Corp.	511,520
43,400	Home Depot, Inc.	3,232,866
17,400	Hormel Foods Corp.	720,882
6,000	Humana, Inc.	552,480
34,700	Intel Corp.	762,706
15,000	International Paper Co.	708,150
15,200	International Business Machines Corp.	2,770,504
13,400	Intuit, Inc.	851,302
800	Intuitive Surgical, Inc. *	309,216
11,500	Invesco Ltd.	349,140
62,800	Johnson & Johnson	5,426,548
67,300	JPMorgan Chase & Co.	3,400,669
4,000	Kansas City Southern	421,680
17,300	Kimberly-Clark Corp.	1,617,204
16,000	Kroger Co. (The)	585,600
8,600	L-3 Communications Holdings, Inc.	776,838
13,500	Las Vegas Sands Corp.	760,725
18,600	Lincoln National Corp.	781,944
2,000	LinkedIn Corp. *	480,080
21,500	Lowe’s Cos., Inc.	985,130
17,800	LyondellBasell Industries NV - Class A	1,248,670
4,000	M&T Bank Corp.	453,360
15,900	Marathon Petroleum Corp.	1,152,909
20,300	Marathon Oil Corp.	698,929
24,500	Masco Corp.	463,540
25,500	McDonald’s Corp.	2,406,180
16,400	Medtronic, Inc.	848,700
39,800	Merck & Co., Inc.	1,882,142
33,900	MetLife, Inc.	1,565,841
32,000	Micron Technology, Inc. *	434,240
197,200	Microsoft Corp.	6,586,480
3,100	Mohawk Industries, Inc. *	364,219
11,000	Monsanto Co.	1,076,790
14,300	Monster Beverage Corp. *	820,677
9,000	Moody’s Corp.	572,040
32,000	Morgan Stanley	824,320
2,100	Netflix, Inc. *	596,211
29,200	Nike, Inc. - Class B	1,834,344
7,000	Noble Energy, Inc.	430,010
4,800	O’Reilly Automotive, Inc. *	589,008
71,300	Oracle Corp.	2,271,618
27,800	Paychex, Inc.	1,075,304
40,000	PepsiCo, Inc.	3,189,200
140,673	Pfizer, Inc.	3,968,385
30,900	Philip Morris International, Inc.	2,578,296
24,000	Phillips 66	1,370,400
4,900	PPG Industries, Inc.	765,429
52,900	Procter & Gamble Co. (The)	4,120,381
12,900	Prudential Financial, Inc.	965,952
22,500	Pulte Homes, Inc.	346,275

Shares	Description	Value ($)
	United States — continued
36,900	Qualcomm, Inc.	2,445,732
6,800	Raytheon Co.	512,788
4,800	Realogy Holdings Corp. *	203,184
2,300	Regeneron Pharmaceuticals, Inc. *	557,313
19,900	Reynolds American, Inc.	947,837
13,600	Rockwell Collins, Inc.	962,472
9,800	Ross Stores, Inc.	659,148
8,300	SanDisk Corp.	457,994
3,800	Sherwin-Williams Co. (The)	655,120
8,900	Sigma–Aldrich Corp.	733,983
109,500	Sirius XM Radio, Inc.	392,010
10,500	Southwestern Energy Co. *	401,100
43,900	Staples, Inc.	610,649
16,400	Starbucks Corp.	1,156,528
11,300	State Street Corp.	753,936
18,900	Stryker Corp.	1,264,221
41,400	Sysco Corp.	1,325,628
4,700	Teradata Corp. *	275,232
9,200	Tesoro Corp.	424,028
19,900	Texas Instruments, Inc.	760,180
15,700	Time Warner, Inc.	950,321
26,300	TJX Cos., Inc. (The)	1,386,536
10,600	Travelers Cos., Inc. (The)	846,940
20,700	Twenty-First Century Fox, Inc.	648,531
11,100	Twenty-First Century Fox, Inc. - Class B	348,429
3,600	Union Pacific Corp.	552,744
13,400	United Continental Holdings, Inc. *	381,364
28,615	UnitedHealth Group, Inc.	2,052,840
10,700	United Technologies Corp.	1,071,070
19,500	Unum Group	575,835
39,000	Valero Energy Corp.	1,385,670
4,400	Valspar Corp.	273,504
7,900	Varian Medical Systems, Inc. *	556,555
21,000	Verizon Communications, Inc.	994,980
3,500	VF Corp.	655,235
15,600	Visa, Inc. - Class A	2,720,952
15,000	Walgreen Co.	721,050
47,400	Wal–Mart Stores, Inc.	3,459,252
17,500	WellPoint, Inc.	1,489,950
23,000	Wells Fargo & Co.	944,840
9,200	Western Digital Corp.	570,400
16,300	Weyerhaeuser Co. (REIT)	446,294
4,000	Whirlpool Corp.	514,600
5,100	WW Grainger, Inc.	1,261,485
37,300	Yahoo!, Inc. *	1,011,576
9,500	Yum! Brands, Inc.	665,190

	Total United States	202,237,454

	TOTAL COMMON STOCKS (COST $319,669,157)	366,473,625

See accompanying notes to the financial statements.	7

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.6%

	Germany — 0.6%
3,599	Henkel AG & Co KGaA 1.28%	348,773
14,679	Porsche Automobil Holding SE, 3.15%	1,235,216
2,337	Volkswagen AG 2.09%	531,544

	Total Germany	2,115,533

	TOTAL PREFERRED STOCKS (COST $1,602,082)	2,115,533

	MUTUAL FUNDS — 3.0%

	United States — 3.0%
	Affiliated Issuers
459,227	GMO U.S. Treasury Fund	11,480,665

	TOTAL MUTUAL FUNDS (COST $11,483,965)	11,480,665

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.5%

		Time Deposits — 0.5%
AUD	5,320	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.67%, due 09/03/13	4,735
DKK	8,351	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.10)%, due 09/03/13	1,480
JPY	278,335	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/13	2,846
SGD	19,176	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/13	15,033
USD	1,937,771	JPMorgan Chase (New York) Time Deposit, 0.06%, due 09/03/13	1,937,771
USD	102,028	Societe Generale (Paris) Time Deposit, 0.06%, due 09/03/13	102,028

		Total Time Deposits	2,063,893

		TOTAL SHORT-TERM INVESTMENTS (COST $2,063,893)	2,063,893

		TOTAL INVESTMENTS — 99.4% (Cost $334,819,097)	382,133,716
		Other Assets and Liabilities (net) — 0.6%	2,264,325

		TOTAL NET ASSETS — 100.0%	$384,398,041

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/25/2013	BNYM	AUD	953,638	USD	861,970	$16,093
10/25/2013	BOA	AUD	1,237,051	USD	1,117,441	20,177
10/25/2013	SSB	AUD	1,237,051	USD	1,117,411	20,146
10/25/2013	BBH	EUR	1,803,658	USD	2,422,349	38,109
10/25/2013	BCLY	EUR	2,540,031	USD	3,411,503	53,859
10/25/2013	BNYM	EUR	592,850	USD	795,362	11,678
10/25/2013	BOA	EUR	4,712,604	USD	6,307,787	78,238
10/25/2013	DB	EUR	3,796,056	USD	5,102,279	84,306
10/25/2013	JPM	EUR	3,255,700	USD	4,373,024	69,343
10/25/2013	MSCI	EUR	3,213,814	USD	4,315,840	67,528
10/25/2013	SSB	EUR	3,212,222	USD	4,299,238	53,030
10/25/2013	DB	NOK	4,122,132	USD	692,074	19,815
10/25/2013	BBH	USD	792,754	CAD	825,217	(10,293)
10/25/2013	BBH	USD	67,829	GBP	43,306	(744)
10/25/2013	BCLY	USD	412,518	CAD	429,283	(5,477)
10/25/2013	BCLY	USD	303,223	CHF	277,604	(4,746)
10/25/2013	BCLY	USD	2,541,106	HKD	19,700,707	(113)
10/25/2013	BNYM	USD	2,101,404	CAD	2,189,222	(25,608)
10/25/2013	BNYM	USD	335,703	CHF	307,944	(4,605)
10/25/2013	BOA	USD	2,107,594	CAD	2,189,221	(31,799)
10/25/2013	BOA	USD	330,184	CHF	303,347	(4,028)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/25/2013	BOA	USD	1,817,709	HKD	14,092,107	$(112)
10/25/2013	BOA	USD	1,210,357	SGD	1,544,058	176
10/25/2013	DB	USD	2,103,742	CAD	2,189,217	(27,950)
10/25/2013	DB	USD	336,182	CHF	307,943	(5,085)
10/25/2013	DB	USD	3,030,772	HKD	23,497,577	(60)
10/25/2013	DB	USD	1,856,871	SGD	2,367,511	(757)
10/25/2013	JPM	USD	701,155	CHF	643,038	(9,766)
10/25/2013	JPM	USD	245,683	GBP	156,686	(2,964)
10/25/2013	JPM	USD	1,771,415	HKD	13,733,554	(64)
10/25/2013	JPM	USD	2,615,085	SGD	3,332,189	(2,669)
10/25/2013	MSCI	USD	192,480	GBP	122,892	(2,110)
10/25/2013	MSCI	USD	2,541,188	HKD	19,700,708	(195)
10/25/2013	MSCI	USD	1,455,469	SGD	1,856,084	(310)
10/25/2013	RBS	USD	2,354	CHF	2,156	(36)
10/25/2013	RBS	USD	2,604,161	HKD	20,189,866	(76)
10/25/2013	RBS	USD	1,525,657	SGD	1,943,689	(1,817)
10/25/2013	SSB	USD	993,614	HKD	7,703,303	(44)
10/25/2013	SSB	USD	2,228,445	SGD	2,843,540	874

						$391,944

8	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
9	DAX	September 2013	$2,414,374	$(5,796)
46	FTSE 100	September 2013	4,571,173	112,999
113	S&P 500 E-Mini Index	September 2013	9,216,845	(25,257)

			$16,202,392	$81,946

Sales
30	SPI 200	September 2013	$3,399,478	$(178,988)
29	TOPIX	September 2013	3,232,757	51,571

			$6,632,235	$(127,417)

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 53.

See accompanying notes to the financial statements.	9

GMO International Core Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.0%
Mutual Funds	2.0
Preferred Stocks	0.7
Short-Term Investments	0.7
Forward Currency Contracts	0.1
Futures Contracts	0.0 ^
Other	0.5

100.0%

Country Summary*	% of Investments
United Kingdom	25.0%
Japan	21.4
France	12.6
Germany	8.9
Spain	7.7
Australia	5.3
Italy	4.9
Switzerland	3.0
Hong Kong	2.0
Netherlands	1.3
Singapore	1.2
Sweden	1.1
Finland	1.0
Belgium	0.8
Canada	0.7
Austria	0.6
New Zealand	0.6
Greece	0.5
Norway	0.4
Portugal	0.4
Ireland	0.3
Israel	0.2
Denmark	0.1
Malta	0.0 ^

100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Energy	15.1%
Banks	11.8
Pharmaceuticals, Biotechnology & Life Sciences	9.6
Telecommunication Services	9.2
Capital Goods	8.4
Utilities	6.6
Automobiles & Components	6.2
Materials	6.1
Insurance	4.5
Retailing	3.3
Real Estate	3.2
Diversified Financials	2.2
Transportation	2.1
Consumer Services	2.0
Technology Hardware & Equipment	1.8
Food & Staples Retailing	1.5
Food, Beverage & Tobacco	1.5
Consumer Durables & Apparel	1.3
Media	1.2
Software & Services	1.0
Household & Personal Products	0.9
Health Care Equipment & Services	0.3
Semiconductors & Semiconductor Equipment	0.2
Commercial Services & Supplies	0.0 ^

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

10

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.0%

	Australia — 5.1%
100,362	Amcor Ltd	928,501
4,239,643	Arrium Ltd	4,203,884
137,691	BHP Billiton Ltd	4,354,303
1,203,917	BlueScope Steel Ltd *	5,324,685
84,193	Commonwealth Bank of Australia	5,431,626
214,136	CSL Ltd	12,930,649
17,431	David Jones Ltd	43,587
3,198,225	Goodman Fielder Ltd *	2,096,261
622,039	GPT Group (REIT)	1,959,522
206,493	Insurance Australia Group Ltd	1,066,266
774,951	Investa Office Fund (REIT)	2,021,671
206,485	JB Hi–Fi Ltd	3,453,444
89,704	Macquarie Group Ltd	3,476,491
1,960,230	Mirvac Group (REIT)	2,856,373
287,893	Myer Holdings Ltd	701,770
146,997	National Australia Bank Ltd	4,221,938
1,522,140	Pacific Brands Ltd	1,024,715
866,056	Qantas Airways Ltd *	1,049,939
1,009,040	QBE Insurance Group Ltd	13,593,808
1,641,177	Stockland (REIT)	5,428,274
830,452	TABCORP Holdings Ltd	2,374,054
281,661	Tatts Group Ltd	802,504
1,517,687	Telstra Corp Ltd	6,604,040
756,049	Westpac Banking Corp	20,987,808

	Total Australia	106,936,113

	Austria — 0.6%
162,013	OMV AG	7,477,083
25,339	Raiffeisen Bank International AG	869,320
111,295	Voestalpine AG	4,756,451

	Total Austria	13,102,854

	Belgium — 0.8%
188,796	Ageas	7,424,144
142,401	Belgacom SA	3,408,944
72,777	Delhaize Group	4,648,936
30,183	KBC Groep NV	1,325,528

	Total Belgium	16,807,552

	Canada — 1.3%
574,000	Blackberry Ltd *	5,798,310
305,400	Bombardier Inc	1,388,841
41,900	Canadian Oil Sands Ltd	803,948
9,900	Canadian Tire Corp Ltd	837,360
30,500	Canadian Pacific Railway Ltd	3,586,856
210,530	First Quantum Minerals Ltd	3,495,841
89,500	Husky Energy Inc	2,530,438
37,400	Magna International Inc - Class A	2,874,683

Shares	Description	Value ($)
	Canada — continued
32,855	Methanex Corp	1,526,870
45,900	Metro Inc - Class A	2,938,855
216,500	Sherritt International Corp	756,404

	Total Canada	26,538,406

	Denmark — 0.1%
23,306	Coloplast A/S	1,264,646
33,571	GN Store Nord A/S	690,715
14,544	Pandora A/S	523,048

	Total Denmark	2,478,409

	Finland — 1.0%
19,875	Kone Oyj - Class B	1,622,436
133,182	Neste Oil Oyj	2,442,532
3,124,635	Nokia Oyj *	12,123,004
64,159	Sampo Oyj - Class A	2,670,635
63,932	Tieto Oyj	1,271,690
19,366	Wartsila Oyj	901,675

	Total Finland	21,031,972

	France — 12.4%
589,452	Air France–KLM *	4,433,920
160,834	ArcelorMittal	2,057,654
390,263	AXA	8,505,814
231,485	BNP Paribas	14,513,333
115,582	Bouygues SA	3,609,039
46,739	Carrefour SA	1,463,406
37,868	Compagnie Generale des Etablissements Michelin - Class B	3,624,557
114,767	Credit Agricole SA *	1,159,457
161,736	European Aeronautic Defense and Space Co NV	9,313,105
566,259	GDF Suez	12,286,040
34,744	L’Oreal SA	5,800,606
111,696	Lagardere SCA	3,403,971
719,261	Orange	7,301,312
801,518	Peugeot SA *	11,385,531
34,868	Publicis Groupe SA	2,593,315
35,124	Rallye SA	1,235,474
216,174	Renault SA	15,462,808
45,076	Safran SA	2,501,633
347,496	Sanofi	33,302,799
422,415	Societe Generale	18,498,982
1,583,358	Total SA	87,679,887
5,905	Valeo SA	444,454
479,010	Vivendi SA	9,716,565

	Total France	260,293,662

	Germany — 5.7%
31,252	Adidas AG	3,306,090

See accompanying notes to the financial statements.	11

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
74,983	Allianz SE (Registered)	10,742,559
72,572	Aurubis AG	4,185,871
106,347	Bayer AG (Registered)	11,819,972
8,447	Continental AG	1,274,860
58,276	Daimler AG (Registered)	3,998,777
261,143	Deutsche Lufthansa AG (Registered) *	4,658,714
64,842	Deutsche Bank AG (Registered)	2,814,843
163,438	Deutsche Post AG (Registered)	4,724,282
74,506	Duerr AG	4,996,720
2,025,155	E.ON AG	32,046,781
94,886	Leoni AG	5,208,126
15,548	Merck KGaA	2,362,013
38,370	Metro AG	1,405,994
53,679	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	9,781,395
25,346	ProSiebenSat.1 Media AG (Registered)	1,073,597
323,391	RWE AG	8,881,920
54,426	Salzgitter AG	2,063,557
48,982	Sky Deutschland AG *	409,803
121,979	Suedzucker AG	3,938,385

	Total Germany	119,694,259

	Greece — 0.4%
1,771	Hellenic Exchanges SA	13,031
154,927	Marfin Investment Group Holdings SA *	57,525
559,433	OPAP SA	5,533,497
362,941	Public Power Corp SA	3,418,266

	Total Greece	9,022,319

	Hong Kong — 2.0%
546,000	AAC Technologies Holdings Inc	2,463,872
499,000	AIA Group Ltd	2,177,728
319,000	Cheung Kong Holdings Ltd	4,546,597
2,081,800	Esprit Holdings Ltd	3,540,009
1,095,000	Galaxy Entertainment Group Ltd *	6,648,400
126,030	Link (REIT)	577,413
3,245,000	Pacific Basin Shipping Ltd	2,018,416
892,400	Sands China Ltd	5,108,616
440,000	Sun Hung Kai Properties Ltd	5,690,761
283,500	Swire Pacific Ltd	3,241,678
305,000	Wharf Holdings Ltd (The)	2,488,272
984,000	Xinyi Glass Holdings Ltd	915,019
566,000	Yue Yuen Industrial Holdings	1,731,651

	Total Hong Kong	41,148,432

	Ireland — 0.2%
309,192	C&C Group Plc	1,712,088
40,245	Paddy Power Plc	3,237,249

	Total Ireland	4,949,337

Shares	Description	Value ($)
	Israel — 0.2%
396,070	Africa Israel Investments Ltd *	697,699
283,039	Bezeq Israeli Telecommunication Corp Ltd	461,167
226,368	Partner Communications Co Ltd	1,655,860
1,287	Paz Oil Co Ltd *	197,660
37,241	Teva Pharmaceutical Industries Ltd	1,423,591

	Total Israel	4,435,977

	Italy — 4.8%
1,134,346	A2A SPA	983,974
3,766	Ansaldo STS SPA	32,629
131,045	Azimut Holding SPA	2,811,935
8,699,711	Enel SPA	28,684,901
1,026,211	ENI SPA	23,374,811
16,127	Exor SPA	549,506
979,478	Fiat SPA *	7,381,196
1,323,895	Finmeccanica SPA *	6,772,830
3,609,628	Intesa Sanpaolo SPA	7,069,925
867,940	Mediaset SPA *	3,560,995
486,461	Mediolanum SPA	3,385,571
150,730	Recordati SPA	1,695,714
10,160,713	Telecom Italia SPA	7,076,738
7,020,762	Telecom Italia SPA-Di RISP	3,881,550
700,184	UniCredit SPA	3,954,588

	Total Italy	101,216,863

	Japan — 21.1%
8,700	ABC-Mart Inc	363,310
2,206	Accordia Golf Co Ltd	2,387,658
805	Advance Residence Investment Corp (REIT)	1,632,089
239,500	Aeon Co Ltd	3,263,319
149,000	Astellas Pharma Inc	7,580,807
4,300	Avex Group Holding Inc	120,893
91,000	Bridgestone Corp	2,970,123
86,000	Credit Saison Co Ltd	1,964,387
404,150	Daiei Inc *	1,380,839
1,121,000	Daikyo Inc	3,237,325
121,300	Daito Trust Construction Co Ltd	11,071,531
556,000	Daiwabo Holdings Co Ltd	919,448
650,000	Daiwa Securities Group Inc	5,199,914
283,700	Dena Co Ltd	5,545,642
742,000	DIC Corp	1,886,039
1,800	Fast Retailing Co Ltd	579,506
650,000	Fuji Electric Co Ltd	2,380,317
451,000	Fuji Heavy Industries Ltd	10,857,587
82,000	Fuji Oil Co Ltd	1,437,832
25,200	GMO internet Inc	277,174
2,848	GungHo Online Entertainment Inc *	1,926,242
339,000	Gunze Ltd	842,664

12	See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
319,000	Hanwa Co Ltd	1,372,395
3,582,873	Haseko Corp *	4,154,923
212,000	Hino Motors Ltd	2,746,438
618	INPEX Corp	2,786,674
1,157,500	Itochu Corp	13,030,242
47,200	J Trust Co Ltd	696,029
303,900	JFE Holdings Inc	6,665,879
231,000	Juki Corp *	347,324
2,861,130	JX Holdings Inc	15,033,274
173,120	K’s Holdings Corp	5,259,821
209,680	Kakaku.com Inc	3,835,343
130,600	Kao Corp	3,801,181
2,856,000	Kawasaki Kisen Kaisha Ltd	6,391,382
297,708	KDDI Corp	14,152,562
273,000	Kinugawa Rubber Industrial Co Ltd	1,516,491
1,054,000	Kobe Steel Ltd *	1,668,381
115,284	Kohnan Shoji Co Ltd	1,233,817
182,000	Kubota Corp	2,460,414
164,000	Kurimoto Ltd	447,630
677,500	Leopalace21 Corp *	4,151,077
1,119,000	Marubeni Corp	8,082,351
2,402,000	Mazda Motor Corp *	9,562,493
1,198	Medinet Co Ltd *	435,956
184,994	Medipal Holdings Corp	2,059,160
24,704	MEIJI Holdings Co Ltd	1,274,512
3,900	Misawa Homes Co Ltd	55,382
180,000	Mitsubishi Estate Co Ltd	4,650,118
427,000	Mitsubishi Heavy Industries Ltd	2,329,397
1,095,500	Mitsubishi Chemical Holdings Corp	5,129,767
818,600	Mitsubishi Corp	15,229,069
717,783	Mitsui Engineer & Shipbuilding Co Ltd	1,289,948
115,000	Mitsui Fudosan Co Ltd	3,600,136
579,600	Mitsui & Co Ltd	8,015,216
906,000	Mitsui Mining & Smelting Co Ltd	2,103,292
1,484,866	Mitsui OSK Lines Ltd *	5,822,585
3,075,500	Mizuho Financial Group Inc	6,233,720
30,200	Murata Manufacturing Co Ltd	2,059,359
158,500	Namco Bandai Holdings Inc	2,521,227
331,000	NEC Corp	699,250
2,718,400	Nippon Light Metal Co Ltd	3,432,293
226,500	Nippon Paper Industries Co Ltd	3,071,909
699,000	Nippon Steel Corp	1,974,424
207,600	Nippon Telegraph & Telephone Corp	10,531,903
1,738,000	Nippon Yusen Kabushiki Kaisha	4,915,176
199,108	Nipro Corp	1,708,717
48,700	Nitori Holdings Co Ltd	4,345,782
45,100	Nitto Denko Corp	2,385,129
941,400	Nomura Holdings Inc	6,490,779
386,097	North Pacific Bank Ltd	1,501,380
4,778	NTT Docomo Inc	7,638,248

Shares	Description	Value ($)
	Japan — continued
470,000	Orient Corp *	1,104,216
13,500	Pigeon Corp	619,057
88,620	Point Inc	4,155,859
2,823,400	Resona Holdings Inc	13,397,251
266,000	Ricoh Co Ltd	2,862,375
408,900	Round One Corp	2,290,266
50,800	Ryohin Keikaku Co Ltd	4,450,920
52,800	Sanix Inc *	711,573
93,600	Sankyo Co Ltd	4,343,250
2,200	Ship Healthcare Holdings Inc	79,348
3,500	SHO–BOND Holdings Co Ltd	137,711
69,200	SoftBank Corp	4,317,122
2,200,400	Sojitz Corp	3,908,228
1,416,420	Sumitomo Light Metal Industries Ltd	1,390,513
1,073,900	Sumitomo Mitsui Construction Co Ltd *	825,370
1,046,600	Sumitomo Corp	13,184,972
171,300	Sumitomo Mitsui Financial Group Inc	7,529,639
576,000	Sumitomo Mitsui Trust Holdings Inc	2,487,500
90,000	Sumitomo Realty & Development Co Ltd	3,933,408
465,000	Taisei Corp	1,895,156
28,900	Takara Bio Inc	561,425
312,200	Takeda Pharmaceutical Co Ltd	14,128,516
550,100	Tokyo Electric Power Co Inc (The) *	2,768,794
91,000	Tokyu Land Corp	838,080
190,000	TonenGeneral Sekiyu KK	1,721,724
461,000	Toshiba Corp	1,816,685
359,000	Tosoh Corp	1,273,960
102,000	Toyobo Co Ltd	166,784
563,500	Toyota Motor Corp	33,895,337
382,700	Toyota Tsusho Corp	8,745,714
833,645	Unitika Ltd *	447,822
460,900	UNY Co Ltd	2,929,978
291,728	Wacom Co Ltd	2,489,592
1,056	Yahoo! Japan Corp	520,192
236,220	Yamada Denki Co Ltd	7,440,040

	Total Japan	442,092,978

	Malta — 0.0%
15,998,662	BGP Holdings Plc *	—

	Netherlands — 1.3%
969,814	Aegon NV	6,903,300
139,936	CSM NV	3,310,756
62,543	Delta Lloyd NV	1,194,498
10,054	Heineken NV	690,528
388,557	ING Groep NV *	4,230,460
92,378	Koninklijke Philips Electronics NV	2,856,517
604,426	Koninklijke BAM Groep NV	2,468,253
662,903	Koninklijke KPN NV *	1,934,145
210,682	PostNL NV *	743,226

See accompanying notes to the financial statements.	13

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Netherlands — continued
934,497	SNS REAAL NV * (a)	—
42,500	Wereldhave NV (REIT)	2,830,700

	Total Netherlands	27,162,383

	New Zealand — 0.6%
1,023,735	Chorus Ltd	2,295,335
521,810	Fletcher Building Ltd	3,523,365
3,106,547	Telecom Corp of New Zealand	5,448,151

	Total New Zealand	11,266,851

	Norway — 0.4%
91,441	Aker Solutions ASA	1,386,078
80,207	DNB ASA	1,243,361
10,602	Norwegian Air Shuttle ASA *	379,015
103,826	Statoil ASA	2,277,870
124,353	TGS Nopec Geophysical Co ASA	3,659,772

	Total Norway	8,946,096

	Portugal — 0.4%
2,268,725	EDP-Energias de Portugal SA	8,018,012
255,369	Portugal Telecom SGPS SA	963,952

	Total Portugal	8,981,964

	Singapore — 1.2%
766,000	China Minzhong Food Corp Ltd *	318,266
699,000	Ezion Holdings Ltd	1,238,972
1,804,000	Ezra Holdings Ltd *	1,170,265
18,114,000	Golden Agri-Resources Ltd	7,931,535
1,931,000	Noble Group Ltd	1,220,564
3,905,000	Singapore Telecommunications	10,722,427
284,000	Vard Holdings Ltd *	190,600
1,799,000	Yangzijiang Shipbuilding Holdings Ltd	1,329,757

	Total Singapore	24,122,386

	Spain — 7.6%
63,331	Abengoa SA	165,247
100,755	ACS Actividades de Construccion y Servicios SA	2,833,985
107,308	Amadeus IT Holding SA - Class A	3,465,554
2,017,966	Banco Bilbao Vizcaya Argentaria SA	19,284,664
7,112,847	Banco Santander SA	50,261,074
471,110	Distribuidora Internacional de Alimentacion SA	3,723,911
121,320	Enagas	2,755,989
86,628	Ferrovial SA	1,435,283
72,447	Fomento de Construcciones y Contratas SA	1,289,739
589,361	Gas Natural SDG SA	11,539,503
17,292	Grifols SA	694,509
2,609,110	Iberdrola SA	13,827,128
451,484	Repsol YPF SA	10,477,038

Shares	Description	Value ($)
	Spain — continued
2,714,093	Telefonica SA *	36,896,801

	Total Spain	158,650,425

	Sweden — 1.1%
176,067	Boliden AB	2,569,344
103,090	Ericsson LM B Shares	1,212,421
180,271	Investor AB	5,194,906
90,067	NCC AB - Class B	2,354,357
142,429	Skandinaviska Enskilda Banken AB - Class A	1,461,258
100,635	Svenska Cellulosa AB - Class B	2,457,630
54,940	Svenska Handelsbanken AB - A Shares	2,356,681
200,043	Swedbank AB - Class A	4,524,592

	Total Sweden	22,131,189

	Switzerland — 3.0%
105,406	ABB Ltd	2,254,406
30,056	Compagnie Financiere Richemont SA - Class A	2,853,195
172,982	Credit Suisse Group AG (Registered)	4,986,105
502	Givaudan SA (Registered)	675,608
345,554	Novartis AG (Registered)	25,173,513
72,699	Roche Holding AG (Non Voting)	18,121,332
5,720	Swatch Group AG	3,290,495
6,031	Swiss Life Holding AG (Registered)	1,129,406
41,959	Swiss Re AG	3,215,482

	Total Switzerland	61,699,542

	United Kingdom — 24.7%
564,935	Aberdeen Asset Management Plc	3,087,083
39,278	Admiral Group Plc	768,631
281,373	ARM Holdings Plc	3,806,649
118,859	Ashtead Group Plc	1,184,672
40,722	Associated British Foods Plc	1,165,006
992,138	AstraZeneca Plc	48,850,304
580,686	Aviva Plc	3,475,791
2,809,095	BAE Systems Plc	18,937,889
6,084,866	Barclays Plc	26,655,414
201,882	BBA Aviation Plc	963,758
426,127	BG Group Plc	8,108,395
559,405	BHP Billiton Plc	16,270,518
8,230,768	BP Plc	56,914,255
905,254	BT Group Plc	4,559,330
153,248	Bunzl Plc	3,234,181
1,835,747	Darty Plc	2,294,369
6,718,820	Dixons Retail Plc *	4,296,607
459,647	Drax Group Plc	4,968,155
146,788	easyJet Plc	2,808,719
348,101	FirstGroup Plc	619,134
99	Game Group Plc * (a) (b)	—

14	See accompanying notes to the financial statements.

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
619,615	GlaxoSmithKline Plc	15,802,396
5,299	Halfords Group Plc	29,731
7,824	Hargreaves Lansdown Plc	121,188
2,618,227	Home Retail Group Plc	5,776,684
138,580	Imperial Tobacco Group Plc	4,582,028
74,379	InterContinental Hotels Group Plc	2,083,023
1,777,237	ITV Plc	4,533,968
156,796	Lancashire Holdings Ltd	1,747,786
18,651,652	Lloyds Banking Group Plc *	20,979,814
7,131	Micro Focus International Plc	87,504
36,638	Mondi Plc	564,722
164,260	Next Plc	12,458,358
76,673	Persimmon Plc, Bonus Shares	1,306,819
281,188	Playtech Ltd	2,949,940
616,504	Premier Foods Plc *	1,259,280
617,772	Prudential Plc	10,332,887
86,700	Reckitt Benckiser Group Plc	5,892,061
147,672	Reed Elsevier Plc	1,810,843
739,445	Rio Tinto Plc	33,385,779
518,630	Rolls-Royce Holdings Plc	8,945,178
657,783	Royal Bank of Scotland Group Plc *	3,398,132
1,544,013	Royal Dutch Shell Plc A Shares (London)	49,936,444
762,264	Royal Dutch Shell Plc B Shares (London)	25,656,262
117,438	Scottish & Southern Energy Plc	2,845,296
133,222	Spectris Plc	4,585,792
448,244	Standard Life Assurance Plc	2,302,972
232,574	Taylor Wimpey Plc	358,582
1,618,746	Tesco Plc	9,199,252
1,759,676	Thomas Cook Group Plc *	3,848,038
737,141	Trinity Mirror Plc *	1,360,908
351,215	Tullett Prebon Plc	1,861,002
14,357,348	Vodafone Group Plc	46,252,431
27,266	Whitbread Plc	1,302,318
287,466	WH Smith Plc	3,775,337
872,477	William Hill Plc	5,615,753
327,920	WPP Plc	6,074,893

	Total United Kingdom	515,992,261

	TOTAL COMMON STOCKS (COST $1,863,698,020)	2,008,702,230

	PREFERRED STOCKS — 0.7%

	Germany — 0.7%
140,992	Porsche Automobil Holding SE 3.15%	11,864,267
8,463	Volkswagen AG 2.09%	1,924,886

	Total Germany	13,789,153

	TOTAL PREFERRED STOCKS (COST $10,898,977)	13,789,153

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 2.0%

		United States — 2.0%
		Affiliated Issuers
	1,691,257	GMO U.S. Treasury Fund	42,281,429

		TOTAL MUTUAL FUNDS (COST $42,292,133)	42,281,429

		SHORT-TERM INVESTMENTS — 0.7%

		Time Deposits — 0.7%
CAD	12,466	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.28%, due 09/03/13	11,835
EUR	849	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.00%, due 09/03/13 (c)	1,121
GBP	9,010	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.07%, due 09/03/13	13,963
HKD	36,552	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/13	4,714
SGD	427,500	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/13	335,137
JPY	36,599,169	Citibank (New York) Time Deposit, 0.01%, due 09/03/13	372,772
AUD	340,280	JPMorgan Chase (New York) Time Deposit, 1.67%, due 09/03/13	302,866
USD	10,286,699	JPMorgan Chase (New York) Time Deposit, 0.06%, due 09/03/13	10,286,699
USD	3,858,305	Societe Generale (Paris) Time Deposit, 0.06%, due 09/03/13	3,858,305

		Total Time Deposits	15,187,412

		TOTAL SHORT-TERM INVESTMENTS (COST $15,187,412)	15,187,412

		TOTAL INVESTMENTS — 99.4% (Cost $1,932,076,542)	2,079,960,224
		Other Assets and Liabilities (net) — 0.6%	13,547,085

		TOTAL NET ASSETS — 100.0%	$2,093,507,309

See accompanying notes to the financial statements.	15

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/25/2013	BBH	AUD	3,397,694	USD	3,070,224	$56,468
10/25/2013	BCLY	AUD	2,923,250	USD	2,640,776	47,852
10/25/2013	BNYM	AUD	8,053,366	USD	7,279,236	135,896
10/25/2013	BOA	AUD	7,282,420	USD	6,578,283	118,772
10/25/2013	MSCI	AUD	6,971,359	USD	6,298,232	114,633
10/25/2013	SSB	AUD	4,682,251	USD	4,229,412	76,253
10/25/2013	BBH	CAD	2,962,371	USD	2,845,834	36,946
10/25/2013	BCLY	CAD	399,308	USD	383,714	5,094
10/25/2013	BNYM	CAD	7,630,008	USD	7,323,941	89,251
10/25/2013	BOA	CAD	4,429,000	USD	4,263,861	64,331
10/25/2013	DB	CAD	4,523,207	USD	4,346,604	57,749
10/25/2013	JPM	CAD	3,575	USD	3,433	43
10/25/2013	MSCI	CAD	3,686,466	USD	3,541,196	45,729
10/25/2013	RBS	CAD	2,822,461	USD	2,712,171	35,944
10/25/2013	SSB	CAD	99,993	USD	96,255	1,443
10/25/2013	BCLY	EUR	13,053,422	USD	17,531,986	276,784
10/25/2013	BNYM	EUR	8,069,639	USD	10,756,326	89,142
10/25/2013	BOA	EUR	6,281,214	USD	8,407,361	104,281
10/25/2013	DB	EUR	9,900,967	USD	13,247,729	159,729
10/25/2013	MSCI	EUR	15,044,470	USD	20,203,264	316,114
10/25/2013	RBS	EUR	24,908,163	USD	33,473,059	547,181
10/25/2013	SSB	EUR	23,367,875	USD	31,275,564	385,779
10/25/2013	BCLY	GBP	4,138,538	USD	6,481,931	70,991
10/25/2013	BNYM	GBP	2,747,854	USD	4,308,470	51,815
10/25/2013	BOA	GBP	5,984,176	USD	9,277,567	7,579
10/25/2013	DB	GBP	10,581,401	USD	16,583,489	192,016
10/25/2013	MSCI	GBP	2,720,376	USD	4,260,803	46,713
10/25/2013	BBH	NOK	15,103,311	USD	2,532,328	69,202
10/25/2013	BOA	NOK	18,329,740	USD	3,063,644	74,334
10/25/2013	BCLY	NZD	5,791,048	USD	4,602,841	143,499
10/25/2013	BOA	NZD	4,740,813	USD	3,767,993	117,375
10/25/2013	BBH	USD	22,354,649	CHF	20,519,332	(292,440)
10/25/2013	BBH	USD	7,198,209	HKD	55,805,700	(402)
10/25/2013	BCLY	USD	3,746,291	CHF	3,429,767	(58,635)
10/25/2013	BCLY	USD	12,726,255	HKD	98,664,198	(568)
10/25/2013	BCLY	USD	5,878,422	SGD	7,494,388	(2,867)
10/25/2013	BNYM	USD	3,738,940	CHF	3,429,767	(51,284)
10/25/2013	BNYM	USD	9,839,919	HKD	76,288,103	(296)
10/25/2013	BNYM	USD	500,355	SEK	3,248,054	(10,835)
10/25/2013	BNYM	USD	4,175,660	SGD	5,320,209	(4,649)
10/25/2013	BOA	USD	26,803	CHF	24,624	(327)
10/25/2013	BOA	USD	9,290,375	HKD	72,025,268	(572)
10/25/2013	BOA	USD	14,272,816	JPY	1,401,062,444	366
10/25/2013	BOA	USD	22,226,117	SGD	28,353,969	3,224
10/25/2013	DB	USD	6,170,172	CHF	5,651,878	(93,322)
10/25/2013	DB	USD	4,601,920	HKD	35,680,760	176
10/25/2013	DB	USD	2,869,870	SEK	18,608,670	(65,328)
10/25/2013	JPM	USD	18,982,423	CHF	17,409,008	(264,408)
10/25/2013	JPM	USD	7,771,950	HKD	60,254,935	(282)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/25/2013	JPM	USD	14,562,727	JPY	1,401,062,443	$(289,545)
10/25/2013	JPM	USD	2,835,506	SEK	18,416,251	(59,963)
10/25/2013	MSCI	USD	5,976,082	CHF	5,484,932	(78,731)
10/25/2013	MSCI	USD	14,685,303	HKD	113,848,652	(1,129)
10/25/2013	MSCI	USD	7,463,901	SGD	9,518,325	(1,592)
10/25/2013	RBS	USD	3,258,448	CHF	2,984,530	(49,507)
10/25/2013	RBS	USD	121,419	SEK	786,528	(2,880)
10/25/2013	SSB	USD	18,500,447	CHF	17,004,038	(217,852)
10/25/2013	SSB	USD	18,793,546	HKD	145,702,793	(831)
10/25/2013	SSB	USD	28,679,919	SGD	36,596,150	11,243

						$2,005,702

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
187	DAX	September 2013	$50,165,323	$(595,365)
14	MSCI Singapore	September 2013	753,217	(8,464)
19	SPI 200	September 2013	2,153,003	(6,103)

			$53,071,543	$(609,932)

Sales
86	S&P Toronto 60	September 2013	$11,861,844	$(364,258)

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)	Bankrupt issuer.

(c)	Rate rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 53.

16	See accompanying notes to the financial statements.

GMO International Growth Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.0%
Mutual Funds	2.5
Preferred Stocks	1.0
Short-Term Investments	0.2
Forward Currency Contracts	0.1
Futures Contracts	0.0	^
Rights/Warrants	0.0	^
Other	0.2

	100.0%

Country Summary*	% of Investments
United Kingdom	22.4%
Japan	21.0
Switzerland	10.4
Germany	7.8
France	7.1
Australia	6.7
Hong Kong	3.1
Canada	2.6
Sweden	2.6
Denmark	2.4
Netherlands	2.4
Singapore	2.4
Spain	2.4
Finland	1.5
Italy	1.4
Belgium	1.1
Ireland	0.9
Norway	0.9
Israel	0.6
Austria	0.2
New Zealand	0.1
Greece	0.0	^
Portugal	0.0	^

	100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Pharmaceuticals, Biotechnology & Life Sciences	15.1%
Food, Beverage & Tobacco	10.9
Banks	7.1
Capital Goods	6.7
Materials	6.4
Automobiles & Components	6.0
Insurance	4.9
Retailing	4.0
Telecommunication Services	3.7
Diversified Financials	3.3
Energy	3.0
Transportation	3.0
Software & Services	2.7
Household & Personal Products	2.7
Real Estate	2.6
Food & Staples Retailing	2.5
Technology Hardware & Equipment	2.5
Consumer Durables & Apparel	2.4
Media	2.2
Consumer Services	2.1
Commercial & Professional Services	1.9
Utilities	1.9
Health Care Equipment & Services	1.8
Semiconductors & Semiconductor Equipment	0.6

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

17

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.0%

	Australia — 6.2%
520,948	BHP Billiton Ltd	16,474,320
176,594	Coca Cola Amatil Ltd	1,922,467
55,707	Commonwealth Bank of Australia	3,593,880
293,376	CSL Ltd	17,715,574
604,754	Insurance Australia Group Ltd	3,122,764
40,204	JB Hi–Fi Ltd	672,409
260,929	Myer Holdings Ltd	636,043
116,334	National Australia Bank Ltd	3,341,258
128,022	Primary Health Care Ltd	586,206
287,193	QBE Insurance Group Ltd	3,869,070
235,574	Rio Tinto Ltd	12,128,716
280,546	Suncorp-Metway Ltd	3,064,523
2,311,498	Telstra Corp Ltd	10,058,217
602,791	Westpac Banking Corp	16,733,389
160,848	Woodside Petroleum Ltd	5,443,596
648,638	Woolworths Ltd	20,546,443

	Total Australia	119,908,875

	Austria — 0.3%
147,420	Erste Group Bank AG	4,730,525
946,419	Immofinanz AG (Entitlement Shares) *	—
9,285	Verbund AG	178,803

	Total Austria	4,909,328

	Belgium — 1.1%
169,581	Ageas	6,668,541
46,445	Anheuser-Busch InBev NV	4,331,512
40,716	Bekaert NV	1,448,807
71,820	Colruyt SA	3,975,861
29,882	Delhaize Group	1,908,838
55,195	Mobistar SA	823,846
36,290	Umicore SA	1,680,376

	Total Belgium	20,837,781

	Canada — 2.8%
189,000	Canadian National Railway Co	17,724,694
64,800	Canadian Pacific Railway Ltd	7,620,598
145,900	Enbridge Inc	5,982,551
63,100	Magna International Inc - Class A	4,850,067
83,700	Potash Corp of Saskatchewan Inc	2,475,321
113,300	Rogers Communications Inc - Class B	4,473,699
56,900	Royal Bank of Canada	3,505,943
38,800	Saputo Inc	1,722,480
25,700	Tim Hortons, Inc.	1,405,412
52,996	Valeant Pharmaceuticals International Inc *	5,212,556

	Total Canada	54,973,321

Shares	Description	Value ($)

	Denmark — 2.4%
31,725	Chr Hansen Holding A/S	1,051,192
120,003	Coloplast A/S - Class B	6,511,681
97,857	GN Store Nord A/S	2,013,384
180,533	Novo-Nordisk A/S - Class B	30,184,347
135,179	Novozymes A/S - B Shares	4,921,764
41,615	Pandora A/S	1,496,608
30,584	Vestas Wind Systems A/S *	572,026

	Total Denmark	46,751,002

	Finland — 1.5%
185,567	Fortum Oyj	3,693,327
121,419	Kone Oyj - Class B	9,911,677
87,664	Neste Oil Oyj	1,607,741
26,654	Nokian Renkaat Oyj	1,243,714
929,535	Nokia Oyj *	3,606,423
43,258	Orion Oyj - Class B	1,000,239
56,665	Outotec Oyj	733,854
109,769	Sampo Oyj - Class A	4,569,163
57,403	Wartsila Oyj	2,672,665

	Total Finland	29,038,803

	France — 6.1%
199,430	Air France–KLM *	1,500,133
836,689	Alcatel-Lucent *	2,155,060
70,703	AXA	1,540,978
59,273	BNP Paribas	3,716,218
191,855	Bureau Veritas SA	5,785,761
106,783	Carrefour SA	3,343,395
32,227	Casino Guichard-Perrachon SA	3,050,302
50,830	Cie Generale des Etablissements Michelin	4,865,223
278,597	Credit Agricole SA *	2,814,583
50,982	Danone SA	3,796,141
41,001	Dassault Systemes SA	5,239,192
74,508	Essilor International SA	8,045,735
205,443	European Aeronautic Defense and Space Co NV	11,829,847
12,037	ICADE (REIT)	1,046,610
22,513	Iliad SA	5,401,410
7,957	Kering	1,797,958
95,510	L’Oreal SA	15,945,657
33,916	Lafarge SA	2,069,097
17,473	Neopost SA	1,223,658
54,757	Publicis Groupe SA	4,072,564
21,209	Remy Cointreau SA	2,229,486
38,843	Safran SA	2,155,713
68,386	Sanofi	6,553,875
136,283	SES SA - Class A FDR	4,000,224
9,556	Societe BIC SA	1,098,721
158,864	Societe Generale	6,957,192
70,664	Suez Environnement SA	1,053,098
14,057	Teleperformance	632,744

18	See accompanying notes to the financial statements.

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	France — continued
22,426	Valeo SA	1,687,947
13,469	Vallourec SA	807,468
20,559	Wendel	2,503,933

	Total France	118,919,923

	Germany — 6.1%
10,819	Adidas AG	1,144,521
86,079	Allianz SE (Registered)	12,332,246
44,565	Aurubis AG	2,570,459
19,347	BASF AG	1,692,231
120,551	Bayer AG (Registered)	13,398,680
40,710	Beiersdorf AG	3,507,496
45,569	Daimler AG (Registered)	3,126,849
205,863	Deutsche Lufthansa AG (Registered) *	3,672,535
62,259	Deutsche Post AG (Registered)	1,799,637
51,429	Duerr AG	3,449,069
22,587	Fielmann AG	2,298,287
182,423	Freenet AG	4,306,169
50,087	Hannover Rueck SE	3,496,290
17,456	Hochtief AG	1,237,795
27,157	Hugo Boss AG	3,309,111
29,247	Kabel Deutschland Holding AG	3,322,126
17,828	KUKA AG	749,149
23,976	Merck KGaA	3,642,373
39,101	Metro AG	1,432,780
76,314	Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	13,905,948
27,114	Salzgitter AG	1,028,025
186,645	SAP AG	13,785,370
435,756	Sky Deutschland AG *	3,645,710
29,155	Software AG	892,975
39,607	Stada Arzneimittel AG	1,916,488
98,407	Suedzucker AG	3,177,307
29,022	Symrise AG	1,269,759
92,971	ThyssenKrupp AG *	1,954,141
147,489	TUI AG *	1,709,657
15,545	Volkswagen AG	3,454,667
9,736	Wacker Chemie AG	955,126

	Total Germany	118,182,976

	Greece — 0.0%
66,048	Hellenic Telecommunications Organization SA *	595,610

	Hong Kong — 3.0%
803,500	AAC Technologies Holdings Inc	3,625,863
247,400	AIA Group Ltd	1,079,699
59,500	ASM Pacific Technology Ltd	611,750
235,000	Cheung Kong Infrastructure Holdings Ltd	1,586,891
297,500	CLP Holdings Ltd	2,380,524

Shares	Description	Value ($)
	Hong Kong — continued
1,353,000	Galaxy Entertainment Group Ltd *	8,214,872
203,200	Hang Seng Bank Ltd	3,153,200
274,800	Henderson Land Development Co Ltd	1,605,408
249,000	Hongkong Land Holdings Ltd	1,604,748
3,654,222	Hong Kong & China Gas	8,466,478
137,200	Hong Kong Exchanges & Clearing Ltd	2,097,465
16,038	Jardine Matheson Holdings Ltd	851,218
572,356	Link (REIT)	2,622,279
113,000	Luk Fook Holdings International Ltd	382,847
676,500	Power Assets Holdings Ltd	5,826,724
699,200	Sands China Ltd	4,002,627
259,000	Sun Hung Kai Properties Ltd	3,349,789
707,000	Wharf Holdings Ltd (The)	5,767,895
1,936,000	Xinyi Glass Holdings Ltd	1,800,281

	Total Hong Kong	59,030,558

	Ireland — 0.8%
218,441	Elan Corp Plc *	3,315,540
84,789	Kerry Group Plc - Class A	5,349,455
84,465	Paddy Power Plc	6,794,241
1	Prothena Corp. Plc *	20
53,922	Smurfit Kappa Group Plc	1,096,698

	Total Ireland	16,555,954

	Israel — 0.6%
141,300	Bezeq Israeli Telecommunication Corp Ltd	230,226
149,070	Israel Chemicals Ltd	1,031,713
28,005	Mellanox Technologies Ltd *	1,075,664
221,967	Teva Pharmaceutical Industries Ltd	8,485,010

	Total Israel	10,822,613

	Italy — 1.1%
360,807	Assicurazioni Generali SPA	6,901,460
149,964	Atlantia SPA	2,705,266
131,590	Azimut Holding SPA	2,823,630
599,796	Fiat SPA *	4,519,970
149,130	Mediolanum SPA	1,037,884
639,621	UniCredit SPA	3,612,533

	Total Italy	21,600,743

	Japan — 20.8%
42,100	3-D Matrix Ltd *	1,141,680
42,200	ABC-Mart Inc	1,762,263
1,017	Accordia Golf Co Ltd	1,100,747
32,770	Aeon Mall Co Ltd	851,968
135,500	Aeon Co Ltd	1,846,262
69,000	Ajinomoto Co Inc	882,449
118,300	Anritsu Corp	1,435,794
11,900	Arnest One Corp	246,683
292,000	Asahi Kasei Corp	2,136,910

See accompanying notes to the financial statements.	19

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
197,800	Astellas Pharma Inc	10,063,648
99,600	Bridgestone Corp	3,250,816
19,900	Calbee Inc	1,938,202
14,900	Central Japan Railway Co	1,696,412
168,800	Chugai Pharmaceutical Co Ltd	3,450,002
5,099	Dai-ichi Life Insurance Co Ltd (The)	6,770,919
72,000	Daihatsu Motor Co Ltd	1,343,898
37,100	Dainippon Sumitomo Pharma Co Ltd	472,962
64,800	Daito Trust Construction Co Ltd	5,914,553
177,000	Daiwa House Industry Co Ltd	3,162,533
792,000	Daiwa Securities Group Inc	6,335,895
149,100	Dena Co Ltd	2,914,541
81,400	Eisai Co Ltd	3,304,294
32,100	Fanuc Ltd	4,871,485
19,400	Fast Retailing Co Ltd	6,245,790
392,000	Fuji Heavy Industries Ltd	9,437,193
62,100	Gree Inc	491,719
205,000	Hino Motors Ltd	2,655,754
9,900	Hirose Electric Co Ltd	1,297,085
94,100	Hisamitsu Pharmaceutical Co Inc	5,033,529
919,000	Hitachi Ltd	5,497,536
193,900	Hoya Corp	4,110,790
8,600	Idemitsu Kosan Co Ltd	713,087
412,000	IHI Corp	1,654,920
308	INPEX Corp	1,388,828
574,700	Itochu Corp	6,469,529
67,500	Ito En Ltd	1,516,550
76,700	Izumi Co Ltd	2,119,568
73,900	J Trust Co Ltd	1,089,758
161	Japan Real Estate Investment Corp (REIT)	1,707,361
909	Japan Retail Fund Investment Corp (REIT)	1,667,366
81,900	Japan Tobacco Inc	2,766,160
157,000	JFE Holdings Inc	3,443,708
66,000	JGC Corp	2,247,753
32,400	K’s Holdings Corp	984,393
162,116	Kakaku.com Inc	2,965,331
206,100	Kao Corp	5,998,647
228,800	KDDI Corp	10,876,786
221,000	Keio Corp	1,489,836
29,593	Keyence Corp	9,722,345
616,000	Kintetsu Corp	2,280,479
1,306,000	Kobe Steel Ltd *	2,067,273
252,000	Kubota Corp	3,406,727
45,500	Lawson Inc	3,417,089
37,000	Makita Corp	1,943,146
139,500	Matsui Securities Co Ltd	1,174,865
2,221,000	Mazda Motor Corp *	8,841,922
1,195	Medinet Co Ltd *	434,865
183,100	Medipal Holdings Corp	2,038,078

Shares	Description	Value ($)
	Japan — continued
240,000	Mitsubishi Estate Co Ltd	6,200,157
534,000	Mitsubishi Heavy Industries Ltd	2,913,110
466,000	Mitsui Engineer & Shipbuilding Co Ltd	837,462
151,000	Mitsui Fudosan Co Ltd	4,727,136
2,001,700	Mizuho Financial Group Inc	4,057,239
589	Monex Group Inc	214,434
35,100	Murata Manufacturing Co Ltd	2,393,493
1,326,000	NEC Corp	2,801,226
16,500	Nintendo Co Ltd	1,865,706
196,000	Nippon Carbide Industries Co Inc	574,139
147	Nippon Building Fund Inc (REIT)	1,595,329
53,050	Nitori Holdings Co Ltd	4,733,958
60,000	Nitto Denko Corp	3,173,121
1,359,300	Nomura Holdings Inc	9,372,122
99,000	Nomura Research Institute Ltd	3,073,998
3,376	NTT Docomo Inc	5,396,970
453,000	Odakyu Electric Railway Co Ltd	4,121,990
301,000	OJI Paper Co Ltd	1,199,483
40,600	Ono Pharmaceutical Co Ltd	2,436,805
27,700	Oracle Corp	1,127,111
27,800	Oriental Land Co Ltd	4,476,486
568,000	Orient Corp *	1,334,457
5,500	Osaka Securities Exchange Co Ltd	431,591
265,400	Panasonic Corp *	2,391,048
116,400	Park24 Co Ltd	2,014,972
16,540	Point Inc	775,648
91,300	Rakuten Inc	1,118,624
186,000	Ricoh Co Ltd	2,001,510
75,100	Santen Pharmaceutical Co Ltd	3,469,292
16,400	Sawai Pharmaceuticals Co Ltd	2,134,282
33,500	Secom Co Ltd	1,910,435
71,000	Sekisui House Ltd	853,722
512,000	Seven Bank Ltd	1,668,851
232,000	Sharp Corp *	898,068
31,200	Shimamura Co Ltd	3,174,940
61,000	Shimano Inc	5,046,998
444,000	Shinsei Bank Ltd	868,563
74,100	Shionogi & Co Ltd	1,438,972
9,200	SMC Corp	1,916,333
29,100	SoftBank Corp	1,815,437
100,500	Stanley Electric Co Ltd	1,920,506
121,500	Sumitomo Rubber Industries	1,699,309
166,000	Sumitomo Metal Mining Co Ltd	2,217,983
172,300	Sumitomo Mitsui Financial Group Inc	7,573,595
483,000	Sumitomo Mitsui Trust Holdings Inc	2,085,872
83,000	Sumitomo Realty & Development Co Ltd	3,627,477
28,700	Suzuken Co Ltd	881,664
42,400	Suzuki Motor Corp	905,218
56,700	Sysmex Corp	3,272,897
158,900	Takeda Pharmaceutical Co Ltd	7,190,971

20	See accompanying notes to the financial statements.

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
111,000	Terumo Corp	5,294,367
531,000	Tobu Railway Co Ltd	2,665,086
190,000	Tokyo Gas Co Ltd	983,305
231,000	Tokyu Land Corp	2,127,433
906,000	Toshiba Corp	3,570,317
242,000	Tosoh Corp	858,769
27,600	Toyota Boshoku Corp	359,817
683,000	Toyota Motor Corp	41,083,434
63,800	Toyota Tsusho Corp	1,458,000
46,000	Toyo Suisan Kaisha Ltd	1,380,022
75,400	Trend Micro Inc	2,627,425
88,200	Tsumura & Co	2,359,523
10,400	Tsuruha Holdings Inc	937,158
60,200	Unicharm Corp	3,111,618
28,770	USS Co Ltd	3,589,399
207,400	Wacom Co Ltd	1,769,941
13,100	Yahoo! Japan Corp	6,453,133
63,300	Yamada Denki Co Ltd	1,993,712
71,000	Yamaha Motor Co Ltd	914,103

	Total Japan	403,557,954

	Netherlands — 2.4%
17,591	ASML Holding NV	1,534,851
53,388	Heineken NV	3,666,793
189,089	Koninklijke Philips Electronics NV	5,847,019
192,259	Koninklijke Ahold NV	3,062,922
29,283	Randstad Holdings NV	1,359,468
130,744	Reed Elsevier NV	2,360,441
740,163	Unilever NV	27,849,134

	Total Netherlands	45,680,628

	New Zealand — 0.1%
1,126,770	Telecom Corp of New Zealand Ltd	1,976,089

	Norway — 0.9%
175,827	DNB ASA	2,725,652
952,616	Marine Harvest ASA	884,165
19,285	Norwegian Air Shuttle ASA *	689,427
107,935	Seadrill Ltd	4,964,887
240,273	Statoil ASA	5,271,421
48,993	TGS Nopec Geophysical Co ASA	1,441,889
34,230	Yara International ASA	1,353,029

	Total Norway	17,330,470

	Portugal — 0.0%
14,453	Jeronimo Martins SGPS SA	280,793
11,102	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	61,054

	Total Portugal	341,847

Shares	Description	Value ($)
	Singapore — 2.3%
1,105,000	CapitaCommercial Trust (REIT)	1,169,730
608,000	Ezion Holdings Ltd	1,077,675
2,238,000	Golden Agri-Resources Ltd	979,948
18,952	Keppel (REIT)	17,774
236,900	Keppel Corp Ltd	1,871,801
2,132,000	Noble Group Ltd	1,347,614
689,000	Oversea-Chinese Banking Corp Ltd	5,326,981
865,000	SATS Ltd	2,038,501
528,000	SembCorp Industries Ltd	2,018,236
561,000	Singapore Exchange Ltd	3,188,488
939,000	Singapore Press Holdings Ltd	2,890,054
1,743,000	Singapore Technologies Engineering Ltd	5,399,089
3,561,500	Singapore Telecommunications Ltd	9,779,238
1,251,000	SMRT Corp Ltd	1,274,210
931,000	StarHub Ltd	3,057,507
137,000	United Overseas Bank Ltd	2,130,197
1,651,000	Yangzijiang Shipbuilding Holdings Ltd	1,220,360
839,000	Yanlord Land Group Ltd	767,471

	Total Singapore	45,554,874

	Spain — 2.4%
77,828	Amadeus IT Holding SA - Class A	2,513,486
426,183	Banco Bilbao Vizcaya Argentaria SA	4,072,812
395,211	Distribuidora Internacional de Alimentacion SA	3,123,964
81,032	Enagas	1,840,779
246,174	Ferrovial SA	4,078,696
122,428	Gas Natural SDG SA	2,397,102
33,390	Grifols SA	1,341,063
724,489	Iberdrola SA	3,839,471
99,442	Inditex SA	13,148,008
71,713	Red Electrica de Espana	3,720,414
249,822	Repsol YPF SA	5,797,314

	Total Spain	45,873,109

	Sweden — 2.6%
71,979	Boliden AB	1,050,389
177,282	Ericsson LM B Shares	2,084,978
552,867	Hennes & Mauritz AB - Class B	20,287,516
182,119	Investor AB	5,248,160
82,498	Kinnevik Investment AB	2,575,476
36,140	Millicom International Cellular SA SDR	2,929,054
105,962	Scania AB - Class B	2,115,399
356,684	Skandinaviska Enskilda Banken AB - Class A	3,659,420
148,832	Svenska Cellulosa AB - Class B	3,634,659
272,547	Swedbank AB - Class A	6,164,494

	Total Sweden	49,749,545

See accompanying notes to the financial statements.	21

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Switzerland — 10.4%
198,894	ABB Ltd	4,253,912
73,971	Actelion Ltd (Registered)	5,026,627
87,934	Compagnie Financiere Richemont SA - Class A	8,347,514
337,104	Credit Suisse Group AG (Registered)	9,716,826
22,980	Geberit AG (Registered)	5,588,535
484	Givaudan SA (Registered)	651,383
14,807	Holcim Ltd	1,004,070
9,499	Kuehne & Nagel International AG (Registered)	1,182,370
722,000	Nestle SA (Registered)	47,250,738
198,370	Novartis AG (Registered)	14,451,200
2,588	Pargesa Holding SA	183,959
16,282	Partners Group Holding AG	4,170,236
264,158	Roche Holding AG (Non Voting)	65,845,402
18,447	Schindler Holding AG	2,540,917
3,098	SGS SA (Registered)	7,045,390
12,168	Sonova Holding AG (Registered)	1,345,842
5,326	Straumann Holding AG	971,893
21,996	Swatch Group AG (The)	2,201,377
14,528	Swatch Group AG	8,357,397
11,173	Swiss Life Holding AG (Registered)	2,092,331
4,351	Swisscom AG (Registered)	1,969,754
10,167	Syngenta AG (Registered)	3,981,353
63,189	Transocean Ltd	2,865,520

	Total Switzerland	201,044,546

	United Kingdom — 22.1%
605,065	Aberdeen Asset Management Plc	3,306,373
189,943	Admiral Group Plc	3,716,996
76,308	Aggreko Plc	1,925,629
121,811	Anglo American Plc	2,794,441
646,628	ARM Holdings Plc	8,748,123
406,333	Ashmore Group Plc	2,102,598
230,215	Ashtead Group Plc	2,294,562
40,757	ASOS Plc *	2,999,406
95,325	Associated British Foods Plc	2,727,130
92,975	AstraZeneca Plc	4,577,848
160,524	Babcock International Group Plc	2,829,260
2,929,947	Barclays Plc	12,834,950
491,867	Barratt Developments Plc *	2,315,673
826,576	BG Group Plc	15,728,186
222,714	BHP Billiton Plc	6,477,726
955,646	British American Tobacco Plc	48,321,900
278,695	British Sky Broadcasting Group Plc	3,623,877
959,306	BT Group Plc	4,831,564
240,510	Bunzl Plc	5,075,779
129,497	Burberry Group Plc	3,082,174
240,765	Capita Group Plc	3,560,446

Shares	Description	Value ($)
	United Kingdom — continued
1,036,296	Cobham Plc	4,575,851
51,705	Croda International Plc	2,082,380
865,028	Debenhams Plc	1,437,052
1,071,426	Diageo Plc	32,835,322
155,216	easyJet Plc	2,969,984
290,815	Experian Plc	5,091,970
2,122,644	GlaxoSmithKline Plc	54,135,004
400,425	Glencore International Plc	1,895,088
131,251	ICAP Plc	747,473
106,454	IMI Plc	2,369,373
129,217	InterContinental Hotels Group Plc	3,618,789
64,887	Intertek Group Plc	3,217,071
1,686,908	ITV Plc	4,303,527
288,029	John Wood Group Plc	3,596,249
180,168	LG Group Holdings Plc	1,586,549
19,580,682	Lloyds Banking Group Plc *	22,024,809
770,303	Man Group Plc	973,175
191,100	Micro Focus International Plc	2,344,972
65,046	Mondi Plc	1,002,590
100,959	Next Plc	7,657,271
116,220	Persimmon Plc, Bonus Shares	1,980,860
176,763	Playtech Ltd	1,854,418
695,876	Prudential Plc	11,639,259
259,998	Reckitt Benckiser Group Plc	17,669,250
301,237	Reed Elsevier Plc	3,693,949
333,713	Resolution Ltd	1,648,274
113,664	Rightmove Plc	4,096,120
719,978	Rio Tinto Plc	32,506,849
283,473	Rolls-Royce Holdings Plc	4,889,259
398,493	Royal Bank of Scotland Group Plc *	2,058,630
270,176	Sage Group Plc (The)	1,442,374
116,026	Smiths Group Plc	2,303,905
234,334	Smith & Nephew Plc	2,726,610
71,355	Spectris Plc	2,456,195
1,064,096	Standard Life Assurance Plc	5,467,075
161,999	Standard Chartered Plc	3,620,152
1,446,798	Taylor Wimpey Plc	2,230,668
152,386	Telecity Group Plc	1,937,359
258,727	Unilever Plc	9,865,191
70,362	United Business Media Ltd	753,537
82,429	Whitbread Plc	3,937,093
651,556	William Hill Plc	4,193,781
246,921	WPP Plc	4,574,344

	Total United Kingdom	429,884,292

	TOTAL COMMON STOCKS (COST $1,647,130,344)	1,863,120,841

22	See accompanying notes to the financial statements.

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 1.0%

	Germany — 1.0%
31,752	Bayerische Motoren Werke AG 4.49%	2,329,014
19,671	Fuchs Petrolub SE 2.12%	1,591,955
26,373	Porsche Automobil Holding SE 3.15%	2,219,249
59,801	Volkswagen AG 2.09%	13,601,574

	Total Germany	19,741,792

	TOTAL PREFERRED STOCKS (COST $17,500,378)	19,741,792

	RIGHTS/WARRANTS — 0.0%

	Canada — 0.0%
19,162	Kinross Gold Corp Warrants, Strike 21.30, Expires 09/17/14 *	1,455

	TOTAL RIGHTS/WARRANTS (COST $67,723)	1,455

	MUTUAL FUNDS — 2.5%

	United States — 2.5%
	Affiliated Issuers
1,966,458	GMO U.S. Treasury Fund	49,161,461

	TOTAL MUTUAL FUNDS (COST $49,169,894)	49,161,461

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
HKD	56,374	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/13	7,270
NZD	9,761	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.70%, due 09/03/13	7,543
SGD	561,180	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/13	439,934
EUR	19,389	Citibank (New York) Time Deposit, 0.00%, due 09/03/13 (a)	25,625
GBP	93,195	Citibank (New York) Time Deposit, 0.07%, due 09/03/13	144,424
JPY	3,896,566	Citibank (New York) Time Deposit, 0.01%, due 09/03/13	39,701
USD	3,296,213	JPMorgan Chase (New York) Time Deposit, 0.06%, due 09/03/13	3,296,213

		Total Time Deposits	3,960,710

		TOTAL SHORT-TERM INVESTMENTS (COST $3,960,710)	3,960,710

		TOTAL INVESTMENTS — 99.7% (Cost $1,717,829,049)	1,935,986,259
		Other Assets and Liabilities (net) — 0.3%	5,226,391

		TOTAL NET ASSETS — 100.0%	$1,941,212,650

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/25/2013	BBH	AUD	10,076,626	USD	9,105,441	$167,468
10/25/2013	BCLY	AUD	4,659,020	USD	4,208,819	76,266
10/25/2013	BNYM	AUD	12,963,743	USD	11,717,603	218,756
10/25/2013	BOA	AUD	8,052,212	USD	7,273,644	131,327
10/25/2013	MSCI	AUD	12,815,905	USD	11,578,452	210,737
10/25/2013	SSB	AUD	7,398,300	USD	6,682,781	120,484
10/25/2013	BBH	CAD	6,672,526	USD	6,410,035	83,219
10/25/2013	BCLY	CAD	6,132,028	USD	5,892,555	78,233
10/25/2013	BNYM	CAD	4,151,726	USD	3,985,185	48,564
10/25/2013	BOA	CAD	4,647,910	USD	4,474,608	67,511
10/25/2013	DB	CAD	5,724,053	USD	5,500,565	73,081
10/25/2013	MSCI	CAD	11,062,505	USD	10,626,571	137,225
10/25/2013	RBS	CAD	4,435,972	USD	4,262,632	56,492
10/25/2013	SSB	CAD	9,676,529	USD	9,314,834	139,655
10/25/2013	BBH	DKK	58,369,777	USD	10,509,881	163,336
10/25/2013	BCLY	DKK	56,485,605	USD	10,187,517	174,957
10/25/2013	BOA	DKK	76,607,781	USD	13,757,242	177,854
10/25/2013	MSCI	DKK	15,505,443	USD	2,792,404	43,931
10/25/2013	BBH	GBP	3,394,225	USD	5,316,273	58,335

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/25/2013	BCLY	GBP	3,930,013	USD	6,155,332	$67,414
10/25/2013	DB	GBP	9,785,749	USD	15,336,519	177,577
10/25/2013	BBH	NOK	32,689,705	USD	5,480,987	149,780
10/25/2013	BOA	NOK	12,520,570	USD	2,092,696	50,776
10/25/2013	JPM	NOK	51,743,821	USD	8,671,535	232,883
10/25/2013	BBH	USD	7,396,549	CHF	6,789,292	(96,761)
10/25/2013	BBH	USD	15,922,667	JPY	1,548,049,484	(152,070)
10/25/2013	BBH	USD	7,964,644	SGD	10,157,151	(1,499)
10/25/2013	BCLY	USD	7,822,158	CHF	7,161,264	(122,429)
10/25/2013	BCLY	USD	7,356,198	EUR	5,477,050	(116,135)
10/25/2013	BCLY	USD	5,799,217	HKD	44,960,208	(259)
10/25/2013	BNYM	USD	7,798,538	CHF	7,153,677	(106,966)
10/25/2013	BNYM	USD	12,496,397	EUR	9,314,617	(183,488)
10/25/2013	BNYM	USD	14,813,626	HKD	114,848,858	(445)
10/25/2013	BNYM	USD	1,758,652	JPY	171,113,317	(15,452)
10/25/2013	BNYM	USD	8,852,283	SGD	11,278,694	(9,855)
10/25/2013	BOA	USD	2,532,520	CHF	2,326,677	(30,897)
10/25/2013	BOA	USD	15,797,148	HKD	122,470,174	(972)

See accompanying notes to the financial statements.	23

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Forward Currency Contracts (continued)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/25/2013	BOA	USD	6,114,650	JPY	588,302,727	$(121,376)
10/25/2013	DB	USD	5,325,546	CHF	4,878,200	(80,547)
10/25/2013	DB	USD	5,379,295	HKD	41,705,674	(106)
10/25/2013	DB	USD	6,090,153	JPY	588,302,728	(96,879)
10/25/2013	JPM	USD	11,549,061	HKD	89,538,393	(419)
10/25/2013	MSCI	USD	7,397,242	CHF	6,789,292	(97,454)
10/25/2013	MSCI	USD	12,508,627	EUR	9,314,617	(195,718)
10/25/2013	MSCI	USD	14,781,819	HKD	114,596,892	(1,136)
10/25/2013	MSCI	USD	9,987,044	SGD	12,735,958	(2,130)
10/25/2013	RBS	USD	9,058,376	SGD	11,540,380	(10,788)
10/25/2013	SSB	USD	11,031,040	HKD	85,521,557	(488)
10/25/2013	SSB	USD	2,714,071	SGD	3,463,209	1,064

						$1,462,656

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
357	CAC40	September 2013	$18,564,687	$(804,000)
42	DAX	September 2013	11,267,078	(256,049)
51	FTSE/MIB	September 2013	5,615,500	176,181
73	SPI 200	September 2013	8,272,064	421,801

			$43,719,329	$(462,067)

Sales
31	S&P Toronto 60	September 2013	$4,275,781	$(78,389)

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Rate rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 53.

24	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.2%
Short-Term Investments	1.2
Mutual Funds	0.7
Preferred Stocks	0.4
Forward Currency Contracts	0.1
Futures Contracts	0.0 ^
Other	0.4

100.0%

Country Summary*	% of Investments
United Kingdom	25.9%
Japan	21.9
France	14.3
Spain	8.4
Germany	7.3
Italy	7.0
Australia	3.9
Switzerland	2.3
Hong Kong	1.4
Netherlands	1.3
Singapore	1.1
Sweden	1.1
Finland	0.7
Canada	0.6
Norway	0.6
Austria	0.4
Belgium	0.4
Greece	0.3
Israel	0.3
New Zealand	0.3
Portugal	0.3
Ireland	0.2
Denmark	0.0	^
Malta	0.0	^

	100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Energy	17.1%
Banks	15.4
Telecommunication Services	10.6
Pharmaceuticals, Biotechnology & Life Sciences	9.2
Utilities	7.1
Capital Goods	7.0
Materials	5.8
Insurance	4.9
Automobiles & Components	4.7
Real Estate	2.9
Diversified Financials	2.6
Retailing	2.2
Transportation	2.1
Consumer Services	1.5
Technology Hardware & Equipment	1.4
Food & Staples Retailing	1.4
Food, Beverage & Tobacco	0.9
Media	0.8
Consumer Durables & Apparel	0.8
Household & Personal Products	0.6
Software & Services	0.6
Health Care Equipment & Services	0.4
Commercial & Professional Services	0.0 ^

100.0%

^	Rounds to 0.0%.

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

25

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.2%

	Australia — 3.7%
14,395,215	Arrium Ltd	14,273,798
2,007,210	Bank of Queensland Ltd	17,060,166
929,439	Bendigo and Adelaide Bank Ltd	8,331,985
4,751,652	BlueScope Steel Ltd *	21,015,609
378,887	Commonwealth Bank of Australia	24,443,508
1,119,139	CSL Ltd	67,579,452
11,972,942	Goodman Fielder Ltd *	7,847,608
1,861,079	Insurance Australia Group Ltd	9,610,039
2,850,614	Investa Office Fund (REIT)	7,436,604
576,634	Macquarie Group Ltd	22,347,530
12,941,106	Mirvac Group (REIT)	18,857,290
688,198	National Australia Bank Ltd	19,765,910
4,938,908	Pacific Brands Ltd	3,324,908
4,033,889	QBE Insurance Group Ltd	54,344,637
8,998,541	Stockland (REIT)	29,763,118
5,043,701	TABCORP Holdings Ltd	14,418,678
4,252,296	Tatts Group Ltd	12,115,567
3,264,806	Westpac Banking Corp	90,630,531

	Total Australia	443,166,938

	Austria — 0.4%
1,167,625	Immofinanz AG (Entitlement Shares) *	—
741,274	OMV AG	34,210,633
420,358	Voestalpine AG	17,964,978

	Total Austria	52,175,611

	Belgium — 0.4%
764,810	Ageas	30,075,107
702,443	Belgacom SA	16,815,814

	Total Belgium	46,890,921

	Canada — 1.1%
4,688,700	Blackberry Ltd *	47,363,304
188,400	Canadian Tire Corp Ltd	15,935,209
71,600	Canadian Pacific Railway Ltd	8,420,291
1,429,300	First Quantum Minerals Ltd	23,733,463
154,500	Home Capital Group Inc	9,392,039
570,500	Husky Energy Inc	16,129,773
151,700	Magna International Inc - Class A	11,660,146
21	Precision Drilling Corp	207
315,100	RONA Inc	3,215,917

	Total Canada	135,850,349

	Denmark — 0.0%
29,607	Jyske Bank A/S *	1,363,552

	Finland — 0.7%
17,853,729	Nokia Oyj *	69,269,157
305,103	Sampo Oyj - Class A	12,699,992

	Total Finland	81,969,149

Shares	Description	Value ($)
	France — 14.2%
3,563,780	Air France–KLM *	26,807,127
3,361,702	AXA	73,268,573
2,384,947	BNP Paribas	149,528,178
1,106,084	Carrefour SA	34,631,688
247,274	Cie Generale des Etablissements Michelin - Class B	23,667,972
490,090	CNP Assurances	8,668,899
630,477	European Aeronautic Defense and Space Co NV	36,304,214
4,337,044	GDF Suez	94,100,221
120,938	L’Oreal SA	20,190,932
6,017,526	Orange	61,084,686
5,208,649	Peugeot SA *	73,988,646
57,952	Publicis Groupe SA	4,310,193
1,152,855	Renault SA	82,463,087
2,318,061	Sanofi	222,154,847
3,136,323	Societe Generale	137,350,192
1,181,553	Solocal Group *	2,641,093
1,313,695	Technicolor *	6,257,821
10,552,420	Total SA	584,349,837
3,221,179	Vivendi SA	65,340,589

	Total France	1,707,108,795

	Germany — 5.2%
428,459	Allianz SE (Registered)	61,383,864
375,859	Aurubis AG	21,679,123
397,536	Bayer AG (Registered)	44,184,269
241,678	Daimler AG (Registered)	16,583,438
1,644,632	Deutsche Lufthansa AG (Registered) *	29,339,751
1,550,997	Deutsche Post AG (Registered)	44,832,578
193,751	Duerr AG	12,993,845
11,665,498	E.ON AG	184,599,037
676,298	Freenet AG	15,964,290
152,532	Hannover Rueck SE	10,647,395
705,875	Kloeckner & Co SE *	9,102,421
103,997	Merck KGaA	15,798,961
504,169	Metro AG	18,474,296
322,653	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	58,793,875
2,648,493	RWE AG	72,740,743
300,152	Salzgitter AG	11,380,236

	Total Germany	628,498,122

	Greece — 0.3%
2,404,523	OPAP SA	23,783,763
1,039,100	Public Power Corp SA	9,786,495

	Total Greece	33,570,258

	Hong Kong — 1.4%
2,158,500	AAC Technologies Holdings Inc	9,740,419
1,340,000	Cheung Kong Holdings Ltd	19,098,557

26	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued
1,726,098	CLP Holdings Ltd	13,811,823
11,711,290	Esprit Holdings Ltd	19,914,533
10,116,539	Hong Kong & China Gas	23,439,039
3,004,691	Link (REIT)	13,766,147
7,264,000	Pacific Basin Shipping Ltd	4,518,266
2,031,600	Sands China Ltd	11,630,058
2,036,000	Sun Hung Kai Properties Ltd	26,332,705
1,917,000	Wharf Holdings Ltd (The)	15,639,398
2,294,900	Yue Yuen Industrial Holdings	7,021,141

	Total Hong Kong	164,912,086

	Ireland — 0.2%
107,821	Paddy Power Plc	8,672,963
780,008	Smurfit Kappa Group Plc	15,864,269

	Total Ireland	24,537,232

	Israel — 0.3%
1,831,709	Bank Hapoalim BM	8,462,316
3,305,753	Bank Leumi Le-Israel *	10,817,082
4,904,302	Israel Discount Bank Ltd - Class A *	7,683,814
718,759	Partner Communications Co Ltd	5,257,653

	Total Israel	32,220,865

	Italy — 6.8%
24,743,714	A2A SPA	21,463,618
1,678,962	Assicurazioni Generali SPA	32,114,925
726,426	Azimut Holding SPA	15,587,491
47,983,256	Enel SPA	158,211,573
8,249,879	ENI SPA	187,913,948
375,586	Exor SPA	12,797,597
7,392,241	Fiat SPA *	55,706,790
5,802,154	Finmeccanica SPA *	29,682,869
30,970,319	Intesa Sanpaolo SPA	60,659,389
233,701	Italcementi SPA-Di RISP	760,980
13,178,520	Mediaset SPA *	54,068,998
2,212,081	Mediolanum SPA	15,395,184
13,832,507	Milano Assicurazioni SPA *	8,745,761
467,998	Recordati SPA	5,264,982
82,026,334	Telecom Italia SPA	57,129,739
43,630,811	Telecom Italia SPA-Di RISP	24,122,050
13,048,258	UniCredit SPA	73,695,610

	Total Italy	813,321,504

	Japan — 21.6%
11,124	Accordia Golf Co Ltd	12,040,028
2,657,400	Aeon Co Ltd	36,208,528
240,800	Alfresa Holdings Corp	11,379,176
675,400	Astellas Pharma Inc	34,362,932
637,400	Bridgestone Corp	20,803,919
1,595,000	Calsonic Kansei Corp	7,721,101

Shares	Description	Value ($)
	Japan — continued
5,335,000	Cosmo Oil Co Ltd *	10,972,528
7,753,000	Daikyo Inc	22,389,810
700,400	Daito Trust Construction Co Ltd	63,928,282
3,414,000	Daiwa Securities Group Inc	27,311,546
1,568,700	Dena Co Ltd	30,664,256
4,225,000	DIC Corp	10,739,241
1,522,000	Fuji Heavy Industries Ltd	36,641,347
392,300	Fuji Oil Co Ltd	6,878,800
1,084,000	Gunze Ltd	2,694,536
1,333,000	Hanwa Co Ltd	5,734,803
24,143,500	Haseko Corp *	27,998,307
142,600	Idemitsu Kosan Co Ltd	11,823,986
682,200	IT Holdings Corp	8,113,800
7,238,000	Itochu Corp	81,479,819
6,862	Japan Retail Fund Investment Corp (REIT)	12,586,871
2,458,600	JFE Holdings Inc	53,928,035
13,000,290	JX Holdings Inc	68,307,597
805,000	K’s Holdings Corp	24,457,923
972,500	Kao Corp	28,305,116
20,123,000	Kawasaki Kisen Kaisha Ltd	45,032,838
2,121,400	KDDI Corp	100,847,960
14,766,000	Kobe Steel Ltd *	23,373,164
257,800	Kohnan Shoji Co Ltd	2,759,081
3,820,200	Leopalace21 Corp *	23,406,561
7,526,000	Marubeni Corp	54,359,048
10,023,000	Mazda Motor Corp *	39,902,109
1,054,000	Medipal Holdings Corp	11,732,029
3,088,000	Mitsubishi Heavy Industries Ltd	16,845,850
6,934,000	Mitsubishi Chemical Holdings Corp	32,469,011
5,037,000	Mitsubishi Corp	93,707,333
1,442,000	Mitsubishi Gas Chemical Co Inc	11,546,345
3,226,800	Mitsubishi UFJ Lease & Finance Co Ltd	14,546,746
8,172,000	Mitsui Chemicals Inc	21,596,636
8,681,000	Mitsui Engineer & Shipbuilding Co Ltd	15,600,874
762,000	Mitsui Fudosan Co Ltd	23,854,817
4,654,400	Mitsui & Co Ltd	64,365,119
5,474,000	Mitsui Mining & Smelting Co Ltd	12,707,970
9,975,000	Mitsui OSK Lines Ltd *	39,114,832
21,078,400	Mizuho Financial Group Inc	42,723,737
6,010,000	NEC Corp	12,696,356
940,100	Net One Systems Co Ltd	7,012,418
1,540,000	Nichirei Corp	7,384,594
522,000	Nippon Corp	8,348,227
4,999,200	Nippon Light Metal Co Ltd	6,312,065
836,900	Nippon Paper Industries Co Ltd	11,350,466
8,823,000	Nippon Steel Corp	24,921,807
1,941,000	Nippon Telegraph & Telephone Corp	98,470,249
10,918,000	Nippon Yusen Kabushiki Kaisha	30,876,808
1,910,400	Nipro Corp	16,394,782

See accompanying notes to the financial statements.	27

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,104,000	Nisshinbo Holdings Inc	8,089,445
312,300	Nitto Denko Corp	16,516,093
6,057,900	Nomura Holdings Inc	41,768,101
1,643,800	North Pacific Bank Ltd	6,392,095
37,429	NTT Docomo Inc	59,835,070
247	Obayashi Corp	1,399
130,700	Okinawa Electric Power Co	4,475,527
7,997	ORIX JREIT Inc (REIT)	8,423,799
292,900	Point Inc	13,735,625
15,723,800	Resona Holdings Inc	74,610,645
2,445,000	Ricoh Co Ltd	26,310,172
1,275,500	Round One Corp	7,144,130
214,400	Ryohin Keikaku Co Ltd	18,784,985
339,100	Sankyo Co Ltd	15,735,002
706,000	Sega Sammy Holdings Inc	16,803,216
552,000	Seino Holdings Co Ltd	4,903,200
115,300	Shimamura Co Ltd	11,733,032
11,211,000	Shinsei Bank Ltd	21,931,223
2,417,900	Showa Shell Sekiyu KK	23,899,739
267,300	SoftBank Corp	16,675,819
16,441,700	Sojitz Corp	29,202,834
3,921,000	Sumitomo Light Metal Industries Ltd	3,849,282
6,369,300	Sumitomo Corp	80,239,866
1,279,500	Sumitomo Electric Industries Ltd	17,092,980
1,910,000	Sumitomo Metal Mining Co Ltd	25,520,164
858,000	Sumitomo Mitsui Financial Group Inc	37,714,130
5,718,000	Sumitomo Mitsui Trust Holdings Inc	24,693,618
513,000	Sumitomo Realty & Development Co Ltd	22,420,428
627,000	Suruga Bank Ltd	9,808,349
231,600	Suzuken Co Ltd	7,114,753
1,971,300	Takeda Pharmaceutical Co Ltd	89,210,584
2,930,000	Tokyo Tatemono Co Ltd	24,749,450
1,080,000	TonenGeneral Sekiyu KK	9,786,644
5,970,000	Tosoh Corp	21,185,345
2,316,200	Toyota Motor Corp	139,322,766
1,601,600	Toyota Tsusho Corp	36,600,825
2,087,700	UNY Co Ltd	13,271,674
1,087,090	Yamada Denki Co Ltd	34,239,241

	Total Japan	2,595,523,369

	Malta — 0.0%
15,984,486	BGP Holdings Plc *	—

	Netherlands — 1.3%
6,653,628	Aegon NV	47,361,648
356,847	CSM NV	8,442,669
6,823,100	ING Groep NV *	74,287,296
561,669	Koninklijke Philips Electronics NV	17,367,956
1,956,121	Koninklijke BAM Groep NV	7,988,077

	Total Netherlands	155,447,646

Shares	Description	Value ($)
	New Zealand — 0.3%
2,458,789	Chorus Ltd	5,512,896
1,921,098	Fletcher Building Ltd	12,971,636
12,315,813	Telecom Corp of New Zealand	21,599,032

	Total New Zealand	40,083,564

	Norway — 0.6%
3,089,397	DNB ASA	47,891,522
1,752,475	Golden Ocean Group Ltd *	2,228,057
775,404	Statoil ASA	17,011,819
295,895	TGS Nopec Geophysical Co ASA	8,708,341

	Total Norway	75,839,739

	Portugal — 0.3%
11,678,690	EDP-Energias de Portugal SA	41,274,229

	Singapore — 1.1%
5,940,000	CapitaCommercial Trust (REIT)	6,287,962
8,200,000	Ezra Holdings Ltd *	5,319,387
80,916,000	Golden Agri-Resources Ltd	35,430,500
2,488,000	Ho Bee Investment Ltd	3,968,304
22,847,000	Noble Group Ltd	14,441,342
2,619,000	Singapore Technologies Engineering Ltd	8,112,572
16,020,000	Singapore Telecommunications Ltd	43,988,037
5,668,000	Swiber Holdings Ltd	2,767,438
10,013,000	Yangzijiang Shipbuilding Holdings Ltd	7,401,252

	Total Singapore	127,716,794

	Spain — 8.3%
14,486,591	Banco Bilbao Vizcaya Argentaria SA	138,440,908
46,453,671	Banco Santander SA	328,252,725
3,228,049	Gas Natural SDG SA	63,204,184
17,653,298	Iberdrola SA	93,554,666
1,129,538	Indra Sistemas SA	16,382,217
4,773,992	Repsol YPF SA	110,784,203
18,192,762	Telefonica SA *	247,321,929

	Total Spain	997,940,832

	Sweden — 1.1%
1,093,206	Investor AB	31,503,141
1,084,591	Nordea Bank AB	12,610,127
1,668,408	Skandinaviska Enskilda Banken AB - Class A	17,117,127
396,445	Svenska Handelsbanken AB - A Shares	17,005,720
1,256,831	Swedbank AB - Class A	28,427,125
3,150,856	TeliaSonera AB	22,559,872

	Total Sweden	129,223,112

	Switzerland — 2.2%
60,356	Compagnie Financiere Richemont SA - Class A	5,729,553

28	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
1,186,130	Credit Suisse Group AG (Registered)	34,189,505
2,255,658	Novartis AG (Registered)	164,324,061
266,586	Roche Holding AG (Non Voting)	66,450,619

	Total Switzerland	270,693,738

	United Kingdom — 25.7%
348,018	Admiral Group Plc	6,810,367
1,243,424	Amlin Plc	7,559,420
1,408,244	Ashtead Group Plc	14,036,021
5,641,888	AstraZeneca Plc	277,791,944
5,898,750	Aviva Plc	35,307,932
14,829,750	BAE Systems Plc	99,976,739
3,953,415	Balfour Beatty Plc	15,102,087
48,708,213	Barclays Plc	213,371,597
3,273,939	Barratt Developments Plc *	15,413,459
386,673	BG Group Plc	7,357,660
2,868,959	BHP Billiton Plc	83,444,820
56,466,706	BP Plc	390,456,943
7,010,127	BT Group Plc	35,306,647
588,417	Bunzl Plc	12,418,088
809,240	Cape Plc	3,182,975
1,147,204	Catlin Group Ltd	8,307,234
2,986,628	Cobham Plc	13,187,705
3,738,285	Darty Plc	4,672,215
5,256,942	Debenhams Plc	8,733,244
22,124,295	Dixons Retail Plc *	14,148,229
1,821,471	Drax Group Plc	19,687,610
5,097,720	FirstGroup Plc	9,066,820
3,796,327	GlaxoSmithKline Plc	96,819,899
9,592,599	Home Retail Group Plc	21,164,479
1,095,395	Imperial Tobacco Group Plc	36,218,288
1,888,453	Inchcape Plc	17,228,064
409,966	InterContinental Hotels Group Plc	11,481,311
1,586,542	Intermediate Capital Group Plc	10,763,697
122,616	Jardine Lloyd Thompson Group Plc	1,717,604
360,128	JD Wetherspoon Plc	3,963,816
659,840	Lancashire Holdings Ltd	7,355,159
9,159,367	Legal & General Group Plc	26,533,421
104,647,738	Lloyds Banking Group Plc *	117,710,223
10,135,516	Man Group Plc	12,804,872
2,414,767	Marks & Spencer Group Plc	17,652,725
680,258	Micro Focus International Plc	8,347,387
1,321,771	National Express Group Plc	5,412,183
389,122	Next Plc	29,513,097
2,550,208	Prudential Plc	42,654,914
2,109,711	Punch Taverns Plc *	422,445
365,498	Reckitt Benckiser Group Plc	24,838,943
3,970,975	Rio Tinto Plc	179,288,649
916,187	Rolls-Royce Holdings Plc	15,802,125

Shares / Par Value		Description	Value ($)
		United Kingdom — continued
	8,834,206	Royal Bank of Scotland Group Plc *	45,637,844
	9,695,816	Royal Dutch Shell Plc A Shares (London)	313,581,929
	6,065,227	Royal Dutch Shell Plc - B Shares (London)	204,143,253
	1,373,969	Scottish & Southern Energy Plc	33,288,617
	1,995,344	Spirit Pub Co Plc	2,291,333
	2,048,282	Standard Life Assurance Plc	10,523,592
	10,030,304	Tesco Plc	57,001,713
	11,071,446	Thomas Cook Group Plc *	24,210,903
	4,070,051	TUI Travel Plc	21,731,112
	105,760,535	Vodafone Group Plc	340,709,288
	3,836,544	William Hill Plc	24,694,156
	1,378,069	WPP Plc	25,529,465

		Total United Kingdom	3,086,376,262

		TOTAL COMMON STOCKS (COST $10,993,239,458)	11,685,704,667

		PREFERRED STOCKS — 0.4%

		Germany — 0.4%
	551,139	Porsche Automobil Holding SE 3.15%	46,377,526

		Total Germany	46,377,526

		TOTAL PREFERRED STOCKS (COST $31,360,612)	46,377,526

		MUTUAL FUNDS — 0.7%

		United States — 0.7%
		Affiliated Issuers
	3,532,301	GMO U.S. Treasury Fund	88,307,524

		TOTAL MUTUAL FUNDS (COST $88,312,206)	88,307,524

		SHORT-TERM INVESTMENTS — 1.2%

		Time Deposits — 0.8%
CAD	26	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.28%, due 09/03/13	25
EUR	16	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.00%, due 09/03/13 (a)	20
NZD	1,234	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.70%, due 09/03/13	954
SGD	1,866,838	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/13	1,463,498

See accompanying notes to the financial statements.	29

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
JPY	125,104,842	Citibank (New York) Time Deposit, 0.01%, due 09/03/13	1,274,178
AUD	1,186,079	JPMorgan Chase (New York) Time Deposit, 1.67%, due 09/03/13	1,055,669
USD	59,834,978	JPMorgan Chase (New York) Time Deposit, 0.06%, due 09/03/13	59,834,978
USD	24,462,303	Societe Generale (Paris) Time Deposit, 0.06%, due 09/03/13	24,462,303

		Total Time Deposits	88,091,625

Par Value ($)	Description	Value ($)
	U.S. Government — 0.4%
50,000,000	U.S. Treasury Bill, 0.02%, due 11/29/13 (b)	49,997,404

	Total U.S. Government	49,997,404

	TOTAL SHORT-TERM INVESTMENTS (COST $138,089,029)	138,089,029

	TOTAL INVESTMENTS — 99.5% (Cost $11,251,001,305)	11,958,478,746
	Other Assets and Liabilities (net) — 0.5%	62,112,958

	TOTAL NET ASSETS — 100.0%	$12,020,591,704

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/25/2013	BBH	CAD	9,838,950	USD	9,451,895	$122,710
10/25/2013	BCLY	CAD	5,915,500	USD	5,684,483	75,470
10/25/2013	BOA	CAD	58,966,802	USD	56,768,171	856,495
10/25/2013	JPM	CAD	4,792,892	USD	4,601,970	57,402
10/25/2013	MSCI	CAD	9,838,951	USD	9,451,233	122,047
10/25/2013	SSB	CAD	24,050,768	USD	23,151,784	347,109
10/25/2013	BBH	EUR	34,992,780	USD	46,996,003	739,361
10/25/2013	BCLY	EUR	39,871,940	USD	53,551,803	845,443
10/25/2013	BNYM	EUR	41,691,222	USD	55,932,527	821,274
10/25/2013	BOA	EUR	44,803,342	USD	59,968,960	743,823
10/25/2013	DB	EUR	36,778,191	USD	49,159,708	542,947
10/25/2013	GS	EUR	21,206,000	USD	28,509,050	477,028
10/25/2013	JPM	EUR	30,145,551	USD	40,491,203	642,069
10/25/2013	MSCI	EUR	33,043,900	USD	44,374,752	694,317
10/25/2013	RBS	EUR	49,533,742	USD	66,566,365	1,088,155
10/25/2013	SSB	EUR	43,877,439	USD	58,500,457	499,264
10/25/2013	BBH	GBP	18,913,885	USD	29,624,251	325,064
10/25/2013	BCLY	GBP	21,106,445	USD	33,057,695	362,050
10/25/2013	BNYM	GBP	34,223,141	USD	53,659,832	645,329
10/25/2013	BOA	GBP	125,192	USD	196,014	2,082
10/25/2013	DB	GBP	546,442	USD	856,400	9,916
10/25/2013	JPM	GBP	17,597,128	USD	27,592,262	332,841
10/25/2013	MSCI	GBP	5,430,756	USD	8,505,949	93,254
10/25/2013	SSB	GBP	8,798,564	USD	13,776,334	146,624
10/25/2013	BBH	NOK	22,417,662	USD	3,758,704	102,715
10/25/2013	BCLY	NOK	22,417,661	USD	3,765,016	109,028
10/25/2013	BNYM	NOK	44,835,323	USD	7,509,916	197,938
10/25/2013	BOA	NOK	109,597,458	USD	18,318,184	444,460
10/25/2013	DB	NOK	188,036,216	USD	31,569,829	903,904
10/25/2013	BCLY	NZD	21,624,484	USD	17,187,572	535,844

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/25/2013	BOA	NZD	21,213,762	USD	16,860,677	$525,221
10/25/2013	BBH	USD	100,441,475	HKD	778,694,634	(5,610)
10/25/2013	BCLY	USD	4,964,593	DKK	27,738,755	(47,660)
10/25/2013	BCLY	USD	59,759,215	HKD	463,301,664	(2,667)
10/25/2013	BCLY	USD	37,574,699	JPY	3,647,282,085	(418,382)
10/25/2013	BCLY	USD	44,403,604	SGD	56,610,066	(21,653)
10/25/2013	BNYM	USD	53,342,458	HKD	413,559,809	(1,603)
10/25/2013	BNYM	USD	40,474,713	JPY	3,894,193,605	(803,010)
10/25/2013	BNYM	USD	47,978,543	SGD	61,129,462	(53,413)
10/25/2013	BOA	USD	60,458,434	HKD	468,714,654	(3,720)
10/25/2013	BOA	USD	10,482,920	JPY	1,018,295,160	(109,142)
10/25/2013	BOA	USD	137,286,750	SGD	175,137,393	19,912
10/25/2013	DB	USD	21,925,957	HKD	169,991,948	(433)
10/25/2013	DB	USD	40,312,981	JPY	3,894,193,606	(641,278)
10/25/2013	DB	USD	20,767,496	SGD	26,478,557	(8,466)
10/25/2013	GS	USD	24,674,880	HKD	191,294,376	(1,773)
10/25/2013	JPM	USD	71,814,145	HKD	556,765,877	(2,603)
10/25/2013	JPM	USD	55,774,810	SGD	71,069,267	(56,933)
10/25/2013	MSCI	USD	42,276,269	HKD	327,749,187	(3,250)
10/25/2013	MSCI	USD	17,171,746	JPY	1,669,232,828	(166,606)
10/25/2013	MSCI	USD	18,855,757	SGD	24,045,766	(4,021)
10/25/2013	RBS	USD	35,323,934	HKD	273,863,848	(1,034)
10/25/2013	SSB	USD	83,408,469	SGD	106,430,874	32,696

						$11,110,535

30	See accompanying notes to the financial statements.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
751	DAX	September 2013	$201,466,084	$(1,615,953)
156	FTSE/MIB	September 2013	17,176,823	553,929
182	SPI 200	September 2013	20,623,501	915,645
166	TOPIX	September 2013	18,504,747	(1,151,415)

			$257,771,155	$(1,297,794)

Sales
451	S&P Toronto 60	September 2013	$62,205,715	$(1,396,650)

			$62,205,715	$(1,396,650)

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Rate rounds to 0.00%.

(b)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 53.

See accompanying notes to the financial statements.	31

GMO International Small Companies Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.0%
Mutual Funds	2.5
Preferred Stocks	1.4
Short-Term Investments	0.4
Forward Currency Contracts	0.1
Rights/Warrants	0.0 ^
Futures Contracts	(0.2)
Other	0.8

100.0%

Country Summary*	% of Investments
Japan	26.8%
United Kingdom	22.0
Germany	8.1
Italy	6.5
France	6.1
Australia	3.7
Spain	3.3
Ireland	3.1
Switzerland	2.7
Singapore	2.1
Hong Kong	1.9
Netherlands	1.6
Greece	1.3
Denmark	1.1
South Korea	1.1
Sweden	1.0
Norway	0.8
Brazil	0.7
China	0.7
Taiwan	0.7
Belgium	0.6
Russia	0.6
Canada	0.5
Portugal	0.5
Finland	0.4
Israel	0.4
Mexico	0.3
Thailand	0.3
Austria	0.2
India	0.2
Indonesia	0.2
Turkey	0.2
New Zealand	0.1
Philippines	0.1
South Africa	0.1
Czech Republic	0.0 ^
Malaysia	0.0 ^

100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Capital Goods	13.4%
Materials	9.7
Retailing	9.4
Diversified Financials	7.8
Consumer Services	7.2
Insurance	6.5
Transportation	5.1
Real Estate	4.8
Software & Services	3.9
Automobiles & Components	3.7
Consumer Durables & Apparel	3.3
Food, Beverage & Tobacco	2.8
Commercial & Professional Services	2.6
Media	2.6
Energy	2.5
Food & Staples Retailing	2.4
Pharmaceuticals, Biotechnology & Life Sciences	2.4
Technology Hardware & Equipment	2.3
Utilities	2.1
Telecommunication Services	1.7
Semiconductors & Semiconductor Equipment	1.3
Health Care Equipment & Services	0.8
Banks	0.7
Household & Personal Products	0.6
Commercial Services & Supplies	0.4

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

32

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.0%

	Australia — 3.8%
1,152,966	Arrium Ltd	1,143,241
411,551	BlueScope Steel Ltd *	1,820,208
213,777	Downer Edi Ltd	785,462
39,320	Flight Centre Ltd	1,636,109
648,151	Goodman Fielder Ltd *	424,827
93,763	JB Hi–Fi Ltd	1,568,178
703,123	Myer Holdings Ltd	1,713,938
773,950	PaperlinX Ltd *	39,774
8,149	Perpetual Trustees Australia Ltd	277,077
248,499	Primary Health Care Ltd	1,137,865
5,728	REA Group Ltd	183,972
494,316	Seven West Media Ltd	1,027,283
241,888	TABCORP Holdings Ltd	691,497

	Total Australia	12,449,431

	Austria — 0.2%
7,373	Flughafen Wien AG	472,031
1,761,602	Immofinanz AG (Entitlement Shares) *	—
10,332	RHI AG	325,283

	Total Austria	797,314

	Belgium — 0.6%
21,808	Delhaize Group	1,393,078
10,162	GIMV NV	485,643
1,741	Tessenderlo Chemie NV *	18

	Total Belgium	1,878,739

	Brazil — 0.3%
30,100	Companhia de Saneamento de Minas Gerais-Copasa MG *	362,696
92,700	Estacio Participacoes SA	682,249

	Total Brazil	1,044,945

	Canada — 2.9%
26,100	Artis Real Estate Investment Trust (REIT)	335,759
31,100	Davis & Henderson Income Corp	767,387
21,800	Dorel Industries Inc - Class B	745,087
27,700	Element Financial Corp *	322,417
16,500	Empire Co Ltd	1,269,966
44,500	Ensign Energy Services Inc	742,723
25,500	Genworth MI Canada Inc	681,501
13,700	Industrial Alliance Insurance & Financial Services Inc	537,569
19,800	Methanex Corp	920,165
34,100	Parkland Fuel Corp	563,315
38,600	Precision Drilling Corp	380,027
69,000	RONA Inc	704,215
117,700	Sherritt International Corp	411,218
39,800	Superior Plus Corp	415,268

Shares	Description	Value ($)
	Canada — continued
49,425	Transcontinental Inc	642,389

	Total Canada	9,439,006

	China — 0.7%
538,000	Anton Oilfield Services Group/Hong Kong	341,080
534,116	Jiangsu Future Land Co Ltd - Class B	334,270
358,000	Kingsoft Corp Ltd	755,811
1,884,173	Shenzhen Investment Ltd	776,018

	Total China	2,207,179

	Czech Republic — 0.0%
3,256	Pegas Nonwovens SA	95,785

	Denmark — 1.1%
60,264	Pandora A/S	2,167,285
74,025	Vestas Wind Systems A/S *	1,384,523

	Total Denmark	3,551,808

	Finland — 0.4%
30,061	Huhtamaki Oyj	587,658
39,588	Tieto Oyj	787,457

	Total Finland	1,375,115

	France — 4.7%
125,595	Air France–KLM *	944,739
31,001	Bouygues SA	968,004
17,756	Groupe Steria SCA	267,120
10,487	Lagardere SCA	319,595
171,666	Peugeot SA *	2,438,508
18,167	Plastic Omnium SA	1,198,789
26,456	Rallye SA	930,580
201,391	Solocal Group *	450,164
160,209	STMicroelectronics NV	1,281,654
69,226	Teleperformance	3,116,049
61,841	UbiSoft Entertainment SA *	934,265
24,721	Valeo SA	1,860,685
7,877	Wendel	959,360

	Total France	15,669,512

	Germany — 5.8%
32,228	Aurubis AG	1,858,875
17,345	Bechtle AG	839,750
5,942	Bertrandt AG	653,976
89,479	Deutsche Lufthansa AG (Registered) *	1,596,279
36,002	Drillisch AG	752,375
29,201	Duerr AG	1,958,355
173,867	Freenet AG	4,104,201
11,778	Hannover Rueck SE	822,156
39,101	Kloeckner & Co SE *	504,217
25,286	KUKA AG	1,062,541

See accompanying notes to the financial statements.	33

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
4,305	Morphosys AG *	311,071
33,074	ProSiebenSat.1 Media AG (Registered)	1,400,937
193,959	Sky Deutschland AG *	1,622,739
13,886	Stada Arzneimittel AG	671,911
93,575	TUI AG *	1,084,699

	Total Germany	19,244,082

	Greece — 1.3%
111,009	Alapis Holding Industrial and Commercial SA *	6,015
306,369	Intralot SA	610,796
103,443	Jumbo SA	1,093,249
790,261	Marfin Investment Group Holdings SA *	293,429
74,302	Motor Oil (Hellas) Corinth Refineries SA	692,675
173,887	Public Power Corp SA	1,637,710

	Total Greece	4,333,874

	Hong Kong — 1.8%
249,000	AAC Technologies Holdings Inc	1,123,634
167,000	Great Eagle Holdings Ltd	570,637
5,436,000	Hanergy Solar Group Ltd *	516,536
348,800	HKR International Ltd	162,450
318,000	Kowloon Development Co Ltd	381,399
124,000	Luk Fook Holdings International Ltd	420,115
196,400	Man Wah Holdings Ltd	236,862
557,000	Melco International Development Ltd	1,264,392
520,000	Texwinca Holdings Ltd	489,293
684,000	Xinyi Glass Holdings Ltd	636,050

	Total Hong Kong	5,801,368

	India — 0.2%
83,082	Gitanjali Gems Ltd	90,582
558,417	Housing Development & Infrastructure Ltd *	277,282
275,905	Rain Industries Ltd	151,247

	Total India	519,111

	Indonesia — 0.2%
42,939,000	Bakrie & Brothers Tbk PT *	196,607
3,896,000	Trada Maritime Tbk PT *	498,401

	Total Indonesia	695,008

	Ireland — 3.1%
53,595	DCC Plc	2,128,260
517,640	Fyffes Plc	513,663
87,072	Glanbia Plc	1,162,903
287,666	Smurfit Kappa Group Plc	5,850,723
427,401	Total Produce Ltd	426,284

	Total Ireland	10,081,833

	Israel — 0.4%
273,847	Africa Israel Investments Ltd *	482,396

Shares	Description	Value ($)
	Israel — continued
22,877	Gazit-Globe Ltd	275,948
431,042	Israel Discount Bank Ltd - Class A *	675,335

	Total Israel	1,433,679

	Italy — 5.6%
725,941	A2A SPA	629,708
57,830	Astaldi SPA	442,708
81,296	Autostrada Torino-Milano SPA *	962,097
103,833	Azimut Holding SPA	2,228,026
57,224	Banca Generali SPA	1,292,922
61,866	Cementir SPA	192,668
10,158	Danieli & Co SPA	264,145
83,356	Danieli & Co SPA - RSP	1,448,371
132,483	Finmeccanica SPA *	677,761
22,857	Gtech SPA	642,198
304,518	Iren SPA	351,758
125,944	Italcementi SPA-Di RISP	410,100
7,159	Italmobiliare SPA *	171,367
264,552	Mediaset SPA *	1,085,407
276,670	Mediolanum SPA	1,925,511
1,940,573	Milano Assicurazioni SPA *	1,226,950
137,440	Recordati SPA	1,546,201
30,741	Safilo Group SPA *	541,498
25,286	Salvatore Ferragamo Italia SPA	831,520
84,711	Societa Iniziative Autostradali e Servizi SPA	774,443
243,841	Unipol Gruppo Finanziario SPA	878,693

	Total Italy	18,524,052

	Japan — 25.7%
18,500	3-D Matrix Ltd *	501,688
1,627	Accordia Golf Co Ltd	1,760,979
22,900	Alpen Co Ltd	437,003
98,600	AOC Holdings Inc	312,666
89,800	Arnest One Corp	1,861,525
23,000	ASKUL Corp	447,773
809	BIC Camera Inc	350,798
30,400	Canon Marketing Japan Inc	384,060
65,300	Century Tokyo Leasing Corp	1,759,353
34,800	Chiba Kogyo Bank Ltd (The) *	233,712
15,700	Cocokara fine Inc	460,094
154	CROOZ Inc	465,263
230,600	Daiei Inc *	787,879
41,000	Daiichikosho Co Ltd	1,102,103
354,000	Daikyo Inc	1,022,313
142	Daiwahouse Residential Investment Corp (REIT)	521,369
172	Daiwa Office Investment Corp (REIT)	624,284
129,300	DCM Holdings Co Ltd	881,261
131	Dwango Co Ltd	453,152
147,300	Edion Corp	795,247
7,200	Enplas Corp	528,087

34	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
17,500	Fuji Soft Inc	295,921
119,600	Futaba Industrial Co Ltd *	476,392
39,700	Fuyo General Lease Co Ltd	1,273,619
73,900	GMO internet Inc	812,823
142,000	GNI Group Ltd *	541,395
252,000	Godo Steel Ltd	411,636
87,500	Gulliver International Co Ltd	467,651
242,000	Gunze Ltd	601,548
7,400	Hajime Construction Co Ltd	423,178
295,000	Hanwa Co Ltd	1,269,142
23,000	Hitachi Capital Corp	467,565
303,000	Hitachi Zosen Corp	441,019
53,400	Hoosiers Holdings Co Ltd *	385,551
50	Industrial & Infrastructure Fund Investment Corp (REIT)	439,810
443,000	Ishihara Sangyo Kaisha Ltd *	335,924
87,400	IT Holdings Corp	1,039,499
52,500	Itochu Enex Co Ltd	261,089
77,900	Izumi Co Ltd	2,152,729
54,700	J Trust Co Ltd	806,627
183,000	JACCS Co Ltd	786,775
3,900	Japan Drilling Co Ltd	248,470
64	Japan Tissue Engineering Co Ltd *	250,518
104	Japan Excellent Inc (REIT)	551,999
77,000	J–Oil Mills Inc	237,417
20,200	K’s Holdings Corp	613,727
15,400	Kaga Electronics Co Ltd	122,931
26,000	Kaken Pharmaceutical Co Ltd	396,582
72,000	Kamei Corp	520,648
21,000	Kanamoto Co Ltd	483,684
820,000	Kanematsu Corp *	879,816
375,000	Kawasaki Kisen Kaisha Ltd	839,205
221	Kenedix Realty Investment Corp (REIT)	831,066
29,200	Kewpie Corp	440,080
79,900	Kohnan Shoji Co Ltd	855,122
73,900	Kojima Co Ltd	205,422
12,000	Komeri Co Ltd	296,843
49,000	Konaka Co Ltd	429,044
185,000	Krosaki Harima Corp	387,038
237,000	Kurabo Industries Ltd	372,399
186,000	Kurimoto Ltd	507,678
378,000	Maruha Nichiro Holdings Inc	704,241
1,840	Medinet Co Ltd *	669,582
65,700	Misawa Homes Co Ltd	932,977
203,000	Mitsubishi Steel Manufacturing Co Ltd	546,006
689,000	Mitsui Engineer & Shipbuilding Co Ltd	1,238,222
213,000	Mitsui Mining & Smelting Co Ltd	494,483
3,242	Monex Group Inc	1,180,297
139	Mori Hills REIT Investment Corp (REIT)	772,697
44,100	Mori Seiki Co Ltd	601,416
202,000	Morinaga Milk Industry Co Ltd	598,669

Shares	Description	Value ($)
	Japan — continued
119,000	Nichias Corp	754,467
106,000	Nichirei Corp	508,290
64,000	Nippon Chemi-Con Corp *	248,780
434,000	Nippon Coke & Engineering Co Ltd	491,793
641,600	Nippon Light Metal Co Ltd	810,094
31,000	Nippon Paint Co Ltd	444,515
95,000	Nippon Soda Co Ltd	546,719
37,000	Nippon Synthetic Chemical Industry Co Ltd	325,936
109,000	Nippon Flour Mills Co Ltd	530,073
81,000	Nipro Corp	695,130
74,000	Nissan Shatai Co Ltd	1,049,145
79,000	Nissan Tokyo Sales Holdings Co Ltd	243,110
90,500	Nissan Chemical Industries Ltd	1,234,805
25,200	Nissha Printing Co Ltd *	417,138
226,000	NS United Kaiun Kaisha Ltd *	389,842
75,000	Okasan Securities Co Ltd	556,838
14,900	Okinawa Electric Power Co	510,217
343,000	Orient Corp *	805,843
914	ORIX JREIT Inc (REIT)	962,780
11,300	Osaka Steel Co Ltd	191,314
22,500	Pigeon Corp	1,031,762
9,150	Point Inc	429,092
101,000	Press Kogyo Co Ltd	393,275
104,200	Round One Corp	583,629
225,000	Ryobi Ltd	862,995
76,600	Sanix Inc *	1,032,320
99,900	Seiko Epson Corp	1,398,699
122,000	Seino Holdings Co Ltd	1,083,678
75,100	Shinko Electric Industries Co Ltd	708,014
242,000	ShinMaywa Industries Ltd	1,775,129
80,900	Showa Corp	1,005,619
77,200	Sodick Co Ltd	336,346
348,200	Sojitz Corp	618,453
26,300	Sumisho Computer Systems Corp	610,822
764,000	Sumitomo Light Metal Industries Ltd	750,026
34,000	Tadano Ltd.	472,341
75,000	Taihei Kogyo Co Ltd	251,395
70,400	Taiyo Yuden Co Ltd	880,649
383,600	Takara Leben Co Ltd	1,310,490
106,000	TOA Corp *	145,999
30,300	Toho Holdings Co Ltd	496,149
81,000	Tokai Tokyo Financial Holdings	552,705
134,000	Tokuyama Corp	470,300
86,000	Tokyo Dome Corp	571,468
98,000	Tokyotokeiba Co Ltd	414,046
89	Tokyu REIT Inc (REIT)	452,348
205,000	Topy Industries Ltd	397,988
105,000	Toshiba TEC Corp	544,127
437,000	Tosoh Corp	1,550,753
302,000	Toyo Tire & Rubber Co Ltd	1,623,583

See accompanying notes to the financial statements.	35

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
26,500	TS Tech Co Ltd	886,853
57,500	T–Gaia Corp	563,972
89,000	Uchida Yoko Co Ltd	241,697
105,000	Uniden Corp *	220,500
101,400	UNY Co Ltd	644,608
23,100	Xebio Co Ltd	519,088
15,700	Zenkoku Hosho Co Ltd	553,444

	Total Japan	84,689,972

	Mexico — 0.3%
267,600	Kimberly-Clark de Mexico SAB de CV-Series A	762,082
111,900	OHL Mexico SAB de CV *	282,242

	Total Mexico	1,044,324

	Netherlands — 1.6%
147,008	Delta Lloyd NV	2,807,681
18,465	Koninklijke Ten Cate NV	448,582
187,820	Koninklijke BAM Groep NV	766,988
258,099	PostNL NV *	910,500
195,126	SNS REAAL NV * (a)	—
30,366	Tetragon Financial Group Ltd	309,778

	Total Netherlands	5,243,529

	New Zealand — 0.1%
242,000	AMP NZ Office Ltd	196,154
80,713	Fisher & Paykel Healthcare Corp Ltd	221,955

	Total New Zealand	418,109

	Norway — 0.8%
29,491	Cermaq ASA	486,561
15,353	Fred Olsen Energy ASA	710,198
16,313	Norwegian Air Shuttle ASA *	583,180
2,008,905	Renewable Energy Corp AS *	918,545

	Total Norway	2,698,484

	Philippines — 0.0%
1,373,300	Lopez Holding Corp	155,077

	Portugal — 0.5%
45,544	Portucel Empresa Produtora de Pasta e Papel SA	158,245
1,285,784	Sonae	1,410,150

	Total Portugal	1,568,395

	Singapore — 2.1%
958,000	Asiasons Capital Ltd *	731,710
1,484,000	Ausgroup Ltd	353,645
195,000	Blumont Group Ltd *	279,053
1,242,000	China Minzhong Food Corp Ltd *	516,039

Shares	Description	Value ($)
	Singapore — continued
412,000	Ho Bee Investment Ltd	657,131
157,000	Hong Leong Asia Ltd	175,143
299,000	Mapletree Commercial Trust (REIT)	262,884
628,000	Mapletree Industrial Trust (REIT)	628,303
603,791	Mapletree Logistics Trust (REIT)	498,293
486,000	Suntec Real Estate Investment Trust (REIT)	577,461
1,045,000	Swiber Holdings Ltd	510,228
977,000	Vard Holdings Ltd *	655,691
133,000	Wheelock Properties Ltd	175,402
584,676	Wing Tai Holdings Ltd	963,944

	Total Singapore	6,984,927

	South Africa — 0.1%
76,176	Basil Read Holdings Ltd	58,409
56,841	Stefanutti Stocks Holdings Ltd *	47,884
130,358	Super Group Ltd *	278,827

	Total South Africa	385,120

	South Korea — 1.1%
1,255	Dongwon Industries Co Ltd	325,342
7,210	KISCO Corp	170,393
5,085	KISWIRE Ltd	157,888
10,411	Kolon Corp	182,246
9,191	Kolon Industries Inc	442,066
373	Namyang Dairy Products Co Ltd	269,992
2,305	Nong Shim Holdings Co Ltd	151,721
43,159	Partron Co Ltd	702,711
1,341	SeAH Holdings Corp	119,078
3,473	SeAH Steel Corp	307,219
4,846	SK Gas Co Ltd	313,902
319	Taekwang Industrial Co Ltd	331,472

	Total South Korea	3,474,030

	Spain — 3.3%
35,194	ACS Actividades de Construccion y Servicios SA	989,918
145,935	Bankinter SA	652,117
14,466	Corp Financiera Alba SA	754,371
214,378	Distribuidora Internacional de Alimentacion SA	1,694,561
103,229	Enagas	2,345,022
182,284	Gamesa Corp Tecnologica SA *	1,276,742
114,168	Indra Sistemas SA	1,655,832
107,917	International Consolidated Airlines Group SA *	479,309
30,162	Obrascon Huarte Lain SA	1,035,593

	Total Spain	10,883,465

	Sweden — 1.0%
7,414	Axfood AB	330,323
12,057	Hexpol AB	832,089
28,028	NCC AB - Class B	732,654

36	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
25,816	SAAB AB - Class B	473,347
49,315	Trelleborg AB - Class B	831,677
63,065	Vostok Gas Ltd SDR * (a)	2,093

	Total Sweden	3,202,183

	Switzerland — 2.7%
7,430	Baloise Holding Ltd	786,202
30,634	Lonza Group AG (Registered)	2,167,785
31,004	Swiss Life Holding AG (Registered)	5,806,017

	Total Switzerland	8,760,004

	Taiwan — 0.7%
386,000	Chipbond Technology Corp	858,985
89,760	Eclat Textile Co Ltd	798,213
95,680	Kenda Rubber Industrial Co Ltd	184,858
126,000	L&K Engineering Co Ltd	105,465
442,000	Long Bon International Co Ltd	287,524
430,000	ProMOS Technologies Inc * (a) (b)	—

	Total Taiwan	2,235,045

	Thailand — 0.2%
2,087,700	Jasmine International Pcl (Foreign Registered)	467,939
5,409,974	Sansiri Pcl (Foreign Registered)	342,918

	Total Thailand	810,857

	Turkey — 0.2%
1,202,230	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D *	586,883

	United Kingdom — 21.5%
301,597	3i Group Plc	1,676,206
61,511	Alent Plc	338,441
177,847	Amlin Plc	1,081,224
368,475	Ashtead Group Plc	3,672,604
78,427	Atkins WS Plc	1,430,662
501,122	Balfour Beatty Plc	1,914,291
125,478	Beazley Plc	387,422
25,069	Britvic Plc	222,773
94,163	Cape Plc	370,370
215,357	Carillion Plc	957,588
180,177	Catlin Group Ltd	1,304,714
248,425	Cobham Plc	1,096,941
138,769	Dairy Crest Group Plc	1,085,116
492,095	Darty Plc	615,034
901,309	Debenhams Plc	1,497,325
2,089,737	Dixons Retail Plc *	1,336,362
219,283	DS Smith Plc	876,037
119,575	easyJet Plc	2,288,011
536,850	Enterprise Inns Plc *	1,187,987
818,007	FirstGroup Plc	1,454,910

Shares	Description	Value ($)
	United Kingdom — continued
31,617	Go–Ahead Group Plc	726,904
98,737	Greene King Plc	1,275,864
231,248	Halfords Group Plc	1,297,459
28,277	Hargreaves Lansdown Plc	437,991
317,784	Henderson Group Plc	812,980
980,436	Home Retail Group Plc	2,163,169
216,184	Howden Joinery Group Plc	943,177
322,769	Inchcape Plc	2,944,572
449,130	Intermediate Capital Group Plc	3,047,067
86,798	Interserve Plc	751,544
61,577	John Wood Group Plc	768,833
747,980	Johnston Press Plc *	170,286
260,703	Ladbrokes Plc	746,464
51,146	Lancashire Holdings Ltd	570,118
1,084,867	Man Group Plc	1,370,585
609,181	Marston’s Plc	1,474,288
135,848	Micro Focus International Plc	1,666,979
112,317	Mitie Group Plc	482,239
96,658	Mondi Plc	1,489,844
369,634	National Express Group Plc	1,513,520
333,720	Pace Plc	1,478,656
45,504	Phoenix Group Holdings	528,521
95,799	Playtech Ltd	1,005,026
548,773	Premier Foods Plc *	1,120,932
1,049,304	Punch Taverns Plc *	210,111
253,307	Qinetiq Group Plc	738,313
315,966	Resolution Ltd	1,560,619
269,366	SIG Plc	731,748
575,040	Spirit Pub Co Plc	660,341
21,461	St James’s Place Plc	197,486
103,362	Stagecoach Group Plc	511,587
1,907,117	Thomas Cook Group Plc *	4,170,460
365,863	Trinity Mirror Plc *	675,455
469,550	TUI Travel Plc	2,507,056
209,148	Tullett Prebon Plc	1,108,224
150,757	Vesuvius Plc	1,079,043
173,092	WH Smith Plc	2,273,245
129,366	William Hill Plc	832,672

	Total United Kingdom	70,837,396

	TOTAL COMMON STOCKS (COST $283,944,861)	313,119,641

	PREFERRED STOCKS — 1.4%

	Brazil — 0.3%
162,000	Eletropaulo Metropolitana SA 0.04%	494,972
70,900	Metalurgica Gerdau SA 0.38%	629,080

	Total Brazil	1,124,052

See accompanying notes to the financial statements.	37

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Germany — 0.5%
5,006	Biotest AG 0.89%	420,448
20,058	Jungheinrich AG 2.02%	1,087,911

	Total Germany	1,508,359

	Russia — 0.6%
857	Transneft 0.90%	1,968,632

	TOTAL PREFERRED STOCKS (COST $4,338,387)	4,601,043

	RIGHTS/WARRANTS — 0.0%

	Malaysia — 0.0%
11,833	Coastal Contracts Warrants, Expires 07/18/16 *	1,675

	TOTAL RIGHTS/WARRANTS (COST $0)	1,675

	MUTUAL FUNDS — 2.5%

	United States — 2.5%
	Affiliated Issuers
325,258	GMO U.S. Treasury Fund	8,131,457

	TOTAL MUTUAL FUNDS (COST $8,132,668)	8,131,457

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.4%

		Time Deposits — 0.4%
CAD	13,595	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.28%, due 09/03/13	12,907
EUR	4,249	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.00%, due 09/03/13 (c)	5,615
JPY	1,530,816	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/13	15,601
SGD	26,550	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/13	20,814
ZAR	164	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.15%, due 09/03/13	16
GBP	20,133	Citibank (New York) Time Deposit, 0.07%, due 09/03/13	31,199
USD	1,410,162	JPMorgan Chase (New York) Time Deposit, 0.06%, due 09/03/13	1,410,162

		Total Time Deposits	1,496,314

		TOTAL SHORT-TERM INVESTMENTS (COST $1,496,314)	1,496,314

		TOTAL INVESTMENTS — 99.3% (Cost $297,912,230)	327,350,130
		Other Assets and Liabilities (net) — 0.7%	2,393,977

		TOTAL NET ASSETS — 100.0%	$329,744,107

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/25/2013	BBH	AUD	2,526,647	USD	2,283,129	$41,991
10/25/2013	BCLY	AUD	1,664,368	USD	1,503,540	27,245
10/25/2013	JPM	AUD	792,375	USD	723,659	20,822
10/25/2013	BBH	CAD	853,223	USD	819,658	10,641
10/25/2013	BOA	CAD	1,649,161	USD	1,587,671	23,954
10/25/2013	DB	CAD	743,049	USD	714,038	9,487
10/25/2013	JPM	CAD	2,489,547	USD	2,390,377	29,816
10/25/2013	MSCI	CAD	853,223	USD	819,601	10,584
10/25/2013	RBS	CAD	1,404,263	USD	1,349,390	17,883
10/25/2013	BBH	CHF	450,022	USD	490,273	6,414
10/25/2013	DB	CHF	73,047	USD	79,746	1,206
10/25/2013	MSCI	CHF	632,405	USD	689,034	9,078
10/25/2013	RBS	CHF	167,038	USD	182,369	2,771
10/25/2013	BBH	DKK	5,842,914	USD	1,045,637	9,930
10/25/2013	BCLY	DKK	5,829,534	USD	1,051,391	18,056
10/25/2013	BCLY	EUR	696,029	USD	931,444	11,369
10/25/2013	BOA	EUR	1,753,713	USD	2,344,274	26,056
10/25/2013	DB	EUR	2,435,323	USD	3,273,318	54,086
10/25/2013	JPM	EUR	638,296	USD	857,353	13,595
10/25/2013	MSCI	EUR	1,264,966	USD	1,698,727	26,579
10/25/2013	SSB	EUR	1,484,706	USD	1,987,131	24,511
10/25/2013	DB	GBP	347,922	USD	221,998	(4,028)
10/25/2013	MSCI	GBP	13,052	USD	8,333	(143)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/25/2013	BBH	NOK	4,348,332	USD	729,072	$19,923
10/25/2013	BOA	NOK	5,891,079	USD	984,638	23,891
10/25/2013	DB	NOK	5,298,888	USD	889,642	25,472
10/25/2013	BBH	USD	108,126	GBP	69,034	(1,186)
10/25/2013	BBH	USD	1,600,744	HKD	12,410,118	(89)
10/25/2013	BCLY	USD	495,907	HKD	3,844,668	(22)
10/25/2013	BCLY	USD	675,382	JPY	65,557,689	(7,520)
10/25/2013	BCLY	USD	171,408	SGD	218,528	(84)
10/25/2013	BNYM	USD	3,442,850	HKD	26,692,142	(103)
10/25/2013	BNYM	USD	1,228,628	JPY	119,543,022	(10,795)
10/25/2013	BNYM	USD	765,950	SEK	4,972,163	(16,587)
10/25/2013	BNYM	USD	1,747,609	SGD	2,226,629	(1,946)
10/25/2013	BOA	USD	3,315,586	HKD	25,704,665	(204)
10/25/2013	BOA	USD	1,523,745	JPY	148,014,262	(15,864)
10/25/2013	BOA	USD	342,106	SEK	2,226,068	(6,612)
10/25/2013	BOA	USD	4,273,851	SGD	5,452,173	620
10/25/2013	DB	USD	644,903	JPY	62,296,937	(10,259)
10/25/2013	DB	USD	1,385,252	SGD	1,766,196	(565)
10/25/2013	JPM	USD	1,661,959	HKD	12,884,956	(60)
10/25/2013	JPM	USD	1,635,901	JPY	159,149,313	(14,584)
10/25/2013	JPM	USD	630,688	SGD	803,634	(644)
10/25/2013	MSCI	USD	1,685,883	HKD	13,069,903	(130)

38	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Forward Currency Contracts (continued)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/25/2013	MSCI	USD	1,827,585	JPY	177,007,237	$(24,342)
10/25/2013	MSCI	USD	1,423,525	SGD	1,815,348	(304)
10/25/2013	RBS	USD	472,805	SEK	3,062,737	(11,215)
10/25/2013	SSB	USD	1,296,458	HKD	10,051,191	(57)
10/25/2013	SSB	USD	1,481,738	SGD	1,864,204	(20,213)

						$318,424

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
79	CAC40	September 2013	$4,108,152	$(177,444)
21	DAX	September 2013	5,633,539	(133,838)
9	FTSE 100	September 2013	894,360	(25,182)
25	FTSE/MIB	September 2013	2,752,696	46,916
2	Hang Seng	September 2013	277,317	(4,096)
24	TOPIX	September 2013	2,675,385	(195,101)

			$16,341,449	$(488,745)

Sales
57	S&P Toronto 60	September 2013	$7,861,920	$(230,441)
3	SPI 200	September 2013	339,948	(5,432)

			$8,201,868	$(235,873)

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)	Bankrupt issuer.

(c)	Rate rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 53.

See accompanying notes to the financial statements.	39

GMO Resources Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.9%
Preferred Stocks	3.1
Mutual Funds	1.7
Short-Term Investments	0.0 ^
Rights/Warrants	0.0 ^
Other	0.3

100.0%

Country Summary*	% of Equity Investments*
United States	20.3%
United Kingdom	15.7
Japan	13.5
Russia	7.0
Norway	6.4
Brazil	5.8
Canada	5.8
France	4.9
Spain	3.8
China	2.8
Italy	2.6
Poland	1.6
Singapore	1.3
Austria	1.0
Germany	1.0
Czech Republic	0.9
Israel	0.8
Denmark	0.7
South Africa	0.6
Sweden	0.6
Turkey	0.6
Netherlands	0.5
Australia	0.4
Thailand	0.4
Greece	0.3
Hungary	0.3
Belgium	0.2
Taiwan	0.2

100.0%

^	Rounds to 0.00%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Energy	45.3%
Materials	28.9
Capital Goods	16.2
Utilities	5.5
Food, Beverage & Tobacco	4.1

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

40

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.9%

	Australia — 0.4%
317,655	Incitec Pivot Ltd	728,260

	Austria — 1.0%
36,285	OMV AG	1,674,594
14,526	Verbund AG	279,729

	Total Austria	1,954,323

	Belgium — 0.2%
61,716	Nyrstar	287,915

	Brazil — 2.6%
207,200	Petroleo Brasileiro SA (Petrobras)	1,386,862
244,000	Vale SA	3,519,973

	Total Brazil	4,906,835

	Canada — 5.7%
38,700	Agrium Inc	3,310,424
19,500	Calfrac Well Services Ltd	607,975
21,200	Canyon Services Group Inc	236,294
33,300	Ensign Energy Services Inc	555,790
14,800	First Quantum Minerals Ltd	245,753
25,900	Pacific Rubiales Energy Corp	490,067
60,200	Petrominerales Ltd	368,641
84,800	Precision Drilling Corp	834,877
147,300	Sherritt International Corp	514,634
42,700	Talisman Energy Inc	456,067
69,800	Teck Resources Ltd - Class B	1,757,425
19,400	Total Energy Services Inc	294,877
33,500	Trican Well Service Ltd	471,029
57,100	Trinidad Drilling Ltd	492,232
31,400	Western Energy Services Corp	251,904

	Total Canada	10,887,989

	China — 2.8%
2,509,000	Asian Citrus Holdings Ltd	932,679
240,000	China Oilfield Services Ltd - Class H	615,882
1,126,000	CNOOC Ltd	2,226,431
746,000	First Tractor Co Ltd - Class H	456,141
2,508,000	Minmetals Resources Ltd *	562,918
3,324,000	Sinofert Holdings Ltd	516,886

	Total China	5,310,937

	Czech Republic — 0.9%
72,230	CEZ AS	1,668,285

	Denmark — 0.7%
70,272	Vestas Wind Systems A/S *	1,314,329

Shares	Description	Value ($)
	France — 4.8%
105,166	Electricite de France SA	2,945,879
114,613	Total SA	6,346,799

	Total France	9,292,678

	Germany — 1.0%
18,006	Aurubis AG	1,038,566
33,961	K+S AG	826,682

	Total Germany	1,865,248

	Greece — 0.3%
92,354	Mytilineos Holdings SA *	487,866

	Hungary — 0.3%
8,745	MOL Hungarian Oil and Gas Plc	620,687

	Israel — 0.8%
176,257	Israel Chemicals Ltd	1,219,875
565	Israel Corp Ltd (The) *	238,701

	Total Israel	1,458,576

	Italy — 2.6%
109,935	ENI SPA	2,504,076
202,629	Fiat Industrial SPA	2,423,607

	Total Italy	4,927,683

	Japan — 13.2%
186	INPEX Corp	838,708
355,900	Itochu Corp	4,006,448
14,000	Kurita Water Industries Ltd	281,068
498,000	Marubeni Corp	3,596,971
181,000	Mitsubishi Materials Corp	703,527
247,900	Mitsubishi Corp	4,611,882
323,300	Mitsui & Co Ltd	4,470,876
339,000	Mitsui Mining & Smelting Co Ltd	786,993
57,000	Nihon Nohyaku Co Ltd	628,851
328,500	Nippon Coke & Engineering Co Ltd	372,244
69,000	Nittetsu Mining Co Ltd	309,528
34,700	Shinko Plantech Co Ltd	277,551
258,700	Sumitomo Corp	3,259,079
94,000	Sumitomo Metal Mining Co Ltd	1,255,966

	Total Japan	25,399,692

	Netherlands — 0.4%
43,255	SBM Offshore NV *	849,680

	Norway — 6.2%
186,875	Austevoll Seafood ASA	1,016,830
182,107	BW Offshore Ltd	215,904
41,838	Cermaq ASA	690,270
15,453	Fred Olsen Energy ASA	714,824

See accompanying notes to the financial statements.	41

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Norway — continued
562,406	Marine Harvest ASA	521,994
153,242	Morpol ASA *	285,315
25,823	Petroleum Geo–Services ASA	330,499
213,894	Polarcus Ltd *	150,196
55,167	ProSafe SE	491,422
71,909	Salmar ASA *	703,690
125,525	Songa Offshore SE *	132,053
107,298	Statoil ASA	2,354,043
24,106	TGS Nopec Geophysical Co ASA	709,452
92,360	Yara International ASA	3,650,767

	Total Norway	11,967,259

	Poland — 1.6%
30,105	Jastrzebska Spolka Weglowa SA	633,158
62,681	KGHM Polska Miedz SA	2,377,550

	Total Poland	3,010,708

	Russia — 6.8%
585,875	Gazprom OAO Sponsored ADR	4,602,742
63,471	Lukoil OAO Sponsored ADR	3,677,874
132,821	Phosagro OAO GDR	1,225,665
267,004	Rosneft OJSC GDR (Registered)	1,961,519
32,175	Tatneft Sponsored ADR	1,218,400
34,164	TMK OAO GDR (Registered)	439,487

	Total Russia	13,125,687

	Singapore — 1.3%
4,519,000	Golden Agri-Resources Ltd	1,978,724
454,000	Indofood Agri Resources Ltd	275,375
534,000	Swiber Holdings Ltd	260,729

	Total Singapore	2,514,828

	South Africa — 0.5%
33,336	Palabora Mining Co Ltd *	370,340
14,567	Sasol Ltd	682,054

	Total South Africa	1,052,394

	Spain — 3.8%
98,974	Endesa SA *	2,304,179
592,643	Iberdrola SA	3,140,746
76,982	Repsol YPF SA	1,786,427

	Total Spain	7,231,352

	Sweden — 0.6%
76,973	Boliden AB	1,123,266

	Taiwan — 0.2%
713,000	Sinon Corp	351,761

Shares	Description	Value ($)
	Thailand — 0.4%
74,264	PTT Exploration & Production Pcl (Foreign Registered)	383,038
42,400	PTT Pcl (Foreign Registered)	429,456

	Total Thailand	812,494

	Turkey — 0.6%
98,522	Gubre Fabrikalari TAS *	592,459
335,120	Koza Anadolu Metal Madencilik Isletmeleri AS *	524,694

	Total Turkey	1,117,153

	United Kingdom — 15.4%
431,853	Amerisur Resources Plc *	293,652
140,534	Anglo American Plc	3,223,961
143,254	BHP Billiton Plc	4,166,600
954,129	BP Plc	6,597,627
6,600	Ensco Plc - Class A	366,696
191,579	Kazakhmys Plc	895,383
162,433	Rio Tinto Plc	7,333,814
122,227	Royal Dutch Shell Plc - A Shares (London)	3,953,064
82,153	Royal Dutch Shell Plc - B Shares (London)	2,765,104

	Total United Kingdom	29,595,901

	United States — 19.8%
49,700	AGCO Corp.	2,811,032
27,700	Apache Corp.	2,373,336
5,800	Atwood Oceanics, Inc. *	322,944
23,100	Baker Hughes, Inc.	1,073,919
30,900	Basic Energy Services, Inc. *	359,676
5,600	Berry Petroleum Co. - Class A	230,440
29,200	C&J Energy Services, Inc. *	599,476
26,400	Chevron Corp.	3,179,352
67,500	Chiquita Brands International, Inc. *	832,275
6,400	Cimarex Energy Co.	536,384
50,500	ConocoPhillips	3,348,150
30,800	Deere & Co.	2,576,112
14,200	Denbury Resources, Inc. *	245,518
14,400	Devon Energy Corp.	822,096
37,600	Dole Food Co., Inc. *	515,872
4,100	Energen Corp.	271,871
22,400	Exxon Mobil Corp.	1,952,384
113,100	Freeport–McMoRan Copper & Gold, Inc.	3,417,882
16,500	Helix Energy Solutions Group, Inc. *	412,995
24,500	Hess Corp.	1,833,825
13,300	Joy Global, Inc.	653,296
45,300	Key Energy Services, Inc. *	302,151
49,300	Kodiak Oil & Gas Corp. *	492,507
47,400	Marathon Oil Corp.	1,631,982
18,900	Mosaic Co. (The)	787,185
3,700	National Oilwell Varco, Inc.	274,910

42	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	United States — continued
25,600	Newfield Exploration Co. *	609,792
21,400	Newpark Resources, Inc. *	238,182
16,700	Noble Corp.	621,240
4,500	Oil States International, Inc. *	401,490
82,400	Parker Drilling Co. *	472,976
44,500	Pioneer Energy Services Corp. *	300,820
3,500	SM Energy Co.	239,120
17,400	Stone Energy Corp. *	476,760
32,700	Superior Energy Services, Inc. *	803,112
16,700	Unit Corp. *	769,035
16,400	W&T Offshore, Inc.	253,380
45,300	Weatherford International Ltd. *	675,423
6,700	Whiting Petroleum Corp. *	338,149

	Total United States	38,057,049

	TOTAL COMMON STOCKS (COST $188,760,246)	181,920,835

	PREFERRED STOCKS — 3.1%

	Brazil — 3.1%
251,300	Petroleo Brasileiro SA (Petrobras) 4.67%	1,769,459
322,087	Vale SA 0.48%	4,198,288

	Total Brazil	5,967,747

	TOTAL PREFERRED STOCKS (COST $7,202,998)	5,967,747

	RIGHTS/WARRANTS — 0.0%

	Italy — 0.0%
202,629	Fiat Industrial SpA Rights, Expires 10/09/13 *	99

	TOTAL RIGHTS/WARRANTS (COST $0)	99

	MUTUAL FUNDS — 1.7%

	United States — 1.7%
	Affiliated Issuers
126,277	GMO U.S. Treasury Fund	3,156,914

	TOTAL MUTUAL FUNDS (COST $3,157,811)	3,156,914

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.0%

		Time Deposits — 0.0%
CAD	4,663	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.28%, due 09/03/13	4,430
USD	69,512	Sumitomo (Tokyo) Time Deposit, 0.06%, due 09/03/13	69,512

		Total Time Deposits	73,942

		TOTAL SHORT-TERM INVESTMENTS (COST $73,942)	73,942

		TOTAL INVESTMENTS — 99.7% (Cost $199,194,997)	191,119,537
		Other Assets and Liabilities (net) — 0.3%	607,553

		TOTAL NET ASSETS — 100.0%	$191,727,090

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 53.

See accompanying notes to the financial statements.	43

GMO Risk Premium Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Funds	38.6%
Short-Term Investments	6.9
Written Options	(2.9)
Other	57.4

100.0%

44

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 38.6%

	Affiliated Issuers
11,130,121	GMO U.S. Treasury Fund	278,253,028

	TOTAL MUTUAL FUNDS (COST $278,323,000)	278,253,028

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 6.9%

	Money Market Fund
49,956,766	State Street Institutional Treasury Money Market Fund - Institutional Class, 0.00% (a)	49,956,766

	TOTAL SHORT-TERM INVESTMENTS (COST $49,956,766)	49,956,766

	TOTAL INVESTMENTS — 45.5% (Cost $328,279,766)	328,209,794
	Other Assets and Liabilities (net) — 54.5%	393,888,263

	TOTAL NET ASSETS — 100.0%	$722,098,057

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Written Options

Number of Contracts		Expiration Date	Description	Premiums	Market Value
Put	590	09/20/13	EUR Euro STOXX 50, Strike 2,750	$384,628	$(505,276)
Put	4,487	09/20/13	EUR Euro STOXX 50, Strike 2,825	2,357,586	(6,646,947)
Put	604	09/20/13	GBP FTSE 100, Strike 6,475	909,723	(1,209,190)
Put	268	09/27/13	HKD Hang Seng, Strike 21,600	830,095	(777,966)
Put	695	09/13/13	JPY Nikkei 225, Strike 13,625	2,865,046	(3,617,968)
Put	114	09/13/13	JPY Nikkei 225, Strike 14,000	568,036	(909,888)
Put	7	09/21/13	USD S&P 500, Strike 1,635	14,959	(17,500)
Put	1,427	09/21/13	USD S&P 500, Strike 1,660	3,759,413	(5,914,915)
Put	174	09/20/13	CAD S&P/TSX 60, Strike 720	22,262	(13,133)
Put	4,173	09/20/13	CAD S&P/TSX 60, Strike 730	426,625	(481,363)
Put	65	09/19/13	AUD SPI 200, Strike 5,075	75,322	(32,430)
Put	298	09/19/13	AUD SPI 200, Strike 5,125	247,724	(219,138)
Put	622	09/19/13	AUD SPI 200, Strike 5,150	553,579	(515,441)

				$13,014,998	$(20,861,155)

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 53.

See accompanying notes to the financial statements.	45

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.7%
Mutual Funds	1.2
Preferred Stocks	0.6
Short-Term Investments	0.2
Forward Currency Contracts	0.0 ^
Other	0.3

100.0%

Country Summary*	% of Investments
United Kingdom	25.9%
Japan	21.3
France	13.8
Spain	8.2
Germany	6.8
Italy	5.3
Australia	4.1
Switzerland	3.3
Hong Kong	2.0
Singapore	1.5
Belgium	1.2
Netherlands	1.2
Canada	1.1
Austria	0.7
Finland	0.7
Sweden	0.7
Ireland	0.5
Portugal	0.5
Greece	0.3
New Zealand	0.3
Norway	0.3
Denmark	0.2
Israel	0.1
Malta	0.0 ^

100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Energy	15.5%
Banks	11.8
Pharmaceuticals, Biotechnology & Life Sciences	11.0
Telecommunication Services	9.0
Capital Goods	7.9
Utilities	6.1
Automobiles & Components	5.7
Insurance	5.4
Materials	5.2
Real Estate	3.0
Retailing	2.8
Diversified Financials	2.6
Consumer Services	2.4
Food, Beverage & Tobacco	2.0
Transportation	1.9
Food & Staples Retailing	1.6
Media	1.2
Technology Hardware & Equipment	1.0
Consumer Durables & Apparel	1.0
Household & Personal Products	0.9
Health Care Equipment & Services	0.8
Software & Services	0.6
Semiconductors & Semiconductor Equipment	0.4
Commercial & Professional Services	0.2

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

46

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.7%

	Australia — 4.1%
415,666	Arrium Ltd	412,160
28,120	BHP Billiton Ltd	889,259
155,094	BlueScope Steel Ltd *	685,950
11,506	Commonwealth Bank of Australia	742,298
51,200	CSL Ltd	3,091,723
507,912	Goodman Fielder Ltd *	332,908
28,954	JB Hi–Fi Ltd	484,253
23,336	Macquarie Group Ltd	904,390
388,328	Mirvac Group (REIT)	565,857
88,505	Myer Holdings Ltd	215,741
29,468	National Australia Bank Ltd	846,358
156,122	QBE Insurance Group Ltd	2,103,279
179,199	Stockland (REIT)	592,710
84,675	TABCORP Holdings Ltd	242,065
201,890	Tatts Group Ltd	575,221
486,232	Telstra Corp Ltd	2,115,782
170,629	Westpac Banking Corp	4,736,636

	Total Australia	19,536,590

	Austria — 0.7%
3,318	Andritz AG	182,647
8,906	Erste Group Bank AG	285,782
88,088	Immofinanz AG (Entitlement Shares) *	—
32,795	OMV AG	1,513,526
8,153	Raiffeisen Bank International AG	279,710
26,449	Voestalpine AG	1,130,360

	Total Austria	3,392,025

	Belgium — 1.1%
41,633	Ageas	1,637,161
5,690	Anheuser-Busch InBev NV	530,655
10,700	Belgacom SA	256,148
26,132	Delhaize Group	1,669,291
32,336	KBC Groep NV	1,420,080

	Total Belgium	5,513,335

	Canada — 1.1%
3,700	Alimentation Couche Tard Inc	213,366
36,300	Blackberry Ltd *	366,687
4,700	Canadian Tire Corp Ltd	397,534
8,700	Canadian Pacific Railway Ltd	1,023,136
15,100	First Quantum Minerals Ltd	250,735
7,500	Husky Energy Inc	212,048
13,800	Magna International Inc - Class A	1,060,712
8,100	Metro Inc - Class A	518,621
10,700	Valeant Pharmaceuticals International Inc *	1,052,426

	Total Canada	5,095,265

Shares	Description	Value ($)
	Denmark — 0.2%
9,927	Coloplast A/S - Class B	538,666
3,205	Novo-Nordisk A/S - Class B	535,862

	Total Denmark	1,074,528

	Finland — 0.7%
4,723	Kone Oyj - Class B	385,548
567,835	Nokia Oyj *	2,203,094
17,439	Sampo Oyj - Class A	725,903
3,387	Wartsila Oyj	157,698

	Total Finland	3,472,243

	France — 13.6%
126,818	Air France–KLM *	953,938
100,639	AXA	2,193,435
67,073	BNP Paribas	4,205,252
54,003	Bouygues SA	1,686,239
7,168	Bureau Veritas SA	216,165
30,904	Carrefour SA	967,610
6,637	Cie Generale des Etablissements Michelin - Class B	635,264
58,961	Credit Agricole SA *	595,666
6,226	Dassault Systemes SA	795,571
1,414	Essilor International SA	152,691
1,613	Esso SAF	104,422
40,083	European Aeronautic Defense and Space Co NV	2,308,065
142,421	GDF Suez	3,090,088
16,002	GDF Suez VVPR Strip *	21
7,745	L’Oreal SA	1,293,049
4,820	Lafarge SA	294,051
119,154	Orange	1,209,548
144,914	Peugeot SA *	2,058,497
4,052	Publicis Groupe SA	301,368
60,370	Renault SA	4,318,233
96,403	Sanofi	9,238,926
88,845	Societe Generale	3,890,823
38,936	Solocal Group *	87,033
74,959	STMicroelectronics NV	599,664
400,005	Total SA	22,150,640
19,079	Veolia Environnement	294,749
73,072	Vivendi SA	1,482,242
2,361	Zodiac Aerospace	342,131

	Total France	65,465,381

	Germany — 6.1%
3,794	Adidas AG	401,360
19,475	Allianz SE (Registered)	2,790,117
13,966	Aurubis AG	805,543
38,595	Bayer AG (Registered)	4,289,654
26,856	Celesio AG	560,045

See accompanying notes to the financial statements.	47

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
2,516	Continental AG	379,726
11,736	Daimler AG (Registered)	805,300
73,201	Deutsche Lufthansa AG (Registered) *	1,305,884
9,777	Deutsche Bank AG (Registered)	424,427
45,524	Deutsche Post AG (Registered)	1,315,901
14,684	Duerr AG	984,777
370,257	E.ON AG	5,859,080
29,880	Freenet AG	705,330
11,465	Hannover Rueck SE	800,307
7,275	Kabel Deutschland Holding AG	826,357
2,978	KUKA AG	125,138
8,577	Leoni AG	470,777
5,421	Merck KGaA	823,545
18,220	Metro AG	667,637
12,657	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,306,360
49,544	RWE AG	1,360,724
6,941	Salzgitter AG	263,167
3,438	SAP AG	253,926
25,341	Suedzucker AG	818,195
26,139	TUI AG *	302,997

	Total Germany	29,646,274

	Greece — 0.3%
71,528	OPAP SA	707,502
62,842	Public Power Corp SA	591,861

	Total Greece	1,299,363

	Hong Kong — 1.9%
156,500	AAC Technologies Holdings Inc	706,220
88,000	Cheung Kong Holdings Ltd	1,254,234
256,430	Esprit Holdings Ltd	436,048
278,000	Galaxy Entertainment Group Ltd *	1,687,904
321,618	Hong Kong & China Gas	745,158
43,353	Link (REIT)	198,624
344,000	Pacific Basin Shipping Ltd	213,971
192,400	Sands China Ltd	1,101,409
134,000	Sun Hung Kai Properties Ltd	1,733,095
26,000	Swire Pacific Ltd	297,297
66,000	Wharf Holdings Ltd (The)	538,446
115,000	Yue Yuen Industrial Holdings	351,837

	Total Hong Kong	9,264,243

	Ireland — 0.5%
38,124	C&C Group Plc	211,104
8,366	DCC Plc	332,214
9,525	Kerry Group Plc - Class A	600,946
6,997	Paddy Power Plc	562,828
28,048	Smurfit Kappa Group Plc	570,457

	Total Ireland	2,277,549

Shares	Description	Value ($)
	Israel — 0.2%
19,126	Teva Pharmaceutical Industries Ltd	731,119

	Italy — 5.2%
899,003	A2A SPA	779,829
45,779	Azimut Holding SPA	982,316
13,348	Danieli & Co SPA - RSP	231,931
1,421,101	Enel SPA	4,685,689
256,296	ENI SPA	5,837,855
41,052	Exor SPA	1,398,793
250,436	Fiat SPA *	1,887,247
256,687	Finmeccanica SPA *	1,313,169
7,568	Gtech SPA	212,633
658,850	Intesa Sanpaolo SPA	1,290,443
411,876	Mediaset SPA *	1,689,850
45,025	Mediobanca SPA	279,554
162,338	Mediolanum SPA	1,129,806
321,227	Milano Assicurazioni SPA *	203,099
25,205	Recordati SPA	283,556
58,631	Snam Rete Gas SPA	274,271
1,854,985	Telecom Italia SPA	1,291,961
1,513,666	Telecom Italia SPA-Di RISP	836,856
151,188	Unipol Gruppo Finanziario SPA	544,814

	Total Italy	25,153,672

	Japan — 20.9%
12,800	ABC-Mart Inc	534,525
701	Accordia Golf Co Ltd	758,725
94	Advance Residence Investment Corp (REIT)	190,579
63,400	Aeon Co Ltd	863,860
14,700	Alfresa Holdings Corp	694,659
27,500	Arnest One Corp	570,066
28,200	Astellas Pharma Inc	1,434,757
13,000	Bridgestone Corp	424,303
2,400	Calbee Inc	233,753
5,200	Central Japan Railway Co	592,036
192,000	Cosmo Oil Co Ltd *	394,888
30,600	Daiei Inc *	104,549
198,000	Daikyo Inc	571,802
27,400	Daito Trust Construction Co Ltd	2,500,907
16,000	Daiwa House Industry Co Ltd	285,879
119,000	Daiwa Securities Group Inc	951,984
184,000	DIC Corp	467,697
2,500	Fast Retailing Co Ltd	804,870
138,000	Fuji Electric Co Ltd	505,360
97,000	Fuji Heavy Industries Ltd	2,335,224
17,900	Fuji Oil Co Ltd	313,868
8,500	Fuyo General Lease Co Ltd	272,689
74,000	Hanwa Co Ltd	318,361
970,500	Haseko Corp *	1,125,452
2,400	Hosiden Corp	12,683

48	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
8,900	Idemitsu Kosan Co Ltd	737,963
78	INPEX Corp	351,716
309,500	Itochu Corp	3,484,112
16,000	Izumi Co Ltd	442,152
23,600	J Trust Co Ltd	348,015
303	Japan Retail Fund Investment Corp (REIT)	555,789
73,200	JFE Holdings Inc	1,605,602
475,100	JX Holdings Inc	2,496,324
32,960	K’s Holdings Corp	1,001,408
51,000	Kajima Corp	181,038
42,000	Kamigumi Co Ltd	334,388
116,000	Kanematsu Corp *	124,462
93,700	Kansai Electric Power Co Inc (The) *	1,045,326
31,000	Kao Corp	902,271
308,000	Kawasaki Kisen Kaisha Ltd	689,267
94,800	KDDI Corp	4,506,640
900	Keyence Corp	295,682
9,000	Kinugawa Rubber Industrial Co Ltd	49,994
331,000	Kobe Steel Ltd *	523,941
21,600	Kohnan Shoji Co Ltd	231,172
29,000	Kubota Corp	392,044
15,000	Kurimoto Ltd	40,942
8,000	Kyudenko Corp	36,495
2,800	Lawson Inc	210,282
131,400	Leopalace21 Corp *	805,095
272,000	Marubeni Corp	1,964,611
418,000	Mazda Motor Corp *	1,664,081
55,000	Medipal Holdings Corp	612,203
26,900	Misawa Homes Co Ltd	381,995
23,000	Mitsubishi Estate Co Ltd	594,182
255,000	Mitsubishi Chemical Holdings Corp	1,194,058
127,400	Mitsubishi Corp	2,370,124
94,000	Mitsui Engineer & Shipbuilding Co Ltd	168,930
19,000	Mitsui Fudosan Co Ltd	594,805
113,200	Mitsui & Co Ltd	1,565,429
198,000	Mitsui Mining & Smelting Co Ltd	459,660
249,000	Mitsui OSK Lines Ltd *	976,400
968,200	Mizuho Financial Group Inc	1,962,441
16,100	Nagase & Co	191,422
19,900	Namco Bandai Holdings Inc	316,545
84,500	Nippon Coke & Engineering Co Ltd	95,752
20,000	Nippon Corp	319,855
356,600	Nippon Light Metal Co Ltd	450,249
10,100	Nippon Paper Industries Co Ltd	136,981
66,300	Nippon Telegraph & Telephone Corp	3,363,512
223,000	Nippon Yusen Kabushiki Kaisha	630,658
71,900	Nipro Corp	617,036
14,100	Nisshin Steel Holdings Co Ltd	157,325
12,000	Nisshinbo Holdings Inc	87,929
7,000	Nitori Holdings Co Ltd	624,650

Shares	Description	Value ($)
	Japan — continued
11,800	Nitto Denko Corp	624,047
229,200	Nomura Holdings Inc	1,580,292
70,600	North Pacific Bank Ltd	274,536
119,000	NTN Corp *	435,796
787	NTT Docomo Inc	1,258,121
3,000	Ono Pharmaceutical Co Ltd	180,060
600	Oriental Land Co Ltd	96,615
29,900	ORIX Corp	407,416
14,000	Penta-Ocean Construction Co Ltd	32,859
11,930	Point Inc	559,461
514,100	Resona Holdings Inc	2,439,444
40,000	Ricoh Co Ltd	430,432
58,100	Round One Corp	325,421
7,400	Ryohin Keikaku Co Ltd	648,362
7,600	Ryosan Co	127,740
3,500	Sankyo Co Ltd	162,408
4,600	Shimamura Co Ltd	468,100
9,300	Ship Healthcare Holdings Inc	335,425
3,400	SHO–BOND Holdings Co Ltd	133,777
26,400	SoftBank Corp	1,646,994
564,700	Sojitz Corp	1,002,989
323,000	Sumitomo Light Metal Industries Ltd	317,092
207,900	Sumitomo Corp	2,619,105
30,000	Sumitomo Metal Mining Co Ltd	400,840
33,100	Sumitomo Mitsui Financial Group Inc	1,454,939
393,000	Sumitomo Mitsui Trust Holdings Inc	1,697,200
23,000	Sumitomo Realty & Development Co Ltd	1,005,204
12,500	Suzuken Co Ltd	384,000
122,000	Taisei Corp	497,224
29,600	Takara Leben Co Ltd	101,122
63,100	Takeda Pharmaceutical Co Ltd	2,855,571
103,200	Tokyo Electric Power Co Inc (The) *	519,432
31,000	Tokyu Land Corp	285,500
69,000	TonenGeneral Sekiyu KK	625,258
322,000	Tosoh Corp	1,142,660
185,000	Toyobo Co Ltd	302,501
152,500	Toyota Motor Corp	9,173,095
75,500	Toyota Tsusho Corp	1,725,376
26,703	UNY Co Ltd	169,753
4,860	USS Co Ltd	606,343
81,600	Wacom Co Ltd	696,370
1,624	Yahoo! Japan Corp	799,991
4,390	Yamada Denki Co Ltd	138,269

	Total Japan	100,843,569

	Malta — 0.0%
1,718,063	BGP Holdings Plc *	—

	Netherlands — 1.2%
280,253	Aegon NV	1,994,888

See accompanying notes to the financial statements.	49

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Netherlands — continued
9,581	CSM NV	226,678
39,003	Delta Lloyd NV	744,912
1,326	Gemalto NV	152,618
81,070	ING Groep NV *	882,659
12,651	Koninklijke Philips Electronics NV	391,195
96,642	Koninklijke BAM Groep NV	394,650
123,744	PostNL NV *	436,534
4,965	Wereldhave NV (REIT)	330,692

	Total Netherlands	5,554,826

	New Zealand — 0.3%
99,092	Chorus Ltd	222,176
57,894	Fletcher Building Ltd	390,912
491,055	Telecom Corp of New Zealand	861,194

	Total New Zealand	1,474,282

	Norway — 0.3%
33,852	DNB ASA	524,771
31,332	Statoil ASA	687,402
7,596	TGS Nopec Geophysical Co ASA	223,554

	Total Norway	1,435,727

	Portugal — 0.5%
612,118	EDP-Energias de Portugal SA	2,163,316
88,211	Portugal Telecom SGPS SA	332,974

	Total Portugal	2,496,290

	Singapore — 1.5%
317,000	Asiasons Capital Ltd *	242,121
208,000	CapitaCommercial Trust (REIT)	220,185
356,000	China Minzhong Food Corp Ltd *	147,915
398,000	Ezion Holdings Ltd	705,452
217,000	Ezra Holdings Ltd *	140,769
3,889,000	Golden Agri-Resources Ltd	1,702,867
198,000	Ho Bee Investment Ltd	315,806
626,000	Noble Group Ltd	395,688
61,000	Singapore Press Holdings Ltd	187,746
621,670	Singapore Telecommunications Ltd	1,706,994
2	Suntec Real Estate Investment Trust (REIT)	2
341,067	Swiber Holdings Ltd	166,528
86,000	United Overseas Land	430,078
97,000	Vard Holdings Ltd *	65,099
735,000	Yangzijiang Shipbuilding Holdings Ltd	543,286
247,000	Yanlord Land Group Ltd	225,942

	Total Singapore	7,196,478

	Spain — 8.1%
40,357	Abengoa SA	105,302
28,704	ACS Actividades de Construccion y Servicios SA	807,371

Shares	Description	Value ($)
	Spain — continued
25,372	Amadeus IT Holding SA - Class A	819,399
466,361	Banco Bilbao Vizcaya Argentaria SA	4,456,772
1,481,836	Banco Santander SA	10,471,007
103,312	Distribuidora Internacional de Alimentacion SA	816,634
19,681	Enagas	447,087
49,973	Ferrovial SA	827,970
132,240	Gas Natural SDG SA	2,589,218
20,151	Grifols SA	809,337
573,248	Iberdrola SA	3,037,961
10,461	Inditex SA	1,383,131
106,849	Mapfre SA	359,868
132,694	Repsol YPF SA	3,079,268
656,098	Telefonica SA *	8,919,340

	Total Spain	38,929,665

	Sweden — 0.6%
40,819	Investor AB	1,176,290
32,601	Skandinaviska Enskilda Banken AB - Class A	334,472
11,790	Svenska Handelsbanken AB - A Shares	505,738
49,006	Swedbank AB - Class A	1,108,422

	Total Sweden	3,124,922

	Switzerland — 3.2%
25,228	ABB Ltd	539,572
4,893	Compagnie Financiere Richemont SA - Class A	464,489
46,145	Credit Suisse Group AG (Registered)	1,330,103
88,192	Novartis AG (Registered)	6,424,763
18,049	Roche Holding AG (Non Voting)	4,498,988
1,058	Swatch Group AG	608,626
5,435	Swiss Life Holding AG (Registered)	1,017,795
8,949	Swiss Re AG	685,797

	Total Switzerland	15,570,133

	United Kingdom — 25.4%
126,978	Aberdeen Asset Management Plc	693,870
37,205	Admiral Group Plc	728,065
69,450	Amlin Plc	422,223
86,599	ARM Holdings Plc	1,171,584
20,070	Associated British Foods Plc	574,178
257,644	AstraZeneca Plc	12,685,723
37,454	Aviva Plc	224,187
22,127	Babcock International Group Plc	389,992
577,495	BAE Systems Plc	3,893,260
74,235	Balfour Beatty Plc	283,578
1,516,003	Barclays Plc	6,641,015
47,442	Barratt Developments Plc *	223,353
87,688	BG Group Plc	1,668,538
121,071	BHP Billiton Plc	3,521,398

50	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
2,107,829	BP Plc	14,575,252
219,337	BT Group Plc	1,104,695
35,613	Bunzl Plc	751,585
173,543	Cobham Plc	766,294
3,543	Croda International Plc	142,692
75,038	Diageo Plc	2,299,643
71,035	Drax Group Plc	767,791
33,358	easyJet Plc	638,290
84,459	FirstGroup Plc	150,219
125,281	GlaxoSmithKline Plc	3,195,113
41,210	Halfords Group Plc	231,216
244,115	Home Retail Group Plc	538,599
104,636	HSBC Holdings Plc	1,095,534
2,021	IMI Plc	44,982
36,147	Imperial Tobacco Group Plc	1,195,169
66,559	Inchcape Plc	607,207
18,106	InterContinental Hotels Group Plc	507,068
5,108	Intertek Group Plc	253,253
93,368	ITV Plc	238,194
548,994	Legal & General Group Plc	1,590,360
3,796,074	Lloyds Banking Group Plc *	4,269,913
195,428	Man Group Plc	246,897
38,143	Next Plc	2,892,969
11,249	Persimmon Plc, Bonus Shares	191,729
54,907	Premier Foods Plc *	112,154
149,098	Prudential Plc	2,493,821
20,616	Reckitt Benckiser Group Plc	1,401,046
44,091	Reed Elsevier Plc	540,670
165,064	Rio Tinto Plc	7,452,603
85,111	Rolls-Royce Holdings Plc	1,467,970
53,593	Royal Bank of Scotland Group Plc *	276,863
91,662	Royal Dutch Shell Group Class A (Amsterdam)	2,965,161
273,326	Royal Dutch Shell Plc A Shares (London)	8,839,905
172,064	Royal Dutch Shell Plc B Shares (London)	5,791,326
24,570	Scottish & Southern Energy Plc	595,284
164,965	Spirit Pub Co Plc	189,436
155,165	Standard Life Assurance Plc	797,201
273,820	Tesco Plc	1,556,105
519,718	Thomas Cook Group Plc *	1,136,513
154,102	TUI Travel Plc	822,793
26,105	Vesuvius Plc	186,846
3,349,439	Vodafone Group Plc	10,790,272
13,792	Whitbread Plc	658,753
199,629	William Hill Plc	1,284,925
100,307	WPP Plc	1,858,241

	Total United Kingdom	122,633,516

	TOTAL COMMON STOCKS (COST $387,677,783)	471,180,995

Shares / Par Value		Description	Value ($)
		PREFERRED STOCKS — 0.6%

		Germany — 0.6%
	9,120	Henkel AG & Co KGaA, 1.28%	883,803
	20,674	Porsche Automobil Holding SE 3.15%	1,739,686

		Total Germany	2,623,489

		TOTAL PREFERRED STOCKS (COST $1,655,083)	2,623,489

		MUTUAL FUNDS — 1.2%

		United States — 1.2%
		Affiliated Issuers
	237,246	GMO U.S. Treasury Fund	5,931,149

		TOTAL MUTUAL FUNDS (COST $5,931,701)	5,931,149

		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
CAD	6,005	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.28%, due 09/03/13	5,701
EUR	816	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.00%, due 09/03/13 (a)	1,079
GBP	2,932	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.07%, due 09/03/13	4,544
NZD	4,521	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.70%, due 09/03/13	3,494
SGD	71,647	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/13	56,130
AUD	31,580	JPMorgan Chase (New York) Time Deposit, 1.67%, due 09/03/13	28,108
USD	858,364	JPMorgan Chase (New York) Time Deposit, 0.06%, due 09/03/13	858,364

		Total Time Deposits	957,420

		TOTAL SHORT-TERM INVESTMENTS (COST $957,420)	957,420

		TOTAL INVESTMENTS — 99.7% (Cost $396,221,987)	480,693,053
		Other Assets and Liabilities (net) — 0.3%	1,426,791

		TOTAL NET ASSETS — 100.0%	$482,119,844

See accompanying notes to the financial statements.	51

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/25/2013	BBH	CAD	571,199	USD	548,729	$7,124
10/25/2013	BOA	CAD	310,511	USD	298,933	4,510
10/25/2013	BCLY	EUR	2,701,859	USD	3,628,853	57,290
10/25/2013	BOA	EUR	6,056,761	USD	8,106,932	100,554
10/25/2013	DB	EUR	13,513,483	USD	18,163,473	300,120
10/25/2013	MSCI	EUR	3,457,407	USD	4,642,962	72,647
10/25/2013	SSB	EUR	3,457,408	USD	4,627,395	57,078
10/25/2013	BCLY	GBP	158,056	USD	247,553	2,711
10/25/2013	BOA	GBP	2,746,553	USD	4,258,118	3,479
10/25/2013	DB	GBP	51,986	USD	81,474	943
10/25/2013	MSCI	GBP	3,289,096	USD	5,151,563	56,479
10/25/2013	BBH	USD	4,551,996	CHF	4,178,277	(59,548)
10/25/2013	BCLY	USD	1,564,623	CHF	1,432,428	(24,489)
10/25/2013	BOA	USD	4,547,933	CHF	4,178,277	(55,486)
10/25/2013	BOA	USD	6,938,315	JPY	673,977,546	(72,237)
10/25/2013	DB	USD	4,561,438	CHF	4,178,277	(68,990)
10/25/2013	DB	USD	2,547,023	JPY	246,039,880	(40,517)
10/25/2013	MSCI	USD	3,398,306	CHF	3,119,013	(44,770)
10/25/2013	MSCI	USD	2,557,425	JPY	246,039,879	(50,918)
10/25/2013	SSB	USD	1,278,640	CHF	1,175,217	(15,057)

						$230,923

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Rate rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 53.

52	See accompanying notes to the financial statements.

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

FDR - Fiduciary Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BNYM - Bank of New York Mellon

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

RBS - Royal Bank of Scotland PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

See accompanying notes to the financial statements.	53

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited)

	Currency Hedged International Equity Fund	Developed World Stock Fund	International Core Equity Fund	International Growth Equity Fund	International Intrinsic Value Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$70,991,791	$370,653,051	$2,037,678,795	$1,886,824,798	$11,870,171,222
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	2,341,789,978	11,480,665	42,281,429	49,161,461	88,307,524
Foreign currency, at value (Note 2)(c)	—	317	—	885	702
Receivable for investments sold	—	—	365,785	276,612	2,023,015
Receivable for Fund shares sold	—	—	109,221	5,779	31,449
Dividends and interest receivable	—	866,610	5,323,524	5,566,118	33,128,183
Foreign taxes receivable	—	104,792	3,099,558	2,505,366	6,442,967
Unrealized appreciation on open forward currency contracts (Note 4)	8,108,168	533,372	3,553,947	2,906,925	13,463,792
Receivable for foreign currency sold	—	—	—	66	—
Due from broker (Note 2)	—	1,290,460	4,761,544	3,327,196	22,277,440
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	1,253,324	35,495	202,523	120,156	331,328
Miscellaneous receivable	—	588	2,395	2,141	5,402

Total assets	2,422,143,261	384,965,350	2,097,378,721	1,950,697,503	12,036,183,024

Liabilities:
Foreign currency due to custodian	—	—	8,612	—	—
Payable for investments purchased	—	—	—	289,884	808,717
Payable for Fund shares repurchased	909,858	—	260,625	5,999,293	3,339,327
Accrued capital gain taxes payable (Note 2)	—	—	—	683	2,050
Payable to affiliate for (Note 5):
Management fee	1,141,221	151,003	696,046	869,748	5,294,109
Shareholder service fee	317,006	40,125	190,214	170,318	1,044,357
Payable for foreign currency purchased	—	—	1,613	—	6,184
Payable for variation margin on open futures contracts (Note 4)	—	92,720	354,867	322,286	1,698,733
Unrealized depreciation on open forward currency contracts (Note 4)	7,014,069	141,428	1,548,245	1,444,269	2,353,257
Payable to agents unaffiliated with the Manager	279	62	589	279	1,240
Payable to Trustees and related expenses	2,627	360	9,736	2,903	7,260
Accrued expenses	218,846	141,611	800,865	385,190	1,036,086

Total liabilities	9,603,906	567,309	3,871,412	9,484,853	15,591,320

Net assets	$2,412,539,355	$384,398,041	$2,093,507,309	$1,941,212,650	$12,020,591,704

(a) Cost of investments – unaffiliated issuers:	$70,991,791	$323,335,132	$1,889,784,409	$1,668,659,155	$11,162,689,099
(b) Cost of investments – affiliated issuers:	$2,069,388,551	$11,483,965	$42,292,133	$49,169,894	$88,312,206
(c) Cost of foreign currency:	$—	$317	$—	$886	$703

54	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited) — (Continued)

	Currency Hedged International Equity Fund	Developed World Stock Fund	International Core Equity Fund	International Growth Equity Fund	International Intrinsic Value Fund
Net assets consist of:
Paid-in capital	$1,963,724,574	$418,978,197	$2,709,982,562	$1,969,975,956	$12,439,135,166
Accumulated undistributed net investment income	5,236,136	3,600,577	24,437,787	29,787,892	132,745,830
Accumulated net realized gain (loss)	170,083,268	(85,841,290)	(789,953,427)	(277,663,450)	(1,267,155,275)
Net unrealized appreciation (depreciation)	273,495,377	47,660,557	149,040,387	219,112,252	715,865,983

	$2,412,539,355	$384,398,041	$2,093,507,309	$1,941,212,650	$12,020,591,704

Net assets attributable to:
Class II shares	$—	$—	$—	$—	$147,714,589

Class III shares	$2,412,539,355	$150,494,868	$558,892,146	$254,772,038	$1,400,704,518

Class IV shares	$—	$233,903,173	$1,403,860,545	$1,686,440,612	$10,472,172,597

Class VI shares	$—	$—	$130,754,618	$—	$—

Shares outstanding:
Class II	—	—	—	—	6,664,502

Class III	98,373,226	7,195,886	18,447,696	9,673,074	62,506,418

Class IV	—	11,174,588	46,365,737	64,011,138	467,835,374

Class VI	—	—	4,323,801	—	—

Net asset value per share:
Class II	$—	$—	$—	$—	$22.16

Class III	$24.52	$20.91	$30.30	$26.34	$22.41

Class IV	$—	$20.93	$30.28	$26.35	$22.38

Class VI	$—	$—	$30.24	$—	$—

See accompanying notes to the financial statements.	55

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited) — (Continued)

	International Small Companies Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$319,218,673	$187,962,623	$49,956,766	$474,761,904
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	8,131,457	3,156,914	278,253,028	5,931,149
Foreign currency, at value (Note 2)(c)	230,183	62,721	—	—
Receivable for investments sold	—	—	2,203,989	—
Dividends receivable	598,414	725,857	17,022	1,338,569
Foreign taxes receivable	142,467	12,226	—	312,871
Unrealized appreciation on open forward currency contracts (Note 4)	465,980	—	—	662,935
Receivable for foreign currency sold	15	—	—	—
Due from broker (Note 2)	1,599,520	—	413,781,205	—
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	41,509	20,764	27,993	52,142
Miscellaneous receivable	303	207	739	200

Total assets	330,428,521	191,941,312	744,240,742	483,059,770

Liabilities:
Payable for investments purchased	—	—	385,882	—
Payable for Fund shares repurchased	—	—	492,952	—
Accrued foreign taxes payable (Note 2)	—	—	—	239
Payable to affiliate for (Note 5):
Management fee	174,687	83,057	272,749	211,318
Shareholder service fee	43,671	20,143	34,282	63,396
Payable for variation margin on open futures contracts (Note 4)	136,379	—	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	147,556	—	—	432,012
Written options outstanding, at value (Note 4)(d)	—	—	20,861,155	—
Payable to agents unaffiliated with the Manager	31	31	93	62
Payable to Trustees and related expenses	343	124	622	622
Accrued expenses	181,747	110,867	94,950	232,277

Total liabilities	684,414	214,222	22,142,685	939,926

Net assets	$329,744,107	$191,727,090	$722,098,057	$482,119,844

(a) Cost of investments – unaffiliated issuers:	$289,779,562	$196,037,186	$49,956,766	$390,290,286
(b) Cost of investments – affiliated issuers:	$8,132,668	$3,157,811	$278,323,000	$5,931,701
(c) Cost of foreign currency:	$233,708	$64,203	$—	$—
(d) Premiums on written options:	$—	$—	$13,014,998	$—

56	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited) — (Continued)

	International Small Companies Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund
Net assets consist of:
Paid-in capital	$303,160,242	$196,713,365	$731,301,653	$478,710,346
Accumulated undistributed net investment income	—	2,476,953	—	5,837,489
Distributions in excess of net investment income	(3,065,544)	—	(2,013,546)	—
Accumulated net realized gain (loss)	616,412	612,065	725,823	(87,128,334)
Net unrealized appreciation (depreciation)	29,032,997	(8,075,293)	(7,915,873)	84,700,343

	$329,744,107	$191,727,090	$722,098,057	$482,119,844

Net assets attributable to:
Class III shares	$329,744,107	$81,697,234	$7,152,754	$482,119,844

Class IV shares	$—	$110,029,856	$26,811,011	$—

Class VI shares	$—	$—	$688,134,292	$—

Shares outstanding:
Class III	38,063,352	3,945,603	705,240	31,240,259

Class IV	—	5,317,083	2,640,375	—

Class VI	—	—	67,791,463	—

Net asset value per share:
Class III	$8.66	$20.71	$10.14	$15.43

Class IV	$—	$20.69	$10.15	$—

Class VI	$—	$—	$10.15	$—

See accompanying notes to the financial statements.	57

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2013 (Unaudited)

	Currency Hedged International Equity Fund	Developed World Stock Fund	International Core Equity Fund	International Growth Equity Fund	International Intrinsic Value Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$—	$5,566,328	$75,649,706	$41,201,144	$213,032,572
Dividends from affiliated issuers (Note 10)	16,663,436	3,986	12,086	11,803	37,928
Interest	16,607	1,350	18,967	11,412	89,469

Total investment income	16,680,043	5,571,664	75,680,759	41,224,359	213,159,969

Expenses:
Management fee (Note 5)	6,399,632	866,058	6,388,983	5,705,741	27,702,495
Shareholder service fee – Class II (Note 5)	—	—	—	—	186,408
Shareholder service fee – Class III (Note 5)	1,777,676	114,048	452,792	215,599	1,105,012
Shareholder service fee – Class IV (Note 5)	—	116,425	651,709	897,674	4,246,361
Shareholder service fee – Class VI (Note 5)	—	—	360,431	—	—
12b-1 fee – Class M* (Note 5)	—	—	—	—	2,286
Administration fee – Class M* (Note 5)	—	—	—	—	1,829
Audit and tax fees	28,336	37,628	43,332	43,516	46,276
Custodian and fund accounting agent fees	102,488	128,432	1,022,488	595,884	1,671,824
Legal fees	20,056	4,876	44,620	21,988	94,024
Registration fees	1,564	1,288	8,740	368	12,328
Transfer agent fees	13,708	21,252	25,484	22,448	33,028
Trustees fees and related expenses (Note 5)	11,316	1,907	23,552	11,960	51,191
Miscellaneous	10,580	11,409	34,730	28,622	65,685

Total expenses	8,365,356	1,303,323	9,056,861	7,543,800	35,218,747
Fees and expenses reimbursed and/or waived by Manager (Note 5)	(175,076)	(203,228)	(1,170,516)	(706,744)	(1,915,348)
Expense reductions (Note 2)	(1)	—	—	(1)	(24)
Indirectly incurred fees waived or borne by Manager (Note 5)	(5,804,764)	—	—	—	—
Shareholder service fee waived (Note 5)	(1,044,858)	—	—	—	—

Net expenses	1,340,657	1,100,095	7,886,345	6,837,055	33,303,375

Net investment income (loss)	15,339,386	4,471,569	67,794,414	34,387,304	179,856,594

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	7,252,983	212,509,480	182,882,376	216,499,946
Investments in affiliated issuers	154,569,640	2,640	999	(11,105)	—
Realized gain distributions from affiliated issuers (Note 10)	—	929	467	4,299	7,771
Futures contracts	—	2,019,038	8,804,692	9,337,309	46,699,185
Foreign currency, forward contracts and foreign currency related transactions	30,089,330	(339,194)	11,247,904	9,590,967	(17,406,920)

Net realized gain (loss)	184,658,970	8,936,396	232,563,542	201,803,846	245,799,982

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	—	18,095,087	(17,996,700)	(114,850,392)	207,186,386
Investments in affiliated issuers	(26,542,888)	(3,300)	(10,704)	(8,433)	—
Futures contracts	—	(680,649)	7,765,366	1,219,135	(14,736,402)
Foreign currency, forward contracts and foreign currency related transactions	(9,592,818)	110,337	225,927	(278,498)	(541,642)

Net unrealized gain (loss)	(36,135,706)	17,521,475	(10,016,111)	(113,918,188)	191,908,342

Net realized and unrealized gain (loss)	148,523,264	26,457,871	222,547,431	87,885,658	437,708,324

Net increase (decrease) in net assets resulting from operations	$163,862,650	$30,929,440	$290,341,845	$122,272,962	$617,564,918

(a) Withholding tax:	$—	$438,116	$8,721,084	$3,535,854	$21,815,335

*	Class M liquidated on March 27, 2013.

58	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2013 (Unaudited) — (Continued)

	International Small Companies Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$5,431,060	$3,113,792	$—	$9,630,608
Dividends from affiliated issuers (Note 10)	1,527	893	119,509	1,501
Interest	1,770	1,595	—	1,493

Total investment income	5,434,357	3,116,280	119,509	9,633,602

Expenses:
Management fee (Note 5)	1,004,005	403,542	1,588,605	1,230,864
Shareholder service fee – Class III (Note 5)	251,001	63,894	5,248	369,259
Shareholder service fee – Class IV (Note 5)	—	38,112	4,278	—
Shareholder service fee – Class VI (Note 5)	—	—	189,886	—
Audit and tax fees	45,540	33,856	28,244	45,444
Custodian and fund accounting agent fees	186,484	115,276	112,792	204,976
Legal fees	4,048	1,472	7,084	4,784
Registration fees	1,380	414	3,809	1,380
Transfer agent fees	13,800	13,892	—	13,708
Trustees fees and related expenses (Note 5)	1,658	904	3,486	2,576
Miscellaneous	21,162	7,064	5,957	20,148

Total expenses	1,529,078	678,426	1,949,389	1,893,139
Fees and expenses reimbursed and/or waived by Manager (Note 5)	(262,752)	(88,211)	(156,989)	(282,256)
Expense reductions (Note 2)	(11)	(31)	(23)	—

Net expenses	1,266,315	590,184	1,792,377	1,610,883

Net investment income (loss)	4,168,042	2,526,096	(1,672,868)	8,022,719

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(b)	19,802,640	860,274	—	12,302,339
Investments in affiliated issuers	1,198	(1,189)	—	(2,442)
Realized gain distributions from affiliated issuers (Note 10)	520	98	24,486	438
Futures contracts	1,518,268	—	—	—
Written options	—	—	769,169	—
Foreign currency, forward contracts and foreign currency related transactions	226,156	(60,566)	77,156	327,689

Net realized gain (loss)	21,548,782	798,617	870,811	12,628,024

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(5,277,869)	(8,976,813)	—	9,839,921
Investments in affiliated issuers	(1,211)	(897)	—	1,605
Futures contracts	(339,656)	—	—	—
Written options	—	—	(10,684,532)	—
Foreign currency, forward contracts and foreign currency related transactions	318,404	(4,098)	1,602	156,528

Net unrealized gain (loss)	(5,300,332)	(8,981,808)	(10,682,930)	9,998,054

Net realized and unrealized gain (loss)	16,248,450	(8,183,191)	(9,812,119)	22,626,078

Net increase (decrease) in net assets resulting from operations	$20,416,492	$(5,657,095)	$(11,484,987)	$30,648,797

(a) Withholding tax:	$431,052	$364,971	$—	$1,020,095
(b) Foreign capital gains tax:	$2,288	$—	$—	$—

See accompanying notes to the financial statements.	59

GMO Trust Funds

Statements of Changes in Net Assets

	Currency Hedged International Equity Fund		Developed World Stock Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$15,339,386	$82,273,805	$4,471,569	$8,123,323
Net realized gain (loss)	184,658,970	138,375,815	8,936,396	13,618,415
Change in net unrealized appreciation (depreciation)	(36,135,706)	157,889,396	17,521,475	6,760,707

Net increase (decrease) in net assets from operations	163,862,650	378,539,016	30,929,440	28,502,445

Distributions to shareholders from:
Net investment income:
Class III	(86,130,676)	(67,902,089)	(1,212,646)	(3,758,014)
Class IV	—	—	(1,872,251)	(5,564,409)

Total distributions from net investment income	(86,130,676)	(67,902,089)	(3,084,897)	(9,322,423)

Net realized gains:
Class III	(49,885,344)	(35,023,168)	—	—

Total distributions from net realized gains	(49,885,344)	(35,023,168)	—	—

Net share transactions (Note 9):
Class III	127,978,259	(437,064,588)	(5,669,259)	(10,090,587)
Class IV	—	—	1,872,250	5,584,649

Increase (decrease) in net assets resulting from net share transactions	127,978,259	(437,064,588)	(3,797,009)	(4,505,938)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	16,141	42,712
Class IV	—	—	—	144

Increase in net assets resulting from purchase premiums and redemption fees	—	—	16,141	42,856

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	127,978,259	(437,064,588)	(3,780,868)	(4,463,082)

Total increase (decrease) in net assets	155,824,889	(161,450,829)	24,063,675	14,716,940

Net assets:
Beginning of period	2,256,714,466	2,418,165,295	360,334,366	345,617,426

End of period	$2,412,539,355	$2,256,714,466	$384,398,041	$360,334,366

Accumulated undistributed net investment income	$5,236,136	$76,027,426	$3,600,577	$2,213,905

60	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Core Equity Fund		International Growth Equity Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$67,794,414	$119,887,032	$34,387,304	$58,008,017
Net realized gain (loss)	232,563,542	133,365,973	201,803,846	120,017,765
Change in net unrealized appreciation (depreciation)	(10,016,111)	109,342,955	(113,918,188)	118,731,538

Net increase (decrease) in net assets from operations	290,341,845	362,595,960	122,272,962	296,757,320

Distributions to shareholders from:
Net investment income:
Class III	(8,560,181)	(29,456,208)	(2,001,736)	(12,148,477)
Class IV	(20,229,728)	(36,106,544)	(15,312,923)	(79,860,968)
Class VI	(33,961,224)	(80,427,858)	—	—

Total distributions from net investment income	(62,751,133)	(145,990,610)	(17,314,659)	(92,009,445)

Net share transactions (Note 9):
Class III	(92,323,689)	(311,705,125)	(80,533,015)	(99,281,827)
Class IV	(53,981,719)	262,914,776	(559,173,044)	(575,068,164)
Class VI	(2,486,340,622)	118,842,565	—	—

Increase (decrease) in net assets resulting from net share transactions	(2,632,646,030)	70,052,216	(639,706,059)	(674,349,991)

Total increase (decrease) in net assets	(2,405,055,318)	286,657,566	(534,747,756)	(469,602,116)

Net assets:
Beginning of period	4,498,562,627	4,211,905,061	2,475,960,406	2,945,562,522

End of period	$2,093,507,309	$4,498,562,627	$1,941,212,650	$2,475,960,406

Accumulated undistributed net investment income	$24,437,787	$19,394,506	$29,787,892	$12,715,247

See accompanying notes to the financial statements.	61

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Intrinsic Value Fund		International Small Companies Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$179,856,594	$221,431,862	$4,168,042	$8,162,271
Net realized gain (loss)	245,799,982	(8,664,702)	21,548,782	3,073,350
Change in net unrealized appreciation (depreciation)	191,908,342	638,802,410	(5,300,332)	31,372,037

Net increase (decrease) in net assets from operations	617,564,918	851,569,570	20,416,492	42,607,658

Distributions to shareholders from:
Net investment income:
Class II	(1,076,010)	(5,511,657)	—	—
Class III	(9,291,917)	(58,931,056)	(8,018,041)	(12,800,768)
Class IV	(76,150,664)	(221,765,571)	—	—
Class M*	—	(355,017)	—	—

Total distributions from net investment income	(86,518,591)	(286,563,301)	(8,018,041)	(12,800,768)

Net share transactions (Note 9):
Class II	(32,126,422)	(127,322,319)	—	—
Class III	(231,516,873)	(357,557,478)	3,695,099	(84,805,041)
Class IV	2,677,213,280	1,844,735,604	—	—
Class M*	(12,304,995)	(385,380)	—	—

Increase (decrease) in net assets resulting from net share transactions	2,401,264,990	1,359,470,427	3,695,099	(84,805,041)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	93,438	181,108

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	2,401,264,990	1,359,470,427	3,788,537	(84,623,933)

Total increase (decrease) in net assets	2,932,311,317	1,924,476,696	16,186,988	(54,817,043)

Net assets:
Beginning of period	9,088,280,387	7,163,803,691	313,557,119	368,374,162

End of period	$12,020,591,704	$9,088,280,387	$329,744,107	$313,557,119

Accumulated undistributed net investment income	$132,745,830	$39,407,827	$—	$784,455

Distributions in excess of net investment income	$—	$—	$(3,065,544)	$—

*	Class M liquidated on March 27, 2013.

62	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Resources Fund		Risk Premium Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Period from November 15, 2012 (commencement of operations) through February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,526,096	$417,401	$(1,672,868)	$(663,980)
Net realized gain (loss)	798,617	806,525	870,811	16,174,891
Change in net unrealized appreciation (depreciation)	(8,981,808)	48,070	(10,682,930)	2,767,057

Net increase (decrease) in net assets from operations	(5,657,095)	1,271,996	(11,484,987)	18,277,968

Distributions to shareholders from:
Net investment income:
Class III	(23,418)	(390,434)	—	—
Class IV	(80,176)*	—	—	—

Total distributions from net investment income	(103,594)	—	—	—

Net realized gains:
Class III	(267,595)	(263,708)	(152,446)	—
Class IV	(539,995)*	—	(184,888)	—
Class VI	—	—	(15,659,243)	—

Total distributions from net realized gains	(807,590)	—	(15,996,577)	—

Net share transactions (Note 9):
Class III	(21,395,315)	95,234,121	617,430	6,696,024
Class IV	115,157,328 *	—	18,972,971	8,059,007
Class VI	—	—	98,332,957	597,548,727

Increase (decrease) in net assets resulting from net share transactions	93,762,013	95,234,121	117,923,358	612,303,758

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	215,540	288,096	1,524	2,569
Class IV	77,147 *	—	2,615	367
Class VI	—	—	150,562	916,900

Increase in net assets resulting from purchase premiums and redemption fees	292,687	288,096	154,701	919,836

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	94,054,700	95,522,217	118,078,059	613,223,594

Total increase (decrease) in net assets	87,486,421	96,140,071	90,596,495	631,501,562

Net assets:
Beginning of period	104,240,669	8,100,598	631,501,562	—

End of period	$191,727,090	$104,240,669	$722,098,057	$631,501,562

Accumulated undistributed net investment income	$2,476,953	$54,451	$—	$—

Distributions in excess of net investment income	$—	$—	$(2,013,546)	$(340,678)

*	Period from March 20, 2013 (commencement of operations) through August 31, 2013.

See accompanying notes to the financial statements.	63

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Tax-Managed International Equities Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$8,022,719	$13,357,401
Net realized gain (loss)	12,628,024	3,533,244
Change in net unrealized appreciation (depreciation)	9,998,054	22,618,274

Net increase (decrease) in net assets from operations	30,648,797	39,508,919

Distributions to shareholders from:
Net investment income:
Class III	(2,219,460)	(14,995,061)

Total distributions from net investment income	(2,219,460)	(14,995,061)

Net share transactions (Note 9):
Class III	(25,314,885)	(50,790,609)

Increase (decrease) in net assets resulting from net share transactions	(25,314,885)	(50,790,609)

Total increase (decrease) in net assets	3,114,452	(26,276,751)

Net assets:
Beginning of period	479,005,392	505,282,143

End of period	$482,119,844	$479,005,392

Accumulated undistributed net investment income	$5,837,489	$34,230

64	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CURRENCY HEDGED INTERNATIONAL EQUITY FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011(a)	2010(a)		2009(a)
Net asset value, beginning of period	$24.21		$22.03		$24.11		$21.12	$18.08		$42.56

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.16		0.72		0.86		0.30	0.64		1.20
Net realized and unrealized gain (loss)	1.60		2.56		(2.46	)(c)	2.69	4.40		(12.80)

Total from investment operations	1.76		3.28		(1.60)		2.99	5.04		(11.60)

Less distributions to shareholders:
From net investment income	(0.92)		(0.73)		(0.16)		—	(2.00	)(d)	(1.60)
From net realized gains	(0.53)		(0.37)		(0.32)		—	—		(11.28)

Total distributions	(1.45)		(1.10)		(0.48)		—	(2.00)		(12.88)

Net asset value, end of period	$24.52		$24.21		$22.03		$24.11	$21.12		$18.08

Total Return(e)	7.29	%**	15.24%		(6.55)%		14.16%	29.15%		(35.57)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,412,539		$2,256,714		$2,418,165		$490,047	$25,395		$25,417
Net expenses to average daily net assets(f)	0.11	%*(g)	0.11	%(g)	0.12%		0.12%	0.11%		0.11	%(g)
Net investment income (loss) to average daily net assets(b)	1.29	%*	3.25%		4.00%		1.32%	3.25%		3.96%
Portfolio turnover rate	34	%**	45%		24%		32%	15%		17%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(h)	0.59	%*	0.60%		0.61%		0.65%	1.16%		1.24%
(a)	Per share amounts were adjusted to reflect a 1:8 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	Distributions from net investment income include amounts (approximately $2.00 per share for 2010) from foreign currency transactions which are treated as realized capital gain for book purposes.
(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (See Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	65

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

DEVELOPED WORLD STOCK FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009				2013		2012		2011		2010		2009
Net asset value, beginning of period	$19.41		$18.35		$19.24		$16.28		$11.34		$21.88		$19.42		$18.36		$19.26		$16.30		$11.35		$21.90

Income (loss) from investment operations:
Net investment income (loss)†	0.24		0.44		0.43		0.33		0.29		0.51		0.25		0.44		0.44		0.34		0.30		0.51
Net realized and unrealized gain (loss)	1.43		1.12		(0.78	)(a)	3.09		5.03		(10.20)		1.43		1.13		(0.79	)(a)	3.09		5.04		(10.20)

Total from investment operations	1.67		1.56		(0.35)		3.42		5.32		(9.69)		1.68		1.57		(0.35)		3.43		5.34		(9.69)

Less distributions to shareholders:
From net investment income	(0.17)		(0.50)		(0.54)		(0.46)		(0.38)		(0.64)		(0.17)		(0.51)		(0.55)		(0.47)		(0.39)		(0.65)
From net realized gains	—		—		—		—		—		(0.21)		—		—		—		—		—		(0.21)

Total distributions	(0.17)		(0.50)		(0.54)		(0.46)		(0.38)		(0.85)		(0.17)		(0.51)		(0.55)		(0.47)		(0.39)		(0.86)

Net asset value, end of period	$20.91		$19.41		$18.35		$19.24		$16.28		$11.34		$20.93		$19.42		$18.36		$19.26		$16.30		$11.35

Total Return(b)	8.59	%**	8.68%		(1.64)%		21.41%		47.03%		(45.56)%		8.65	%**	8.74%		(1.61)%		21.44%		47.16%		(45.52)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$150,495		$145,072		$147,629		$210,780		$171,842		$155,560		$233,903		$215,262		$197,989		$201,121		$165,445		$112,438
Net expenses to average daily net assets	0.60	%(e)*	0.60	%(e)	0.60	%(c)(e)	0.60	%(c)(e)	0.60	%(c)	0.61	%(d)	0.55	%(e)*	0.55	%(e)	0.55	%(c)(e)	0.55	%(c)(e)	0.55	%(c)	0.56	%(d)
Net investment income (loss) to average daily net assets	2.30	%*	2.38%		2.40%		1.93%		1.93%		2.79%		2.34	%*	2.40%		2.42%		1.98%		1.94%		2.82%
Portfolio turnover rate	21	%**	50%		56%		34%		47%		50%		21	%**	50%		56%		34%		47%		50%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.11	%*	0.11%		0.11%		0.11%		0.11%		0.12%		0.11	%*	0.11%		0.11%		0.11%		0.11%		0.12%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.01		$0.01		$0.00	(f)	$0.02		$0.01		—		$0.00	(f)	$0.00	(f)	$0.00	(f)	—		—

(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

66	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL CORE EQUITY FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009				2013		2012		2011		2010		2009
Net asset value, beginning of period	$28.96		$27.50		$30.77		$25.63		$18.15		$37.25		$28.94		$27.48		$30.75		$25.62		$18.14		$37.23

Income (loss) from investment operations:
Net investment income (loss)†	0.54		0.77		0.87		0.62		0.55		0.92		0.54		0.80		0.90		0.61		0.64		0.94
Net realized and unrealized gain (loss)	1.21		1.62		(3.15)		5.11		7.79		(18.54)		1.22		1.60		(3.17)		5.13		7.71		(18.53)

Total from investment operations	1.75		2.39		(2.28)		5.73		8.34		(17.62)		1.76		2.40		(2.27)		5.74		8.35		(17.59)

Less distributions to shareholders:
From net investment income	(0.41)		(0.93)		(0.99)		(0.59)		(0.86)		(1.19)		(0.42)		(0.94)		(1.00)		(0.61)		(0.87)		(1.21)
From net realized gains	—		—		—		—		—		(0.29)		—		—		—		—		—		(0.29)

Total distributions	(0.41)		(0.93)		(0.99)		(0.59)		(0.86)		(1.48)		(0.42)		(0.94)		(1.00)		(0.61)		(0.87)		(1.50)

Net asset value, end of period	$30.30		$28.96		$27.50		$30.77		$25.63		$18.15		$30.28		$28.94		$27.48		$30.75		$25.62		$18.14

Total Return(a)	6.01	%**	8.93%		(7.25)%		22.61%		45.97%		(48.61)%		6.04	%**	9.00%		(7.19)%		22.68%		46.04%		(48.56)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$558,892		$621,870		$885,023		$857,774		$1,017,207		$855,690		$1,403,861		$1,394,919		$1,078,912		$1,235,303		$797,730		$1,166,165
Net expenses to average daily net assets	0.53	%(c)*	0.53	%(b)(c)	0.53	%(b)(c)	0.53	%(b)(c)	0.53	%(b)	0.53	%(d)	0.47	%(c)*	0.47	%(b)(c)	0.47	%(b)(c)	0.47	%(b)(c)	0.47	%(b)	0.47	%(d)
Net investment income (loss) to average daily net assets	3.56	%*	2.87%		3.10%		2.28%		2.22%		3.08%		3.56	%*	2.93%		3.18%		2.24%		2.65%		3.18%
Portfolio turnover rate	22	%**	47%		34%		40%		48%		41%		22	%**	47%		34%		40%		48%		41%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.08	%*	0.05%		0.04%		0.05%		0.05%		0.05%		0.08	%*	0.05%		0.05%		0.05%		0.05%		0.05%

	Class VI Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009
Net asset value, beginning of period	$28.91		$27.46		$30.72		$25.60		$18.13		$37.22

Income (loss) from investment operations:
Net investment income (loss)†	0.71		0.79		0.92		0.61		0.52		0.92
Net realized and unrealized gain (loss)	1.04		1.61		(3.17)		5.13		7.83		(18.50)

Total from investment operations	1.75		2.40		(2.25)		5.74		8.35		(17.58)

Less distributions to shareholders:
From net investment income	(0.42)		(0.95)		(1.01)		(0.62)		(0.88)		(1.22)
From net realized gains	—		—		—		—		—		(0.29)

Total distributions	(0.42)		(0.95)		(1.01)		(0.62)		(0.88)		(1.51)

Net asset value, end of period	$30.24		$28.91		$27.46		$30.72		$25.60		$18.13

Total Return(a)	6.02	%**	9.01%		(7.13)%		22.69%		46.11%		(48.56)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$130,755		$2,481,773		$2,247,969		$3,507,677		$2,288,572		$1,098,838
Net expenses to average daily net assets	0.44	%(c)*	0.44	%(b)(c)	0.44	%(b)(c)	0.44	%(b)(c)	0.44	%(b)	0.44	%(d)
Net investment income (loss) to average daily net assets	4.76	%*	2.89%		3.25%		2.25%		2.08%		3.07%
Portfolio turnover rate	22	%**	47%		34%		40%		48%		41%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.06	%*	0.05%		0.05%		0.05%		0.05%		0.05%
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	67

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL GROWTH EQUITY FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009				2013		2012		2011		2010		2009
Net asset value, beginning of period	$25.35		$22.73		$23.86		$19.68		$14.46		$27.68		$25.35		$22.73		$23.88		$19.69		$14.46		$27.70

Income (loss) from investment operations:
Net investment income (loss)†	0.40		0.52		0.57		0.37		0.37		0.54		0.40		0.54		0.54		0.38		0.35		0.55
Net realized and unrealized gain (loss)	0.79		2.91		(1.32	)(a)	4.03		5.52		(11.93)		0.80		2.91		(1.28	)(a)	4.05		5.56		(11.95)

Total from investment operations	1.19		3.43		(0.75)		4.40		5.89		(11.39)		1.20		3.45		(0.74)		4.43		5.91		(11.40)

Less distributions to shareholders:
From net investment income	(0.20)		(0.81)		(0.38)		(0.22)		(0.67)		(0.88)		(0.20)		(0.83)		(0.41)		(0.24)		(0.68)		(0.89)
From net realized gains	—		—		—		—		—		(0.95)		—		—		—		—		—		(0.95)

Total distributions	(0.20)		(0.81)		(0.38)		(0.22)		(0.67)		(1.83)		(0.20)		(0.83)		(0.41)		(0.24)		(0.68)		(1.84)

Net asset value, end of period	$26.34		$25.35		$22.73		$23.86		$19.68		$14.46		$26.35		$25.35		$22.73		$23.88		$19.69		$14.46

Total Return(b)	4.70	%**	15.61%		(3.06)%		22.48%		41.10%		(43.54)%		4.75	%**	15.69%		(3.01)%		22.59%		41.26%		(43.53)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$254,772		$322,692		$391,497		$713,815		$599,455		$564,067		$1,686,441		$2,153,269		$2,554,065		$2,829,393		$2,220,138		$1,420,407
Net expenses to average daily net assets	0.65	%(c)(e)*	0.65	%(c)(e)	0.65	%(c)(e)	0.65	%(c)	0.65	%(c)	0.66	%(d)	0.59	%(c)(e)*	0.59	%(c)(e)	0.59	%(c)(e)	0.59	%(c)	0.59	%(c)	0.60	%(d)
Net investment income (loss) to average daily net assets	3.03	%*	2.25%		2.49%		1.74%		2.00%		2.43%		3.01	%*	2.35%		2.37%		1.79%		1.89%		2.47%
Portfolio turnover rate	30	%**	55%		53%		59%		65%		63%		30	%**	55%		53%		59%		65%		63%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.06	%*	0.05%		0.05%		0.05%		0.06%		0.06%		0.06	%*	0.05%		0.05%		0.05%		0.06%		0.06%

(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

68	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL INTRINSIC VALUE FUND

	Class II Shares												Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009				2013		2012		2011		2010		2009
Net asset value, beginning of period	$20.94		$20.18		$23.07		$19.35		$13.86		$29.69		$21.16		$20.39		$23.31		$19.56		$14.00		$29.97

Income (loss) from investment operations:
Net investment income (loss)†	0.37		0.56		0.63		0.48		0.41		0.79		0.38		0.56		0.65		0.47		0.42		0.79
Net realized and unrealized gain (loss)	1.00		0.85		(2.83	)(a)	3.51		5.68		(14.01)		1.02		0.88		(2.86	)(a)	3.58		5.76		(14.13)

Total from investment operations	1.37		1.41		(2.20)		3.99		6.09		(13.22)		1.40		1.44		(2.21)		4.05		6.18		(13.34)

Less distributions to shareholders:
From net investment income	(0.15)		(0.65)		(0.69)		(0.27)		(0.60)		(0.99)		(0.15)		(0.67)		(0.71)		(0.30)		(0.62)		(1.01)
From net realized gains	—		—		—		—		—		(1.62)		—		—		—		—		—		(1.62)

Total distributions	(0.15)		(0.65)		(0.69)		(0.27)		(0.60)		(2.61)		(0.15)		(0.67)		(0.71)		(0.30)		(0.62)		(2.63)

Net asset value, end of period	$22.16		$20.94		$20.18		$23.07		$19.35		$13.86		$22.41		$21.16		$20.39		$23.31		$19.56		$14.00

Total Return(b)	6.55	%**	7.23%		(9.51)%		20.79%		44.05%		(48.04)%		6.63	%**	7.30%		(9.47)%		20.88%		44.21%		(48.01)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$147,715		$169,056		$292,379		$217,090		$394,009		$394,070		$1,400,705		$1,540,203		$1,812,184		$2,257,078		$1,925,104		$1,487,839
Net expenses to average daily net assets	0.72	%(c)(d)*	0.72	%(c)(d)	0.72	%(c)(d)	0.72	%(c)(d)	0.72	%(c)	0.74	%(e)	0.65	%(c)(d)*	0.65	%(c)(d)	0.65	%(c)(d)	0.65	%(c)(d)	0.65	%(c)	0.67	%(e)
Net investment income (loss) to average daily net assets	3.37	%*	2.87%		3.04%		2.36%		2.21%		3.41%		3.40	%*	2.82%		3.09%		2.30%		2.19%		3.38%
Portfolio turnover rate	14	%**	40%		37%		40%		40%		53%		14	%**	40%		37%		40%		40%		53%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.04	%*	0.04%		0.05%		0.05%		0.05%		0.05%		0.04	%*	0.04%		0.05%		0.05%		0.05%		0.05%

	Class IV Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009
Net asset value, beginning of period	$21.14		$20.37		$23.30		$19.55		$14.00		$29.96

Income (loss) from investment operations:
Net investment income (loss)†	0.36		0.54		0.62		0.48		0.43		0.82
Net realized and unrealized gain (loss)	1.03		0.91		(2.83	)(a)	3.58		5.75		(14.14)

Total from investment operations	1.39		1.45		(2.21)		4.06		6.18		(13.32)

Less distributions to shareholders:
From net investment income	(0.15)		(0.68)		(0.72)		(0.31)		(0.63)		(1.02)
From net realized gains	—		—		—		—		—		(1.62)

Total distributions	(0.15)		(0.68)		(0.72)		(0.31)		(0.63)		(2.64)

Net asset value, end of period	$22.38		$21.14		$20.37		$23.30		$19.55		$14.00

Total Return(b)	6.62	%**	7.39%		(9.43)%		20.96%		44.22%		(47.95)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,472,173		$7,366,819		$5,047,058		$3,458,202		$2,779,470		$1,900,168
Net expenses to average daily net assets	0.59	%( c)(d)*	0.59	%(c)(d)	0.59	%(c)(d)	0.59	%(c)(d)	0.59	%(c)	0.61	%(e)
Net investment income (loss) to average daily net assets	3.22	%*	2.70%		3.00%		2.32%		2.25%		3.47%
Portfolio turnover rate	14	%**	40%		37%		40%		40%		53%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.03	%*	0.04%		0.05%		0.05%		0.05%		0.05%
(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	69

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL SMALL COMPANIES FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009
Net asset value, beginning of period	$8.34		$7.44		$8.48		$6.63		$4.20		$9.29

Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.18		0.17		0.14		0.08		0.20
Net realized and unrealized gain (loss)	0.42		1.02		(0.84)		1.88		2.50		(4.78)

Total from investment operations	0.53		1.20		(0.67)		2.02		2.58		(4.58)

Less distributions to shareholders:
From net investment income	(0.21)		(0.30)		(0.37)		(0.17)		(0.15)		(0.13)
From net realized gains	—		—		—		—		—		(0.38)

Total distributions	(0.21)		(0.30)		(0.37)		(0.17)		(0.15)		(0.51)

Net asset value, end of period	$8.66		$8.34		$7.44		$8.48		$6.63		$4.20

Total Return(a)	6.41	%**	16.75%		(8.05)%		31.11%		61.64%		(51.47)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$329,744		$313,557		$368,374		$467,733		$1,160,294		$386,816
Net expenses to average daily net assets	0.76	%*(b)(c)	0.76	%(b)(c)	0.76	%(b)(c)	0.76	%(b)(c)	0.75	%(b)	0.75	%(d)
Net investment income (loss) to average daily net assets	2.49	%*	2.50%		2.28%		1.91%		1.17%		2.89%
Portfolio turnover rate	38	**	76%		90%		55%		58%		64%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.16	%*	0.17%		0.14%		0.12%		0.09%		0.12%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(e)	$0.00	(e)	$0.01		$0.05		$0.02		$0.01
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

70	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares						Class IV Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013		Period from December 28, 2011 (commencement of operations) through February 29, 2012		Period from March 20, 2013 (commencement of operations) through August 31, 2013 (Unaudited)

Net asset value, beginning of period	$21.59		$22.96		$20.00		$21.40

Income (loss) from investment operations:
Net investment income (loss)†	0.32		0.32		0.03		0.30
Net realized and unrealized gain (loss)	(1.09	)(a)	(1.25	)(a)	2.93		(0.89)

Total from investment operations	(0.77)		(0.93)		2.96		(0.59)

Less distributions to shareholders:
From net investment income	(0.01)		(0.20)		—		(0.02)
From net realized gains	(0.10)		(0.24)		—		(0.10)

Total distributions	(0.11)		(0.44)		—		(0.12)

Net asset value, end of period	$20.71		$21.59		$22.96		$20.69

Total Return(b)	(3.54	)%**	(4.00)%		14.80	%**	(2.75	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$81,697		$104,241		$8,101		$110,030
Net expenses to average daily net assets	0.75	%*(c)(d)	0.77	%(c)	0.75	%*	0.70	%*(c)(d)
Net investment income (loss) to average daily net assets	3.05	%*	1.48%		0.78	%*	3.22	%*
Portfolio turnover rate	23	%**	51%		15	%**	23	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.10	%*	0.73%		7.69	%*	0.12	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.05		$0.22		$0.06		$0.02

(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	71

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RISK PREMIUM FUND

	Class III Shares				Class IV Shares				Class VI Shares
	Six Months Ended August 31, 2013 (Unaudited)		Period from December 14, 2012 (commencement of operations) through February 28, 2013		Six Months Ended August 31, 2013 (Unaudited)		Period from December 17, 2012 (commencement of operations) through February 28, 2013		Six Months Ended August 31, 2013 (Unaudited)		Period from November 15, 2012 (commencement of operations) through February 28, 2013
Net asset value, beginning of period	$10.53		$10.27		$10.54		$10.30		$10.53		$10.00

Income (loss) from investment operations:
Net investment income (loss)†	(0.03)		(0.01)		(0.03)		(0.01)		(0.03)		(0.01)
Net realized and unrealized gain (loss)	(0.12)		0.27		(0.12)		0.25		(0.11)		0.54

Total from investment operations	(0.15)		0.26		(0.15)		0.24		(0.14)		0.53

Less distributions to shareholders:
From net realized gains	(0.24)		—		(0.24)		—		(0.24)		—

Total distributions	(0.24)		—		(0.24)		—		(0.24)		—

Net asset value, end of period	$10.14		$10.53		$10.15		$10.54		$10.15		$10.53

Total Return(a)	(1.48	)%**	2.53	%**	(1.48	)%**	2.33	%**	(1.39	)%**	5.30	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,153		$6,793		$26,811		$8,244		$688,134		$616,464
Net expenses to average daily net assets(b)(c)	0.60	%*	0.60	%*	0.55	%*	0.55	%*	0.51	%*	0.51	%*
Net investment income (loss) to average daily net assets	(0.57	)%*	(0.56	)%*	(0.52	)%*	(0.51	)%*	(0.47	)%*	(0.46	)%*
Portfolio turnover rate	0	%**	0	%**	0	%**	0	%**	0	%**	0	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.04	%*	0.08	%*	0.04	%*	0.07	%*	0.04	%*	0.10	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(d)	$0.01		$0.00	(d)	$0.00	(d)	$0.00	(d)	$0.02

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

72	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009
Net asset value, beginning of period	$14.56		$13.80		$15.41		$12.97		$9.28		$18.73

Income (loss) from investment operations:
Net investment income (loss)†	0.25		0.39		0.43		0.30		0.26		0.48
Net realized and unrealized gain (loss)	0.69		0.83		(1.59)		2.47		3.80		(8.92)

Total from investment operations	0.94		1.22		(1.16)		2.77		4.06		(8.44)

Less distributions to shareholders:
From net investment income	(0.07)		(0.46)		(0.45)		(0.33)		(0.37)		(0.49)
From net realized gains	—		—		—		—		—		(0.52)

Total distributions	(0.07)		(0.46)		(0.45)		(0.33)		(0.37)		(1.01)

Net asset value, end of period	$15.43		$14.56		$13.80		$15.41		$12.97		$9.28

Total Return(a)	6.47	%**	8.99%		(7.35)%		21.51%		43.60%		(46.71)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$482,120		$479,005		$505,282		$599,876		$547,178		$414,024
Net expenses to average daily net assets	0.65	%(c)*	0.67	%(b)(c)	0.65	%(b)(c)	0.65	%(b)(c)	0.65	%(b)	0.67	%(b)
Net investment income (loss) to average daily net assets	3.26	%*	2.83%		3.02%		2.20%		2.08%		3.09%
Portfolio turnover rate	25	%**	54%		48%		40%		49%		67%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.11	%*	0.12%		0.11%		0.11%		0.09%		0.11%
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	73

GMO Trust Funds

Notes to Financial Statements

August 31, 2013 (Unaudited)

1.	Organization

Each of Currency Hedged International Equity Fund, Developed World Stock Fund, International Core Equity Fund, International Growth Equity Fund, International Intrinsic Value Fund, International Small Companies Fund, Resources Fund, Risk Premium Fund and Tax-Managed International Equities Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

The Funds may invest in U.S. Treasury Fund and unaffiliated money market funds. The Funds may also invest in other GMO Funds (“underlying funds”).

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principal Investment Objective
Currency Hedged International Equity Fund	MSCI EAFE Index (Hedged)	Total return greater than benchmark
Developed World Stock Fund	MSCI World Index	High total return
International Core Equity Fund	MSCI EAFE Index	High total return
International Growth Equity Fund	MSCI EAFE Growth Index	High total return
International Intrinsic Value Fund	MSCI EAFE Value Index	High total return
International Small Companies Fund	MSCI EAFE Small Cap Index	High total return
Resources Fund	MSCI ACWI Commodity Producers	Total return
Risk Premium Fund	Not Applicable	Total return
Tax-Managed International Equities Fund	MSCI EAFE Index (after tax)	High after-tax total return

International Small Companies Fund and Risk Premium Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost, which approximates market value, if the issuer is deemed to present minimal credit risk. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended

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August 31, 2013 (Unaudited)

August 31, 2013, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2013. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service and presented in the table below on a net basis. The net aggregate direct and/or indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2013 is as follows:

Securities and Derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Fair valued using inputs obtained from an independent pricing service
Currency Hedged International Equity Fund	—		94%
Developed World Stock Fund	—		43%
International Core Equity Fund	0%	*	95%
International Growth Equity Fund	—		94%
International Intrinsic Value Fund	—		97%
International Small Companies Fund	<1%		93%
Resources Fund	—		67%
Risk Premium Fund	—		(2)%
Tax-Managed International Equities Fund	—		97%

*	Represents the interest in securities that were determined to have a fair value of zero at August 31, 2013.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2, and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the “Valuation Inputs” table below). At August 31, 2013, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

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August 31, 2013 (Unaudited)

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of 60 days or less valued at amortized cost; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; certain equity securities valued based on the last traded exchange price adjusted for the movement in a securities index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2013:

Description	Level 1	Level 2	Level 3	Total
Currency Hedged International Equity Fund
Asset Valuation Inputs
Mutual Funds
United States	$2,341,789,978	$—	$—	$2,341,789,978

TOTAL MUTUAL FUNDS	2,341,789,978	—	—	2,341,789,978

Short-Term Investments	70,991,791	—	—	70,991,791

Total Investments	2,412,781,769	—	—	2,412,781,769

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	8,108,168	—	8,108,168

Total	$2,412,781,769	$8,108,168	$—	$2,420,889,937

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(7,014,069)	$—	$(7,014,069)

Total	$—	$(7,014,069)	$—	$(7,014,069)

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August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Developed World Stock Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$4,055,159	$—	$4,055,159
Austria	—	1,458,673	—	1,458,673
Canada	774,178	—	—	774,178
Finland	—	1,042,491	—	1,042,491
France	—	29,999,290	—	29,999,290
Germany	—	13,485,810	—	13,485,810
Hong Kong	—	1,489,744	—	1,489,744
Ireland	—	815,098	—	815,098
Italy	—	15,051,147	—	15,051,147
Japan	—	40,051,061	—	40,051,061
Netherlands	—	1,874,933	—	1,874,933
Norway	—	1,232,418	—	1,232,418
Portugal	—	910,680	—	910,680
Singapore	—	1,751,657	—	1,751,657
Spain	—	14,967,562	—	14,967,562
Sweden	—	271,271	—	271,271
Switzerland	—	2,540,058	—	2,540,058
United Kingdom	—	32,464,941	—	32,464,941
United States	202,237,454	—	—	202,237,454

TOTAL COMMON STOCKS	203,011,632	163,461,993	—	366,473,625

Preferred Stocks
Germany	—	2,115,533	—	2,115,533

TOTAL PREFERRED STOCKS	—	2,115,533	—	2,115,533

Mutual Funds
United States	11,480,665	—	—	11,480,665

TOTAL MUTUAL FUNDS	11,480,665	—	—	11,480,665

Short-Term Investments	2,063,893	—	—	2,063,893

Total Investments	$216,556,190	$165,577,526	$—	$382,133,716

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	533,372	—	533,372
Futures Contracts
Equity risk	—	164,570	—	164,570

Total	$216,556,190	$166,275,468	$—	$382,831,658

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency Risk	$—	$(141,428)	$—	$(141,428)
Futures Contracts
Equity risk	(25,257)	(184,784)	—	(210,041)

Total	$(25,257)	$(326,212)	$—	$(351,469)

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August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
International Core Equity
Asset Valuation Inputs
Common Stocks
Australia	$—	$106,936,113	$—		$106,936,113
Austria	—	13,102,854	—		13,102,854
Belgium	—	16,807,552	—		16,807,552
Canada	26,538,406	—	—		26,538,406
Denmark	—	2,478,409	—		2,478,409
Finland	—	21,031,972	—		21,031,972
France	—	260,293,662	—		260,293,662
Germany	—	119,694,259	—		119,694,259
Greece	—	9,022,319	—		9,022,319
Hong Kong	—	41,148,432	—		41,148,432
Ireland	—	4,949,337	—		4,949,337
Israel	—	4,435,977	—		4,435,977
Italy	—	101,216,863	—		101,216,863
Japan	—	442,092,978	—		442,092,978
Malta	—	—	0	**	0 **
Netherlands	—	27,162,383	0	**	27,162,383
New Zealand	—	11,266,851	—		11,266,851
Norway	—	8,946,096	—		8,946,096
Portugal	—	8,981,964	—		8,981,964
Singapore	—	24,122,386	—		24,122,386
Spain	—	158,650,425	—		158,650,425
Sweden	—	22,131,189	—		22,131,189
Switzerland	—	61,699,542	—		61,699,542
United Kingdom	—	515,992,261	0	**	515,992,261

TOTAL COMMON STOCKS	26,538,406	1,982,163,824	0	**	2,008,702,230

Preferred Stocks
Germany	—	13,789,153	—		13,789,153

TOTAL PREFERRED STOCKS	—	13,789,153	—		13,789,153

Mutual Funds
United States	42,281,429				42,281,429

TOTAL MUTUAL FUNDS	42,281,429	—	—		42,281,429

Short-Term Investments	15,187,412	—	—		15,187,412

Total Investments	84,007,247	1,995,952,977	0	**	2,079,960,224

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	3,553,947	—		3,553,947

Total	$84,007,247	$1,999,506,924	$—		$2,083,514,171

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,548,245)	$—		$(1,548,245)
Futures Contracts
Equity Risk	(364,258)	(609,932)			(974,190)

Total	$(364,258)	$(2,158,177)	$—		$(2,522,435)

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August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
International Growth Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$119,908,875	$—		$119,908,875
Austria	—	4,909,328	0	**	4,909,328
Belgium	—	20,837,781	—		20,837,781
Canada	54,973,321	—	—		54,973,321
Denmark	—	46,751,002	—		46,751,002
Finland	—	29,038,803	—		29,038,803
France	—	118,919,923	—		118,919,923
Germany	—	118,182,976	—		118,182,976
Greece	—	595,610	—		595,610
Hong Kong	—	59,030,558	—		59,030,558
Ireland	20	16,555,934	—		16,555,954
Israel	—	10,822,613	—		10,822,613
Italy	—	21,600,743	—		21,600,743
Japan	—	403,557,954	—		403,557,954
Netherlands	—	45,680,628	—		45,680,628
New Zealand	—	1,976,089	—		1,976,089
Norway	—	17,330,470	—		17,330,470
Portugal	—	341,847	—		341,847
Singapore	—	45,554,874	—		45,554,874
Spain	—	45,873,109	—		45,873,109
Sweden	—	49,749,545	—		49,749,545
Switzerland	—	201,044,546	—		201,044,546
United Kingdom	—	429,884,292	—		429,884,292

TOTAL COMMON STOCKS	54,973,341	1,808,147,500	0	**	1,863,120,841

Preferred Stocks
Germany	—	19,741,792	—		19,741,792

TOTAL PREFERRED STOCKS	—	19,741,792	—		19,741,792

Rights/Warrants
Canada	1,455	—	—		1,455

TOTAL RIGHTS/WARRANTS	1,455	—	—		1,455

Mutual Funds
United States	49,161,461	—	—		49,161,461

TOTAL MUTUAL FUNDS	49,161,461	—	—		49,161,461

Short-Term Investments	3,960,710	—	—		3,960,710

Total Investments	108,096,967	1,827,889,292	0	**	1,935,986,259

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	2,906,925	—		2,906,925
Futures Contracts
Equity risk	—	597,982	—		597,982

Total	$108,096,967	$1,831,394,199	$0	**	$1,939,491,166

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August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
International Growth Equity Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(1,444,269)	$—		$(1,444,269)
Futures Contracts
Equity risk	(78,389)	(1,060,049)	—		(1,138,438)

Total	$(78,389)	$(2,504,318)	$—		$(2,582,707)

International Intrinsic Value Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$443,166,938	$—		$443,166,938
Austria	—	52,175,611	0	**	52,175,611
Belgium	—	46,890,921	—		46,890,921
Canada	135,850,349	—	—		135,850,349
Denmark	—	1,363,552	—		1,363,552
Finland	—	81,969,149	—		81,969,149
France	—	1,707,108,795	—		1,707,108,795
Germany	—	628,498,122	—		628,498,122
Greece	—	33,570,258	—		33,570,258
Hong Kong	—	164,912,086	—		164,912,086
Ireland	—	24,537,232	—		24,537,232
Israel	—	32,220,865	—		32,220,865
Italy	—	813,321,504	—		813,321,504
Japan	—	2,595,523,369	—		2,595,523,369
Malta	—	—	0	**	0 **
Netherlands	—	155,447,646	—		155,447,646
New Zealand	—	40,083,564	—		40,083,564
Norway	—	75,839,739	—		75,839,739
Portugal	—	41,274,229	—		41,274,229
Singapore	—	127,716,794	—		127,716,794
Spain	—	997,940,832	—		997,940,832
Sweden	—	129,223,112	—		129,223,112
Switzerland	—	270,693,738	—		270,693,738
United Kingdom	—	3,086,376,262	—		3,086,376,262

TOTAL COMMON STOCKS	135,850,349	11,549,854,318	—		11,685,704,667

Preferred Stocks
Germany	—	46,377,526	—		46,377,526

TOTAL PREFERRED STOCKS	—	46,377,526	—		46,377,526

Mutual Funds
United States	88,307,524	—	—		88,307,524

TOTAL MUTUAL FUNDS	88,307,524	—	—		88,307,524

Short-Term Investments	138,089,029	—	—		138,089,029

Total Investments	362,246,902	11,596,231,844	—		11,958,478,746

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Description	Level 1	Level 2	Level 3		Total
International Intrinsic Value Fund (continued)
Asset Valuation Inputs (continued)
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$13,463,792	$—		$13,463,792
Futures Contracts
Equity risk	—	1,469,574	—		1,469,574

Total	$362,246,902	$11,611,165,210	$—		$11,973,412,112

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(2,353,257)	$—		$(2,353,257)
Futures Contracts
Equity risk	(1,396,650)	(2,767,368)	—		(4,164,018)

Total	$(1,396,650)	$(5,120,625)	$—		$(6,517,275)

International Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$12,449,431	$—		$12,449,431
Austria	—	797,314	0	**	797,314
Belgium	—	1,878,721	18		1,878,739
Brazil	1,044,945	—	—		1,044,945
Canada	9,439,006	—	—		9,439,006
China	—	2,207,179	—		2,207,179
Czech Republic	—	95,785	—		95,785
Denmark	—	3,551,808	—		3,551,808
Finland	—	1,375,115	—		1,375,115
France	—	15,669,512	—		15,669,512
Germany	—	19,244,082	—		19,244,082
Greece	—	4,327,859	6,015		4,333,874
Hong Kong	—	5,801,368	—		5,801,368
India	—	519,111	—		519,111
Indonesia	—	498,401	196,607		695,008
Ireland	—	10,081,833	—		10,081,833
Israel	—	1,433,679	—		1,433,679
Italy	—	18,524,052	—		18,524,052
Japan	—	84,689,972	—		84,689,972
Mexico	1,044,324	—	—		1,044,324
Netherlands	—	5,243,529	0	**	5,243,529
New Zealand	—	418,109	—		418,109
Norway	—	2,698,484	—		2,698,484
Philippines	—	155,077	—		155,077
Portugal	—	1,568,395	—		1,568,395
Singapore	—	6,984,927	—		6,984,927
South Africa	—	385,120	—		385,120
South Korea	—	3,474,030	—		3,474,030
Spain	—	10,883,465	—		10,883,465
Sweden	—	3,200,090	2,093		3,202,183
Switzerland	—	8,760,004	—		8,760,004
Taiwan	—	2,235,045	0	**	2,235,045
Thailand	—	810,857	—		810,857

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Description	Level 1	Level 2	Level 3	Total
International Small Companies Fund (continued)
Asset Valuation Inputs (continued)
Turkey	$—	$586,883	$—	$586,883
United Kingdom	—	70,837,396	—	70,837,396

TOTAL COMMON STOCKS	11,528,275	301,386,633	204,733	313,119,641

Preferred Stocks
Brazil	1,124,052	—	—	1,124,052
Germany	—	1,508,359	—	1,508,359
Russia	—	1,968,632	—	1,968,632

TOTAL PREFERRED STOCKS	1,124,052	3,476,991	—	4,601,043

Rights/Warrants
Malaysia	—	1,675	—	1,675

TOTAL RIGHTS/WARRANTS	—	1,675	—	1,675

Mutual Funds
United States	8,131,457	—	—	8,131,457

TOTAL MUTUAL FUNDS	8,131,457	—	—	8,131,457

Short-Term Investments	1,496,314	—	—	1,496,314

Total Investments	22,280,098	304,865,299	204,733	327,350,130

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	465,980	—	465,980
Futures Contracts
Equity risk	—	46,916	—	46,916

Total	$22,280,098	$305,378,195	$204,733	$327,863,026

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(147,556)	$—	$(147,556)
Futures Contracts
Equity risk	(230,441)	(541,093)	—	(771,534)

Total	$(230,441)	$(688,649)	$—	$(919,090)

Resources Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$728,260	$—	$728,260
Austria	—	1,954,323	—	1,954,323
Belgium	—	287,915	—	287,915
Brazil	4,906,835	—	—	4,906,835
Canada	10,887,989	—	—	10,887,989
China	—	5,310,937	—	5,310,937
Czech Republic	—	1,668,285	—	1,668,285
Denmark	—	1,314,329	—	1,314,329
France	—	9,292,678	—	9,292,678
Germany	—	1,865,248	—	1,865,248
Greece	—	487,866	—	487,866
Hungary	—	620,687	—	620,687
Israel	—	1,458,576	—	1,458,576

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August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Italy	$—	$4,927,683	$—	$4,927,683
Japan	—	25,399,692	—	25,399,692
Netherlands	—	849,680	—	849,680
Norway	—	11,967,259	—	11,967,259
Poland	—	3,010,708	—	3,010,708
Russia	—	13,125,687	—	13,125,687
Singapore	—	2,514,828	—	2,514,828
South Africa	—	1,052,394	—	1,052,394
Spain	—	7,231,352	—	7,231,352
Sweden	—	1,123,266	—	1,123,266
Taiwan	—	351,761	—	351,761
Thailand	—	812,494	—	812,494
Turkey	—	1,117,153	—	1,117,153
United Kingdom	366,696	29,229,205	—	29,595,901
United States	38,057,049	—	—	38,057,049

TOTAL COMMON STOCKS	54,218,569	127,702,266	—	181,920,835

Preferred Stocks
Brazil	5,967,747	—	—	5,967,747

TOTAL PREFERRED STOCKS	5,967,747	—	—	5,967,747

RIGHTS/WARRANTS
Italy	—	—	99	99

TOTAL RIGHTS/WARRANTS	—	—	99	99

Mutual Funds
United States	3,156,914	—	—	3,156,914

TOTAL MUTUAL FUNDS	3,156,914	—	—	3,156,914

Short-Term Investments	73,942	—	—	73,942

Total Investments	63,417,172	127,702,266	99	191,119,537

Total	$63,417,172	$127,702,266	$99	$191,119,537

Risk Premium Fund
Asset Valuation Inputs
Mutual Funds
United States	$278,253,028	$—	$—	$278,253,028

TOTAL MUTUAL FUNDS	278,253,028	—	—	278,253,028

Short-Term Investments	49,956,766	—	—	49,956,766

Total Investments	328,209,794	—	—	328,209,794

Total	$328,209,794	$—	$—	$328,209,794

Liability Valuation Inputs
Derivatives*
Written Options
Equity Risk	$(6,426,911)	$(14,434,244)	$—	$(20,861,155)

Total	$(6,426,911)	$(14,434,244)	$—	$(20,861,155)

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Description	Level 1	Level 2	Level 3		Total
Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$19,536,590	$—		$19,536,590
Austria	—	3,392,025	0	**	3,392,025
Belgium	—	5,513,335	—		5,513,335
Canada	5,095,265	—	—		5,095,265
Denmark	—	1,074,528	—		1,074,528
Finland	—	3,472,243	—		3,472,243
France	—	65,465,360	21		65,465,381
Germany	—	29,646,274	—		29,646,274
Greece	—	1,299,363	—		1,299,363
Hong Kong	—	9,264,243	—		9,264,243
Ireland	—	2,277,549	—		2,277,549
Israel	—	731,119	—		731,119
Italy	—	25,153,672	—		25,153,672
Japan	—	100,843,569	—		100,843,569
Malta	—	—	0	**	0 **
Netherlands	—	5,554,826	—		5,554,826
New Zealand	—	1,474,282	—		1,474,282
Norway	—	1,435,727	—		1,435,727
Portugal	—	2,496,290	—		2,496,290
Singapore	—	7,196,478	—		7,196,478
Spain	—	38,929,665	—		38,929,665
Sweden	—	3,124,922	—		3,124,922
Switzerland	—	15,570,133	—		15,570,133
United Kingdom	—	122,633,516	—		122,633,516

TOTAL COMMON STOCKS	5,095,265	466,085,709	21		471,180,995

Preferred Stocks
Germany	—	2,623,489	—		2,623,489

TOTAL PREFERRED STOCKS	—	2,623,489	—		2,623,489

Mutual Funds
United States	5,931,149	—	—		5,931,149

TOTAL MUTUAL FUNDS	5,931,149	—	—		5,931,149

Short-Term Investments	957,420	—	—		957,420

Total Investments	11,983,834	468,709,198	21		480,693,053

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	662,935	—		662,935

Total	$11,983,834	$469,372,133	$21		$481,355,988

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(432,012)	$—		$(432,012)

Total	$—	$(432,012)	$—		$(432,012)

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The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that were determined to have a fair value of zero at August 31, 2013.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2013, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2013	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of August 31, 2013		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2013
International Core Equity Fund
Common Stocks
Netherlands	$1,026,047	$—	$—	$—	$—	$(1,026,047)	$—	$—	$0	***	$(1,026,047)

Total	$1,026,047	$—	$—	$—	$—	$(1,026,047)	$—	$—	$0	***	$(1,026,047)

International Small Companies Fund
Common Stocks
Austria	$—	$—	$—	$—	$—	$—	$—	$—	$0	***	$—
Belgium	18	—	—	—	—	—	—	—	18		0
Greece	5,942	—	—	—	—	73	—	—	6,015		73
Indonesia	222,158	—	—	—	—	(25,551)	—	—	196,607		(25,551)
Netherlands	214,242	—	—	—	—	(214,242)	—	—	0	***	(214,242)
Sweden	7,818	—	(595)	—	(916,013)	910,883	—	—	2,093		(52)
Taiwan	—	—	—	—	—	—	—	—	0	***	—

Total	$450,178	$—	$(595)	$—	$(916,013)	$671,163	$—	$—	$204,733		$(239,772)

Resources Fund
Rights and/or Warrants
Italy	$—	$—	$—	$—	$—	$99	$—	$—	$99		$99

Total	$—	$—	$—	$—	$—	$99	$—	$—	$99		$99

Tax-Managed International Equities Fund
Common Stocks
France	$21	$—	$—	$—	$—	$—	$—	$—	$21		$—

Total	$21	$—	$—	$—	$—	$—	$—	$—	$21		$—

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3, if any, were due to a change in observable and/or unobservable inputs
***	Represents the interest in securities that were determined to have a fair value of zero at August 31, 2013.

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The net aggregate direct and/or indirect exposure to investments in securities using Level 3 inputs (based on the Funds’ net assets) as of August 31, 2013 were as follows:

Fund Name	Level 3 securities
Currency Hedged International Equity Fund	—
Developed World Stock Fund	—
International Core Equity Fund	0%	*
International Growth Equity Fund	0%	*
International Intrinsic Value Fund	0%	*
International Small Companies Fund	<1%
Resources Fund	<1%
Risk Premium Fund	—
Tax-Managed International Equities Fund	<1%

*	Represents the interest in securities that were determined to have a fair value of zero at August 31, 2013.

Cash

Cash and Foreign Currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. Dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute substantially all of its net investment income, if any, and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

Each Fund’s policy is to declare and pay distributions of its net investment income, if any, semi-annually. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. Typically, distributions are reinvested in additional shares of each Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Foreign taxes paid by each Fund may be treated, to the extent permissible under the Code and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2013, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

86

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August 31, 2013 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2013, the Funds listed below elected to defer to March 1, 2013 late-year ordinary losses and post-October capital losses as follows:

Fund Name	Late-Year Ordinary Losses ($)	Post- October Capital Losses ($)
International Intrinsic Value Fund	—	(15,899,642)
Risk Premium Fund	(340,678)	—
Tax-Managed International Equities Fund	—	(2,623,168)

As of February 28, 2013, the Funds listed below had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses and losses realized subsequent to February 28, 2013, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)				Total Short- Term ($)	Long- Term ($)
	Expiration Date 2/28/2017	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date		No Expiration Date
Currency Hedged International Equity Fund	—	(4,202,627)	—	—	(4,202,627)	—
Developed World Stock Fund	(1,215,292)	(76,431,352)	(13,491,492)	—	(91,138,136)	—
International Core Equity Fund	(17,648,106)	(906,840,158)	(47,181,759)	—	(971,670,023)	—
International Growth Equity Fund	—	(461,122,519)	—	—	(461,122,519)	—
International Intrinsic Value Fund	(111,903,032)	(948,787,215)	(163,539,321)	(7,292,886)	(1,231,522,454)	(173,117,030)
International Small Companies Fund	—	(13,357,765)	—	(4,056,634)	(17,414,399)	—
Tax-Managed International Equities Fund	—	(94,049,954)	—	(2,679,210)	(96,729,164)	—

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August 31, 2013 (Unaudited)

As of August 31, 2013, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Currency Hedged International Equity Fund	2,149,308,473	263,473,296	—	263,473,296
Developed World Stock Fund	338,802,112	57,603,453	(14,271,849)	43,331,604
International Core Equity Fund	1,991,080,283	179,109,268	(90,229,327)	88,879,941
International Growth Equity Fund	1,737,277,524	248,332,393	(49,623,658)	198,708,735
International Intrinsic Value Fund	11,409,019,733	1,117,522,323	(568,063,310)	549,459,013
International Small Companies Fund	308,223,058	42,865,863	(23,738,791)	19,127,072
Resources Fund	199,779,083	5,725,147	(14,384,693)	(8,659,546)
Risk Premium Fund	328,279,766	—	(69,972)	(69,972)
Tax-Managed International Equities Fund	398,752,859	91,494,544	(9,554,350)	81,940,194

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, 12b-1 and administration fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent except for Risk Premium Fund. For Risk Premium Fund, State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accounting agent. State Street serves as the transfer agent for all Funds. State Street’s transfer agent fees may be reduced by an earnings allowance calculated on the average daily cash balances each Fund maintains in a State Street transfer agent account. Earnings allowances are reported as a reduction of expenses in the Statement of Operations. Prior to December 31, 2012 for Risk Premium Fund, State Street’s custodian fees may have been reduced by an earnings

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August 31, 2013 (Unaudited)

allowance calculated on the average daily cash balance maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013 for Risk Premium Fund, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. The Funds may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

As of August 31, 2013, the premium on cash purchases and the fee on cash redemptions were as follows:

	Currency Hedged Inter- national Equity Fund	Developed World Stock Fund	Inter- national Core Equity Fund	Inter- national Growth Equity Fund	Inter- national Intrinsic Value Fund	Inter- national Small Companies Fund	Resources Fund	Risk Premium Fund	Tax- Managed Inter- national Equities Fund
Purchase Premium	—	0.25%	—	—	—	0.50%	0.30%	0.15%	—
Redemption Fee	—	0.25%	—	—	—	0.50%	0.30%	0.15%	—

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August 31, 2013 (Unaudited)

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Currency Hedged Inter- national Equity Fund	Developed World Stock Fund	Inter- national Core Equity Fund	Inter- national Growth Equity Fund	Inter- national Intrinsic Value Fund	Inter- national Small Companies Fund	Resources Fund	Risk Premium Fund	Tax- Managed Inter- national Equities Fund
Market Risk – Equities	X	X	X	X	X	X	X	X	X
Options Risk								X
Liquidity Risk	X					X	X	X	X
Smaller Company Risk	X		X	X	X	X	X		X
Derivatives Risk	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X		X
Counterparty Risk	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments								X
Credit Risk								X
Natural Resources Risk							X
Commodities Risk							X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X
Non-Diversified Funds	X	X					X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities. Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner.

The Funds invest a substantial portion of their assets in equities and, as a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of Risk Premium Fund’s emphasis on selling put options on stock indices, its shares are expected to decline in value when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform the equity markets on which its puts were written when those markets rise rapidly because the Fund does not have exposure to the upside of the equity markets.

• OPTIONS RISK. There are various risks associated with transactions in exchange-traded and OTC options. The market price of options written by the Fund will be affected by many factors, including changes in the value of underlying securities or indices; changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the stock market and underlying securities; and the remaining time to an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American-style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European-style option because the holder may only exercise the option on its expiration date. If the Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict the Fund’s ability to purchase or sell options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets. Therefore, OTC options generally expose the Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to the Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, the Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income. Due to Risk Premium Fund’s primary investment strategy of selling put options on various stock indices, a substantial portion of that Fund’s income could consist of short-term capital gains.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition to these risks, a Fund is exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk, but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt

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securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

Risk Premium Fund’s ability to use options as part of its investment program depends on the liquidity of those instruments. In addition, a liquid market may not exist when Risk Premium Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by the Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If Risk Premium Fund receives a redemption request and is unable to close out an option that it has sold, the Fund may temporarily be leveraged in relation to its assets.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. The Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track. Derivatives include futures, non-U.S. currency contracts, swap contracts, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund often will not receive the collateral the day the collateral is called for.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

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A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

A Fund’s use of derivatives may be subject to one or more special tax rules and could generate additional taxable income for shareholders.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Funds to new kinds of risks and costs.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

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A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale of those investments. A Fund may seek to collect a refund on taxes paid to a non-U.S. country. In those cases, all or a portion of those taxes could ultimately be recovered by a Fund. However, the recovery process could take several years and the Fund will incur expenses in its efforts to collect the refund, which will reduce the benefit of any recovery. A Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and it may decide not to pursue a refund, even if eligible.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. Dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. Dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. Dollars, in which case the Manager may decide to purchase U.S. Dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

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Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers with high positive correlations to one another (such as U.S.Treasury Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government), are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan or Japan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

Because Risk Premium Fund can have substantial exposure through a limited number of options contracts and because the Fund’s exposures may relate to a relatively small number of U.S. and/or international stock indices, the Fund is subject to additional risk.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund

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may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodities Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• MARKET RISK — Fixed Income Investments. Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, resulting in differences between the prices realized on their sale and the value at which they are carried on the books of a Fund. See “Credit Risk” below and “Liquidity Risk” above for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates

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rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. The price of a Fund’s inflation-indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation-indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation).

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. In addition, payment of principal of fixed income securities guaranteed by the U.S. government can be delayed because the guarantee generally only requires payment upon maturity of the securities. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments.

Asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” above for more information regarding risks associated with the use of credit default swaps.

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The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by a change in their yield relative to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• NATURAL RESOURCES RISK. Resources Fund concentrates its investments in the natural resources sector, and so is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell, which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. Alternative Asset Opportunity Fund invests in commodity-related derivatives. The value of these derivatives may fluctuate more than the commodity or commodities or commodity index to which they relate. Certain Funds are exposed to the risks of investments in commodities to the extent they invest in Alternative Asset Opportunity Fund.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government

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interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent that a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, accelerate the realization of taxable income to shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections, errors or limitations in those analyses and models could affect the ability of the portfolio managers to implement a Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds, and ETFs (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some of their underlying Funds (e.g., many of the Fixed Income Funds) invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. Many of the Funds that invest in shares of other GMO Funds are subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge

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because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies under the 1940 Act:

•	Developed World Stock Fund
•	Resources Fund
•	Risk Premium Fund
•	Tax-Managed International Equities Fund

In addition, Currency Hedged International Equity Fund invests a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act.

Temporary Defensive Positions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). While the Manager expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). For example, if the Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore be subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices. The Funds’ foreign currency exposure may differ significantly from the currency exposure represented by their investments.

Certain derivatives transactions used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions through clearing members, who are members of derivatives clearing houses. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members

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generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2013, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Currency Hedged International Equity Fund	Developed World Stock Fund	International Core Equity Fund	International Growth Equity Fund	International Intrinsic Value Fund	International Small Companies Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund
Forward currency contracts
Adjust exposure to foreign currencies		X	X	X	X	X			X
To manage against anticipated currency exchange rate changes		X	X	X	X	X			X
To hedge foreign currency exposure in the underlying Funds’ investments relative to the U.S. Dollar	X
Futures contracts
Adjust exposure to certain securities markets		X	X	X	X	X
Maintain the diversity and liquidity of the portfolio		X	X	X	X	X
Options (Written)
Used written put option contracts as a substitute for direct equity investment								X
Rights and/or warrants
Received as a result of corporate actions		X	X	X	X	X	X		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

For the period ended August 31, 2013, investment activity in options contracts written by the Funds were as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Risk Premium Fund
Outstanding, beginning of period	—	12,048	$10,179,773	—	—	$—
Options written	—	83,206	86,050,982	—	—	—
Options bought back	—	(30,570)	(32,369,841)	—	—	—
Options expired	—	(51,085)	(50,482,549)	—	—	—
Options exercised	—	(75)	(363,367)	—	—	—

Outstanding, end of period	—	13,524	$13,014,998	—	—	$—

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Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap contracts

The Funds may enter into various types of swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

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The values assigned to swap contracts may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2013 and the Statements of Operations for the period ended August 31, 2013^:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Currency Hedged International Equity Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$8,108,168	$—	$—	$8,108,168

Total	$—	$—	$8,108,168	$—	$—	$8,108,168

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$8,108,168	$—	$—	$8,108,168

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(7,014,069)	$—	$—	$(7,014,069)

Total	$—	$—	$(7,014,069)	$—	$—	$(7,014,069)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(7,014,069)	$—	$—	$(7,014,069)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$31,993,865	$—	$—	$31,993,865

Total	$—	$—	$31,993,865	$—	$—	$31,993,865

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$(9,592,682)	$—	$—	$(9,592,682)

Total	$—	$—	$(9,592,682)	$—	$—	$(9,592,682)

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Developed World Stock Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$533,372	$—	$—	$533,372
Unrealized Appreciation on Futures Contracts*		164,570	—			164,570

Total	$—	$164,570	$533,372	$—	$—	$697,942

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$164,570	$533,372	$—	$—	$697,942

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(141,428)	$—	$—	$(141,428)
Unrealized Depreciation on Futures Contracts*	—	(210,041)	—	—	—	(210,041)

Total	$—	$(210,041)	$(141,428)	$—	$—	$(351,469)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(210,041)	$(141,428)	$—	$—	$(351,469)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$3	$—	$—	$—	$3
Forward Currency Contracts	—	—	(208,471)	—	—	(208,471)
Futures Contracts	—	2,019,038	—	—	—	2,019,038

Total	$—	$2,019,041	$(208,471)	$—	$—	$1,810,570

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$104,898	$—	$—	$104,898
Futures Contracts	—	(680,649)	—	—	—	(680,649)

Total	$—	$(680,649)	$104,898	$—	$—	$(575,751)

International Core Equity Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$3,553,947	$—	$—	$3,553,947

Total	$—	$—	$3,553,947	$—	$—	$3,553,947

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$3,553,947	$—	$—	$3,553,947

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(1,548,245)	$—	$—	$(1,548,245)
Unrealized Depreciation on Futures Contracts*	—	(974,190)	—	—	—	(974,190)

Total	$—	$(974,190)	$(1,548,245)	$—	$—	$(2,522,435)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(974,190)	$(1,548,245)	$—	$—	$(2,522,435)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$8,089	$—	$—	—	$8,089
Forward Currency Contracts	—		11,680,058	—	—	11,680,058
Futures Contracts	—	8,804,692	—	—	—	8,804,692

Total	$—	$8,812,781	$11,680,058	$—	$—	$20,492,839

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$(61,012)	$—	$—	$(61,012)
Futures Contracts	—	7,765,366	—	—	—	7,765,366

Total	$—	$7,765,366	$(61,012)	$—	$—	$7,704,354

105

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
International Growth Equity Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$1,455	$—	$—	$—	$1,455
Unrealized Appreciation on Forward Currency Contracts	—	—	2,906,925	—	—	2,906,925
Unrealized Appreciation on Futures Contracts*	—	597,982	—	—	—	597,982

Total	$—	$599,437	$2,906,925	$—	$—	$3,506,362

Derivatives not subject to Master Agreements	$—	$1,455	$—	$—	$—	$1,455

Total subject to Master Agreements	$—	$597,982	$2,906,925	$—	$—	$3,504,907

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(1,444,269)	$—	$—	$(1,444,269)
Unrealized Depreciation on Futures Contracts*	—	(1,138,438)	—	—	—	(1,138,438)

Total	$—	$(1,138,438)	$(1,444,269)	$—	$—	$(2,582,707)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(1,138,438)	$(1,444,269)	$—	$—	$(2,582,707)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$4,949	$—	$—	$—	$4,949
Forward Currency Contracts	—	—	9,798,241	—	—	9,798,241
Futures Contracts	—	9,337,309	—	—	—	9,337,309

Total	$—	$9,342,258	$9,798,241	$—	$—	$19,140,499

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$(2,261)	$—	$—	$—	$(2,261)
Forward Currency Contracts	—	—	(333,891)	—	—	(333,891)
Futures Contracts	—	1,219,135	—	—	—	1,219,135

Total	$—	$1,216,874	$(333,891)	$—	$—	$882,983

International Intrinsic Value Fund
Assets:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$13,463,792	$—	$—	$13,463,792
Unrealized Appreciation on Futures Contracts*	—	1,469,574	—	—	—	1,469,574

Total	$—	$1,469,574	$13,463,792	$—	$—	$14,933,366

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$1,469,574	$13,463,792	$—	$—	$14,933,366

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(2,353,257)	$—	$—	$(2,353,257)
Unrealized Depreciation on Futures Contracts*	—	(4,164,018)	—	—	—	(4,164,018)

Total	$—	$(4,164,018)	$(2,353,257)	$—	$—	$(6,517,275)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(4,164,018)	$(2,353,257)	$—	$—	$(6,517,275)

106

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
International Intrinsic Value Fund (continued)
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(710,679)	$—	$—	$—	$(710,679)
Forward Currency Contracts	—	—	(10,450,425)	—	—	(10,450,425)
Futures Contracts	—	46,699,185	—	—	—	46,699,185

Total	$—	$45,988,506	$(10,450,425)	$—	$—	$35,538,081

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$(895,700)	$—	$—	$(895,700)
Futures Contracts	—	(14,736,402)	—	—	—	(14,736,402)

Total	$—	$(14,736,402)	$(895,700)	$—	$—	$(15,632,102)

International Small Companies Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$1,675	$—	$—	$—	$1,675
Unrealized Appreciation on Forward Currency Contracts	—	—	465,980	—	—	465,980
Unrealized Appreciation on Futures Contracts*	—	46,916	—	—	—	46,916

Total	$—	$48,591	$465,980	$—	$—	$514,571

Derivatives not subject to Master Agreements	$—	$1,675	$—	$—	$—	$1,675

Total subject to Master Agreements	$—	$46,916	$465,980	$—	$—	$512,896

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(147,556)	$—	$—	$(147,556)
Unrealized Depreciation on Futures Contracts*	—	(771,534)	—	—	—	(771,534)

Total	$—	$(771,534)	$(147,556)	$—	$—	$(919,090)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(771,534)	$(147,556)	$—	$—	$(919,090)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(153,673)	$—	$—	$—	$(153,673)
Forward Currency Contracts	—	—	350,263	—	—	350,263
Futures Contracts	—	1,518,268	—	—	—	1,518,268

Total	$—	$1,364,595	$350,263	$—	$—	$1,714,858

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$852	$—	$—	$—	$852
Forward Currency Contracts	—	—	304,220	—	—	304,220
Futures Contracts		(339,656)				(339,656)

Total	$—	$(338,804)	$304,220	$—	$—	$(34,584)

Resources Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$99	$—	$—	$—	$99

Total	$—	$99	$—	$—	$—	$99

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$99	$—	$—	$—	$99

107

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August 31, 2013 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Resources Fund (continued)
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$10,654	$—	$—	$—	$10,654

Total	$—	$10,654	$—	$—	$—	$10,654

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$99	$—	$—	$—	$99

Total	$—	$99	$—	$—	$—	$99

Risk Premium Fund
Liability:
Written Options, at value	$—	$(20,861,155)	$—	$—	$—	$(20,861,155)

Total	$—	$(20,861,155)	$—	$—	$—	$(20,861,155)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(20,861,155)	$—	$—	$—	$(20,861,155)

Net Realized Gain (Loss) on:
Written Options	—	769,169	—	—	—	769,169

Total	$—	$769,169	$—	$—	$—	$769,169

Change in Net Unrealized Appreciation (Depreciation) on:
Written Options	—	(10,684,532)	—	—	—	(10,684,532)

Total	$—	$(10,684,532)	$—	$—	$—	$(10,684,532)

Tax-Managed International Equities Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$662,935	$—	$—	$662,935

Total	$—	$—	$662,935	$—	$—	$662,935

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$662,935	$—	$—	$662,935

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(432,012)	$—	$—	$(432,012)

Total	$—	$—	$(432,012)	$—	$—	$(432,012)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(432,012)	$—	$—	$(432,012)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$66,301	$—	$—	$—	$66,301
Forward Currency Contracts	—	—	447,629	—	—	447,629

Total	$—	$66,301	$447,629	$—	$—	$513,930

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$139,017	$—	$—	$139,017

Total	$—	$—	$139,017	$—	$—	$139,017

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The table includes cumulative appreciation/depreciation of futures and cleared swap contracts as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts is reported within the Statements of Assets and Liabilities.

108

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some over-the-counter derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset obligations. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. For more information about other uncertainties and risks, see the Investment and Other Risks note.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2013, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements and net of the related collateral received or pledged by the Funds as of August 31, 2013:

Currency Hedged International Equity Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$14,979	$—	$—	$14,979
Barclays Bank PLC	1,233,033	—	1,233,033	—
Brown Brothers Harriman & Co.	133,992	—	133,992	—
Deutsche Bank AG	416,229	—	416,229	—
Goldman Sachs International	2,323,637	—	(603,942)	1,719,695
JPMorgan Chase Bank, N.A.	1,362,609	—	1,362,609	—
Morgan Stanley & Co. International PLC	2,623,689	—	(434,667)	2,189,022

Total	$8,108,168	$—	$2,107,254	$3,923,696

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$2,595,117	$—	$(1,233,033)	$1,362,084
Brown Brothers Harriman & Co.	646,578	—	(133,992)	512,586
Deutsche Bank AG	600,720	—	(416,229)	184,491
Goldman Sachs International	603,942	—	603,942	—
JPMorgan Chase Bank, N.A.	1,963,060	—	(1,362,609)	600,451
Morgan Stanley & Co. International PLC	434,667	—	434,667	—
Royal Bank of Scotland PLC	169,985	—	—	169,985

Total	$7,014,069	$—	$(2,107,254)	$2,829,597

109

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Developed World Stock Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$98,591	$—	$(35,939)	$62,652
Bank of New York Mellon	27,771	—	27,771	—
Barclays Bank PLC	53,859	—	(10,336)	43,523
Brown Brothers Harriman & Co.	38,109	—	(11,037)	27,072
Deutsche Bank AG	104,121	—	(33,852)	70,269
JPMorgan Chase Bank, N.A.	69,343	—	(15,463)	53,880
Morgan Stanley & Co. International PLC	67,528	—	(2,615)	64,913
State Street Bank and Trust Company	74,050	—	(44)	74,006

Total	$533,372	$—	$(81,515)	$396,315

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$35,939	$—	$35,939	$—
Bank of New York Mellon	30,213	—	(27,771)	2,442
Barclays Bank PLC	10,336	—	10,336	—
Brown Brothers Harriman & Co.	11,037	—	11,037	—
Deutsche Bank AG	33,852	—	33,852	—
JPMorgan Chase Bank, N.A.	15,463	—	15,463	—
Morgan Stanley & Co. International PLC	2,615	—	2,615	—
Royal Bank of Scotland PLC	1,929	—	—	1,929
State Street Bank and Trust Company	44	—	44	—

Total	$141,428	$—	$81,515	$4,371

110

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

International Core Equity Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$490,262	$—	$(899)	$489,363
Bank of New York Mellon	366,104	—	(67,064)	299,040
Barclays Bank PLC	544,220	—	(62,070)	482,150
Brown Brothers Harriman & Co.	162,616	—	162,616	—
Deutsche Bank AG	409,670	—	(158,650)	251,020
JPMorgan Chase Bank, N.A.	43	—	43	—
Morgan Stanley & Co. International PLC	523,189	—	(81,451)	441,738
Royal Bank of Scotland PLC	583,125	—	(52,387)	530,738
State Street Bank and Trust Company	474,717	—	(218,683)	256,034

Total	$3,553,946	$—	$(478,545)	$2,750,083

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$899	$—	$899	$—
Bank of New York Mellon	67,064	—	67,064	—
Barclays Bank PLC	62,070	—	62,070	—
Brown Brothers Harriman & Co.	292,842	—	(162,616)	130,226
Deutsche Bank AG	158,650	—	158,650	—
JPMorgan Chase Bank, N.A.	614,198	—	(43)	614,155
Morgan Stanley & Co. International PLC	81,451	—	81,451	—
Royal Bank of Scotland PLC	52,387	—	52,387	—
State Street Bank and Trust Company	218,683	—	218,683	—

Total	$1,548,244	$—	$478,545	$744,381

111

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

International Growth Equity Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$427,468	$—	$(153,245)	$274,223
Bank of New York Mellon	267,320	—	267,320	—
Barclays Bank PLC	396,870	—	(238,823)	158,047
Brown Brothers Harriman & Co.	622,138	—	(250,330)	371,808
Deutsche Bank AG	250,658	—	(177,532)	73,126
JPMorgan Chase Bank, N.A.	232,883	—	(419)	232,464
Morgan Stanley & Co. International PLC	391,893	—	(296,438)	95,455
Royal Bank of Scotland PLC	56,492	—	(10,788)	45,704
State Street Bank and Trust Company	261,203	—	(488)	260,715

Total	$2,906,925	$—	$(860,743)	$1,511,542

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$153,245	$—	$153,245	$—
Bank of New York Mellon	316,206	—	(267,320)	48,886
Barclays Bank PLC	238,823	—	238,823	—
Brown Brothers Harriman & Co.	250,330	—	250,330	—
Deutsche Bank AG	177,532	—	177,532	—
JPMorgan Chase Bank, N.A.	419	—	419	—
Morgan Stanley & Co. International PLC	296,438	—	296,438	—
Royal Bank of Scotland PLC	10,788	—	10,788	—
State Street Bank and Trust Company	488	—	488	—

Total	$1,444,269	$—	$860,743	$48,886

112

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

International Intrinsic Value Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$2,591,993	$—	$(112,862)	$2,479,131
Bank of New York Mellon	1,664,541	—	(858,026)	806,515
Barclays Bank PLC	1,927,835	—	(490,362)	1,437,473
Brown Brothers Harriman & Co.	1,289,850	—	(5,610)	1,284,240
Deutsche Bank AG	1,456,767	—	(650,177)	806,590
Goldman Sachs International	477,028	—	(1,773)	475,255
JPMorgan Chase Bank, N.A.	1,032,312	—	(59,536)	972,776
Morgan Stanley & Co. International PLC	909,618	—	(173,877)	735,741
Royal Bank of Scotland PLC	1,088,155	—	(1,034)	1,087,121
State Street Bank and Trust Company	1,025,693	—	—	1,025,693

Total	$13,463,792	$—	$(2,353,257)	$11,110,535

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$112,862	$—	$112,862	$—
Bank of New York Mellon	858,026	—	858,026	—
Barclays Bank PLC	490,362	—	490,362	—
Brown Brothers Harriman & Co.	5,610	—	5,610	—
Deutsche Bank AG	650,177	—	650,177	—
Goldman Sachs International	1,773	—	1,773	—
JPMorgan Chase Bank, N.A.	59,536	—	59,536	—
Morgan Stanley & Co. International PLC	173,877	—	173,877	—
Royal Bank of Scotland PLC	1,034	—	1,034	—

Total	$2,353,257	$—	$2,353,257	$—

113

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

International Small Companies Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$74,521	$—	$(22,680)	$51,841
Barclays Bank PLC	56,670	—	(7,626)	49,044
Brown Brothers Harriman & Co.	88,899	—	(1,275)	87,624
Deutsche Bank AG	90,251	—	(14,852)	75,399
JPMorgan Chase Bank, N.A.	64,233	—	(15,288)	48,945
Morgan Stanley & Co. International PLC	46,241	—	(24,919)	21,322
Royal Bank of Scotland PLC	20,654	—	(11,215)	9,439
State Street Bank and Trust Company	24,511	—	(20,270)	4,241

Total	$465,980	$—	$(118,125)	$347,855

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$22,680	$—	$22,680	$—
Bank of New York Mellon	29,431	—	—	29,431
Barclays Bank PLC	7,626	—	7,626	—
Brown Brothers Harriman & Co.	1,275	—	1,275	—
Deutsche Bank AG	14,852	—	14,852	—
JPMorgan Chase Bank, N.A.	15,288	—	15,288	—
Morgan Stanley & Co. International PLC	24,919	—	24,919	—
Royal Bank of Scotland PLC	11,215	—	11,215	—
State Street Bank and Trust Company	20,270	—	20,270	—

Total	$147,556	$—	$118,125	$29,431

114

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Tax-Managed International Equities Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$108,543	$—	$108,543	$—
Barclays Bank PLC	60,001	—	(24,489)	35,512
Brown Brothers Harriman & Co.	7,124	—	7,124	—
Deutsche Bank AG	301,063	—	(109,507)	191,556
Morgan Stanley & Co. International PLC	129,126	—	(95,688)	33,438
State Street Bank and Trust Company	57,078	—	(15,057)	42,021

Total	$662,935	$—	$(129,074)	$302,527

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$127,723	$—	$(108,543)	$19,180
Barclays Bank PLC	24,489	—	24,489	—
Brown Brothers Harriman & Co.	59,548	—	(7,124)	52,424
Deutsche Bank AG	109,507	—	109,507	—
Morgan Stanley & Co. International PLC	95,688	—	95,688	—
State Street Bank and Trust Company	15,057	—	15,057	—

Total	$432,012	$—	$129,074	$71,604

The following tables present the Funds’ exchange-traded or cleared derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements and net of the related collateral received or pledged by the Funds as of August 31, 2013:

Developed World Stock Fund

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs & Co.	$92,720	$(92,720)	$—	$—	*

Total	$92,720	$(92,720)	$—	$—

International Core Equity Fund

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs & Co.	$354,867	$(354,867)	$—	$—	*

Total	$354,867	$(354,867)	$—	$—

115

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

International Growth Equity Fund

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs & Co.	$322,286	$(322,286)	$—	$—	*

Total	$322,286	$(322,286)	$—	$—

International Intrinsic Value Fund

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs & Co.	$1,698,733	$(1,698,733)	$—	$—	*

Total	$1,698,733	$(1,698,733)	$—	$—

International Small Companies Fund

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs & Co.	$136,379	$(136,379)	$—	$—	*

Total	$136,379	$(136,379)	$—	$—

Risk Premium Fund

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. LLC	$20,861,155	$(20,861,155)	$—	$—	*

Total	$20,861,155	$(20,861,155)	$—	$—

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

116

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

The average derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants) or, notional amounts (swap contracts) or number of contracts (options) outstanding at each month-end, was as follows for the period ended August 31, 2013:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options	Rights and/or Warrants ($)
Currency Hedged International Equity Fund	2,293,748,630	—	—	—
Developed World Stock Fund	76,157,574	21,118,184	—	8,145
International Core Equity Fund	913,464,375	166,117,063	—	59,731
International Growth Equity Fund	406,820,878	111,220,882	—	56,875
International Intrinsic Value Fund	2,144,509,671	528,516,000	—	439,627
International Small Companies Fund	61,446,055	27,910,412	—	39,249
Resources Fund	—	—	—	6,428
Risk Premium Fund	—	—	14,029	—
Tax-Managed International Equities Fund	82,501,595	—	—	24,168

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. That fee, if any, is paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Currency Hedged International Equity Fund	Developed World Stock Fund	International Core Equity Fund	International Growth Equity Fund	International Intrinsic Value Fund	International Small Companies Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund
Management Fee	0.54%	0.45%	0.38%	0.50%	0.50%	0.60%	0.50%	0.45%	0.50%

In addition, each class of shares of certain Funds (except Class M shares which are described below (International Intrinsic Value Class M liquidated on March 27, 2013)) pays the Manager a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class M shares of a Fund pay the Manager an administration fee, which is used by the Manager to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Class M shares of each Fund may be purchased. The Manager may pay part or all of the administration fee to third parties for providing administration and record keeping services. In some cases, these third parties also receive compensation from the Fund’s distributor pursuant to the Trust’s Distribution and Service (12b-1) Plan. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

117

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Fund Name	Class II	Class III	Class IV	Class V		Class VI
Currency Hedged International Equity Fund		0.15%
Developed World Stock Fund		0.15%	0.10%
International Core Equity Fund		0.15%	0.09%			0.055%
International Growth Equity Fund		0.15%	0.09%
International Intrinsic Value Fund	0.22%	0.15%	0.09%
International Small Companies Fund		0.15%
Resources Fund		0.15%	0.10%	0.085%	*	0.055%	*
Risk Premium Fund		0.15%	0.10%	0.085%	*	0.055%
Tax-Managed International Equities Fund		0.15%

*	Class is offered but has no shareholders as of August 31, 2013.

For each Fund other than Resources Fund, the Manager has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to the Manager. For Resources Fund, the Manager has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets.

“Specified Operating Expenses” means only the following expenses to the extent that they are borne by a Fund: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that charges a management fee, the Manager will waive and/or reduce the Fund’s management fee, but not below zero, to the extent necessary to offset the management fees directly or indirectly paid by the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, the Manager will waive and/or reduce the shareholder service fee charged by each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly paid by the class of shares of the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2014 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract or servicing and supplement support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with the Manager during the period ended August 31, 2013 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agents unaffiliated with the Manager ($)
Currency Hedged International Equity Fund	11,316	1,656
Developed World Stock Fund	1,907	368
International Core Equity Fund	23,552	3,496
International Growth Equity Fund	11,960	1,748
International Intrinsic Value Fund	51,191	7,268
International Small Companies Fund	1,658	184
Resources Fund	904	92
Risk Premium Fund	3,486	552
Tax-Managed International Equities Fund	2,576	368

118

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2013, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
Currency Hedged International Equity Fund	0.491%	0.088%	0.579%
Developed World Stock Fund	< 0.001%	0.000%	< 0.001%
International Core Equity Fund	< 0.001%	0.000%	< 0.001%
International Growth Equity Fund	< 0.001%	0.000%	< 0.001%
International Intrinsic Value Fund	< 0.001%	0.000%	< 0.001%
International Small Companies Fund	< 0.001%	0.000%	< 0.001%
Resources Fund	< 0.001%	0.000%	< 0.001%
Risk Premium Fund	< 0.001%	0.000%	< 0.001%
Tax-Managed International Equities Fund	< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2013 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Currency Hedged International Equity Fund	—	798,679,423	—	772,767,082
Developed World Stock Fund	—	78,577,244	—	78,438,010
International Core Equity Fund	—	730,573,057	—	3,320,993,655
International Growth Equity Fund	—	656,743,177	—	1,216,456,440
International Intrinsic Value Fund	—	4,130,515,502	—	1,429,067,126
International Small Companies Fund	—	127,809,587	—	123,409,290
Resources Fund	—	150,435,593	—	36,292,485
Risk Premium Fund	—	—	—	—
Tax-Managed International Equities Fund	—	117,845,516	—	133,811,012

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Manager is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

119

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

8.	Principal shareholders and related parties as of August 31, 2013

Fund name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund (%)	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers (%)	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion (%)
Currency Hedged International Equity Fund	3	*	64.60	—	99.95
Developed World Stock Fund	3		90.37	0.04	—
International Core Equity Fund	2		21.28	<0.01	0.02
International Growth Equity Fund	4	**	62.75	<0.01	96.97
International Intrinsic Value Fund	2	***	30.39	<0.01	86.85
International Small Companies Fund	3		60.78	0.11	0.91
Resources Fund	2		47.44	9.00	7.53
Risk Premium Fund	4	****	85.12	0.01	97.26
Tax-Managed International Equities Fund	2		24.78	0.88	—

*	Two of the shareholders are other funds of the Trust.
**	Four of the shareholders are other funds of the Trust.
***	One of the shareholders is other funds of the Trust.
****	Three of the shareholders are other funds of theTrust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Funds shares were as follows:

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013

	Shares	Amount	Shares	Amount
Currency Hedged International Equity Fund
Class III:
Shares sold	11,987,277	$304,843,871	49,688,032	$1,054,339,199
Shares issued to shareholders in reinvestment of distributions	5,469,647	133,787,584	4,444,753	101,134,422
Shares repurchased	(12,316,753)	(310,653,196)	(70,686,278)	(1,592,538,209)

Net increase (decrease)	5,140,171	$127,978,259	(16,553,493)	$(437,064,588)

Developed World Stock Fund
Class III:
Shares sold	—	$—	121,607	$2,273,818
Shares issued to shareholders in reinvestment of distributions	37,704	787,268	134,758	2,478,061
Shares repurchased	(317,327)	(6,456,527)	(825,769)	(14,842,466)
Purchase premiums	—	—	—	5,606
Redemption fees	—	16,141	—	37,106

Net increase (decrease)	(279,623)	$(5,653,118)	(569,404)	$(10,047,875)

120

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013

	Shares	Amount	Shares	Amount
Developed World Stock Fund (continued)
Class IV:
Shares sold	—	$—	3,106	$57,452
Shares issued to shareholders in reinvestment of distributions	89,624	1,872,250	302,042	5,564,409
Shares repurchased	—	—	(1,936)	(37,212)
Purchase premiums	—	—	—	144

Net increase (decrease)	89,624	$1,872,250	303,212	$5,584,793

International Core Equity Fund
Class III:
Shares sold	114,867	$3,466,679	5,303,352	$144,847,864
Shares issued to shareholders in reinvestment of distributions	247,989	7,712,443	859,044	23,292,515
Shares repurchased	(3,391,035)	(103,502,811)	(16,867,210)	(479,845,504)

Net increase (decrease)	(3,028,179)	$(92,323,689)	(10,704,814)	$(311,705,125)

Class IV:
Shares sold	698,049	$21,132,834	10,604,288	$308,585,098
Shares issued to shareholders in reinvestment of distributions	590,365	18,348,538	1,330,617	36,106,545
Shares repurchased	(3,124,025)	(93,463,091)	(2,988,640)	(81,776,867)

Net increase (decrease)	(1,835,611)	$(53,981,719)	8,946,265	$262,914,776

Class VI:
Shares sold	13,640	$425,859	22,524,609	$614,368,716
Shares issued to shareholders in reinvestment of distributions	1,092,522	33,922,796	2,952,338	80,343,611
Shares repurchased	(82,630,233)	(2,520,689,277)	(21,505,510)	(575,869,762)

Net increase (decrease)	(81,524,071)	$(2,486,340,622)	3,971,437	$118,842,565

International Growth Equity Fund
Class III:
Shares sold	988,221	$26,733,318	1,489,980	$34,412,939
Shares issued to shareholders in reinvestment of distributions	66,587	1,752,578	462,364	10,238,174
Shares repurchased	(4,112,325)	(109,018,911)	(6,446,940)	(143,932,940)

Net increase (decrease)	(3,057,517)	$(80,533,015)	(4,494,596)	$(99,281,827)

Class IV:
Shares sold	25,680,772	$691,938,379	29,884,448	$688,998,993
Shares issued to shareholders in reinvestment of distributions	580,088	15,273,709	3,613,632	79,860,606
Shares repurchased	(47,192,737)	(1,266,385,132)	(60,919,824)	(1,343,927,763)

Net increase (decrease)	(20,931,877)	$(559,173,044)	(27,421,744)	$(575,068,164)

121

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013

	Shares	Amount	Shares	Amount
International Intrinsic Value Fund
Class II:
Shares sold	371,289	$8,007,824	1,230,249	$24,762,609
Shares issued to shareholders in reinvestment of distributions	42,212	913,471	256,870	5,037,027
Shares repurchased	(1,822,689)	(41,047,717)	(7,905,099)	(157,121,955)

Net increase (decrease)	(1,409,188)	$(32,126,422)	(6,417,980)	$(127,322,319)

Class III:
Shares sold	5,549,777	$123,834,105	21,082,732	$418,044,602
Shares issued to shareholders in reinvestment of distributions	383,713	8,395,639	2,694,812	53,417,109
Shares repurchased	(16,208,645)	(363,746,617)	(39,878,950)	(829,019,189)

Net increase (decrease)	(10,275,155)	$(231,516,873)	(16,101,406)	$(357,557,478)

Class IV:
Shares sold	165,299,392	$3,713,276,122	179,162,155	$3,436,981,395
Shares issued to shareholders in reinvestment of distributions	3,475,864	75,947,647	11,116,201	220,646,057
Shares repurchased	(49,476,464)	(1,112,010,489)	(89,538,398)	(1,812,891,848)

Net increase (decrease)	119,298,792	$2,677,213,280	100,739,958	$1,844,735,604

Class M*:
Shares sold	11,217	$239,036	104,304	$2,052,368
Shares issued to shareholders in reinvestment of distributions	—	—	18,152	355,017
Shares repurchased	(596,232)	(12,544,031)	(143,348)	(2,792,765)

Net increase (decrease)	(585,015)	$(12,304,995)	(20,892)	$(385,380)

International Small Companies Fund
Class III:
Shares sold	2,475,897	$21,961,213	1,095,501	$7,496,147
Shares issued to shareholders in reinvestment of distributions	816,150	7,027,048	1,517,039	11,116,742
Shares repurchased	(2,831,093)	(25,293,162)	(14,548,664)	(103,417,930)
Purchase premiums	—	38,786	—	37,669
Redemption fees	—	54,652	—	143,439

Net increase (decrease)	460,954	$3,788,537	(11,936,124)	$(84,623,933)

Resources Fund
Class III:
Shares sold	3,333,781	$70,131,037	4,473,926	$95,250,684
Shares issued to shareholders in reinvestment of distributions	14,320	284,686	22,542	478,172
Shares repurchased	(4,229,614)	(91,811,038)	(22,181)	(494,735)
Purchase premiums	—	211,026	—	286,612
Redemption fees	—	4,514	—	1,484

Net increase (decrease)	(881,513)	$(21,179,775)	4,474,287	$95,522,217

122

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013

	Shares	Amount	Shares		Amount
Resources Fund (continued)
Class IV**:
Shares sold	5,319,428	$115,247,330
Shares issued to shareholders in reinvestment of distributions	30,683	609,687
Shares repurchased	(33,028)	(699,689)
Purchase premiums	—	75,048
Redemption fees	—	2,099

Net increase (decrease)	5,317,083	$115,234,475

Risk Premium Fund
Class III:
Shares sold	45,232	$464,984	645,135	***	$6,696,024	***
Shares issued to shareholders in reinvestment of distributions	14,873	152,446	—		—
Purchase premiums	—	1,516	—		2,569	***
Redemption fees	—	8	—		—

Net increase (decrease)	60,105	$618,954	645,135		$6,698,593

Class IV:
Shares sold	1,888,446	$19,281,035	782,428	****	$8,059,007	****
Shares issued to shareholders in reinvestment of distributions	18,020	184,888	—		—
Shares repurchased	(48,519)	(492,952)	—		—
Purchase premiums	—	2,586	—		367	****
Redemption fees	—	29	—		—

Net increase (decrease)	1,857,947	$18,975,586	782,428		$8,059,374

Class VI:
Shares sold	7,744,196	$82,707,434	58,524,290	*****	$597,548,727	*****
Shares issued to shareholders in reinvestment of distributions	1,526,242	15,659,243	—		—
Shares repurchased	(3,265)	(33,720)	—		—
Purchase premium	—	149,809	—		916,900	*****
Redemption fees	—	753	—		—

Net increase (decrease)	9,267,173	$98,483,519	58,524,290		$598,465,627

Tax-Managed International Equities Fund
Class III:
Shares sold	101,358	$1,485,819	211,447		$2,911,172
Shares issued to shareholders in reinvestment of distributions	75,421	1,141,116	573,850		7,962,239
Shares repurchased	(1,840,800)	(27,941,820)	(4,503,828)		(61,664,020)

Net increase (decrease)	(1,664,021)	$(25,314,885)	(3,718,531)		$(50,790,609)

*	Class M liquidated on March 27, 2013.
**	Period from March 20, 2013 (commencement of operations) through August 31, 2013.
***	Period from December 14, 2012 (commencement of operations) through February 28, 2013.
****	Period from December 17, 2012 (commencement of operations) through February 28, 2013.
*****	Period from November 15, 2012 (commencement of operations) through February 28, 2013.

123

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of the Trust during the period ended August 31, 2013 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Currency Hedged International Equity Fund
GMO International Growth Equity Fund, Class IV	$549,081,026	$11,083,900	$593,311,683	$—	$—	$—
GMO International Intrinsic Value Fund, Class IV	1,638,769,861	787,595,523	179,455,400	16,663,436	—	2,341,789,978

Total	$2,187,850,887	$798,679,423	$772,767,083	$16,663,436	$—	$2,341,789,978

Developed World Stock Fund
GMO U.S. Treasury Fund	$9,708,326	$12,797,000	$11,024,000	$3,986	$929	$11,480,665

International Core Equity Fund
GMO U.S. Treasury Fund	$86,633,100	$99,129,000	$143,470,966	$12,086	$467	$42,281,429

International Growth Equity Fund
GMO U.S. Treasury Fund	$52,767,000	$131,531,000	$135,117,000	$11,803	$4,299	$49,161,461

International Intrinsic Value Fund
GMO U.S. Treasury Fund	$88,307,524	$—	$—	$37,928	$7,771	$88,307,524

International Small Companies Fund
GMO U.S. Treasury Fund	$4,067,469	$12,704,000	$8,640,000	$1,527	$520	$8,131,457

Resources Fund
GMO U.S. Treasury Fund	$1,041,000	$7,886,000	$5,768,000	$893	$98	$3,156,914

Risk Premium Fund
GMO U.S. Treasury Fund	$278,253,028	$—	$—	$119,509	$24,486	$278,253,028

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$5,391,305	$12,221,000	$11,680,318	$1,501	$438	$5,931,149

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2013 through August 31, 2013. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2014.

11.	Subsequent events

Subsequent to August 31, 2013, GMO International Growth Equity Fund received significant redemption requests. As a result, “Large Shareholder Risk” is heightened for the Fund.

124

GMO Trust Funds

Board Review of Management Agreement

August 31, 2013 (Unaudited)

Currency Hedged International Equity Fund

Approval of renewal of management agreement for GMO Currency Hedged International Equity Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

125

GMO Trust Funds

Board Review of Management Agreement — (Continued)

August 31, 2013 (Unaudited)

Developed World Stock Fund

Approval of renewal of management agreement for GMO Developed World Stock Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

126

GMO Trust Funds

Board Review of Management Agreement — (Continued)

August 31, 2013 (Unaudited)

International Core Equity Fund

Approval of renewal of management agreement for GMO International Core Equity Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with fees paid to the Manager for providing sub-advisory services to funds managed by third parties and the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides, on the one hand, to the Fund and, on the other, to the third-party funds for which the Manager serves as subadviser and to the Manager’s separately managed accounts. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

127

GMO Trust Funds

Board Review of Management Agreement — (Continued)

August 31, 2013 (Unaudited)

International Growth Equity Fund

Approval of renewal of management agreement for GMO International Growth Equity Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with fees paid to the Manager for providing sub-advisory services to funds managed by third parties and the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides, on the one hand, to the Fund and, on the other, to the third-party funds for which the Manager serves as subadviser and to the Manager’s separately managed accounts. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

128

GMO Trust Funds

Board Review of Management Agreement — (Continued)

August 31, 2013 (Unaudited)

International Intrinsic Value Fund

Approval of renewal of management agreement for GMO International Intrinsic Value Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

129

GMO Trust Funds

Board Review of Management Agreement — (Continued)

August 31, 2013 (Unaudited)

International Small Companies Fund

Approval of renewal of management agreement for GMO International Small Companies Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

130

GMO Trust Funds

Board Review of Management Agreement — (Continued)

August 31, 2013 (Unaudited)

Resources Fund

Approval of renewal of management agreement for GMO Resources Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

131

GMO Trust Funds

Board Review of Management Agreement — (Continued)

August 31, 2013 (Unaudited)

Tax-Managed International Equities Fund

Approval of renewal of management agreement for GMO Tax-Managed International Equities Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

132

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2013 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2013.

As a shareholder of the Funds, you may incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and /or indirect management fees, direct and/or indirect shareholder services fees, and distribution (12b-1) and/or administration fees for Funds with Class M shares, if applicable, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2013 through August 31, 2013.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid* During the Period	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid* During the Period	Annualized Net Expense Ratio
Currency Hedged International Equity Fund
Class III	$1,000.00	$1,072.90	$3.61	$1,000.00	$1,021.73	$3.52	0.69%
Developed World Stock Fund
Class III	$1,000.00	$1,085.90	$3.15	$1,000.00	$1,022.18	$3.06	0.60%
Class IV	$1,000.00	$1,086.50	$2.89	$1,000.00	$1,022.43	$2.80	0.55%
International Core Equity Fund
Class III	$1,000.00	$1,060.10	$2.75	$1,000.00	$1,022.53	$2.70	0.53%
Class IV	$1,000.00	$1,060.40	$2.44	$1,000.00	$1,022.84	$2.40	0.47%
Class VI	$1,000.00	$1,060.20	$2.28	$1,000.00	$1,022.99	$2.24	0.44%
International Growth Equity Fund
Class III	$1,000.00	$1,047.00	$3.35	$1,000.00	$1,021.93	$3.31	0.65%
Class IV	$1,000.00	$1,047.50	$3.04	$1,000.00	$1,022.23	$3.01	0.59%
International Intrinsic Value Fund
Class II	$1,000.00	$1,065.50	$3.75	$1,000.00	$1,021.58	$3.67	0.72%
Class III	$1,000.00	$1,066.30	$3.39	$1,000.00	$1,021.93	$3.31	0.65%
Class IV	$1,000.00	$1,066.20	$3.07	$1,000.00	$1,022.23	$3.01	0.59%
International Small Companies Fund
Class III	$1,000.00	$1,064.10	$3.95	$1,000.00	$1,021.37	$3.87	0.76%
Resources Fund
Class III	$1,000.00	$964.60	$3.71	$1,000.00	$1,021.42	$3.82	0.75%
Class IV(a)	$1,000.00	$972.50	$3.10	$1,000.00	$1,019.32	$3.18	0.70%
Risk Premium Fund
Class III	$1,000.00	$985.20	$3.00	$1,000.00	$1,022.18	$3.06	0.60%
Class IV	$1,000.00	$985.20	$2.75	$1,000.00	$1,022.43	$2.80	0.55%
Class VI	$1,000.00	$986.10	$2.55	$1,000.00	$1,022.64	$2.60	0.51%
Tax-Managed International Equities Fund
Class III	$1,000.00	$1,064.70	$3.38	$1,000.00	$1,021.93	$3.31	0.65%

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31,2013, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

(a)	For the period March 20, 2013 (commencement of operations) through August 31, 2013. Expense is calculated using the Class’s annualized net expense ratio for the period ended August 31, 2013, multiplied by the average account value over the period, multiplied by 164 days in the period, divided by 365 days in the year.

133

GMO Trust

Semiannual Report

August 31, 2013

Emerging Countries Fund

Emerging Domestic Opportunities Fund

Emerging Markets Fund

Taiwan Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	86.3%
Preferred Stocks	9.4
Investment Funds	3.1
Mutual Funds	0.4
Short-Term Investments	0.2
Other	0.6

100.0%

Country Summary*	% of Investments
South Korea	21.4%
Brazil	14.3
Russia	13.9
China	13.5
Taiwan	7.0
Indonesia	5.4
India	4.3
Thailand	4.1
South Africa	2.6
Poland	2.4
Czech Republic	2.3
Mexico	2.1
Turkey	1.3
Egypt	1.2
Philippines	1.1
Peru	1.0
Malaysia	0.7
United Kingdom**	0.4
United States**	0.4
France**	0.3
Morocco	0.2
Hungary	0.1
Norway**	0.0 ^

100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

**	Includes companies that derive at least 50% of their revenues or profits from emerging markets.

Industry Group Summary	% of Equity Investments***
Banks	20.7%
Telecommunication Services	16.6
Energy	15.2
Materials	12.9
Automobiles & Components	7.2
Software & Services	5.7
Semiconductors & Semiconductor Equipment	4.6
Technology Hardware & Equipment	4.0
Utilities	2.2
Media	1.9
Capital Goods	1.7
Food, Beverage & Tobacco	1.3
Diversified Financials	0.9
Real Estate	0.8
Consumer Durables & Apparel	0.7
Insurance	0.6
Consumer Services	0.5
Health Care Equipment & Services	0.5
Food & Staples Retailing	0.5
Pharmaceuticals, Biotechnology & Life Sciences	0.5
Transportation	0.4
Retailing	0.4
Commercial & Professional Services	0.1
Household & Personal Products	0.1

100.0%

***	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. The table excludes exposure to derivative contracts and ETFs if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 86.3%

	Brazil — 7.7%
1,700	Banco Bradesco SA	22,514
184,260	Banco do Brasil SA	1,780,085
18,905	Banco Santander Brasil SA	108,076
45,395	Banco Santander Brasil SA ADR	261,929
8,600	BM&FBOVESPA SA	42,136
9,300	BR Malls Participacoes SA	70,550
12,200	BR Properties SA	92,806
7,100	Brasil Brokers Participacoes SA	15,623
1,100	Cia de Saneamento Basico do Estado de Sao Paulo	9,032
63,652	Cielo SA	1,558,253
8,400	Cyrela Brazil Realty SA	55,344
10,450	Duratex SA	52,908
1,900	Fibria Celulose SA *	21,963
64,500	Gerdau SA	386,575
12,053	Gol Linhas Aereas Inteligentes SA ADR *	44,114
4,455	Localiza Rent a Car SA	58,163
1,100	Lojas Renner SA	26,459
3,300	LPS Brasil Consultoria de Imoveis SA	21,037
3,500	Multiplan Empreendimentos Imobiliarios SA	70,324
2,000	Multiplus SA	21,844
3,128	Qualicorp SA *	24,450
9,000	Tim Participacoes SA	35,382
1,900	Totvs SA	29,783
23,400	Vale SA	337,571
56,500	Vale SA Sponsored ADR	814,165

	Total Brazil	5,961,086

	China — 12.9%
164,802	Agricultural Bank of China Ltd - Class H	70,443
2,100	Baidu Inc Sponsored ADR *	284,613
1,677,000	Bank of China Ltd - Class H	705,352
18,950	Beijing Enterprises Holdings Ltd	134,375
14,000	Belle International Holdings Ltd	19,256
34,000	Brilliance China Automotive Holdings Ltd *	49,803
164,900	China Coal Energy Co Ltd - Class H	96,832
569,160	China Communications Services Corp Ltd - Class H	382,298
1,552,720	China Construction Bank - Class H	1,134,603
107,000	China Everbright International Ltd	100,873
23,000	China Life Insurance Co Ltd - Class H	56,138
8,000	China Mengniu Dairy Co Ltd	33,846
211,334	China Mobile Ltd	2,277,697
2,282	China Mobile Ltd Sponsored ADR	123,159
14,000	China Oilfield Services Ltd - Class H	35,926
13,600	China Overseas Land & Investment Ltd	40,097
382,607	China Petroleum & Chemical Corp - Class H	275,508
22,000	China Resources Land Ltd	60,114

Shares	Description	Value ($)
	China — continued
21,000	China Shenhua Energy Co Ltd - Class H	65,044
300	China Telecom Corp Ltd ADR	15,165
2,055,900	China Telecom Corp Ltd - Class H	1,039,397
22,000	China Unicom Hong Kong Ltd	33,233
8,800	China Unicom Hong Kong Ltd ADR	132,440
229,000	CNOOC Ltd	452,800
1,649	CNOOC Ltd ADR	330,624
93,800	Dongfeng Motor Group Co Ltd - Class H	129,596
4,500	Great Wall Motor Co Ltd - Class H	22,808
36,000	Huaneng Power International Inc - Class H	35,791
1,883,000	Industrial and Commercial Bank of China Ltd - Class H	1,231,305
19,000	Inner Mongolia Yitai Coal Co Ltd - Class B	39,193
16,000	Kunlun Energy Co Ltd	23,184
68,000	Lenovo Group Ltd	65,576
8,300	New Oriental Education & Technology Group Inc Sponsored ADR *	176,209
9,000	Ping An Insurance (Group) Co of China Ltd - Class H	62,848
5,600	Sands China Ltd	32,058
14,000	Shanghai Industrial Holdings Ltd	45,695
16,500	Sun Art Retail Group Ltd	22,475
165,000	Yangzijiang Shipbuilding Holdings Ltd	121,962
12,000	Zhejiang Expressway Co Ltd - Class H	10,044

	Total China	9,968,380

	Czech Republic — 2.2%
51,717	CEZ AS	1,194,499
1,040	Komercni Banka AS	224,332
3,575	Pegas Nonwovens SA	105,169
282	Philip Morris CR AS	156,235

	Total Czech Republic	1,680,235

	Egypt — 1.1%
14,835	Alexandria Mineral Oils Co *	149,079
36,806	ElSwedy Electric Co	110,839
14,643	Orascom Telecom Holding SAE GDR (Registered Shares) *	43,694
1,398,375	Orascom Telecom Media And Technology Holding SAE	110,049
19,791	Oriental Weavers Co	64,707
34,712	Sidi Kerir Petrochemicals Co	73,495
131,908	South Valley Cement *	82,246
125,763	Telecom Egypt Co	225,248

	Total Egypt	859,357

	France — 0.2%
478	Casino Guichard-Perrachon SA	45,243
1,955	Danone SA	145,570

	Total France	190,813

2	See accompanying notes to the financial statements.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Hungary — 0.1%
6,522	Magyar Telekom Telecommunications Plc	9,024
2,635	OTP Bank Plc	48,950

	Total Hungary	57,974

	India — 4.1%
1,371	Apollo Hospitals Enterprise Ltd	17,800
1,399	Cadila Healthcare Ltd	13,818
31,444	Cairn India Ltd	153,482
6,972	Cipla Ltd	44,091
3,192	Dewan Housing Finance Corp Ltd	5,676
12,405	DLF Ltd	24,271
15,321	HCL Technologies Ltd	241,781
1,468	Hero MotoCorp Ltd *	44,595
16,968	Idea Cellular Ltd *	40,994
7,279	Indian Oil Corp Ltd	23,063
14,433	Infosys Technologies Ltd	673,517
6,060	Infosys Technologies Ltd Sponsored ADR	281,002
13,181	Kajaria Ceramics Ltd	45,725
6,401	Lupin Ltd	77,903
25,799	Mphasis Ltd	164,323
78,858	Sesa Goa Ltd	224,666
23,539	Steel Authority of India Ltd	16,425
3,100	Sterlite Industries India Ltd ADR	18,600
4,136	Sun Pharmaceutical Industries Ltd	32,646
4,824	Sun TV Network Ltd	28,380
15,312	Tata Consultancy Services Ltd	469,903
10,585	Tata Motors Ltd	47,441
400	Tata Motors Ltd Sponsored ADR	8,928
10,482	Tech Mahindra Ltd	217,623
523	Ultratech Cement Ltd	11,786
20,162	Wipro Ltd	145,544
8,746	Wipro Ltd ADR	78,889

	Total India	3,152,872

	Indonesia — 5.2%
443,000	ACE Hardware Indonesia Tbk PT	28,747
2,275,000	Astra International Tbk PT	1,257,224
194,816	Bank Danamon Indonesia Tbk PT	72,086
344,172	Bank Mandiri Persero Tbk PT	223,082
70,000	Bank Negara Indonesia Persero Tbk PT	24,595
867,500	Bank Rakyat Indonesia Persero Tbk PT	522,446
30,000	First Real Estate Investment Trust	24,163
685,000	Global Mediacom Tbk PT *	109,339
114,000	Indosat Tbk PT	42,948
1,519,000	Kalbe Farma Tbk PT	187,043
274,000	Lippo Karawaci Tbk PT *	28,792
870,500	Media Nusantara Citra Tbk PT *	234,065
132,715	Semen Gresik Persero Tbk PT	152,804
2,815,000	Telekomunikasi Indonesia Persero Tbk PT	565,448

Shares	Description	Value ($)
	Indonesia — continued
14,800	Telekomunikasi Indonesia Tbk PT Sponsored ADR	548,488

	Total Indonesia	4,021,270

	Malaysia — 0.7%
69,280	AMMB Holdings Berhad	156,582
108,500	CIMB Group Holdings Berhad	239,990
27,870	Hong Leong Bank Berhad	119,473

	Total Malaysia	516,045

	Mexico — 2.0%
11,600	Alsea SA	29,519
29,240	America Movil SAB de CV	564,332
373,100	America Movil SAB de CV - Class L	361,065
20,000	Fibra Uno Administracion SA de CV (REIT)	57,645
9,600	Fomento Economico Mexicano SAB de CV	90,511
15,400	Grupo Financiero Banorte SAB de CV - Class O	94,825
3,300	Grupo Financiero Santander Mexico SAB de CV	45,012
49,800	Grupo Financiero Santander Mexico SAB de CV - Class B	135,933
20,800	Grupo Televisa SAB - Series CPO	104,335
20,500	Wal-Mart de Mexico SAB de CV - Class V	49,098

	Total Mexico	1,532,275

	Morocco — 0.2%
14,574	Maroc Telecom	153,836

	Norway — 0.0%
1,464	Telenor ASA	30,375

	Peru — 1.0%
55,037	Compania de Minas Buenaventura SA ADR	695,117
1,900	Southern Copper Corp	52,250

	Total Peru	747,367

	Philippines — 1.1%
103,020	BDO Unibank Inc	170,343
9,300	GT Capital Holdings Inc	161,078
1,771,300	Lopez Holding Corp	200,021
63,787	Metropolitan Bank & Trust	116,117
2,372	Philippine Long Distance Telephone Co	151,826
26,600	Puregold Price Club Inc	22,991
3,120	San Miguel Corp	5,243

	Total Philippines	827,619

	Poland — 2.3%
354	Jastrzebska Spolka Weglowa SA	7,445
47,393	KGHM Polska Miedz SA	1,797,662

	Total Poland	1,805,107

See accompanying notes to the financial statements.	3

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Russia — 10.5%
7,900	CTC Media Inc	84,688
2,353	Eurasia Drilling Co Ltd GDR	90,711
6,614	Gazprom Neft JSC Sponsored ADR *	136,079
44,716	Gazprom Neft-Class S	182,052
305,204	Gazprom OAO Sponsored ADR	2,397,739
46,022	KamAZ	74,624
17,171	Lukoil OAO Sponsored ADR	994,986
720	Magnit OJSC	160,742
876	Magnit OJSC GDR	48,579
1,649	Mail.ru Group Ltd GDR (Registered Shares)	53,814
1,304	MegaFon OAO GDR	44,024
17,492	Mobile Telesystems Sponsored ADR *	370,131
25,730	Moscow Exchange MICEX-RTS	47,129
5,601	Rosneft OJSC GDR (Registered)	41,147
152,818	Sberbank Sponsored ADR	1,610,921
1,448	Sistema JSFC Sponsored GDR (Registered Shares)	32,061
63,649	Surgutneftegas Sponsored ADR	495,761
13,635	Tatneft Sponsored ADR	516,329
4,800	VimpelCom Ltd Sponsored ADR	51,504
246,578	VTB Bank OJSC GDR (Registered Shares)	653,810

	Total Russia	8,086,831

	South Africa — 2.5%
85,879	African Bank Investments Ltd	136,481
2,852	Bidvest Group Ltd	70,089
6,869	Coronation Fund Managers Ltd	44,749
12,014	Exxaro Resources Ltd	189,864
7,286	FirstRand Ltd	21,297
34,904	Growthpoint Properties Ltd	80,550
1,252	Imperial Holdings Ltd	25,333
17,397	MTN Group Ltd	317,776
7,291	Naspers Ltd - N Shares	600,586
421	RMB Holdings Ltd	1,654
4,120	Sasol Ltd	192,906
1,300	Sasol Ltd Sponsored ADR	60,853
500	Sibanye Gold Ltd Sponsored ADR *	2,065
49,055	Telkom South Africa Ltd *	109,259
2,562	Truworths International Ltd	20,426
4,549	Vodacom Group Ltd	51,332

	Total South Africa	1,925,220

	South Korea — 19.9%
211	Cheil Industries Inc	16,701
239	CJ Corp	22,849
1,990	Daewoo Securities Co Ltd	16,614
1,150	Daewoo Shipbuilding & Marine Engineering Co Ltd	30,473
14,102	DGB Financial Group Inc	196,709
3,330	Dongbu Insurance Co Ltd	140,974
510	Doosan Heavy Industries and Construction Co	19,501

Shares	Description	Value ($)
	South Korea — continued
5,706	GS Holdings	289,849
31,571	Hana Financial Group Inc	990,724
610	Hankook Tire Co Ltd	31,532
14,727	Hanwha Corp	430,650
84	Honam Petrochemical Corp	12,872
2,630	Hynix Semiconductor Inc *	66,468
382	Hyosung Corp	24,328
938	Hyundai Engineering & Construction	48,236
552	Hyundai Heavy Industries Co Ltd	112,399
2,632	Hyundai Mobis	658,844
4,343	Hyundai Motor Co	968,465
4,248	Hyundai Steel Co	279,159
212	Hyundai Wia Corp	32,568
43,925	Industrial Bank of Korea	445,143
5,103	INTOPS Co Ltd	101,705
2,060	Kangwon Land Inc	51,229
17,216	KB Financial Group Inc	549,223
1,500	KB Financial Group Inc ADR	47,415
25,483	Kia Motors Corp	1,533,124
109	Korea Kumho Petrochemical Co Ltd	8,979
105	Korea Zinc Co Ltd	30,057
9,220	KT Corp	299,076
29,500	KT Corp Sponsored ADR	474,065
664	KT&G Corp	43,373
36	LG Chem Ltd	9,261
474	LG Corp	28,483
1,600	LG Display Co Ltd ADR *	20,768
1,550	LG Electronics Inc	100,508
9,638	LG Uplus Corp *	113,138
206	Lotte Shopping Co Ltd	63,051
233	NCSoft Corp	33,782
3,093	POSCO	893,335
277	POSCO ADR	19,950
47,580	Samho International Co Ltd *	73,870
657	Samsung C&T Corp	33,736
819	Samsung Electro Mechanics Co Ltd	59,912
196	Samsung Electronics Co Ltd GDR (Registered Shares)	119,398
1,047	Samsung Engineering Co Ltd	78,915
593	Samsung Fire & Marine Insurance Co Ltd	133,306
1,830	Samsung Heavy Industries Co Ltd	64,669
685	Samsung Life Insurance Co Ltd	65,295
331	Samsung SDI Co Ltd	50,078
1,761	Samsung Electronics Co Ltd	2,159,004
14,193	Shinhan Financial Group Co Ltd	515,818
6,316	SK Innovation Co Ltd	790,583
54,939	SK Telecom Co Ltd ADR	1,204,812
353	SK Holdings Co Ltd	59,223
607	Woongjin Coway Co Ltd	31,977
66,134	Woori Finance Holdings Co Ltd	657,107

	Total South Korea	15,353,283

4	See accompanying notes to the financial statements.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Taiwan — 6.7%
43,000	Advanced Semiconductor Engineering Inc	37,736
22,000	Asustek Computer Inc	174,543
28,000	Catcher Technology Co Ltd	132,411
33,235	Cheng Shin Rubber Industry Co Ltd	85,249
241,884	Chunghwa Telecom Co Ltd	762,883
886,577	Compal Electronics Inc	594,178
36,000	Delta Electronics Inc	162,073
123,200	E.Sun Financial Holdings Co Ltd	77,719
104,914	Far EasTone Telecommunications Co Ltd	264,765
16,800	Foxconn Technology Co Ltd	42,596
5,000	Giant Manufacturing Co Ltd	33,509
118,000	Hon Hai Precision Industry Co Ltd *	318,231
45,000	HTC Corp	233,951
42,000	Innolux Display Corp *	20,891
2,000	Largan Precision Co Ltd	69,533
90,996	Lite-On Technology Corp	153,781
16,000	MediaTek Inc	195,290
4,000	Mstar Semiconductor Inc	36,391
34,000	Pegatron Corp *	52,292
21,000	Pou Chen Corp	22,874
6,100	Powertech Technology Inc	11,090
830,200	ProMOS Technologies Inc * (a)	—
57,715	Quanta Computer Inc	120,843
25,000	Siliconware Precision Industries Co	27,970
307,012	Taishin Financial Holding Co Ltd	131,755
69,928	Taiwan Mobile Co Ltd	251,475
26,300	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	435,528
46,000	Taiwan Semiconductor Manufacturing Co Ltd	152,507
16,000	TPK Holding Co Ltd	168,801
77,000	United Microelectronics Corp	31,462
421,747	Wistron Corp	376,538

	Total Taiwan	5,178,865

	Thailand — 3.9%
53,090	Advanced Info Service Pcl (Foreign Registered)	394,047
6	Bangkok Bank Pcl NVDR	33
87,100	Bangkok Dusit Medical Service Pcl (Foreign Registered)	347,517
20,650	Banpu Pcl (Foreign Registered)	176,673
452,200	BTS Rail Mass Transit Growth Infrastructure Fund	131,014
70,400	Charoen Pokphand Foods Pcl (Foreign Registered)	50,628
77,900	Electricity Generating Pcl (Foreign Registered)	311,171
184,095	Hemaraj Land and Development Pcl (Foreign Registered)	15,758
68,190	Home Product Center Pcl (Foreign Registered)	23,587
124,500	Jasmine International Pcl (Foreign Registered)	27,905

Shares	Description	Value ($)
	Thailand — continued
110	Kasikornbank Pcl (Foreign Registered) (a)	540
12,327	PTT Exploration & Production Pcl (Foreign Registered)	63,580
100,122	PTT Pcl (Foreign Registered)	1,014,105
27,080	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (a)	41,755
234,400	Sansiri Pcl (Foreign Registered)	14,858
15,500	Shin Corp Pcl	36,429
34,800	Shin Corp Pcl (Foreign Registered) (a)	82,894
5,739	Siam Cement Pcl (Foreign Registered) (a)	70,353
3,000	Siam Cement Pcl NVDR	36,498
43,400	Thai Airways International Pcl (Foreign Registered)	21,762
43,400	Thai Oil Pcl (Foreign Registered)	73,169
74,400	Thai Tap Water Supply Pcl (Foreign Registered)	22,592
10,150	Total Access Communication Pcl (Foreign Registered) (a)	33,664
5,800	VGI Global Media Pcl (Foreign Registered)	17,553

	Total Thailand	3,008,085

	Turkey — 1.3%
23,895	Akbank TAS	78,796
13,936	Arcelik AS	69,420
958	BIM Birlesik Magazalar AS	17,574
1,782	Bizim Toptan Satis Magazalari AS	21,625
13,245	Dogus Otomotiv Servis ve Ticaret AS	49,330
4,152	Haci Omer Sabanci Holding AS	17,560
8,502	KOC Holding AS	34,050
11,080	Tofas Turk Otomobil Fabrikasi AS	56,838
66,932	Turk Telekomunikasyon AS	202,686
919	Turk Traktor ve Ziraat Makineleri AS	24,122
19,329	Turkcell Iletisim Hizmet AS *	100,981
600	Turkcell Iletisim Hizmetleri AS ADR *	7,896
64,270	Turkiye Garanti Bankasi AS	219,788
1,674	Turkiye Halk Bankasi AS	10,585
33,247	Yapi ve Kredi Bankasi AS	65,465

	Total Turkey	976,716

	United Kingdom — 0.4%
3,711	British American Tobacco Plc	187,645
128	British American Tobacco Plc Sponsored ADR	13,001
200	Unilever Plc Sponsored ADR	7,636
2,650	Unilever Plc	101,044

	Total United Kingdom	309,326

	United States — 0.3%
1,551	Colgate-Palmolive Co.	89,601
500	Mead Johnson Nutrition Co.	37,515
490	Tupperware Brands Corp.	39,578

See accompanying notes to the financial statements.	5

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	United States — continued
1,500	Yum! Brands, Inc.	105,030

	Total United States	271,724

	TOTAL COMMON STOCKS (COST $74,880,914)	66,614,661

	PREFERRED STOCKS — 9.4%

	Brazil — 5.9%
6,543	Banco Bradesco SA 0.24%	75,989
12,800	Banco Bradesco SA ADR 0.29%	148,736
28,300	Banco do Estado do Rio Grande do Sul SA - Class B 1.13%	169,377
54,400	Bradespar SA 2.09%	562,480
1,200	Cia de Bebidas das Americas ADR 2.70%	41,736
1,200	Companhia de Bebidas das Americas 3.20%	41,845
3,000	Companhia Energetica de Minas Gerais Sponsored ADR 2.92%	23,850
4,800	Gol Linhas Aereas Inteligentes SA *	17,020
12,000	Itau Unibanco Holding SA 0.62%	145,854
38,413	Itau Unibanco Holding SA ADR 0.65%	467,486
140,534	Itausa-Investimentos Itau SA 0.73%	492,409
18,100	Klabin SA 4.04%	93,385
38,000	Metalurgica Gerdau SA 0.38%	337,165
5,700	Randon Participacoes SA 0.03%	27,712
14,400	Suzano Papel e Celulose SA 1.03%	56,732
3,000	Telefonica Brasil SA 2.96%	58,442
3,500	Telefonica Brasil SA ADR 3.44%	69,055
1,700	Tim Participacoes SA ADR	33,524
16,600	Usinas Siderrurgicas de Minas Gerais SA *	71,731
126,030	Vale SA Sponsored ADR 2.86%	1,635,869

	Total Brazil	4,570,397

	Russia — 2.9%
97,018	Sberbank 4.56%	203,923
967,124	Surgutneftegaz OJSC 7.01%	653,592
586	Transneft 0.90%	1,346,113

	Total Russia	2,203,628

	South Korea — 0.6%
3,733	Hyundai Motor Co 1.81%	375,279
123	Samsung Electronics Co Ltd (Non-Voting) 0.91%	101,449

	Total South Korea	476,728

	TOTAL PREFERRED STOCKS (COST $8,484,510)	7,250,753

Shares / Par Value		Description	Value ($)
		INVESTMENT FUNDS — 3.1%

		United States — 3.1%
	63,461	iShares MSCI Emerging Markets ETF	2,414,057

		TOTAL INVESTMENT FUNDS (COST $2,498,490)	2,414,057

		MUTUAL FUNDS — 0.4%

		United States — 0.4%
		Affiliated Issuers
	11,401	GMO U.S. Treasury Fund	285,029

		TOTAL MUTUAL FUNDS (COST $285,029)	285,029

		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
HKD	378,016	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/13	48,748
SGD	257	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/13	201
USD	67,685	JPMorgan Chase (New York) Time Deposit, 0.06%, due 09/03/13	67,685
ZAR	220,844	JPMorgan Chase (New York) Time Deposit, 4.15%, due 09/03/13	21,480

		Total Time Deposits	138,114

		TOTAL SHORT-TERM INVESTMENTS (COST $138,114)	138,114

		TOTAL INVESTMENTS — 99.4% (Cost $86,287,057)	76,702,614
		Other Assets and Liabilities (net) — 0.6%	493,815

		TOTAL NET ASSETS — 100.0%	$77,196,429

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 23.

6	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	90.2%
Mutual Funds	3.7
Preferred Stocks	2.1
Investment Funds	1.1
Short-Term Investments	0.6
Swap Contracts	0.5
Debt Obligations	0.3
Other	1.5

100.0%

Country Summary*	% of Investments
China	18.9%
United States**	15.6
United Kingdom**	12.5
Russia	7.4
France**	6.0
Brazil	4.5
Indonesia	4.3
Panama	4.2
Turkey	3.8
Mexico	3.8
South Korea	2.9
Malaysia	2.8
Switzerland**	2.2
Philippines	2.2
South Africa	2.2
Thailand	1.7
Taiwan	1.1
Norway**	1.1
Qatar	0.8
Nigeria	0.8
India	0.7
Vietnam	0.5

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

**	Includes companies that derive at least 50% of their revenues or profits from emerging markets.

Industry Group Summary	% of Equity Investments***
Food, Beverage & Tobacco	19.5%
Telecommunication Services	10.9
Transportation	9.7
Banks	8.8
Software & Services	6.8
Consumer Services	6.1
Capital Goods	4.6
Media	4.2
Diversified Financials	3.8
Health Care Equipment & Services	3.7
Food & Staples Retailing	3.6
Household & Personal Products	3.1
Automobiles & Components	2.7
Real Estate	2.6
Consumer Durables & Apparel	2.2
Pharmaceuticals, Biotechnology & Life Sciences	1.6
Utilities	1.4
Retailing	1.3
Materials	1.3
Insurance	1.2
Energy	0.9

100.0%

***	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. The table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

7

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 90.2%

	Brazil — 2.3%
1,535,575	Localiza Rent a Car SA	20,047,847
839,500	LPS Brasil Consultoria de Imoveis SA	5,351,661
875,400	Multiplus SA	9,561,359
1,072,700	Qualicorp SA *	8,384,859
608,900	Smiles SA	7,018,064

	Total Brazil	50,363,790

	China — 14.0%
832,500	Baidu Inc Sponsored ADR *	112,828,725
4,163,500	Beijing Enterprises Holdings Ltd	29,523,534
15,282,000	Brilliance China Automotive Holdings Ltd *	22,385,183
5,295,600	China Mengniu Dairy Co Ltd	22,404,390
1,715,030	China Mobile Ltd	18,484,101
78,100	China Mobile Ltd Sponsored ADR	4,215,057
6,546,000	Dongfeng Motor Group Co Ltd - Class H	9,044,062
2,155,000	Galaxy Entertainment Group Ltd *	13,084,294
2,218,600	Great Wall Motor Co Ltd - Class H	11,245,064
1,641,000	New Oriental Education & Technology Group Inc Sponsored ADR *	34,838,430
2,471,600	Sands China Ltd	14,148,874
7,218,400	Sun Art Retail Group Ltd	9,832,169
139,200	Vipshop Holdings Ltd *	6,027,360

	Total China	308,061,243

	France — 4.7%
183,020	Casino Guichard-Perrachon SA	17,322,938
915,633	Danone SA	68,178,410
109,788	L’Oreal SA	18,329,409

	Total France	103,830,757

	India — 2.4%
500,649	Apollo Hospitals Enterprise Ltd	6,499,997
615,932	Cadila Healthcare Ltd	6,083,742
2,938,671	Idea Cellular Ltd *	7,099,774
1,572,753	Kajaria Ceramics Ltd	5,455,906
1,525,220	Lupin Ltd	18,562,452
1,680,607	Sun TV Network Ltd	9,887,266

	Total India	53,589,137

	Indonesia — 3.8%
119,236,640	ACE Hardware Indonesia Tbk PT	7,737,539
18,137,950	Bank Mandiri Persero Tbk PT	11,756,493
22,311,500	Bank Negara Indonesia Persero Tbk PT	7,839,208
8,738,800	First Real Estate Investment Trust	7,038,474
71,945,000	Lippo Karawaci Tbk PT *	7,560,080
31,470,000	Media Nusantara Citra Tbk PT *	8,461,840
13,753,200	Semen Gresik Persero Tbk PT	15,835,006

Shares	Description	Value ($)
	Indonesia — continued
181,923,000	Sumber Alfaria Trijaya Tbk PT	9,484,172
21,785,500	Tempo Scan Pacific Tbk PT	7,255,249

	Total Indonesia	82,968,061

	Malaysia — 2.2%
5,594,200	AMMB Holdings Berhad	12,643,628
16,509,600	CIMB Group Holdings Berhad	36,517,405

	Total Malaysia	49,161,033

	Mexico — 3.0%
4,635,300	Alsea SA	11,795,539
7,675,800	Fibra Uno Administracion SA de CV (REIT)	22,123,723
1,369,100	Grupo Financiero Santander Mexico SAB de CV	18,674,524
321,800	Grupo Televisa SAB Sponsored ADR	8,093,270
1,033,400	Grupo Televisa SAB - Series CPO	5,183,629

	Total Mexico	65,870,685

	Nigeria — 0.6%
2,350,390	Nestle Nigeria Plc	13,366,289

	Norway — 0.9%
906,232	Telenor ASA	18,802,743

	Panama — 3.3%
559,900	Copa Holdings SA - Class A	73,223,722

	Philippines — 5.3%
7,335,424	BDO Unibank Inc	12,129,103
64	Bloomberry Resorts Corp *	15
23,812,250	First Gen Corp	8,786,200
29,590,640	GMA Holdings Inc	5,625,393
1,744,300	GT Capital Holdings Inc	30,211,629
51,291,700	LT Group Inc	22,270,426
4,984,122	Metropolitan Bank & Trust	9,073,050
134,849	Philippine Long Distance Telephone Co	8,631,333
75,350	Philippine Long Distance Telephone Co Sponsored ADR	4,773,422
10,801,600	Philweb Corp	2,757,044
7,931,597	Puregold Price Club Inc	6,855,512
1,007,850	Semirara Mining Corp	5,459,485

	Total Philippines	116,572,612

	Qatar — 0.6%
2,593,419	Qatar Gas Transport Co Nakilat	13,702,833

	Russia — 6.2%
2,505,800	CTC Media Inc	26,862,176
555,791	Global Ports Investments Plc	5,841,206

8	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
34,604	Magnit OJSC	7,725,452
206,481	Magnit OJSC GDR	11,450,505
810,028	Mail.ru Group Ltd GDR (Registered Shares)	26,434,468
2,073,700	Mobile Telesystems Sponsored ADR *	43,879,492
7,583,927	Moscow Exchange MICEX-RTS	13,891,229

	Total Russia	136,084,528

	South Africa — 1.7%
358,789	Bidvest Group Ltd	8,817,353
3,181,022	Coronation Fund Managers Ltd	20,722,916
3,720,191	Growthpoint Properties Ltd	8,585,340

	Total South Africa	38,125,609

	South Korea — 2.3%
194,950	Kia Motors Corp	11,728,705
107,129	Samsung Fire & Marine Insurance Co Ltd	24,082,499
274,057	Woongjin Coway Co Ltd	14,437,641

	Total South Korea	50,248,845

	Switzerland — 1.7%
584,578	Nestle SA (Registered)	38,257,260

	Taiwan — 0.9%
2,061,000	Giant Manufacturing Co Ltd	13,812,544
1,529,000	Taiwan Mobile Co Ltd	5,498,584

	Total Taiwan	19,311,128

	Thailand — 10.0%
7,567,600	Advanced Info Service Pcl (Foreign Registered)	56,168,575
2,954,175	Bangkok Dusit Medical Service Pcl (Foreign Registered)	11,786,769
200,359,684	BTS Rail Mass Transit Growth Infrastructure Fund	58,049,248
1,845,400	Electricity Generating Pcl (Foreign Registered)	7,371,448
20,594,880	Hemaraj Land and Development Pcl (Foreign Registered)	1,762,910
48,130,700	Jasmine International Pcl (Foreign Registered)	10,788,055
6,156,738	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (a)	9,493,049
2,428,600	Ratchaburi Electricity Generating Holding Pcl NVDR	3,744,649
7,826,200	Shin Corp Pcl	18,393,488
5,667,900	Shin Corp Pcl (Foreign Registered) (a)	13,500,967
834,000	Siam Cement Pcl NVDR	10,146,361
1,172,717	Thai Airways International Pcl (Foreign Registered)	588,025

Shares	Description	Value ($)
	Thailand — continued
2,151,300	Total Access Communication Pcl (Foreign Registered) (a)	7,135,082
2,020,500	Total Access Communication Pcl NVDR	6,215,894
653,700	Toyo-Thai Corp Pcl (Foreign Registered)	489,081
1,933,975	VGI Global Media Pcl (Foreign Registered)	5,852,913

	Total Thailand	221,486,514

	Turkey — 3.0%
216,643	BIM Birlesik Magazalar AS	3,974,186
586,104	Bizim Toptan Satis Magazalari AS	7,112,630
3,588,986	Dogus Otomotiv Servis ve Ticaret AS	13,366,938
1,485,823	Pegasus Hava Tasimaciligi AS *	20,223,078
290,212	Turk Traktor ve Ziraat Makineleri AS	7,617,470
4,250,334	Turkiye Garanti Bankasi AS	14,535,139

	Total Turkey	66,829,441

	United Kingdom — 9.9%
1,764,848	British American Tobacco Plc	89,238,912
18,809	British American Tobacco Plc Sponsored ADR	1,910,430
626,712	Diageo Plc	19,206,450
4,663,984	HSBC Holdings Plc	48,831,707
267,228	Unilever Plc Sponsored ADR	10,202,765
1,259,565	Unilever Plc	48,026,874

	Total United Kingdom	217,417,138

	United States — 11.0%
1,466,200	Abbott Laboratories	48,868,446
762,446	Colgate-Palmolive Co.	44,046,505
229,800	Cummins, Inc.	28,311,360
170,500	Mead Johnson Nutrition Co.	12,792,615
546,700	PepsiCo, Inc.	43,588,391
219,298	Tupperware Brands Corp.	17,712,700
688,300	Yum! Brands, Inc.	48,194,766

	Total United States	243,514,783

	Vietnam — 0.4%
1,472,475	Viet Nam Dairy Products JSC	9,036,170

	TOTAL COMMON STOCKS (COST $2,064,340,478)	1,989,824,321

	PREFERRED STOCKS — 2.1%

	Brazil — 1.2%
1,294,800	Gol Linhas Aereas Inteligentes SA *	4,591,047
4,007,249	Gol Linhas Aereas Inteligentes SA ADR *	14,666,531
1,605,100	Randon Participacoes SA 0.03%	7,803,667

	Total Brazil	27,061,245

See accompanying notes to the financial statements.	9

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Russia — 0.9%
9,317,929	Sberbank 4.56%	19,585,476

	TOTAL PREFERRED STOCKS (COST $54,078,690)	46,646,721

	INVESTMENT FUNDS — 1.1%

	China — 0.9%
560,400	iShares China Large-Cap ETF	19,703,664

	Thailand — 0.2%
13,255,583	CPN Commercial Growth Leasehold Property Fund	4,191,361

	TOTAL INVESTMENT FUNDS (COST $26,231,185)	23,895,025

	DEBT OBLIGATIONS — 0.3%

	India — 0.3%
8,330,000	Jaiprakash Associates Ltd, 5.75%, due 09/08/17	6,255,482

	TOTAL DEBT OBLIGATIONS (COST $8,838,815)	6,255,482

	MUTUAL FUNDS — 3.7%

	United States — 3.7%
	Affiliated Issuers
3,268,820	GMO U.S. Treasury Fund	81,720,507

	TOTAL MUTUAL FUNDS (COST $81,720,509)	81,720,507

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.6%

		Time Deposits — 0.6%
GBP	7	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.07%, due 09/03/13	12
NOK	1,535	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.50%, due 09/03/13	251
SGD	74,017	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/13	58,024
USD	567,282	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 09/03/13	567,282
USD	4,406,091	JPMorgan Chase (New York) Time Deposit, 0.06%, due 09/03/13	4,406,091
USD	4,406,091	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.06%, due 09/03/13	4,406,091
USD	4,406,091	Societe Generale (Paris) Time Deposit, 0.06%, due 09/03/13	4,406,091

		Total Time Deposits	13,843,842

		TOTAL SHORT-TERM INVESTMENTS (COST $13,843,842)	13,843,842

		TOTAL INVESTMENTS — 98.0% (Cost $2,249,053,519)	2,162,185,898
		Other Assets and Liabilities (net) — 2.0%	43,237,325

		TOTAL NET ASSETS — 100.0%	$2,205,423,223

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Swap Contracts

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
30,000,155	USD	9/26/2013	JPM	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 1.00%	$839,963
11,517,274	USD	11/18/2013	GS	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 0.50%	749,385
9,420,296	USD	11/18/2013	GS	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 1.00%	853,879
7,929,274	USD	12/20/2013	SG	MSCI Daily Total Return Indonesia	1 month USD LIBOR BBA minus 0.90%	60,542
33,962,810	USD	12/20/2013	JPM	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 0.85%	2,207,188
14,283,974	USD	12/20/2013	BNP	MSCI Daily Total Return Philippines	1 month USD LIBOR BBA minus 0.40%	1,353,405
11,100,017	USD	12/20/2013	BNP	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 0.60%	721,989
14,461,582	USD	12/20/2013	BNP	MSCI Daily Total Return Philippines	1 month USD LIBOR BBA minus 0.40%	1,370,233

10	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Total Return Swaps (continued)

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
10,939,906	USD	12/20/2013	SG	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 0.25%	$712,425
14,614,930	USD	12/20/2013	BNP	MSCI Daily Total Return Philippines	1 month USD LIBOR BBA minus 0.40%	1,384,763
13,463,828	USD	12/20/2013	BNP	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 0.60%	875,740
14,961,371	USD	12/23/2013	BNP	MSCI Daily Total Return Philippines	1 month USD LIBOR BBA minus 0.60%	363,664
6,604,271	USD	12/24/2013	BNP	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 0.30%	185,167
5,062,404	USD	12/26/2013	CSI	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 0.90%	141,768
20,000,635	USD	1/10/2014	BNP	MSCI Daily Total Return Philippines	1 month USD LIBOR BBA minus 1.00%	(1,997,493)
23,631,132	USD	1/30/2014	CSI	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 0.90%	95,428
25,000,086	USD	1/30/2014	CSI	MSCI Daily Total Return India	1 month USD LIBOR BBA minus 0.525%	331,409
21,864,861	USD	1/30/2014	CSI	MSCI Daily Total Return India	1 month USD LIBOR BBA minus 0.10%	344,418
19,409,596	USD	1/30/2014	GS	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 0.70%	80,507
20,950,994	USD	1/30/2014	GS	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 0.70%	85,929

						$10,760,309

				Premiums to (Pay) Receive		$—

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 23.

See accompanying notes to the financial statements.	11

GMO Emerging Markets Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	89.1%
Preferred Stocks	8.8
Investment Funds	0.7
Short-Term Investments	0.1
Mutual Funds	0.0	^
Swap Contracts	(0.0	)^
Other	1.3

	100.0%

Country Summary*	% of Investments
China	19.5%
South Korea	18.5
Russia	14.4
Brazil	12.1
Taiwan	7.7
Indonesia	4.5
Thailand	4.1
India	3.9
South Africa	3.1
Mexico	2.4
Poland	1.8
Turkey	1.7
Czech Republic	1.5
Philippines	1.0
Peru	0.9
Egypt	0.7
Malaysia	0.6
Panama	0.5
United Kingdom**	0.4
United States**	0.3
France**	0.2
Hungary	0.1
Norway**	0.1
Morocco	0.0	^
Nigeria	0.0	^
Qatar	0.0	^
Sri Lanka	0.0	^
Vietnam	0.0	^

	100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

**	Includes companies that derive at least 50% of their revenues or profits from emerging markets.

Industry Group Summary	% of Equity Investments***
Banks	19.3%
Energy	16.5
Telecommunication Services	16.0
Materials	11.9
Automobiles & Components	6.8
Software & Services	4.4
Semiconductors & Semiconductor Equipment	4.4
Technology Hardware & Equipment	4.3
Capital Goods	2.7
Utilities	2.2
Media	1.7
Diversified Financials	1.6
Food, Beverage & Tobacco	1.3
Real Estate	1.3
Transportation	1.1
Insurance	0.9
Consumer Durables & Apparel	0.8
Food & Staples Retailing	0.6
Pharmaceuticals, Biotechnology & Life Sciences	0.6
Health Care Equipment & Services	0.5
Consumer Services	0.5
Retailing	0.4
Household & Personal Products	0.1
Commercial & Professional Services	0.1

100.0%

***	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. The table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

12

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 89.1%

	Brazil — 6.5%
14,424,500	Banco do Brasil SA	139,351,087
1,156,300	Banco Santander Brasil SA	6,610,336
5,434,600	Banco Santander Brasil SA ADR	31,357,642
1,149,600	BR Malls Participacoes SA	8,720,954
788,200	BR Properties SA	5,995,863
822,300	Brasil Brokers Participacoes SA	1,809,374
5,377,532	Cielo SA	131,646,365
736,100	Cyrela Brazil Realty SA	4,849,847
498,790	Duratex SA	2,525,360
315,500	Equatorial Energia SA	2,651,260
1,615,165	Gerdau SA	9,680,362
472,100	Grendene SA	3,789,147
774,100	Grupo BTG Pactual	8,792,351
355,910	Localiza Rent a Car SA	4,646,617
286,700	LPS Brasil Consultoria de Imoveis SA	1,827,661
1,462,100	MRV Engenharia e Participacoes SA	5,104,589
335,500	Multiplan Empreendimentos Imobiliarios SA	6,741,076
4,100	Multiplus SA	44,781
5,866,800	PDG Realty SA Empreendimentos e Participacoes *	5,655,458
175,600	Porto Seguro SA	1,892,192
1,204,600	Qualicorp SA *	9,415,868
954,300	Tim Participacoes SA	3,751,685
291,100	Transmissora Alianca de Energia Eletrica SA	2,684,130
2,449,500	Vale SA	35,336,780
8,238,900	Vale SA Sponsored ADR	118,722,549

	Total Brazil	553,603,334

	China — 19.0%
68,138,000	Agricultural Bank of China Ltd - Class H	29,124,967
1,128,400	AIA Group Ltd	4,924,546
2,696,000	Anta Sports Products Ltd	3,475,093
238,200	Baidu Inc Sponsored ADR *	32,283,246
274,372,152	Bank of China Ltd - Class H	115,401,823
17,214,703	Bank of Communications Co Ltd - Class A	11,061,606
1,566,000	Beijing Enterprises Holdings Ltd	11,104,565
3,436,000	Brilliance China Automotive Holdings Ltd *	5,033,077
3,371,800	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd - Class H	2,621,916
3,880,000	Chaowei Power Holdings Ltd	1,708,330
16,819,700	China Coal Energy Co Ltd - Class H	9,876,764
46,087,550	China Communications Construction Co Ltd - Class H	35,144,657
41,579,700	China Communications Services Corp Ltd - Class H	27,928,591

Shares	Description	Value ($)
	China — continued
14,376,656	China Construction Bank - Class A	9,933,711
222,900,606	China Construction Bank - Class H	162,877,882
12,803,600	China Eastern Airlines Corp Ltd - Class H *	3,883,182
10,332,000	China Everbright International Ltd	9,740,393
11,494,000	China Everbright Ltd	15,443,365
1,860,088	China Life Insurance Co Ltd - Class A	4,200,404
1,727,000	China Life Insurance Co Ltd - Class H	4,215,239
1,191,000	China Mengniu Dairy Co Ltd	5,038,830
25,555,237	China Mobile Ltd	275,427,011
726,600	China Mobile Ltd Sponsored ADR	39,214,602
1,132,000	China Oilfield Services Ltd - Class H	2,904,911
12,416,400	China Overseas Land & Investment Ltd	36,607,024
2,631,227	China Pacific Insurance Group Co Ltd - Class A	7,405,809
62,364,236	China Petroleum & Chemical Corp - Class H	44,907,252
850,400	China Railway Construction Corp Ltd - Class A	645,462
12,215,520	China Railway Construction Corp Ltd - Class H	11,591,208
46,021,000	China Railway Group Ltd - Class H	23,521,242
1,346,000	China Resources Land Ltd	3,677,869
4,447,342	China Shenhua Energy Co Ltd - Class A	12,032,199
6,248,000	China Shenhua Energy Co Ltd - Class H	19,352,064
11,710,000	China Southern Airlines Co Ltd - Class H	3,970,156
32,900	China Telecom Corp Ltd ADR	1,663,095
192,286,800	China Telecom Corp Ltd - Class H	97,214,009
18,671,200	China Unicom Hong Kong Ltd	28,204,500
732,700	China Unicom Hong Kong Ltd ADR	11,027,135
18,692,350	Citic Pacific Ltd	21,672,925
488,794	CITIC Securities Co Ltd - Class A	876,850
38,594,170	CNOOC Ltd	76,311,939
29,420	CNOOC Ltd ADR	5,898,710
107,000	Dazhong Transportation Group Co Ltd - Class B	73,293
32,394,000	Dongfeng Motor Group Co Ltd - Class H	44,756,089
486,000	Galaxy Entertainment Group Ltd *	2,950,797
495,500	Great Wall Motor Co Ltd - Class H	2,511,462
11,524,000	Guangzhou Automobile Group Co Ltd	11,746,402
3,170,000	Huaneng Power International Inc - Class H	3,151,589
18,097,781	Industrial and Commercial Bank of China Ltd - Class A	11,491,368
261,200,037	Industrial and Commercial Bank of China Ltd - Class H	170,800,225
1,088,000	Kunlun Energy Co Ltd	1,576,545
562,557	Kweichow Moutai Co Ltd	15,490,341
6,237,000	Lee & Man Paper Manufacturing Ltd	3,676,938
5,071,600	Lenovo Group Ltd	4,890,779
12,108,800	Lonking Holdings Ltd *	2,514,562

See accompanying notes to the financial statements.	13

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	China — continued
806,941	New Oriental Education & Technology Group Inc Sponsored ADR *	17,131,357
6,356,172	Peace Mark Holdings Ltd * (a) (b)	—
39,000	PetroChina Co Ltd ADR	4,243,200
10,637,121	PetroChina Co Ltd - Class H	11,563,870
811,855	Ping An Insurance (Group) Co of China Ltd - Class A	4,610,385
689,000	Ping An Insurance (Group) Co of China Ltd - Class H	4,811,346
557,600	Sands China Ltd	3,192,026
1,475,000	Shenzhou International Group Holdings Ltd	4,792,312
18,960,000	Skyworth Digital Holdings Ltd	10,246,579
9,072,500	Sun Art Retail Group Ltd	12,357,635
30,400	Vipshop Holdings Ltd *	1,316,320
541,384	Weichai Power Co Ltd - Class A	1,691,631
2,521,098	Weichai Power Co Ltd - Class H	9,108,394
31,403,000	Yangzijiang Shipbuilding Holdings Ltd	23,211,977
38,800	Yanzhou Coal Mining Co Ltd Sponsored ADR	339,888
8,500,000	Yanzhou Coal Mining Co Ltd - Class H	7,560,003
3,076,000	Yuanda China Holdings Ltd	197,460
1,580,000	Zhuzhou CSR Times Electric Co Ltd - Class H	4,961,576

	Total China	1,626,114,508

	Czech Republic — 1.4%
4,160,198	CEZ AS	96,087,429
89,464	Komercni Banka AS	19,297,721
167,583	Pegas Nonwovens SA	4,929,939
4,008	Philip Morris CR AS	2,220,530

	Total Czech Republic	122,535,619

	Egypt — 0.7%
1,247,377	Al Ezz Steel Rebars SAE *	1,984,271
1,203,339	Alexandria Mineral Oils Co *	12,092,506
393,470	ElSwedy Electric Co	1,184,912
581,860	Orascom Telecom Holding SAE *	354,073
3,682,038	Orascom Telecom Holding SAE GDR (Registered Shares) *	10,987,065
50,272,624	Orascom Telecom Media And Technology Holding SAE	3,956,328
5,336,431	Sidi Kerir Petrochemicals Co	11,298,653
7,109,228	South Valley Cement *	4,432,698
7,205,815	Telecom Egypt Co	12,906,013

	Total Egypt	59,196,519

	France — 0.2%
41,134	Casino Guichard-Perrachon SA	3,893,354
210,609	Danone SA	15,682,033

	Total France	19,575,387

Shares	Description	Value ($)
	Hungary — 0.1%
2,935,442	Magyar Telekom Telecommunications Plc	4,061,681
198,540	OTP Bank Plc	3,688,246

	Total Hungary	7,749,927

	India — 3.8%
1,194,493	Aban Offshore Ltd	3,828,713
113,524	Apollo Hospitals Enterprise Ltd	1,473,898
1,864,004	Aurobindo Pharma Ltd	5,123,497
122,552	Bayer Cropscience Ltd	2,844,852
140,156	Cadila Healthcare Ltd	1,384,362
2,577,586	Cairn India Ltd	12,581,536
1,210,497	Canara Bank Ltd	3,754,761
633,360	Cipla Ltd	4,005,372
2,452,255	Dena Bank	1,629,311
60,655	Financial Technologies India Ltd	103,479
1,290,353	Gitanjali Gems Ltd	1,406,843
80,227	Grasim Industries Ltd (a)	2,631,474
969,859	HCL Technologies Ltd	15,305,377
164,034	Hero MotoCorp Ltd *	4,983,020
3,249,027	Hexaware Technologies Ltd	6,340,820
2,988,161	Hindalco Industries Ltd	4,713,609
10,995,413	Housing Development & Infrastructure Ltd *	5,459,770
1,769,742	Idea Cellular Ltd *	4,275,663
621,707	Infosys Technologies Ltd	29,011,984
1,114,290	Infosys Technologies Ltd Sponsored ADR	51,669,627
1,998,008	Jai Balaji Industries Ltd *	604,662
365,986	Kajaria Ceramics Ltd	1,269,611
651,327	Kiri Industries Ltd *	108,050
627,229	Lupin Ltd	7,633,593
1,103,697	Mphasis Ltd	7,029,845
882,582	Oil & Natural Gas Corp Ltd	3,361,478
564,880	Punjab National Bank Ltd (a)	3,816,526
2,346,145	Rural Electrification Corp Ltd	6,000,302
9,333,501	Sesa Goa Ltd	26,591,111
562,700	Sterlite Industries India Ltd ADR	3,376,200
386,779	Sun Pharmaceutical Industries Ltd	3,052,918
380,581	Sun TV Network Ltd	2,239,016
1,391,079	Tata Consultancy Services Ltd	42,690,217
903,930	Tata Motors Ltd	4,051,319
13,500	Tata Motors Ltd Sponsored ADR	301,320
1,645,620	Tech Mahindra Ltd	34,165,641
979,258	Union Bank of India	1,513,484
857,289	Welspun Corp Ltd *	448,699
1,439,096	Wipro Ltd	10,388,433

	Total India	321,170,393

14	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Indonesia — 4.4%
60,852,589	ACE Hardware Indonesia Tbk PT	3,948,864
205,324,500	Astra International Tbk PT	113,467,635
52,639,500	Bakrie Telecom Tbk PT *	241,070
6,910,168	Bank Danamon Indonesia Tbk PT	2,556,892
37,266,202	Bank Mandiri Persero Tbk PT	24,154,870
5,057,000	Bank Negara Indonesia Persero Tbk PT	1,776,791
68,760,000	Bank Rakyat Indonesia Persero Tbk PT	41,410,270
2,068,960	First Real Estate Investment Trust	1,666,398
58,566,500	Gajah Tunggal Tbk PT	9,992,711
77,246,500	Global Mediacom Tbk PT *	12,330,018
8,240,000	Harum Energy Tbk PT	2,422,931
177,996,000	Kalbe Farma Tbk PT	21,917,623
16,315,000	Lippo Karawaci Tbk PT *	1,714,403
8,094,000	Matahari Putra Prima Tbk PT	1,589,059
67,977,025	Media Nusantara Citra Tbk PT *	18,278,064
68,573,485	MNC Investama Tbk PT	2,157,801
11,309,958	Semen Gresik Persero Tbk PT	13,021,933
31,118,280	Sumber Alfaria Trijaya Tbk PT	1,622,286
333,787,500	Telekomunikasi Indonesia Persero Tbk PT	67,047,704
799,800	Telekomunikasi Indonesia Tbk PT Sponsored ADR	29,640,588
5,015,000	Tempo Scan Pacific Tbk PT	1,670,151

	Total Indonesia	372,628,062

	Malaysia — 0.6%
6,148,130	AMMB Holdings Berhad	13,895,582
9,755,500	CIMB Group Holdings Berhad	21,578,085
2,435,736	Hong Leong Bank Berhad	10,441,555
15,826,527	Lion Industries Corp Berhad	4,331,060

	Total Malaysia	50,246,282

	Mexico — 2.3%
1,046,500	Alsea SA	2,663,049
48,056,700	America Movil SAB de CV - Class L	46,506,484
4,995,400	America Movil SAB de CV - Class L ADR	96,411,220
1,723,000	Fibra Uno Administracion SA de CV (REIT)	4,966,150
621,400	Fomento Economico Mexicano SAB de CV	5,858,675
20,000	Fomento Economico Mexicano Sponsored ADR	1,887,600
1,314,700	Grupo Financiero Banorte SAB de CV - Class O	8,095,230
1,122,774	Grupo Financiero Santander Mexico SAB de CV	15,314,637
129,900	Grupo Televisa SAB Sponsored ADR	3,266,985
1,246,600	Grupo Televisa SAB-Series CPO	6,253,060
1,844,200	Wal-Mart de Mexico SAB de CV - Class V	4,416,915

	Total Mexico	195,640,005

Shares	Description	Value ($)
	Morocco — 0.0%
284,034	Maroc Telecom	2,998,134

	Nigeria — 0.0%
529,616	Nestle Nigeria Plc	3,011,841

	Norway — 0.1%
245,044	Telenor ASA	5,084,238

	Panama — 0.5%
286,462	Copa Holdings SA - Class A	37,463,500

	Peru — 0.9%
3,939,600	Compania de Minas Buenaventura SA ADR	49,757,148
1,010,300	Southern Copper Corp	27,783,250

	Total Peru	77,540,398

	Philippines — 1.0%
9,313,185	BDO Unibank Inc	15,399,325
15	Bloomberry Resorts Corp *	4
6,440,400	First Gen Corp	2,376,367
10,059,200	GMA Holdings Inc	1,912,326
852,092	GT Capital Holdings Inc	14,758,406
78,277,550	Lopez Holding Corp	8,839,334
11,493,300	LT Group Inc	4,990,294
5,768,206	Metropolitan Bank & Trust	10,500,390
121,581	Philippine Long Distance Telephone Co	7,782,083
96,912	Philippine Long Distance Telephone Co Sponsored ADR	6,139,375
13,057,488	Puregold Price Club Inc	11,285,970
95,367	Semirara Mining Corp	516,599

	Total Philippines	84,500,473

	Poland — 1.8%
259,289	Asseco Poland SA	3,666,897
3,894,558	KGHM Polska Miedz SA	147,724,272
1,180,527	Synthos SA	1,617,935

	Total Poland	153,009,104

	Qatar — 0.0%
583,116	Qatar Gas Transport Co Nakilat	3,081,007

	Russia — 11.5%
313,418	Bashneft OAO - Class S	17,937,564
1,251,120	CTC Media Inc	13,412,006
131,302	Eurasia Drilling Co Ltd GDR	5,061,874
533,553	Gazprom Neft JSC Sponsored ADR *	10,977,554
1,351,136	Gazprom Neft - Class S	5,500,861
40,033,279	Gazprom OAO Sponsored ADR	314,508,846
116,905	Global Ports Investments Plc	1,228,639

See accompanying notes to the financial statements.	15

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
184,499	Globaltrans Investment Plc Sponsored GDR	2,455,873
3,504,068	Lukoil OAO Sponsored ADR	203,045,817
85,909	Magnit OJSC	19,179,456
4,411	Magnit OJSC GDR	244,614
181,827	Mail.ru Group Ltd GDR (Registered Shares)	5,933,746
124,440	MegaFon OAO GDR	4,201,228
1,692,400	Mobile Telesystems Sponsored ADR *	35,811,184
2,216,104	Moscow Exchange MICEX-RTS	4,059,165
7,059,111	Rosneft OJSC GDR (Registered)	51,859,060
12,812,873	Sberbank Sponsored ADR	135,066,081
154,449	Sistema JSFC Sponsored GDR (Registered Shares)	3,419,724
6,514,531	Surgutneftegas Sponsored ADR	50,741,610
1,243,919	Tatneft Sponsored ADR	47,104,599
3,835,875	TNK-BP Holding - Class S *	5,540,208
515,800	VimpelCom Ltd Sponsored ADR	5,534,534
536,299	Volga Gas Plc *	724,402
16,094,909	VTB Bank OJSC GDR (Registered Shares)	42,676,182

	Total Russia	986,224,827

	South Africa — 3.0%
5,785,336	African Bank Investments Ltd	9,194,206
172,326	AngloGold Ashanti Ltd	2,313,172
416,000	AngloGold Ashanti Ltd Sponsored ADR	5,561,920
248,488	Bidvest Group Ltd	6,106,671
715,987	Coronation Fund Managers Ltd	4,664,331
938,836	Exxaro Resources Ltd	14,836,923
1,821,811	FirstRand Ltd	5,325,230
393,014	Gold Fields Ltd	2,031,755
736,900	Gold Fields Ltd Sponsored ADR	3,795,035
3,729,153	Growthpoint Properties Ltd	8,606,023
2,824,181	Investec Ltd	18,267,351
74,841	Kumba Iron Ore Ltd	3,275,898
2,273,020	MTN Group Ltd	41,519,293
797,307	Naspers Ltd - N Shares	65,677,051
579,123	Sasol Ltd	27,115,597
83,900	Sasol Ltd Sponsored ADR	3,927,359
166,750	Sibanye Gold Ltd Sponsored ADR *	688,677
7,526,495	Telkom South Africa Ltd *	16,763,582
765,042	Vodacom Group Ltd	8,632,883
471,845	Wilson Bayly Holmes-Ovcon Ltd	6,493,759

	Total South Africa	254,796,716

	South Korea — 17.2%
785,980	BS Financial Group Inc	10,037,118
53,065	Daelim Industrial Co Ltd	4,155,885
682,170	DGB Financial Group Inc	9,515,601

Shares	Description	Value ($)
	South Korea — continued
247,050	Dongbu Insurance Co Ltd	10,458,760
149,812	GS Engineering & Construction Corp	4,748,982
476,927	GS Holdings	24,226,558
2,655,568	Hana Financial Group Inc	83,333,874
648,050	Hankook Tire Co Ltd	14,009,396
6,740	Hanmi Pharm Co Ltd *	88,787
1,013,095	Hanwha Corp	29,625,119
78,696	Hyosung Corp	5,011,883
82,691	Hyundai Engineering & Construction	4,252,315
50,381	Hyundai Heavy Industries Co Ltd	10,258,638
345,470	Hyundai Marine & Fire Insurance Co Ltd	9,194,117
20,062	Hyundai Mipo Dockyard	2,421,441
286,435	Hyundai Mobis	71,700,608
471,640	Hyundai Motor Co	105,173,068
426,460	Hyundai Steel Co	28,024,972
3,324,786	Industrial Bank of Korea	33,693,928
1,687,401	KB Financial Group Inc	53,831,293
124,500	KB Financial Group Inc ADR	3,935,445
2,449,153	Kia Motors Corp	147,347,487
61,060	KleanNara Co Ltd *	279,665
225,240	Kolon Corp	3,942,862
211,261	Kolon Industries Inc	10,161,180
48,196	Korea Zinc Co Ltd	13,796,506
1,600,306	KT Corp	51,910,334
1,316,600	KT Corp Sponsored ADR	21,157,762
57,636	KT&G Corp	3,764,837
9	KTB Securities Co Ltd *	19
80,411	LG Chem Ltd	20,686,073
1,747,338	LG Uplus Corp *	20,511,517
173,680	LIG Insurance Co Ltd	3,838,428
15,654	Lotte Shopping Co Ltd	4,791,273
350,530	Meritz Fire & Marine Insurance Co Ltd	4,029,396
89,419	O Media Holdings Co Ltd *	3,059,078
316,611	POSCO	91,445,077
30,900	POSCO ADR	2,225,418
65,192	Samsung Electro Mechanics Co Ltd	4,768,990
21,237	Samsung Electronics Co Ltd GDR (Registered Shares)	12,937,068
100,544	Samsung Engineering Co Ltd	7,578,242
54,961	Samsung Fire & Marine Insurance Co Ltd	12,355,181
158,840	Samsung Heavy Industries Co Ltd	5,613,166
31,383	Samsung Life Insurance Co Ltd	2,991,481
28,137	Samsung SDI Co Ltd	4,256,900
264,010	Samsung Card Co	8,588,107
146,645	Samsung Electronics Co Ltd	179,788,304
55,750	Seah Besteel Corp	1,482,896
1,479,967	Shinhan Financial Group Co Ltd	53,786,673
571,353	SK Innovation Co Ltd	71,517,099
358,604	SK Telecom Co Ltd	71,413,819
2,126,600	SK Telecom Co Ltd ADR	46,636,338

16	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
33,530	SK Holdings Co Ltd	5,625,355
2,106,221	Tong Yang Securities Inc	5,644,395
100,164	Woongjin Coway Co Ltd	5,276,756
5,179,610	Woori Finance Holdings Co Ltd	51,464,550

	Total South Korea	1,472,370,020

	Sri Lanka — 0.0%
15,949,200	Anilana Hotels & Properties Ltd *	1,032,077
27,986,667	Anilana Hotels & Properties Ltd * (c)	1,811,026

		2,843,103

	Taiwan — 7.8%
5,449,000	Acer Inc *	3,613,006
3,831,000	Advanced Semiconductor Engineering Inc	3,362,051
2,005,743	Advantech Co Ltd	10,162,245
2,286,000	Asustek Computer Inc	18,136,557
15,172,000	AU Optronics Corp *	5,925,302
2,660,000	Catcher Technology Co Ltd	12,579,078
2,510,750	Cheng Shin Rubber Industry Co Ltd	6,440,128
19,190,449	Chunghwa Telecom Co Ltd	60,525,165
71,241,311	Compal Electronics Inc	47,745,446
4,135,000	Delta Electronics Inc	18,615,851
11,214,500	E.Sun Financial Holdings Co Ltd	7,074,494
1,799,000	Elan Microelectronics Corp	3,021,963
11,861,994	Far EasTone Telecommunications Co Ltd	29,935,317
1,668,450	Foxconn Technology Co Ltd	4,230,280
484,000	Giant Manufacturing Co Ltd	3,243,703
1,920,000	Highwealth Construction Corp	4,248,069
26,069,743	Hon Hai Precision Industry Co Ltd *	70,306,694
5,184,000	HTC Corp	26,951,183
185,000	Largan Precision Co Ltd	6,431,839
11,560,156	Lite-On Technology Corp	19,536,357
1,446,000	Makalot Industrial Co Ltd	7,778,074
1,445,000	MediaTek Inc	17,637,154
354,000	Mstar Semiconductor Inc	3,220,611
1,018,000	Novatek Microelectronics Corp Ltd	4,209,139
3,247,000	Pegatron Corp *	4,993,889
426,000	Phison Electronics Corp	2,974,740
11,632,749	Powertech Technology Inc	21,149,291
17,137,290	Quanta Computer Inc	35,881,948
2,327,730	Radiant Opto-Electronics Corp	7,341,714
1,393,990	Realtek Semiconductor Corp	3,074,673
2,241,000	Siliconware Precision Industries Co	2,507,224
580,000	Simplo Technology Co Ltd	2,756,796
2,281,000	Synnex Technology International Corp	3,577,555
54,323,312	Taishin Financial Holding Co Ltd	23,312,974
8,060,676	Taiwan Mobile Co Ltd	28,987,770
2,081,900	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	34,476,264
6,831,044	Taiwan Semiconductor Manufacturing Co Ltd	22,647,483

Shares	Description	Value ($)
	Taiwan — continued
1,578,000	TPK Holding Co Ltd	16,648,005
18,302,000	United Microelectronics Corp	7,478,056
1,119,400	United Microelectronics Corp Sponsored ADR	2,194,024
44,944,885	Wistron Corp	40,127,051
1,868,000	WPG Holdings Co Ltd	2,135,825
3,146,970	Yungtay Engineering Co Ltd	7,260,891

	Total Taiwan	664,455,879

	Thailand — 4.0%
4,822,690	Advanced Info Service Pcl (Foreign Registered)	35,795,183
14,359,233	Bangchak Petroleum Pcl (Foreign Registered)	14,107,575
2,800	Bangkok Bank Pcl NVDR	15,493
8,424,586	Bangkok Dusit Medical Service Pcl (Foreign Registered)	33,612,988
2,278,000	Banpu Pcl (Foreign Registered)	19,489,597
68,250,221	BTS Rail Mass Transit Growth Infrastructure Fund	19,773,809
6,158,800	Charoen Pokphand Foods Pcl (Foreign Registered)	4,429,126
7,677,371	Electricity Generating Pcl (Foreign Registered)	30,667,249
10,125,500	Esso Thailand Pcl (Foreign Registered)	1,940,559
6,648,701	Glow Energy Pcl (Foreign Registered)	12,923,567
5,460,495	Hemaraj Land and Development Pcl (Foreign Registered)	467,415
10,906,500	Jasmine International Pcl (Foreign Registered)	2,444,592
6,320	Kasikornbank Pcl (Foreign Registered) (a)	31,043
206,500	Kasikornbank Pcl NVDR	1,014,313
2,214,400	PTT Exploration & Production Pcl (Foreign Registered)	11,421,395
8,562,270	PTT Pcl (Foreign Registered)	86,724,591
4,054,552	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (a)	6,251,697
931,200	Ratchaburi Electricity Generating Holding Pcl NVDR	1,435,814
10,529,650	Saha Pathana Inter-Holding Pcl (Foreign Registered)	7,373,436
111,378,285	Sansiri Pcl (Foreign Registered)	7,059,847
2,871,392	Shin Corp Pcl	6,748,475
1,973,600	Shin Corp Pcl (Foreign Registered) (a)	4,701,125
28	Siam Cement Pcl (Foreign Registered) (a)	343
745,800	Siam Cement Pcl NVDR	9,073,329
3,108,050	Star Block Co Ltd (Foreign Registered) * (a) (b) (d)	—
639,123	Thai Airways International Pcl (Foreign Registered)	320,470
5,111,141	Thai Oil Pcl (Foreign Registered)	8,617,006

See accompanying notes to the financial statements.	17

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
41,810,806	Thai Tap Water Supply Pcl (Foreign Registered)	12,695,880
941,210	Total Access Communication Pcl (Foreign Registered) (a)	3,121,652
225,100	Toyo-Thai Corp Pcl	168,414
443,530	VGI Global Media Pcl (Foreign Registered)	1,342,283

	Total Thailand	343,768,266

	Turkey — 1.6%
1,334,687	Akbank TAS	4,401,259
8,833,908	Asya Katilim Bankasi AS *	7,634,555
2,351,350	Aygaz AS	9,143,082
136,095	Bizim Toptan Satis Magazalari AS	1,651,573
6,621,446	Dogus Otomotiv Servis ve Ticaret AS	24,661,133
4,007,924	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	4,361,472
127,785	Ford Otomotiv Sanayi AS	1,582,332
1,196,866	Haci Omer Sabanci Holding AS	5,061,832
690,770	KOC Holding AS	2,766,487
42,150	Medya Holding AS (a) (b)	—
793,420	Pegasus Hava Tasimaciligi AS *	10,798,994
623,407	Tekfen Holding AS	1,297,050
5,805,180	Turk Telekomunikasyon AS	17,579,511
87,207	Turk Traktor ve Ziraat Makineleri AS	2,289,005
4,053,222	Turkcell Iletisim Hizmet AS *	21,175,334
61,700	Turkcell Iletisim Hizmetleri AS ADR *	811,972
4,935,340	Turkiye Garanti Bankasi AS	16,877,698
151,354	Turkiye Halk Bankasi AS	957,020
2,020,512	Yapi ve Kredi Bankasi AS	3,978,462

	Total Turkey	137,028,771

	United Kingdom — 0.4%
388,786	British American Tobacco Plc	19,658,826
22,377	British American Tobacco Plc Sponsored ADR	2,272,832
47,000	Unilever Plc Sponsored ADR	1,794,460
240,805	Unilever Plc	9,181,830

	Total United Kingdom	32,907,948

	United States — 0.3%
170,730	Colgate-Palmolive Co.	9,863,072
38,600	Mead Johnson Nutrition Co.	2,896,158
49,127	Tupperware Brands Corp.	3,967,988
154,000	Yum! Brands, Inc.	10,783,080

	Total United States	27,510,298

	Vietnam — 0.0%
483,155	Viet Nam Dairy Products JSC	2,964,988

	TOTAL COMMON STOCKS (COST $8,418,009,493)	7,620,019,547

Shares	Description	Value ($)
	PREFERRED STOCKS — 8.8%

	Brazil — 5.4%
1,914,918	Banco Bradesco SA 0.24%	22,239,518
748,900	Banco Bradesco SA ADR 0.29%	8,702,218
1,739,300	Banco do Estado do Rio Grande do Sul SA - Class B 1.13%	10,409,775
3,782,950	Bradespar SA 2.09%	39,114,557
345,100	Cia Energetica de Minas Gerais Sponsored ADR 6.77%	2,690,274
207,700	Companhia de Bebidas das Americas ADR 2.70%	7,223,806
2,034,988	Gerdau SA Sponsored ADR 0.52%	14,611,214
834,900	Gol Linhas Aereas Inteligentes SA *	2,960,353
1,187,500	Gol Linhas Aereas Inteligentes SA ADR *	4,346,250
593,100	Itau Unibanco Holding SA 0.62%	7,208,827
4,865,125	Itau Unibanco Holding SA ADR 0.65%	59,208,571
11,246,433	Itausa-Investimentos Itau SA 0.73%	39,405,763
1,744,300	Klabin SA 4.04%	8,999,490
2,910,700	Metalurgica Gerdau SA 0.38%	25,825,989
571,100	Randon Participacoes SA 0.03%	2,776,571
941,000	Suzano Papel e Celulose SA 1.03%	3,707,286
319,400	Telefonica Brasil SA 2.96%	6,222,139
375,600	Telefonica Brasil SA ADR 3.44%	7,410,588
177,900	Tim Participacoes SA ADR	3,508,188
1,971,600	Usinas Siderrurgicas de Minas Gerais SA *	8,519,540
3,273,510	Vale SA 0.48%	42,669,025
10,141,365	Vale SA Sponsored ADR 2.86%	131,634,918

	Total Brazil	459,394,860

	Russia — 2.5%
26,748,437	Sberbank 4.56%	56,222,888
82,656,552	Surgutneftegaz OJSC 7.01%	55,860,124
12,100	Surgutneftegaz Sponsored ADR 6.69%	80,102
2,610,682	TNK BP Holding *	2,964,777
43,703	Transneft 0.90%	100,391,052

	Total Russia	215,518,943

	South Korea — 0.9%
269,537	Hyundai Motor Co 1.81%	27,096,566
109,901	Hyundai Motor Co 1.86%	10,260,266
46,130	Samsung Electronics Co Ltd (Non-Voting) 0.91%	38,047,636

	Total South Korea	75,404,468

	TOTAL PREFERRED STOCKS (COST $871,299,391)	750,318,271

18	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	INVESTMENT FUNDS — 0.7%

	China — 0.0%
1,828	The China A Share Fund Ltd - Class S1 * (a) (c)	—
245,374	The China A Share Fund Ltd - Class S2 * (a) (c)	2,287,988

	Total China	2,287,988

	India — 0.1%
10,512	Fire Capital Mauritius Private Fund * (a) (c)	7,760,788
1,371,900	TDA India Technology Fund II LP * (a) (c)	359,801

	Total India	8,120,589

	Poland — 0.0%
1,749,150	Templeton EE FD * (a) (c)	200,654

	Russia — 0.1%
6,741,100	NCH Eagle Fund LP * (a) (c)	4,493,017
2,769	Steep Rock Russia Fund LP * (a) (c)	1,362,204

	Total Russia	5,855,221

	Thailand — 0.0%
4,011,862	CPN Commercial Growth Leasehold Property Fund	1,268,535

	Ukraine — 0.0%
16,667	Societe Generale Thalmann Ukraine Fund * (a) (c) (e)	4,000

	United States — 0.5%
1,041,949	iShares MSCI Emerging Markets ETF	39,635,740

	TOTAL INVESTMENT FUNDS (COST $65,285,697)	57,372,727

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 0.0%

		United States — 0.0%
		Affiliated Issuers
	16,208	GMO U.S. Treasury Fund	405,204

		TOTAL MUTUAL FUNDS (COST $405,205)	405,204

		SHORT-TERM INVESTMENTS — 0.1%

		Time Deposits — 0.1%
HKD	21,927,987	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/13	2,827,794
SGD	17,690	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/03/13	13,867
ZAR	23,728,610	JPMorgan Chase (New York) Time Deposit, 4.15%, due 09/03/13	2,307,894

		Total Time Deposits	5,149,555

		TOTAL SHORT-TERM INVESTMENTS (COST $5,149,555)	5,149,555

		TOTAL INVESTMENTS — 98.7% (Cost $9,360,149,341)	8,433,265,304
		Other Assets and Liabilities (net) — 1.3%	114,712,791

		TOTAL NET ASSETS — 100.0%	$8,547,978,095

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2013
Anilana Hotels & Properties Ltd	2/10/11-2/16/12	$1,890,310	0.02%	$1,811,026
The China A Share Fund Ltd - Class S1	10/14/08	—	0.00%	—
The China A Share Fund Ltd - Class S2	4/23/10	2,453,738	0.03%	2,287,988
Fire Capital Mauritius Private Fund	9/06/06-10/26/09	11,185,180	0.09%	7,760,788
NCH Eagle Fund LP	4/6/09	7,816,032	0.05%	4,493,017
Societe Generale Thalmann Ukraine Fund	7/15/97	199,943	0.00%	4,000
Steep Rock Russia Fund LP	12/22/06-5/13/09	2,250,000	0.02%	1,362,204
TDA India Technology Fund II LP	2/23/00-3/23/04	—	0.00%	359,801
Templeton EE FD	12/05/97-6/24/02	471,720	0.00%	200,654

				$18,279,478

See accompanying notes to the financial statements.	19

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

A summary of outstanding financial instruments at August 31, 2013 is as follows:
Swap Contracts

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund (Pays)/Receives	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
13,918,000	USD	9/13/13	CSI	Depreciation of Total Return on Astra International + (3 month BBA USD LIBOR minus 4.00%)	Appreciation of Total Return on Astra International	$(2,760,280)
21,073,290	USD	9/30/13	MSCI	Depreciation of Total Return on Asustek Computer Inc + (Daily Fed Funds Rate minus 2.00%)	Appreciation of Total Return on Asustek Computer Inc	(1,716)
7,279,500	USD	11/6/13	MSCI	Depreciation of Total Return on BZ Multiplus SA + (Daily Fed Funds Rate minus 10.00%)	Appreciation of Total Return on BZ Multiplus SA	(684,032)

						$(3,446,028)

				Premiums to (Pay) Receive		$—

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)	Bankrupt issuer.

(c)	Private placement securities are restricted as to resale.

(d)	Affiliated company (Note 10).

(e)	The security is currently in full liquidation.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 23.

20	See accompanying notes to the financial statements.

GMO Taiwan Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.4%
Investment Funds	2.2
Short-Term Investments	0.2
Mutual Funds	0.0 ^
Other	1.2

100.0%

Industry Sector Summary	% of Equity Investments*
Computer Hardware	21.3%
Semiconductors & Semiconductor Equipment	20.9
Electronic Equipment, Instruments & Components	18.4
Diversified Telecommunication Services	9.6
Wireless Telecommunication Services	8.7
Computer Storage & Peripherals	4.9
Commercial Banks	4.6
Communications Equipment	4.2
Mutual Funds	2.2
Textiles, Apparel & Luxury Goods	1.2
Machinery	1.2
Auto Components	1.0
Real Estate	0.7
Leisure Equipment & Products	0.6
Computers & Peripherals	0.5
Chemicals	0.0	^
Metals & Mining	0.0	^

	100.0%

*	Equity investments may consist of common stocks and other stock-related securities, such as a preferred stock. The table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

^	Rounds to 0.0%.

21

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.4%

	Taiwan — 96.4%
999,000	Advanced Semiconductor Engineering Inc	876,713
241,000	Advantech Co Ltd	1,221,044
905,323	Asustek Computer Inc	7,182,608
3,599,000	AU Optronics Corp *	1,405,560
574,448	Catcher Technology Co Ltd	2,716,551
573,550	Cheng Shin Rubber Industry Co Ltd	1,471,168
578	China Steel Corp	487
3,926,132	Chunghwa Telecom Co Ltd	12,382,711
13,293,486	Compal Electronics Inc	8,909,205
874,000	Delta Electronics Inc	3,934,765
2,586,100	E.Sun Financial Holdings Co Ltd	1,631,401
467,000	Elan Microelectronics Corp	784,467
2,476,767	Far EasTone Telecommunications Co Ltd	6,250,450
389	First Financial Holding Co Ltd	224
690	Formosa Chemicals & Fibre Co	1,784
26,250	Foxconn Technology Co Ltd	66,556
124,000	Giant Manufacturing Co Ltd	831,031
464,550	Highwealth Construction Corp	1,027,834
5,225,329	Hon Hai Precision Industry Co Ltd *	14,092,030
1,147,228	HTC Corp	5,964,343
43,000	Largan Precision Co Ltd	1,494,968
2,470,258	Lite-On Technology Corp	4,174,671
324,000	Makalot Industrial Co Ltd	1,742,805
306,000	MediaTek Inc	3,734,927
95,000	Mstar Semiconductor Inc	864,288
311	Nan Ya Plastics Corp	606
250,995	Novatek Microelectronics Corp Ltd	1,037,793
138,000	Pegatron Corp *	212,244
111,000	Phison Electronics Corp	775,108
2,454,475	Powertech Technology Inc	4,462,437
3,113,856	Quanta Computer Inc	6,519,772
529,670	Radiant Opto-Electronics Corp	1,670,591
363,870	Realtek Semiconductor Corp	802,575
619,000	Siliconware Precision Industries Co	692,535
159,000	Simplo Technology Co Ltd	755,742
601,000	Synnex Technology International Corp	942,618
11,443,937	Taishin Financial Holding Co Ltd	4,911,192
1,676,158	Taiwan Mobile Co Ltd	6,027,793
1,025,190	Taiwan Semiconductor Manufacturing Co Ltd	3,398,891
500,700	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	8,291,592
336,358	TPK Holding Co Ltd	3,548,599
4,966,000	United Microelectronics Corp	2,029,069
58,500	United Microelectronics Corp Sponsored ADR	114,660
8,238,261	Wistron Corp	7,355,167
537,000	WPG Holdings Co Ltd	613,993
2,968,195	Ya Hsin Industrial Co Ltd * (a) (b)	—

Shares / Par Value		Description	Value ($)
		Taiwan — continued
	715,152	Yungtay Engineering Co Ltd	1,650,045
	750	Zhen Ding Technology Holding Ltd	1,980

		Total Taiwan	138,577,593

		TOTAL COMMON STOCKS (COST $140,711,177)	138,577,593

		INVESTMENT FUNDS — 2.2%

		United States — 2.2%
	228,183	iShares MSCI Taiwan ETF	3,075,907

		TOTAL INVESTMENT FUNDS (COST $3,008,764)	3,075,907

		MUTUAL FUNDS — 0.0%

		United States — 0.0%
		Affiliated Issuers
	27	GMO U.S. Treasury Fund	677

		TOTAL MUTUAL FUNDS (COST $677)	677

		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
USD	284,460	JPMorgan Chase (New York) Time Deposit, 0.06%, due 09/03/13	284,460
USD	22,239	Societe Generale (Paris) Time Deposit, 0.06%, due 09/03/13	22,239

		Total Time Deposits	306,699

		TOTAL SHORT-TERM INVESTMENTS (COST $306,699)	306,699

		TOTAL INVESTMENTS — 98.8% (Cost $144,027,317)	141,960,876
		Other Assets and Liabilities (net) — 1.2%	1,784,968

		TOTAL NET ASSETS — 100.0%	$143,745,844

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Bankrupt issuer.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 23.

22	See accompanying notes to the financial statements.

GMO Trust Funds

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

BBA - British Banks Association

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

REIT - Real Estate Investment Trust

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

Counterparty Abbreviations:

BNP - BNP Paribus

CSI - Credit Suisse International

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co.
    International PLC

SG - Societe Generale

Currency Abbreviations:

GBP - British Pound

HKD - Hong Kong Dollar

NOK - Norwegian Krone

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

See accompanying notes to the financial statements.	23

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited)

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$76,417,585	$2,080,465,391	$8,432,860,100	$141,960,199
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	285,029	81,720,507	405,204	677
Foreign currency, at value (Note 2)(c)	246,130	1,921,701	41,296,487	5,110,193
Receivable for investments sold	637,279	246,702,836	179,515,269	2,017,431
Receivable for Fund shares sold	11,037	—	1,830,000	—
Dividends receivable	391,286	8,452,611	33,055,021	659,972
Foreign taxes receivable	224,106	164,851	2,688,067	—
Receivable for open OTC swap contracts (Note 4)	—	12,757,802	—	—
Due from broker (Note 4)	—	6,210,000	5,910,000	—
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	31	16,864	241,080	—
Miscellaneous receivable	29	5,855	665,911	467

Total assets	78,212,512	2,438,418,418	8,698,467,139	149,748,939

Liabilities:
Payable for investments purchased	557,791	228,441,328	114,031,753	5,806,941
Payable for Fund shares repurchased	57,930	—	20,308,601	—
Accrued capital gain taxes payable (Note 2)	—	—	4,818	—
Due to Investment Adviser	24,829	—	—	—
Payable to affiliate for (Note 5):
Management fee	43,463	1,471,718	5,558,428	81,925
Shareholder service fee	8,181	242,657	713,032	15,172
Administration fee – Class M	2,468	—	—	—
Payable for 12b-1 fee – Class M	6,161	—	—	—
Payable for foreign currency purchased	1,063	303,436	68,429	1,988
Payable for open OTC swap contracts (Note 4)	—	1,997,493	3,446,028	—
Miscellaneous payable	—	—	994,400	—
Payable to agents unaffiliated with the Manager	31	279	1,209	5
Payable to Trustees and related expenses	280	1,612	16,085	31
Accrued expenses	313,886	536,672	5,346,261	97,033

Total liabilities	1,016,083	232,995,195	150,489,044	6,003,095

Net assets	$77,196,429	$2,205,423,223	$8,547,978,095	$143,745,844

(a) Cost of investments – unaffiliated issuers:	$86,002,028	$2,167,333,010	$9,359,744,135	$144,026,640
(b) Cost of investments – affiliated issuers:	$285,029	$81,720,509	$405,206	$677
(c) Cost of foreign currency:	$246,103	$1,960,388	$41,378,413	$5,108,626

24	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited) — (Continued)

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Net assets consist of:
Paid-in capital	$119,152,715	$2,207,720,594	$9,891,656,966	$149,755,008
Accumulated undistributed net investment income	1,059,746	23,300,215	171,555,822	1,560,719
Accumulated net realized gain (loss)	(33,431,286)	50,798,454	(585,392,388)	(5,497,583)
Net unrealized appreciation (depreciation)	(9,584,746)	(76,396,040)	(929,842,305)	(2,072,300)

	$77,196,429	$2,205,423,223	$8,547,978,095	$143,745,844

Net assets attributable to:
Class II shares	$—	$482,575,558	$1,425,140,063	$—

Class III shares	$62,780,760	$360,332,783	$561,994,070	$143,745,844

Class IV shares	$—	$750,424,094	$929,594,489	$—

Class V shares	$—	$—	$554,764,901	$—

Class VI shares	$—	$612,090,788	$5,076,484,572	$—

Class M shares	$14,415,669	$—	$—	$—

Shares outstanding:
Class II	—	21,278,713	137,227,549	—

Class III	6,847,578	15,892,816	53,960,465	6,920,048

Class IV	—	33,071,608	89,950,181	—

Class V	—	—	53,747,290	—

Class VI	—	26,913,287	490,875,704	—

Class M	1,596,818	—	—	—

Net asset value per share:
Class II	$—	$22.68	$10.39	$—

Class III	$9.17	$22.67	$10.41	$20.77

Class IV	$—	$22.69	$10.33	$—

Class V	$—	$—	$10.32	$—

Class VI	$—	$22.74	$10.34	$—

Class M	$9.03	$—	$—	$—

See accompanying notes to the financial statements.	25

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2013 (Unaudited)

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Investment from unaffiliated issuers income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$2,994,733	$34,368,075	$222,548,329	$2,221,825
Dividends from affiliated issuers (Note 10)	496	40,785	26,276	839
Interest	322	176,716	22,137	329

Total investment income	2,995,551	34,585,576	222,596,742	2,222,993

Expenses:
Management fee (Note 5)	390,352	8,173,162	35,530,376	288,787
Shareholder service fee – Class II (Note 5)	—	526,012	1,875,825	—
Shareholder service fee – Class III (Note 5)	78,573	234,953	517,504	53,479
Shareholder service fee – Class IV (Note 5)	—	378,340	607,655	—
Shareholder service fee – Class V (Note 5)	—	—	258,799	—
Shareholder service fee – Class VI (Note 5)	—	183,482	1,461,100	—
12b-1 fee – Class M (Note 5)	19,180	—	—	—
Administration fee – Class M (Note 5)	15,344	—	—	—
Audit and tax fees	54,648	59,892	103,408	44,179
Custodian and fund accounting agent fees	367,995	887,340	5,837,492	81,880
Legal fees	6,992	21,843	106,168	460
Registration fees	22,460	460	22,024	552
Transfer agent fees	24,196	25,208	37,076	13,708
Trustees fees and related expenses (Note 5)	736	11,269	52,348	278
Miscellaneous	22,734	12,480	56,017	6,486

Total expenses	1,003,210	10,514,441	46,465,792	489,809
Fees and expenses reimbursed by Manager (Note 5)	(263,113)	(93,196)	(1,519,624)	—
Expense reductions (Note 2)	(2)	(438)	(38)	(4)

Net expenses	740,095	10,420,807	44,946,130	489,805

Net investment income (loss)	2,255,456	24,164,769	177,650,612	1,733,188

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(8,569,851)	26,742,114	4,196,711	2,894,942
Investments in affiliated issuers	(1,093)	3,405	365,667	(1,278)
Realized gain distributions from affiliated issuers (Note 10)	107	13,063	11,145	41
Swap contracts	—	27,691,078	(11,382,040)	—
Foreign currency, forward contracts and foreign currency related transactions (net of foreign tax)	(120,426)	(1,594,728)	(8,132,922)	(78,737)

Net realized gain (loss)	(8,691,263)	52,854,932	(14,941,439)	2,814,968

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(11,624,288)	(256,112,497)	(1,343,964,562)	(2,455,782)
Investments in affiliated issuers	—	(2)	6,821,306	—
Swap contracts	—	10,760,309	(4,636,141)	—
Foreign currency, forward contracts and foreign currency related transactions	3,106	(143,843)	129,192	(5,806)

Net unrealized gain (loss)	(11,621,182)	(245,496,033)	(1,341,650,205)	(2,461,588)

Net realized and unrealized gain (loss)	(20,312,445)	(192,641,101)	(1,356,591,644)	353,380

Net increase (decrease) in net assets resulting from operations	$(18,056,989)	$(168,476,332)	$(1,178,941,032)	$2,086,568

(a) Withholding tax:	$428,078	$3,530,719	$31,612,531	$502,492
(b) Foreign capital gains tax on realized gain:	$35,276	$101,033	$468,706	—

26	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Emerging Countries Fund		Emerging Domestic Opportunities Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,255,456	$3,175,115	$24,164,769	$11,517,084
Net realized gain (loss)	(8,691,263)	389,248	52,854,932	39,269,669
Change in net unrealized appreciation (depreciation)	(11,621,182)	(6,901,208)	(245,496,033)	119,327,679

Net increase (decrease) in net assets from operations	(18,056,989)	(3,336,845)	(168,476,332)	170,114,432

Distributions to shareholders from:
Net investment income:
Class II	—	—	—	(1,818,077)
Class III	(1,052,700)	(2,584,045)	(30,139)	(1,254,405)
Class IV	—	—	(82,013)	(2,267,159)
Class VI	—	—	(74,286)	(4,163,677)
Class M	(147,400)	(467,194)	—	—

Total distributions from net investment income	(1,200,100)	(3,051,239)	(186,438)	(9,503,318)

Net realized gains:
Class II	—	—	(7,076,924)	(1,837,653)
Class III	—	—	(4,587,968)	(1,110,263)
Class IV	—	—	(10,563,941)	(2,011,384)
Class VI	—	—	(8,885,150)	(3,696,125)

Total distributions from net realized gains	—	—	(31,113,983)	(8,655,425)

Net share transactions (Note 9):
Class II	—	—	175,682,663	203,458,003
Class III	(54,717,099)	(17,919,019)	287,036,644	89,438,256 *
Class IV	—	—	297,628,365	487,790,775 **
Class VI	—	—	8,880,423	159,160,871
Class M	375,429	(15,684,692)	—	—

Increase (decrease) in net assets resulting from net share transactions	(54,341,670)	(33,603,711)	769,228,095	939,847,905

Purchase premiums and redemption fees (Notes 2 and 9):
Class II	—	—	1,724,065	2,331,367
Class III	—	—	2,160,503	1,340,406 *
Class IV	—	—	2,373,942	2,631,471 **
Class VI	—	—	1,534	1,531,907

Increase in net assets resulting from purchase premiums and redemption fees	—	—	6,260,044	7,835,151

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(54,341,670)	(33,603,711)	775,488,139	947,683,056

Total increase (decrease) in net assets	(73,598,759)	(39,991,795)	575,711,386	1,099,638,745

Net assets:
Beginning of period	150,795,188	190,786,983	1,629,711,837	530,073,092

End of period	$77,196,429	$150,795,188	$2,205,423,223	$1,629,711,837

Accumulated undistributed net investment income	$1,059,746	$4,390	$23,300,215	$—

Distributions in excess of net investment income	$—	$—	$—	$(678,116)

*	Period from June 29, 2012 (commencement of operations) through February 28, 2013.
**	Period from May 2, 2012 (commencement of operations) through February 28, 2013.

See accompanying notes to the financial statements.	27

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets Fund		Taiwan Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$177,650,612	$218,568,651	$1,733,188	$1,058,360
Net realized gain (loss)	(14,941,439)	(59,451,625)	2,814,968	157,265
Change in net unrealized appreciation (depreciation)	(1,341,650,205)	(202,095,631)	(2,461,588)	(4,165,144)

Net increase (decrease) in net assets from operations	(1,178,941,032)	(42,978,605)	2,086,568	(2,949,519)

Distributions to shareholders from:
Net investment income
Class II	—	(37,619,189)	—	—
Class III	—	(21,580,762)	(292,653)	(655,033)
Class IV	—	(35,770,168)	—	—
Class V	—	(14,966,761)	—	—
Class VI	—	(121,137,674)	—	—

Total distributions from net investment income	—	(231,074,554)	(292,653)	(655,033)

Net realized gains
Class III	—	—	—	(1,314,571)

Total distributions from net realized gains	—	—	—	(1,314,571)

Net share transactions (Note 9):
Class II	(372,083,467)	(38,970,340)	—	—
Class III	(316,670,732)	(316,691,915)	85,524,437	(13,897,050)
Class IV	(404,386,016)	(282,675,145)	—	—
Class V	(47,707,594)	35,367,330	—	—
Class VI	48,346,223	669,170,405	—	—

Increase (decrease) in net assets resulting from net share transactions	(1,092,501,586)	66,200,335	85,524,437	(13,897,050)

Purchase premiums and redemption fees (Notes 2 and 9):
Class II	3,264,683	3,849,559	—	—
Class III	2,739,008	865,900	144,863	127,796
Class IV	2,816,429	2,999,721	—	—
Class V	119,708	267,196	—	—
Class VI	3,475,235	10,790,098	—	—

Increase in net assets resulting from purchase premiums and redemption fees	12,415,063	18,772,474	144,863	127,796

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(1,080,086,523)	84,972,809	85,669,300	(13,769,254)

Total increase (decrease) in net assets	(2,259,027,555)	(189,080,350)	87,463,215	(18,688,377)

Net assets:
Beginning of period	10,807,005,650	10,996,086,000	56,282,629	74,971,006

End of period	$8,547,978,095	$10,807,005,650	$143,745,844	$56,282,629

Accumulated undistributed net investment income	$171,555,822	$—	$1,560,719	$120,184

Distributions in excess of net investment income	$—	$(6,094,790)	$—	$—

28	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRIES FUND

	Class III Shares												Class M Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009				2013		2012		2011		2010		2009
Net asset value, beginning of period	$10.61		$11.03		$11.50		$9.24		$5.06		$15.26		$10.44		$10.87		$11.34		$9.12		$5.00		$15.07

Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.20		0.24		0.11		0.09		0.24		0.17		0.17		0.18		0.08		0.07		0.16
Net realized and unrealized gain (loss)	(1.52)		(0.43)		(0.50	)(a)	2.28		4.23		(8.10)		(1.49)		(0.43)		(0.47)		2.24		4.17		(7.92)

Total from investment operations	(1.33)		(0.23)		(0.26)		2.39		4.32		(7.86)		(1.32)		(0.26)		(0.29)		2.32		4.24		(7.76)

Less distributions to shareholders:
From net investment income	(0.11)		(0.19)		(0.21)		(0.13)		(0.12)		(0.22)		(0.09)		(0.17)		(0.18)		(0.10)		(0.10)		(0.19)
From net realized gains	—		—		—		—		(0.02)		(2.12)		—		—		—		—		(0.02)		(2.12)

Total distributions	(0.11)		(0.19)		(0.21)		(0.13)		(0.14)		(2.34)		(0.09)		(0.17)		(0.18)		(0.10)		(0.12)		(2.31)

Net asset value, end of period	$9.17		$10.61		$11.03		$11.50		$9.24		$5.06		$9.03		$10.44		$10.87		$11.34		$9.12		$5.00

Total Return(b)	(12.52	)%**	(2.05)%		(1.96)%		25.89%		85.52%		(58.58)%		(12.59	)%**	(2.42)%		(2.27)%		25.48%		84.90%		(58.67)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$62,781		$134,535		$157,638		$231,921		$174,933		$89,902		$14,416		$16,261		$33,149		$28,467		$31,582		$20,948
Net expenses to average daily net assets	1.19	%(c)(d)*	1.18	%(c)(d)	1.17	%(c)(d)	1.15	%(c)(d)	1.17	%(c)	1.16	%(e)	1.49	%(c)(d)*	1.47	%(c)(d)	1.46	%(c)(d)	1.45	%(c)(d)	1.47	%(c)	1.48	%(e)
Net investment income (loss) to average daily net assets	3.78	%*	1.94%		2.14%		1.05%		1.10%		2.25%		3.59	%*	1.73%		1.63%		0.80%		0.83%		1.68%
Portfolio turnover rate	66	%**	108%		113%		124%		138%		128%		66	%**	108%		113%		124%		138%		128%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.44	%*	0.21%		0.14%		0.15%		0.25%		0.14%		0.42	%*	0.20%		0.14%		0.15%		0.25%		0.23%

(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized (loss) on the investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	29

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares						Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013		Period from March 24, 2011 (commencement of operations) through February 29, 2012		Six Months Ended August 31, 2013 (Unaudited)		Period from June 29, 2012 (commencement of operations) through February 28, 2013

Net asset value, beginning of period	$24.60		$21.39		$20.89		$24.59		$21.02

Income (loss) from investment operations:
Net investment income (loss)†	0.26		0.24		0.20		0.28		0.05
Net realized and unrealized gain (loss)	(1.85)		3.27		0.39	(a)	(1.87)		3.84

Total from investment operations	(1.59)		3.51		0.59		(1.59)		3.89

Less distributions to shareholders:
From net investment income	—		(0.15)		(0.09)		(0.00	)(e)	(0.17)
From net realized gains	(0.33)		(0.15)		—		(0.33)		(0.15)

Total distributions	(0.33)		(0.30)		(0.09)		(0.33)		(0.32)

Net asset value, end of period	$22.68		$24.60		$21.39		$22.67		$24.59

Total Return(b)	(6.48	)%**	16.47%		2.86	%**	(6.48	)%**	18.57	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$482,576		$352,479		$112,056		$360,333		$104,740
Net expenses to average daily net assets(c)(d)	1.05	%*	1.07%		1.02	%*	0.98	%*	1.00	%*
Net investment income (loss) to average daily net assets	2.04	%*	1.05%		1.05	%*	2.23	%*	0.31	%*
Portfolio turnover rate	138	%**	247%		459	%**††	138	%**	247	%**†††
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.03%		0.42	%*	0.01	%*	0.04	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.09		$0.24		$0.45		$0.17		$0.31

	Class IV Shares				Class VI Shares
	Six Months Ended August 31, 2013 (Unaudited)		Period from May 2, 2012 (commencement of operations) through February 28, 2013		Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013		Period from September 19, 2011 (commencement of operations) through February 29, 2012

Net asset value, beginning of period	$24.60		$22.00		$24.65		$21.41		$20.34

Income (loss) from investment operations:
Net investment income (loss)†	0.28		0.14		0.29		0.34		0.10
Net realized and unrealized gain (loss)	(1.86)		2.78		(1.87)		3.22		1.06	(a)

Total from investment operations	(1.58)		2.92		(1.58)		3.56		1.16

Less distributions to shareholders:
From net investment income	(0.00	)(e)	(0.17)		(0.00	)(e)	(0.17)		(0.09)
From net realized gains	(0.33)		(0.15)		(0.33)		(0.15)		—

Total distributions	(0.33)		(0.32)		(0.33)		(0.32)		(0.09)

Net asset value, end of period	$22.69		$24.60		$22.74		$24.65		$21.41

Total Return(b)	(6.43	)%**	13.34	%**	(6.42	)%**	16.69%		5.78	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$750,424		$518,430		$612,091		$654,063		$418,017
Net expenses to average daily net assets(c)(d)	0.94	%*	0.95	%*	0.89	%*	0.90%		0.87	%*
Net investment income (loss) to average daily net assets	2.23	%*	0.71	%*	2.32	%*	1.50%		1.10	%*
Portfolio turnover rate	138	%**	247	%**††††	138	%**	247%		459	%††
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.04	%*	0.01	%*	0.03%		0.13	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.08		$0.28		$0.00	(f)	$0.07		$0.18

(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Distributions from net investment income were less than $0.01 per share.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from March 1, 2011 through February 29, 2012.
†††	Calculation represents portfolio turnover of the Fund for the period from June 29, 2012 through February 28, 2013.
††††	Calculation represents portfolio turnover of the Fund for the period from May 2, 2012 through February 28, 2013.
*	Annualized.
**	Not annualized.

30	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares										Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,						Period from August 12, 2009 (commencement of operations) through February 28, 2010		Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011						2013		2012		2011		2010		2009
Net asset value, beginning of period	$11.74		$12.10		$14.46		$11.63		$10.62		$11.77		$12.13		$14.49		$11.66		$6.30		$20.48

Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.22		0.24		0.16		0.02		0.20		0.24		0.26		0.16		0.21		0.23
Net realized and unrealized gain (loss)	(1.55)		(0.35)		(0.65)		2.84		1.18		(1.56)		(0.36)		(0.66)		2.85		5.34		(10.65)

Total from investment operations	(1.35)		(0.13)		(0.41)		3.00		1.20		(1.36)		(0.12)		(0.40)		3.01		5.55		(10.42)

Less distributions to shareholders:
From net investment income	—		(0.23)		(0.21)		(0.17)		(0.19)		—		(0.24)		(0.22)		(0.18)		(0.19)		(0.13)
From net realized gains	—		—		(1.74)		—		—		—		—		(1.74)		—		—		(3.63)

Total distributions	—		(0.23)		(1.95)		(0.17)		(0.19)		—		(0.24)		(1.96)		(0.18)		(0.19)		(3.76)

Net asset value, end of period	$10.39		$11.74		$12.10		$14.46		$11.63		$10.41		$11.77		$12.13		$14.49		$11.66		$6.30

Total Return(a)	(11.50	)%**	(1.00)%		(1.94)%		25.77%		11.21	%**	(11.55	)%**	(0.96)%		(1.89)%		25.80%		88.05%		(58.62)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,425,140		$2,004,694		$2,100,382		$2,304,697		$2,265,637		$561,994		$970,102		$1,334,720		$1,445,916		$1,014,490		$2,309,057
Net expenses to average daily net assets	1.08	%(b)(c)*	1.06	%(b)(c)	1.05	%(b)(c)	1.07	%(b)(c)	1.07	%*	1.03	%(b)(c)*	1.01	%(b)(c)	1.00	%(b)(c)	1.02	%(b)(c)	1.06	%(b)	1.10	%(d)
Net investment income (loss) to average daily net assets	3.57	%*	1.97%		1.88%		1.21%		0.30	%*	3.59	%*	2.12%		2.00%		1.17%		2.25%		1.77%
Portfolio turnover rate	42	%**	119%		108%		114%		126	%**††	42	%**	119%		108%		114%		126%		99%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.03	%*	0.03%		0.03%		0.03%		0.03	%*	0.01	%*	0.01%		0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.02		$0.02		$0.02		$0.02		$0.04		$0.01		$0.01		$0.00	(e)	$0.02		$0.04

	Class IV Shares												Class V Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009				2013		2012		2011		2010		2009
Net asset value, beginning of period	$11.68		$12.03		$14.40		$11.58		$6.27		$20.40		$11.66		$12.01		$14.39		$11.57		$6.26		$20.39

Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.22		0.26		0.17		0.16		0.25		0.21		0.25		0.26		0.15		0.20		0.22
Net realized and unrealized gain (loss)	(1.55)		(0.32)		(0.67)		2.83		5.36		(10.62)		(1.55)		(0.35)		(0.67)		2.86		5.32		(10.58)

Total from investment operations	(1.35)		(0.10)		(0.41)		3.00		5.52		(10.37)		(1.34)		(0.10)		(0.41)		3.01		5.52		(10.36)

Less distributions to shareholders:
From net investment income	—		(0.25)		(0.22)		(0.18)		(0.21)		(0.13)		—		(0.25)		(0.23)		(0.19)		(0.21)		(0.14)
From net realized gains	—		—		(1.74)		—		—		(3.63)		—		—		(1.74)		—		—		(3.63)

Total distributions	—		(0.25)		(1.96)		(0.18)		(0.21)		(3.76)		—		(0.25)		(1.97)		(0.19)		(0.21)		(3.77)

Net asset value, end of period	$10.33		$11.68		$12.03		$14.40		$11.58		$6.27		$10.32		$11.66		$12.01		$14.39		$11.57		$6.26

Total Return(a)	(11.56	)%**	(0.81)%		(1.90)%		25.93%		88.05%		(58.59)%		(11.49	)%**	(0.78)%		(1.92)%		26.03%		88.21%		(58.59)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$929,594		$1,481,411		$1,816,285		$1,649,840		$1,639,961		$1,345,811		$554,765		$677,796		$662,263		$835,561		$367,836		$795,586
Net expenses to average daily net assets	0.98	%(b)(c)*	0.96	%(b)(c)	0.95	%(b)(c)	0.97	%(b)(c)	0.99	%(b)	1.06	%(d)	0.93	%(b)(c)*	0.91	%(b)(c)	0.90	%(b)(c)	0.93	%(b)(c)	0.98	%(b)	1.03	%(d)
Net investment income (loss) to average daily net assets	3.65	%*	1.99%		2.00%		1.29%		1.54%		1.86%		3.81	%*	2.25%		2.03%		1.15%		2.12%		1.81%
Portfolio turnover rate	42	%**	119%		108%		114%		126%		99%		42	%**	119%		108%		114%		126%		99%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.01%		0.01%		0.04	%*	0.04%		0.04%		0.04%		0.03%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03		$0.02		$0.02		$0.01		$0.02		$0.04		$0.00	(e)	$0.00	(e)	$0.00	(e)	$0.01		$0.01		$0.05

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the six months ended August 31, 2009.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	31

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010		2009
Net asset value, beginning of period	$11.68		$12.04		$14.41		$11.59		$6.27		$20.42

Income (loss) from investment operations:
Net investment income (loss)†	0.21		0.24		0.27		0.17		0.13		0.23
Net realized and unrealized gain (loss)	(1.55)		(0.34)		(0.67)		2.84		5.41		(10.61)

Total from investment operations	(1.34)		(0.10)		(0.40)		3.01		5.54		(10.38)

Less distributions to shareholders:
From net investment income	—		(0.26)		(0.23)		(0.19)		(0.22)		(0.14)
From net realized gains	—		—		(1.74)		—		—		(3.63)

Total distributions	—		(0.26)		(1.97)		(0.19)		(0.22)		(3.77)

Net asset value, end of period	$10.34		$11.68		$12.04		$14.41		$11.59		$6.27

Total Return(a)	(11.47	)%**	(0.82)%		(1.81)%		26.01%		88.34%		(58.61)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,076,485		$5,673,002		$5,082,437		$5,800,427		$3,836,631		$1,226,252
Net expenses to average daily net assets	0.90	%(b)(c)*	0.88	%(b)(c)	0.87	%(b)(c)	0.89	%(b)(c)	0.91	%(b)	1.00	%(d)
Net investment income (loss) to average daily net assets	3.84	%*	2.12%		2.11%		1.29%		1.18%		1.83%
Portfolio turnover rate	42	%**	119%		108%		114%		126%		99%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.04	%*	0.04%		0.04%		0.04%		0.04%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02		$0.02		$0.03		$0.02		$0.07
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	The net expense ratio does not include the effect of expense reductions (Note 2).
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

32	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAIWAN FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011	2010		2009
Net asset value, beginning of period	$20.43		$21.60		$23.85		$17.75	$11.06		$22.42

Income (loss) from investment operations:
Net investment income (loss)†	0.51		0.34		0.73		0.16	0.25		0.59
Net realized and unrealized gain (loss)	(0.07	)(a)	(0.87	)(a)	(1.04)		6.30	6.89	(a)	(10.80)

Total from investment operations	0.44		(0.53)		(0.31)		6.46	7.14		(10.21)

Less distributions to shareholders:
From net investment income	(0.10)		(0.23)		(1.09)		(0.36)	(0.45)		(0.30)
From net realized gains	—		(0.41)		(0.85)		—	—		(0.85)

Total distributions	(0.10)		(0.64)		(1.94)		(0.36)	(0.45)		(1.15)

Net asset value, end of period	$20.77		$20.43		$21.60		$23.85	$17.75		$11.06

Total Return(b)	2.17	%**	(2.25)%		0.15%		36.71%	64.80%		(47.14)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$143,746		$56,283		$74,971		$146,857	$91,176		$100,176
Net expenses to average daily net assets	1.37	%(c)(d)*	1.38	%(c)(d)	1.36	%(d)	1.33%	1.35	%(c)(d)	1.32	%(c)
Net investment income (loss) to average daily net assets	4.86	%*	1.71%		3.16%		0.78%	1.55%		3.42%
Portfolio turnover rate	196	%**	156%		105%		129%	106%		88%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	—		0.00	%(e)	—		—	—		—
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):	$0.04		$0.04		$0.08		$0.09	$0.06		$0.03
(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
(b)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing and redeeming Fund shares and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Ratio is less than 0.1%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	33

GMO Trust Funds

Notes to Financial Statements

August 31, 2013 (Unaudited)

1.	Organization

Each of Emerging Countries Fund, Emerging Domestic Opportunities Fund, Emerging Markets Fund, and Taiwan Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

The Funds may invest in U.S. Treasury Fund and unaffiliated money market funds.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principal Investment Objective
Emerging Countries Fund	S&P/IFCI Composite	Total return in excess of benchmark
Emerging Domestic Opportunities Fund	Not Applicable	Total return
Emerging Markets Fund	S&P/IFCI Composite	Total return in excess of benchmark
Taiwan Fund	MSCI Taiwan Index	Total return in excess of benchmark

Emerging Countries Fund and Taiwan Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost, which approximates market value, if the issuer is deemed to present minimal credit risk. Shares of open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2013, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2013. These securities listed on foreign

34

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service and presented in the table below on a net basis. The net aggregate direct and/or indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2013 is as follows:

Securities and Derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Fair valued using inputs obtained from an independent pricing service
Emerging Countries Fund	< 1%		72%
Emerging Domestic Opportunities Fund	1%		60%
Emerging Markets Fund	< 1%		77%
Taiwan Fund	0%	*	91%

*	Represents an interest in securities that were determined to have a fair value of zero at August 31, 2013.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the “Valuation Inputs” table below). At August 31, 2013, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of 60 days or less valued at amortized cost; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

35

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; certain equity securities valued based on the last traded exchange price adjusted for the movement in a securities index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2013:

Description	Level 1	Level 2	Level 3		Total
Emerging Countries Fund
Asset Valuation Inputs
Common Stocks
Brazil	$5,961,086	$—	$—		$5,961,086
China	1,062,210	8,906,170	—		9,968,380
Czech Republic	—	1,680,235	—		1,680,235
Egypt	—	859,357	—		859,357
France	—	190,813	—		190,813
Hungary	—	57,974	—		57,974
India	387,419	2,765,453	—		3,152,872
Indonesia	548,488	3,472,782	—		4,021,270
Malaysia	—	516,045	—		516,045
Mexico	1,532,275	—	—		1,532,275
Morocco	—	153,836	—		153,836
Norway	—	30,375	—		30,375
Peru	747,367	—	—		747,367
Philippines	—	827,619	—		827,619
Poland	—	1,805,107	—		1,805,107
Russia	506,323	7,580,508	—		8,086,831
South Africa	62,918	1,862,302	—		1,925,220
South Korea	1,767,010	13,586,273	—		15,353,283
Taiwan	435,528	4,743,337	0	*	5,178,865
Thailand	—	2,778,879	229,206		3,008,085
Turkey	7,896	968,820	—		976,716
United Kingdom	20,637	288,689	—		309,326
United States	271,724	—	—		271,724

TOTAL COMMON STOCKS	13,310,881	53,074,574	229,206		66,614,661

Preferred Stocks
Brazil	4,570,397	—	—		4,570,397
Russia	—	2,203,628	—		2,203,628
South Korea	—	476,728	—		476,728

TOTAL PREFERRED STOCKS	4,570,397	2,680,356	—		7,250,753

Investment Funds
United States	2,414,057	—	—		2,414,057

TOTAL INVESTMENT FUNDS	2,414,057	—	—		2,414,057

Mutual Funds
United States	285,029	—	—		285,029

TOTAL MUTUAL FUNDS	285,029	—	—		285,029

Short-Term Investments	138,114	—	—		138,114

Total Investments	20,718,478	55,754,930	229,206		76,702,614

Total	$20,718,478	$55,754,930	$229,206		$76,702,614

36

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Brazil	$50,363,790	$—	$—	$50,363,790
China	157,909,572	150,151,671	—	308,061,243
France	—	103,830,757	—	103,830,757
India	—	53,589,137	—	53,589,137
Indonesia	—	82,968,061	—	82,968,061
Malaysia	—	49,161,033	—	49,161,033
Mexico	65,870,685	—	—	65,870,685
Nigeria	—	13,366,289	—	13,366,289
Norway	—	18,802,743	—	18,802,743
Panama	73,223,722	—	—	73,223,722
Philippines	4,773,422	111,799,190	—	116,572,612
Qatar	—	13,702,833	—	13,702,833
Russia	70,741,668	65,342,860	—	136,084,528
South Africa	—	38,125,609	—	38,125,609
South Korea	—	50,248,845	—	50,248,845
Switzerland	—	38,257,260	—	38,257,260
Taiwan	—	19,311,128	—	19,311,128
Thailand	—	191,357,416	30,129,098	221,486,514
Turkey	—	66,829,441	—	66,829,441
United Kingdom	12,113,195	205,303,943	—	217,417,138
United States	243,514,783	—	—	243,514,783
Vietnam	—	9,036,170	—	9,036,170

TOTAL COMMON STOCKS	678,510,837	1,281,184,386	30,129,098	1,989,824,321

Preferred Stocks
Brazil	27,061,245	—	—	27,061,245
Russia	—	19,585,476	—	19,585,476

TOTAL PREFERRED STOCKS	27,061,245	19,585,476	—	46,646,721

Investment Funds
China	19,703,664	—	—	19,703,664
Thailand	—	4,191,361	—	4,191,361

TOTAL INVESTMENT FUNDS	19,703,664	4,191,361	—	23,895,025

Debt Obligations
India	—	6,255,482	—	6,255,482

TOTAL DEBT OBLIGATIONS	—	6,255,482	—	6,255,482

Mutual Funds
United States	81,720,507	—	—	81,720,507

TOTAL MUTUAL FUNDS	81,720,507	—	—	81,720,507

Short-Term Investments	13,843,842	—	—	13,843,842

Total Investments	820,840,095	1,311,216,705	30,129,098	2,162,185,898

Derivatives**
Swap Contracts
Equity risk	—	12,757,802	—	12,757,802

Total	$820,840,095	$1,323,974,507	$30,129,098	$2,174,943,700

Liability Valuation Inputs
Derivatives**
Swap Contracts
Equity risk	$—	$(1,997,493)	$—	$(1,997,493)

Total	$—	$(1,997,493)	$—	$(1,997,493)

37

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$553,603,334	$—	$—		$553,603,334
China	113,117,553	1,512,996,955	0	*	1,626,114,508
Czech Republic	—	122,535,619	—		122,535,619
Egypt	—	59,196,519	—		59,196,519
France	—	19,575,387	—		19,575,387
Hungary	—	7,749,927	—		7,749,927
India	55,347,147	259,375,246	6,448,000		321,170,393
Indonesia	29,640,588	342,746,404	241,070		372,628,062
Malaysia	—	50,246,282	—		50,246,282
Mexico	195,640,005	—	—		195,640,005
Morocco	—	2,998,134	—		2,998,134
Nigeria	—	3,011,841	—		3,011,841
Norway	—	5,084,238	—		5,084,238
Panama	37,463,500	—	—		37,463,500
Peru	77,540,398	—	—		77,540,398
Philippines	6,139,375	78,361,098	—		84,500,473
Poland	—	153,009,104	—		153,009,104
Qatar	—	3,081,007	—		3,081,007
Russia	54,757,724	931,467,103	—		986,224,827
South Africa	13,972,991	240,823,725	—		254,796,716
South Korea	73,954,963	1,398,415,057	—		1,472,370,020
Sri Lanka	2,843,103	—	—		2,843,103
Taiwan	36,670,288	627,785,591	—		664,455,879
Thailand	—	329,662,406	14,105,860		343,768,266
Turkey	811,972	136,216,799	0	*	137,028,771
United Kingdom	4,067,292	28,840,656	—		32,907,948
United States	27,510,298	—	—		27,510,298
Vietnam	—	2,964,988	—		2,964,988

TOTAL COMMON STOCKS	1,283,080,531	6,316,144,086	20,794,930		7,620,019,547

Preferred Stocks
Brazil	459,394,860	—	—		459,394,860
Russia	80,102	215,438,841	—		215,518,943
South Korea	—	75,404,468	—		75,404,468

TOTAL PREFERRED STOCKS	459,474,962	290,843,309	—		750,318,271

Investment Funds
China	—	—	2,287,988		2,287,988
India	—	—	8,120,589		8,120,589
Poland	—	—	200,654		200,654
Russia	—	—	5,855,221		5,855,221
Thailand	—	1,268,535	—		1,268,535
Ukraine	—	—	4,000		4,000
United States	39,635,740	—	—		39,635,740

TOTAL INVESTMENT FUNDS	39,635,740	1,268,535	16,468,452		57,372,727

Mutual Funds
United States	405,204	—	—		405,204

TOTAL MUTUAL FUNDS	405,204	—	—		405,204

Short-Term Investments	5,149,555	—	—		5,149,555

Total Investments	$1,787,745,992	$6,608,255,930	$37,263,382		$8,433,265,304

38

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Emerging Markets Fund (continued)
Liability Valuation Inputs
Derivatives**
Swap Contracts
Equity risk	$—	$(3,446,028)	$—		$(3,446,028)

Total	$—	$(3,446,028)	$—		$(3,446,028)

Taiwan Fund
Asset Valuation Inputs
Common Stocks
Taiwan	$8,406,252	$130,171,341	$0	*	$138,577,593

TOTAL COMMON STOCKS	8,406,252	130,171,341	0	*	138,577,593

Investment Funds
United States	3,075,907	—	—		3,075,907

TOTAL INVESTMENT FUNDS	3,075,907	—	—		3,075,907

Mutual Funds
United States	677	—	—		677

TOTAL MUTUAL FUNDS	677	—	—		677

Short-Term Investments	306,699	—	—		306,699

Total Investments	11,789,535	130,171,341	0	*	141,960,876

Total	$11,789,535	$130,171,341	$0	*	$141,960,876

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	Represents an interest in securities that were determined to have a fair value of zero at August 31, 2013.
**	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2013, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2013		Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*		Balances as of August 31, 2013		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2013
Emerging Countries Fund
Common Stocks
India	$250,834		$15,822	$(234,358)	$—	$(29,347)	$(2,951)	$—	$—		$—		$—
Taiwan	0	***	—	—	—	—	—	—	—		0	***	—
Thailand	1,035,503		54,645	(712,000)	—	285,625	(418,809)	—	(15,758	)**	229,206		(368,344)

Total	$1,286,337		$70,467	$(946,358)	$—	$256,278	$(421,760)	$—	$(15,758)		$229,206		$(368,344)

39

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

	Balances as of February 28, 2013	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*		Balances as of August 31, 2013	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2013
Emerging Domestic Opportunities Fund
Common Stocks
Thailand	$44,535,710	$13,843,075	$(25,351,812)	$—	$7,406,907	$(8,541,872)	$—		$(1,762,910	)**	$30,129,098	$287,886

Total	$44,535,710	$13,843,075	$(25,351,812)	$—	$7,406,907	$(8,541,872)	$—		$(1,762,910)		$30,129,098	$287,886

Emerging Markets Fund
Common Stocks
India	$25,023,685	$5,246,505	$(12,671,684)	$—	$(1,302,631)	$(8,218,564)	$—		$(1,629,311	)**	$6,448,000	$(5,947,165)
Indonesia	—	—	—	—	—	—	241,070	**	—		241,070	—
Russia	1,350	—	(224,617)	—	(945,383)	1,168,650	—		—		—	—
South Korea	3,724,493	—	(2,892,541)	—	(6,926,403)	6,094,451	—		—		—	—
Sri Lanka	1,645,629	—	(1,890,310)	—	—	244,681	—		—		—	—
Thailand	56,616,814	750,301	(35,705,945)	—	15,946,362	(23,034,256)	—		(467,416	)**	14,105,860	(16,533,343)

Total Common Stocks	$87,011,971	$5,996,806	$(53,385,097)	$—	$6,771,945	$(23,745,038)	$241,070		$(2,096,727)		$20,794,930	$(22,480,508)

Investment Funds
China	$2,254,617	$—	$—	$—	$—	$33,371	$—		$—		$2,287,988	$33,371
India	11,315,764	—	(512,228)	—	(160,882)	(2,522,065)	—		—		8,120,589	(2,522,065)
Poland	208,208	—	—	—	—	(7,554)	—		—		200,654	(7,554)
Russia	7,265,136	—	(99,896)	—	(11,372)	(1,298,647)	—		—		5,855,221	(1,298,647)
Ukraine	4,000	—	—	—	—	—	—		—		4,000	—

Total Investment Funds	21,047,725	—	(612,124)	—	(172,254)	(3,794,895)	—		—		16,468,452	(3,794,895)

Total	$108,059,696	$5,996,806	$(53,997,221)	$—	$6,599,691	$(27,539,933)	$241,070		$(2,096,727)		$37,263,382	$(26,275,403)

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3, if any, were due to a change in observable and/or unobservable inputs.
***	Represents an interest in securities that were determined to have a fair value of zero at February 28, 2013 and August 31, 2013.

The net aggregate direct and/or indirect exposure to investments in securities using Level 3 inputs (based on the Funds’ net assets) as of August 31, 2013 were as follows:

Fund Name	Level 3 securities
Emerging Countries Fund	< 1%
Emerging Domestic Opportunities Fund	1%
Emerging Markets Fund	< 1%
Taiwan Fund	< 1%	*

*	Represents the interest in securities that were determined to have a fair value of zero at August 31, 2013.

Cash

Cash and Foreign Currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

40

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark to market amounts related to foreign currency.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. Dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute substantially all of its net investment income, if any, and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

Each Fund’s policy is to declare and pay distributions of its net investment income, if any, semi-annually. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. Typically, distributions are reinvested in additional shares of each Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Foreign taxes paid by each Fund may be treated, to the extent permissible under the Code and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2013, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2013, the Funds listed below elected to defer to March 1, 2013 late-year ordinary losses as follows:

Fund Name	Late-Year Ordinary Losses ($)
Emerging Countries Fund	(34,100)
Taiwan Fund	(142,320)

As of February 28, 2013, the Funds listed below had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused.

41

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses and losses realized subsequent to February 28, 2013, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)		Total Short- Term ($)	Long- Term ($)
Fund Name	Expiration Date 2/28/2018	No Expiration Date		No Expiration Date
Emerging Countries Fund	(17,038,014)	(3,296,764)	(20,334,778)	—
Emerging Markets Fund	—	(275,866,167)	(275,866,167)	(68,905,064)
Taiwan Fund	—	(4,972,468)	(4,972,468)	—

As of August 31, 2013, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Emerging Countries Fund	89,884,201	3,428,780	(16,610,367)	(13,181,587)
Emerging Domestic Opportunities Fund	2,258,103,859	82,764,120	(178,682,081)	(95,917,961)
Emerging Markets Fund	9,566,626,441	419,829,934	(1,553,191,071)	(1,133,361,137)
Taiwan Fund	146,391,701	2,562,290	(6,993,115)	(4,430,825)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, 12b-1 and administration fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

42

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Funds’ transfer agent. State Street’s transfer agent fees may be reduced by an earnings allowance calculated on the average daily cash balances each Fund maintains in a State Street transfer agent account. Earnings allowances are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. The Funds may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

As of August 31, 2013, the premium on cash purchases and the fee on cash redemptions were as follows:

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Purchase Premium	—	0.80%	0.80%	0.15%
Redemption Fee	—	0.80%	0.80%	0.45%

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.09% of the Fund’s total net assets as of August 31, 2013. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of the Trust’s Board of Trustees. The costs in respect of this matter are being borne by EMF.

43

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Market Risk – Equities	X	X	X	X
Liquidity Risk	X	X	X	X
Smaller Company Risk	X	X	X	X
Derivatives Risk	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X
Currency Risk	X	X	X	X
Focused Investment Risk	X	X	X	X
Leveraging Risk	X	X	X	X
Counterparty Risk	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X
Large Shareholder Risk	X	X	X	X
Management and Operational Risk	X	X	X	X
Fund of Funds Risk	X	X	X	X
Non-Diversified Funds	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities. Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency

44

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner.

The Funds invest a substantial portion of their assets in equities, and as a result, declines in stock market prices generally are likely to reduce the net asset values of the Funds’ shares.

If a Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition to these risks, a Fund is exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk, but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. Derivatives include futures, non-U.S. currency contracts, swap contracts, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund often will not receive the collateral the day the collateral is called for.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

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Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

A Fund’s use of derivatives may be subject to one or more special tax rules and could generate additional taxable income for shareholders.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Funds to new kinds of risks and costs.

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• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale of those investments. A Fund may seek to collect a refund on taxes paid to a non-U.S. country. In those cases, all or a portion of those taxes could ultimately be recovered by a Fund. However, the recovery process could take several years and the Fund will incur expenses in its efforts to collect the refund, which will reduce the benefit of any recovery. A Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and it may decide not to pursue a refund, even if eligible.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. Dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. Dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates

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of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. Dollars, in which case the Manager may decide to purchase U.S. Dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers with high positive correlations to one another (such as U.S. Treasury Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government), are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan or Japan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

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Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodities Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

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Substantial government interventions (e.g., currency controls) also could negatively impact the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent that a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, accelerate the realization of taxable gains to shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement a Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds, and ETFs (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Many of the Funds that invest in shares of other GMO Funds are subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

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Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies under the 1940 Act:

•	Emerging Countries Fund
•	Emerging Domestic Opportunities Fund
•	Emerging Markets Fund
•	Taiwan Fund

Temporary Defensive Positions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

Certain derivatives transactions used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions through clearing members, who are members of derivatives clearing houses. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject

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to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2013, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Swap contracts
To achieve returns comparable to holding and lending a direct equity position		X	X
As a substitute for direct investment in securities		X	X
Rights and/or warrants
Received as a result of corporate actions	X		X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to

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the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap contracts

The Funds may enter into various types of swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

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Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2013 and the Statements of Operations for the period ended August 31, 2013^:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Countries Fund
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(1,704)	$—	$—	$—	$(1,704)

Total	$—	$(1,704)	$—	$—	$—	$(1,704)

Emerging Domestic Opportunities Fund
Asset:
Unrealized Appreciation on Swap Contracts	$—	$12,757,802	$—	$—	$—	$12,757,802

Total	$—	$12,757,802	$—	$—	$—	$12,757,802

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$12,757,802	$—	$—	$—	$12,757,802

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Domestic Opportunities Fund (continued)
Liability:
Unrealized Depreciation on Swap Contracts	$—	$(1,997,493)	$—	$—	$—	$(1,997,493)

Total	$—	$(1,997,493)	$—	$—	$—	$(1,997,493)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(1,997,493)	$—	$—	$—	$(1,997,493)

Net Realized Gain (Loss) on:
Swap Contracts	$—	$27,691,078	$—	$—	$—	$27,691,078

Total	$—	$27,691,078	$—	$—	$—	$27,691,078

Change in Net Unrealized Appreciation (Depreciation) on:
Swap Contracts	$—	$10,760,309	$—	$—	$—	$10,760,309

Emerging Markets Fund
Asset:
Liability:
Unrealized Depreciation on Swap Contracts	$—	$(3,446,028)	$—	$—	$—	$(3,446,028)

Total	$—	$(3,446,028)	$—	$—	$—	$(3,446,028)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(3,446,028)	$—	$—	$—	$(3,446,028)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(87,166)	$—	$—	$—	$(87,166)
Swap Contracts	—	(11,382,040)	—	—	—	(11,382,040)

Total	$—	$(11,469,206)	$—	$—	$—	$(11,469,206)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$38	$—	$—	$—	$38
Swap Contracts	—	(4,636,141)	—	—	—	(4,636,141)

Total	$—	$(4,636,103)	$—	$—	$—	$(4,636,103)

Taiwan Fund
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$0 *	$—	$—	$—	$0 *

*	Rounds to $0.

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some over-the-counter derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws

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impose restrictions on or prohibitions against the right of offset obligations. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. For more information about other uncertainties and risks, see the Investment and Other Risks note.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2013, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements and net of the related collateral received or pledged by the Funds as of August 31, 2013:

Emerging Domestic Opportunities Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
BNP Paribas	$6,254,962	$(6,254,962)	$—	$—	*
Credit Suisse International	913,023	(913,023)	—	—	*
Goldman Sachs International	1,769,700	(1,769,700)	—	—	*
JPMorgan Chase Bank, N.A.	3,047,150	—	—	3,047,150	*
Societe Generale	772,967	(772,967)	—	—	*

Total	$12,757,802	$(9,710,652)	$—	$3,047,150

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
BNP Paribas	$1,997,493	$—	$—	$1,997,493

Total	$1,997,493	$—	$—	$1,997,493

Emerging Markets Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Credit Suisse International	$2,760,280	$(2,760,280)	$—	$—	*
Morgan Stanley & Co. International PLC	685,748	(685,748)	—	—	*

Total	$3,446,028	$(3,446,028)	$—	$—

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

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The average derivative activity, based on absolute values (rights and/or warrants) or notional amounts (swap contracts) outstanding at each month-end was as follows for the period ended August 31, 2013:

Fund Name	Swap Contracts ($)	Rights and/or Warrants ($)
Emerging Countries Fund	—	622
Emerging Domestic Opportunities Fund	175,094,118	—
Emerging Markets Fund	38,987,628	30,951
Taiwan Fund	—	3,372

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. That fee, if any, is paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Management Fee	0.65%	0.75%	0.75%	0.81%

In addition, each class of shares of certain Funds (except Class M shares which are described below) pays the Manager a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class M shares of a Fund pay the Manager an administration fee, which is used by the Manager to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Class M shares of each Fund may be purchased. The Manager may pay part or all of the administration fee to third parties for providing administration and record keeping services. In some cases, these third parties also receive compensation from the Fund’s distributor pursuant to the Trust’s Distribution and Service (12b-1) Plan. Both shareholder service fees and administration fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V		Class VI	Class M Admin Fee	Class M 12b-1 Fee
Emerging Countries Fund		0.15%					0.20%	0.25%
Emerging Domestic Opportunities Fund	0.22%	0.15%	0.105%	0.085%	*	0.055%
Emerging Markets Fund	0.22%	0.15%	0.105%	0.085%		0.055%
Taiwan Fund		0.15%

*	Class is offered but has no shareholders as of August 31, 2013.

For each Fund, other than Emerging Countries Fund and Taiwan Fund, the Manager has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to the Manager. For Emerging Countries Fund, the Manager has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.35% of the Fund’s average daily net assets.

Subject to the exclusions noted below, “Specified Operating Expenses” means only the following expenses to the extent that they are borne by a Fund: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses; provided, however, that in the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For each Fund that charges a management fee, the Manager will waive and/or reduce the Fund’s management fee, but not below zero, to the extent necessary to offset the management fees directly or indirectly paid by the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

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For each Fund that charges a shareholder service fee, the Manager will waive and/or reduce the shareholder service fee charged by each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly paid by the class of shares of the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

In addition, for Emerging Markets Fund only, the Manager will waive the shareholder service fees charged to each class of the Fund to the extent necessary to prevent the shareholder service fees paid by each class from exceeding the percentage of the class’s average daily net assets as follows: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% of Class IV shares, 0.05% for Class V shares, and 0.02% for Class VI shares.

These contractual waivers and reimbursements will continue through at least June 30, 2014 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract or servicing and supplement support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with the Manager during the period ended August 31, 2013 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agents unaffiliated with the Manager ($)
Emerging Countries Fund	736	184
Emerging Domestic Opportunities Fund	11,269	1,472
Emerging Markets Fund	52,348	7,912
Taiwan Fund	278	5

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2013, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
Emerging Countries Fund	< 0.001%	0.000%	< 0.001%
Emerging Domestic Opportunities Fund	< 0.001%	0.000%	< 0.001%
Emerging Markets Fund*	< 0.001%	0.000%	< 0.001%
Taiwan Fund	< 0.001%	0.000%	< 0.001%

*	During the period, the Fund incurred non-recurring indirect legal expenses in connection with the final settlement of pending litigation. Subsequent to the receipt of the settlement proceeds, the underlying fund was liquidated.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2013 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Emerging Countries Fund	—	78,368,758	—	131,515,487
Emerging Domestic Opportunities Fund	—	3,660,838,707	—	2,854,919,598
Emerging Markets Fund	—	3,918,367,635	—	4,899,680,521
Taiwan Fund	—	229,606,585	—	144,970,813

58

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Cost of purchases of securities for in-kind transactions, excluding short-term investments, in accordance with U.S. GAAP for the period ended August 31, 2013 are noted in the table below:

Fund Name	Purchases ($)
Emerging Domestic Opportunities Fund	47,649,904

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Manager is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2013

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion
Emerging Countries Fund	3	51.86%	0.24%	5.22%
Emerging Domestic Opportunities Fund	2	20.81%	0.87%	—
Emerging Markets Fund	—	—	0.45%	39.54%
Taiwan Fund	2	100.00%	—	100.00%

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Funds’ shares were as follows:

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013

	Shares	Amount	Shares	Amount
Emerging Countries Fund
Class III:
Shares sold	423,185	$4,263,918	3,060,429	$32,174,437
Shares issued to shareholders in reinvestment of distributions	74,073	662,214	105,058	1,099,953
Shares repurchased	(6,334,475)	(59,643,231)	(4,776,303)	(51,193,409)

Net increase (decrease)	(5,837,217)	$(54,717,099)	(1,610,816)	$(17,919,019)

Class M:
Shares sold	160,857	$1,570,665	252,769	$2,586,870
Shares issued to shareholders in reinvestment of distributions	16,731	147,400	45,271	467,194
Shares repurchased	(137,695)	(1,342,636)	(1,791,002)	(18,738,756)

Net increase (decrease)	39,893	$375,429	(1,492,962)	$(15,684,692)

59

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013

	Shares	Amount	Shares	Amount
Emerging Domestic Opportunities Fund
Class II:
Shares sold	8,980,774	$225,285,669	12,480,597	$283,660,535
Shares issued to shareholders in reinvestment of distributions	298,887	6,976,034	147,068	3,460,494
Shares repurchased	(2,329,901)	(56,579,040)	(3,538,146)	(83,663,026)
Purchase premiums	—	1,724,065	—	2,287,380
Redemption fees	—	—	—	43,987

Net increase (decrease)	6,949,760	$177,406,728	9,089,519	$205,789,370

Class III:
Shares sold	12,701,932	$313,491,040	9,505,885	$217,960,797
Shares issued to shareholders in reinvestment of distributions	197,862	4,618,107	100,539	2,364,668
Shares repurchased	(1,266,702)	(31,072,503)	(5,346,700)	(130,887,209)
Purchase premiums	—	2,088,000	—	1,340,406
Redemption fees	—	72,503	—	—

Net increase (decrease)	11,633,092	$289,197,147	4,259,724	$90,778,662

Class IV:
Shares sold	12,103,021	$299,731,352	20,891,685	$483,512,233
Shares issued to shareholders in reinvestment of distributions	455,930	10,645,954	181,833	4,278,542
Shares repurchased	(560,861)	(12,748,941)	—	—
Purchase premiums	—	2,293,297	—	2,631,471
Redemption fees	—	80,645	—	—

Net increase (decrease)	11,998,090	$300,002,307	21,073,518	$490,422,246

Class VI:
Shares sold	5,730	$143,338	7,724,773	$176,155,770
Shares issued to shareholders in reinvestment of distributions	382,533	8,955,091	313,674	7,393,294
Shares repurchased	(8,555)	(218,006)	(1,025,275)	(24,388,193)
Purchase premium fees	—	1,156	—	1,378,129
Redemption fees	—	378	—	153,778

Net increase (decrease)	379,708	$8,881,957	7,013,172	$160,692,778

Emerging Markets Fund
Class II:
Shares sold	10,465,894	$112,894,288	36,949,429	$411,929,298
Shares issued to shareholders in reinvestment of distributions	—	—	2,467,130	28,487,404
Shares repurchased	(43,977,830)	(484,977,755)	(42,310,247)	(479,387,042)
Purchase premiums fees	—	479,932	—	1,484,712
Redemption fees	—	2,784,751	—	2,364,847

Net increase (decrease)	(33,511,936)	$(368,818,784)	(2,893,688)	$(35,120,781)

Class III:
Shares sold	6,494,731	$75,216,093	11,320,635	$127,789,546
Shares issued to shareholders in reinvestment of distributions	—	—	1,491,291	17,264,759
Shares repurchased	(34,943,592)	(391,886,825)	(40,472,349)	(461,746,220)
Purchase premiums fees	—	51,246	—	354,014
Redemption fees	—	2,687,762	—	511,886

Net increase (decrease)	(28,448,861)	$(313,931,724)	(27,660,423)	$(315,826,015)

60

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013

	Shares	Amount	Shares	Amount
Emerging Markets Fund (continued)
Class IV:
Shares sold	4,611,196	$50,253,454	27,760,743	$311,211,796
Shares issued to shareholders in reinvestment of distributions	—	—	1,763,402	20,260,499
Shares repurchased	(41,521,938)	(454,639,470)	(53,607,780)	(614,147,440)
Purchase premiums fees	—	126,321	—	776,654
Redemption fees	—	2,690,108	—	2,223,067

Net increase (decrease)	(36,910,742)	$(401,569,587)	(24,083,635)	$(279,675,424)

Class V:
Shares sold	—	$—	24,895,167	$281,404,142
Shares issued to shareholders in reinvestment of distributions	—	—	1,233,305	14,140,454
Shares repurchased	(4,379,087)	(47,707,594)	(23,125,506)	(260,177,266)
Purchase premiums fees	—	—	—	91,320
Redemption fees	—	119,708	—	175,876

Net increase (decrease)	(4,379,087)	$(47,587,886)	3,002,966	$35,634,526

Class VI:
Shares sold	33,028,060	$359,966,294	108,893,901	$1,171,166,643
Shares issued to shareholders in reinvestment of distributions	—	—	10,337,985	118,774,387
Shares repurchased	(27,796,914)	(311,620,071)	(55,788,608)	(620,770,625)
Purchase premium fees	—	1,206,122	—	6,237,285
Redemption fees	—	2,269,113	—	4,552,813

Net increase (decrease)	5,231,146	$51,821,458	63,443,278	$679,960,503

Taiwan Fund
Class III:
Shares sold	4,288,608	$88,034,683	480,041	$9,693,623
Shares issued to shareholders in reinvestment of distributions	14,056	292,653	102,164	1,969,604
Shares repurchased	(137,202)	(2,802,899)	(1,298,694)	(25,560,277)
Purchase premiums	—	132,250	—	14,115
Redemption fees	—	12,613	—	113,681

Net increase (decrease)	4,165,462	$85,669,300	(716,489)	$(13,769,254)

10.	Investments in affiliated companies and other funds of the Trust

An affiliated company is a company in which a Fund has or had ownership of at least 5% of the voting securities. A summary of the Fund’s transactions involving companies that are or were affiliates during the period ended August 31, 2013 is set forth below:

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income	Value, end of period
Emerging Markets Fund
Kiri Industries Ltd*	$121,874		$30,303	$80,012	$—	$108,050
Star Block Co Ltd (Foreign Registered)	0	**	—	—	—	0	**

Totals	$121,874		$30,303	$80,012	$—	$108,050

*	No longer an affiliate as of August 31, 2013.
**	Represents the interest in securities that were determined to have a fair value of zero at February 28, 2013 and August 31, 2013.

61

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

A summary of the Funds’ transactions in the shares of other funds of the Trust during the period ended August 31, 2013 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital	Value, end of period
Emerging Countries Fund
GMO U.S. Treasury Fund	$1,204,052	$27,052,969	$27,970,900	$496	$107	$—	$285,029

Emerging Domestic Opportunities Fund
GMO U.S. Treasury Fund	$49,003,861	$954,956,152	$922,242,910	$40,785	$13,063	$—	$81,720,507

Emerging Markets Fund
GMO Special Purpose Holding Fund	$4,355	$—	$12,175	$—	$—	$342,509	$—
GMO U.S. Treasury Fund	37,905,924	773,410,362	810,922,063	26,276	11,145	—	405,204

	$37,910,279	$773,410,362	$810,934,238	$26,276	$11,145	$342,509	$405,204

Taiwan Fund
GMO U.S. Treasury Fund	$735,075	$57,844,518	$58,577,638	$839	$41	$—	$677

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2013 through August 31, 2013. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2014.

62

GMO Trust Funds

Board Review of Management Agreements

August 31, 2013 (Unaudited)

Emerging Countries Fund

Approval of renewal of management agreement for GMO Emerging Countries Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

63

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

Emerging Domestic Opportunities Fund

Approval of renewal of management agreement for GMO Emerging Domestic Opportunities Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

64

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

Emerging Markets Fund

Approval of renewal of management agreement for GMO Emerging Markets Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

65

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

Taiwan Fund

Approval of renewal of management agreement for GMO Taiwan Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

66

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2013 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2013.

As a shareholder of the Funds, you may incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and /or indirect management fees, direct and/or indirect shareholder services fees, and distribution (12b-1) and/or administration fees for Funds with Class M shares, if applicable, and other Fund expenses. This example is intended to help you understand your ongoing costs (in Dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2013 through August 31, 2013.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid* During the Period	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid* During the Period	Annualized Net Expense Ratio
Emerging Countries Fund
Class III	$1,000.00	$874.80	$5.62	$1,000.00	$1,019.21	$6.06	1.19%
Class M	$1,000.00	$874.10	$7.04	$1,000.00	$1,017.69	$7.58	1.49%
Emerging Domestic Opportunities Fund
Class II	$1,000.00	$935.20	$5.12	$1,000.00	$1,019.91	$5.35	1.05%
Class III	$1,000.00	$935.20	$4.78	$1,000.00	$1,020.27	$4.99	0.98%
Class IV	$1,000.00	$935.70	$4.59	$1,000.00	$1,020.47	$4.79	0.94%
Class VI	$1,000.00	$935.80	$4.34	$1,000.00	$1,020.72	$4.53	0.89%
Emerging Markets Fund
Class II	$1,000.00	$885.00	$5.13	$1,000.00	$1,019.76	$5.50	1.08%
Class III	$1,000.00	$884.50	$4.89	$1,000.00	$1,020.01	$5.24	1.03%
Class IV	$1,000.00	$884.40	$4.65	$1,000.00	$1,020.27	$4.99	0.98%
Class V	$1,000.00	$885.10	$4.42	$1,000.00	$1,020.52	$4.74	0.93%
Class VI	$1,000.00	$885.30	$4.28	$1,000.00	$1,020.67	$4.58	0.90%
Taiwan Fund
Class III	$1,000.00	$1,021.70	$6.98	$1,000.00	$1,018.30	$6.97	1.37%

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31,2013, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

67

GMO Trust

Semiannual Report

August 31, 2013

Alpha Only Fund

Alternative Asset Opportunity Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Equity Allocation Fund

International Equity Allocation Fund

International Opportunities Equity Allocation Fund

Special Situations Fund

Strategic Opportunities Allocation Fund

U.S. Equity Allocation Fund

World Opportunities Equity Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make available on GMO’s website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or private placement memorandum, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com and the private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Alpha Only Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	83.3%
Short-Term Investments	9.5
Investment Funds	1.9
Swap Contracts	1.0
Forward Currency Contracts	0.7
Futures Contracts	0.3
Preferred Stocks	0.3
Rights/Warrants	0.0 ^
Other	3.0

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Swap contracts and futures contracts in the table are based on the net unrealized appreciation/depreciation of the respective contracts. The Fund’s investment program involves having both long and short investment exposures. The additional short exposures that the Fund has to swaps contracts and futures contracts based on notional amounts are (31.0%) and (59.4%) of net assets, respectively.

^	Rounds to 0.0%.

1

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 86.0%

	United States — 86.0%
	Affiliated Issuers
13,749,702	GMO International Growth Equity Fund, Class IV	362,304,651
37,757,882	GMO International Intrinsic Value Fund, Class IV	845,021,408
26,112,384	GMO U.S. Core Equity Fund, Class VI	408,919,938
69,302,474	GMO U.S. Flexible Equities Fund, Class VI	754,010,915

	TOTAL MUTUAL FUNDS (COST $2,196,964,315)	2,370,256,912

	INVESTMENT FUNDS — 1.9%

	United States — 1.9%
1,394,741	Vanguard Emerging Markets ETF	52,609,630

	TOTAL INVESTMENT FUNDS (COST $58,127,083)	52,609,630

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 7.3%

		Time Deposits — 1.2%
USD	4,954,241	DBS Bank Ltd (Singapore) Time Deposit, 0.06%, due 09/03/13	4,954,241
USD	13,754,704	Sumitomo (Tokyo) Time Deposit, 0.06%, due 09/03/13	13,754,704
USD	13,754,703	US Bank NA (Cincinnati) Time Deposit, 0.06%, due 09/03/13	13,754,703

		Total Time Deposits	32,463,648

		U.S. Government — 6.1%
	63,000,000	U.S. Treasury Bill, 0.09%, due 06/26/14	62,952,057
	70,000,000	U.S. Treasury Bill, 0.10%, due 07/24/14	69,935,460
	36,000,000	U.S. Treasury Bill, 0.12%, due 08/21/14	35,957,772

		Total U.S. Government	168,845,289

		TOTAL SHORT-TERM INVESTMENTS (COST $201,302,412)	201,308,937

		TOTAL INVESTMENTS — 95.2% (Cost $2,456,393,810)	2,624,175,479
		Other Assets and Liabilities (net) — 4.8%	132,086,837

		TOTAL NET ASSETS — 100.0%	$2,756,262,316

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/29/2013	GS	AUD	19,555,026	USD	17,599,055	$258,566
10/29/2013	MSCI	AUD	19,680,508	USD	17,698,622	246,861
10/15/2013	BBH	CHF	4,004,000	USD	4,317,774	13,078
10/15/2013	BCLY	CHF	9,866,099	USD	10,650,900	43,869
10/15/2013	GS	CHF	4,819,562	USD	5,216,230	34,724
10/15/2013	JPM	CHF	5,004,929	USD	5,402,179	21,385
10/15/2013	MSCI	CHF	14,045,083	USD	15,200,416	100,564
09/24/2013	BOA	DKK	4,335,000	USD	772,410	4,235
09/24/2013	GS	DKK	3,065,000	USD	548,325	5,197
09/24/2013	RBS	DKK	70,623,960	USD	12,686,934	172,145
10/22/2013	BCLY	EUR	41,482,289	USD	54,980,275	145,933
10/22/2013	DB	EUR	13,806,945	USD	18,306,974	55,938
10/22/2013	GS	EUR	6,147,000	USD	8,188,646	63,089
10/22/2013	JPM	EUR	10,074,000	USD	13,436,923	120,368
10/22/2013	MSCI	EUR	27,552,425	USD	36,524,130	103,307
09/17/2013	BCLY	GBP	58,752,547	USD	91,899,574	860,038
09/17/2013	JPM	GBP	8,874,412	USD	13,626,959	(124,315)
09/17/2013	MSCI	GBP	99,945,495	USD	156,447,423	1,577,685
10/02/2013	BBH	HKD	273,373,726	USD	35,255,079	(2,200)
10/02/2013	RBS	HKD	8,337,021	USD	1,074,900	(334)
09/25/2013	BCLY	JPY	8,343,466,938	USD	87,674,911	2,690,095
09/25/2013	BOA	JPY	102,913,000	USD	1,054,426	6,175
09/25/2013	GS	JPY	1,227,777,358	USD	12,382,060	(123,824)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/25/2013	JPM	JPY	7,601,646,810	USD	79,994,852	$2,566,061
09/25/2013	MSCI	JPY	7,645,424,310	USD	80,445,126	2,570,426
09/24/2013	BBH	NOK	3,549,000	USD	598,414	18,925
09/24/2013	GS	NOK	53,814,144	USD	9,347,635	560,739
09/24/2013	RBS	NOK	1,874,936	USD	317,300	11,156
09/11/2013	BCLY	NZD	792,269	USD	631,506	19,530
09/11/2013	DB	NZD	950,238	USD	757,357	23,360
09/24/2013	BBH	SEK	227,781,841	USD	35,515,277	1,160,751
09/24/2013	DB	SEK	6,886,576	USD	1,065,400	26,752
09/24/2013	MSCI	SEK	17,831,000	USD	2,719,602	30,293
10/01/2013	BBH	SGD	1,964,000	USD	1,547,670	7,954
10/01/2013	GS	SGD	754,524	USD	596,700	5,177
10/01/2013	JPM	SGD	22,109,795	USD	17,608,850	275,447
09/11/2013	BBH	USD	363,200	NZD	461,887	(6,423)
09/24/2013	BBH	USD	6,163,000	NOK	36,921,911	(134,305)
09/24/2013	BBH	USD	23,921,400	SEK	157,082,312	(229,923)
10/01/2013	BBH	USD	12,410,300	SGD	15,662,937	(131,037)
10/02/2013	BBH	USD	22,665,300	HKD	175,798,155	7,561
09/17/2013	BCLY	USD	159,927,700	GBP	105,152,495	3,010,503
09/25/2013	DB	USD	154,224,500	JPY	15,387,600,521	2,510,394
09/24/2013	GS	USD	8,613,000	DKK	48,797,383	34,051
09/11/2013	JPM	USD	515,600	NZD	651,520	(12,343)

						$18,597,628

2	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
101	Amsterdam IDX	September 2013	$9,688,482	$339,379
650	CAC 40	September 2013	33,801,252	1,340,146
113	DAX	September 2013	30,313,805	657,943
777	FTSE 100	September 2013	77,213,073	(146,176)
67	FTSE/MIB	September 2013	7,377,225	(22,640)
76	Hang Seng	September 2013	10,538,031	161,039
95	IBEX 35	September 2013	10,419,100	556,146
102	MSCI Singapore	September 2013	5,487,720	84,058
616	OMXS 30	September 2013	11,290,046	388,043
16,307	S&P 500 E-Mini Index	September 2013	1,330,080,455	2,887,980
249	SPI 200	September 2013	28,215,669	(995,584)
673	TOPIX	September 2013	75,022,256	2,267,563

			$1,629,447,114	$7,517,897

Swap Contracts

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
131,675,712	USD	9/30/2013	CSI	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.13%	$1,462,898
52,670,113	USD	1/29/2014	CITI	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.05%	494,875
45,234,650	USD	2/10/2014	CITI	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.02%	1,623,217
79,201,894	USD	3/13/2014	JPM	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA plus 0.04%	2,973,473
40,451,525	USD	3/14/2014	BNP	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA plus 0.03%	1,795,834
78,760,184	USD	3/24/2014	JPM	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA plus 0.04%	1,648,218
46,420,545	USD	4/3/2014	CITI	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA plus 0.06%	1,519,873
134,816,079	USD	5/12/2014	BNP	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA plus 0.12%	4,845,374
217,283,153	USD	5/15/2014	JPM	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA plus 0.11%	9,651,536

						$26,015,298

				Premiums to (Pay) Receive		$—

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

See accompanying notes to the financial statements.	3

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Short-Term Investments	50.6%
Futures Contracts**	49.2
Forward Currency Contracts	0.2
Debt Obligations	0.1
Other	(0.1)

100.0%

(a)	GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund. As such, the holdings of GMO Alternative Asset SPC Ltd. have been included with GMO Alternative Asset Opportunity Fund.

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Futures concentrations use the net notional contract amounts for purposes of computing asset class exposures. See Schedule of Investments for more information.

**	Some or all is comprised of commodity exposure. See Consolidated Schedule of Investments.

4

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 67.8%

	Affiliated Issuers — 67.8%
791,020	GMO Short-Duration Collateral Fund	2,618,277
48,674,103	GMO U.S. Treasury Fund	1,216,852,576

	TOTAL MUTUAL FUNDS (COST $1,220,032,070)	1,219,470,853

	SHORT-TERM INVESTMENTS — 30.2%

	Money Market Funds — 4.7%
11,828,002	State Street Institutional Liquid Reserves Fund, 0.08% (a) (b)	11,828,002
73,338,904	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (c)	73,338,904

	Total Money Market Funds	85,166,906

	U.S. Government — 25.5%
5,000,000	U.S. Treasury Bill, 0.02%, due 11/14/13 (a) (d) (e)	4,999,825
50,000,000	U.S. Treasury Bill, 0.02%, due 11/21/13 (a) (d)	49,997,800
94,500,000	U.S. Treasury Bill, 0.02%, due 11/29/13 (a) (d)	94,494,330
59,000,000	U.S. Treasury Bill, 0.02%, due 11/29/13 (a) (d)	58,996,460
4,000,000	U.S. Treasury Bill, 0.03%, due 12/05/13 (d) (e)	3,999,716
1,000,000	U.S. Treasury Bill, 0.04%, due 09/05/13 (a) (d) (e)	999,994

Par Value ($)	Description	Value ($)
	U.S. Government — continued
55,000,000	U.S. Treasury Bill, 0.04%, due 10/10/13 (a) (d) (e)	54,997,556
8,000,000	U.S. Treasury Bill, 0.04%, due 01/23/14 (a) (d)	7,998,816
23,000,000	U.S. Treasury Bill, 0.04%, due 02/13/14 (a) (d)	22,995,837
61,000,000	U.S. Treasury Bill, 0.09%, due 09/19/13 (a) (d)	60,997,100
45,000,000	U.S. Treasury Bill, 0.09%, due 10/10/13 (a) (d) (e)	44,995,500
7,000,000	U.S. Treasury Bill, 0.09%, due 10/10/13 (a) (d) (e)	6,999,300
5,000,000	U.S. Treasury Bill, 0.11%, due 09/05/13 (a) (d) (e)	4,999,924
40,000,000	U.S. Treasury Bill, 0.12%, due 09/05/13 (d) (e)	39,999,361

	Total U.S. Government	457,471,519

	TOTAL SHORT-TERM INVESTMENTS (COST $542,619,739)	542,638,425

	TOTAL INVESTMENTS — 98.0% (Cost $1,762,651,809)	1,762,109,278
	Other Assets and Liabilities (net) — 2.0%	35,337,031

	TOTAL NET ASSETS — 100.0%	$1,797,446,309

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/17/2013	BCLY	AUD	32,700,000	USD	29,671,228	$591,408
10/15/2013	BCLY	AUD	51,200,000	USD	46,903,245	1,456,107
10/15/2013	CITI	AUD	57,500,000	USD	52,676,325	1,637,059
09/05/2013	JPM	AUD	74,400,000	USD	67,379,759	1,164,364
10/31/2013	JPM	AUD	21,000,000	USD	18,639,222	18,945
11/04/2013	JPM	AUD	74,400,000	USD	66,389,724	438,565
09/17/2013	MSCI	AUD	77,900,000	USD	70,619,077	1,343,298
10/08/2013	MSCI	AUD	37,700,000	USD	33,376,941	(102,916)
10/22/2013	MSCI	CAD	178,600,000	USD	170,517,497	1,156,961
09/16/2013	BCLY	GBP	15,200,000	USD	23,007,632	(545,626)
09/16/2013	BCLY	USD	22,936,511	GBP	15,200,000	616,746
10/23/2013	CSI	USD	128,252,034	EUR	95,700,000	(1,748,309)
09/05/2013	JPM	USD	66,653,844	AUD	74,400,000	(438,449)

						$5,588,153

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
263	Light Sweet Crude Oil (a)	September 2013	$28,311,950	$(607,256)
1,476	Corn (a)	December 2013	35,571,600	39,792
53	MSCI Singapore	September 2013	2,848,894	(37,935)
220	MSCI Taiwan	September 2013	6,168,976	94,116
58	Hang Seng	September 2013	8,042,231	(135,464)
918	U.S. Treasury Note 10 Yr. (CBT)	December 2013	114,090,187	100,960
333	Australian Government Bond 10 Yr.	September 2013	34,788,819	99,419
115	Canadian Government Bond 10 Yr.	December 2013	14,041,141	60,683

See accompanying notes to the financial statements.	5

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Futures Contracts (continued)

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
564	S&P 500 Index	September 2013	$230,013,300	$(1,537,897)
1,942	Euro STOXX 50 Futures	September 2013	69,827,666	67,866
355	Russell 2000 Mini	September 2013	35,858,550	(56,947)
3,588	FTSE 100	September 2013	355,907,252	5,966,796
1,776	Soybean (a)	November 2013	120,546,000	9,050,814

			$1,056,016,566	$13,104,947

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
310	Silver (a)	December 2013	$36,445,150	$(4,733,195)
1,108	Wheat (a)	December 2013	36,231,600	(467,992)
159	E-mini MSCI Emerging Markets	September 2013	7,292,535	(138,681)
618	Nikkei 225	September 2013	83,431,663	1,266,168
625	S&P Toronto 60	September 2013	86,074,505	(2,562,132)
657	Gold 100 OZ (a)	December 2013	91,723,770	(7,558,249)
213	Japanese Government Bond 10 Yr. (TSE)	September 2013	313,371,912	(2,415,838)

			$654,571,135	$(16,609,919)

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Consolidated Schedule of Investments:

(a)	All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2013.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

(d)	The rate shown represents yield-to-maturity.

(e)	All or a portion of this security has been pledged to cover margin requirements on futures and cleared swap contracts, collateral on OTC swap contracts and forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

6	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	52.6%
Short-Term Investments	25.1
Debt Obligations	21.1
Futures Contracts	14.4
Preferred Stocks	1.2
Forward Currency Contracts	0.4
Investment Funds	0.1
Loan Participations	0.1
Loan Assignments	0.0 ^
Rights/Warrants	0.0 ^
Options Purchased	0.0 ^
Reverse Repurchase Agreements	(0.0)^
Swap Contracts	(0.0)^
Written Options	(0.2)
Other	(14.8)

100.0%

Country/Region Summary**	% of Investments
United States	42.9%
Emerging***	20.3
United Kingdom	13.2
France	5.0
Germany	3.7
Japan	3.3
Spain	2.6
Australia	2.2
Italy	2.1
Switzerland	1.4
Hong Kong	0.9
Netherlands	0.7
Belgium	0.3
Singapore	0.3
Sweden	0.3
Finland	0.2
Norway	0.2
Austria	0.1
Denmark	0.1
Greece	0.1
Ireland	0.1
Israel	0.1
New Zealand	0.1
Portugal	0.1
Canada	(0.3)

100.0%

(a)	GMO Implementation Fund is a 100% owned subsidiary of Benchmark-Free Allocation Fund. As such, the holdings of GMO Implementation Fund have been included with Benchmark-Free Allocation Fund.

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”) except for GMO Alpha Only Fund.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds, except for GMO Alpha Only Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Emerging” exposure is primarily comprised of: Argentina, Brazil, Chile, China, Colombia, Congo, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Indonesia, Iraq, Ivory Coast, Malaysia, Mexico, Pakistan, Panama, Peru, Philippines, Poland, Russia, Serbia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Tunisia, Turkey, Ukraine, Uruguay, and Venezuela.

^	Rounds to 0.0%.

7

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares / Par Value ($)		Description	Value ($)
		MUTUAL FUNDS — 36.1%

		United States — 36.1%
		Affiliated Issuers — 36.1%
	53,509,007	GMO Alpha Only Fund, Class IV	1,289,567,059
	38,225,002	GMO Alternative Asset Opportunity Fund	1,184,592,815
	18,503,442	GMO Debt Opportunities Fund, Class VI	503,478,667
	33,443,189	GMO Emerging Country Debt Fund, Class IV	320,385,752

		TOTAL MUTUAL FUNDS (COST $3,295,730,163)	3,298,024,293

		INVESTMENT FUNDS (a) — 0.1%

		United States — 0.1%
	235,129	iShares MSCI Emerging Markets ETF	8,944,307

		TOTAL INVESTMENT FUNDS (COST $8,817,625)	8,944,307

		DEBT OBLIGATIONS (a) — 9.9%

		CMBS Collateralized Debt Obligations — 0.0%
	1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.06%, due 11/23/52	1,600

		Insured Other — 0.0%
	2,500,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	489,125

		Residential Asset-Backed Securities (Canada) — 0.1%
CAD	150,000	Master Asset Vehicle II, Series 09-2, Class C, Zero Coupon, due 07/15/56	106,807
CAD	352,000	Master Asset Vehicle II, Series 09-2, Class B, Zero Coupon, due 07/15/56	270,692
CAD	1,938,400	Master Asset Vehicle II, Series 09-2, Class A2, 0.78%, due 07/15/56	1,582,668
CAD	2,559,488	Master Asset Vehicle II, Series 09-2, Class A1, 0.78%, due 07/15/56	2,138,374

		Residential Asset-Backed Securities (Canada)	4,098,541

		Total Asset-Backed Securities	4,589,266

		Bank Loans — 0.0%
	380,447	Caesars Entertainment Corp. Term Loan B1, 3.18%, due 01/28/15	378,545
	781,215	Caesars Entertainment Corp. Term Loan B3, 3.18%, due 01/28/15	767,544

Par Value ($) / Shares	Description	Value ($)
	Bank Loans — continued
960,000	Springleaf Financial Funding Co. Term Loan B, 5.50%, due 05/10/17	960,000

	Total Bank Loans	2,106,089

	U.S. Government — 9.8%
125,972,739	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (b)	147,112,476
27,786,960	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27 (b)	32,719,145
33,097,800	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (b)	33,477,895
258,618,905	U.S. Treasury Inflation Indexed Note, 1.13%, due 01/15/21 (b)	272,681,308
425,920,368	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (b)	410,946,712

	Total U.S. Government	896,937,536

	TOTAL DEBT OBLIGATIONS (COST $926,027,380)	903,632,891

	COMMON STOCKS (a) — 45.2%

	Australia — 0.7%
2,381,482	Arrium Ltd	2,361,396
266,966	Bank of Queensland Ltd	2,269,063
133,199	Bendigo and Adelaide Bank Ltd	1,194,066
645,602	BlueScope Steel Ltd *	2,855,367
57,363	Commonwealth Bank of Australia	3,700,715
152,011	CSL Ltd	9,179,215
1,617,424	Goodman Fielder Ltd *	1,060,132
302,037	Insurance Australia Group Ltd	1,559,626
386,254	Investa Office Fund (REIT)	1,007,648
81,766	Macquarie Group Ltd	3,168,852
1,760,394	Mirvac Group (REIT)	2,565,179
114,358	National Australia Bank Ltd	3,284,506
576,170	Pacific Brands Ltd	387,881
551,110	QBE Insurance Group Ltd	7,424,568
1,232,871	Stockland (REIT)	4,077,779
747,803	TABCORP Holdings Ltd	2,137,780
558,929	Tatts Group Ltd	1,592,490
431,469	Westpac Banking Corp	11,977,512
90,260	Woolworths Ltd	2,859,101

	Total Australia	64,662,876

	Austria — 0.1%
96,485	OMV AG	4,452,889
56,387	Voestalpine AG	2,409,830

	Total Austria	6,862,719

	Belgium — 0.1%
109,542	Ageas	4,307,589
46,231	Anheuser-Busch InBev NV	4,311,552

8	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Belgium — continued
114,054	Belgacom SA	2,730,343

	Total Belgium	11,349,484

	Brazil — 0.8%
90,900	Banco Bradesco SA	1,203,898
1,379,000	Banco do Brasil SA	13,322,136
244,100	Banco Santander Brasil SA	1,395,471
491,000	Banco Santander Brasil SA ADR	2,833,070
410,100	BM&FBOVESPA SA	2,009,291
279,100	BR Malls Participacoes SA	2,117,274
185,200	BR Properties SA	1,408,822
73,800	Brasil Brokers Participacoes SA	162,388
41,900	CETIP SA - Mercados Organizados	410,931
37,900	Cia de Saneamento Basico do Estado de Sao Paulo	311,180
46,600	Cia Hering	623,234
488,280	Cielo SA	11,953,492
106,000	Companhia Siderurgica Nacional SA	374,073
157,700	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,039,018
76,570	Duratex SA	387,672
60,300	Equatorial Energia SA	506,723
29,000	Gol Linhas Aereas Inteligentes SA ADR *	106,140
76,500	Grendene SA	614,001
139,400	Grupo BTG Pactual	1,583,327
28,000	Light SA	211,237
294,200	MRV Engenharia e Participacoes SA	1,027,132
22,000	Multiplan Empreendimentos Imobiliarios SA	442,038
160,000	Multiplus SA	1,747,564
26,000	Natura Cosmeticos SA	487,864
1,793,400	PDG Realty SA Empreendimentos e Participacoes *	1,728,796
176,300	Petroleo Brasileiro SA	1,180,038
43,000	Petroleo Brasileiro SA (Petrobras) ADR	581,360
61,900	Porto Seguro SA	667,008
119,200	Qualicorp SA *	931,738
122,557	Sul America SA	719,126
199,300	Tim Participacoes SA	783,518
68,700	Totvs SA	1,076,879
57,300	Transmissora Alianca de Energia Eletrica SA	528,343
241,200	Vale SA	3,479,580
1,165,600	Vale SA Sponsored ADR	16,796,296

	Total Brazil	74,750,658

	Canada — 0.2%
668,700	Blackberry Ltd *	6,754,930
12,800	Canadian Pacific Railway Ltd	1,505,303

Shares	Description	Value ($)
	Canada — continued
26,000	Canadian Tire Corp Ltd - Class A	2,199,126
224,700	First Quantum Minerals Ltd	3,731,133
20,600	Home Capital Group Inc	1,252,272
81,300	Husky Energy Inc	2,298,599
35,900	Magna International Inc	2,759,389
30,500	RONA Inc	311,284

	Total Canada	20,812,036

	Czech Republic — 0.1%
383,669	CEZ AS	8,861,539

	Denmark — 0.0%
11,618	Jyske Bank A/S *	535,068
13,561	Novo Nordisk A/S - Class B	2,267,340

	Total Denmark	2,802,408

	Egypt — 0.1%
1,292,520	Al Ezz Steel Rebars SAE *	2,056,081
224,538	Commercial International Bank	1,135,040
348,596	Egyptian Financial Group - Hermes Holding *	404,014
379,706	Orascom Telecom Holding SAE *	231,058
291,399	Orascom Telecom Holding SAE GDR (Registered Shares) *	869,523
21,823,310	Orascom Telecom Media And Technology Holding SAE	1,717,439
2,322,305	Palm Hills Developments SAE *	754,205
96,773	Sidi Kerir Petrochemicals Co	204,894
604,228	Talaat Moustafa Group *	424,795
378,459	Telecom Egypt Co	677,841

	Total Egypt	8,474,890

	Finland — 0.1%
2,426,115	Nokia Oyj *	9,412,869
59,970	Sampo Oyj - Class A	2,496,266

	Total Finland	11,909,135

	France — 2.8%
485,266	Air France-KLM *	3,650,219
462,518	AXA	10,080,611
327,393	BNP Paribas	20,526,432
153,746	Carrefour SA	4,813,813
57,117	CNP Assurances	1,010,307
34,636	Compagnie Generale des Etablissements Michelin	3,315,205
95,889	European Aeronautic Defence and Space Co NV	5,521,493
623,962	GDF Suez	13,538,005
19,505	L’Oreal SA	3,256,413
823,853	Orange	8,363,032
108,247	PagesJaunes Groupe *	241,961

See accompanying notes to the financial statements.	9

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	France — continued
738,916	Peugeot SA *	10,496,267
16,228	Publicis Groupe	1,206,960
153,455	Renault SA	10,976,550
406,442	Sanofi	38,951,945
437,141	Societe Generale	19,143,870
156,099	Technicolor *	743,582
1,581,322	Total SA	87,567,139
439,134	Vivendi SA	8,907,690

	Total France	252,311,494

	Germany — 1.0%
59,541	Allianz SE (Registered)	8,530,235
56,575	Aurubis AG	3,263,182
53,644	Bayer AG (Registered)	5,962,280
44,244	Daimler AG	3,035,929
247,199	Deutsche Lufthansa AG (Registered) *	4,409,953
215,333	Deutsche Post AG (Registered)	6,224,335
26,961	Duerr AG	1,808,129
1,585,450	E. ON AG	25,088,726
106,366	Freenet AG	2,510,810
21,588	Hannover Rueck SE	1,506,935
108,966	Kloeckner & Co SE *	1,405,141
14,810	Merck KGaA	2,249,897
70,822	Metro AG	2,595,133
44,440	Muenchener Rueckversicherungs AG (Registered)	8,097,856
362,108	RWE AG	9,945,274
49,338	Salzgitter AG	1,870,646
81,118	SAP AG	5,991,274

	Total Germany	94,495,735

	Greece — 0.0%
296,326	OPAP SA	2,931,035
139,101	Public Power Corp SA	1,310,086

	Total Greece	4,241,121

	Hong Kong — 0.3%
524,000	AAC Technologies Holdings Inc	2,364,596
251,000	Cheung Kong Holdings Ltd	3,577,416
238,500	CLP Holdings Ltd	1,908,418
1,676,400	Esprit Holdings Ltd	2,850,644
1,339,300	Hong Kong & China Gas	3,103,027
419,552	Link (REIT)	1,922,198
171	Melco International Development Ltd	388
953,000	Pacific Basin Shipping Ltd	592,773
369,600	Sands China Ltd	2,115,804
359,000	Sun Hung Kai Properties Ltd	4,643,140
279,000	Wharf Holdings Ltd (The)	2,276,155

Shares	Description	Value ($)
	Hong Kong — continued
316,500	Yue Yuen Industrial Holdings Ltd	968,317

	Total Hong Kong	26,322,876

	Hungary — 0.0%
40,060	OTP Bank Plc	744,188

	India — 0.5%
83,954	Aban Offshore Ltd	269,098
586,562	Allahabad Bank	586,367
212,247	Aurobindo Pharma Ltd	583,393
42,785	Bank of Baroda	298,852
468,076	Cairn India Ltd	2,284,740
86,551	Cipla Ltd	547,349
28,167	Financial Technologies India Ltd	48,054
58,259	GAIL India Ltd	260,144
146,249	HCL Technologies Ltd	2,307,959
23,795	Hero MotoCorp Ltd *	722,843
310,287	Hexaware Technologies Ltd	605,558
429,480	Hindalco Industries Ltd	677,474
312,200	Hindalco Industries Ltd GDR, 144A (c)	481,603
1,386,554	Housing Development & Infrastructure Ltd *	688,493
145,031	Idea Cellular Ltd *	350,392
72,881	Infosys Ltd	3,400,995
175,500	Infosys Technologies Ltd Sponsored ADR	8,137,935
79,791	Jai Balaji Industries Ltd *	24,147
120,396	Jindal Steel & Power Ltd	402,236
29,859	JSW Steel Ltd	242,455
145,514	Karnataka Bank Ltd	166,025
45,687	Lupin Ltd	556,026
1,003,103	NHPC Ltd	242,323
156,755	NTPC Ltd	309,509
208,979	Oil & Natural Gas Corp Ltd	795,935
159,549	Oriental Bank of Commerce	307,977
86,098	Punjab National Bank Ltd (c)	560,776
206,991	Reliance Energy Ltd	1,083,419
25,584	Reliance Industries Ltd	328,320
9,527	Reliance Industries Ltd GDR, 144A	239,648
348,177	Sesa Goa Ltd	991,955
375,346	Steel Authority of India Ltd	261,902
462,004	Sterlite Industries India Ltd	644,232
121,300	Sterlite Industries India Ltd ADR	727,800
59,155	Sun Pharmaceutical Industries Ltd *	466,921
187,966	Tata Consultancy Services Ltd	5,768,404
151,927	Tata Motors Ltd	680,921
5,100	Tata Motors Ltd Sponsored ADR	113,832
158,802	Tata Motors Ltd - Class A	350,152
231,417	Tata Steel Ltd	947,675

10	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	India — continued
225,767	Tech Mahindra Ltd	4,687,271
195,176	Wipro Ltd	1,408,921
74,513	Wipro Ltd ADR	672,107

	Total India	45,232,138

	Indonesia — 0.4%
19,017,500	Astra International Tbk PT	10,509,553
636,000	Bank Central Asia Tbk PT	525,355
5,331,670	Bank Mandiri Persero Tbk PT	3,455,833
3,141,500	Bank Negara Indonesia Persero Tbk PT	1,103,775
5,935,270	Bank Rakyat Indonesia Persero Tbk PT	3,574,477
2,807,000	Bank Tabungan Negara Persero Tbk PT	243,518
2,085,000	Gajah Tunggal Tbk PT	355,746
10,103,500	Global Mediacom Tbk PT *	1,612,711
1,178,500	Harum Energy Tbk PT	346,532
777,500	Indosat Tbk PT	292,913
17,185,500	Kalbe Farma Tbk PT	2,116,144
6,290,500	Media Nusantara Citra Tbk PT *	1,691,426
1,107,000	Mitra Adiperkasa Tbk PT	480,362
28,808,500	MNC Investama Tbk PT	906,516
2,236,000	MNC Sky Vision Tbk PT *	379,538
3,558,000	Ramayana Lestari Sentosa Tbk PT	328,104
1,259,150	Semen Gresik Persero Tbk PT	1,449,746
30,312,500	Telekomunikasi Indonesia Persero Tbk PT	6,088,850
35,300	Telekomunikasi Indonesia Tbk PT Sponsored ADR	1,308,218
2,538,000	XL Axiata Tbk PT	1,038,914

	Total Indonesia	37,808,231

	Ireland — 0.0%
10,812	Paddy Power Plc	869,701
99,109	Smurfit Kappa Group Plc	2,015,736

	Total Ireland	2,885,437

	Israel — 0.0%
265,349	Bank Hapoalim BM	1,225,886
482,402	Bank Leumi Le-Israel *	1,578,515
631,276	Israel Discount Bank Ltd - Class A *	989,051
90,265	Partner Communications Co Ltd	660,279

	Total Israel	4,453,731

	Italy — 1.2%
3,425,070	A2A SPA	2,971,029
238,782	Assicurazioni Generali SPA	4,567,383
100,765	Azimut Holding SPA	2,162,191
6,514,560	Enel SPA	21,479,967

Shares	Description	Value ($)
	Italy — continued
1,130,839	ENI SPA	25,757,994
59,787	Exor SPA	2,037,163
1,017,122	Fiat SPA *	7,664,873
766,382	Finmeccanica SPA *	3,920,683
4,305,679	Intesa Sanpaolo SPA	8,433,225
14,951	Italcementi SPA-Di RISP	48,684
1,753,346	Mediaset SPA *	7,193,648
295,510	Mediolanum SPA	2,056,628
1,231,106	Milano Assicurazioni SPA *	778,379
64,970	Recordati SPA	730,912
11,192,606	Telecom Italia SPA	7,795,416
5,419,257	Telecom Italia SPA-Di RISP	2,996,123
1,812,202	UniCredit SPA	10,235,177

	Total Italy	110,829,475

	Japan — 4.2%
1,494	Accordia Golf Co Ltd	1,617,025
361,800	Aeon Co Ltd	4,929,723
29,200	Alfresa Holdings Corp	1,379,866
87,000	Astellas Pharma Inc	4,426,375
93,900	Bridgestone Corp	3,064,775
224,000	Calsonic Kansei Corp	1,084,342
694,000	Cosmo Oil Co Ltd *	1,427,354
983,000	Daikyo Inc	2,838,794
92,400	Daito Trust Construction Co Ltd	8,433,712
490,000	Daiwa Securities Group Inc	3,919,933
251,700	Dena Co Ltd	4,920,118
609,000	DIC Corp	1,547,975
218,000	Fuji Heavy Industries Ltd	5,248,232
51,500	Fuji Oil Co Ltd	903,028
117,000	Gunze Ltd	290,831
184,000	Hanwa Co Ltd	791,600
3,241,000	Haseko Corp *	3,758,464
19,000	Idemitsu Kosan Co Ltd	1,575,426
103,700	IT Holdings Corp	1,233,364
979,200	Itochu Corp	11,023,076
854	Japan Retail Fund Investment Corp (REIT)	1,566,480
606,300	Japan Tobacco, Inc.	20,477,693
339,200	JFE Holdings Inc	7,440,160
1,754,300	JX Holdings Inc	9,217,639
103,500	K’s Holdings Corp	3,144,590
129,900	Kao Corp	3,780,806
2,774,000	Kawasaki Kisen Kaisha Ltd	6,207,874
278,200	KDDI Corp	13,225,183
2,142,000	Kobe Steel Ltd *	3,390,581
34,086	Kohnan Shoji Co Ltd	364,802
499,200	Leopalace21 Corp *	3,058,623
1,030,000	Marubeni Corp	7,439,516
1,420,000	Mazda Motor Corp *	5,653,096

See accompanying notes to the financial statements.	11

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
127,504	Medipal Holdings Corp	1,419,241
917,500	Mitsubishi Chemical Holdings Corp	4,296,266
689,600	Mitsubishi Corp	12,829,178
194,000	Mitsubishi Gas Chemical Co Inc	1,553,391
477,000	Mitsubishi Heavy Industries Ltd	2,602,159
413,400	Mitsubishi UFJ Lease & Finance Co Ltd	1,863,648
642,100	Mitsui & Co Ltd	8,879,519
1,137,000	Mitsui Chemicals Inc	3,004,817
1,129,000	Mitsui Engineering & Shipbuilding Co Ltd	2,028,958
109,000	Mitsui Fudosan Co Ltd	3,412,302
712,012	Mitsui Mining & Smelting Co Ltd	1,652,946
1,379,134	Mitsui OSK Lines Ltd *	5,407,975
3,004,500	Mizuho Financial Group Inc	6,089,810
888,000	NEC Corp	1,875,934
119,100	NET One Systems Co Ltd	888,393
184,000	Nichirei Corp	882,315
72,000	Nippon Corp	1,151,479
538,300	Nippon Light Metal Co Ltd	679,665
119,932	Nippon Paper Industries Co Ltd	1,626,578
1,267,000	Nippon Steel Corp	3,578,818
266,200	Nippon Telegraph & Telephone Corp	13,504,770
1,507,000	Nippon Yusen Kabushiki Kaisha	4,261,893
264,041	Nipro Corp	2,265,961
131,000	Nisshinbo Industries Inc	959,888
46,000	Nitto Denko Corp	2,432,725
860,100	Nomura Holdings Inc	5,930,231
144,286	North Pacific Bank Ltd	561,071
8,480	NTT Docomo Inc	13,556,371
14,700	Okinawa Electric Power Co	503,368
1,062	ORIX JREIT Inc (REIT)	1,118,679
35,879	Point Inc	1,682,555
2,123,400	Resona Holdings Inc	10,075,693
323,000	Ricoh Co Ltd	3,475,741
164,800	Round One Corp	923,051
29,000	Ryohin Keikaku Co Ltd	2,540,878
44,400	Sankyo Co Ltd	2,060,260
99,500	Sega Sammy Holdings Inc	2,368,158
77,000	Seino Holdings Co Ltd	683,960
14,800	Shimamura Co Ltd	1,506,060
1,369,000	Shinsei Bank Ltd	2,678,068
316,500	Showa Shell Sekiyu KK	3,128,445
43,686	SoftBank Corp	2,725,401
2,376,800	Sojitz Corp	4,221,538
856,000	Sumitomo Corp	10,783,807
183,200	Sumitomo Electric Industries Ltd	2,447,388
546,193	Sumitomo Light Metal Industries Ltd	536,203
269,000	Sumitomo Metal Mining Co Ltd	3,594,201
123,000	Sumitomo Mitsui Financial Group Inc	5,406,569

Shares	Description	Value ($)
	Japan — continued
824,000	Sumitomo Mitsui Trust Holdings Inc	3,558,505
74,000	Sumitomo Realty & Development Co Ltd	3,234,135
85,000	Suruga Bank Ltd	1,329,680
28,752	Suzuken Co Ltd	883,262
297,500	Takeda Pharmaceutical Co Ltd	13,463,271
387,000	Tokyo Tatemono Co Ltd	3,268,954
147,000	TonenGeneral Sekiyu KK	1,332,071
785,000	Tosoh Corp	2,785,678
325,600	Toyota Motor Corp	19,585,291
213,000	Toyota Tsusho Corp	4,867,614
289,200	UNY Co Ltd	1,838,467
2,417	Yahoo! Japan Corp	1,190,627
145,510	Yamada Denki Co Ltd	4,583,015

	Total Japan	382,957,951

	Malaysia — 0.1%
670,500	AMMB Holdings Berhad	1,515,418
800,800	CIMB Group Holdings Berhad	1,771,280
313,596	Hong Leong Bank Berhad	1,344,328

	Total Malaysia	4,631,026

	Mexico — 0.1%
370,900	America Movil SAB de CV	7,158,370
1,937,400	America Movil SAB de CV - Class L	1,874,903
11,800	Fomento Economico Mexicano SAB de CV	111,252
10,100	Fomento Economico Mexicano SAB de CV Sponsored ADR	953,238
175,600	Grupo Financiero Banorte SAB de CV - Class O	1,081,252
104,800	Grupo Financiero Santander Mexico SAB de CV	1,429,472
200	Grupo Financiero Santander Mexico SAB de CV - Class B	546
32,300	Grupo Televisa SAB Sponsored ADR	812,345
17,200	Grupo Televisa SAB - Series CPO	86,277
252,800	Wal-Mart de Mexico SAB de CV -Class V	605,464

	Total Mexico	14,113,119

	Netherlands — 0.4%
906,377	Aegon NV	6,451,741
48,281	CSM NV	1,142,283
943,623	ING Groep NV *	10,273,803
267,052	Koninklijke BAM Groep NV	1,090,541
77,850	Koninklijke Philips Electronics NV	2,407,281
85,275	SNS REAAL NV * (c)	—
286,473	Unilever NV	10,778,730
187,600	VimpelCom Ltd Sponsored ADR	2,012,948

	Total Netherlands	34,157,327

12	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	New Zealand — 0.1%
321,916	Chorus Ltd	721,773
258,310	Fletcher Building Ltd	1,744,159
1,514,867	Telecom Corp of New Zealand	2,656,718

	Total New Zealand	5,122,650

	Norway — 0.1%
401,906	DNB ASA	6,230,305
155,513	Golden Ocean Group Ltd *	197,716
132,501	StatoilHydro ASA	2,906,979
43,807	TGS Nopec Geophysical Co ASA	1,289,262

	Total Norway	10,624,262

	Peru — 0.1%
465,455	Compania de Minas Buenaventura SA ADR	5,878,697

	Philippines — 0.1%
1,001,340	BDO Unibank Inc	1,655,713
59,450	GT Capital Holdings Inc	1,029,685
593,866	Metropolitan Bank & Trust	1,081,068
20,415	Philippine Long Distance Telephone Co	1,306,710
5,700	Philippine Long Distance Telephone Co Sponsored ADR	361,095
1,524,100	Puregold Price Club Inc	1,317,324

	Total Philippines	6,751,595

	Poland — 0.2%
1,579,123	Boryszew SA *	234,637
372,502	KGHM Polska Miedz SA	14,129,341
168,355	Synthos SA	230,734

	Total Poland	14,594,712

	Portugal — 0.1%
1,565,071	EDP-Energias de Portugal SA	5,531,192

	Russia — 1.3%
9,364	Bashneft OAO	535,206
30,286	Gazprom Neft JSC Sponsored ADR	623,117
4,995,108	Gazprom OAO Sponsored ADR	39,242,467
377,963	Lukoil OAO Sponsored ADR	21,901,335
972	Magnit OJSC	216,712
31,154	Magnit OJSC GDR	1,727,660
12,461	MegaFon OAO GDR	420,697
204,500	Mobile Telesystems Sponsored ADR *	4,327,220
44,395	Moscow Exchange (The)	81,208
9,817	NovaTek OAO GDR	1,175,978
1,350,593	Rosneft OAO GDR (Registered Shares)	9,921,994

Shares	Description	Value ($)
	Russia — continued
13,116	Rostelecom OJSC Sponsored ADR	242,859
1,798,320	Sberbank Sponsored ADR	18,956,870
68,631	Sistema JSFC GDR (Registered Shares)	1,519,589
690,153	Surgutneftegas OAO Sponsored ADR	5,375,593
83,587	Tatneft Sponsored ADR	3,165,264
388,994,452	VTB Bank OJSC	518,919
2,198,830	VTB Bank OJSC GDR (Registered Shares)	5,830,266

	Total Russia	115,782,954

	Singapore — 0.2%
825,000	CapitaCommercial Trust (REIT)	873,327
1,111,085	Ezra Holdings Ltd *	720,766
10,838,000	Golden Agri-Resources Ltd	4,745,601
176,000	Ho Bee Investment Ltd	280,716
3,748,000	Noble Group Ltd	2,369,067
330,000	Singapore Technologies Engineering Ltd	1,022,202
2,085,000	Singapore Telecommunications	5,725,030
696,000	Swiber Holdings Ltd	339,827
1,552,000	Yangzijiang Shipbuilding Holdings Ltd	1,147,182

	Total Singapore	17,223,718

	South Africa — 0.4%
1,569,030	African Bank Investments Ltd	2,493,542
105,867	AngloGold Ashanti Ltd Sponsored ADR *	1,415,442
97,032	Barclays Africa Group Ltd	1,292,689
35,993	Bidvest Group Ltd	884,539
92,830	Exxaro Resources Ltd	1,467,040
435,107	FirstRand Ltd	1,271,836
64,949	Foschini Group Ltd (The)	607,390
29,016	Gold Fields Ltd	150,003
28,014	Gold Fields Ltd Sponsored ADR	144,272
471,447	Growthpoint Properties Ltd	1,087,990
31,498	Imperial Holdings Ltd	637,340
77,273	Investec Ltd	499,817
408,125	MTN Group Ltd	7,454,865
108,616	Naspers Ltd - N Shares	8,947,084
29,392	Remgro Ltd	534,691
92,349	Sasol Ltd	4,323,946
1,647	Sasol Ltd Sponsored ADR	77,096
108,829	Standard Bank Group Ltd	1,211,124
243,807	Steinhoff International Holdings Ltd *	696,603
239,095	Telkom South Africa Ltd *	532,530
176,394	Vodacom Group Ltd	1,990,464
71,718	Wilson Bayly Holmes-Ovcon Ltd	987,018

	Total South Africa	38,707,321

See accompanying notes to the financial statements.	13

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	South Korea — 2.5%
151,200	BS Financial Group Inc	1,930,852
6,046	CJ Corp	578,024
1,349	CJ O Shopping Co Ltd	404,298
23,216	Daelim Industrial Co Ltd	1,818,204
61,000	Daewoo Securities Co Ltd	509,262
34,200	Daewoo Shipbuilding & Marine Engineering Co Ltd	906,248
38,770	DGB Financial Group Inc	540,803
46,900	Dongbu Insurance Co Ltd	1,985,492
34,360	Dongkuk Steel Mill Co Ltd	402,647
41,420	GS Engineering & Construction Corp	1,312,997
79,188	GS Holdings	4,022,527
287,801	Hana Financial Group Inc	9,031,421
8,589	Hankook Tire Co Ltd	443,978
44,960	Hankook Tire WorldwideCo Ltd	971,935
19,790	Hanwha Chem Corp	313,223
58,590	Hanwha Corp	1,713,299
13,023	Honam Petrochemical Corp	1,995,609
10,775	Hyosung Corp	686,223
24,554	Hyundai Engineering & Construction	1,262,669
16,860	Hyundai Heavy Industries Co Ltd	3,433,053
23,230	Hyundai Hysco Co Ltd	903,988
57,870	Hyundai Marine & Fire Insurance Co Ltd	1,540,114
3,049	Hyundai Mipo Dockyard	368,008
44,216	Hyundai Mobis	11,068,175
76,876	Hyundai Motor Co	17,142,914
60,770	Hyundai Securities Co Ltd	309,998
45,627	Hyundai Steel Co	2,998,392
6,488	Hyundai Wia Corp	996,692
268,000	Industrial Bank of Korea	2,715,954
265,210	KB Financial Group Inc	8,460,699
5,700	KB Financial Group Inc ADR	180,177
275,156	Kia Motors Corp	16,554,100
17,597	Kolon Industries Inc	846,376
6,981	Korea Kumho Petrochemical Co Ltd	575,063
9,172	Korea Zinc Co Ltd	2,625,561
214,940	KT Corp	6,972,168
30,900	KT Corp Sponsored ADR	496,563
9,601	KT&G Corp	627,146
20,085	LG Chem Ltd	5,166,947
18,127	LG Corp	1,089,265
45,100	LG Display Co Ltd ADR *	585,398
36,357	LG Electronics Inc	2,357,526
24,950	LG Fashion Corp	578,691
28,460	LG International Corp	804,592
278,150	LG Uplus Corp *	3,265,126
52,810	LIG Insurance Co Ltd	1,167,131
4,515	Lotte Shopping Co Ltd	1,381,921
4,489	LS Corp	284,385

Shares	Description	Value ($)
	South Korea — continued
9,068	Mando Corp	1,010,197
87,030	Meritz Fire & Marine Insurance Co Ltd	1,000,423
8,401	Mirae Asset Securities Co Ltd	239,957
3,654	NCSoft Corp	529,790
18,977	O Media Holdings Co Ltd *	649,214
20,550	Poongsan Corp	470,819
22,295	POSCO	6,439,346
31,700	POSCO ADR	2,283,034
4,681	S-Oil Corp	322,157
10,013	Samsung C&T Corp	514,146
26,440	Samsung Card Co	860,079
18,520	Samsung Electro Mechanics Co Ltd	1,354,792
32,806	Samsung Electronics Co Ltd	40,220,499
2,634	Samsung Electronics Co Ltd GDR (Registered Shares)	1,604,568
31,499	Samsung Engineering Co Ltd	2,374,154
8,644	Samsung Fire & Marine Insurance Co Ltd	1,943,162
78,080	Samsung Heavy Industries Co Ltd	2,759,229
7,423	Samsung Life Insurance Co Ltd	707,572
10,214	Samsung SDI Co Ltd	1,545,295
7,472	Samsung Securities Co Ltd	300,340
15,350	Seah Besteel Corp	408,295
229,510	Shinhan Financial Group Co Ltd	8,341,113
3,285	Shinsegae Co Ltd	591,585
19,626	SK Chemicals Co Ltd	819,184
3,656	SK Gas Co Ltd	236,819
12,875	SK Holdings Co Ltd	2,160,048
61,201	SK Innovation Co Ltd	7,660,614
36,502	SK Telecom Co Ltd	7,269,150
108,900	SK Telecom Co Ltd ADR	2,388,177
23,080	SL Corp	330,260
42,798	Sungwoo Hitech Co Ltd	580,539
487,890	Woori Finance Holdings Co Ltd	4,847,666
71,100	Woori Investment & Securities Co Ltd	691,560

	Total South Korea	229,779,617

	Spain — 1.5%
1,999,759	Banco Bilbao Vizcaya Argentaria SA	19,110,661
6,235,319	Banco Santander SA	44,060,226
435,437	Gas Natural SDG SA	8,525,718
2,406,511	Iberdrola SA	12,753,433
200,231	Indra Sistemas SA	2,904,042
649,432	Repsol YPF SA	15,070,566
2,492,840	Telefonica SA *	33,888,938

	Total Spain	136,313,584

	Sri Lanka — 0.0%
1,065,600	Anilana Hotels & Properties Ltd * (d)	68,955

14	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Sweden — 0.2%
85,889	Alliance Oil Co Ltd *	615,820
145,622	Investor AB	4,196,418
183,261	Nordea Bank AB	2,130,705
240,564	Skandinaviska Enskilda Banken AB - Class A	2,468,079
53,895	Svenska Handelsbanken AB - Class A	2,311,855
176,049	Swedbank AB A Shares	3,981,892
440,965	TeliaSonera AB	3,157,272

	Total Sweden	18,862,041

	Switzerland — 0.9%
16,375	Compagnie Financiere Richemont SA - Class A	1,554,466
167,219	Credit Suisse Group AG (Registered)	4,819,990
183,016	Nestle SA (Registered)	11,977,335
457,685	Novartis AG (Registered)	33,342,196
114,741	Roche Holding AG (Non Voting)	28,600,926

	Total Switzerland	80,294,913

	Taiwan — 1.2%
1,017,000	Acer Inc *	674,330
1,142,000	Advanced Semiconductor Engineering Inc	1,002,209
254,000	Advantech Co Ltd	1,286,910
623,000	Asustek Computer Inc	4,942,724
2,476,000	AU Optronics Corp *	966,981
401,000	Career Technology MFG Co Ltd	426,128
850,000	Catcher Technology Co Ltd	4,019,628
460,600	Cheng Shin Rubber Industry Co Ltd	1,181,449
268,000	Chipbond Technology Corp	596,394
1,978,470	Chunghwa Telecom Co Ltd	6,239,937
500	Chunghwa Telecom Co Ltd ADR	15,725
5,259,000	Compal Electronics Inc	3,524,546
799,000	Coretronic Corp	692,500
415,000	Delta Electronics Inc	1,868,337
1,462,600	E.Sun Financial Holding Co Ltd	922,658
344,000	Elan Microelectronics Corp	577,851
1,539,000	Far EasTone Telecommunications Co Ltd	3,883,868
332,062	Flexium Interconnect Inc	1,300,727
533,000	Foxconn Technology Co Ltd	1,351,397
216,000	Gintech Energy Corp *	178,594
388,000	Highwealth Construction Corp	858,463
5,470,000	Hon Hai Precision Industry Co Ltd *	14,751,864
689,000	HTC Corp	3,582,052
191,000	ILI Technology Corp	441,836
49,000	Kinsus Interconnect Technology Corp	178,377
31,000	Largan Precision Co Ltd	1,077,767
550,537	Lite-On Technology Corp	930,392
227,000	Makalot Industrial Co Ltd	1,221,039

Shares	Description	Value ($)
	Taiwan — continued
252,000	MediaTek Inc	3,075,820
54,000	MStar Semiconductor Inc	491,280
1,135,000	Neo Solar Power Corp *	841,907
189,000	Novatek Microelectronics Corp	781,461
652,000	Pegatron Corp *	1,002,776
116,000	Phison Electronics Corp	810,022
171,000	Pou Chen Corp	186,260
1,182,000	Powertech Technology Inc	2,148,972
977,000	Qisda Corp *	227,194
1,324,000	Quanta Computer Inc	2,772,182
639,020	Radiant Opto-Electronics Corp	2,015,482
205,330	Realtek Semiconductor Corp	452,889
488,000	Shin Kong Financial Holding Co Ltd *	163,916
58,332	Silicon Motion Technology Corp ADR	650,985
471,000	Siliconware Precision Industries Co	526,953
193,000	Simplo Technology Co Ltd	917,347
590,000	Synnex Technology International Corp	925,364
4,778,927	Taishin Financial Holding Co Ltd	2,050,886
1,381,000	Taiwan Mobile Co Ltd	4,966,345
482,044	Taiwan PCB Techvest Co Ltd	568,089
741,000	Taiwan Semiconductor Manufacturing Co Ltd	2,456,694
729,600	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	12,082,176
292,085	TPK Holding Co Ltd	3,081,515
560,000	Tripod Technology Corp	1,102,817
1,061,000	Unimicron Technology Corp	856,481
2,582,000	United Microelectronics Corp	1,054,985
2,734,522	Wistron Corp	2,441,395
781,000	WPG Holdings Co Ltd	892,976
511,000	Yungtay Engineering Co Ltd	1,179,012

	Total Taiwan	109,418,864

	Thailand — 0.4%
454,000	Advanced Info Service Pcl (Foreign Registered)	3,369,699
830,100	Bangchak Petroleum Pcl	815,552
689,760	Bangkok Dusit Medical Services Pcl -Class F	2,752,051
189,050	Banpu Pcl (Foreign Registered)	1,617,431
1,643,840	BTS Rail Mass Transit Growth Infrastructure Fund	477,474
1,227,300	Charoen Pokphand Foods Pcl (Foreign Registered)	882,618
409,750	Electricity Generating Pcl (Foreign Registered)	1,636,746
1,407,300	Esso Thailand Pcl (Foreign Registered)	269,710

See accompanying notes to the financial statements.	15

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
685,900	Glow Energy Pcl (Foreign Registered)	1,333,234
753,700	PTT Exploration & Production Pcl (Foreign Registered)	3,887,421
940,900	PTT Pcl (Foreign Registered)	9,530,086
293,000	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (c)	451,776
627,500	Ratchaburi Electricity Generating Holding Pcl NVDR	967,539
160,600	Shin Corp Pcl	377,449
110,700	Shin Corp Pcl (Foreign Registered) (c)	263,688
98,300	Siam Cement Pcl NVDR	1,195,908
990,900	Thai Oil Pcl (Foreign Registered)	1,670,584
3,056,100	Thai Tap Water Supply Pcl (Foreign Registered)	927,987
168,900	Thanachart Capital Pcl (Foreign Registered)	168,513

	Total Thailand	32,595,466

	Turkey — 0.2%
748,674	Akbank TAS	2,468,824
1,261,875	Asya Katilim Bankasi AS *	1,090,553
372,303	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	405,145
154,832	Haci Omer Sabanci Holding AS	654,822
244,066	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	477,955
156,887	KOC Holding AS	628,321
82,035	Pegasus Hava Tasimaciligi AS *	1,116,552
471,890	Turk Telekomunikasyon AS	1,428,998
737,887	Turkcell Iletisim Hizmetleri AS *	3,854,957
11,300	Turkcell Iletisim Hizmetleri AS ADR *	148,708
1,657,660	Turkiye Garanti Bankasi AS	5,668,805
13,165	Turkiye Halk Bankasi AS	83,243
287,709	Turkiye IS Bankasi - Class C	668,578
338,811	Turkiye Vakiflar Bankasi TAO - Class D	657,448
1,243,120	Yapi ve Kredi Bankasi AS	2,447,746

	Total Turkey	21,800,655

	United Kingdom — 5.4%
46,672	Admiral Group Plc	913,324
150,290	Amlin Plc	913,691
181,639	Ashtead Group Plc	1,810,403
977,794	AstraZeneca Plc	48,144,047
805,969	Aviva Plc	4,824,258
1,929,676	BAE Systems Plc	13,009,169
642,176	Balfour Beatty Plc	2,453,117
6,650,217	Barclays Plc	29,131,983
435,156	Barratt Developments Plc *	2,048,682

Shares	Description	Value ($)
	United Kingdom — continued
105,141	BG Group Plc	2,000,635
411,749	BHP Billiton Plc	11,975,879
8,798,383	BP Plc	60,839,214
200,289	British American Tobacco Plc	10,127,537
969,500	BT Group Plc	4,882,903
76,937	Bunzl Plc	1,623,696
60,735	Cape Plc	238,888
138,071	Catlin Group Ltd	999,811
353,898	Cobham Plc	1,562,666
389,129	Darty Plc	486,344
664,963	Debenhams Plc	1,104,689
2,967,213	Dixons Retail Plc *	1,897,499
222,216	Drax Group Plc	2,401,851
23,149	Eurasia Drilling Co Ltd GDR	892,426
1,004,114	Firstgroup Plc	1,785,919
1,525,649	GlaxoSmithKline Plc	38,909,478
35,713	Globaltrans Investment Plc	475,377
1,033,742	Home Retail Group Plc	2,280,779
151,972	Imperial Tobacco Group Plc	5,024,822
219,913	Inchcape Plc	2,006,231
59,057	InterContinental Hotels Group Plc	1,653,921
195,705	Intermediate Capital Group Plc	1,327,735
30,380	JD Wetherspoon Plc	334,383
89,034	Lancashire Holdings Ltd	992,451
1,216,595	Legal & General Group Plc	3,524,305
14,342,455	Lloyds Banking Group Plc *	16,132,711
1,825,008	Man Group Plc	2,305,652
334,848	Marks & Spencer Group Plc	2,447,845
60,888	Micro Focus International Plc	747,151
151,085	National Express Group Plc	618,639
48,253	Next Plc	3,659,767
350,550	Prudential Plc	5,863,317
141,152	Punch Taverns Plc *	28,264
78,469	Reckitt Benckiser Group Plc	5,332,690
542,876	Rio Tinto Plc	24,510,727
186,294	Rolls-Royce Holdings Plc	3,213,142
1,215,018	Royal Bank of Scotland Group Plc *	6,276,824
1,609,887	Royal Dutch Shell Plc A Shares (London)	52,066,923
834,296	Royal Dutch Shell Plc B Shares (London)	28,080,722
186,857	Scottish & Southern Energy Plc	4,527,184
184,450	Spirit Pub Co Plc	211,811
364,752	Standard Life Plc	1,874,010
2,241,423	Tesco Plc	12,737,891
1,572,110	Thomas Cook Group Plc *	3,437,872
495,629	TUI Travel Plc	2,646,297
41,570	Unilever Plc	1,585,053
14,411,833	Vodafone Group Plc	46,427,947
510,542	William Hill Plc	3,286,136

16	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
192,131	WPP Plc	3,559,329

	Total United Kingdom	494,176,017

	United States — 17.1%
243,700	3M Co.	27,679,446
837,500	Abbott Laboratories	27,913,875
48,800	Allergan, Inc.	4,312,944
24,200	AmerisourceBergen Corp.	1,377,464
122,300	Amgen, Inc.	13,323,362
47,500	Apple, Inc.	23,134,875
122,700	Baxter International, Inc.	8,535,012
73,200	Becton, Dickinson and Co.	7,128,216
48,500	Bed Bath & Beyond, Inc. *	3,576,390
392,600	Bristol–Myers Squibb Co.	16,367,494
27,400	Cardinal Health, Inc.	1,377,672
610,500	Chevron Corp.	73,522,515
36,400	Church & Dwight Co., Inc.	2,160,340
2,029,900	Cisco Systems, Inc.	47,316,969
2,149,800	Coca-Cola Co. (The)	82,079,364
562,800	Colgate-Palmolive Co.	32,512,956
20,100	Copa Holdings SA - Class A	2,628,678
76,600	Costco Wholesale Corp.	8,569,242
29,900	CTC Media Inc	320,528
129,400	CVS Caremark Corp.	7,511,670
18,000	Danaher Corp.	1,179,360
349,500	Eli Lilly & Co.	17,964,300
300,700	EMC Corp.	7,752,046
776,400	Express Scripts Holding Co. *	49,596,432
221,900	Exxon Mobil Corp.	19,340,804
149,000	General Mills, Inc.	7,348,680
125,800	Gilead Sciences, Inc. *	7,581,966
106,300	Google, Inc. - Class A *	90,025,470
1,136,800	Hewlett-Packard Co.	25,396,112
363,000	International Business Machines Corp.	66,164,010
67,800	Intuit, Inc.	4,307,334
1,063,800	Johnson & Johnson	91,922,958
85,900	Kimberly-Clark Corp.	8,029,932
64,100	Laboratory Corp. of America Holdings *	6,135,652
268,100	Lorillard, Inc.	11,340,630
19,900	Mastercard, Inc. - Class A	12,060,992
391,500	McDonald’s Corp.	36,941,940
14,300	McKesson Corp.	1,736,163
506,300	Medtronic, Inc.	26,201,025
724,200	Merck & Co., Inc.	34,247,418
2,722,800	Microsoft Corp.	90,941,520
192,900	Nike, Inc. - Class B	12,117,978
2,586,800	Oracle Corp.	82,415,448
728,400	PepsiCo, Inc.	58,075,332
2,847,500	Pfizer, Inc.	80,327,975

Shares	Description	Value ($)
	United States — continued
842,400	Philip Morris International, Inc.	70,289,856
972,200	Procter & Gamble Co. (The)	75,724,658
255,700	Qualcomm, Inc.	16,947,796
79,800	Quest Diagnostics, Inc.	4,677,876
114,400	Southern Copper Corp.	3,146,000
102,600	Stryker Corp.	6,862,914
245,700	Sysco Corp.	7,867,314
361,100	Target Corp.	22,861,241
77,000	TJX Cos., Inc. (The)	4,059,440
278,500	UnitedHealth Group, Inc.	19,979,590
50,700	Visa, Inc. - Class A	8,843,094
186,100	Walgreen Co.	8,945,827
804,600	Wal–Mart Stores, Inc.	58,719,708
27,000	Yum! Brands, Inc.	1,890,540
135,600	Zimmer Holdings, Inc.	10,724,604

	Total United States	1,562,040,947

	TOTAL COMMON STOCKS (COST $4,072,343,602)	4,131,237,754

	PREFERRED STOCKS (a) — 1.0%

	Brazil — 0.7%
26,200	AES Tiete SA, 9.84%	220,717
449,790	Banco Bradesco SA, 0.24%	5,223,781
428,310	Banco Bradesco SA ADR, 0.29%	4,976,962
150,900	Banco do Estado do Rio Grande do Sul SA - Class B, 1.13%	903,142
279,950	Bradespar SA, 2.09%	2,894,598
34,800	Braskem SA - Class A *	255,974
48,200	Cia de Bebidas das Americas ADR, 2.70%	1,676,396
105,000	Cia Energetica de Minas Gerais Sponsored ADR, 6.77%	818,542
6,600	Companhia de Bebidas das Americas, 3.20%	230,147
19,700	Companhia Paranaense de Energia -Class B, 1.70%	235,728
117,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, 0.04%	357,480
162,800	Gerdau SA, 0.46%	1,170,192
215,100	Gerdau SA ADR, 0.52%	1,544,418
73,200	Gol Linhas Aereas Inteligentes SA *	259,550
666,260	Itau Unibanco Holding SA, 0.62%	8,098,049
537,360	Itau Unibanco Holding SA ADR, 0.65%	6,539,671
2,137,870	Itausa-Investimentos Itau SA, 0.73%	7,490,766
59,500	Klabin SA, 4.04%	306,983
161,800	Metalurgica Gerdau SA, 0.38%	1,435,615
220,100	Petroleo Brasileiro SA (Petrobras), 4.67%	1,549,773
109,795	Suzano Papel e Celulose SA, 1.03%	432,563

See accompanying notes to the financial statements.	17

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
64,000	Telefonica Brasil SA, 2.96%	1,246,765
78,400	Telefonica Brasil SA ADR, 3.44%	1,546,832
34,200	Tim Participacoes SA ADR	674,424
470,700	Usinas Siderurgicas de Minas Gerais SA *	2,033,956
1,518,900	Vale SA, 0.48%	19,798,315
253,300	Vale SA Sponsored ADR, 2.86%	3,287,834

	Total Brazil	75,209,173

	Germany — 0.1%
72,501	Porsche Automobil Holding SE, 3.15%	6,100,849

	Russia — 0.1%
1,062,224	Sberbank, 4.56%	2,229,723
6,071,773	Surgutneftegas OJSC, 7.01%	4,096,704

	Total Russia	6,326,427

	South Korea — 0.1%
18,532	Hyundai Motor Co, 1.81%	1,863,022
17,891	Hyundai Motor Co, 1.86%	1,670,288
2,749	Samsung Electronics Co Ltd (Non-Voting), 0.91%	2,267,351

	Total South Korea	5,800,661

	TOTAL PREFERRED STOCKS (COST $104,029,379)	93,437,110

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS (a) — 8.2%

	Money Market Funds — 3.9%
355,868,646	State Street Institutional Treasury Money Market Fund - Institutional Class, 0.00% (e)	355,868,646

	U.S. Government — 4.3%
50,000,000	U.S. Treasury Bill, 0.02%, due 11/14/13 (f) (g)	49,998,250
86,000,000	U.S. Treasury Bill, 0.04%, due 02/06/14 (f) (g)	85,985,122
150,000,000	U.S. Treasury Bill, 0.07%, due 04/03/14 (f) (g)	149,940,300
107,000,000	U.S. Treasury Bill, 0.08%, due 05/29/14 (f)	106,936,228

	Total U.S. Government	392,859,900

	TOTAL SHORT-TERM INVESTMENTS (COST $748,621,650)	748,728,546

	TOTAL INVESTMENTS — 100.5% (Cost $9,155,569,799)	9,184,004,901
	Other Assets and Liabilities (net) —(0.5%)	(43,737,940)

	TOTAL NET ASSETS — 100.0%	$9,140,266,961

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Forward Currency Contracts (a)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/03/2013	BCLY	BRL	192,933,949	USD	87,427,021	$7,114,395
10/03/2013	BOA	BRL	96,102,757	USD	42,196,600	2,191,900
09/03/2013	BCLY	CAD	104,787,523	USD	102,594,100	3,109,126
09/03/2013	MSCI	CAD	52,387,487	USD	51,290,787	1,554,257
11/05/2013	BCLY	CAD	77,812,625	USD	74,134,798	372,149
11/05/2013	DB	CAD	79,362,385	USD	75,606,698	374,951
10/15/2013	BCLY	CHF	20,047,627	USD	21,642,322	89,321
10/15/2013	GS	CHF	9,793,210	USD	10,599,228	70,648
10/15/2013	JPM	CHF	10,169,872	USD	10,977,071	43,545
10/15/2013	MSCI	CHF	19,933,805	USD	21,542,691	112,060
10/22/2013	BBH	EUR	93,014,000	USD	124,274,145	1,321,464
10/22/2013	BCLY	EUR	209,935,378	USD	278,246,575	738,701
10/22/2013	DB	EUR	69,874,791	USD	92,648,732	283,143
10/22/2013	MSCI	EUR	139,438,518	USD	184,842,913	522,923
09/17/2013	BCLY	GBP	104,809,462	USD	161,684,187	(722,730)
09/17/2013	JPM	GBP	96,176,904	USD	147,642,200	(1,388,185)
09/17/2013	MSCI	GBP	93,182,487	USD	145,861,101	1,470,698
09/27/2013	BOA	IDR	211,216,335,000	USD	20,373,911	1,098,742

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/25/2013	BCLY	JPY	9,432,005,567	USD	99,315,423	$3,242,908
09/25/2013	GS	JPY	8,105,537,841	USD	80,807,300	(1,754,081)
09/25/2013	JPM	JPY	9,825,005,798	USD	103,392,055	3,316,519
09/25/2013	MSCI	JPY	9,881,587,511	USD	103,974,027	3,322,161
11/01/2013	BCLY	KRW	95,274,609,847	USD	84,952,840	(564,144)
11/01/2013	JPM	KRW	95,332,127,740	USD	85,023,079	(545,532)
09/11/2013	BCLY	NZD	38,705,442	USD	30,851,527	954,166
09/11/2013	DB	NZD	38,557,371	USD	30,747,190	964,204
09/11/2013	JPM	NZD	36,139,630	USD	28,132,100	216,657
09/25/2013	BCLY	RUB	3,183,304,588	USD	96,648,033	1,526,409
09/23/2013	BCLY	TWD	1,668,620,855	USD	55,881,475	105,693
09/03/2013	BCLY	USD	74,248,688	CAD	77,812,625	(373,605)
09/03/2013	DB	USD	75,723,131	CAD	79,362,385	(376,710)
09/11/2013	JPM	USD	38,066,000	NZD	48,976,178	(235,183)
10/01/2013	JPM	USD	5,913,197	SGD	7,424,652	(92,475)
11/22/2013	DB	USD	38,930,379	CNY	240,694,857	227,753

						$28,291,848

18	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Futures Contracts (a)

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
115	DAX	September 2013	$30,779,138	$(322,094)
21	FTSE/MIB	September 2013	2,306,929	(62,837)
518	S&P 500 E-Mini Index	September 2013	42,250,670	74,250
30	SPI 200	September 2013	3,401,770	29,606
46	TOPIX	September 2013	5,131,478	(168,894)

			$83,869,985	$(449,969)

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
62	S&P Toronto 60	September 2013	$8,538,591	$(302,299)

			$8,538,591	$(302,299)

Written Options (a)

Index Options

Contract Number			Expiration Date	Description	Premiums	Market Value
Put	383	EUR	9/20/2013	Euro STOXX 50, Strike 2,750	$249,681	$(328,001)
Put	402	EUR	9/20/2013	Euro STOXX 50, Strike 2,800	282,858	(495,716)
Put	2,452	EUR	9/20/2013	Euro STOXX 50, Strike 2,825	1,287,641	(3,632,341)
Put	25	GBP	9/20/2013	FTSE 100, Strike 6,625	57,519	(84,217)
Put	341	GBP	9/20/2013	FTSE 100, Strike 6,475	513,603	(682,672)
Put	18	GBP	9/20/2013	FTSE 100, Strike 6,500	29,640	(39,679)
Put	172	HKD	9/27/2013	Hang Seng, Strike 21,600	532,748	(499,291)
Put	466	JPY	9/13/2013	Nikkei 225, Strike 13,625	1,919,884	(2,425,861)
Put	50	JPY	9/13/2013	Nikkei 225, Strike 14,000	249,139	(399,074)
Put	818	USD	9/21/2013	S&P 500, Strike 1,660	2,155,010	(3,390,610)
Put	6	USD	9/21/2013	S&P 500, Strike 1,635	12,822	(15,000)
Put	3	USD	9/21/2013	S&P 500, Strike 1,685	12,231	(17,100)
Put	48	USD	9/21/2013	S&P 500, Strike 1,690	136,654	(311,520)
Put	37	USD	9/21/2013	S&P 500, Strike 1,705	99,788	(288,970)
Put	31	AUD	9/19/2013	S&P ASX 200, Strike 5,000	27,183	(9,177)
Put	64	AUD	9/19/2013	S&P ASX 200, Strike 5,100	63,089	(38,052)
Put	204	CAD	9/20/2013	S&P TSX 60, Strike 710	24,114	(5,132)
Put	6	CAD	9/20/2013	S&P TSX 60, Strike 720	768	(453)
Put	237	CAD	9/20/2013	S&P TSX 60, Strike 725	36,025	(22,051)
Put	2,320	CAD	9/20/2013	S&P TSX 60, Strike 730	237,184	(267,616)
Put	287	AUD	9/19/2013	SPI 200, Strike 5,150	255,430	(237,832)
Put	224	AUD	9/19/2013	SPI 200, Strike 5,125	186,208	(164,721)
Put	22	AUD	9/19/2013	SPI 200, Strike 5,075	25,494	(10,976)

					$8,394,713	$(13,366,062)

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.	19

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Notes to Consolidated Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is owned by GMO Implementation Fund, which is a 100% owned subsidiary of GMO Benchmark-Free Allocation Fund.

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(d)	The security is restricted as to resale.

(e)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

(f)	The rate shown represents yield-to-maturity.

(g)	All or a portion of this security has been pledged to cover margin requirements on futures and cleared swap contracts, collateral on OTC swap contracts and forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

20	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	56.8%
Debt Obligations	21.5
Short-Term Investments	12.0
Futures Contracts	5.8
Preferred Stocks	1.2
Loan Participations	0.1
Investment Funds	0.1
Forward Currency Contracts	0.1
Loan Assignments	0.0 ^
Options Purchased	0.0 ^
Rights/Warrants	0.0 ^
Reverse Repurchase Agreements	(0.0)^
Swap Contracts	(0.1)
Written Options	(0.2)
Other	2.7

100.0%

Country/Region Summary**	% of Investments
United States	48.7%
Emerging***	18.4
United Kingdom	9.4
Japan	5.2
France	4.5
Germany	2.7
Spain	2.3
Italy	1.9
Australia	1.7
Switzerland	1.4
Hong Kong	0.7
Netherlands	0.7
Canada	0.4
Sweden	0.4
Singapore	0.3
Belgium	0.2
Finland	0.2
New Zealand	0.2
Norway	0.2
Austria	0.1
Greece	0.1
Ireland	0.1
Israel	0.1
Portugal	0.1
Denmark	0.0 ^

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”) except for GMO Alpha Only.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds, except for GMO Alpha Only Fund and GMO Special Situations Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Emerging” exposure is primarily comprised of: Argentina, Brazil, Chile, China, Colombia, Congo, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Indonesia, Iraq, Ivory Coast, Malaysia, Mexico, Pakistan, Panama, Peru, Philippines, Poland, Russia, Serbia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Tunisia, Turkey, Ukraine, Uruguay, and Venezuela.

^	Rounds to 0.0%.

21

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
8,705,374	GMO Alpha Only Fund, Class IV	209,799,521
7,959,958	GMO Alternative Asset Opportunity Fund	246,679,084
20,619,353	GMO Asset Allocation Bond Fund, Class VI	497,338,803
38,161,995	GMO Currency Hedged International Equity Fund, Class III	935,732,106
6,077,309	GMO Debt Opportunities Fund, Class VI	165,363,584
18,485,509	GMO Emerging Country Debt Fund, Class IV	177,091,175
48,045,601	GMO Emerging Markets Fund, Class VI	496,791,516
39,934,999	GMO Quality Fund, Class VI	990,387,986
23,853,594	GMO Risk Premium Fund, Class VI	242,113,979
930,632	GMO Special Situations Fund, Class VI	24,159,220
5,350,790	GMO Strategic Fixed Income Fund, Class VI	85,666,150

	TOTAL MUTUAL FUNDS (COST $3,954,399,955)	4,071,123,124

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
60,321	State Street Eurodollar Time Deposit, 0.01%, due 09/03/2013	60,321

	TOTAL SHORT-TERM INVESTMENTS (COST $60,321)	60,321

	TOTAL INVESTMENTS — 100.0% (Cost $3,954,460,276)	4,071,183,445
	Other Assets and Liabilities (net) — (0.0%)	(89,439)

	TOTAL NET ASSETS — 100.0%	$4,071,094,006

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

22	See accompanying notes to the financial statements.

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	61.3%
Debt Obligations	22.9
Short-Term Investments	12.8
Futures Contracts	7.5
Preferred Stocks	1.0
Loan Participations	0.1
Forward Currency Contracts	0.1
Options Purchased	0.1
Investment Funds	0.1
Loan Assignments	0.0 ^
Rights/Warrants	0.0 ^
Reverse Repurchase Agreements	(0.1)
Written Options	(0.1)
Swap Contracts	(0.2)
Other	(5.5)

100.0%

Country/Region Summary**	% of Investments
United States	49.3%
Emerging***	14.8
United Kingdom	10.3
France	4.9
Japan	4.6
Germany	2.9
Spain	2.7
Italy	2.2
Australia	1.8
Switzerland	1.8
Sweden	0.8
Canada	0.7
Hong Kong	0.7
Netherlands	0.5
New Zealand	0.5
Singapore	0.4
Belgium	0.2
Finland	0.2
Norway	0.2
Austria	0.1
Greece	0.1
Ireland	0.1
Israel	0.1
Portugal	0.1
Denmark	0.0 ^
Ghana	0.0 ^

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds, except for GMO Alpha Only Fund and GMO Special Situations Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Emerging” exposure is primarily comprised of: Argentina, Brazil, Chile, China, Colombia, Congo, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Indonesia, Iraq, Ivory Coast, Malaysia, Mexico, Pakistan, Panama, Peru, Philippines, Poland, Russia, Serbia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Tunisia, Turkey, Ukraine, Uruguay, and Venezuela.

^	Rounds to 0.0%.

23

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 99.6%

	Affiliated Issuers — 99.6%
19,444,471	GMO Alpha Only Fund, Class IV	468,611,748
11,345,701	GMO Alternative Asset Opportunity Fund	351,603,286
20,401,149	GMO Asset Allocation Bond Fund, Class VI	492,075,713
11,050,815	GMO Currency Hedged International Equity Fund, Class III	270,965,989
4,592,091	GMO Debt Opportunities Fund, Class VI	124,950,803
2,613,301	GMO Domestic Bond Fund, Class VI	38,206,460
17,798,310	GMO Emerging Country Debt Fund, Class IV	170,507,814
41,778,568	GMO Emerging Markets Fund, Class VI	431,990,393
2,806,699	GMO International Growth Equity Fund, Class IV	73,956,514
43,269,893	GMO International Intrinsic Value Fund, Class IV	968,380,195
11,907,298	GMO Risk Premium Fund, Class VI	120,859,078
937,014	GMO Special Situations Fund, Class VI	24,324,893
15,368,407	GMO Strategic Fixed Income Fund, Class VI	246,048,193
100,331,780	GMO U.S. Flexible Equities Fund, Class VI	1,091,609,770

	TOTAL MUTUAL FUNDS (COST $4,789,654,563)	4,874,090,849

	DEBT OBLIGATIONS — 0.4%

	Asset-Backed Securities — 0.4%
	Airlines — 0.0%
407,138	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.66%, due 05/15/24	166,926

	Business Loans — 0.1%
53,967	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.54%, due 04/25/34	49,110
41,439	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.55%, due 01/25/35	36,881
208,623	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.57%, due 01/25/36	167,942
194,920	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.42%, due 07/25/37	151,063
679,747	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.48%, due 12/25/37	652,557
214,283	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.18%, due 05/28/39	97,499

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Business Loans — continued
214,283	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.48%, due 05/28/39	80,892
253,517	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.18%, due 02/28/40	174,065
46,020	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.47%, due 05/15/32	43,259
87,175	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.42%, due 11/15/33	79,329
148,499	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 02/25/30	135,885
112,555	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 09/25/30	99,048
36,350	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.03%, due 10/25/37	36,230

	Total Business Loans	1,803,760

	CMBS — 0.0%
355,027	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.31%, due 12/15/20	346,152
254,989	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	258,814
95,450	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	95,154
249,386	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.83%, due 05/12/39	250,458

	Total CMBS	950,578

	CMBS Collateralized Debt Obligations — 0.0%
499,812	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.06%, due 11/23/52	500
478,681	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.51%, due 05/25/46	449,960

	Total CMBS Collateralized Debt Obligations	450,460

24	See accompanying notes to the financial statements.

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Insured Business Loans — 0.0%
141,237	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.62%, due 10/25/30	102,467

	Insured Other — 0.0%
26,667	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .30%, 0.48%, due 04/17/19	26,627
456,395	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.38%, due 09/15/41	432,524
456,076	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.38%, due 12/15/41	434,608
95,774	TIB Card Receivables Fund, Series 2005-B, 144A, FGIC, 3 mo. LIBOR + .25%, 0.52%, due 01/05/14	86,196
100,000	Toll Road Investment Part II, Series 1999B, 144A, MBIA, Zero Coupon, due 02/15/30	31,850
900,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	176,085

	Total Insured Other	1,187,890

	Insured Residential Asset-Backed Securities (United States) ¿ — 0.0%
49,563	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.60%, due 07/25/34	45,846
60,164	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.56%, due 12/25/33	55,952
16,367	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.51%, due 03/25/34	15,548
157,604	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.40%, due 11/25/35	145,784

	Total Insured Residential Asset-Backed Securities (United States)	263,130

	Insured Residential Mortgage-Backed Securities (United States) ¿ — 0.0%
10,988	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.52%, due 10/25/34	9,422
27,228	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.51%, due 01/25/35	21,783
197,276	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.33%, due 06/15/37	153,185
126,710	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.41%, due 10/25/34	106,386

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Insured Residential Mortgage-Backed Securities (United States) ¿ — continued
4,284	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.64%, due 07/25/29	4,172
7,380	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.74%, due 08/15/30	6,126
2,584	Home Equity Loan Trust, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.47%, due 12/25/32	2,248
9,233	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.62%, due 06/25/34	8,333

	Total Insured Residential Mortgage-Backed Securities (United States)	311,655

	Insured Time Share — 0.0%
107,222	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.18%, due 09/20/19	107,212

	Residential Asset-Backed Securities (United States) ¿ — 0.2%
37,311	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .39%, 0.57%, due 01/25/35	34,839
67,766	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.46%, due 02/25/36	24,226
96,598	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.36%, due 03/25/36	90,561
619,232	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.36%, due 10/25/36	318,904
138,544	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.34%, due 05/25/36	87,283
20,016	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.27%, due 06/25/36	10,458
312,775	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.33%, due 04/25/36	280,715
94,438	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.50%, due 09/25/35	36,358
235,679	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.38%, due 06/25/36	84,845
301,619	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.52%, due 06/25/36	105,567

See accompanying notes to the financial statements.	25

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Asset-Backed Securities (United States) ¿ — continued
125,896	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.27%, due 01/25/37	42,805
97,882	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.25%, due 11/25/36	35,238
354,853	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.58%, due 05/25/37	18,186
77,694	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 1.22%, due 05/25/34	73,785
1,258,160	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.33%, due 07/25/36	516,632
227,448	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.29%, due 09/25/36	90,979
309,778	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.37%, due 03/25/36	148,693
237,145	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.33%, due 06/25/36	86,262
229,839	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.33%, due 10/25/36	185,756
425,816	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.40%, due 05/25/37	370,460
97,021	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.29%, due 11/25/36	61,822
277,918	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.38%, due 11/25/36	109,639
47,371	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.50%, due 02/25/37	21,033
1,098,007	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.38%, due 02/25/37	955,595
219,276	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.34%, due 06/25/36	215,987
2,247	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.72%, due 04/25/33	2,164
359,331	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.34%, due 12/25/36	164,394
780,634	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.32%, due 02/25/37	728,956

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Asset-Backed Securities (United States) ¿ — continued
17,528	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.48%, due 04/25/34	13,045
303,226	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.34%, due 04/25/36	226,283
116,942	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.38%, due 05/25/36	65,323
47,231	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.28%, due 08/25/36	19,512
551,058	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.34%, due 08/25/36	217,668
77,395	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.49%, due 01/20/35	75,364
72,193	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.47%, due 01/20/35	70,614
209,902	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.34%, due 01/20/36	204,786
834,923	JP Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.30%, due 12/25/36	397,340
439,676	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.33%, due 03/25/36	304,475
348,818	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 06/25/36	185,745
667,525	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 08/25/36	230,296
436,531	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.34%, due 10/25/36	234,090
175,673	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.50%, due 03/25/36	37,331
53,143	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .40%, 0.98%, due 08/25/34	48,892
268,092	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.33%, due 11/25/36	106,232
170,710	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.44%, due 12/25/35	130,695
9,319	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .27%, 0.72%, due 03/25/35	6,533

26	See accompanying notes to the financial statements.

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Asset-Backed Securities (United States) ¿ — continued
4,206	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.44%, due 10/25/35	4,199
464,212	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.33%, due 06/25/37	259,773
103,994	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.38%, due 01/25/36	100,875
26,965	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.76%, due 11/25/35	26,358
459,545	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.58%, due 06/25/37	219,433

	Total Residential Asset-Backed Securities (United States)	8,087,004

	Residential Mortgage-Backed Securities (Australian) — 0.0%
114,400	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.33%, due 07/20/38	112,698
183,532	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.33%, due 04/19/38	179,109
36,772	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 0.78%, due 09/27/35	34,825
295,282	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.67%, due 03/14/36	282,435
24,730	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.67%, due 12/08/36	23,733
33,884	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, 3 mo. LIBOR + .08%, 0.56%, due 05/27/38	32,161
22,119	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.34%, due 05/10/36	22,029
140,047	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.32%, due 06/14/37	137,829
126,876	National RMBS Trust, Series 06-3, Class A1, 144A, 3 mo. LIBOR + .07%, 0.34%, due 10/20/37	125,864
152,790	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.40%, due 02/21/38	149,536
145,282	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.39%, due 06/12/40	145,255

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities (Australian) — continued
16,138	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.41%, due 01/12/37	16,125
120,762	Westpac Securitization Trust, Series 07-1G, Class A2A, 144A, 3 mo. LIBOR + .05%, 0.31%, due 05/21/38	119,886

	Total Residential Mortgage-Backed Securities (Australian)	1,381,485

	Residential Mortgage-Backed Securities (European) — 0.1%
305,776	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.49%, due 09/20/66	278,707
550,187	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .20%, 0.47%, due 01/13/39	527,794
76,884	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .08%, 0.26%, due 12/20/54	75,279
36,862	Granite Mortgages Plc, Series 04-3, Class 2A1, 3 mo. LIBOR + .28%, 0.55%, due 09/20/44	36,530
162,778	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.39%, due 12/10/43	158,709
73,394	Leek Finance Plc, Series 17A, Class A2B, 144A, 3 mo. LIBOR + .14%, 0.55%, due 12/21/37	75,871
290,924	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .22%, 0.48%, due 11/15/38	254,276
204,597	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .20%, 0.47%, due 09/15/39	178,490
185,400	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.68%, due 05/15/34	164,320

	Total Residential Mortgage-Backed Securities (European)	1,749,976

	Residential Mortgage-Backed Securities (United States) — 0.0%
16,626	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.48%, due 08/25/35	13,300
51,103	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 02/26/34	44,667

	Total Residential Mortgage-Backed Securities (United States)	57,967

See accompanying notes to the financial statements.	27

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans — 0.0%
700,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.52%, due 01/25/24	682,500
284,596	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.35%, due 12/23/19	284,223

	Total Student Loans	966,723

	Time Share — 0.0%
44,852	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.18%, due 02/20/20	45,441

	Total Asset-Backed Securities	17,632,674

	U.S. Government Agency — 0.0%
14,976	Agency for International Development Floater (Support of Peru), Series B, 6 mo. U.S. Treasury Bill +.35%, 0.42%, due 05/01/14 (a)	14,907

	TOTAL DEBT OBLIGATIONS (COST $16,889,550)	17,647,581

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
289,449	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (b)	289,449

	TOTAL SHORT-TERM INVESTMENTS (COST $289,449)	289,449

	TOTAL INVESTMENTS — 100.0% (Cost $4,806,833,562)	4,892,027,879
	Other Assets and Liabilities (net) — (0.0%)	(356,498)

	TOTAL NET ASSETS — 100.0%	$4,891,671,381

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

28	See accompanying notes to the financial statements.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	95.6%
Short-Term Investments	2.4
Preferred Stocks	1.4
Investment Funds	0.1
Forward Currency Contracts	0.0	^
Rights/Warrants	0.0	^
Futures Contracts	(0.0	)^
Swap Contracts	(0.0	)^
Other	0.5

	100.0%

Country/Region Summary**	% of Investments
United States	40.5%
Emerging***	13.4
United Kingdom	12.1
Japan	9.6
France	6.1
Germany	3.3
Spain	3.2
Italy	2.6
Switzerland	2.3
Australia	2.0
Hong Kong	0.8
Netherlands	0.7
Singapore	0.6
Sweden	0.6
Canada	0.4
Finland	0.4
Norway	0.3
Austria	0.2
Belgium	0.2
Denmark	0.2
Greece	0.1
Ireland	0.1
Israel	0.1
New Zealand	0.1
Portugal	0.1

	100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.

***	The “Emerging” exposure is primarily comprised of: Brazil, China, Czech Republic, Egypt, India, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, and Turkey.

^	Rounds to 0.0%.

29

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
8,511,567	GMO Currency Hedged International Equity Fund, Class III	208,703,617
33,299,373	GMO Emerging Markets Fund, Class VI	344,315,512
7,867,033	GMO International Growth Equity Fund, Class IV	207,296,325
31,886,695	GMO International Intrinsic Value Fund, Class IV	713,624,240
5,721,535	GMO U.S. Core Equity Fund, Class VI	89,599,239
93,943,725	GMO U.S. Flexible Equities Fund, Class VI	1,022,107,724

	TOTAL MUTUAL FUNDS (COST $2,499,881,779)	2,585,646,657

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
44,445	State Street Eurodollar Time Deposit, 0.01%, due 09/03/2013	44,445

	TOTAL SHORT-TERM INVESTMENTS (COST $44,445)	44,445

	TOTAL INVESTMENTS — 100.0% (Cost $2,499,926,224)	2,585,691,102
	Other Assets and Liabilities (net) — (0.0%)	(58,163)

	TOTAL NET ASSETS — 100.0%	$2,585,632,939

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

30	See accompanying notes to the financial statements.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	95.1%
Preferred Stocks	2.5
Short-Term Investments	1.6
Investment Funds	0.2
Forward Currency Contracts	0.1
Rights/Warrants	0.0 ^
Futures Contracts	(0.0)^
Swap Contracts	(0.1)
Other	0.6

100.0%

Country/Region Summary**	% of Investments
Emerging***	23.3%
United Kingdom	19.1
Japan	16.7
France	9.4
Germany	5.7
Spain	5.1
Italy	4.1
Australia	3.6
Switzerland	3.5
Hong Kong	1.4
Netherlands	1.2
Singapore	1.1
Sweden	1.1
Canada	0.9
Finland	0.7
Norway	0.6
Denmark	0.5
Belgium	0.4
Austria	0.3
Ireland	0.3
Israel	0.3
Greece	0.2
New Zealand	0.2
Portugal	0.2
United States	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.

***	The “Emerging” exposure is primarily comprised of: Brazil, China, Czech Republic, Egypt, India, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, and Turkey.

^	Rounds to 0.0%.

31

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
37,129,158	GMO Emerging Markets Fund, Class VI	383,915,491
13,269,729	GMO International Growth Equity Fund, Class IV	349,657,347
40,327,917	GMO International Intrinsic Value Fund, Class IV	902,538,787

	TOTAL MUTUAL FUNDS (COST $1,520,088,871)	1,636,111,625

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
28,912	State Street Eurodollar Time Deposit, 0.01%, due 09/03/2013	28,912

	TOTAL SHORT-TERM INVESTMENTS (COST $28,912)	28,912

	TOTAL INVESTMENTS — 100.0% (Cost $1,520,117,783)	1,636,140,537
	Other Assets and Liabilities (net) — (0.0%)	(54,146)

	TOTAL NET ASSETS — 100.0%	$1,636,086,391

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

32	See accompanying notes to the financial statements.

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	96.7%
Short-Term Investments	2.1
Preferred Stocks	0.7
Forward Currency Contracts	0.1
Investment Funds	0.0	^
Rights/Warrants	0.0	^
Swap Contracts	(0.0	)^
Futures Contracts	(0.0	)^
Other	0.4

	100.0%

Country/Region Summary**	% of Investments
United Kingdom	24.2%
Japan	21.4
France	11.9
Germany	7.3
Spain	6.4
Italy	5.2
Australia	4.7
Switzerland	4.6
Emerging***	1.9
Hong Kong	1.9
Netherlands	1.6
Sweden	1.5
Singapore	1.4
Canada	1.2
Finland	0.9
Denmark	0.7
Norway	0.7
Belgium	0.6
Austria	0.4
Ireland	0.4
Israel	0.4
New Zealand	0.3
Greece	0.2
Portugal	0.2
United States	0.0	^

	100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.

***	The “Emerging” exposure is primarily comprised of: Brazil, China, Czech Republic, Egypt, India, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, and Turkey.

^	Rounds to 0.0%.

33

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,865,197	GMO Emerging Markets Fund, Class VI	19,286,134
11,349,096	GMO International Growth Equity Fund, Class IV	299,048,685
31,517,713	GMO International Intrinsic Value Fund, Class IV	705,366,413

	TOTAL MUTUAL FUNDS (COST $914,959,927)	1,023,701,232

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
36,747	State Street Eurodollar Time Deposit, 0.01%, due 09/03/2013	36,747

	TOTAL SHORT-TERM INVESTMENTS (COST $36,747)	36,747

	TOTAL INVESTMENTS — 100.0% (Cost $914,996,674)	1,023,737,979
	Other Assets and Liabilities (net) — (0.0%)	(40,925)

	TOTAL NET ASSETS — 100.0%	$1,023,697,054

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

34	See accompanying notes to the financial statements.

GMO Special Situations Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	60.5%
Debt Obligations	26.4
Mutual Funds	8.5
Forward Currency Contracts	4.8
Other	(0.2)

100.0%

35

GMO Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)		Description	Value ($)
		DEBT OBLIGATIONS — 26.4%

		Asset-Backed Securities — 17.4%
		Residential Asset-Backed Securities (Canada) ¿ — 17.4%
CAD	10,237,953	Master Asset Vehicle II, Series 09-2, Class A1, 0.78%, due 07/15/56	8,553,498
CAD	7,753,600	Master Asset Vehicle II, Series 09-2, Class A2, 0.78%, due 07/15/56	6,330,671
CAD	1,408,000	Master Asset Vehicle II, Series 09-2, Zero Coupon, Class B, due 07/15/56	1,082,768
CAD	600,000	Master Asset Vehicle II, Series 09-2, Zero Coupon, Class C, due 07/15/56	427,229

		Residential Asset-Backed Securities (Canada)	16,394,166

		Total Asset-Backed Securities	16,394,166

		Convertible Debt — 9.0%
		Bank Loans — 9.0%
USD	1,521,789	Caesars Entertainment Corp. Term Loan B1, 3.18%, due 01/28/15	1,514,180
USD	3,124,861	Caesars Entertainment Corp. Term Loan B3, 3.18%, due 01/28/15	3,070,176
USD	3,840,000	Springleaf Financial Funding Co. Term Loan B, 5.50%, due 05/10/17	3,840,000

		Total Bank Loans	8,424,356

		TOTAL DEBT OBLIGATIONS (COST $24,946,875)	24,818,522

Shares	Description	Value ($)
	MUTUAL FUNDS — 8.5%

	Affiliated Issuers — 8.5%
320,378	GMO U.S. Treasury Fund	8,009,449

	TOTAL MUTUAL FUNDS (COST $8,012,651)	8,009,449

	SHORT-TERM INVESTMENTS — 60.5%

	Money Market Funds — 60.5%
56,905,250	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	56,905,250

	TOTAL SHORT-TERM INVESTMENTS (COST $56,905,250)	56,905,250

	TOTAL INVESTMENTS — 95.4% (Cost $89,864,776)	89,733,221
	Other Assets and Liabilities (net) — 4.6%	4,357,162

	TOTAL NET ASSETS — 100.0%	$94,090,383

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/03/2013	BCLY	CAD	86,279,202	USD	84,473,196	$2,559,969
09/03/2013	MSCI	CAD	43,134,434	USD	42,231,442	1,279,733
09/27/2013	DB	IDR	79,088,204,000	USD	7,619,287	401,861
09/17/2013	DB	INR	1,899,821,120	USD	30,866,306	2,217,095
09/23/2013	JPM	MYR	25,169,536	USD	7,856,887	203,567
09/11/2013	BCLY	NZD	33,016,405	USD	26,316,881	813,920
09/11/2013	DB	NZD	32,890,099	USD	26,227,880	822,482
09/25/2013	DB	PHP	326,898,980	USD	7,514,055	185,084
10/01/2013	JPM	SGD	21,326,389	USD	16,784,661	65,359
09/26/2013	BCLY	THB	235,081,540	USD	7,521,406	227,691
09/03/2013	BCLY	USD	98,617,864	CAD	104,413,636	512,143
09/26/2013	BCLY	USD	7,556,462	THB	235,081,540	(262,747)
09/11/2013	BOA	USD	15,428,920	NZD	20,000,000	19,740
09/23/2013	BOA	USD	7,915,695	MYR	25,169,536	(262,375)
09/27/2013	BOA	USD	7,628,842	IDR	79,088,204,000	(411,415)
09/03/2013	DB	USD	23,666,219	CAD	25,000,000	68,709
09/11/2013	DB	USD	35,410,262	NZD	45,906,504	49,437
09/17/2013	DB	USD	32,207,455	INR	1,899,821,120	(3,558,243)
09/25/2013	DB	USD	7,530,499	PHP	326,898,980	(201,528)
10/01/2013	JPM	USD	16,984,923	SGD	21,326,389	(265,622)

						$4,464,860

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

¿	These securities are primarily backed by subprime mortgages.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

36	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	75.4%
Debt Obligations	17.1
Short-Term Investments	4.8
Preferred Stocks	0.3
Loan Participations	0.1
Forward Currency Contracts	0.0	^
Loan Assignments	0.0	^
Rights/Warrants	0.0	^
Options Purchased	0.0	^
Investment Funds	0.0	^
Futures Contracts	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Swap Contracts	(0.1)
Written Options	(0.1)
Other	2.5

	100.0%

Country/Region Summary**	% of Investments
United States	47.1%
United Kingdom	11.9
Japan	9.7
France	6.4
Emerging***	6.2
Germany	3.4
Spain	3.4
Italy	2.8
Australia	2.1
Switzerland	1.9
Hong Kong	0.8
Netherlands	0.7
Canada	0.6
Sweden	0.6
Singapore	0.5
Finland	0.3
Norway	0.3
Austria	0.2
Belgium	0.2
Greece	0.2
Israel	0.2
New Zealand	0.2
Denmark	0.1
Ireland	0.1
Portugal	0.1
Ghana	0.0	^

	100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Emerging” exposure is primarily comprised of: Argentina, Brazil, Chile, China, Colombia, Congo, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Indonesia, Iraq, Ivory Coast, Malaysia, Mexico, Pakistan, Panama, Peru, Philippines, Poland, Russia, Serbia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Tunisia, Turkey, Ukraine, Uruguay, and Venezuela.

^	Rounds to 0.00%.

37

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 99.7%

	Affiliated Issuers — 99.7%
7,821,055	GMO Asset Allocation Bond Fund, Class VI	188,643,850
7,016,617	GMO Currency Hedged International Equity Fund, Class III	172,047,453
2,886,088	GMO Debt Opportunities Fund, Class VI	78,530,441
685,664	GMO Domestic Bond Fund, Class VI	10,024,409
10,130,105	GMO Emerging Country Debt Fund, Class IV	97,046,403
3,993,066	GMO Emerging Markets Fund, Class VI	41,288,304
2,607,412	GMO International Growth Equity Fund, Class IV	68,705,296
30,341,279	GMO International Intrinsic Value Fund, Class IV	679,037,833
7,359,027	GMO Risk Premium Fund, Class VI	74,694,124
1,465,906	GMO Strategic Fixed Income Fund, Class VI	23,469,158
69,327,326	GMO U.S. Flexible Equities Fund, Class VI	754,281,311

	TOTAL MUTUAL FUNDS (COST $2,030,094,286)	2,187,768,582

	DEBT OBLIGATIONS — 0.3%

	Asset-Backed Securities — 0.3%
	Business Loans — 0.1%
625,870	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.57%, due 01/25/36	503,825
571,421	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.48%, due 05/28/39	215,712
184,081	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.47%, due 05/15/32	173,036
382,687	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.43%, due 09/25/30	336,764

	Total Business Loans	1,229,337

	CMBS — 0.0%
193,651	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.31%, due 12/15/20	188,810
190,899	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	190,307
110,838	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.64%, due 05/12/39	111,315

	Total CMBS	490,432

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Insured Residential Asset-Backed Securities (United States) ¿ — 0.0%
48,494	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.40%, due 11/25/35	44,857

	Insured Residential Mortgage-Backed Securities (United States) — 0.0%
295,915	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.33%, due 06/15/37	229,778

	Insured Time Share — 0.0%
77,980	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.18%, due 09/20/19	77,972

	Residential Asset-Backed Securities (United States) ¿ — 0.2%
382,979	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.38%, due 06/25/36	137,872
228,392	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.25%, due 11/25/36	82,221
136,469	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.29%, due 09/25/36	54,588
172,099	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.37%, due 03/25/36	82,607
133,068	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.40%, due 05/25/37	115,769
1,009,774	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.38%, due 02/25/37	878,806
6,741	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.72%, due 04/25/33	6,493
1,249,015	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.32%, due 02/25/37	1,166,330
918,415	JP Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.30%, due 12/25/36	437,074
251,243	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.33%, due 03/25/36	173,986

	Total Residential Asset-Backed Securities (United States)	3,135,746

38	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities (Australian) — 0.0%
74,189	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.67%, due 12/08/36	71,199
169,067	Westpac Securitization Trust, Series 07-1G, Class A2A, 144A, 3 mo. LIBOR + .05%, 0.31%, due 05/21/38	167,839

	Total Residential Mortgage-Backed Securities (Australian)	239,038

	Residential Mortgage-Backed Securities (European) — 0.0%
300,102	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .20%, 0.47%, due 01/13/39	287,888
444,960	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.68%, due 05/15/34	394,368

	Total Residential Mortgage-Backed Securities (European)	682,256

Par Value ($) / Shares	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans — 0.0%
426,893	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.35%, due 12/23/19	426,334

	Total Asset-Backed Securities	6,555,750

	TOTAL DEBT OBLIGATIONS (COST $6,190,900)	6,555,750

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
128,391	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	128,391

	TOTAL SHORT-TERM INVESTMENTS (COST $128,391)	128,391

	TOTAL INVESTMENTS — 100.0% (Cost $2,036,413,577)	2,194,452,723
	Other Assets and Liabilities (net) — (0.0%)	(179,222)

	TOTAL NET ASSETS — 100.0%	$2,194,273,501

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

See accompanying notes to the financial statements.	39

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	97.0%
Short-Term Investments	2.9
Other	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

40

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,187,022	GMO U.S. Core Equity Fund, Class VI	18,588,770
1,793,663	GMO U.S. Flexible Equities Fund, Class VI	19,515,057
92,405	GMO U.S. Small/Mid Cap Fund, Class III	1,021,995

	TOTAL MUTUAL FUNDS (COST $32,204,728)	39,125,822

	SHORT-TERM INVESTMENTS — 0.1%

	Time Deposits — 0.1%
23,504	State Street Eurodollar Time Deposit, 0.01%, due 09/03/2013	23,504

	TOTAL SHORT-TERM INVESTMENTS (COST $23,504)	23,504

	TOTAL INVESTMENTS — 100.1% (Cost $32,228,232)	39,149,326
	Other Assets and Liabilities (net) — (0.1%)	(21,091)

	TOTAL NET ASSETS — 100.0%	$39,128,235

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

See accompanying notes to the financial statements.	41

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	96.6%
Short-Term Investments	2.7
Preferred Stocks	0.4
Forward Currency Contracts	0.0	^
Investment Funds	0.0	^
Rights/Warrants	0.0	^
Swap contracts	(0.0	)^
Futures Contracts	(0.0	)^
Other	0.3

	100.0%

Country/Region Summary**	% of Investments
United States	46.8%
United Kingdom	13.5
Japan	10.8
France	6.8
Spain	3.6
Germany	3.6
Italy	3.0
Switzerland	2.5
Australia	2.2
Emerging***	1.9
Hong Kong	0.8
Netherlands	0.7
Singapore	0.6
Sweden	0.6
Canada	0.5
Finland	0.4
Norway	0.3
Austria	0.2
Belgium	0.2
Denmark	0.2
Ireland	0.2
Israel	0.2
New Zealand	0.2
Greece	0.1
Portugal	0.1

	100.0%

*	The table above shows indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.

***	The “Emerging” exposure is primarily comprised of: Brazil, China, Czech Republic, Egypt, India, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, and Turkey.

^	Rounds to 0.0%.

42

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
4,674,910	GMO Currency Hedged International Equity Fund, Class III	114,628,783
2,668,189	GMO Emerging Markets Fund, Class VI	27,589,074
4,148,657	GMO International Growth Equity Fund, Class IV	109,317,115
21,574,307	GMO International Intrinsic Value Fund, Class IV	482,832,986
4,672,094	GMO U.S. Core Equity Fund, Class VI	73,164,986
59,437,098	GMO U.S. Flexible Equities Fund, Class VI	646,675,629

	TOTAL MUTUAL FUNDS (COST $1,294,970,601)	1,454,208,573

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
37,146	State Street Eurodollar Time Deposit, 0.01%, due 09/03/2013	37,146

	TOTAL SHORT-TERM INVESTMENTS (COST $37,146)	37,146

	TOTAL INVESTMENTS — 100.0% (Cost $1,295,007,747)	1,454,245,719
	Other Assets and Liabilities (net) — (0.0%)	(45,081)

	TOTAL NET ASSETS — 100.0%	$1,454,200,638

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 45.

See accompanying notes to the financial statements.	43

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BBA - British Banks Association

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security.

CBT - Chicago Board of Trade

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Traded Fund

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GDR - Global Depository Receipt

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

MSCI - Morgan Stanley Capital International

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

RMBS - Residential Mortgage Backed Security

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2013, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BNP - BNP Paribus

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

RBS - Royal Bank of Scotland PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Yuan Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan Dollar

USD - United States Dollar

44	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited)

	Alpha Only Fund	Consolidated Alternative Asset Opportunity Fund	Consolidated Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$2,370,256,912	$1,219,470,853	$3,298,024,293	$4,071,123,124	$4,874,090,849
Investments in unaffiliated issuers, at value (Note 2)(b)	253,918,567	542,638,425	5,885,980,608	60,321	17,937,030
Foreign currency, at value (Note 2)(c)	—	—	18,040,361	—	—
Receivable for investments sold	369,372,259	—	2,071,096	—	320,571
Cash	—	—	51,551	—	—
Receivable for Fund shares sold	7,100,000	—	59,822,554	9,920,156	76,771
Dividends and interest receivable	—	149,616	13,007,829	—	7,474
Foreign taxes receivable	—	—	2,026,493	—	—
Unrealized appreciation on open forward currency contracts (Note 4)	19,362,332	8,423,453	34,344,493	—	—
Receivable for variation margin on open futures contracts (Note 4)	7,240,933	1,648,995	—	—	—
Due from broker (Note 2)	76,462,732	29,488,810	4,422,126	—	—
Receivable for open OTC swap contracts (Note 4)	26,015,298	—	—	—	—
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	1,031,872	182,798	1,954,866	13,950	21,762
Miscellaneous receivable	—	—	38,259	13,637	617

Total assets	3,130,760,905	1,802,002,950	9,319,784,529	4,081,131,188	4,892,455,074

Liabilities:
Payable for investments purchased	368,678,305	—	152,697,748	9,740,704	—
Payable for Fund shares repurchased	3,434,938	320,571	—	193,088	637,986
Accrued capital gain taxes payable (Note 2)	—	—	43,063	—	—
Payable to affiliate for (Note 5):
Management fee	1,166,046	1,049,933	4,879,099	—	—
Supplemental support fee – Class MF		—	465,067	—	—
Shareholder service fee	234,715	224,984	375,553	—	—
Payable for variation margin on open futures contracts (Note 4)	—	—	750,791	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	764,704	2,835,300	6,052,645	—	—
Due to broker (Note 2)	—	—	—	—	—
Written options outstanding, at value (Note 4)(d)	—	—	13,366,062	—	—
Payable to agents unaffiliated with the Manager	496	186	1,116	496	620
Payable to Trustees and related expenses	2,912	8,664	6,696	4,078	4,974
Accrued expenses	216,473	117,003	879,728	98,816	140,113

Total liabilities	374,498,589	4,556,641	179,517,568	10,037,182	783,693

Net assets	$2,756,262,316	$1,797,446,309	$9,140,266,961	$4,071,094,006	$4,891,671,381

(a) Cost of investments – affiliated issuers:	$2,196,964,315	$1,220,032,070	$3,295,730,163	$3,954,399,955	$4,789,654,563
(b) Cost of investments – unaffiliated issuers:	$259,429,495	$542,619,739	$5,859,839,636	$60,321	$17,178,999
(c) Cost of foreign currency:	$—	$—	$17,996,666	$—	$—
(d) Premiums on written options:	$—	$—	$8,394,713	$—	$—

See accompanying notes to the financial statements.	45

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited) — (Continued)

	Alpha Only Fund	Consolidated Alternative Asset Opportunity Fund	Consolidated Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Net assets consist of:
Paid-in capital	$3,840,139,461		$9,027,038,386	$3,832,703,290	$4,847,606,500
Accumulated undistributed net investment income	4,975,428		55,331,852	60,372,423	44,146,755
Accumulated net realized gain (loss)	(1,308,757,139)		6,938,032	61,295,124	(85,276,191)
Net unrealized appreciation	219,904,566		50,958,691	116,723,169	85,194,317

	$2,756,262,316		$9,140,266,961	$4,071,094,006	$4,891,671,381

Net assets attributable to:
Class III shares	$35,210,672	$1,797,446,309	$2,151,419,803	$4,071,094,006	$4,891,671,381

Class IV shares	$2,721,051,644	$—	$1,324,572,393	$—	$—

Class MF shares	$—	$—	$5,664,274,765	$—	$—

Shares outstanding:
Class III	1,461,785	58,009,439	82,898,818	190,095,155	440,508,247

Class IV	112,911,396	—	51,053,662	—	—

Class MF	—	—	218,252,137	—	—

Net asset value per share:
Class III	$24.09	$30.99	$25.95	$21.42	$11.10

Class IV	$24.10	$—	$25.94	$—	$—

Class MF	$—	$—	$25.95	$—	$—

46	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited) — (Continued)

	Global Equity Allocation Fund	International Equity Allocation Fund	International Opportunities Equity Allocation Fund	Special Situations Fund	Strategic Opportunities Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$2,585,646,657	$1,636,111,625	$1,023,701,232	$8,009,449	$2,187,768,582
Investments in unaffiliated issuers, at value (Note 2)(b)	44,445	28,912	36,747	81,723,772	6,684,141
Receivable for investments sold	—	—	13,985	—	12,143,655
Receivable for Fund shares sold	—	—	831	—	—
Dividends and interest receivable	—	—	—	24,701	2,356
Unrealized appreciation on open forward currency contracts (Note 4)	—	—	—	9,426,790	—
Due from broker (Note 2)	—	—	—	18	—
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	13,020	8,897	9,269	23,808	15,345
Miscellaneous receivable	—	—	—	—	7,345

Total assets	2,585,704,122	1,636,149,434	1,023,762,064	99,208,538	2,206,621,424

Liabilities:
Payable for investments purchased	—	—	—	490	—
Payable for Fund shares repurchased	—	—	14,460	—	12,241,000
Payable to affiliate for (Note 5):
Management fee	—	—	—	30,736	—
Shareholder service fee	—	—	—	4,814	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	—	—	4,961,930	—
Payable to agents unaffiliated with the Manager	341	186	124	93	279
Payable to Trustees and related expenses	2,471	1,454	1,082	857	2,271
Accrued expenses	68,371	61,403	49,344	119,235	104,373

Total liabilities	71,183	63,043	65,010	5,118,155	12,347,923

Net assets	$2,585,632,939	$1,636,086,391	$1,023,697,054	$94,090,383	$2,194,273,501

Net assets consist of:
Paid-in capital	$2,429,037,110	$1,609,463,090	$1,182,869,712		$1,993,968,366
Accumulated undistributed net investment income	27,563,982	11,901,525	11,527,487		30,062,298
Accumulated net realized gain (loss)	43,266,969	(101,300,978)	(279,441,450)		12,203,691
Net unrealized appreciation (depreciation)	85,764,878	116,022,754	108,741,305		158,039,146

	$2,585,632,939	$1,636,086,391	$1,023,697,054		$2,194,273,501

Net assets attributable to:
Class III shares	$2,585,632,939	$1,636,086,391	$1,023,697,054	$3,023,644	$2,194,273,501

Class VI shares	$—	$—	$—	$91,066,739	$—

Shares outstanding:
Class III	294,042,366	154,785,870	65,052,597	117,032	99,188,922

Class VI	—	—	—	3,507,984	—

Net asset value per share:
Class III	$8.79	$10.57	$15.74	$25.84	$22.12

Class VI	$—	$—	$—	$25.96	$—

(a) Cost of investments – affiliated issuers:	$2,499,881,779	$1,520,088,871	$914,959,927	$8,012,651	$2,030,094,286
(b) Cost of investments – unaffiliated issuers:	$44,445	$28,912	$36,747	$81,852,125	$6,319,291

See accompanying notes to the financial statements.	47

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2013 (Unaudited) — (Continued)

	U.S. Equity Allocation Fund	World Opportunities Equity Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$39,125,822	$1,454,208,573
Investments in unaffiliated issuers, at value (Note 2)(a)	23,504	37,146
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	3,472	10,013

Total assets	39,152,798	1,454,255,732

Liabilities:
Payable to agents unaffiliated with the Manager	5	186
Payable to Trustees and related expenses	64	1,570
Accrued expenses	24,494	53,338

Total liabilities	24,563	55,094

Net assets	$39,128,235	$1,454,200,638

Net assets consist of:
Paid-in capital	$31,097,501	$1,354,781,665
Accumulated undistributed net investment income	109,338	13,867,766
Accumulated net realized gain	1,000,302	(73,686,765)
Net unrealized appreciation	6,921,094	159,237,972

	$39,128,235	$1,454,200,638

Net assets attributable to:
Class III shares	$39,128,235	$1,454,200,638

Shares outstanding:
Class III	1,301,443	64,944,756

Net asset value per share:
Class III	$30.07	$22.39

(a) Cost of investments – affiliated issuers:	$32,204,728	$1,294,970,601
(b) Cost of investments – unaffiliated issuers:	$23,504	$37,146

48	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2013 (Unaudited)

	Alpha Only Fund	Consolidated Alternative Asset Opportunity Fund	Consolidated Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$18,583,199	$397,946	$31,615,026	$65,197,894	$49,540,316
Dividends from unaffiliated issuers (Net of withholding tax)(a)	1,164,831	3,860	53,045,209	—	—
Interest	56,022	251,067	2,533,757	2	965,231

Total investment income	19,804,052	652,873	87,193,992	65,197,896	50,505,547

Expenses:
Management fee (Note 5)	9,129,171	5,138,814	21,896,285	—	—
Shareholder service fee – Class III (Note 5)	33,918	1,101,175	1,175,446	—	—
Shareholder service fee – Class IV (Note 5)	1,803,223	—	441,448	—	—
Supplemental support fee – Class MF (Note 5)	—	—	2,143,581	—	—
Audit and tax fees	34,132	47,012	90,436	13,892	39,100
Custodian and fund accounting agent fees	157,964	94,944	1,734,016	27,324	31,280
Legal fees	42,044	20,385	84,900	39,284	47,380
Registration fees	3,036	—	6,451	—	3,167
Transfer agent fees	21,252	—	—	—	—
Trustees fees and related expenses (Note 5)	19,716	15,069	50,253	20,569	24,972
Miscellaneous	14,720	12,788	38,229	10,856	18,492

Total expenses	11,259,176	6,430,187	27,661,045	111,925	164,391
Fees and expenses reimbursed by Manager (Note 5)	(263,028)	(914,522)	(1,927,687)	(88,320)	(135,739)
Expense reductions (Note 2)	(2)	—	(1,313)	(169)	(788)
Indirectly incurred fees waived or borne by Manager (Note 5)	(6,652,926)	—	(7,130,879)	—	—
Supplemental support fee waived – Class MF (Note 5)	—	—	(994,328)	—	—
Shareholder service fee waived (Note 5)	(1,173,122)	—	(566,949)	—	—

Net expenses	3,170,098	5,515,665	17,039,889	23,436	27,864

Net investment income (loss)	16,633,954	(4,862,792)	70,154,103	65,174,460	50,477,683

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(63,485,110)	(20,762)	52,356,548	—	65,656
Investments in affiliated issuers	212,563,583	—	(18,057,891)	12,079,463	113,570,091
Realized gain distributions from affiliated issuers (Note 10)	14,317,433	89,024	16,323,960	52,712,399	29,806,531
Futures contracts	(374,742,055)	41,881,892	(2,642,380)	—	—
Written options	—	—	(168,887)	—	—
Swap contracts	—	—	2,399,249	—	—
Foreign currency, forward contracts and foreign currency related transactions	6,284,471	5,472,921	15,727,344	—	—

Net realized gain (loss)	(205,061,678)	47,423,075	65,937,943	64,791,862	143,442,278

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(b)	(7,012,020)	25,902	(86,200,644)	—	(70,234)
Investments in affiliated issuers	(15,357,259)	(22,125)	(21,418,855)	(66,417,985)	(102,349,835)
Futures contracts	151,784,084	(15,783,709)	1,019,570	—	—
Written options	—	—	(6,041,429)	—	—
Swap contracts	24,293,008	—	(1,052,432)	—	—
Foreign currency, forward contracts and foreign currency related transactions	10,991,252	1,680,919	17,819,714	—	—

Net unrealized gain (loss)	164,699,065	(14,099,013)	(95,874,076)	(66,417,985)	(102,420,069)

Net realized and unrealized gain (loss)	(40,362,613)	33,324,062	(29,936,133)	(1,626,123)	41,022,209

Net increase (decrease) in net assets resulting from operations	$(23,728,659)	$28,461,270	$40,217,970	$63,548,337	$91,499,892

(a) Withholding tax:	$—	$—	$4,234,503	$—	$—
(b) Foreign capital gains tax:	$—	$—	$43,063	$—	$—

See accompanying notes to the financial statements.	49

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2013 (Unaudited) — (Continued)

	Global Equity Allocation Fund	International Equity Allocation Fund	International Opportunities Equity Allocation Fund	Special Situations Fund	Strategic Opportunities Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$28,895,455	$12,513,100	$11,867,522	$198,126	$31,320,565
Dividends from unaffiliated issuers	—	—	—	2	—
Interest	6	3	1	562,751	428,176

Total investment income	28,895,461	12,513,103	11,867,523	760,879	31,748,741

Expenses:
Management fee (Note 5)	—	—	—	981,218	—
Shareholder service fee – Class III (Note 5)	—	—	—	16,069	—
Shareholder service fee – Class VI (Note 5)	—	—	—	139,965	—
Audit and tax fees	11,316	11,316	11,316	43,101	38,456
Custodian, fund accounting agent and transfer agent fees	29,164	26,220	28,888	87,400	25,116
Legal fees	25,668	13,708	10,028	12,512	21,068
Registration fees	1,472	2,392	368	—	1,288
Trustees fees and related expenses (Note 5)	12,897	7,176	5,253	3,680	11,459
Miscellaneous	10,856	5,336	6,256	4,324	10,396

Total expenses	91,373	66,148	62,109	1,288,269	107,783
Fees and expenses reimbursed by Manager (Note 5)	(76,544)	(57,868)	(56,120)	(142,692)	(94,668)
Expense reductions (Note 2)	(179)	(106)	(112)	—	(47)

Net expenses	14,650	8,174	5,877	1,145,577	13,068

Net investment income (loss)	28,880,811	12,504,929	11,861,646	(384,698)	31,735,673

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	—	—	1,347	40,640
Investments in affiliated issuers	66,640,966	34,379,073	3,592,267	235,828	25,703,693
Realized gain distributions from affiliated issuers (Note 10)	19,228,470	1,122,129	2,800,058	1,936	24,186,401
Swap contracts	—	—	—	13,019,597	—
Foreign currency, forward contracts and foreign currency related transactions	—	—	—	4,393,145	—

Net realized gain (loss)	85,869,436	35,501,202	6,392,325	17,651,853	49,930,734

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	—	—	—	(478,609)	(144,353)
Investments in affiliated issuers	(31,618,622)	(22,750,836)	39,444,412	20,867	12,030,104
Swap contracts	—	—	—	(6,323,444)	—
Foreign currency, forward contracts and foreign currency related transactions	—	—	—	1,616,501	—

Net unrealized gain (loss)	(31,618,622)	(22,750,836)	39,444,412	(5,164,685)	11,885,751

Net realized and unrealized gain (loss)	54,250,814	12,750,366	45,836,737	12,487,168	61,816,485

Net increase (decrease) in net assets resulting from operations	$83,131,625	$25,255,295	$57,698,383	$12,102,470	$93,552,158

50	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2013 (Unaudited) — (Continued)

	U.S. Equity Allocation Fund	World Opportunities Equity Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$111,405	$14,237,276
Interest	1,165	2

Total investment income	112,570	14,237,278

Expenses:
Audit and tax fees	9,936	11,316
Custodian, fund accounting agent and transfer agent fees	6,808	25,852
Legal fees	460	15,548
Registration fees	1,587	1,177
Trustees fees and related expenses (Note 5)	184	8,106
Miscellaneous	3,225	8,004

Total expenses	22,200	70,003
Fees and expenses reimbursed by Manager (Note 5)	(22,011)	(60,793)
Expense reductions (Note 2)	—	(24)

Net expenses	189	9,186

Net investment income (loss)	112,381	14,228,092

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	12,258,314	40,664,006
Realized gain distributions from affiliated issuers (Note 10)	243,613	12,748,122

Net realized gain (loss)	12,501,927	53,412,128

Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(8,422,480)	26,856,475

Net realized and unrealized gain (loss)	4,079,447	80,268,603

Net increase (decrease) in net assets resulting from operations	$4,191,828	$94,496,695

See accompanying notes to the financial statements.	51

GMO Trust Funds

Statements of Changes in Net Assets

	Alpha Only Fund		Consolidated Alternative Asset Opportunity Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$16,633,954	$69,349,200	$(4,862,792)	$(2,724,546)
Net realized gain (loss)	(205,061,678)	(74,428,353)	47,423,075	(3,534,914)
Change in net unrealized appreciation (depreciation)	164,699,065	12,982,393	(14,099,013)	16,869,225

Net increase (decrease) in net assets from operations	(23,728,659)	7,903,240	28,461,270	10,609,765

Distributions to shareholders from:
Net investment income
Class III	(22,413)	(99,177)
Class IV	(4,341,555)	(7,431,374)

Total distributions from net investment income	(4,363,968)	(7,530,551)

Net share transactions (Note 9):
Class III	(16,437,158)	14,001,426	809,233,440	904,821,692
Class IV	(640,224,872)	1,302,890,322	—	—

Increase (decrease) in net assets resulting from net share transactions	(656,662,030)	1,316,891,748	809,233,440	904,821,692

Total increase (decrease) in net assets	(684,754,657)	1,317,264,437	837,694,710	915,431,457

Net assets:
Beginning of period	3,441,016,973	2,123,752,536	959,751,599	44,320,142

End of period	$2,756,262,316	$3,441,016,973	$1,797,446,309	$959,751,599

Accumulated undistributed net investment income	$4,975,428	$—

Distributions in excess of net investment income	$—	$(7,294,558)

52	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Benchmark-Free Allocation Fund		Benchmark-Free Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$70,154,103	$23,812,645	$65,174,460	$91,235,961
Net realized gain (loss)	65,937,943	39,911,304	64,791,862	156,263,140
Change in net unrealized appreciation (depreciation)	(95,874,076)	153,903,759	(66,417,985)	84,516,540

Net increase (decrease) in net assets from operations	40,217,970	217,627,708	63,548,337	332,015,641

Distributions to shareholders from:
Net investment income
Class III	(11,666,009)	(4,975,607)	(748,183)	(118,122,072)
Class IV	(5,338,876)	(1,783,556)	—	—
Class MF	(30,928,809)	(13,753,375)	—	—

Total distributions from net investment income	(47,933,694)	(20,512,538)	(748,183)	(118,122,072)

Net realized gains
Class III	(5,672,719)	—	(46,836,304)	(106,701,774)
Class IV	(2,582,201)	—	—	—
Class MF	(14,932,415)	—	—	—

Total distributions from net realized gains	(23,187,335)	—	(46,836,304)	(106,701,774)

Net share transactions (Note 9):
Class III	1,188,350,951	809,208,628	113,431,380	318,883,654
Class IV	623,644,074	692,385,968	—	—
Class MF	2,729,384,271	2,806,583,034	—	—

Increase (decrease) in net assets resulting from net share transactions	4,541,379,296	4,308,177,630	113,431,380	318,883,654

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	1,204,660	1,299,189	116,337	185,609
Class IV	680,417	222,986	—	—
Class MF	3,289,116	3,349,867	—	—

Increase in net assets resulting from purchase premiums and redemption fees	5,174,193	4,872,042	116,337	185,609

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	4,546,553,489	4,313,049,672	113,547,717	319,069,263

Total increase (decrease) in net assets	4,515,650,430	4,510,164,842	129,511,567	426,261,058

Net assets:
Beginning of period	4,624,616,531	114,451,689	3,941,582,439	3,515,321,381

End of period	$9,140,266,961	$4,624,616,531	$4,071,094,006	$3,941,582,439

Accumulated undistributed net investment income	$55,331,852	$33,111,443	$60,372,423	$—

Distributions in excess of net investment income	$—	$—	$—	$(4,053,854)

See accompanying notes to the financial statements.	53

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Asset Allocation Fund		Global Equity Allocation Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$50,477,683	$110,843,376	$28,880,811	$54,656,916
Net realized gain (loss)	143,442,278	301,938,422	85,869,436	173,105,374
Change in net unrealized appreciation (depreciation)	(102,420,069)	(95,628,095)	(31,618,622)	(28,108,089)

Net increase (decrease) in net assets from operations	91,499,892	317,153,703	83,131,625	199,654,201

Distributions to shareholders from:
Net investment income
Class III	(2,223,505)	(121,313,693)	(1,312,405)	(63,353,574)

Total distributions from net investment income	(2,223,505)	(121,313,693)	(1,312,405)	(63,353,574)

Net realized gains
Class III	—	—	(36,543,198)	(107,780,977)

Total distributions from net realized gains	—	—	(36,543,198)	(107,780,977)

Net share transactions (Note 9):
Class III	37,484,232	953,849,723	319,165,455	554,602,409
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	777,934	1,703,193	517,514	676,894

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	38,262,166	955,552,916	319,682,969	555,279,303

Total increase (decrease) in net assets	127,538,553	1,151,392,926	364,958,991	583,798,953

Net assets:
Beginning of period	4,764,132,828	3,612,739,902	2,220,673,948	1,636,874,995

End of period	$4,891,671,381	$4,764,132,828	$2,585,632,939	$2,220,673,948

Accumulated undistributed net investment income	$44,146,755	$(4,107,423)	$27,563,982	$—

Distributions in excess of net investment income	$—	$—	$—	$(4,424)

54	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Fund		International Opportunities Equity Allocation Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$12,504,929	$42,426,853	$11,861,646	$30,443,365
Net realized gain (loss)	35,501,202	28,059,063	6,392,325	(10,541,303)
Change in net unrealized appreciation (depreciation)	(22,750,836)	30,405,617	39,444,412	74,594,628

Net increase (decrease) in net assets from operations	25,255,295	100,891,533	57,698,383	94,496,690

Distributions to shareholders from:
Net investment income
Class III	(2,852,917)	(41,622,218)	(332,360)	(30,450,064)
Net realized gains
Class III	(748,306)	—	—	—

Net share transactions (Note 9):
Class III	228,849,342	157,905,673	(463,036)	92,409,525
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	432,836	982,374	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	229,282,178	158,888,047	(463,036)	92,409,525

Total increase (decrease) in net assets	250,936,250	218,157,362	56,902,987	156,456,151

Net assets:
Beginning of period	1,385,150,141	1,166,992,779	966,794,067	810,337,916

End of period	$1,636,086,391	$1,385,150,141	$1,023,697,054	$966,794,067

Accumulated undistributed net investment income	$11,901,525	$2,249,513	$11,527,487	$—

Distributions in excess of net investment income	$—	$—	$—	$(1,799)

See accompanying notes to the financial statements.	55

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Special Situations Fund		Strategic Opportunities Allocation Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(384,698)	$(2,029,319)	$31,735,673	$62,082,262
Net realized gain (loss)	17,651,853	(35,835,401)	49,930,734	238,704,025
Change in net unrealized appreciation (depreciation)	(5,164,685)	4,954,225	11,885,751	(86,230,336)

Net increase (decrease) in net assets from operations	12,102,470	(32,910,495)	93,552,158	214,555,951

Distributions to shareholders from:
Net investment income
Class III			(511,506)	(68,801,103)

Net realized gains
Class III			(28,339,423)	(116,101,861)

Net share transactions (Note 9):
Class III	(28,877,247)	(5,615,036)	(39,457,615)	116,701,855
Class VI	(628,435,954)	30,937,898	—	—

Increase (decrease) in net assets resulting from net share transactions	(657,313,201)	25,322,862	(39,457,615)	116,701,855

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	102,375	17,686

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(657,313,201)	25,322,862	(39,355,240)	116,719,541

Total increase (decrease) in net assets	(645,210,731)	(7,587,633)	25,345,989	146,372,528

Net assets:
Beginning of period	739,301,114	746,888,747	2,168,927,512	2,022,554,984

End of period	$94,090,383	$739,301,114	$2,194,273,501	$2,168,927,512

Accumulated undistributed net investment income			$30,062,298	$—

Distributions in excess of net investment income			$—	$(1,161,869)

56	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Equity Allocation Fund		World Opportunities Equity Allocation Fund
	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$112,381	$1,648,380	$14,228,092	$39,570,464
Net realized gain (loss)	12,501,927	10,211,878	53,412,128	162,946,038
Change in net unrealized appreciation (depreciation)	(8,422,480)	(2,597,115)	26,856,475	(32,075,776)

Net increase (decrease) in net assets from operations	4,191,828	9,263,143	94,496,695	170,440,726

Distributions to shareholders from:
Net investment income
Class III	(360,174)	(1,901,866)	(357,654)	(46,343,171)
Net realized gains
Class III	(7,300,246)	—	—	—

Net share transactions (Note 9):
Class III	(37,887,171)	7,909,991	(171,710,416)	172,531,846

Total increase (decrease) in net assets	(41,355,763)	15,271,268	(77,571,375)	296,629,401

Net assets:
Beginning of period	80,483,998	65,212,730	1,531,772,013	1,235,142,612

End of period	$39,128,235	$80,483,998	$1,454,200,638	$1,531,772,013

Accumulated undistributed net investment income	$109,338	$357,131	$13,867,766	$—

Distributions in excess of net investment income	$—	$—	$—	$(2,672)

See accompanying notes to the financial statements.	57

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ALPHA ONLY FUND

	Class III Shares							Class IV Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,					Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013	2012	2011(a)	2010(a)	2009(a)			2013	2012	2011(a)	2010(a)	2009(a)
Net asset value, beginning of period	$24.22		$24.13	$23.49	$24.55	$28.85	$55.55	$24.24		$24.14	$23.50	$24.55	$28.85	$55.55

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.09		0.51	0.46	0.30	0.55	1.15	0.11		0.60	0.47	0.31	0.55	1.20
Net realized and unrealized gain (loss)	(0.21)		(0.35)	0.52	(1.36)	(3.35)	4.65	(0.22)		(0.42)	0.52	(1.36)	(3.35)	4.60

Total from investment operations	(0.12)		0.16	0.98	(1.06)	(2.80)	5.80	(0.11)		0.18	0.99	(1.05)	(2.80)	5.80

Less distributions to shareholders:
From net investment income	(0.01)		(0.07)	(0.34)	—	(1.50)	(22.05)	(0.03)		(0.08)	(0.35)	—	(1.50)	(22.05)
From net realized gains	—		—	—	—	—	(10.45)	—		—	—	—	—	(10.45)

Total distributions	(0.01)		(0.07)	(0.34)	—	(1.50)	(32.50)	(0.03)		(0.08)	(0.35)	—	(1.50)	(32.50)

Net asset value, end of period	$24.09		$24.22	$24.13	$23.49	$24.55	$28.85	$24.10		$24.24	$24.14	$23.50	$24.55	$28.85

Total Return(c)	(0.49	)%**	0.67%	4.13%	(4.32)%	(10.30)%	11.92%	(0.47	)%**	0.73%	4.19%	(4.28)%	(10.30)%	12.00%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,211		$51,886	$37,752	$59,746	$71,481	$121,711	$2,721,052		$3,389,131	$2,086,001	$1,930,347	$1,648,282	$1,854,153
Net expenses to average daily net assets(d)(e)	0.22	%*	0.23%	0.24%	0.23%	0.24%	0.23%	0.17	%*	0.18%	0.19%	0.18%	0.18%	0.18%
Net investment income (loss) to average daily net assets(b)	0.73	%*	2.10%	1.89%	1.26%	2.16%	2.37%	0.91	%*	2.47%	1.91%	1.27%	2.11%	2.52%
Portfolio turnover rate	37	%**	104%	125%	89%	114%	87%	37	%**	104%	125%	89%	114%	87%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(f)	0.44	%*	0.44%	0.44%	0.46%	0.45%	0.44%	0.44	%*	0.44%	0.43%	0.46%	0.46%	0.44%
Redemption fees consisted of the following per share amounts:†	—		—	—	—	—	$0.00 (g)	—		—	—	—	—	$0.00 (g)

(a)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (Note 5).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

58	See accompanying notes to the financial statements.

GMO Trust Funds

Consolidated Financial Highlights

(For a share outstanding throughout each period)

ALTERNATIVE ASSET OPPORTUNITY FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011	2010	2009
Net asset value, beginning of period	$30.47		$30.05		$32.55		$27.24	$21.94	$33.11

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.10)		(0.18)		0.00		0.11	0.46	0.93
Net realized and unrealized gain (loss)	0.62		0.60		(2.50)		5.20	4.84	(12.10)

Total from investment operations	0.52		0.42		(2.50)		5.31	5.30	(11.17)

Net asset value, end of period	$30.99		$30.47		$30.05		$32.55	$27.24	$21.94

Total Return(b)	1.71	%**	1.40%		(7.68)%		19.49%	24.16%	(33.74)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,797,446		$959,752		$44,320		$25,546	$23,100	$22,389
Net expenses to average daily net assets(c)	0.75	%*	0.75	%(d)	0.69	%(d)	0.60%	0.60%	0.60	%(d)
Net investment income to average daily net assets(a)	(0.66	)%*	(0.60)%		(0.01)%		0.38%	1.85%	3.24%
Portfolio turnover rate	1	%**	17%		48%		60%	73%	89%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.12	%*	0.17%		1.64%		1.15%	1.06%	0.73%
Redemption fees consisted of the following per share amounts (Note 2):†	—		—		—		—	$0.03	$0.00	(e)
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	59

GMO Trust Funds

Consolidated Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares										Class IV Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(i)
			2013	2012	2011		2010		2009
Net asset value, beginning of period	$25.77		$24.03	$22.72	$21.49		$17.51		$25.30		$25.75		$24.91

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.28		0.30	0.21	0.36		0.64		3.21		0.25		0.03
Net realized and unrealized gain (loss)	0.15		1.62	1.44 (b)	1.28		4.11		(6.72)		0.19		0.96

Total from investment operations	0.43		1.92	1.65	1.64		4.75		(3.51)		0.44		0.99

Less distributions to shareholders:
From net investment income	(0.17)		(0.18)	(0.34)	(0.41)		(0.75)		(3.71)		(0.17)		(0.15)
From net realized gains	(0.08)		—	—	—		(0.02)		(0.57)		(0.08)		—

Total distributions	(0.25)		(0.18)	(0.34)	(0.41)		(0.77)		(4.28)		(0.25)		(0.15)

Net asset value, end of period	$25.95		$25.77	$24.03	$22.72		$21.49		$17.51		$25.94		$25.75

Total Return(c)	1.66	%**	8.03%	7.36%	7.69%		27.18%		(15.11)%		1.70	%**	3.99	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,151,420		$970,749	$114,452	$3,170,573		$1,733,173		$1,436,951		$1,324,572		$705,982
Net expenses to average daily net assets(d)(f)(g)	0.54	%*	0.54%	0.01%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.49	%*	0.48	%*
Net investment income (loss) to average daily net assets(a)	2.13	%*	1.23%	0.93%	1.63%		3.14%		14.05%		1.85	%*	0.60	%*
Portfolio turnover rate	33	%**	42%	33%	19%		24%		40%		33	%**	42	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.31	%*	0.41%	0.05%	0.01%		0.01%		0.01%		0.32	%*	0.40	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.07	$0.00 (h)	$0.01		$0.01		$0.00	(h)	$0.02		$0.01

	Class MF Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(j)

Net asset value, beginning of period	$25.76		$24.10

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.28		0.33
Net realized and unrealized gain (loss)	0.16		1.52

Total from investment operations	0.44		1.85

Less distributions to shareholders:
From net investment income	(0.17)		(0.19)
From net realized gains	(0.08)		—

Total distributions	(0.25)		(0.19)

Net asset value, end of period	$25.95		$25.76

Total Return(c)	1.70	%**	7.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,664,275		$2,947,886
Net expenses to average daily net assets(d)(f)(g)	0.49	%*	0.49%
Net investment income (loss) to average daily net assets(a)	2.11	%*	1.34%
Portfolio turnover rate	33	%**	42%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.32	%*	0.41%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.06
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	Effective January 1, 2012, the Fund pays the Manager a management fee of 0.65% of the Fund’s average daily net assets (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
(i)	Period from December 11, 2012 (commencement of operations) through February 28, 2013.
(j)	Period from March 1, 2012 (commencement of operations) through February 28, 2013.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

60	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013	Period from June 15, 2011 (commencement of operations) through February 29, 2012
Net asset value, beginning of period	$21.33		$20.76	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.35		0.52	0.41
Net realized and unrealized gain (loss)	(0.01)		1.34	0.83

Total from investment operations	0.34		1.86	1.24

Less distributions to shareholders:
From net investment income	(0.00	)(b)	(0.68)	(0.40)
From net realized gains	(0.25)		(0.61)	(0.08)

Total distributions	(0.25)		(1.29)	(0.48)

Net asset value, end of period	$21.42		$21.33	$20.76

Total Return(c)	1.61	%**	9.25%	6.35	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,071,094		$3,941,582	$3,515,321
Net expenses to average daily net assets(d)(e)(f)	0.00	%*	0.00%	0.00	%*
Net investment income (loss) to average daily net assets(a)	3.17	%*	2.51%	2.91	%*
Portfolio turnover rate	21	%**	31%	23	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.00	%(g)*	0.01%	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(h)	$0.00 (h)	$0.00	(h)
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Distributions from net investment income were less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Fees and expenses reimbursed by the Manager to average daily net assets were less than 0.01%.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	61

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.90		$10.40	$10.22	$9.30	$7.28	$11.37

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.11		0.29	0.24	0.17	0.27	0.87
Net realized and unrealized gain (loss)	0.10		0.50	0.21	0.94	2.10	(3.43)

Total from investment operations	0.21		0.79	0.45	1.11	2.37	(2.56)

Less distributions to shareholders:
From net investment income	(0.01)		(0.29)	(0.27)	(0.19)	(0.35)	(1.04)
From net realized gains	—		—	—	—	—	(0.49)

Total distributions	(0.01)		(0.29)	(0.27)	(0.19)	(0.35)	(1.53)

Net asset value, end of period	$11.10		$10.90	$10.40	$10.22	$9.30	$7.28

Total Return(b)	1.88	%**	7.65%	4.51%	11.98%	32.60%	(24.30)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,891,671		$4,764,133	$3,612,740	$3,457,703	$3,104,293	$2,432,987
Net expenses to average daily net assets(c)(d)(e)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.03	%*	2.70%	2.37%	1.73%	3.00%	8.81%
Portfolio turnover rate	32	%**	29%	40%	32%	29%	44%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.01%	0.01%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):(f)†	$0.00		$0.00	$0.00	$0.00	$0.00	$0.00
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

62	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$8.60		$8.49	$8.60	$7.40	$5.29	$10.25

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.10		0.25	0.19	0.15	0.20	0.34
Net realized and unrealized gain (loss)	0.22		0.57	0.00 (b)	1.17	2.11	(4.01)

Total from investment operations	0.32		0.82	0.19	1.32	2.31	(3.67)

Less distributions to shareholders:
From net investment income	(0.00	)(c)	(0.26)	(0.20)	(0.12)	(0.15)	(0.31)
From net realized gains	(0.13)		(0.45)	(0.10)	—	(0.05)	(0.98)

Total distributions	(0.13)		(0.71)	(0.30)	(0.12)	(0.20)	(1.29)

Net asset value, end of period	$8.79		$8.60	$8.49	$8.60	$7.40	$5.29

Total Return(d)	3.73	%**	10.01%	2.47%	17.97%	43.73%	(39.44)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,585,633		$2,220,674	$1,636,875	$1,485,712	$704,866	$431,278
Net expenses to average daily net assets(e)(f)(g)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.26	%*	2.90%	2.27%	1.96%	2.78%	4.27%
Portfolio turnover rate	27	%**	24%	28%	6%	34%	52%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.01%	0.01%	0.02%	0.02%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(h)	$0.00 (h)	$0.00 (h)	$0.01	$0.01	$0.01
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	Distributions from net investment income were less than $0.01 per share.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Net expenses to average daily net assets were less than 0.01%.
(g)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	63

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.43		$9.98	$10.80	$8.96	$6.17	$16.45

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.09		0.32	0.23	0.13	0.28	0.40
Net realized and unrealized gain (loss)	0.07		0.45	(0.81)	1.87	2.81	(7.20)

Total from investment operations	0.16		0.77	(0.58)	2.00	3.09	(6.80)

Less distributions to shareholders:
From net investment income	(0.02)		(0.32)	(0.24)	(0.16)	(0.20)	(0.39)
From net realized gains	(0.00	)(b)	—	—	—	(0.10)	(3.09)

Total distributions	(0.02)		(0.32)	(0.24)	(0.16)	(0.30)	(3.48)

Net asset value, end of period	$10.57		$10.43	$9.98	$10.80	$8.96	$6.17

Total Return(c)	1.57	%**	7.79%	(5.21)%	22.43%	50.37%	(48.63)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,636,086		$1,385,150	$1,166,993	$1,277,551	$1,017,731	$519,663
Net expenses to average daily net assets(d)(e)(f)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	1.64	%*	3.26%	2.33%	1.39%	3.21%	3.46%
Portfolio turnover rate	11	%**	21%	29%	13%	11%	33%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.01%	0.01%	0.01%	0.02%	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(g)	$0.01	$0.01	$0.00 (g)	$0.01	$0.01
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Distributions from net realized gains were less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

64	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$14.86		$13.87	$15.23	$12.69	$9.20	$20.63

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18		0.50	0.36	0.18	0.41	0.65
Net realized and unrealized gain (loss)	0.71		0.97	(1.35)	2.54	3.49	(9.20)

Total from investment operations	0.89		1.47	(0.99)	2.72	3.90	(8.55)

Less distributions to shareholders:
From net investment income	(0.01)		(0.48)	(0.37)	(0.18)	(0.41)	(0.62)
From net realized gains	—		—	—	—	—	(2.26)

Total distributions	(0.01)		(0.48)	(0.37)	(0.18)	(0.41)	(2.88)

Net asset value, end of period	$15.74		$14.86	$13.87	$15.23	$12.69	$9.20

Total Return(b)	5.96	%**	10.71%	(6.32)%	21.53%	42.22%	(46.05)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,023,697		$966,794	$810,338	$796,026	$661,103	$409,278
Net expenses to average daily net assets(c)(d)(e)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.30	%*	3.59%	2.53%	1.34%	3.39%	4.12%
Portfolio turnover rate	6	%**	17%	26%	14%	20%	33%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.01%	0.01%	0.02%	0.02%	0.01%
Redemption fees consisted of the following per share amounts:†	—		—	—	—	$0.00 (f)	$0.00 (f)
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses to average daily net assets were less than 0.01%.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	65

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

SPECIAL SITUATIONS FUND

	Class III Shares										Class VI Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013		2012		2011		2010	2009			2013		2012		2011		2010	2009
Net asset value, beginning of period	$25.26		$26.46		$27.53		$27.47		$25.47	$21.32	$25.40		$26.59		$27.63		$27.55		$25.51	$21.33

Income (loss) from investment operations:
Net investment income (loss)†	(0.03)		(0.09)		(0.10)		0.04		0.33	0.26	(0.02)		(0.07)		(0.07)		0.05		0.36	0.23
Net realized and unrealized gain (loss)	0.61		(1.11)		(0.97)		0.02	(a)	1.67	3.89	0.58		(1.12)		(0.97)		0.03	(a)	1.68	3.95

Total from investment operations	0.58		(1.20)		(1.07)		0.06		2.00	4.15	0.56		(1.19)		(1.04)		0.08		2.04	4.18

Net asset value, end of period	$25.84		$25.26		$26.46		$27.53		$27.47	$25.47	$25.96		$25.40		$26.59		$27.63		$27.55	$25.51

Total Return(b)	2.30	%**	(4.54)%		(3.89)%		0.22%		7.85%	19.47%	2.20	%**	(4.48)%		(3.76)%		0.29%		8.00%	19.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,024		$31,414		$39,010		$23,299		$17,332	$20,366	$91,067		$707,887		$707,879		$715,684		$347,957	$326,148
Net operating expenses to average daily net assets	0.52	%(c)*	0.52	%(c)(d)	0.52	%(c)(d)	0.53	%(c)(d)	0.53%	0.52%	0.43	%(c)*	0.43	%(c)(d)	0.43	%(c)(d)	0.43	%(c)(d)	0.44%	0.43%
Interest expense to average daily net assets	—		—		—		0.01%		0.03%	—	—		—		—		0.01%		0.03%	—
Total net expenses to average daily net assets	0.52	%*	0.52%		0.52%		0.54%		0.56%	0.52%	0.43	%*	0.43%		0.43%		0.44%		0.47%	0.43%
Net investment income (loss) to average daily net assets	(0.24	)%*	(0.36)%		(0.37)%		0.15%		1.24%	1.20%	(0.14	)%*	(0.25)%		(0.26)%		0.19%		1.35%	1.03%
Portfolio turnover rate	9	%**	35%		11%		60%		15%	62%	9	%**	35%		11%		60%		15%	62%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.05	%*	0.03%		0.03%		0.04%		0.04%	0.03%	0.05	%*	0.04%		0.03%		0.04%		0.05%	0.03%

(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

66	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$21.47		$21.26	$20.78	$18.54	$14.37	$22.70

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.32		0.65	0.48	0.33	0.54	1.57
Net realized and unrealized gain (loss)	0.63		1.57	0.51	2.26	4.26	(7.23)

Total from investment operations	0.95		2.22	0.99	2.59	4.80	(5.66)

Less distributions to shareholders:
From net investment income	(0.01)		(0.75)	(0.51)	(0.35)	(0.63)	(1.61)
From net realized gains	(0.29)		(1.26)	—	—	—	(1.06)

Total distributions	(0.30)		(2.01)	(0.51)	(0.35)	(0.63)	(2.67)

Net asset value, end of period	$22.12		$21.47	$21.26	$20.78	$18.54	$14.37

Total Return(b)	4.40	%**	10.81%	4.93%	14.02%	33.44%	(26.75)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,194,274		$2,168,928	$2,022,555	$1,752,168	$1,851,213	$1,107,258
Net expenses to average daily net assets(c)(d)(e)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.80	%*	3.01%	2.33%	1.73%	3.04%	8.05%
Portfolio turnover rate	24	%**	34%	35%	36%	14%	34%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.01%	0.01%	0.01%	0.02%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(f)	$0.00 (f)	—	—	$0.00 (f)	$0.01
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	67

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013	2012		2011(a)		2010(a)		2009(a)
Net asset value, beginning of period	$30.85		$28.00	$25.51		$22.80		$16.55		$25.55

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.07		0.64	0.51		0.43		0.40		0.45
Net realized and unrealized gain (loss)	2.09		2.95	2.71		2.73		6.05		(8.50)

Total from investment operations	2.16		3.59	3.22		3.16		6.45		(8.05)

Less distributions to shareholders:
From net investment income	(0.14)		(0.74)	(0.73)		(0.45)		(0.20)		(0.40)
From net realized gains	(2.80)		—	—		—		—		(0.55)

Total distributions	(2.94)		(0.74)	(0.73)		(0.45)		(0.20)		(0.95)

Net asset value, end of period	$30.07		$30.85	$28.00		$25.51		$22.80		$16.55

Total Return(c)	7.35	%**	13.02%	12.83%		14.13%		38.94%		(32.42)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,128		$80,484	$65,213		$95,923		$128,565		$69,415
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Net investment income (loss) to average daily net assets(b)	0.49	%*	2.19%	1.99%		1.86%		1.99%		1.94%
Portfolio turnover rate	3	%**	2%	12%		7%		2%		39%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.10	%*	0.07%	0.07%		0.06%		0.05%		0.06%
Purchase Premiums and redemption fees consisted of the following per share amounts: (Note 2)†	—		—	—		—		$0.00	(g)	$0.00	(g)
(a)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

68	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28/29,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$21.13		$19.49	$19.32	$16.74	$12.29	$21.71

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.20		0.57	0.40	0.28	0.42	0.53
Net realized and unrealized gain (loss)	1.07		1.73	0.18	2.59	4.47	(8.50)

Total from investment operations	1.27		2.30	0.58	2.87	4.89	(7.97)

Less distributions to shareholders:
From net investment income	(0.01)		(0.66)	(0.41)	(0.29)	(0.44)	(0.54)
From net realized gains	—		—	—	—	—	(0.91)

Total distributions	(0.01)		(0.66)	(0.41)	(0.29)	(0.44)	(1.45)

Net asset value, end of period	$22.39		$21.13	$19.49	$19.32	$16.74	$12.29

Total Return(b)	5.99	%**	11.95%	3.14%	17.19%	39.64%	(38.63)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,454,201		$1,531,772	$1,235,143	$1,215,043	$1,059,840	$698,525
Net expenses to average daily net assets(c)(d)(e)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	1.78	%*	2.86%	2.11%	1.61%	2.64%	2.89%
Portfolio turnover rate	5	%**	31%	27%	20%	16%	35%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.01%	0.01%	0.01%	0.02%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	—		—	—	—	—	$0.00 (f)
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	69

GMO Trust Funds

Notes to Financial Statements

August 31, 2013 (Unaudited)

1.	Organization

Each of Alpha Only Fund, Alternative Asset Opportunity Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Equity Allocation Fund, International Equity Allocation Fund, International Opportunities Equity Allocation Fund, Special Situations Fund, Strategic Opportunities Allocation Fund, U.S. Equity Allocation Fund, and World Opportunities Equity Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

The Funds may invest in U.S. Treasury Fund and unaffiliated money market funds.

Many of the Funds invest primarily in other GMO Funds (“underlying funds”) and in the case of Alternative Asset Opportunity Fund in Alternative Asset SPC Ltd. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2013, shares of Alternative Asset Opportunity Fund, Benchmark-Free Fund, Implementation Fund and Special Situations Fund were not publicly offered for sale.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principal Investment Objective
Alpha Only Fund	Citigroup 3-Month Treasury Bill Index	Total return greater than benchmark
Alternative Asset Opportunity Fund	Citigroup 3-Month Treasury Bill Index	Long-term total return
Benchmark-Free Allocation Fund	Not Applicable	Positive total return, not “relative” return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Barclays U.S. Aggregate Index)	Total return greater than benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than benchmark
International Opportunities Equity Allocation Fund	MSCI EAFE Index	Total return greater than benchmark
Special Situations Fund	Not Applicable	Capital appreciation and capital preservation
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index, 25% Barclays U.S. Aggregate Index)	Total return greater than benchmark
U.S. Equity Allocation Fund	Russell 3000 Index	Total return greater than benchmark
World Opportunities Equity Allocation Fund	MSCI World Index	Total return greater than benchmark

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

70

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Basis of presentation and principles of consolidation: Alternative Asset Opportunity Fund and Benchmark-Free Allocation Fund

Alternative Asset Opportunity Fund and Benchmark-Free Allocation Fund include the accounts of their wholly owned investments in Alternative Asset SPC Ltd. and Implementation Fund (each a “wholly owned subsidiary”), respectively, and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include 100% of the assets and liabilities of each wholly owned subsidiary. All interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2013, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2013. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below and as described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices may be available for securities held by the Funds and the underlying funds, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. See the table below for information about securities for which no alternative pricing source was available. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost, which approximates market value, if the issuer is deemed to present minimal credit risk.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, fair valued using inputs obtained from an independent pricing service and presented in the table below on a net basis or valued using prices for which no alternative pricing source was available. The net aggregate direct and/or indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2013 is as follows:

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Securities and Derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using prices obtained from an independent pricing service	Single source; No alternative pricing source was available
Alpha Only Fund	—	44%	—
Consolidated Alternative Asset Opportunity Fund	< 1%	< 1%	< 1%
Consolidated Benchmark-Free Allocation Fund	< 1%	33%	< 1%
Benchmark-Free Fund	< 1%	36%	< 1%
Global Asset Allocation Fund	< 1%	38%	< 1%
Global Equity Allocation Fund	< 1%	54%	—
International Equity Allocation Fund	< 1%	92%	—
International Opportunities Equity Allocation Fund	< 1%	96%	—
Special Situations Fund	—	—	—
Strategic Opportunities Allocation Fund	< 1%	43%	< 1%
U.S. Equity Allocation Fund	—	2%	—
World Opportunities Equity Allocation Fund	< 1%	51%	—

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the “Valuation Inputs” table below). At August 31, 2013, Special Situations Fund held material Level 3 investments in asset-backed securities and loans. The Fund values these investments using unadjusted prices supplied by a third party pricing source (e.g., broker quotes) as described in the Portfolio Valuation note. Other than as described in this paragraph, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of 60 days or less valued at amortized cost; certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

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August 31, 2013 (Unaudited)

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a securities index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2013:

Description	Level 1	Level 2	Level 3	Total
Alpha Only Fund
Asset Valuation Inputs
Mutual Funds
United States	$2,370,256,912	$—	$—	$2,370,256,912

TOTAL MUTUAL FUNDS	2,370,256,912	—	—	2,370,256,912

Investment Funds
United States	52,609,630	—	—	52,609,630

TOTAL INVESTMENT FUNDS	52,609,630	—	—	52,609,630

Short-Term Investments	201,308,937	—	—	201,308,937

Total Investments	2,624,175,479	—	—	2,624,175,479

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	19,362,332	—	19,362,332
Futures Contracts
Equity Risk	2,887,980	5,794,317	—	8,682,297
Swap Contracts
Equity Risk	—	26,015,298	—	26,015,298

Total	$2,627,063,459	$51,171,947	$—	$2,678,235,406

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(764,704)	$—	$(764,704)
Futures Contracts
Equity Risk	—	(1,164,400)	—	(1,164,400)

Total	$—	$(1,929,104)	$—	$(1,929,104)

Consolidated Alternative Asset Opportunity Fund
Asset Valuation Inputs
Mutual Funds	$1,219,470,853	$—	$—	$1,219,470,853
Short-Term Investments	328,649,690	213,988,735	—	542,638,425

Total Investments	1,548,120,543	213,988,735	—	1,762,109,278

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August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Asset Opportunity Fund (continued)
Asset Valuation Inputs (continued)
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$8,423,453	$—	$8,423,453
Futures Contracts			—
Physical Commodity Contract Risk	9,090,606	—	—	9,090,606
Equity Risk	—	7,394,946	—	7,394,946
Interest Rate Risk	261,062	—	—	261,062

Total	$1,557,472,211	$229,807,134	$—	$1,787,279,345

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,835,300)	$—	$(2,835,300)
Futures Contracts
Physical Commodity Contract Risk	(13,366,692)	—	—	(13,366,692)
Equity Risk	(4,156,976)	(312,080)	—	(4,469,056)
Interest Rate Risk	(2,415,838)	—	—	(2,415,838)

Total	$(19,939,506)	$(3,147,380)	$—	$(23,086,886)

Consolidated Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds
United States	$3,298,024,293	$—	$—	$3,298,024,293

Investment Funds
United States	8,944,307	—	—	8,944,307

Debt Obligations
Canada	—	—	4,098,541	4,098,541
United States	—	896,937,536	2,596,814	899,534,350

TOTAL DEBT OBLIGATIONS	—	896,937,536	6,695,355	903,632,891

Common Stocks
Australia	—	64,662,876	—	64,662,876
Austria	—	6,862,719	—	6,862,719
Belgium	—	11,349,484	—	11,349,484
Brazil	74,750,658	—	—	74,750,658
Canada	20,812,036	—	—	20,812,036
Czech Republic	—	8,861,539	—	8,861,539
Denmark	—	2,802,408	—	2,802,408
Egypt	—	8,474,890	—	8,474,890
Finland	—	11,909,135	—	11,909,135
France	—	252,311,494	—	252,311,494
Germany	—	94,495,735	—	94,495,735
Greece	—	4,241,121	—	4,241,121
Hong Kong	—	26,322,876	—	26,322,876
Hungary	—	744,188	—	744,188
India	9,651,674	34,538,085	1,042,379	45,232,138
Indonesia	1,308,218	36,500,013	—	37,808,231
Ireland	—	2,885,437	—	2,885,437
Israel	—	4,453,731	—	4,453,731
Italy	—	110,829,475	—	110,829,475
Japan	—	382,957,951	—	382,957,951

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August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Consolidated Benchmark-Free Allocation Fund (continued)
Asset Valuation Inputs (continued)
Malaysia	$—	$4,631,026	$—		$4,631,026
Mexico	14,113,119	—	—		14,113,119
Netherlands	2,012,948	32,144,379	0	**	34,157,327
New Zealand	—	5,122,650	—		5,122,650
Norway	—	10,624,262	—		10,624,262
Peru	5,878,697	—	—		5,878,697
Philippines	361,095	6,390,500	—		6,751,595
Poland	—	14,594,712	—		14,594,712
Portugal	—	5,531,192	—		5,531,192
Russia	4,327,220	111,455,734	—		115,782,954
Singapore	—	17,223,718	—		17,223,718
South Africa	1,636,810	37,070,511	—		38,707,321
South Korea	5,933,349	223,846,268	—		229,779,617
Spain	—	136,313,584	—		136,313,584
Sri Lanka	—	68,955	—		68,955
Sweden	—	18,862,041	—		18,862,041
Switzerland	—	80,294,913	—		80,294,913
Taiwan	12,748,886	96,669,978	—		109,418,864
Thailand	—	31,880,002	715,464		32,595,466
Turkey	148,708	21,651,947	—		21,800,655
United Kingdom	—	494,176,017	—		494,176,017
United States	1,562,040,947	—	—		1,562,040,947

TOTAL COMMON STOCKS	1,715,724,365	2,413,755,546	1,757,843		4,131,237,754

Preferred Stocks
Brazil	75,209,173	—	—		75,209,173
Germany	—	6,100,849	—		6,100,849
Russia	—	6,326,427	—		6,326,427
South Korea	—	5,800,661	—		5,800,661

TOTAL PREFERRED STOCKS	75,209,173	18,227,937	—		93,437,110

Short-Term Investments	748,728,546	—	—		748,728,546

Total Investments	5,846,630,684	3,328,921,019	8,453,198		9,184,004,901

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	34,344,493	—		34,344,493
Futures Contracts
Equity Risk	74,250	29,606	—		103,856

Total	$5,846,704,934	$3,363,295,118	$8,453,198		$9,218,453,250

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(6,052,645)	$—		$(6,052,645)
Futures Contracts
Equity Risk	(302,299)	(553,825)	—		(856,124)
Written Options
Equity Risk	(4,318,452)	(9,047,610)	—		(13,366,062)

Total	$(4,620,751)	$(15,654,080)	$—		$(20,274,831)

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August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund
Asset Valuation Inputs
Mutual Funds	$4,071,123,124	$—	$—	$4,071,123,124
Short-Term Investments	60,321	—	—	60,321

Total Investments	4,071,183,445	—	—	4,071,183,445

Total	$4,071,183,445	$—	$—	$4,071,183,445

Global Asset Allocation Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$278,735	$17,353,939	$17,632,674
U.S. Government Agency	—	—	14,907	14,907

Total Debt Obligations	—	278,735	17,368,846	17,647,581

Mutual Funds	4,874,090,849	—	—	4,874,090,849
Short-Term Investments	289,449	—	—	289,449

Total Investments	4,874,380,298	278,735	17,368,846	4,892,027,879

Total	$4,874,380,298	$278,735	$17,368,846	$4,892,027,879

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,585,646,657	$—	$—	$2,585,646,657
Short-Term Investments	44,445	—	—	44,445

Total Investments	2,585,691,102	—	—	2,585,691,102

Total	$2,585,691,102	$—	$—	$2,585,691,102

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,636,111,625	$—	$—	$1,636,111,625
Short-Term Investments	28,912	—	—	28,912

Total Investments	1,636,140,537	—	—	1,636,140,537

Total	$1,636,140,537	$—	$—	$1,636,140,537

International Opportunities Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,023,701,232	$—	$—	$1,023,701,232
Short-Term Investments	36,747	—	—	36,747

Total Investments	1,023,737,979	—	—	1,023,737,979

Total	$1,023,737,979	$—	$—	$1,023,737,979

Special Situations Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$—	$16,394,166	$16,394,166
Bank Loans	—	—	8,424,356	8,424,356

TOTAL DEBT OBLIGATIONS	—	—	24,818,522	24,818,522

Mutual Funds	8,009,449	—	—	8,009,449

Short-Term Investments	56,905,250	—	—	56,905,250

Total Investments	64,914,699	—	24,818,522	89,733,221

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August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Special Situations Fund (continued)
Asset Valuation Inputs (continued)
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$9,426,790	$—	$9,426,790

Total	$64,914,699	$9,426,790	$24,818,522	$99,160,011

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(4,961,930)	$—	$(4,961,930)

Total	$—	$(4,961,930)	$—	$(4,961,930)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,187,768,582	$—	$—	$2,187,768,582
Debt Obligations
Asset-Backed Securities	—	—	6,555,750	6,555,750

TOTAL DEBT OBLIGATIONS	—	—	6,555,750	6,555,750

Short-Term Investments	128,391	—	—	128,391

Total Investments	2,187,896,973	—	6,555,750	2,194,452,723

Total	$2,187,896,973	$—	$6,555,750	$2,194,452,723

U.S. Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$39,125,822	$—	$—	$39,125,822
Short-Term Investments	23,504	—	—	23,504

Total Investments	39,149,326	—	—	39,149,326

Total	$39,149,326	$—	$—	$39,149,326

World Opportunities Equity Allocation Fund
Asset Valuation Input
Mutual Funds	$1,454,208,573	$—	$—	$1,454,208,573
Short-Term Investments	37,146	—	—	37,146

Total Investments	1,454,245,719	—	—	1,454,245,719

Total	$1,454,245,719	$—	$—	$1,454,245,719

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that were determined to have a fair value of zero at August 31, 2013.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2013, there were no material transfers between Level 1 and Level 2.

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The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2013	Purchases	Sales		Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of August 31, 2013		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2013
Consolidated Benchmark-Free Allocation Fund
Common Stock
India	$1,107,369	$1,085,232	$(590,397)		$—	$(124,571)	$(435,254)	$—	$—	1,042,379		$(455,813)
Netherlands	93,629	—	—		—	—	(93,629)	—	—	0	**	(93,629)
Thailand	1,300,860	1,216,673	(1,831,817)		—	312,026	(282,278)	—	—	715,464		(178,187)
Debt Obligations
Asset-Backed Securities
Canada	4,156,599	—	(106)		8,155	9	(66,116)	—	—	4,098,541		(66,116)
United States	397,099	—	—		17,718	—	75,908	—	—	490,725		75,908
Bank Loans
United States	4,983,209	—	(2,838,875)		5,489	6,215	(49,949)	—	—	2,106,089		(51,238)

Total	$12,038,765	$2,301,905	$(5,261,195)		$31,362	$193,679	$(851,318)	$—	$—	$8,453,198		$(769,075)

Global Asset Allocation Fund
Debt Obligations
Asset-Backed Securities	$21,136,349	$—	$(4,676,409)		$867,052	$65,655	$(38,708)	$—	$—	$17,353,939		$121,322
U.S. Government Agency
Agency	22,304	—	(7,488)		157	—	(66)	—	—	14,907		(66)

Total	$21,158,653	$—	$(4,683,897	)#	$867,209	$65,655	$(38,774)	$—	$—	$17,368,846		$121,256

Special Situations Fund
Debt Obligations
Asset-Backed Securities	$17,233,071	$—	$(612,363)		$51,940	$—	$(278,482)	$—	$—	$16,394,166		$(264,462)
Bank Loans	19,932,835	—	(11,355,501)		45,470	1,346	(199,794)	—	—	8,424,356		(204,951)

Total	$37,165,906	$—	$(11,967,864	)##	$97,410	$1,346	$(478,276)	$—	$—	$24,818,522		$(469,413)

Strategic Opportunities Allocation Fund
Debt Obligations
Asset-Backed Securities	$8,853,321	$—	$(2,590,380)		$182,097	$254,850	$(144,138)	$—	$—	$6,555,750		$(7,083)

Total	$8,853,321	$—	$(2,590,380	)###	$182,097	$254,850	$(144,138)	$—	$—	$6,555,750		$(7,083)

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Represents the interest in securities that were determined to have a value of zero at August 31, 2013.
#	Includes $2,880,692 of proceeds received from paydowns.
##	Includes $612,363 of proceeds received from paydowns.
###	Includes $1,361,970 of proceeds received from paydowns.

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August 31, 2013 (Unaudited)

The net aggregate direct and/or indirect exposure to investments in securities and derivative financial instruments using Level 3 inputs (based on the Funds’ net assets) as of August 31, 2013 were as follows:

Fund Name	Level 3 securities	Level 3 derivatives
Alpha Only Fund	—	—
Consolidated Alternative Asset Opportunity Fund	< 1%	—
Consolidated Benchmark-Free Allocation Fund	6%	(1)%
Benchmark-Free Fund	6%	(1)%
Global Asset Allocation Fund	6%	(1)%
Global Equity Allocation Fund	< 1%	—
International Equity Allocation Fund	< 1%	—
International Opportunities Equity Allocation Fund	< 1%	—
Special Situations Fund	26%	—
Strategic Opportunities Allocation Fund	5%	(1)%
U.S. Equity Allocation Fund	—	—
World Opportunities Equity Allocation Fund	< 1%	—

Cash

Cash and Foreign Currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. Dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan agreements and participations

The Funds may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments of loans, it generally acquires direct rights against the borrower. Loan agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. That Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to that Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, that Fund’s recovery of cash from the seller may be delayed and, even if that Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes that Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by a Fund from inflation-indexed bonds are included in the Funds’ gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond constitutes taxable ordinary income to investors, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund, except Alternative Asset Opportunity Fund and Special Situations Fund (see below), intends to qualify each tax year as a regulated investment company (each a “RIC Fund”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each RIC Fund intends to distribute substantially all of its net investment income, if any, and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each RIC Fund makes no provision for U.S. federal income or excise taxes. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to each RIC Fund’s investments in certain jurisdictions may be higher if a significant portion of each RIC Fund is held by non-U.S. shareholders.

Alternative Asset Opportunity Fund and Special Situations Fund (each a “Partnership Fund”) have each elected to be treated as a partnership for U.S. federal income tax purposes and each shareholder is responsible for their tax liabilities, if any, related to their allocable share of Partnership Fund taxable income, gains, losses, deductions, credits and items of tax preference. The Partnership Funds’ activities do not generally constitute those of a U.S. trade or business. Accordingly, the Partnership Funds are generally not subject to U.S. federal, state and/or other income-based U.S. taxes (other than certain withholding taxes). Dividends and other income may be subject to withholding or similar taxes imposed by the country in which such dividends or other income originate.

Implementation Fund is disregarded as an entity separate from its sole shareholder, Benchmark-Free Allocation Fund (“BFAF”) for U.S. federal income tax purposes. BFAF will be treated as owning Implementation Fund’s assets directly for U.S. federal income tax purposes. As such, any income, gain, loss, deduction or other tax items arising in respect of Implementation Fund’s assets will be treated as if they are realized or incurred, as applicable, directly by BFAF. Alternative Asset SPC, Ltd is a wholly owned subsidiary of Alternative Asset Opportunity Fund and has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

Foreign taxes paid by each RIC Fund may be treated, to the extent permissible under the Code and if that RIC Fund so elects, as if paid by U.S. shareholders of that RIC Fund.

Each RIC Fund’s policy is to declare and pay distributions of its net investment income, if any, semi-annually. Each RIC Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. Typically all distributions are reinvested in additional shares of each RIC Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each RIC Fund on the ex-dividend date.

Because each Partnership Fund has elected to be treated as a partnership for U.S. federal income tax purposes, it is not required to make distributions to its shareholders. It is the policy of each Partnership Fund to declare and pay non-redeeming distributions in the sole discretion of the Trustees (or their delegates). Distributions made by each Partnership Fund, if any, other than distributions made in partial or complete

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redemption of shareholders’ interests in the Partnership Fund, are reported in each Partnership Fund’s Statements of Changes in Net Assets as Partnership Fund distributions to shareholders.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2013, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Income and capital gain distributions for each RIC Fund are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a RIC Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2013, the RIC Funds listed below elected to defer to March 1, 2013 late-year ordinary losses and post-October capital losses as follows:

Fund Name	Late-Year Ordinary Losses ($)	Post- October Capital Losses ($)
Alpha Only Fund	(2,528,939)	(140,730,688)
Benchmark-Free Fund	(4,053,854)	(2,394,335)
Global Asset Allocation Fund	(4,115,924)	—
Global Equity Allocation Fund	(4,424)	—
International Equity Allocation Fund	(2,478)	—
International Opportunities Equity Allocation Fund	(1,799)	—
Strategic Opportunities Allocation Fund	(1,159,543)	—
U.S. Equity Allocation Fund	(121)	—
World Opportunities Equity Allocation Fund	(2,672)	—

As of February 28, 2013, the RIC Funds listed below had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused.

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Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses and losses realized subsequent to February 28, 2013, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The RIC Funds’ capital loss carryforwards are as follows:

	Short-Term ($)				Total Short- Term ($)	Long- Term ($)
Fund Name	Expiration Date 2/28/2017	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date		No Expiration Date
Alpha Only Fund	—	(652,138,061)	(309,022,361)	(3,613,992)	(964,774,414)	—
Benchmark-Free Allocation Fund	—	(37,205,535)	(7,441,107)	—	(44,646,642)	—
Global Asset Allocation Fund	—	—	(28,892,170)	—	(28,892,170)	—
International Opportunities Equity Allocation Fund	—	(39,084,586)	(22,515,333)	(1,072,169)	(62,672,088)	(56,909,375)
U.S. Equity Allocation Fund	(1,592,763)	(176,824)	(1,290,769)	—	(3,060,356)	—
World Opportunities Equity Allocation Fund	—	(15,834,733)	(33,655,279)	—	(49,490,012)	—

As of August 31, 2013, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Alpha Only Fund	2,527,688,702	102,004,230	(5,517,453)	96,486,777
Consolidated Alternative Asset Opportunity Fund	1,753,313,209	16,587,666	(7,791,597)	8,796,069
Consolidated Benchmark-Free Allocation Fund	9,190,263,617	177,985,533	(184,244,249)	(6,258,716)
Benchmark-Free Fund	3,955,540,355	226,689,823	(111,046,733)	115,643,090
Global Asset Allocation Fund	4,890,922,769	88,772,765	(87,667,655)	1,105,110
Global Equity Allocation Fund	2,525,083,108	114,688,673	(54,080,679)	60,607,994
International Equity Allocation Fund	1,641,569,137	24,608,261	(30,036,861)	(5,428,600)
International Opportunities Equity Allocation Fund	1,081,074,467	—	(57,336,488)	(57,336,488)
Special Situations Fund	89,864,776	142,166	(273,721)	(131,555)
Strategic Opportunities Allocation Fund	2,065,902,318	140,283,165	(11,732,760)	128,550,405
U.S. Equity Allocation Fund	33,290,431	5,858,895	—	5,858,895
World Opportunities Equity Allocation Fund	1,356,200,625	98,186,148	(141,054)	98,045,094

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and a Fund

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may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees and supplemental support fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent for all Funds except Alpha Only Fund. For Alpha Only Fund, Brown Brothers Harriman & Co. (“BBH”) serves as the custodian and fund accounting agent and State Street serves as the transfer agent. State Street’s transfer agent fees may be reduced by an earnings allowance calculated on the average daily cash balances each Fund maintains in a State Street transfer agent account. Earnings allowances are reported as a reduction of expenses in the Statement of Operations. Prior to December 31, 2012, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance each Fund maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Each of the Funds may charge purchase premiums and redemption fees. Purchase premiums and redemption fees for the Funds are typically reassessed annually based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying funds in which the Funds invest, provided that, if that weighted average is less than 0.05%, the Funds usually will not charge a purchase premium or redemption fee.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

The Manager will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. The Funds may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

The Manager may consider known cash flows out of or into underlying funds when placing orders for the cash purchase or redemption of underlying fund shares by accounts over which the Manager has investment discretion, including the Funds and other pooled investment vehicles. Consequently, those accounts will tend to benefit more from waivers of the underlying funds’ purchase premiums and redemption fees than other underlying fund shareholders.

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As of August 31, 2013, the premium on cash purchases and the fee on cash redemptions were as follows:

	Alpha Only	Alternative Asset Opportunity Fund	Benchmark-Free Allocation Fund(1)	Benchmark-Free Fund(2)	Global Asset Allocation Fund(3)	Global Equity Allocation Fund(4)	International Equity Allocation Fund(5)	International Opportunities Equity Allocation Fund	Special Situations Fund	Strategic Opportunities Allocation Fund(6)	U.S. Equity Allocation Fund	World Opportunities Equity Allocation Fund
Purchase Premium	—	—	0.11%	0.14%	0.11%	0.11%	0.20%	—	—	0.06%	—	—
Redemption Fee	—	—	0.11%	0.14%	0.11%	0.11%	0.20%	—	—	0.06%	—	—

(1)	Prior to June 30, 2013, the premium on cash purchases and the fee on cash redemptions were each 0.12% of the amount invested or redeemed.
(2)	Prior to June 30, 2013, the premium on cash purchases and the fee on cash redemptions were each 0.13% of the amount invested or redeemed.
(3)	Prior to June 30, 2013, the premium on cash purchases and the fee on cash redemptions were each 0.10% of the amount invested or redeemed.
(4)	Prior to June 30, 2013, the premium on cash purchases and the fee on cash redemptions were each 0.12% of the amount invested or redeemed.
(5)	Prior to June 30, 2013, the premium on cash purchases and the fee on cash redemptions were each 0.21% of the amount invested or redeemed.
(6)	Prior to June 30, 2013, the premium on cash purchases and the fee on cash redemptions were each 0.07% of the amount invested or redeemed.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Alpha Only Fund	Alternative Asset Opportunity Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Equity Allocation Fund	International Equity Allocation Fund	International Opportunities Equity Allocation Fund	Special Situations Fund	Strategic Opportunities Allocation Fund	U.S. Equity Allocation Fund	World Opportunities Equity Allocation Fund
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments	X	X	X	X	X	X	X	X	X	X		X
Market Risk – Asset-Backed Securities	X	X	X	X	X	X	X	X	X	X		X
Credit Risk	X	X	X	X	X	X	X	X	X	X		X
Liquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X		X	X	X	X	X	X		X	X	X
Derivatives Risk	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X		X	X	X	X	X	X	X	X	X	X
Real Estate Risk	X		X	X	X	X				X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Short Sales Risk	X	X	X	X	X	X	X	X		X	X	X
Natural Resources Risk	X		X	X	X	X	X	X		X		X
Commodities Risk		X	X	X	X	X	X	X		X		X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Options Risk			X	X	X	X	X	X	X	X		X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

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Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner.

Some of the Funds invest a substantial portion of their assets in equities and, as a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of Risk Premium Fund’s emphasis on selling put options on stock indices, its shares are expected to decline in value when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform the equity markets on which its puts were written when those markets rise rapidly because the Fund does not have exposure to the upside of the equity markets.

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price of which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

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The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. The market price of a Fund’s inflation-indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation-indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation). Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a reduction in the payment stream the Manager expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause a Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease.

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In addition, the existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. In addition, payment of principal of fixed income securities guaranteed by the U.S. government can be delayed because the guarantee generally only requires payment upon maturity of the securities. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

As described under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset Backed Securities” above.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by a change in their yield relative to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

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• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition to these risks, a Fund is exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk, but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. Derivatives include futures, non-U.S. currency contracts, swap contracts, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., non-U.S. currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund often will not receive the collateral the day the collateral is called for.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

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Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

A Fund’s use of derivatives may be subject to one or more special tax rules and could generate additional taxable income for shareholders.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Funds to new kinds of risks and costs.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale of those investments. A Fund may seek to collect a refund on taxes paid to a non-U.S. country. In those cases, all or a portion of those taxes could ultimately be recovered by a Fund. However, the recovery process could take several years and the Fund will incur expenses in its efforts to

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collect the refund, which will reduce the benefit of any recovery. A Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and it may decide not to pursue a refund, even if eligible.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

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• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers with high positive correlations to one another (such as U.S. Treasury Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government), are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also “Real Estate Risk” below.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan or Japan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• REAL ESTATE RISK. Because Real Estate Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operating costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition, and other risks related to local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, some mortgage Real Estate Investment Trusts (“REITs”) may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in

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which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodities Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• SHORT SALES RISK. Some Funds may use short sales in their investment programs in an attempt to increase their returns or for hedging purposes.

In implementing its principal investment strategy, Alpha Only Fund is permitted to engage in short sales of securities or currencies that it does not own. To do so, the Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third party. This type of short sale exposes the Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses.

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Short sales of securities or currencies the Fund does not own involve a form of investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited. Alpha Only Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own.

• NATURAL RESOURCES RISK. The Funds (except Alternative Asset Opportunity Fund, Implementation Fund, Special Situations Fund and U.S. Equity Allocation Fund) may invest in Resources Fund. Resources Fund concentrates its investments in the natural resources sector, and so is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell, which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

The Funds (except Alternative Asset Opportunity Fund, Implementation Fund, Special Situations Fund and U.S. Equity Allocation Fund) are exposed to the risks of investments in the natural resources sector to the extent they invest in Resources Fund.

• COMMODITIES RISK. The Funds (except Alpha Only Fund, Implementation Fund, Special Situations Fund and U.S. Equity Allocation Fund) may invest in Alternative Asset Opportunity Fund, which has exposure to commodity markets. Therefore, the net asset value of its shares is affected by factors particular to those markets and may decline and fluctuate in a rapid and unpredictable manner. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. Alternative Asset Opportunity Fund invests in commodity-related derivatives. The value of these derivatives may fluctuate more than the commodity or commodities or commodity index to which they relate. The Funds (except Alpha Only Fund, Implementation Fund, Special Situations Fund and U.S. Equity Allocation Fund) are exposed to the risks of investments in commodities to the extent they invest in Alternative Asset Opportunity Fund.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure

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to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent that a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, accelerate the realization of taxable gains to shareholders. They also potentially limit the RIC Funds’ use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement a Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• OPTIONS RISK. The market price of options written by a Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European style option because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-

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traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds, and ETFs (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some of their underlying Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. Many of the Funds that invest in shares of other GMO Funds are subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

In addition, each of the Funds may invest a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Each of the Funds may invest without limitation in other GMO Funds that are not diversified.

The following Funds are not diversified investment companies under the 1940 Act:

•	Alpha Only Fund
•	Alternative Asset Opportunity Fund
•	Implementation Fund
•	Special Situations Fund
•	U.S. Equity Allocation Fund

Temporary Defensive Positions — The Funds (other than Alternative Asset Opportunity Fund and Benchmark-Free Allocation Fund) normally do not take temporary defensive positions. Alternative Asset Opportunity Fund and Benchmark-Free Allocation Fund may, from time to time, take temporary defensive positions if deemed prudent by the Manager. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

At August 31, 2013, only Alpha Only Fund, Alternative Asset Opportunity Fund, Implementation Fund and Special Situations Fund held derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alpha Only Fund, Alternative Asset Opportunity Fund, Implementation Fund and Special Situations Fund.

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

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Use of Derivatives by Alpha Only Fund

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio or the portfolio investments.

The Fund may use derivatives to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

Use of Derivatives by Alternative Asset Opportunity Fund

The Fund may use derivatives as a substitute for direct investment in global equities, bonds, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, related options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and the Manager believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may also use derivatives to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

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Use of Derivatives by Implementation Fund

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero) or the investment exposures of BFAF. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its or BFAF’s portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its or BFAF’s investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund or BFAF holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting investment exposures, the Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its or BFAF’s portfolio. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Fund may use derivatives to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by Special Situations Fund

The Fund may use derivatives as substitutes for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero) or the investment exposures of another fund or account that invests in the Fund. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio or the portfolio of another fund or account that invests in the Fund. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures or the investment exposures of another fund or account that invests in the Fund to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund or another fund or account that invests in the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In addition, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain exposure to the credit of an issuer through the debt instrument but adjust the interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting investment exposures, the Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio or the portfolio of another fund or account that invests in the Fund.

The Fund may also use derivatives to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

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Certain derivatives transactions used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions through clearing members, who are members of derivatives clearing houses. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2013, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Alpha Only Fund	Consolidated Alternative Asset Opportunity Fund*	Consolidated Benchmark-Free Allocation Fund**	Special Situations Fund
Forward currency contracts
Adjust currency exchange rate risk		X
Adjust exposure to foreign currencies	X	X	X	X
To hedge some or all of the currency exposure of the underlying funds and assets in which the Fund invests	X
To manage against anticipated currency exchange rate changes	X		X	X
Futures contracts
Adjust exposure to certain securities markets		X	X
Maintain the diversity and liquidity of the portfolio		X	X
To hedge some or all of the broad market exposure of the underlying funds and assets in which the Fund invests	X
Options (Written)
Used written put option contracts as a substitute for direct equity investment			X
Swap contracts
Adjust exposure to certain securities markets			X	X
Adjust interest rate exposure				X
Adjust exposure to certain companies and industries			X	X
Manage the duration of the portfolio				X
To hedge some or all of the broad market exposure of the assets in which the Fund invests			X	X
To hedge some or all of the broad market exposure of the underlying funds and assets in which the Fund invests	X
Rights and/or warrants
Received as a result of corporate actions			X

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*	Certain derivatives are held by Alternative Asset Opportunity Fund’s wholly owned subsidiary.
**	Derivatives are held by Benchmark-Free Allocation Fund’s wholly owned subsidiary.

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

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For the period ended August 31, 2013, investment activity in options contracts written by the Funds were as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Consolidated Benchmark-Free Allocation Fund
Outstanding, beginning of period	—	4,383	$3,763,138	—	—	$—
Options written	—	41,135	42,574,258	—	—	—
Options bought back	—	(13,389)	(15,327,882)	—	—	—
Options expired	—	(23,484)	(22,474,299)	—	—	—
Options exercised	—	(29)	(140,502)	—	—	—

Outstanding, end of period	—	8,616	$8,394,713	—	—	$—

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap contracts

The Funds may enter into various types of swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on

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the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if the Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if a Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

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The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2013 and the Statements of Operations for the period ended August 31, 2013^:

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Alpha Only Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$19,362,332	$—	$—	$19,362,332
Unrealized Appreciation on Futures Contracts*	—	—	8,682,297	—		—	8,682,297
Unrealized Appreciation on Swap Contracts	—	—	26,015,298	—		—	26,015,298

Total	$—	$—	$34,697,595	$19,362,332	$—	$—	$54,059,927

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$34,697,595	$19,362,332	$—	$—	$54,059,927

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(764,704)	$—	$—	$(764,704)
Unrealized Depreciation on Futures Contracts*	—	—	(1,164,400)	—		—	(1,164,400)
Unrealized Depreciation on Swap Contracts		—	—	—		—	—

Total	$—	$—	$(1,164,400)	$(764,704)	$—	$—	$(1,929,104)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(1,164,400)	$(764,704)	$—	$—	$(1,929,104)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$—	$5,489,777	$—	$—	$5,489,777
Futures Contracts	—	—	(374,742,055)	—	—	—	(374,742,055)
Swap Contracts		—	—	—		—	—

Total	$—	$—	$(374,742,055)	$5,489,777	$—	$—	$(369,252,278)

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$—	$11,000,298	$—	$—	$11,000,298
Futures Contracts	—	—	151,784,084	—	—	—	151,784,084
Swap Contracts	—	—	24,293,008	—	—	—	24,293,008

Total	$—	$—	$176,077,092	$11,000,298	$—	$—	$187,077,390

Consolidated Alternative Asset Opportunity Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$8,423,453	$—	$—	$8,423,453
Unrealized Appreciation on Futures Contracts*	—	9,090,606	7,394,946	—	261,062	—	16,746,614

Total	$—	$9,090,606	$7,394,946	$8,423,453	$261,062	$—	$25,170,067

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$9,090,606	$7,394,946	$8,423,453	$261,062	$—	$25,170,067

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(2,835,300)	$—	$—	$(2,835,300)
Unrealized Depreciation on Futures Contracts*	—	(13,366,692)	(4,469,056)	—	(2,415,838)	—	(20,251,586)

Total	$—	$(13,366,692)	$(4,469,056)	$(2,835,300)	$(2,415,838)	$—	$(23,086,886)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(13,366,692)	$(4,469,056)	$(2,835,300)	$(2,415,838)	$—	$(23,086,886)

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Alternative Asset Opportunity Fund (continued)
Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$—	$3,782,850	$—	$—	$3,782,850
Futures Contracts	—	24,804,007	13,947,835	—	3,130,050	—	41,881,892

Total	$—	$24,804,007	$13,947,835	$3,782,850	$3,130,050	$—	$45,664,742

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$—	$1,686,484	$—	$—	$1,686,484
Futures Contracts	—	(8,476,229)	(5,327,592)	—	(1,979,888)	—	(15,783,709)

Total	$—	$(8,476,229)	$(5,327,592)	$1,686,484	$(1,979,888)	$—	$(14,097,225)

Consolidated Benchmark-Free Allocation Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$34,344,493	$—	$—	$34,344,493
Unrealized Appreciation on Futures Contracts*	—	—	103,856	—	—	—	103,856

Total	$—	$—	$103,856	$34,344,493	$—	$—	$34,448,349

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$103,856	$34,344,493	$—	$—	$34,448,349

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(6,052,645)	$—	$—	$(6,052,645)
Unrealized Depreciation on Futures Contracts*	—	—	(856,124)	—	—	—	(856,124)
Written Options, at value	—	—	(13,366,062)	—	—	—	(13,366,062)

Total	$—	$—	$(14,222,186)	$(6,052,645)	$—	$—	$(20,274,831)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(14,222,186)	$(6,052,645)	$—	$—	$(20,274,831)

Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$56,459	$—	$—	$—	$56,459
Forward Currency Contracts	—	—	—	17,067,601	—	—	17,067,601
Futures Contracts	—	—	(2,642,380)	—	—	—	(2,642,380)
Swap Contracts	—	—	2,399,249	—	—	—	2,399,249
Written Options	—	—	(168,887)	—	—	—	(168,887)

Total	$—	$—	$(355,559)	$17,067,601	$—	$—	$16,712,042

Change in Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$—	$17,751,783	$—	$—	$17,751,783
Futures Contracts	—	—	1,019,570	—	—	—	1,019,570
Swap Contracts	—	—	(1,052,432)	—	—	—	(1,052,432)
Written Options	—	—	(6,041,429)	—	—	—	(6,041,429)

Total	$—	$—	$(6,074,291)	$17,751,783	$—	$—	$11,677,492

Special Situations Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$9,426,790	$—	$—	$9,426,790

Total	$—	$—	$—	$9,426,790	$—	$—	$9,426,790

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$9,426,790	$—	$—	$9,426,790

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Special Situations Fund (continued)
Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(4,961,930)	$—	$—	$(4,961,930)

Total	$—	$—	$—	$(4,961,930)	$—	$—	$(4,961,930)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$(4,961,930)	$—	$—	$(4,961,930)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$—	$4,399,278	$—	$—	$4,399,278
Swap Contracts	—	—	14,410,549	—	(1,390,952)	—	13,019,597

Total	$—	$—	$14,410,549	$4,399,278	$(1,390,952)	$—	$17,418,875

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$—	$1,613,910	$—	$—	$1,613,910
Swap Contracts	—	—	(8,572,908)	—	2,249,464	—	(6,323,444)

Total	$—	$—	$(8,572,908)	$1,613,910	$2,249,464	$—	$(4,709,534)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The table includes cumulative appreciation/depreciation of futures and cleared swap contracts as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts is reported within the Statements of Assets and Liabilities.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some over-the-counter derivative transactions, repurchase agreements and reverse repurchase agreements between the parties. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset obligations. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. For more information about other uncertainties and risks, see the Investment and Other Risks note.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements held by the Funds at August 31, 2013, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements and net of the related collateral received or pledged by the Funds as of August 31, 2013:

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Alpha Only Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$10,410	$—	$—	$10,410
Barclays Bank PLC	6,769,968	—	—	6,769,968
BNP Paribas	6,641,208	(4,750,000)	—	1,891,208
Brown Brothers Harriman & Co.	1,208,269	—	(503,888)	704,381
Citibank N.A.	3,637,965	(2,335,277)	—	1,302,688
Credit Suisse International	1,462,898	(416,750)	—	1,046,148
Deutsche Bank AG	2,616,444	—	—	2,616,444
Goldman Sachs International	961,543	—	(123,824)	837,719
JPMorgan Chase Bank, N.A.	17,256,488	(10,176,000)	(136,658)	6,943,830
Morgan Stanley & Co. International PLC	4,629,136	—	—	4,629,136
Royal Bank of Scotland PLC	183,301	—	(334)	182,967

Total	$45,377,630	$(17,678,027)	$(764,704)	$26,934,899

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Brown Brothers Harriman & Co.	$503,888	$—	$503,888	$—
Goldman Sachs International	123,824	—	123,824	—
JPMorgan Chase Bank, N.A.	136,658	—	136,658	—
Royal Bank of Scotland PLC	334	—	334	—

Total	$764,704	$—	$764,704	$—

Consolidated Alternative Asset Opportunity Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$2,664,261	$(1,650,815)	$(545,626)	$467,820
Citibank N.A.	1,637,059	—	—	1,637,059
JPMorgan Chase Bank, N.A.	1,621,874	(611,605)	(438,449)	571,820
Morgan Stanley & Co. International PLC	2,500,259	—	(102,916)	2,397,343

Total	$8,423,453	$(2,262,420)	$(1,086,991)	$5,074,042

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$545,626	$—	$545,626	$—
Credit Suisse International	1,748,309	(563,960)	—	1,184,349
JPMorgan Chase Bank, N.A.	438,449	—	438,449	—
Morgan Stanley & Co. International PLC	102,916	—	102,916	—

Total	$2,835,300	$(563,960)	$1,086,991	$1,184,349

106

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Consolidated Benchmark-Free Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$3,290,642	$—	$—	$3,290,642
Barclays Bank PLC	17,252,868	—	(1,660,479)	15,592,389
Brown Brothers Harriman & Co.	1,321,464	—	—	1,321,464
Deutsche Bank AG	1,850,051	—	(376,710)	1,473,341
Goldman Sachs International	70,648	—	70,648	—
JPMorgan Chase Bank, N.A.	3,576,721	—	(2,261,375)	1,315,346
Morgan Stanley & Co. International PLC	6,982,099	—	—	6,982,099

Total	$34,344,493	$—	$(4,227,916)	$29,975,281

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$1,660,479	$—	$1,660,479	$—
Deutsche Bank AG	376,710	—	376,710	—
Goldman Sachs International	1,754,081	—	(70,648)	1,683,433
JPMorgan Chase Bank, N.A.	2,261,375	—	2,261,375	—

Total	$6,052,645	$—	$4,227,916	$1,683,433

Special Situations Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$19,740	$—	$19,740	$—
Barclays Bank PLC	4,113,723	—	(262,747)	3,850,976
Deutsche Bank AG	3,744,668	—	3,744,668	—
JPMorgan Chase Bank, N.A.	268,926	—	(265,622)	3,304
Morgan Stanley & Co. International PLC	1,279,733	—	—	1,279,733

Total	$9,426,790	$—	$3,236,039	$5,134,013

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$673,790	$—	$(19,740)	$654,050
Barclays Bank PLC	262,747	—	262,747	—
Deutsche Bank AG	3,759,771	—	(3,744,668)	15,103
JPMorgan Chase Bank, N.A.	265,622	—	265,622	—

Total	$4,961,930	$—	$(3,236,039)	$669,153

107

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

The following tables present the Funds’ exchange-traded or cleared derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements and net of the related collateral received or pledged by the Funds as of August 31, 2013:

Alpha Only Fund

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Goldman Sachs & Co.	$7,240,933	$—	$—	$7,240,933	*

Total	$7,240,933	$—	$—	$7,240,933

Consolidated Alternative Asset Opportunity Fund

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Credit Suisse Securities (USA) LLC	$847,110	$—	$—	$847,110	*
UBS Securities LLC	801,885	—	—	801,885	*

Total	$1,648,995	$—	$—	$1,648,995

Consolidated Benchmark-Free Allocation Fund

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs & Co.	$750,791	$(750,791)	$—	$—	*
Morgan Stanley & Co. LLC	13,366,062	(13,366,062)	—	—	*

Total	$14,116,853	$(14,116,853)	$—	$—

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

The average derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants) or notional amounts (swap contracts) or principal amounts (options) outstanding at each month-end was as follows for the period ended August 31, 2013:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options ($)	Rights and/or Warrants ($)
Alpha Only Fund	1,135,837,319	2,272,711,843	868,080,842	—	—
Consolidated Alternative Asset Opportunity Fund	542,974,072	1,209,227,639	—	—	—
Consolidated Benchmark-Free Allocation Fund	2,428,285,473	103,316,135	5,581,576	137,254	353,721
Special Situations Fund	782,380,984	—	131,860,175	—	—

108

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. That fee, if any, is paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Alpha Only	Alternative Asset Opportunity Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Equity Allocation Fund	International Equity Allocation Fund	International Opportunities Equity Allocation Fund	Special Situations Fund	Strategic Opportunities Allocation Fund	U.S. Equity Allocation Fund	World Opportunities Equity Allocation Fund
Management Fee	0.50%	0.70% (Currently, 0.10% waived)	0.65%	—	—	—	—	—	0.37%	—	—	—

The Manager decides how to allocate the assets of the Fund among underlying funds. For certain Funds above, the Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager’s asset allocation decisions.

In addition, each class of shares of certain Funds pays the Manager a shareholder service and/or supplemental support fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service and/or supplemental support fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class III	Class IV	Class VI	Class MF
Alpha Only Fund	0.15%	0.10%
Alternative Asset Opportunity Fund	0.15%
Benchmark-Free Allocation Fund	0.15%	0.10%		0.10%
Benchmark-Free Fund	0.00%
Global Asset Allocation Fund	0.00%
Global Equity Allocation Fund	0.00%
International Equity Allocation Fund	0.00%
International Opportunities Equity Allocation Fund	0.00%
Special Situations Fund	0.15%		0.055%
Strategic Opportunities Allocation Fund	0.00%
U.S. Equity Allocation Fund	0.00%
World Opportunities Equity Allocation Fund	0.00%

For each Fund, the Manager has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to the Manager.

109

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

“Specified Operating Expenses” means only the following expenses to the extent that they are borne by a Fund: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that charges a management fee other than Benchmark-Free Allocation Fund, the Manager will waive and/or reduce the Fund’s management fee, but not below zero, to the extent necessary to offset the management fees directly or indirectly paid by the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

In addition to the contractual waivers and reimbursements described above, the Manager has contractually agreed to waive Alternative Asset Opportunity Fund’s management fee to 0.60% of the Fund’s average daily net assets.

For each Fund that charges a shareholder service fee other than Benchmark-Free Allocation Fund, the Manager will waive and/or reduce the shareholder service fee charged by each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly paid by the class of shares of the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2014 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract or servicing and supplement support agreement.

For Benchmark-Free Allocation Fund only, pursuant to the terms of the Fund’s management contract and servicing and supplemental support agreement, the fees payable to the Manager under those agreements are reduced by amounts equal to the management fees and shareholder service fees, respectively, that the Manager receives as a result of the Fund’s investment in underlying GMO Funds.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with the Manager during the period ended August 31, 2013 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agents unaffiliated with the Manager ($)
Alpha Only Fund	19,716	2,760
Consolidated Alternative Asset Opportunity Fund	15,069	920
Consolidated Benchmark-Free Allocation Fund	50,253	5,888
Benchmark-Free Fund	20,569	3,036
Global Asset Allocation Fund	24,972	3,680
Global Equity Allocation Fund	12,897	1,932
International Equity Allocation Fund	7,176	1,104
International Opportunities Equity Allocation Fund	5,253	736
Special Situations Fund	3,680	552
Strategic Opportunities Allocation Fund	11,459	1,656
U.S. Equity Allocation Fund	184	5
World Opportunities Equity Allocation Fund	8,106	1,104

110

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2013, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
Alpha Only Fund	0.365%	0.064%	0.000%	0.429%
Consolidated Alternative Asset Opportunity Fund	0.001%	0.000%	0.000%	0.001%
Consolidated Benchmark-Free Allocation Fund	0.216%	0.046%	< 0.001%	0.262%
Benchmark-Free Fund	0.481%	0.089%	< 0.001%	0.570%
Global Asset Allocation Fund*	0.456%	0.079%	0.001%	0.536%
Global Equity Allocation Fund*	0.467%	0.071%	0.000%	0.538%
International Equity Allocation Fund	0.584%	0.081%	0.000%	0.665%
International Opportunities Equity Allocation Fund	0.509%	0.089%	0.000%	0.598%
Special Situations Fund	0.001%	0.000%	0.000%	0.001%
Strategic Opportunities Allocation Fund	0.419%	0.075%	0.001%	0.495%
U.S. Equity Allocation Fund	0.325%	0.057%	0.000%	0.382%
World Opportunities Equity Allocation Fund	0.427%	0.076%	0.000%	0.503%

*	During the period, the Fund incurred non-recurring indirect legal expenses in connection with the final settlement of pending litigation. Subsequent to the receipt of the settlement proceeds, the underlying fund was liquidated.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2013 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Alpha Only Fund	—	1,194,092,506	—	2,206,166,236
Consolidated Alternative Asset Opportunity Fund	—	600,474,371	7,874,280	—
Consolidated Benchmark-Free Allocation Fund	917,399,602	5,280,153,194	—	2,059,479,366
Benchmark-Free Fund	—	1,030,356,868	—	846,418,074
Global Asset Allocation Fund	—	1,704,502,081	—	1,580,575,311
Global Equity Allocation Fund	—	991,677,305	—	661,734,204
International Equity Allocation Fund	—	402,405,006	—	163,095,970
International Opportunities Equity Allocation Fund	—	74,452,278	—	60,579,047
Special Situations Fund	—	44,200,062	—	691,101,864
Strategic Opportunities Allocation Fund	—	543,967,879	—	554,497,000
U.S. Equity Allocation Fund	—	1,318,603	—	46,511,996
World Opportunities Equity Allocation Fund	—	73,556,630	—	218,658,281

111

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Manager is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2013

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion
Alpha Only Fund	3	*	88.31%	0.06%	99.79%
Alternative Asset Opportunity Fund	3	**	99.17%	—	100.00%
Benchmark-Free Allocation Fund	1		61.97%	0.77%	1.73%
Benchmark-Free Fund	—		—	—	100.00%
Global Asset Allocation Fund	1	***	13.59%	0.14%	13.59%
Global Equity Allocation Fund	—		—	—	0.14%
International Equity Allocation Fund	2	****	35.92%	1.44%	17.87%
International Opportunities Equity Allocation Fund	3		38.10%	—	—
Special Situations Fund	3	*	86.91%	—	100.00%
Strategic Opportunities Allocation Fund	1		27.49%	0.02%	99.96%
U.S. Equity Allocation Fund	4		82.48%	0.02%	—
World Opportunities Equity Allocation Fund	3		38.26%	—	—

*	Two of the shareholders are other funds of the Trust.
**	Three of the shareholders are other funds of the Trust.
***	This shareholder is another fund managed by GMO.
****	One of the shareholders is another fund managed by GMO.

112

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Funds’ shares were as follows:

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013

	Shares	Amount	Shares	Amount
Alpha Only Fund
Class III:
Shares sold	44,485	$1,077,938	1,183,182	$28,765,077
Shares issued to shareholders in reinvestment of distributions	323	7,809	1,935	47,550
Shares repurchased	(725,530)	(17,522,905)	(607,109)	(14,811,201)

Net increase (decrease)	(680,722)	$(16,437,158)	578,008	$14,001,426

Class IV:
Shares sold	40,711,923	$987,503,855	84,662,488	$2,065,839,670
Shares issued to shareholders in reinvestment of distributions	179,603	4,340,992	302,200	7,431,105
Shares repurchased	(67,796,332)	(1,632,069,719)	(31,550,019)	(770,380,453)

Net increase (decrease)	(26,904,806)	$(640,224,872)	53,414,669	$1,302,890,322

Alternative Asset Opportunity Fund
Class III:
Shares sold	28,842,914	$881,549,427	30,023,131	$904,821,692
Shares repurchased	(2,331,633)	(72,315,987)	—	—

Net increase (decrease)	26,511,281	$809,233,440	30,023,131	$904,821,692

Benchmark-Free Allocation Fund
Class III:
Shares sold	45,059,635	$1,184,354,685	42,604,188	$1,057,446,020
Shares issued to shareholders in reinvestment of distributions	611,749	15,936,068	186,580	4,641,672
Shares repurchased	(447,172)	(11,939,802)	(9,878,308)	(252,879,064)
Purchase premiums	—	1,204,660	—	1,298,448
Redemption fees	—	—	—	741

Net increase (decrease)	45,224,212	$1,189,555,611	32,912,460	$810,507,817

Class IV*:
Shares sold	23,397,196	$617,273,301	27,340,869	$690,612,412
Shares issued to shareholders in reinvestment of distributions	302,458	7,876,007	71,428	1,783,556
Shares repurchased	(57,901)	(1,505,234)	(388)	(10,000)
Purchase premiums	—	680,417	—	222,986

Net increase (decrease)	23,641,753	$624,324,491	27,411,909	$692,608,954

Class MF**:
Shares sold	102,062,806	$2,683,523,048	113,938,649	$2,794,339,449
Shares issued to shareholders in reinvestment of distributions	1,760,508	45,861,223	553,925	13,753,375
Shares repurchased	—	—	(63,751)	(1,509,790)
Purchase premiums	—	3,289,116	—	3,348,672
Redemption fees	—	—	—	1,195

Net increase (decrease)	103,823,314	$2,732,673,387	114,428,823	$2,809,932,901

113

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013

	Shares	Amount	Shares	Amount
Benchmark-Free Fund
Class III:
Shares sold	5,523,903	$119,750,288	8,342,306	$172,037,177
Shares issued to shareholders in reinvestment of distributions	2,171,133	46,614,227	10,629,226	218,779,932
Shares repurchased	(2,417,325)	(52,933,135)	(3,465,062)	(71,933,455)
Purchase premiums	—	103,010	—	139,242
Redemption fees	—	13,327	—	46,367

Net increase (decrease)	5,277,711	$113,547,717	15,506,470	$319,069,263

Global Asset Allocation Fund
Class III:
Shares sold	42,216,182	$469,671,899	125,182,359	$1,328,700,300
Shares issued to shareholders in reinvestment of distributions	181,408	2,008,186	10,190,943	108,125,903
Shares repurchased	(38,827,876)	(434,195,853)	(45,844,718)	(482,976,480)
Purchase premiums	—	405,900	—	1,275,100
Redemption fees	—	372,034	—	428,093

Net increase (decrease)	3,569,714	$38,262,166	89,528,584	$955,552,916

Global Equity Allocation Fund
Class III:
Shares sold	52,483,216	$467,917,770	66,734,770	$570,867,176
Shares issued to shareholders in reinvestment of distributions	4,132,052	36,072,806	18,696,692	154,244,521
Shares repurchased	(20,698,699)	(184,825,121)	(20,100,329)	(170,509,288)
Purchase premiums	—	361,550	—	489,107
Redemption fees	—	155,964	—	187,787

Net increase (decrease)	35,916,569	$319,682,969	65,331,133	$555,279,303

International Equity Allocation Fund
Class III:
Shares sold	34,580,682	$364,549,741	32,118,209	$312,628,321
Shares issued to shareholders in reinvestment of distributions	346,609	3,563,142	4,032,122	41,081,828
Shares repurchased	(13,007,102)	(139,263,541)	(20,247,711)	(195,804,476)
Purchase premiums	—	146,237	—	614,603
Redemption fees	—	286,599	—	367,771

Net increase (decrease)	21,920,189	$229,282,178	15,902,620	$158,888,047

International Opportunities Equity Allocation Fund
Class III:
Shares sold	1,727,016	$26,667,547	9,059,323	$126,443,969
Shares issued to shareholders in reinvestment of distributions	19,098	293,342	1,841,320	26,735,963
Shares repurchased	(1,761,749)	(27,423,925)	(4,252,988)	(60,770,407)

Net increase (decrease)	(15,635)	$(463,036)	6,647,655	$92,409,525

114

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013

	Shares	Amount	Shares	Amount
Special Situations Fund
Class III:
Shares sold	19,904	$504,786	1,090,189	$28,393,064
Shares repurchased	(1,146,720)	(29,382,033)	(1,320,555)	(34,008,100)

Net increase (decrease)	(1,126,816)	$(28,877,247)	(230,366)	$(5,615,036)

Class VI:
Shares sold	1,035,176	$26,547,047	8,504,266	$223,395,607
Shares repurchased	(25,399,453)	(654,983,001)	(7,256,801)	(192,457,709)

Net increase (decrease)	(24,364,277)	$(628,435,954)	1,247,465	$30,937,898

Strategic Opportunities Allocation Fund
Class III:
Shares sold	2,812,049	$63,108,245	4,226,212	$90,910,743
Shares issued to shareholders in reinvestment of distributions	1,296,794	28,633,203	8,815,218	182,034,234
Shares repurchased	(5,941,368)	(131,199,063)	(7,158,276)	(156,243,122)
Purchase premiums	—	27,897	—	9,941
Redemption fees	—	74,478	—	7,745

Net increase (decrease)	(1,832,525)	$(39,355,240)	5,883,154	$116,719,541

U.S. Equity Allocation Fund
Class III:
Shares sold	412	$12,859	273,231	$7,807,789
Shares issued to shareholders in reinvestment of distributions	264,426	7,660,420	66,247	1,901,866
Shares repurchased	(1,571,965)	(45,560,450)	(60,337)	(1,799,664)

Net increase (decrease)	(1,307,127)	$(37,887,171)	279,141	$7,909,991

World Opportunities Equity Allocation Fund
Class III:
Shares sold	411,805	$9,388,579	15,977,360	$313,330,034
Shares issued to shareholders in reinvestment of distributions	16,016	357,654	2,296,490	46,343,171
Shares repurchased	(7,992,358)	(181,456,649)	(9,148,660)	(187,141,359)

Net increase (decrease)	(7,564,537)	$(171,710,416)	9,125,190	$172,531,846

*	The period under the heading “Year Ended February 28, 2013” represents the period from December 11, 2012 (commencement of operations) through February 28, 2013.
**	The period under the heading “Year Ended February 28, 2013” represents the period from March 1, 2012 (commencement of operations) through February 28, 2013.

115

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Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of the Trust during the period ended August 31, 2013 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Alpha Only Fund
GMO International Growth Equity Fund, Class IV	$472,693,875	$111,825,724	$245,541,450	$4,422,824	$—	$—	$362,304,651
GMO International Intrinsic Value Fund, Class IV	1,100,163,857	246,214,304	570,616,600	9,370,205	—	—	845,021,408
GMO U.S. Core Equity Fund, Class VI	523,090,853	108,460,403	272,671,150	2,099,603	—	—	408,919,938
GMO U.S. Flexible Equities Fund, Class VI	965,757,640	225,915,902	492,210,800	2,636,312	14,312,890	—	754,010,915
GMO U.S. Treasury Fund	116,540,642	475,057,802	591,630,416	54,255	4,543	—	—

Totals	$3,178,246,867	$1,167,474,135	$2,172,670,416	$18,583,199	$14,317,433	$—	$2,370,256,912

Consolidated Alternative Asset Opportunity Fund
GMO Short-Duration Collateral Fund	$3,084,979	$—	$—	$12,599	$—	$565,320	$2,618,277
GMO U.S. Treasury Fund	616,498,947	600,474,371	—	385,347	89,024	—	1,216,852,576

Totals	$619,583,926	$600,474,371	$—	$397,946	$89,024	$565,320	$1,219,470,853

Consolidated Benchmark-Free Allocation Fund
GMO Alpha Only Fund, Class IV	$1,129,748,983	$768,898,053	$597,138,071	$1,798,053	$—	$—	$1,289,567,059
GMO Alternative Asset Opportunity Fund	489,287,387	680,068,020	—	—	—	—	1,184,592,815
GMO Debt Opportunities Fund, Class VI	267,402,815	235,971,180	—	1,138,143	1,933,037	—	503,478,667
GMO Emerging Country Debt Fund, Class IV	127,099,623	210,667,476	—	2,317,477	—	—	320,385,752
GMO Flexible Equities Fund, Class VI	141,469,403	40,752,276	156,726,110	26,361,353	14,390,923	—	—

Totals	$2,155,008,211	$1,936,357,005	$753,864,181	$31,615,026	$16,323,960	$—	$3,298,024,293

Benchmark-Free Fund
GMO Alpha Only Fund, Class IV	$457,131,993	$14,004,968	$258,286,365	$490,199	$—	$—	$209,799,521
GMO Alternative Asset Opportunity Fund	188,187,832	120,491,864	68,843,043	—	—	—	246,679,084
GMO Asset Allocation Bond Fund, Class VI	—	508,133,161	—	—	—	—	497,338,803
GMO Currency Hedged International Equity Fund, Class III	927,521,659	142,944,501	148,097,094	33,725,683	19,533,311	—	935,732,106
GMO Debt Opportunities Fund, Class VI	162,220,146	2,297,718	—	455,999	774,475	—	165,363,584
GMO Emerging Country Debt Fund, Class IV	102,994,675	83,425,974	—	1,226,822	—	—	177,091,175
GMO Emerging Markets Fund, Class VI	490,803,797	63,487,288	—	—	—	—	496,791,516
GMO Flexible Equities Fund, Class VI	128,814,066	37,441,517	142,809,211	24,077,440	13,364,077	—	—
GMO Quality Fund, Class VI	918,524,954	45,618,745	12,228,208	2,725,804	13,530,827	—	990,387,986
GMO Risk Premium Fund, Class VI	243,009,116	8,042,737	—	—	5,509,709	—	242,113,979
GMO Special Situations Fund, Class VI	175,541,690	1,068,495	155,325,193	—	—	—	24,159,220
GMO Strategic Fixed Income Fund, Class VI	146,772,924	3,399,900	60,828,960	2,495,947	—	—	85,666,150

Totals	$3,941,522,852	$1,030,356,868	$846,418,074	$65,197,894	$52,712,399	$—	$4,071,123,124

Global Asset Allocation Fund
GMO Alpha Only Fund, Class IV	$729,162,436	$59,601,087	$315,208,231	$805,234	$—	$—	$468,611,748
GMO Alternative Asset Opportunity Fund	269,060,669	76,458,157	320,571	—	—	—	351,603,286
GMO Asset Allocation Bond Fund, Class VI	—	502,636,784	—		—		492,075,713

116

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Global Asset Allocation Fund (continued)
GMO Currency Hedged International Equity Fund, Class III	$248,043,903	$60,279,608	$41,109,592	$9,743,426	$5,643,218	$—	$270,965,989
GMO Debt Opportunities Fund, Class VI	119,450,615	6,037,233	1,149,341	344,560	585,203	—	124,950,803
GMO Domestic Bond Fund, Class VI	45,628,493	—	393,235	106,537	—	8,216,704	38,206,460
GMO Emerging Country Debt Fund, Class IV	121,041,373	61,107,784	1,174,961	1,480,235	—	—	170,507,814
GMO Emerging Markets Fund, Class VI	455,385,222	45,801,641	14,831,535	—	—	—	431,990,393
GMO Flexible Equities Fund, Class VI	100,158,243	20,730,509	110,295,463	14,009,502	6,721,007	—	—
GMO International Core Equity Fund, Class VI	622,763,298	8,011,823	664,351,334	8,011,825	—	—	—
GMO International Growth Equity Fund, Class IV	28,498,947	93,050,868	45,649,979	692,907	—	—	73,956,514
GMO International Intrinsic Value Fund, Class IV	358,974,608	626,861,968	36,604,156	6,672,631	—	—	968,380,195
GMO Risk Premium Fund, Class VI	117,555,180	7,806,663	—	—	2,750,351	—	120,859,078
GMO Special Purpose Holding Fund	3,289	—	9,196	—	—	258,692	—
GMO Special Situations Fund, Class VI	165,745,642	7,013,559	151,232,708	—	—	—	24,324,893
GMO Strategic Fixed Income Fund, Class VI	296,449,409	17,756,487	60,563,098	5,075,116	—	—	246,048,193
GMO U.S. Flexible Equities Fund, Class VI	1,064,789,143	111,347,910	132,973,164	2,598,343	14,106,752	—	1,091,609,770

Totals	$4,742,710,470	$1,704,502,081	$1,575,866,564	$49,540,316	$29,806,531	$8,475,396	$4,874,090,849

Global Equity Allocation Fund
GMO Currency Hedged International Equity Fund, Class III	$155,882,479	$63,743,659	$11,779,992	$7,285,304	$4,219,518	$—	$208,703,617
GMO Emerging Markets Fund, Class VI	325,125,624	70,742,207	9,343,938	—	—	—	344,315,512
GMO Flexible Equities Fund, Class VI	35,579,121	8,117,238	39,543,454	5,740,617	2,376,621	—	—
GMO International Core Equity Fund, Class VI	469,254,168	6,685,414	503,036,148	6,672,155	—	—	—
GMO International Growth Equity Fund, Class IV	30,002,710	193,037,921	11,953,663	1,610,375	—	—	207,296,325
GMO International Intrinsic Value Fund, Class IV	278,726,153	447,251,609	26,096,442	4,960,280	—	—	713,624,240
GMO Special Purpose Holding Fund	154		429		—	12,079	—
GMO SPV I, LLC	30		120		—	3,953	—
GMO U.S. Core Equity Fund, Class VI	77,632,724	10,477,867	5,146,925	299,957	—	—	89,599,239
GMO U.S. Flexible Equities Fund, Class VI	848,494,082	191,621,390	54,833,093	2,326,767	12,632,331	—	1,022,107,724

Totals	$2,220,697,245	$991,677,305	$661,734,204	$28,895,455	$19,228,470	$16,032	$2,585,646,657

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$357,138,077	$93,318,085	$22,887,934	$—	$—	$—	$383,915,491
GMO Flexible Equities Fund, Class VI	45,162,963	4,760,850	49,780,452	3,638,721	1,122,129	—	—
GMO International Growth Equity Fund, Class IV	285,931,562	77,284,719	25,959,380	2,692,376	—	—	349,657,347
GMO International Intrinsic Value Fund, Class IV	696,941,748	227,041,352	64,468,204	6,182,003	—	—	902,538,787

Totals	$1,385,174,350	$402,405,006	$163,095,970	$12,513,100	$1,122,129	$—	$1,636,111,625

117

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
International Opportunities Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$19,089,766	$2,646,025	$—	$—	$—	$—	$19,286,134
GMO Flexible Equities Fund, Class VI	43,798,347	7,601,111	48,890,511	4,801,053	2,800,058	—	—
GMO International Growth Equity Fund, Class IV	278,348,071	15,969,075	5,810,791	2,300,366	—	—	299,048,685
GMO International Intrinsic Value Fund, Class IV	625,555,137	48,236,067	5,877,745	4,766,103	—	—	705,366,413

Totals	$966,791,321	$74,452,278	$60,579,047	$11,867,522	$2,800,058	$—	$1,023,701,232

Special Situations Fund
GMO U.S. Treasury Fund	$642,686,692	$44,200,062	$679,134,000	$198,126	$1,936	$—	$8,009,449

Totals	$642,686,692	$44,200,062	$679,134,000	$198,126	$1,936	$—	$8,009,449

Strategic Opportunities Allocation Fund
GMO Alpha Only Fund, Class IV	$62,597,522	$42,122,448	$103,922,161	$104,151	$—	$—	$—
GMO Asset Allocation Bond Fund, Class VI	—	193,353,433	—	—	—	—	188,643,850
GMO Currency Hedged International Equity Fund, Class III	142,477,873	32,062,513	3,596,416	6,089,610	3,526,993	—	172,047,453
GMO Debt Opportunities Fund, Class VI	78,618,929	584,347	1,079,642	216,552	367,795	—	78,530,441
GMO Domestic Bond Fund, Class VI	11,861,988	—	—	27,854	—	2,148,238	10,024,409
GMO Emerging Country Debt Fund, Class IV	62,062,358	40,360,198	—	734,775	—	—	97,046,403
GMO Emerging Markets Fund, Class VI	45,375,997	1,177,590	—	—	—	—	41,288,304
GMO Flexible Equities Fund, Class VI	84,933,948	24,424,761	94,747,650	15,384,398	9,040,363	—	—
GMO International Growth Equity Fund, Class IV	174,154,916	617,303	115,938,959	617,303	—	—	68,705,296
GMO International Intrinsic Value Fund, Class IV	508,373,819	156,250,500	14,673,204	4,464,189	—	—	679,037,833
GMO Risk Premium Fund, Class VI	75,746,033	1,699,789	—	—	1,699,790	—	74,694,124
GMO Special Situations Fund, Class VI	63,120,913	18,464,993	82,654,044	—	—	—	—
GMO Strategic Fixed Income Fund, Class VI	114,412,850	1,922,436	90,066,016	1,922,436	—	—	23,469,158
GMO U.S. Flexible Equities Fund, Class VI	736,384,617	30,927,568	45,228,528	1,759,297	9,551,460	—	754,281,311

Totals	$2,160,121,763	$543,967,879	$551,906,620	$31,320,565	$24,186,401	$2,148,238	$2,187,768,582

U.S. Equity Allocation Fund
GMO U.S. Core Equity Fund, Class VI	$38,283,951	$491,391	$22,373,251	$62,915	$—	$—	$18,588,770
GMO U.S. Flexible Equities Fund, Class VI	40,220,813	801,018	23,002,429	44,871	243,613	—	19,515,057
GMO U.S. Small/Mid Cap Fund, Class III	1,979,369	26,194	1,136,316	3,619	—	—	1,021,995

Totals	$80,484,133	$1,318,603	$46,511,996	$111,405	$243,613	$—	$39,125,822

118

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
World Opportunities Equity Allocation Fund
GMO Currency Hedged International Equity Fund, Class III	$105,584,819	$30,035,781	$21,690,488	$4,370,438	$2,531,279	$—	$114,628,783
GMO Emerging Markets Fund, Class VI	30,728,573	383,189	—	—	—	—	27,589,074
GMO Flexible Equities Fund, Class VI	30,425,117	5,115,792	34,133,287	3,480,608	1,635,184	—	—
GMO International Growth Equity Fund, Class IV	153,982,276	970,518	52,144,785	970,519	—	—	109,317,115
GMO International Intrinsic Value Fund, Class IV	474,047,552	19,985,623	40,089,966	3,571,642	—	—	482,832,986
GMO U.S. Core Equity Fund, Class VI	74,987,226	263,400	8,410,205	263,400	—	—	73,164,986
GMO U.S. Flexible Equities Fund, Class VI	662,034,180	16,802,327	62,189,550	1,580,669	8,581,659	—	646,675,629

Totals	$1,531,789,743	$73,556,630	$218,658,281	$14,237,276	$12,748,122	$—	$1,454,208,573

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2013 through August 31, 2013. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2014.

119

GMO Trust Funds

Board Review of Management Agreements

August 31, 2013 (Unaudited)

Alpha Only Fund

Approval of renewal of management agreement for GMO Alpha Only Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

120

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

Alternative Asset Opportunity Fund

Approval of renewal of management agreement for GMO Alternative Asset Opportunity Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees and that with respect to all other underlying GMO funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

121

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

Benchmark-Free Allocation Fund

Approval of renewal of management agreement for GMO Benchmark-Free Allocation Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees took account of the service and supplemental support fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing and supplemental support function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees and that with respect to all other underlying GMO funds, pursuant to the Fund’s management agreement, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

122

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

Benchmark-Free Fund

Approval of renewal of management agreement for GMO Benchmark-Free Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees noted that they had approved renewal of the Manager’s management agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining, after considering, among other things: possible economies of scale to the Manager in connection with its management of those funds; the expenses of the Manager for the services it provided to those funds, the Manager’s overall profitability, and its profitability by division and with respect to those funds; and a comparison of the management fees of those funds to the management fees of funds determined by a third-party data service to have similar objectives.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

123

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

Global Asset Allocation Fund

Approval of renewal of management agreement for GMO Global Asset Allocation Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees noted that they had approved renewal of the Manager’s management agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining, after considering, among other things: possible economies of scale to the Manager in connection with its management of those funds; the expenses of the Manager for the services it provided to those funds, the Manager’s overall profitability, and its profitability by division and with respect to those funds; and a comparison of the management fees of those funds to the management fees of funds determined by a third-party data service to have similar objectives.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

124

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

Global Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Equity Allocation Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees also compared the management fees paid by the Fund with the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund, on the one hand, and to the Manager’s separately managed accounts, on the other. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees noted that they had approved renewal of the Manager’s management agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining, after considering, among other things: possible economies of scale to the Manager in connection with its management of those funds; the expenses of the Manager for the services it provided to those funds, the Manager’s overall profitability, and its profitability by division and with respect to those funds; and a comparison of the management fees of those funds to the management fees of funds determined by a third-party data service to have similar objectives.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

125

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

International Equity Allocation Fund

Approval of renewal of management agreement for GMO International Equity Allocation Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees noted that they had approved renewal of the Manager’s management agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining, after considering, among other things: possible economies of scale to the Manager in connection with its management of those funds; the expenses of the Manager for the services it provided to those funds, the Manager’s overall profitability, and its profitability by division and with respect to those funds; and a comparison of the management fees of those funds to the management fees of funds determined by a third-party data service to have similar objectives.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

126

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

International Opportunities Equity Allocation Fund

Approval of renewal of management agreement for GMO International Opportunities Equity Allocation Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees noted that they had approved renewal of the Manager’s management agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining, after considering, among other things: possible economies of scale to the Manager in connection with its management of those funds; the expenses of the Manager for the services it provided to those funds, the Manager’s overall profitability, and its profitability by division and with respect to those funds; and a comparison of the management fees of those funds to the management fees of funds determined by a third-party data service to have similar objectives.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

127

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

Special Situations Fund

Approval of renewal of management agreement for GMO Special Situations Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. In addition, the Trustees took into account their discussion with representatives of the Manager regarding ways to evaluate the performance of the Fund, given that the Fund is not a standalone investment and the investment strategies the Manager pursues for the Fund are intended to complement the strategies being pursued by the Manager in other GMO funds or accounts. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees compared the management fees of the Fund to the management fees of funds determined by a third-party data service to have similar objectives. The Trustees took account of the service fees charged with respect to the different share classes of the Fund and considered the extensive shareholder servicing function performed by the Manager. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees also reviewed information provided by the Manager with respect to the expenses of the Manager for the services it provided to the Fund, the Manager’s overall profitability, and its profitability by division and with respect to the Fund. The Trustees reviewed the methodology employed by the Manager in preparing that information, including the allocation of expenses among the GMO funds, and considered the effect of other approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at recent asset levels and whether fee levels reflected these economies of scale.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

128

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

Strategic Opportunities Allocation Fund

Approval of renewal of management agreement for GMO Strategic Opportunities Allocation Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees noted that they had approved renewal of the Manager’s management agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining, after considering, among other things: possible economies of scale to the Manager in connection with its management of those funds; the expenses of the Manager for the services it provided to those funds, the Manager’s overall profitability, and its profitability by division and with respect to those funds; and a comparison of the management fees of those funds to the management fees of funds determined by a third-party data service to have similar objectives.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

129

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

U.S. Equity Allocation Fund

Approval of renewal of management agreement for GMO U.S. Equity Allocation Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees noted that they had approved renewal of the Manager’s management agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining, after considering, among other things: possible economies of scale to the Manager in connection with its management of those funds; the expenses of the Manager for the services it provided to those funds, the Manager’s overall profitability, and its profitability by division and with respect to those funds; and a comparison of the management fees of those funds to the management fees of funds determined by a third-party data service to have similar objectives.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

130

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2013 (Unaudited)

World Opportunities Equity Allocation Fund

Approval of renewal of management agreement for GMO World Opportunities Equity Allocation Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, comparisons against the performance of a composite of accounts with similar objectives managed by the Manager, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees noted that they had approved renewal of the Manager’s management agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining, after considering, among other things: possible economies of scale to the Manager in connection with its management of those funds; the expenses of the Manager for the services it provided to those funds, the Manager’s overall profitability, and its profitability by division and with respect to those funds; and a comparison of the management fees of those funds to the management fees of funds determined by a third-party data service to have similar objectives.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

131

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2013 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2013.

As a shareholder of the Funds, you may incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and /or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2013 through August 31, 2013.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period*	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period*	Annualized Net Expense Ratio
Alpha Only Fund
Class III	$1,000.00	$995.10	$3.27	$1,000.00	$1,021.93	$3.31	0.65%
Class IV	$1,000.00	$995.30	$3.02	$1,000.00	$1,022.18	$3.06	0.60%
Alternative Asset opportunity Fund
Core Class	$1,000.00	$1,017.10	$3.81	$1,000.00	$1,021.42	$3.82	0.75%
Benchmark-Free Allocation Fund
Class III	$1,000.00	$1,016.60	$4.07	$1,000.00	$1,021.17	$4.08	0.80%
Class IV	$1,000.00	$1,017.00	$3.81	$1,000.00	$1,021.43	$3.82	0.75%
Class MF	$1,000.00	$1,017.00	$3.81	$1,000.00	$1,021.43	$3.82	0.75%
Benchmark-Free Fund
Class III	$1,000.00	$1,016.10	$2.90	$1,000.00	$1,022.33	$2.91	0.57%
Global Asset Allocation Fund
Class III	$1,000.00	$1,018.80	$2.75	$1,000.00	$1,022.48	$2.75	0.54%
Global Equity Allocation Fund
Class III	$1,000.00	$1,037.30	$2.77	$1,000.00	$1,022.48	$2.75	0.54%
International Equity Allocation Fund
Class III	$1,000.00	$1,015.70	$3.40	$1,000.00	$1,021.83	$3.41	0.67%
International Opportunities Equity Allocation Fund
Class III	$1,000.00	$1,059.60	$3.11	$1,000.00	$1,022.18	$3.06	0.60%
Special Situations Fund
Class III	$1,000.00	$1,023.00	$2.65	$1,000.00	$1,022.58	$2.65	0.52%
Class VI	$1,000.00	$1,022.00	$2.19	$1,000.00	$1,023.04	$2.19	0.43%
Strategic Opportunities Allocation Fund
Class III	$1,000.00	$1,044.00	$2.58	$1,000.00	$1,022.68	$2.55	0.50%

132

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2013 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period*	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period*	Annualized Net Expense Ratio
U.S. Equity Allocation Fund
Class III	$1,000.00	$1,073.50	$1.99	$1,000.00	$1,023.29	$1.94	0.38%
World Opportunities Equity Allocation Fund
Class III	$1,000.00	$1,059.90	$2.60	$1,000.00	$1,022.68	$2.55	0.50%

*	Expenses are calculated using each Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2013, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

133

GMO Implementation Fund

Semiannual Report

August 31, 2013

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Implementation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2013 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	70.7%
Debt Obligations	15.5
Short-Term Investments	12.8
Futures Contracts	0.0 ^
Preferred Stocks	1.6
Investment Funds	0.1
Written Options	(0.2)
Forward Currency Contracts	0.5
Other	(1.0)

100.0%

Country Summary*	% of Investments*
United States	48.0%
United Kingdom	9.6
Japan	7.4
France	4.9
South Korea	4.6
Brazil	2.9
Spain	2.7
Russia	2.4
Italy	2.2
Taiwan	2.1
Germany	1.9
Switzerland	1.6
Australia	1.3
India	0.9
South Africa	0.8
Indonesia	0.7
Netherlands	0.7
Thailand	0.6
Canada	0.5
Hong Kong	0.5
Sweden	0.4
Turkey	0.4
Mexico	0.3
Poland	0.3
Singapore	0.3
Belgium	0.2
Czech Republic	0.2
Egypt	0.2
Finland	0.2
Norway	0.2
Austria	0.1
Denmark	0.1
Greece	0.1
Ireland	0.1
Israel	0.1
Malaysia	0.1
New Zealand	0.1
Peru	0.1
Philippines	0.1
Portugal	0.1
Hungary	0.0	^
Sri Lanka	0.0	^

	100.0%

Industry Group Summary	% of Investments**
U.S. Government & Agencies	17.6%
Energy	10.2
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Software & Services	8.1
Banks	7.9
Food, Beverage & Tobacco	6.0
Telecommunication Services	5.2
Materials	4.2
Technology Hardware & Equipment	4.0
Health Care Equipment & Services	3.5
Capital Goods	3.2
Automobiles & Components	2.8
Utilities	2.6
Household & Personal Products	2.6
Food & Staples Retailing	2.4
Insurance	1.7
Semiconductors & Semiconductor Equipment	1.5
Retailing	1.3
Consumer Services	1.2
Diversified Financials	1.1
Real Estate	1.1
Transportation	0.8
Consumer Durables & Apparel	0.7
Media	0.6
Commercial & Professional Services	0.0 ^

100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks and ETFs, if any. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 70.7%

	Australia — 1.1%
2,381,482	Arrium Ltd	2,361,396
266,966	Bank of Queensland Ltd	2,269,063
133,199	Bendigo and Adelaide Bank Ltd	1,194,066
645,602	BlueScope Steel Ltd *	2,855,367
57,363	Commonwealth Bank of Australia	3,700,715
152,011	CSL Ltd	9,179,215
1,617,424	Goodman Fielder Ltd *	1,060,132
302,037	Insurance Australia Group Ltd	1,559,626
386,254	Investa Office Fund (REIT)	1,007,648
81,766	Macquarie Group Ltd	3,168,852
1,760,394	Mirvac Group (REIT)	2,565,179
114,358	National Australia Bank Ltd	3,284,506
576,170	Pacific Brands Ltd	387,881
551,110	QBE Insurance Group Ltd	7,424,568
1,232,871	Stockland (REIT)	4,077,779
747,803	TABCORP Holdings Ltd	2,137,780
558,929	Tatts Group Ltd	1,592,490
431,469	Westpac Banking Corp	11,977,512
90,260	Woolworths Ltd	2,859,101

	Total Australia	64,662,876

	Austria — 0.1%
96,485	OMV AG	4,452,889
56,387	Voestalpine AG	2,409,830

	Total Austria	6,862,719

	Belgium — 0.2%
109,542	Ageas	4,307,589
46,231	Anheuser-Busch InBev NV	4,311,552
114,054	Belgacom SA	2,730,343

	Total Belgium	11,349,484

	Brazil — 1.3%
90,900	Banco Bradesco SA	1,203,898
1,379,000	Banco do Brasil SA	13,322,136
244,100	Banco Santander Brasil SA	1,395,471
491,000	Banco Santander Brasil SA ADR	2,833,070
410,100	BM&FBOVESPA SA	2,009,291
279,100	BR Malls Participacoes SA	2,117,274
185,200	BR Properties SA	1,408,822
73,800	Brasil Brokers Participacoes SA	162,388
41,900	CETIP SA	410,931
37,900	Cia de Saneamento Basico do Estado de Sao Paulo	311,180
46,600	Cia Hering	623,234
488,280	Cielo SA	11,953,492
106,000	Companhia Siderurgica Nacional SA	374,073
157,700	Cyrela Brazil Realty SA	1,039,018

Shares	Description	Value ($)
	Brazil — continued
76,570	Duratex SA	387,672
60,300	Equatorial Energia SA	506,723
29,000	Gol Linhas Aereas Inteligentes SA ADR *	106,140
76,500	Grendene SA	614,001
139,400	Grupo BTG Pactual	1,583,327
28,000	Light SA	211,237
294,200	MRV Engenharia e Participacoes SA	1,027,132
22,000	Multiplan Empreendimentos Imobiliarios SA	442,038
160,000	Multiplus SA	1,747,564
26,000	Natura Cosmeticos SA	487,864
1,793,400	PDG Realty SA Empreendimentos e Participacoes *	1,728,796
176,300	Petroleo Brasileiro SA (Petrobras)	1,180,038
43,000	Petroleo Brasileiro SA (Petrobras) ADR	581,360
61,900	Porto Seguro SA	667,008
119,200	Qualicorp SA *	931,738
122,557	Sul America SA	719,126
199,300	Tim Participacoes SA	783,518
68,700	Totvs SA	1,076,879
57,300	Transmissora Alianca de Energia Eletrica SA	528,343
241,200	Vale SA	3,479,580
1,165,600	Vale SA Sponsored ADR	16,796,296

	Total Brazil	74,750,658

	Canada — 0.4%
668,700	Blackberry Ltd *	6,754,930
12,800	Canadian Pacific Railway Ltd	1,505,303
26,000	Canadian Tire Corp Ltd - Class A	2,199,126
224,700	First Quantum Minerals Ltd	3,731,133
20,600	Home Capital Group Inc	1,252,272
81,300	Husky Energy Inc	2,298,599
35,900	Magna International Inc	2,759,389
30,500	RONA Inc	311,284

	Total Canada	20,812,036

	Czech Republic — 0.2%
383,669	CEZ AS	8,861,539

	Total Czech Republic	8,861,539

	Denmark — 0.0%
11,618	Jyske Bank A/S *	535,068
13,561	Novo-Nordisk A/S - Class B	2,267,340

	Total Denmark	2,802,408

	Egypt — 0.1%
1,292,520	Al Ezz Steel Rebars SAE *	2,056,081
224,538	Commercial International Bank	1,135,040
348,596	EFG-Hermes Holding SAE *	404,014

2	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Egypt — continued
379,706	Orascom Telecom Holding SAE *	231,058
291,399	Orascom Telecom Holding SAE GDR (Registered Shares) *	869,523
21,823,310	Orascom Telecom Media And Technology Holding SAE	1,717,439
2,322,305	Palm Hills Developments SAE *	754,205
96,773	Sidi Kerir Petrochemicals Co	204,894
604,228	Talaat Moustafa Group *	424,795
378,459	Telecom Egypt Co	677,841

	Total Egypt	8,474,890

	Finland — 0.2%
2,426,115	Nokia Oyj *	9,412,869
59,970	Sampo Oyj - Class A	2,496,266

	Total Finland	11,909,135

	France — 4.3%
485,266	Air France–KLM *	3,650,219
462,518	AXA	10,080,611
327,393	BNP Paribas	20,526,432
153,746	Carrefour SA	4,813,813
57,117	CNP Assurances	1,010,307
34,636	Compagnie Generale des Etablissements Michelin - Class B	3,315,205
95,889	European Aeronautic Defense and Space Co NV	5,521,493
623,962	GDF Suez	13,538,005
19,505	L’Oreal SA	3,256,413
823,853	Orange	8,363,032
108,247	PagesJaunes Groupe *	241,961
738,916	Peugeot SA *	10,496,267
16,228	Publicis Groupe SA	1,206,960
153,455	Renault SA	10,976,550
406,442	Sanofi	38,951,945
437,141	Societe Generale	19,143,870
156,099	Technicolor *	743,582
1,581,322	Total SA	87,567,139
439,134	Vivendi SA	8,907,690

	Total France	252,311,494

	Germany — 1.6%
59,541	Allianz SE (Registered)	8,530,235
56,575	Aurubis AG	3,263,182
53,644	Bayer AG (Registered)	5,962,280
44,244	Daimler AG (Registered)	3,035,929
247,199	Deutsche Lufthansa AG (Registered) *	4,409,953
215,333	Deutsche Post AG (Registered)	6,224,335
26,961	Duerr AG	1,808,129
1,585,450	E.ON AG	25,088,726

Shares	Description	Value ($)
	Germany — continued
106,366	Freenet AG	2,510,810
21,588	Hannover Rueck SE	1,506,935
108,966	Kloeckner & Co SE *	1,405,141
14,810	Merck KGaA	2,249,897
70,822	Metro AG	2,595,133
44,440	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	8,097,856
362,108	RWE AG	9,945,274
49,338	Salzgitter AG	1,870,646
81,118	SAP AG	5,991,274

	Total Germany	94,495,735

	Greece — 0.1%
296,326	OPAP SA	2,931,035
139,101	Public Power Corp SA	1,310,086

	Total Greece	4,241,121

	Hong Kong — 0.4%
524,000	AAC Technologies Holdings Inc	2,364,596
251,000	Cheung Kong Holdings Ltd	3,577,416
238,500	CLP Holdings Ltd	1,908,418
1,676,400	Esprit Holdings Ltd	2,850,644
1,339,300	Hong Kong & China Gas	3,103,027
419,552	Link (REIT)	1,922,198
171	Melco International Development Ltd	388
953,000	Pacific Basin Shipping Ltd	592,773
369,600	Sands China Ltd	2,115,804
359,000	Sun Hung Kai Properties Ltd	4,643,140
279,000	Wharf Holdings Ltd (The)	2,276,155
316,500	Yue Yuen Industrial Holdings	968,317

	Total Hong Kong	26,322,876

	Hungary — 0.0%
40,060	OTP Bank Plc	744,188

	Total Hungary	744,188

	India — 0.8%
83,954	Aban Offshore Ltd	269,098
586,562	Allahabad Bank	586,367
212,247	Aurobindo Pharma Ltd	583,393
42,785	Bank of Baroda	298,852
468,076	Cairn India Ltd	2,284,740
86,551	Cipla Ltd	547,349
28,167	Financial Technologies India Ltd	48,054
58,259	GAIL India Ltd	260,144
146,249	HCL Technologies Ltd	2,307,959
23,795	Hero MotoCorp Ltd *	722,843
310,287	Hexaware Technologies Ltd	605,558
429,480	Hindalco Industries Ltd	677,474

See accompanying notes to the financial statements.	3

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	India — continued
312,200	Hindalco Industries Ltd GDR, 144A (a)	481,603
1,386,554	Housing Development & Infrastructure Ltd *	688,493
145,031	Idea Cellular Ltd *	350,392
72,881	Infosys Technologies Ltd	3,400,995
175,500	Infosys Technologies Ltd Sponsored ADR	8,137,935
79,791	Jai Balaji Industries Ltd *	24,147
120,396	Jindal Steel & Power Ltd	402,236
29,859	JSW Steel Ltd	242,455
145,514	Karnataka Bank Ltd	166,025
45,687	Lupin Ltd	556,026
1,003,103	NHPC Ltd	242,323
156,755	NTPC Ltd	309,509
208,979	Oil & Natural Gas Corp Ltd	795,935
159,549	Oriental Bank of Commerce	307,977
86,098	Punjab National Bank Ltd (a)	560,776
206,991	Reliance Energy Ltd	1,083,419
25,584	Reliance Industries Ltd	328,320
9,527	Reliance Industries Ltd GDR, 144A	239,648
348,177	Sesa Goa Ltd	991,955
375,346	Steel Authority of India Ltd	261,902
462,004	Sterlite Industries India Ltd	644,232
121,300	Sterlite Industries India Ltd ADR	727,800
59,155	Sun Pharmaceutical Industries Ltd *	466,921
187,966	Tata Consultancy Services Ltd	5,768,404
151,927	Tata Motors Ltd	680,921
5,100	Tata Motors Ltd Sponsored ADR	113,832
158,802	Tata Motors Ltd - Class A	350,152
231,417	Tata Steel Ltd	947,675
225,767	Tech Mahindra Ltd	4,687,271
195,176	Wipro Ltd	1,408,921
74,513	Wipro Ltd ADR	672,107

	Total India	45,232,138

	Indonesia — 0.6%
19,017,500	Astra International Tbk PT	10,509,553
636,000	Bank Central Asia Tbk PT	525,355
5,331,670	Bank Mandiri Persero Tbk PT	3,455,833
3,141,500	Bank Negara Indonesia Persero Tbk PT	1,103,775
5,935,270	Bank Rakyat Indonesia Persero Tbk PT	3,574,477
2,807,000	Bank Tabungan Negara Persero Tbk PT	243,518
2,085,000	Gajah Tunggal Tbk PT	355,746
10,103,500	Global Mediacom Tbk PT *	1,612,711
1,178,500	Harum Energy Tbk PT	346,532
777,500	Indosat Tbk PT	292,913
17,185,500	Kalbe Farma Tbk PT	2,116,144
6,290,500	Media Nusantara Citra Tbk PT *	1,691,426
1,107,000	Mitra Adiperkasa Tbk PT	480,362

Shares	Description	Value ($)
	Indonesia — continued
28,808,500	MNC Investama Tbk PT	906,516
2,236,000	MNC Sky Vision Tbk PT *	379,538
3,558,000	Ramayana Lestari Sentosa Tbk PT	328,104
1,259,150	Semen Gresik Persero Tbk PT	1,449,746
30,312,500	Telekomunikasi Indonesia Persero Tbk PT	6,088,850
35,300	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	1,308,218
2,538,000	XL Axiata Tbk PT	1,038,914

	Total Indonesia	37,808,231

	Ireland — 0.0%
10,812	Paddy Power Plc	869,701
99,109	Smurfit Kappa Group Plc	2,015,736

	Total Ireland	2,885,437

	Israel — 0.1%
265,349	Bank Hapoalim BM	1,225,886
482,402	Bank Leumi Le-Israel *	1,578,515
631,276	Israel Discount Bank Ltd - Class A *	989,051
90,265	Partner Communications Co Ltd	660,279

	Total Israel	4,453,731

	Italy — 1.9%
3,425,070	A2A SPA	2,971,029
238,782	Assicurazioni Generali SPA	4,567,383
100,765	Azimut Holding SPA	2,162,191
6,514,560	Enel SPA	21,479,967
1,130,839	ENI SPA	25,757,994
59,787	Exor SPA	2,037,163
1,017,122	Fiat SPA *	7,664,873
766,382	Finmeccanica SPA *	3,920,683
4,305,679	Intesa Sanpaolo SPA	8,433,225
14,951	Italcementi SPA-Di RISP	48,684
1,753,346	Mediaset SPA *	7,193,648
295,510	Mediolanum SPA	2,056,628
1,231,106	Milano Assicurazioni SPA *	778,379
64,970	Recordati SPA	730,912
11,192,606	Telecom Italia SPA	7,795,416
5,419,257	Telecom Italia SPA-Di RISP	2,996,123
1,812,202	UniCredit SPA	10,235,177

	Total Italy	110,829,475

	Japan — 6.6%
1,494	Accordia Golf Co Ltd	1,617,025
361,800	Aeon Co Ltd	4,929,723
29,200	Alfresa Holdings Corp	1,379,866
87,000	Astellas Pharma Inc	4,426,375
93,900	Bridgestone Corp	3,064,775
224,000	Calsonic Kansei Corp	1,084,342

4	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
694,000	Cosmo Oil Co Ltd *	1,427,354
983,000	Daikyo Inc	2,838,794
92,400	Daito Trust Construction Co Ltd	8,433,712
490,000	Daiwa Securities Group Inc	3,919,933
251,700	Dena Co Ltd	4,920,118
609,000	DIC Corp	1,547,975
218,000	Fuji Heavy Industries Ltd	5,248,232
51,500	Fuji Oil Co Ltd	903,028
117,000	Gunze Ltd	290,831
184,000	Hanwa Co Ltd	791,600
3,241,000	Haseko Corp *	3,758,464
19,000	Idemitsu Kosan Co Ltd	1,575,426
103,700	IT Holdings Corp	1,233,364
979,200	Itochu Corp	11,023,076
854	Japan Retail Fund Investment Corp (REIT)	1,566,480
606,300	Japan Tobacco Inc	20,477,693
339,200	JFE Holdings Inc	7,440,160
1,754,300	JX Holdings Inc	9,217,639
103,500	K’s Holdings Corp	3,144,590
129,900	Kao Corp	3,780,806
2,774,000	Kawasaki Kisen Kaisha Ltd	6,207,874
278,200	KDDI Corp	13,225,183
2,142,000	Kobe Steel Ltd *	3,390,581
34,086	Kohnan Shoji Co Ltd	364,802
499,200	Leopalace21 Corp *	3,058,623
1,030,000	Marubeni Corp	7,439,516
1,420,000	Mazda Motor Corp *	5,653,096
127,504	Medipal Holdings Corp	1,419,241
917,500	Mitsubishi Chemical Holdings Corp	4,296,266
689,600	Mitsubishi Corp	12,829,178
194,000	Mitsubishi Gas Chemical Co Inc	1,553,391
477,000	Mitsubishi Heavy Industries Ltd	2,602,159
413,400	Mitsubishi UFJ Lease & Finance Co Ltd	1,863,648
642,100	Mitsui & Co Ltd	8,879,519
1,137,000	Mitsui Chemicals Inc	3,004,817
1,129,000	Mitsui Engineer & Shipbuilding Co Ltd	2,028,958
109,000	Mitsui Fudosan Co Ltd	3,412,302
712,012	Mitsui Mining & Smelting Co Ltd	1,652,946
1,379,134	Mitsui OSK Lines Ltd *	5,407,975
3,004,500	Mizuho Financial Group Inc	6,089,810
888,000	NEC Corp	1,875,934
119,100	Net One Systems Co Ltd	888,393
184,000	Nichirei Corp	882,315
72,000	Nippon Corp	1,151,479
538,300	Nippon Light Metal Co Ltd	679,665
119,932	Nippon Paper Industries Co Ltd	1,626,578
1,267,000	Nippon Steel Corp	3,578,818
266,200	Nippon Telegraph & Telephone Corp	13,504,770
1,507,000	Nippon Yusen Kabushiki Kaisha	4,261,893

Shares	Description	Value ($)
	Japan — continued
264,041	Nipro Corp	2,265,961
131,000	Nisshinbo Holdings Inc	959,888
46,000	Nitto Denko Corp	2,432,725
860,100	Nomura Holdings Inc	5,930,231
144,286	North Pacific Bank Ltd	561,071
8,480	NTT Docomo Inc	13,556,371
14,700	Okinawa Electric Power Co	503,368
1,062	ORIX JREIT Inc (REIT)	1,118,679
35,879	Point Inc	1,682,555
2,123,400	Resona Holdings Inc	10,075,693
323,000	Ricoh Co Ltd	3,475,741
164,800	Round One Corp	923,051
29,000	Ryohin Keikaku Co Ltd	2,540,878
44,400	Sankyo Co Ltd	2,060,260
99,500	Sega Sammy Holdings Inc	2,368,158
77,000	Seino Holdings Co Ltd	683,960
14,800	Shimamura Co Ltd	1,506,060
1,369,000	Shinsei Bank Ltd	2,678,068
316,500	Showa Shell Sekiyu KK	3,128,445
43,686	SoftBank Corp	2,725,401
2,376,800	Sojitz Corp	4,221,538
856,000	Sumitomo Corp	10,783,807
183,200	Sumitomo Electric Industries Ltd	2,447,388
546,193	Sumitomo Light Metal Industries Ltd	536,203
269,000	Sumitomo Metal Mining Co Ltd	3,594,201
123,000	Sumitomo Mitsui Financial Group Inc	5,406,569
824,000	Sumitomo Mitsui Trust Holdings Inc	3,558,505
74,000	Sumitomo Realty & Development Co Ltd	3,234,135
85,000	Suruga Bank Ltd	1,329,680
28,752	Suzuken Co Ltd	883,262
297,500	Takeda Pharmaceutical Co Ltd	13,463,271
387,000	Tokyo Tatemono Co Ltd	3,268,954
147,000	TonenGeneral Sekiyu KK	1,332,071
785,000	Tosoh Corp	2,785,678
325,600	Toyota Motor Corp	19,585,291
213,000	Toyota Tsusho Corp	4,867,614
289,200	UNY Co Ltd	1,838,467
2,417	Yahoo! Japan Corp	1,190,627
145,510	Yamada Denki Co Ltd	4,583,015

	Total Japan	382,957,951

	Malaysia — 0.1%
670,500	AMMB Holdings Berhad	1,515,418
800,800	CIMB Group Holdings Berhad	1,771,280
313,596	Hong Leong Bank Berhad	1,344,328

	Total Malaysia	4,631,026

	Mexico — 0.2%
370,900	America Movil SAB de CV	7,158,370
1,937,400	America Movil SAB de CV - Class L	1,874,903

See accompanying notes to the financial statements.	5

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued
11,800	Fomento Economico Mexicano SAB de CV	111,252
10,100	Fomento Economico Mexicano SAB de CV Sponsored ADR	953,238
175,600	Grupo Financiero Banorte SAB de CV - Class O	1,081,252
104,800	Grupo Financiero Santander Mexico SAB de CV ADR	1,429,472
200	Grupo Financiero Santander Mexico SAB de CV - Class B	546
32,300	Grupo Televisa SAB Sponsored ADR	812,345
17,200	Grupo Televisa SAB-Series CPO	86,277
252,800	Wal-Mart de Mexico SAB de CV - Class V	605,464

	Total Mexico	14,113,119

	Netherlands — 0.6%
906,377	Aegon NV	6,451,741
48,281	CSM NV	1,142,283
943,623	ING Groep NV *	10,273,803
267,052	Koninklijke BAM Groep NV	1,090,541
77,850	Koninklijke Philips Electronics NV	2,407,281
85,275	SNS REAAL NV * (a)	—
286,473	Unilever NV	10,778,730
187,600	VimpelCom Ltd Sponsored ADR	2,012,948

	Total Netherlands	34,157,327

	New Zealand — 0.1%
321,916	Chorus Ltd	721,773
258,310	Fletcher Building Ltd	1,744,159
1,514,867	Telecom Corp of New Zealand	2,656,718

	Total New Zealand	5,122,650

	Norway — 0.2%
401,906	DNB ASA	6,230,305
155,513	Golden Ocean Group Ltd *	197,716
132,501	Statoil ASA	2,906,979
43,807	TGS Nopec Geophysical Co ASA	1,289,262

	Total Norway	10,624,262

	Peru — 0.1%
465,455	Cia de Minas Buenaventura SA ADR	5,878,697

	Total Peru	5,878,697

	Philippines — 0.1%
1,001,340	BDO Unibank Inc	1,655,713
59,450	GT Capital Holdings Inc	1,029,685
593,866	Metropolitan Bank & Trust	1,081,068
20,415	Philippine Long Distance Telephone Co	1,306,710
5,700	Philippine Long Distance Telephone Co Sponsored ADR	361,095

Shares	Description	Value ($)

	Philippines — continued
1,524,100	Puregold Price Club Inc	1,317,324

	Total Philippines	6,751,595

	Poland — 0.2%
1,579,123	Boryszew SA *	234,637
372,502	KGHM Polska Miedz SA	14,129,341
168,355	Synthos SA	230,734

	Total Poland	14,594,712

	Portugal — 0.1%
1,565,071	EDP-Energias de Portugal SA	5,531,192

	Total Portugal	5,531,192

	Russia — 2.0%
9,364	Bashneft OAO - Class S	535,206
30,286	Gazprom Neft JSC Sponsored ADR	623,117
4,995,108	Gazprom OAO Sponsored ADR	39,242,467
377,963	Lukoil OAO Sponsored ADR	21,901,335
972	Magnit OJSC	216,712
31,154	Magnit OJSC GDR	1,727,660
12,461	MegaFon OAO GDR	420,697
204,500	Mobile Telesystems Sponsored ADR *	4,327,220
44,395	Moscow Exchange (The)	81,208
9,817	NovaTek OAO GDR	1,175,978
1,350,593	Rosneft OJSC GDR (Registered)	9,921,994
13,116	Rostelecom OJSC	242,859
1,798,320	Sberbank Sponsored ADR	18,956,870
68,631	Sistema JSFC Sponsored GDR (Registered Shares)	1,519,589
690,153	Surgutneftegas Sponsored ADR	5,375,593
83,587	Tatneft Sponsored ADR	3,165,264
388,994,452	VTB Bank OJSC	518,919
2,198,830	VTB Bank OJSC GDR (Registered Shares)	5,830,266

	Total Russia	115,782,954

	Singapore — 0.3%
825,000	CapitaCommercial Trust (REIT)	873,327
1,111,085	Ezra Holdings Ltd *	720,766
10,838,000	Golden Agri-Resources Ltd	4,745,601
176,000	Ho Bee Investment Ltd	280,716
3,748,000	Noble Group Ltd	2,369,067
330,000	Singapore Technologies Engineering Ltd	1,022,202
2,085,000	Singapore Telecommunications	5,725,030
696,000	Swiber Holdings Ltd	339,827
1,552,000	Yangzijiang Shipbuilding Holdings Ltd	1,147,182

	Total Singapore	17,223,718

6	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)

	South Africa — 0.7%
1,569,030	African Bank Investments Ltd	2,493,542
105,867	AngloGold Ashanti Ltd Sponsored ADR *	1,415,442
97,032	Barclays Africa Group Ltd	1,292,689
35,993	Bidvest Group Ltd	884,539
92,830	Exxaro Resources Ltd	1,467,040
435,107	FirstRand Ltd	1,271,836
64,949	Foschini Ltd	607,390
29,016	Gold Fields Ltd	150,003
28,014	Gold Fields Ltd Sponsored ADR	144,272
471,447	Growthpoint Properties Ltd	1,087,990
31,498	Imperial Holdings Ltd	637,340
77,273	Investec Ltd	499,817
408,125	MTN Group Ltd	7,454,865
108,616	Naspers Ltd - N Shares	8,947,084
29,392	Remgro Ltd	534,691
92,349	Sasol Ltd	4,323,946
1,647	Sasol Ltd Sponsored ADR	77,096
108,829	Standard Bank Group Ltd	1,211,124
243,807	Steinhoff International Holdings Ltd *	696,603
239,095	Telkom South Africa Ltd *	532,530
176,394	Vodacom Group Ltd	1,990,464
71,718	Wilson Bayly Holmes-Ovcon Ltd	987,018

	Total South Africa	38,707,321

	South Korea — 3.9%
151,200	BS Financial Group Inc	1,930,852
6,046	CJ Corp	578,024
1,349	CJ O Shopping Co Ltd	404,298
23,216	Daelim Industrial Co Ltd	1,818,204
61,000	Daewoo Securities Co Ltd	509,262
34,200	Daewoo Shipbuilding & Marine Engineering Co Ltd	906,248
38,770	DGB Financial Group Inc	540,803
46,900	Dongbu Insurance Co Ltd	1,985,492
34,360	Dongkuk Steel Mill Co Ltd	402,647
41,420	GS Engineering & Construction Corp	1,312,997
79,188	GS Holdings	4,022,527
287,801	Hana Financial Group Inc	9,031,421
8,589	Hankook Tire Co Ltd	443,978
44,960	Hankook Tire WorldwideCo Ltd	971,935
19,790	Hanwha Chem Corp	313,223
58,590	Hanwha Corp	1,713,299
13,023	Honam Petrochemical Corp	1,995,609
10,775	Hyosung Corp	686,223
24,554	Hyundai Engineering & Construction	1,262,669
16,860	Hyundai Heavy Industries Co Ltd	3,433,053
23,230	Hyundai Hysco	903,988
3,049	Hyundai Mipo Dockyard	368,008
44,216	Hyundai Mobis	11,068,175

Shares	Description	Value ($)

	South Korea — continued
76,876	Hyundai Motor Co	17,142,914
60,770	Hyundai Securities Co Ltd	309,998
45,627	Hyundai Steel Co	2,998,392
6,488	Hyundai Wia Corp	996,692
268,000	Industrial Bank of Korea	2,715,954
265,210	KB Financial Group Inc	8,460,699
5,700	KB Financial Group Inc ADR	180,177
275,156	Kia Motors Corp	16,554,100
17,597	Kolon Industries Inc	846,376
6,981	Korea Kumho Petrochemical Co Ltd	575,063
9,172	Korea Zinc Co Ltd	2,625,561
214,940	KT Corp	6,972,168
30,900	KT Corp Sponsored ADR	496,563
9,601	KT&G Corp	627,146
20,085	LG Chem Ltd	5,166,947
18,127	LG Corp	1,089,265
45,100	LG Display Co Ltd *	585,398
36,357	LG Electronics Inc	2,357,526
24,950	LG Fashion Corp	578,691
28,460	LG International Corp	804,592
278,150	LG Uplus Corp *	3,265,126
52,810	LIG Insurance Co Ltd	1,167,131
4,515	Lotte Shopping Co Ltd	1,381,921
4,489	LS Corp	284,385
9,068	Mando Corp	1,010,197
87,030	Meritz Fire & Marine Insurance Co Ltd	1,000,423
8,401	Mirae Asset Securities Co Ltd	239,957
3,654	NCSoft Corp	529,790
18,977	O Media Holdings Co Ltd *	649,214
20,550	Poongsan Corp	470,819
22,295	POSCO	6,439,346
31,700	POSCO ADR	2,283,034
4,681	S-Oil Corp	322,157
10,013	Samsung C&T Corp	514,146
26,440	Samsung Card Co	860,079
18,520	Samsung Electro Mechanics Co Ltd	1,354,792
32,806	Samsung Electronics Co Ltd	40,220,499
2,634	Samsung Electronics Co Ltd GDR (Registered Shares)	1,604,568
31,499	Samsung Engineering Co Ltd	2,374,154
8,644	Samsung Fire & Marine Insurance Co Ltd	1,943,162
78,080	Samsung Heavy Industries Co Ltd	2,759,229
7,423	Samsung Life Insurance Co Ltd	707,572
10,214	Samsung SDI Co Ltd	1,545,295
7,472	Samsung Securities Co Ltd	300,340
15,350	Seah Besteel Corp	408,295
229,510	Shinhan Financial Group Co Ltd	8,341,113
3,285	Shinsegae Co Ltd	591,585

See accompanying notes to the financial statements.	7

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
19,626	SK Chemicals Co Ltd	819,184
23,080	SL Corp	330,260
3,656	SK Gas Co Ltd	236,819
12,875	SK Holdings Co Ltd	2,160,048
61,201	SK Innovation Co Ltd	7,660,614
36,502	SK Telecom Co Ltd	7,269,150
108,900	SK Telecom Co Ltd ADR	2,388,177
42,798	Sungwoo Hitech Co Ltd	580,539
487,890	Woori Finance Holdings Co Ltd	4,847,666
71,100	Woori Investment & Securities Co Ltd	691,560

	Total South Korea	229,779,617

	Spain — 2.3%
1,999,759	Banco Bilbao Vizcaya Argentaria SA	19,110,661
6,235,319	Banco Santander SA	44,060,226
435,437	Gas Natural SDG SA	8,525,718
2,406,511	Iberdrola SA	12,753,433
200,231	Indra Sistemas SA	2,904,042
649,432	Repsol YPF SA	15,070,566
2,492,840	Telefonica SA *	33,888,938

	Total Spain	136,313,584

	Sri Lanka — 0.0%
1,065,600	Anilana Hotels & Properties Ltd *	68,955

	Total Sri Lanka	68,955

	Sweden — 0.3%
85,889	Alliance Oil Company Ltd *	615,820
145,622	Investor AB	4,196,418
183,261	Nordea Bank AB	2,130,705
240,564	Skandinaviska Enskilda Banken AB - Class A	2,468,079
53,895	Svenska Handelsbanken AB -A Shares	2,311,855
176,049	Swedbank AB - Class A	3,981,892
440,965	TeliaSonera AB	3,157,272

	Total Sweden	18,862,041

	Switzerland — 1.4%
16,375	Compagnie Financiere Richemont SA - Class A	1,554,466
167,219	Credit Suisse Group AG (Registered)	4,819,990
183,016	Nestle SA (Registered)	11,977,335
457,685	Novartis AG (Registered)	33,342,196
114,741	Roche Holding AG (Non Voting)	28,600,926

	Total Switzerland	80,294,913

	Taiwan — 1.9%
1,017,000	Acer Inc *	674,330
1,142,000	Advanced Semiconductor Engineering Inc	1,002,209

Shares	Description	Value ($)

	Taiwan — continued
254,000	Advantech Co Ltd	1,286,910
623,000	Asustek Computer Inc	4,942,724
2,476,000	AU Optronics Corp *	966,981
401,000	Career Technology MFG Co Ltd	426,128
850,000	Catcher Technology Co Ltd	4,019,628
460,600	Cheng Shin Rubber Industry Co Ltd	1,181,449
268,000	Chipbond Technology Corp	596,394
1,978,470	Chunghwa Telecom Co Ltd	6,239,937
500	Chunghwa Telecom Co Ltd ADR	15,725
5,259,000	Compal Electronics Inc	3,524,546
799,000	Coretronic Corp	692,500
415,000	Delta Electronics Inc	1,868,337
1,462,600	E.Sun Financial Holdings Co Ltd	922,658
344,000	Elan Microelectronics Corp	577,851
1,539,000	Far EasTone Telecommunications Co Ltd	3,883,868
332,062	Flexium Interconnect Inc	1,300,727
533,000	Foxconn Technology Co Ltd	1,351,397
216,000	Gintech Energy Corp *	178,594
388,000	Highwealth Construction Corp	858,463
5,470,000	Hon Hai Precision Industry Co Ltd *	14,751,864
689,000	HTC Corp	3,582,052
191,000	ILI Technology Corp	441,836
49,000	Kinsus Interconnect Technology Corp	178,377
31,000	Largan Precision Co Ltd	1,077,767
550,537	Lite-On Technology Corp	930,392
227,000	Makalot Industrial Co Ltd	1,221,039
252,000	MediaTek Inc	3,075,820
54,000	Mstar Semiconductor Inc	491,280
1,135,000	Neo Solar Power Corp *	841,907
189,000	Novatek Microelectronics Corp Ltd	781,461
652,000	Pegatron Corp *	1,002,776
116,000	Phison Electronics Corp	810,022
171,000	Pou Chen Corp	186,260
1,182,000	Powertech Technology Inc	2,148,972
977,000	Qisda Corp *	227,194
1,324,000	Quanta Computer Inc	2,772,182
639,020	Radiant Opto-Electronics Corp	2,015,482
205,330	Realtek Semiconductor Corp	452,889
488,000	Shin Kong Financial Holding Co Ltd *	163,916
58,332	Silicon Motion Technology Corp ADR	650,985
471,000	Siliconware Precision Industries Co	526,953
193,000	Simplo Technology Co Ltd	917,347
590,000	Synnex Technology International Corp	925,364
4,778,927	Taishin Financial Holding Co Ltd	2,050,886
1,381,000	Taiwan Mobile Co Ltd	4,966,345
482,044	Taiwan PCB Techvest Co Ltd	568,089

8	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
729,600	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	12,082,176
741,000	Taiwan Semiconductor Manufacturing Co Ltd	2,456,694
292,085	TPK Holding Co Ltd	3,081,515
560,000	Tripod Technology Corp	1,102,817
1,061,000	Unimicron Technology Corp	856,481
2,582,000	United Microelectronics Corp	1,054,985
2,734,522	Wistron Corp	2,441,395
781,000	WPG Holdings Co Ltd	892,976
511,000	Yungtay Engineering Co Ltd	1,179,012

	Total Taiwan	109,418,864

	Thailand — 0.6%
454,000	Advanced Info Service Pcl (Foreign Registered)	3,369,699
830,100	Bangchak Petroleum Pcl (Foreign Registered)	815,552
689,760	Bangkok Dusit Medical Service Pcl (Foreign Registered)	2,752,051
189,050	Banpu Pcl (Foreign Registered)	1,617,431
1,643,840	BTS Rail Mass Transit Growth Infrastructure Fund	477,474
1,227,300	Charoen Pokphand Foods Pcl (Foreign Registered)	882,618
409,750	Electricity Generating Pcl (Foreign Registered)	1,636,746
1,407,300	Esso Thailand Pcl (Foreign Registered)	269,710
685,900	Glow Energy Pcl (Foreign Registered)	1,333,234
753,700	PTT Exploration & Production Pcl (Foreign Registered)	3,887,421
940,900	PTT Pcl (Foreign Registered)	9,530,086
293,000	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (a)	451,776
627,500	Ratchaburi Electricity Generating Holding Pcl NVDR	967,539
160,600	Shin Corp Pcl	377,449
110,700	Shin Corp Pcl (Foreign Registered) (a)	263,688
98,300	Siam Cement Pcl NVDR	1,195,908
990,900	Thai Oil Pcl (Foreign Registered)	1,670,584
3,056,100	Thai Tap Water Supply Pcl (Foreign Registered)	927,987
168,900	Thanachart Capital Pcl	168,513

	Total Thailand	32,595,466

	Turkey — 0.4%
748,674	Akbank TAS	2,468,824
1,261,875	Asya Katilim Bankasi AS *	1,090,553
372,303	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	405,145

Shares	Description	Value ($)

	Turkey — continued
154,832	Haci Omer Sabanci Holding AS	654,822
244,066	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	477,955
156,887	KOC Holding AS	628,321
82,035	Pegasus Hava Tasimaciligi AS *	1,116,552
471,890	Turk Telekomunikasyon AS	1,428,998
737,887	Turkcell Iletisim Hizmet AS *	3,854,957
11,300	Turkcell Iletisim Hizmetleri AS ADR *	148,708
1,657,660	Turkiye Garanti Bankasi AS	5,668,805
13,165	Turkiye Halk Bankasi AS	83,243
287,709	Turkiye IS Bankasi - Class C	668,578
338,811	Turkiye Vakiflar Bankasi TAO - Class D	657,448
1,243,120	Yapi ve Kredi Bankasi AS	2,447,746

	Total Turkey	21,800,655

	United Kingdom — 8.5%
46,672	Admiral Group Plc	913,324
150,290	Amlin Plc	913,691
181,639	Ashtead Group Plc	1,810,403
977,794	AstraZeneca Plc	48,144,047
805,969	Aviva Plc	4,824,258
1,929,676	BAE Systems Plc	13,009,169
642,176	Balfour Beatty Plc	2,453,117
6,650,217	Barclays Plc	29,131,983
435,156	Barratt Developments Plc *	2,048,682
105,141	BG Group Plc	2,000,635
411,749	BHP Billiton Plc	11,975,879
8,798,383	BP Plc	60,839,214
200,289	British American Tobacco Plc	10,127,537
969,500	BT Group Plc	4,882,903
76,937	Bunzl Plc	1,623,696
60,735	Cape Plc	238,888
138,071	Catlin Group Ltd	999,811
353,898	Cobham Plc	1,562,666
389,129	Darty Plc	486,344
664,963	Debenhams Plc	1,104,689
2,967,213	Dixons Retail Plc *	1,897,499
222,216	Drax Group Plc	2,401,851
23,149	Eurasia Drilling Co Ltd GDR	892,426
1,004,114	FirstGroup Plc	1,785,919
1,525,649	GlaxoSmithKline Plc	38,909,478
35,713	Globaltrans Investment Plc Sponsored GDR	475,377
1,033,742	Home Retail Group Plc	2,280,779
151,972	Imperial Tobacco Group Plc	5,024,822
219,913	Inchcape Plc	2,006,231
59,057	InterContinental Hotels Group Plc	1,653,921
195,705	Intermediate Capital Group Plc	1,327,735

See accompanying notes to the financial statements.	9

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
30,380	JD Wetherspoon Plc	334,383
89,034	Lancashire Holdings Ltd	992,451
1,216,595	Legal & General Group Plc	3,524,305
14,342,455	Lloyds Banking Group Plc *	16,132,711
1,825,008	Man Group Plc	2,305,652
334,848	Marks & Spencer Group Plc	2,447,845
60,888	Micro Focus International Plc	747,151
151,085	National Express Group Plc	618,639
48,253	Next Plc	3,659,767
350,550	Prudential Plc	5,863,317
141,152	Punch Taverns Plc *	28,264
78,469	Reckitt Benckiser Group Plc	5,332,690
542,876	Rio Tinto Plc	24,510,727
186,294	Rolls-Royce Holdings Plc	3,213,142
1,215,018	Royal Bank of Scotland Group Plc *	6,276,824
1,609,887	Royal Dutch Shell Plc A Shares (London)	52,066,923
834,296	Royal Dutch Shell Plc B Shares (London)	28,080,722
186,857	Scottish & Southern Energy Plc	4,527,184
184,450	Spirit Pub Co Plc	211,811
364,752	Standard Life Assurance Plc	1,874,010
2,241,423	Tesco Plc	12,737,891
1,572,110	Thomas Cook Group Plc *	3,437,872
495,629	TUI Travel Plc	2,646,297
41,570	Unilever Plc	1,585,053
14,411,833	Vodafone Group Plc	46,427,947
510,542	William Hill Plc	3,286,136
192,131	WPP Plc	3,559,329

	Total United Kingdom	494,176,017

	United States — 26.7%
243,700	3M Co.	27,679,446
837,500	Abbott Laboratories	27,913,875
48,800	Allergan, Inc.	4,312,944
24,200	AmerisourceBergen Corp.	1,377,464
122,300	Amgen, Inc.	13,323,362
47,500	Apple, Inc.	23,134,875
122,700	Baxter International, Inc.	8,535,012
73,200	Becton, Dickinson and Co.	7,128,216
48,500	Bed Bath & Beyond, Inc. *	3,576,390
392,600	Bristol-Myers Squibb Co.	16,367,494
27,400	Cardinal Health, Inc.	1,377,672
610,500	Chevron Corp.	73,522,515
36,400	Church & Dwight Co., Inc.	2,160,340
2,029,900	Cisco Systems, Inc.	47,316,969
2,149,800	Coca-Cola Co. (The)	82,079,364
562,800	Colgate-Palmolive Co.	32,512,956
20,100	Copa Holdings SA - Class A	2,628,678

Shares	Description	Value ($)

	United States — continued
76,600	Costco Wholesale Corp.	8,569,242
29,900	CTC Media, Inc.	320,528
129,400	CVS Caremark Corp.	7,511,670
18,000	Danaher Corp.	1,179,360
349,500	Eli Lilly & Co.	17,964,300
300,700	EMC Corp.	7,752,046
776,400	Express Scripts Holding Co. *	49,596,432
221,900	Exxon Mobil Corp.	19,340,804
149,000	General Mills, Inc.	7,348,680
125,800	Gilead Sciences, Inc. *	7,581,966
106,300	Google, Inc. - Class A *	90,025,470
1,136,800	Hewlett-Packard Co.	25,396,112
363,000	International Business Machines Corp.	66,164,010
67,800	Intuit, Inc.	4,307,334
1,063,800	Johnson & Johnson	91,922,958
85,900	Kimberly-Clark Corp.	8,029,932
64,100	Laboratory Corp. of America Holdings *	6,135,652
268,100	Lorillard, Inc.	11,340,630
19,900	Mastercard, Inc. - Class A	12,060,992
391,500	McDonald’s Corp.	36,941,940
14,300	McKesson Corp.	1,736,163
506,300	Medtronic, Inc.	26,201,025
724,200	Merck & Co., Inc.	34,247,418
2,722,800	Microsoft Corp.	90,941,520
192,900	Nike, Inc. - Class B	12,117,978
2,586,800	Oracle Corp.	82,415,448
728,400	PepsiCo, Inc.	58,075,332
2,847,500	Pfizer, Inc.	80,327,975
842,400	Philip Morris International, Inc.	70,289,856
972,200	Procter & Gamble Co. (The)	75,724,658
255,700	Qualcomm, Inc.	16,947,796
79,800	Quest Diagnostics, Inc.	4,677,876
114,400	Southern Copper Corp.	3,146,000
102,600	Stryker Corp.	6,862,914
245,700	Sysco Corp.	7,867,314
361,100	Target Corp.	22,861,241
77,000	TJX Cos, Inc. (The)	4,059,440
278,500	UnitedHealth Group, Inc.	19,979,590
50,700	Visa, Inc. - Class A	8,843,094
804,600	Wal-Mart Stores, Inc.	58,719,708
186,100	Walgreen Co.	8,945,827
27,000	Yum! Brands, Inc.	1,890,540
135,600	Zimmer Holdings, Inc.	10,724,604

	Total United States	1,562,040,947

	TOTAL COMMON STOCKS (COST $4,072,343,602)	4,131,237,754

	PREFERRED STOCKS — 1.6%

10	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Brazil — 1.3%
26,200	AES Tiete SA, 12.86%	220,717
449,790	Banco Bradesco SA, 0.24%	5,223,781
428,310	Banco Bradesco SA ADR, 0.29%	4,976,962
150,900	Banco do Estado do Rio Grande do Sul SA - Class B, 1.13%	903,142
279,950	Bradespar SA, 2.09%	2,894,598
34,800	Braskem SA - Class A *	255,974
48,200	Cia de Bebidas das Americas ADR, 2.70%	1,676,396
105,000	Cia Energetica de Minas Gerais Sponsored ADR, 6.77%	818,542
6,600	Companhia de Bebidas das Americas, 3.20%	230,147
19,700	Companhia Paranaense de Energia Class B, 1.70%	235,728
117,000	Eletropaulo Metropolitana SA, 0.04%	357,480
215,100	Gerdau SA ADR, 0.52%	1,544,418
162,800	Gerdau SA, 0.46%	1,170,192
73,200	Gol Linhas Aereas Inteligentes SA *	259,550
666,260	Itau Unibanco Holding SA, 0.62%	8,098,049
537,360	Itau Unibanco Holding SA ADR, 0.65%	6,539,671
2,137,870	Itausa-Investimentos Itau SA, 0.73%	7,490,766
59,500	Klabin SA, 4.04%	306,983
161,800	Metalurgica Gerdau SA, 0.38%	1,435,615
220,100	Petroleo Brasileiro SA (Petrobras), 4.67% *	1,549,773
109,795	Suzano Papel e Celulose SA, 1.03%	432,563
64,000	Telefonica Brasil SA, 2.96%	1,246,765
78,400	Telefonica Brasil SA ADR, 3.43%	1,546,832
34,200	Tim Participacoes SA ADR	674,424
470,700	Usinas Siderrurgicas de Minas Gerais SA *	2,033,956
1,518,900	Vale SA, 0.48%	19,798,315
253,300	Vale SA Sponsored ADR, 2.86%	3,287,834

	Total Brazil	75,209,173

	Germany — 0.1%
72,501	Porsche Automobil Holding SE, 3.15%	6,100,849

	Total Germany	6,100,849

	Russia — 0.1%
1,062,224	Sberbank, 4.56%	2,229,723
6,071,773	Surgutneftegaz OJSC, 7.01%	4,096,704

	Total Russia	6,326,427

	South Korea — 0.1%
18,532	Hyundai Motor Co, 1.81%	1,863,022
17,891	Hyundai Motor Co, 1.86%	1,670,288

Shares/ Par Value ($)		Description	Value ($)
	2,749	Samsung Electronics Co Ltd (Non-Voting), 0.91%	2,267,351

		Total South Korea	5,800,661

		TOTAL PREFERRED STOCKS (COST $104,029,379)	93,437,110

		INVESTMENT FUNDS — 0.1%

		United States — 0.1%
	235,129	iShares MSCI Emerging Markets ETF	8,944,307

		TOTAL INVESTMENT FUNDS (COST $8,817,625)	8,944,307

		DEBT OBLIGATIONS — 15.5%

		Canada — 0.1%
		Asset-Backed Securities — 0.1%
CAD	2,559,488	Master Asset Vehicle II, Series 09-2, Class A1, 0.78%, due 07/15/56	2,138,374
CAD	352,000	Master Asset Vehicle II, Series 09-2, Zero Coupon, Class B, due 07/15/56	270,692
CAD	150,000	Master Asset Vehicle II, Series 09-2, Zero Coupon, Class C, due 07/15/56	106,807
CAD	1,938,400	Master Asset Vehicle II, Series 09-2, Class A2, 0.78%, due 07/15/56	1,582,668

		Total Asset-Backed Securities	4,098,541

		United States — 15.4%
		Bank Loans — 0.0%
	380,447	Caesars Entertainment Corp. Term Loan B1, 3.18%, due 01/28/15	378,545
	781,215	Caesars Entertainment Corp. Term Loan B3, 3.18%, due 01/28/15	767,544
	960,000	Springleaf Financial Funding Co. Term Loan B, 5.50%, due 05/10/17	960,000

		Total Bank Loans	2,106,089

		CMBS Collateralized Debt Obligations —0.0%
	1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.06%, due 11/23/52	1,600

		Insured Other — 0.0%
	2,500,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	489,125

		U.S. Government — 15.4%
	27,786,960	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27 (b)	32,719,145

See accompanying notes to the financial statements.	11

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2013 (Unaudited)

Par Value $/ Shares	Description	Value ($)

	U.S. Government — continued
125,972,739	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (b)	147,112,476
33,097,800	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (b)	33,477,895
425,920,368	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (b)	410,946,712
258,618,905	U.S. Treasury Inflation Indexed Note, 1.13%, due 01/15/21 (b)	272,681,308

	Total U.S. Government	896,937,536

	TOTAL DEBT OBLIGATIONS (COST $926,027,380)	903,632,891

	SHORT-TERM INVESTMENTS — 12.8%

	Money Market Funds — 6.1%
355,837,554	State Street Institutional Treasury Money Market Fund - Institutional Class, 0.00% (c)	355,837,554

	U.S. Government — 6.7%
86,000,000	U.S. Treasury Bill, 0.04%, due 02/06/14 (d) (e)	85,985,122
50,000,000	U.S. Treasury Bill, 0.02%, due 11/14/13 (d) (e)	49,998,250
150,000,000	U.S. Treasury Bill, 0.07%, due 04/03/14 (d) (e)	149,940,300
107,000,000	U.S. Treasury Bill, 0.08%, due 05/29/14 (e)	106,936,228

	Total U.S. Government	392,859,900

	TOTAL SHORT-TERM INVESTMENTS (COST $748,590,558)	748,697,454

	TOTAL INVESTMENTS — 100.7% (Cost $5,859,808,544)	5,885,949,516
	Other Assets and Liabilities (net) — (0.7%)	(39,489,172)

	TOTAL NET ASSETS — 100.0%	$5,846,460,344

12	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

A summary of outstanding financial instruments at August 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/03/2013	BCLY	BRL	192,933,949	USD	87,427,021	$7,114,395
10/03/2013	BOA	BRL	96,102,757	USD	42,196,600	2,191,900
09/03/2013	BCLY	CAD	104,787,523	USD	102,594,100	3,109,126
09/03/2013	MSCI	CAD	52,387,487	USD	51,290,787	1,554,257
11/05/2013	BCLY	CAD	77,812,625	USD	74,134,798	372,149
11/05/2013	DB	CAD	79,362,385	USD	75,606,698	374,951
10/15/2013	BCLY	CHF	20,047,627	USD	21,642,322	89,321
10/15/2013	GS	CHF	9,793,210	USD	10,599,228	70,648
10/15/2013	JPM	CHF	10,169,872	USD	10,977,071	43,545
10/15/2013	MSCI	CHF	19,933,805	USD	21,542,691	112,060
10/22/2013	BBH	EUR	93,014,000	USD	124,274,145	1,321,464
10/22/2013	BCLY	EUR	209,935,378	USD	278,246,575	738,701
10/22/2013	DB	EUR	69,874,791	USD	92,648,732	283,143
10/22/2013	MSCI	EUR	139,438,518	USD	184,842,913	522,923
09/17/2013	BCLY	GBP	104,809,462	USD	161,684,187	(722,730)
09/17/2013	JPM	GBP	96,176,904	USD	147,642,200	(1,388,185)
09/17/2013	MSCI	GBP	93,182,487	USD	145,861,101	1,470,698
09/27/2013	BOA	IDR	211,216,335,000	USD	20,373,911	1,098,742
09/25/2013	BCLY	JPY	9,432,005,567	USD	99,315,423	3,242,908
09/25/2013	GS	JPY	8,105,537,841	USD	80,807,300	(1,754,081)
09/25/2013	JPM	JPY	9,825,005,798	USD	103,392,055	3,316,519
09/25/2013	MSCI	JPY	9,881,587,511	USD	103,974,027	3,322,161
11/01/2013	BCLY	KRW	95,274,609,847	USD	84,952,840	(564,144)
11/01/2013	JPM	KRW	95,332,127,740	USD	85,023,079	(545,532)
09/11/2013	BCLY	NZD	38,705,442	USD	30,851,527	954,166
09/11/2013	DB	NZD	38,557,371	USD	30,747,190	964,204
09/11/2013	JPM	NZD	36,139,630	USD	28,132,100	216,657
09/25/2013	BCLY	RUB	3,183,304,588	USD	96,648,033	1,526,409
09/23/2013	BCLY	TWD	1,668,620,855	USD	55,881,475	105,693

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/03/2013	BCLY	USD	74,248,688	CAD	77,812,625	$(373,605)
09/03/2013	DB	USD	75,723,131	CAD	79,362,385	(376,710)
09/11/2013	JPM	USD	38,066,000	NZD	48,976,178	(235,183)
10/01/2013	JPM	USD	5,913,197	SGD	7,424,652	(92,475)
11/22/2013	DB	USD	38,930,379	CNY	240,694,857	227,753

						$28,291,848

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
115	DAX	September 2013	$30,779,138	$(322,094)
21	FTSE/MIB	September 2013	2,306,929	(62,837)
518	S&P 500 E-Mini Index	September 2013	42,250,670	74,250
30	SPI 200	September 2013	3,401,770	29,606
46	TOPIX	September 2013	5,131,478	(168,894)

			$83,869,985	$(449,969)

Sales
62	S&P Toronto 60	September 2013	$8,538,591	$(302,299)

			$8,538,591	$(302,299)

Written Options

Index Options

Contract Number			Expiration Date	Description	Premiums	Market Value
Put	383	EUR	9/20/2013	Euro STOXX 50, Strike 2,750	$249,681	$(328,001)
Put	402	EUR	9/20/2013	Euro STOXX 50, Strike 2,800	282,858	(495,716)
Put	2,452	EUR	9/20/2013	Euro STOXX 50, Strike 2,825	1,287,641	(3,632,341)
Put	25	GBP	9/20/2013	FTSE 100, Strike 6,625	57,519	(84,217)
Put	341	GBP	9/20/2013	FTSE 100, Strike 6,475	513,603	(682,672)
Put	18	GBP	9/20/2013	FTSE 100, Strike 6,500	29,640	(39,679)
Put	172	HKD	9/27/2013	Hang Seng, Strike 21,600	532,748	(499,291)
Put	466	JPY	9/13/2013	Nikkei 225, Strike 13,625	1,919,884	(2,425,861)
Put	50	JPY	9/13/2013	Nikkei 225, Strike 14,000	249,139	(399,074)
Put	818	USD	9/21/2013	S&P 500, Strike 1,660	2,155,010	(3,390,610)
Put	6	USD	9/21/2013	S&P 500, Strike 1,635	12,822	(15,000)

See accompanying notes to the financial statements.	13

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2013 (Unaudited)

Index Options (continued)

Contracts Number			Expiration Date	Description	Premiums	Market Value
Put	3	USD	9/21/2013	S&P 500, Strike 1,685	$12,231	$(17,100)
Put	48	USD	9/21/2013	S&P 500, Strike 1,690	136,654	(311,520)
Put	37	USD	9/21/2013	S&P 500, Strike 1,705	99,788	(288,970)
Put	31	AUD	09/19/2013	S&P ASX 200, Strike 5,000	27,183	(9,177)
Put	64	AUD	09/19/2013	S&P ASX 200, Strike 5,100	63,089	(38,052)
Put	204	CAD	09/20/2013	S&P TSX 60, Strike 710	24,114	(5,132)
Put	6	CAD	09/20/2013	S&P TSX 60, Strike 720	768	(453)
Put	237	CAD	09/20/2013	S&P TSX 60, Strike 725	36,025	(22,051)
Put	2,320	CAD	09/20/2013	S&P TSX 60, Strike 730	237,184	(267,616)
Put	287	AUD	09/19/2013	SPI 200, Strike 5,150	255,430	(237,832)
Put	224	AUD	09/19/2013	SPI 200, Strike 5,125	186,208	(164,721)
Put	22	AUD	09/19/2013	SPI 200, Strike 5,075	25,494	(10,976)

					$8,394,713	$(13,366,062)

As of August 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)	The rate disclosed is the 7 day net yield as of August 31, 2013. Note: Yield rounds to 0.00%.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and cleared swaps contracts, collateral on OTC swap contracts and forward currency contracts, and/or written options, if any.

(e)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co.           International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Yuan Renminbi

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

NZD - New Zealand Dollar

RUB - Russian Ruble

SGD - Singapore Dollar

TWD - Taiwan Dollar

USD - United States Dollar

14	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2013 (Unaudited)

Assets:
Investments, at value (Note 2)(a)	$5,885,949,516
Foreign currency, at value (Note 2)(b)	18,040,361
Receivable for investments sold	2,071,096
Cash	51,551
Receivable for Fund shares sold	25,080,406
Dividends and interest receivable	13,007,829
Foreign taxes receivable	2,026,493
Unrealized appreciation on open forward currency contracts (Note 4)	34,344,493
Due from broker (Note 2)	4,422,126
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	329,468

Total assets	5,985,323,339

Liabilities:
Payable for investments purchased	117,917,342
Accrued capital gain taxes payable (Note 2)	43,063
Payable for variation margin on open futures contracts (Note 4)	750,791
Unrealized depreciation on open forward currency contracts (Note 4)	6,052,645
Written options outstanding, at value (Note 4)(c)	13,366,062
Payable to agents unaffiliated with the Manager	372
Payable to Trustees and related expenses	2,294
Accrued expenses	730,426

Total liabilities	138,862,995

Net assets	$5,846,460,344

Net assets attributable to:
Core shares	$5,846,460,344

Shares outstanding:
Core shares	501,663,495

Net asset value per share:
Core shares	$11.65

(a) Cost of investments – unaffiliated issuers:	$5,859,808,544
(b) Cost of foreign currency:	$17,996,666
(c) Premiums on written options:	$8,394,713

See accompanying notes to the financial statements.	15

GMO Implementation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2013 (Unaudited)

Investment Income:
Dividends (Net of withholding tax)(a)	$53,045,209
Interest	2,533,757

Total investment income	55,578,966

Expenses:
Audit and tax fees	53,084
Custodian, fund accounting agent and transfer agent fees	1,694,272
Legal fees	30,620
Trustees fees and related expenses (Note 5)	17,287
Miscellaneous	17,623

Total expenses	1,812,886
Fees and expenses reimbursed by Manager (Note 5)	(1,773,116)
Expense reductions (Note 2)	(2)

Net expenses	39,768

Net investment income (loss)	55,539,198

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	52,356,548
Futures contracts	(2,642,380)
Written options	(168,887)
Swap contracts	2,399,249
Foreign currency, forward contracts and foreign currency related transactions	15,727,344

Net realized gain (loss)	67,671,874

Change in net unrealized appreciation (depreciation) on:
Investments (Net of foreign capital gains tax) (Note 2)(b)	(86,200,644)
Futures contracts	1,019,570
Written options	(6,041,429)
Swap contracts	(1,052,432)
Foreign currency, forward contracts and foreign currency related transactions	17,819,714

Net unrealized gain (loss)	(74,455,221)

Net realized and unrealized gain (loss)	(6,783,347)

Net increase (decrease) in net assets resulting from operations	$48,755,851

(a) Withholding tax:	$4,234,503
(b) Foreign capital gains tax:	$43,063

16	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Statements of Changes in Net Assets

	Six Months Ended August 31, 2013 (Unaudited)	Period from March 1, 2012 (commencement of operations) through February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$55,539,198	$22,484,583
Net realized gain (loss)	67,671,874	40,725,273
Change in net unrealized appreciation (depreciation)	(74,455,221)	123,119,782

Net increase (decrease) in net assets from operations	48,755,851	186,329,638

Net share transactions (Note 9):
Core Class	3,326,376,915	2,284,997,940

Total increase (decrease) in net assets	3,375,132,766	2,471,327,578

Net assets:
Beginning of period	2,471,327,578	—

End of period	$5,846,460,344	$2,471,327,578

See accompanying notes to the financial statements.	17

GMO Implementation Fund

(A Series of GMO Trust)

Financial Highlights

(For a share outstanding throughout each period)

	Core Shares
	Six Months Ended August 31, 2013 (Unaudited)		Period from March 1, 2012 (commencement of operations) through February 28, 2013
Net asset value, beginning of period	$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss)†	0.17		0.24
Net realized and unrealized gain (loss)	0.18		1.06

Total from investment operations	0.35		1.30

Net asset value, end of period	$11.65		$11.30

Total Return(a)	3.10	%**	13.00%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,846,460		$2,471,328
Net operating expenses to average daily net assets	0.00	%(b)(c)*	0.00	%(b)
Net investment income (loss) to average daily net assets	2.91	%*	2.21%
Portfolio turnover rate	40	%**	66%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.09	%*	0.23%
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	Ratio is less than 0.01%.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

18	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2013 (Unaudited)

1.	Organization

Implementation Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

The Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

The following table provides information about the Fund’s principal investment objectives and benchmarks (if any):

Benchmark	Principal Investment Objective
Not Applicable	Positive total return, not “relative” return

The Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Fund classifies such securities as Level 3 (levels defined below). For the period ended August 31, 2013, the Fund did not reduce the value of any of its over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of its counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Fund, that was valued using fair value inputs obtained from that independent pricing service as of August 31, 2013. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

Typically, the Fund values debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that

19

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

the price supplied is not reliable. Although alternative prices may be available for securities held by the Fund, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund. See the table below for information about securities for which no alternative pricing source was available. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost, which approximates market value, if the issuer is deemed to present minimal credit risk.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that the Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

As discussed above, the Fund invests in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, fair valued using inputs obtained from an independent pricing service and presented in the table below on a net basis, or valued using prices for which no alternative pricing source was available. The net aggregate direct exposure to these valuation methodologies (based on the Fund’s net assets) as of August 31, 2013 is as follows:

Securities and Derivatives

Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service	Single source; no alternative pricing source was available
<1%	42%	<1%

U.S. GAAP requires the Fund to disclose the fair value of its investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to the Fund’s total net assets separately identified in the “Valuation Inputs” table below). At August 31, 2013, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of 60 days or less valued at amortized cost; certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

20

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; certain equity securities valued based on the last traded exchange price adjusted for the movement in a securities index; certain securities that are valued using a price from a comparable security related to the same issuer; and potential litigation recoveries and interests related to bankruptcy proceedings valued at zero.

The following is a summary of the respective levels assigned to the Fund’s direct securities and derivatives, if any, as of August 31, 2013:

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Common Stocks
Australia	$—	$64,662,876	$—		$64,662,876
Austria	—	6,862,719	—		6,862,719
Belgium	—	11,349,484	—		11,349,484
Brazil	74,750,658	—	—		74,750,658
Canada	20,812,036	—	—		20,812,036
Czech Republic	—	8,861,539	—		8,861,539
Denmark	—	2,802,408	—		2,802,408
Egypt	—	8,474,890	—		8,474,890
Finland	—	11,909,135	—		11,909,135
France	—	252,311,494	—		252,311,494
Germany	—	94,495,735	—		94,495,735
Greece	—	4,241,121	—		4,241,121
Hong Kong	—	26,322,876	—		26,322,876
Hungary	—	744,188	—		744,188
India	9,651,674	34,538,085	1,042,379		45,232,138
Indonesia	1,308,218	36,500,013	—		37,808,231
Ireland	—	2,885,437	—		2,885,437
Israel	—	4,453,731	—		4,453,731
Italy	—	110,829,475	—		110,829,475
Japan	—	382,957,951	—		382,957,951
Malaysia	—	4,631,026	—		4,631,026
Mexico	14,113,119	—	—		14,113,119
Netherlands	2,012,948	32,144,379	0	*	34,157,327
New Zealand	—	5,122,650	—		5,122,650
Norway	—	10,624,262	—		10,624,262
Peru	5,878,697	—	—		5,878,697
Philippines	361,095	6,390,500	—		6,751,595
Poland	—	14,594,712	—		14,594,712
Portugal	—	5,531,192	—		5,531,192
Russia	4,327,220	111,455,734	—		115,782,954
Singapore	—	17,223,718	—		17,223,718
South Africa	1,636,810	37,070,511	—		38,707,321
South Korea	5,933,349	223,846,268	—		229,779,617
Spain	—	136,313,584	—		136,313,584
Sri Lanka	—	68,955	—		68,955
Sweden	—	18,862,041	—		18,862,041
Switzerland	—	80,294,913	—		80,294,913
Taiwan	12,748,886	96,669,978	—		109,418,864
Thailand	—	31,880,002	715,464		32,595,466
Turkey	148,708	21,651,947	—		21,800,655
United Kingdom	—	494,176,017	—		494,176,017

21

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs (continued)
United States	$1,562,040,947	$—	$—	$1,562,040,947

TOTAL COMMON STOCKS	1,715,724,365	2,413,755,546	1,757,843	4,131,237,754

Preferred Stocks
Brazil	75,209,173	—	—	75,209,173
Germany	—	6,100,849	—	6,100,849
Russia	—	6,326,427	—	6,326,427
South Korea	—	5,800,661	—	5,800,661

TOTAL PREFERRED STOCKS	75,209,173	18,227,937	—	93,437,110

Investment Funds
United States	8,944,307	—	—	8,944,307

TOTAL INVESTMENT FUNDS	8,944,307	—	—	8,944,307

Debt Obligations
Canada	—	—	4,098,541	4,098,541
United States	—	896,937,536	2,596,814	899,534,350

TOTAL DEBT OBLIGATIONS	—	896,937,536	6,695,355	903,632,891

Short-Term Investments	748,697,454	—	—	748,697,454

Total Investments	2,548,575,299	3,328,921,019	8,453,198	5,885,949,516

Derivatives**
Forward Currency Contracts
Foreign currency risk	—	34,344,493	—	34,344,493
Futures Contracts
Equity risk	74,250	29,606	—	103,856

Total	$2,548,649,549	$3,363,295,118	$8,453,198	$5,920,397,865

Liability Valuation Inputs
Derivatives**
Forward Currency Contracts
Foreign currency risk	$—	$(6,052,645)	$—	$(6,052,645)
Futures Contracts
Equity risk	(302,299)	(553,825)	—	(856,124)
Written Options
Equity risk	(4,318,452)	(9,047,610)	—	(13,366,062)

Total	$(4,620,751)	$(15,654,080)	$—	$(20,274,831)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	Represents the interest in securities that were determined to have a fair value of zero at August 31, 2013.
**	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds, if any, held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For the period ended August 31, 2013, there were no material transfers between Level 1 and Level 2.

22

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2013	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of August 31, 2013		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2013
Common Stock
India	$1,107,369	$1,085,232	$(590,397)	$—	$(124,571)	$(435,254)	$—	$—	$1,042,379		$(455,813)
Netherlands	93,629	—	—	—	—	(93,629)	—	—	0	**	(93,629)
Thailand	1,300,860	1,216,673	(1,831,817)	—	312,026	(282,278)	—	—	715,464		(178,187)
Debt Obligations
Asset-Backed Securities
Canada	4,156,599	—	(106)	8,155	9	(66,116)	—	—	4,098,541		(66,116)
United States	397,099	—	—	17,718	—	75,908	—	—	490,725		75,908
Bank Loans
United States	4,983,209	—	(2,838,875)	5,489	6,215	(49,949)	—	—	2,106,089		(51,238)

Total	$12,038,765	$2,301,905	$(5,261,195)	$31,362	$193,679	$(851,318)	$—	$—	$8,453,198		$(769,075)

*	The Fund accounts for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Represents the interest in securities that were determined to have a fair value of zero at August 31, 2013.

The net aggregate direct and/or indirect exposure to investments in securities and derivative financial instruments using Level 3 inputs (based on the Fund’s net assets) as of August 31, 2013 were as follows:

Level 3 securities	Level 3 derivatives
<1%	—

Cash

Cash and Foreign Currency, if any, on the Statement of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statement of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. Dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan agreements and participations

The Fund may invest in loans to corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control

23

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

over the terms of any loan modification. When the Fund purchases assignments of loans, it acquires direct rights against the borrower. Loan agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Inflation-indexed bonds

The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation-indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond constitutes taxable ordinary income to investors, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Taxes and distributions

For U.S. federal income tax purposes, the Fund is disregarded as an entity separate from its sole shareholder, GMO Benchmark-Free Allocation Fund (“BFAF”), another series of the Trust. BFAF intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. BFAF is treated as owning Implementation Fund’s assets directly for U.S. federal income tax purposes. As such, any income, gain, loss, deduction or other tax items arising in respect of the Fund’s assets will be treated as if they are realized or incurred, as applicable, directly by BFAF. The Fund may make distributions to BFAF in the sole discretion of the Trustees (or their delegates).

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2013, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

As of August 31, 2013, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
5,877,290,197	167,996,493	(159,337,174)	8,659,319

24

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which it invests. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund is taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and/or the tax positions it has adopted.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds.

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s transfer agent fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains in a State Street transfer agent account. Earnings allowances are reported as a reduction of expenses in the Statement of Operations. Prior to December 31, 2012, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance the Fund maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

3.	Investment and other risks

Investing in mutual funds involves many risks. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

An investment in the Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. The Fund is subject to market risk, which is the risk that the market value of its holdings will decline. Market risks include:

Equities — The Fund runs the risk that the market prices of its equity investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner.

The Fund invests a substantial portion of its assets in equities and, as a result, declines in stock market prices generally are likely to reduce the net asset values of the Fund’s shares.

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GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income Investments — The Fund’s investments in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and the Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease. During periods of economic uncertainty and change, the market price of the Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing the Fund to the risk that the price of which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A risk of the Fund’s investments in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater when the Fund invests in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. The market price of the Fund’s inflation-indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation-indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation). Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, if the Fund has invested a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

• NON-U.S. INVESTMENT RISK. Because the Fund invests in non-U.S. securities, it is subject to additional and more varied risks than funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit the Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

The Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale of those investments. The Fund may seek to collect a refund on taxes paid to a non-U.S. country. In those cases, all or a portion of those taxes could

26

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

ultimately be recovered by the Fund. However, the recovery process could take several years and the Fund will incur expenses in its efforts to collect the refund, which will reduce the benefit of any recovery. The Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. The Fund’s decision to pursue a refund is in its sole discretion, and it may decide not to pursue a refund, even if eligible.

Also, investing in non-U.S. securities exposes the Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of the Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, the Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including the Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Fund’s investment opportunities.

Because the Fund may invest a significant portion of its assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets), it is subject to greater non-U.S. investment risk than funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in the Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on the Fund’s ability to exchange local currencies for U.S. Dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• MANAGEMENT AND OPERATIONAL RISK. The Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. The Fund runs the risk that the Manager’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

The Manager’s portfolio managers may use quantitative analyses and models. Any imperfections, errors or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Fund’s investment objective.

The Fund also is subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent the Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not

27

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

contractually liable to the Fund for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Fund. Other Fund service providers also have limitations on their liability to the Fund for losses resulting from their errors.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition to these risks, the Fund is exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). Because the Fund’s principal investment strategies may involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities, the Fund has increased exposure to liquidity risk. These types of investments can be difficult to value, exposing the Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

• DERIVATIVES RISK. The Fund may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. Derivatives include futures, non-U.S. currency contracts, swap contracts, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, the Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., non-U.S. currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, the Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, the Fund often will not receive the collateral the day the collateral is called for.

The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value

28

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The Fund’s use of derivatives may be subject to one or more special tax rules and could generate additional taxable income for shareholders.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Fund may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to the Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of the Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose the Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, the Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Fund and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Fund is still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Fund and clearing members is drafted by the clearing members and generally is less favorable to the Fund than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Fund in favor of the clearing member for losses the clearing member incurs as the Fund’s clearing member and typically does not provide the Fund any remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Fund and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Fund to new kinds of risks and costs.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which the Fund’s investments are traded, in which the Fund receives income, or in which the Fund has taken a position, will decline in value relative to the U.S. Dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

The Fund may use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of its portfolio. If the exchange rates of the currencies involved do not move as expected, the Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

29

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Some currencies are illiquid (e.g., some emerging country currencies), and the Fund may not be able to convert them into U.S. Dollars, in which case the Manager may decide to purchase U.S. Dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. In addition, payment of principal of fixed income securities guaranteed by the U.S. government can be delayed because the guarantee generally only requires payment upon maturity of the securities. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and if the Fund holds such a security, the Fund is subject to the risk that the security’s rating will be downgraded.

Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments.

As described under “Market Risk — Asset-Backed Securities” below, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset-Backed Securities” below.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” above for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by a change in their yield relative to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities,

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present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer.

Market Risk — Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause the Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. See “Credit Risk” above for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and the Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease.

In addition, the existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• COUNTERPARTY RISK. To the extent the Fund enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or lends its securities, it runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Fund is not subject to any limits on its exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a

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nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose the Fund to greater counterparty risk than exchange-traded derivatives. The Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to the Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when the Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases the Fund’s counterparty risk. To the extent the Fund uses swap contracts, it is subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodities Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., the Fund’s investment exposures exceed its net asset value). Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the

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security involved. The Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

The Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged.

• OPTIONS RISK. The market price of options written by the Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American-style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European-style option because the holder may only exercise the option on its expiration date.) If the Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict the Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While the Fund has greater flexibility to tailor an OTC option, OTC options generally expose the Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

• REAL ESTATE RISK. To the extent the Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operating costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, some mortgage Real Estate Investment Trusts (REITs) may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Fund is subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Fund. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly

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disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in this “Investment and other risk” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing its investment programs for a period of time and achieving its investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Fund’s derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates or indices, or to offer them on a more limited basis. To the extent that the Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

• SHORT SALES RISK. The Fund may use short sales in its investment programs in an attempt to increase its returns or for hedging purposes.

In implementing its principal investment strategies, the Fund is permitted to engage in short sales of securities or currencies that it does not own. To do so, the Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third party. This type of short sale exposes the Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund. If the Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses.

Short sales of securities or currencies the Fund does not own involve a form of investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited. The Fund is subject to increased leveraging risk and other investment risks described in this “Investments and other risks” section to the extent it sells short securities or currencies it does not own.

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers with high positive correlations to one another (such as U.S. Treasury Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government), are subject to greater overall risk than funds whose investments are more diversified. To the extent the Fund invests in the securities of a limited number of issuers, it is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

To the extent the Fund focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, it is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also “Real Estate Risk” above.

Similarly, to the extent the Fund has a significant portion of its assets in investments tied economically to a particular geographic region, non-U.S. country or particular market (e.g., emerging markets), it has more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of the Fund are held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g. GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Fund are not subject to restrictions on the frequency of trading of Fund shares. Asset allocation decisions by the Manager may result in substantial redemptions from (or investments in) the Fund. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, accelerate the realization of taxable gains to shareholders. In addition, to the extent the Fund invests in other GMO Funds subject to large shareholder risk, it is indirectly subject to this risk.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. The Fund may invest in shares of other investment companies, including other GMO Funds, money market funds, and ETFs (for purposes of this risk disclosure, “underlying Funds”), and is exposed to the risk that the underlying Funds will not perform as expected.

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Because the Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if the Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Fund also is indirectly exposed to all of the risks of an investment in the underlying Funds.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. The Fund is a “non-diversified investment company” under the 1940 Act. This means that it is allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, it may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on its performance, than if it was “diversified.”

Temporary Defensive Positions. The Fund normally does not take temporary defensive positions. To the extent the Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero) or the investment exposures of GMO Benchmark-Free Allocation Fund (“BFAF”). The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its or BFAF’s portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its or BFAF’s investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund or BFAF holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting investment exposures, the Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its or BFAF’s portfolio. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Fund may use derivatives to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions used by the Fund, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Fund holds cleared derivatives transactions through clearing members, who are members of derivatives clearing houses. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy. Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no

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clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

The Fund held derivatives during the period ended August 31, 2013. The following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use
Forward currency contracts
Adjust exposure to foreign currencies	X
To manage against anticipated currency exchange rate changes	X
Futures contracts
Adjust exposure to certain securities markets	X
Maintain the diversity and liquidity of the portfolio	X
Options (Written)
Used written put option contracts as substitute for direct equity investments	X
Swap contracts
Adjust exposure to certain securities markets	X
Adjust exposure to certain companies and industries	X
To hedge some or all of the broad market exposure of the assets in which the Fund invests	X
Rights and/or warrants
Received as a result of corporate actions	X

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing

36

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

For the period ended August 31, 2013, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Outstanding, beginning of period	—	4,383	$3,763,138	—	—	$—
Options written	—	41,135	42,574,258	—	—	—
Options bought back	—	(13,389)	(15,327,882)	—	—	—
Options expired	—	(23,484)	(22,474,299)	—	—	—
Options exercised	—	(29)	(140,502)	—	—	—

Outstanding, end of period	—	8,616	$8,394,713	—	—	$—

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap contracts

The Fund may enter into various types of swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

37

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statement of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Fund prices its OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the values assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or

38

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Fund (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2013 and Statement of Operations for the period ended August 31, 2013^:

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$34,344,493	$—	$—	$34,344,493
Unrealized Appreciation on Futures Contracts*	—	—	103,856	—	—	—	103,856

Total	$—	$—	$103,856	$34,344,493	$—	$—	$34,448,349

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$103,856	$34,344,493	$—	$—	$34,448,349

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(6,052,645)	$—	$—	$(6,052,645)
Unrealized Depreciation on Futures Contracts*	—	—	(856,124)	—	—	—	(856,124)
Written Options, at value	—	—	(13,366,062)	—	—	—	(13,366,062)

Total	$—	$—	$(14,222,186)	$(6,052,645)	$—	$—	$(20,274,831)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(14,222,186)	$(6,052,645)	$—	$—	$(20,274,831)

Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$56,459	$—	$—	$—	$56,459
Forward Currency Contracts	—	—	—	17,067,601	—	—	17,067,601
Futures Contracts	—	—	(2,642,380)	—	—	—	(2,642,380)
Swap Contracts	—	—	2,399,249	—	—	—	2,399,249
Written Options	—	—	(168,887)	—	—	—	(168,887)

Total	$—	$—	$(355,559)	$17,067,601	$—	$—	$16,712,042

Change in Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$—	$17,751,783	$—	$—	$17,751,783
Futures Contracts	—	—	1,019,570	—	—	—	1,019,570
Swap Contracts	—	—	(1,052,432)	—	—	—	(1,052,432)
Written Options	—	—	(6,041,429)	—	—	—	(6,041,429)

Total	$—	$—	$(6,074,291)	$17,751,783	$—	$—	$11,677,492

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

^	Because the Fund recognizes changes in value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The table includes cumulative appreciation/depreciation of futures and cleared swap contracts as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts is reported within the Statement of Assets and Liabilities.

The Fund is party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some over-the-counter derivative transactions, repurchase agreements and reverse repurchase agreements between the parties. The Master Agreements may include collateral posting terms and

39

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset obligations. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on the Fund’s operations. For more information about other uncertainties and risks, see the Investment and Other Risks note.

For financial reporting purposes, on the Statement of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Fund is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Fund is noted in the Schedule of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Fund. For financial reporting purposes, the Fund’s Statement of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they that are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Fund at August 31, 2013, if any.

The tables above present the Fund’s derivative assets and liabilities by type of financial instrument. The following tables present the Fund’s OTC derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements and net of the related collateral received or pledged by the Fund as of August 31, 2013:

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$3,290,642	$—	$—	$3,290,642
Barclays Bank PLC	17,252,868	—	(1,660,479)	15,592,389
Brown Brothers Harriman & Co.	1,321,464	—	—	1,321,464
Deutsche Bank AG	1,850,051	—	(376,710)	1,473,341
Goldman Sachs International	70,648	—	70,648	—
JPMorgan Chase Bank, N.A.	3,576,721	—	(2,261,375)	1,315,346
Morgan Stanley & Co. International PLC	6,982,099	—	—	6,982,099

Total	$34,344,493	$—	$(4,227,916)	$29,975,281

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$1,660,479	$—	$1,660,479	$—
Deutsche Bank AG	376,710	—	376,710	—
Goldman Sachs International	1,754,081	—	(70,648)	1,683,433
JPMorgan Chase Bank, N.A.	2,261,375	—	2,261,375	—

Total	$6,052,645	$—	$4,227,916	$1,683,433

40

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

The following tables present the Fund’s exchange-traded or cleared derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements and net of the related collateral received by the Fund as of August 31, 2013:

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs & Co.	$750,791	$(750,791)	$—	$—	*
Morgan Stanley & Co. LLC	13,366,062	(13,366,062)	—	—	*

Total	$14,116,853	$(14,116,853)	$—	$—

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

The average derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants), notional amounts (swap contracts) or principal amounts (options) outstanding at each month-end, was as follows for the period ended August 31, 2013:

Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options ($)	Rights and/or warrants ($)
2,428,285,473	103,316,135	5,581,576	137,254	353,721

5.	Fees and other transactions with affiliates

GMO does not charge the Fund any management or shareholder service fees for its services.

The Manager has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to the Fund concurrently with the payment of management fees to the Manager. “Specified Operating Expenses” means only the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

This contractual reimbursement will continue through at least June 30, 2014 for the Fund unless the Fund’s Board of Trustees authorizes its modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract or servicing agreement.

The Fund’s portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with the Manager during the period ended August 31, 2013 is shown in the table below and is included in the Statement of Operations.

Independent Trustees and their legal counsel ($)	Agents unaffiliated with the Manager ($)
17,287	2,024

41

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2013 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2013 are noted in the table below:

Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
917,399,602	3,343,796,186	—	1,305,615,186

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties

Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion
1*	100%	—	100%

*	The Shareholder is another fund of the Trust.

9.	Share transactions

The Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund’s shares were as follows:

	Six Months Ended August 31, 2013 (Unaudited)		Period from March 1, 2012 (commencement of operations) through February 28, 2013

Core Class:	Shares	Amount	Shares	Amount
Shares sold	288,220,684	$3,388,463,880	235,543,110	$2,460,130,863
Shares repurchased	(5,258,745)	(62,086,965)	(16,841,554)	(175,132,923)

Net increase (decrease)	282,961,939	$3,326,376,915	218,701,556	$2,284,997,940

42

GMO Implementation Fund

(A Series of GMO Trust)

Board Review of Management Agreement

August 31, 2013 (Unaudited)

Approval of renewal of management agreement for GMO Implementation Fund. In determining to approve the renewal of the management agreement of the Fund for an additional twelve month period commencing June 30, 2013, the Trustees, all but one of whom is not an “interested person” of GMO Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered information relating specifically to the Fund as well as information relating to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met independently and with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) throughout the year and considered information relevant to renewal of the Fund’s management agreement. In addition, at a meeting held on May 22, 2013, the Trustees met with representatives of the Manager to discuss, among other things, the investment performance of the Fund and the other GMO funds and various methods for evaluating their investment performance. At a separate meeting also held on May 22, 2013 and attended only by the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), their independent legal counsel and their independent compliance consultant, the Independent Trustees discussed the extensive materials provided by the Manager to the Trustees for their consideration in connection with their decision whether to renew the management agreements of the Fund and the other GMO funds. At their separate meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager. Prior to and at a meeting of the Trustees on June 6, 2013, the Manager provided that information. In addition, prior to and at the meeting of the Trustees on June 6, 2013, representatives of the Manager met with the Trustees to answer questions.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. In addition, the Trustees took into account their discussion with representatives of the Manager regarding ways to evaluate the performance of the Fund, given that the Fund is not a standalone investment and the investment strategies the Manager pursues for the Fund are intended to complement the strategies being pursued by the Manager in GMO Benchmark-Free Allocation Fund. The Trustees’ review of Fund performance was based on information provided to the Trustees, which included data for various periods, information as to performance in relation to risk and other data provided by the Manager, and comparisons against the performance of products managed by other managers that were prepared by third-party data services.

The Trustees compared the total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) of the Fund to the total expense ratios of funds determined by a third-party data service to have similar objectives. The Trustees recognized that the Manager had undertaken to reimburse specified operating expenses of the Fund.

The Trustees gave substantial consideration to the fact that the Fund does not pay a fee to the Manager under the Fund’s management agreement or any shareholder servicing and supplemental support agreement. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees also considered the types of investors to which shares of the Fund were marketed.

The Trustees considered the experience, sophistication and depth of the Manager and its personnel (including management and investment management personnel, as well as members of the legal, compliance and risk and controls departments), the resources the Manager employed in advising the Fund, the Manager’s reputation and relationship with Fund investors, and other matters concerning the business and organization of the Manager and the nature and quality of its services to the Fund.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

Following their review, on June 6, 2013, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be relevant, including those factors described above, approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2013.

43

GMO Implementation Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2013 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2013.

As a shareholder of the Fund, you may incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in Dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2013 through August 31, 2013.

Actual Expenses

This section of the table for the class below provides information about actual account values and actual expenses. you may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for the class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period*	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period*	Annualized Net Expense Ratio
Core	$1,000.00	$1,031.00	$0.00	$1,000.00	$1,025.20	$0.00	0.00%**

*	Expenses are calculated using the annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2013, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.
**	Ratio rounds to 0.00%.

44

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the Registrant is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable to this Registrant.

(b)	Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ J.B. Kittredge
J.B. Kittredge, Chief Executive Officer

Date: November 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ J.B. Kittredge
J.B. Kittredge, Principal Executive Officer

Date: November 5, 2013

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Financial Officer

Date: November 5, 2013